             As filed with the Securities and Exchange Commission on May 1, 2007
                                                       Registration No. 33-79112
                                                                        811-6584

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 27

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 30

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (formerly, The Manufacturers Life Insurance Company of New York Separate
                                   Account A)
                           (Exact name of Registrant)

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
        (formerly, The Manufacturers Life Insurance Company of New York)
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)

                           ARNOLD R. BERGMAN, ESQUIRE
                 John Hancock Life Insurance Company of New York
                               601 Congress Street
                              Boston, MA 02210-2805
                     (Name and Address of Agent for Service)

                                    Copy to:
                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                 Franklin Square
                                 Suite 300 West
                               1300 I Street, N.W.
                           Washington, D.C. 20005-3306

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2007 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on ________, 2007 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A     Caption in Prospectus
--------   ---------------------
1.......   Cover Page

2.......   Glossary of Special Terms

3.......   Overview, Fee Tables, Examples

4.......   Appendix U: Accumulation Unit Value Tables

5.......   General Information about Us, The Separate Accounts and The Funds

6.......   Charges and Deductions; Withdrawal Charges;
           Administration Fees; Mortality and Expense Risks
           Charge; Taxes; Appendix A - Examples of Calculation
           of Withdrawal Charge

7.......   Accumulation Period Provisions; Our Approval;
           Purchase Payments; Accumulation Units; Net Investment
           Factor; Transfers Among Investment Options; Special
           Transfer Services - Dollar Cost Averaging; Special
           Transfer Services - Asset Rebalancing Program;
           Withdrawals; Special Withdrawal Services - Income
           Plan; Contract Owner Inquiries; Other Contract
           Provisions; Ownership; Beneficiary; Modification;

8.......   Pay-out Period Provisions; General; Annuity Options;
           Determination of Amount of the First Variable Annuity
           Payments; Annuity Units and the Determination of
           Subsequent Variable Annuity Payments; Transfers
           During Pay-out Period

9.......   Accumulation Provisions; Death Benefit During
           Accumulation Period; Annuity Options; Death Benefit
           During Pay-out Period

10......   Accumulation Period Provisions; Purchase Payments;
           Accumulation Units; Value of Accumulation Units; Net
           Investment Factor; Distribution of Contracts

11......   Accumulation Period Provisions; Purchase Payments;
           Other Contract Provisions; Right to Review Contract

12......   Federal Tax Matters; Introduction; Our Tax
           Status; Special Considerations for Optional Benefits,
           Non-Qualified Contracts, Qualified Contracts

13......   Not Applicable

14......   Statement of Additional Information - Table of Contents

Part B     Caption in Statement of Additional Information
--------   ----------------------------------------------
15......   Cover Page

16......   Table of Contents

17......   General History and Information.

18......   Services-Independent Auditors; Services-Servicing Agent

19......   Not Applicable

20......   Services-Principal Underwriter

21......   Performance Data

22......   Not Applicable

23......   Audited Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                                    VERSION A
                           (Venture Variable Annuity)
                          (currently issued contracts)

                                                    Prospectus dated May 1, 2007

                             (JOHN HANCOCK(R) LOGO)
                             JOHN HANCOCK ANNUITIES

                           Venture(R) Variable Annuity

This Prospectus describes interests in VENTURE(R) flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture(R) Variable Annuity Contract for the name of your issuing Company.

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund:

CAPITAL GUARDIAN TRUST COMPANY
   Income & Value Trust
   U.S. Large Cap Trust

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
   Series)
   American Asset Allocation Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Cap Trust
   American Growth Trust
   American Growth-Income Trust
   American High Income Trust
   American International Trust
   American New World Trust

DAVIS SELECTED ADVISERS, L.P.
   Financial Services Trust
   Fundamental Value Trust

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
   Real Estate Securities Trust

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust

JENNISON ASSOCIATES LLC
   Capital Appreciation Trust

LEGG MASON CAPITAL MANAGEMENT, INC.
   Core Equity Trust

MARSICO CAPITAL MANAGEMENT, LLC
   International Opportunities Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
   High Income Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
(Adviser to the Franklin Templeton Founding Allocation Trust)
   Franklin Templeton Founding Allocation Trust
   Index Allocation Trust
   Lifestyle Aggressive Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   Lifestyle Growth Trust
   Lifestyle Moderate Trust
   Mid Cap Index Trust
   Money Market Trust
   Pacific Rim Trust

MUNDER CAPITAL MANAGEMENT
   Small Cap Opportunities Trust

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust

PZENA INVESTMENT MANAGEMENT, LLC
   Classic Value Trust

RCM CAPITAL MANAGEMENT LLC

T. ROWE PRICE ASSOCIATES, INC.
   Science & Technology Trust(1)

T. ROWE PRICE ASSOCIATES, INC.
   Blue Chip Growth Trust
   Equity-Income Trust
   Health Sciences Trust
   Small Company Value Trust
TEMPLETON INVESTMENT COUNSEL, LLC
   International Small Cap Trust
   International Value Trust

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
   Global Allocation Trust

VAN KAMPEN
   Value Trust

WELLINGTON MANAGEMENT COMPANY, LLP
   Investment Quality Bond Trust
   Mid Cap Intersection Trust
   Mid Cap Stock Trust
   Natural Resources Trust
   Small Cap Growth Trust
   Small Cap Value Trust

WESTERN ASSET MANAGEMENT COMPANY
   High Yield Trust
   Strategic Bond Trust
   U.S. Government Securities Trust

(1) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE INVESTMENT OPTIONS THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

If you purchase a John Hancock New York Contract, you may elect a "PAYMENT ENHANCEMENT" feature for an extra fee. If you do, John Hancock New York will add a Payment Enhancement of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.

Venture 2006

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

ANNUITIES SERVICE CENTER           MAILING ADDRESS
601 Congress Street                Post Office Box 55230
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5230
(617) 663-3000 or                  www.jhannuities.com
(800) 344-1029

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

ANNUITIES SERVICE CENTER           MAILING ADDRESS
601 Congress Street                Post Office Box 55013
Boston, Massachusetts 02210-2805   Boston, Massachusetts 02205-5013
(877) 391-3748 or                  www.jhannuitiesnewyork.com
(800) 551-2078

                               Table of Contents

I. GLOSSARY OF SPECIAL TERMS ..........................................        1
II. OVERVIEW ..........................................................        3
III. FEE TABLES .......................................................        8
   EXAMPLES ...........................................................       10
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE
    FUNDS .............................................................       13
   THE COMPANIES ......................................................       13
   THE SEPARATE ACCOUNTS ..............................................       14
   THE FUNDS ..........................................................       14
V. DESCRIPTION OF THE CONTRACT ........................................       21
   ELIGIBLE PLANS .....................................................       21
   ACCUMULATION PERIOD PROVISIONS .....................................       21
      Purchase Payments ...............................................       21
      Accumulation Units ..............................................       22
      Value of Accumulation Units .....................................       22
      Net Investment Factor ...........................................       22
      Transfers Among Investment Options ..............................       22
      Maximum Number of Investment Options ............................       23
      Telephone and Electronic Transactions ...........................       23
      Special Transfer Services-Dollar Cost Averaging .................       24
      Special Transfer Services-Asset Rebalancing Program .............       24
      Withdrawals .....................................................       25
      Special Withdrawal Services-The Income Plan .....................       25
      Death Benefit During Accumulation Period ........................       26
   PAY-OUT PERIOD PROVISIONS ..........................................       27
      General .........................................................       27
      Annuity Options .................................................       27
      Determination of Amount of the First Variable Annuity Payment ...       30
      Annuity Units and the Determination of Subsequent Variable
         Annuity Payments .............................................       30
      Transfers During Pay-out Period .................................       31
      Death Benefit During Pay-out Period .............................       31
   OTHER CONTRACT PROVISIONS ..........................................       31
      Right to Review .................................................       31
      Ownership .......................................................       32
      Annuitant .......................................................       32
      Beneficiary .....................................................       32
      Modification ....................................................       32
      Our Approval ....................................................       32
      Misstatement and Proof of Age, Sex or Survival ..................       32
   FIXED INVESTMENT OPTIONS ...........................................       33
VI. OPTIONAL BENEFITS .................................................       34
   OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ...........       34
   FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ...........       39
   Income Plus for Life
   Income Plus for Life - Joint Life (not available in New York) ......       46
      Principal Plus for Life .........................................       50
      Principal Plus for Life Plus Automatic Annual Step-up ...........       54
   ANNUAL STEP DEATH BENEFIT ..........................................       55
   PAYMENT ENHANCEMENT ................................................       55
VII. CHARGES AND DEDUCTIONS ...........................................       57
   WITHDRAWAL CHARGES .................................................       57
      Waiver of Applicable Withdrawal Charge - Confinement to Eligible
         Nursing Home .................................................       58
   ANNUAL CONTRACT FEE ................................................       58
   ASSET-BASED CHARGES ................................................       59
      Daily Administration Fee ........................................       59
      Mortality and Expense Risks Fee .................................       59
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS .................       59
   PREMIUM TAXES ......................................................       60
VIII. FEDERAL TAX MATTERS .............................................       61
   INTRODUCTION .......................................................       61
   OUR TAX STATUS .....................................................       61
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS .......................       61
   NON-QUALIFIED CONTRACTS ............................................       62
      Undistributed Gains .............................................       62
      Taxation of Annuity Payments ....................................       62
      Surrenders, Withdrawals and Death Benefits ......................       62
      Taxation of Death Benefit Proceeds ..............................       62
      Penalty Tax on Premature Distributions ..........................       63
      Puerto Rico Non-Qualified Contracts .............................       63
      Diversification Requirements ....................................       63
   QUALIFIED CONTRACTS ................................................       64
      Penalty Tax on Premature Distributions ..........................       65
      Tax-Free Rollovers ..............................................       65
      Loans ...........................................................       66
      Puerto Rico Contracts Issued to Fund Retirement Plans ...........       66
   SEE YOUR OWN TAX ADVISER ...........................................       66
IX. GENERAL MATTERS ...................................................       67
   ASSET ALLOCATION SERVICES ..........................................       67
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM ...........       67
   DISTRIBUTION OF CONTRACTS ..........................................       67
      Standard Compensation ...........................................       68
      Revenue Sharing and Additional Compensation .....................       68
      Differential Compensation .......................................       68
   CONFIRMATION STATEMENTS ............................................       68
   REINSURANCE ARRANGEMENTS ...........................................       68
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE ..............      A-1
APPENDIX B PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION ............      B-1
APPENDIX C: GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES ............      C-1
APPENDIX D: QUALIFIED PLAN TYPES ......................................      D-1
APPENDIX E: JOHN HANCOCK USA EXCHANGE PROGRAM .........................      E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES ........................      U-1

We provide additional information about the Contracts and the Separate Account, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information without charge by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents

General Information and History ..........................................     3
Accumulation Unit Value Tables ...........................................     3
Services .................................................................     3
   Independent Registered Public Accounting Firm .........................     3
   Servicing Agent .......................................................     3
   Principal Underwriter .................................................     3
   Special Compensation and Reimbursement Arrangements ...................     4
Legal and Regulatory Matters .............................................     6
Appendix A: Audited Financial Statements .................................   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
Statement of Additional Information
Table of Contents

General Information and History ..........................................     3
Accumulation Unit Value Tables ...........................................     3
Services .................................................................     3
   Independent Registered Public Accounting Firm .........................     3
   Servicing Agent .......................................................     3
   Principal Underwriter .................................................     3
   Special Compensation and Reimbursement Arrangements ...................     4
Legal and Regulatory Matters .............................................     6
Appendix A: Audited Financial Statements .................................   A-1

                          I. Glossary of Special Terms

The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.

ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.

ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress St. Boston, MA 02210-2805.

ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.

ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.

BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The Variable Annuity contract offered by this Prospectus.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.

FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.

GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use for collateral for a loan under certain Qualified Contracts.

MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.

NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.

PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.

PROSPECTUS: This Prospectus that describes interests in the Contract.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLAN: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.

SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.

SUB-ACCOUNT: A Sub-Account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOANS: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview

This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchase a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

The Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under the Contract. "Variable" means your investment amounts in the Contract may increase or decrease in value daily based upon your investment choices. The Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis.

WHO IS ISSUING MY CONTRACT?

Your Contract provides the name of the Company that issues your Contract. In general, John Hancock USA may issue the Contract in any jurisdiction except New York. John Hancock New York issues the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?

The Contract offers access to diversified money managers, a death benefit and an optional death benefit, an optional guaranteed minimum withdrawal benefit, annuity payments and tax-deferred treatment of earnings,.

In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. WHEN YOU PURCHASE A CONTRACT FOR ANY TAX-QUALIFIED RETIREMENT PLAN, THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRED TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE PLAN. CONSEQUENTLY, YOU SHOULD PURCHASE A CONTRACT FOR A QUALIFIED PLAN ONLY ON THE BASIS OF OTHER BENEFITS OFFERED BY THE CONTRACT. THESE BENEFITS MAY INCLUDE LIFETIME INCOME PAYMENTS, PROTECTION THROUGH LIVING AND DEATH BENEFITS, AND GUARANTEED FEES.

We will pay a death benefit to your Beneficiary if you die during the Accumulation Period, which is described in this Prospectus under "Death Benefit During Accumulation Period". For an additional fee, you may elect an optional death benefit called the "Annual Step Death Benefit". The Contract also offers optional guaranteed minimum withdrawal benefits, each for an additional fee. We provide more information about these benefits under the section, "Optional Benefits".

We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.

HOW DOES THE CONTRACT WORK?

Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. During the Accumulation Period, your Purchase Payments will be allocated to Investment Options. You may transfer among the investment options and take withdrawals. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payment to refer to the investments you make in the Contract. The table below shows the required minimum amount for the initial Purchase Payment. The table also shows the required minimum amount for subsequent Purchase Payments. Generally, you may make additional Purchase Payments at any time.

 TYPE OF         MINIMUM INITIAL   MINIMUM SUBSEQUENT
CONTRACT        PURCHASE PAYMENT     PURCHASE PAYMENT
--------        ----------------   ------------------
Non-Qualified       $5,000               $30
Qualified           $2,000               $30

If you purchase a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment is $10,000.

If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.

VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?

ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.

TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period." However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

HOW DO I ACCESS MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?

For the additional charge shown in the Fee Tables, you may elect a Rider offering optional benefits. The availability of the Riders may vary by state.

Guaranteed Minimum Withdrawal Benefit Riders

     -    INCOME PLUS FOR LIFE, OR

     -    INCOME PLUS FOR LIFE - JOINT LIFE, OR

     -    PRINCIPAL PLUS FOR LIFE, OR

     -    PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP.

You may elect to purchase any one of these optional benefit Riders, if available in your state. You may only elect one guaranteed minimum withdrawal benefit Rider. You may not be age 81 or over to purchase Income Plus for Life, and the older of you and your spouse must not be age 81 or over to purchase Income Plus for Life - Joint Life. You may not be age 81 or older to purchase Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up.

We designed the guaranteed minimum withdrawal benefit Riders to make a Lifetime Income Amount available for annual withdrawals starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available for as long as you live, even after your Contract Value reduces to zero. You may extend this benefit to cover the lifetimes of you and your spouse by selecting our Income Plus for Life - Joint Life option.

In addition, our Principal Plus for Life Riders (i.e., Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not include Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

Under any of our guaranteed minimum withdrawal benefit Riders, you choose how much Contract Value to withdraw at any time. We may reduce the Lifetime Income Amount that we guarantee for future lifetime benefit payments, however, if your annual withdrawals (including any applicable withdrawal charges):

     - exceed the Lifetime Income Amount in any year after the Lifetime Income Date, or

     -    exceed certain limits, that vary by Rider, before the Lifetime Income
          Date.

Similarly, if your withdrawals (including any applicable withdrawal charges) exceed the Guaranteed Withdrawal Amount in any year, we may reduce the Guaranteed Withdrawal Amount that we guarantee for future withdrawals.

We will pay withdrawal benefits automatically during a guaranteed minimum withdrawal benefit Rider's "Settlement Phase" that we describe in the "Optional Benefits" section of the Prospectus.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE LIMITS SPECIFIED IN A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. WE MAY REDUCE THE LIFETIME INCOME AMOUNT IF YOU TAKE ANY WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE. YOU WILL LOSE THE LIFETIME INCOME AMOUNT IF YOUR WITHDRAWALS BEFORE THE APPLICABLE LIFETIME INCOME DATE DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING "BENEFIT BASE" OR "GUARANTEED WITHDRAWAL BALANCE" TO ZERO.

We will increase the Benefit Base or Guaranteed Withdrawal Balance by a Bonus that varies by the Rider you select, if you choose not to make any withdrawals at all during certain Contract Years. We also may increase or "Step-up" the guaranteed minimum withdrawal benefit amounts on certain dates to reflect market performance or other factors. You may also increase the amounts we guarantee, depending on the Rider, by making additional Purchase Payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.

IF YOU ELECT TO PURCHASE ANY OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THESE BENEFITS. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted Investment Option will not be affected by the restriction as long as it remains in that Investment Option (We describe the currently available Investment Options for Contracts issued with any of the guaranteed minimum withdrawal benefit Riders in the "Optional Benefits" section of this Prospectus.)

The Automatic Annual Step-up or Spousal Protection versions of the Principal Plus for Life Rider enhance the guarantees we provide in the standard Principal Plus for Life Rider for the additional fee described in the Fee Tables.

THE AMOUNT THAT MAY BE PROVIDED BY MORE FREQUENT "STEP-UP" DATES UNDER THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER, MAY, OVER TIME, BE MORE THAN OFFSET BY THE ADDITIONAL FEE ASSOCIATED WITH THIS RIDER COMPARED TO THE PRINCIPAL PLUS FOR LIFE RIDER. For additional information on these Riders, please see the section entitled "VI. Optional Benefits."

John Hancock USA also made a spousal version of Principal Plus for Life available for purchase before May 1, 2007 outside the state of New York. If you elected this version, entitled "Principal Plus for Life Plus Spousal Protection": (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. In certain cases, we will issue a Contract on and after May 1, 2007 with this Rider. For additional information on this Rider, please see Appendix B: Principal Plus for Life Plus Spousal Protection. This Rider cannot be revoked once elected.

Annual Step Death Benefit Rider

You may elect to purchase the optional Annual Step Death Benefit Rider, if available in your state, whether or not you purchase a guaranteed minimum withdrawal benefit Rider. Under the Annual Step Death Benefit Rider, we guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint Owner) reach 81 years old. The Annual Step Death Benefit is available only at Contract issue and cannot be revoked once elected. You may not purchase the Annual Step Death Benefit Rider, however, if you (or any joint Owner) have attained age 80.

Payment Enhancement (Only available in New York)

Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. John Hancock New York Contracts with this feature will be subject to a higher withdrawal charge and for a longer period of time. The Payment Enhancement is available only at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must be at least $10,000 to elect the Payment Enhancement.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in a Fixed Investment Option. We take the deduction proportionally from each of your Variable Investment Options. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options, based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

     - full or partial withdrawals (including surrenders and systematic withdrawals);

     -    payment of any death benefit proceeds; and

     -    periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

     -    the type of the distribution;

     -    when the distribution is made;

     -    the nature of any Qualified Plan for which the Contract is being used;
          and

     -    the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions taken from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible Purchase Payments you paid or on any earnings under the Contract.

IF YOU ARE PURCHASING THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX-DEFERRAL BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLANS PURCHASE OTHER TYPES OF INVESTMENTS, SUCH AS MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.

We provide additional information on taxes in "VIII. Federal Tax Matters". We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your Contract within 10 days (or longer in some states) after you receive it. In most states, you will receive a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, which may be increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract is issued as an "IRA", you will receive a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We will send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering a Venture(R) Contract. These fees are more completely described in this Prospectus under "VII. Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectus. Unless otherwise shown, the tables below show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

                     CONTRACT OWNER TRANSACTION EXPENSES(1)

                                JOHN HANCOCK USA

                          MAXIMUM WITHDRAWAL CHARGE(2)
                      (as percentage of Purchase Payments)

First Year          6%
Second Year         6%
Third Year          5%
Fourth Year         5%
Fifth Year          4%
Sixth Year          3%
Seventh Year        2%
Thereafter          0%

TRANSFER FEE(3)
Maximum Fee       $25
Current Fee       $ 0

                              JOHN HANCOCK NEW YORK

MAXIMUM WITHDRAWAL CHARGE(2)   WITHOUT PAYMENT   WITH PAYMENT
(as percentage of                ENHANCEMENT      ENHANCEMENT
Purchase Payments)
First Year                             6%              8%
Second Year                            6%              8%
Third Year                             5%              7%
Fourth Year                            5%              7%
Fifth Year                             4%              5%
Sixth Year                             3%              4%
Seventh Year                           2%              3%
Eighth Year                            0%              1%
Thereafter                             0%              0%

TRANSFER FEE(3)
Maximum Fee                          $25             $25
Current Fee                          $ 0             $ 0

(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "IX. General Matters - Premium Taxes").

(2) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of each Purchase Payment.

(3) We reserve the right to The amount of this fee will not impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES

                                                     JOHN HANCOCK USA              JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE(1)                                     $30                             $30
---------------------                         ------------------------------  -------------------------------
ANNUAL SEPARATE ACCOUNT EXPENSES(2)           CONTRACT YEARS  CONTRACT YEARS  CONTRACT YEARS  CONTRACT YEARS
(as a percentage of average Contract Value)         1-7            8+               1-7            8+
Mortality and Expense Risks Fee                    1.00%          0.85%            1.00%         0.85%
Daily Administration Fee (asset based)             0.15%          0.15%            0.15%         0.15%
                                                   ----           ----             ----          ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(4)          1.15%          1.00%            1.15%         1.00%
(With No Optional Riders Reflected)

                                              CONTRACT YEARS  CONTRACT YEARS  CONTRACT YEARS  CONTRACT YEARS

OPTIONAL BENEFITS                                   1-7           8+                1-7           8+ *

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Annual Step Death Benefit Fee              0.20%         0.20%            0.20%         0.20%
Optional Payment Enhancement Fee(2)             not offered     not offered        0.35%         0.35%
                                                -----------     -----------        ----          ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES(4)           1.35%         1.20%            1.70%         1.55%*

* If you elect optional PAYMENT the ENHANCEMENT RIDER, Total Annual Separate Account Expenses in CONTRACT YEAR 8 are 1.70% because the Mortality and Expense Risks Fee is 1.00% that Contract Year and 0.85% in Contract Years 9+.

(1) The $30 annual Contract fee will not be assessed prior to the Maturity Date if at the time of its assessment the Contract Value is greater than or equal to $99,000.

(2) A daily charge reflected as a percentage of the Variable Investment Options. Please note that when the optional Payment Enhancement is chosen, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.

(3) This is a daily charge reflected as a percentage of the Variable Investment Options.

(4) Amount shown includes the Mortality and Expense Risks Fee, Daily Administration Fee as well as the optional Annual Step Death Benefit Fee and Payment Enhancement Fees, as applicable.

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefit Riders
(You may select only one of the following. We deduct the fee on an annual basis from Contract Value.)


                                INCOME PLUS FOR                   PRINCIPAL PLUS  PRINCIPAL PLUS FOR LIFE
                                  LIFE - JOINT                    FOR LIFE PLUS        PLUS SPOUSAL
                                    LIFE(2)                         AUTOMATIC          PROTECTION(5)
              INCOME PLUS FOR  (NOT AVAILABLE IN  PRINCIPAL PLUS   ANNUAL STEP-   (NOT AVAILABLE IN NEW
                  LIFE(1)           NEW YORK)        FOR LIFE(3)        UP(4)               YORK)
              ---------------  ----------------   --------------  --------------  -----------------------
Maximum Fee        1.20%             1.20%             0.75%            1.20%              1.20%
Current Fee        0.60%             0.60%             0.40%            0.60%              0.65%

(1) The current charge for the Income Plus for Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20 % if the Benefit Base is "Stepped-up" to equal the Contract Value.

(2) The current charge for the Income Plus for Life - Joint Life Rider is 0.60% of the Adjusted Benefit Base. We reserve the right to increase the charge to a maximum charge of 1.20% if the Benefit Base is "Stepped-up" to equal the Contract Value.

(3) The current charge for the Principal Plus for Life Rider is 0.40% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

(4) The current charge for the Principal Plus for Life Plus Automatic Annual Step-up Rider is 0.60% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

(5) The current charge for the Principal Plus for Life Plus Spousal Protection Rider is 0.65% of the Adjusted Guaranteed Withdrawal Benefit amount. We reserve the right to increase the charge to a maximum charge of 1.20% if the Guaranteed Withdrawal Benefit amount is "Stepped-up" to equal the Contract Value.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.

TOTAL ANNUAL FUND OPERATING EXPENSES                              MINIMUM   MAXIMUM
------------------------------------                              -------   -------
Range of expenses that are deducted from Fund assets, including
management fees, Rule 12b-1 fees, and other expenses               0.76%     1.67%

EXAMPLES

We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Example 1 pertains to a Contract with the optional benefit Riders shown below. Example 2 pertains to a Contract without optional benefit Riders.

EXAMPLE 1: MAXIMUM FUND OPERATING EXPENSES - CONTRACT WITH OPTIONAL BENEFIT
RIDERS

The following example assumes that you invest $10,000 in a Contract with the optional benefit Riders shown below. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
INCOME PLUS FOR LIFE AND ANNUAL STEP DEATH BENEFIT

                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                               $988    $1,800   $2,644   $4,697
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:             $436    $1,336   $2,269   $4,697

JOHN HANCOCK NEW YORK
PAYMENT ENHANCEMENT, INCOME PLUS FOR LIFE, ANNUAL STEP DEATH BENEFIT

                                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                     ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                              $1,203   $2,080   $2,892   $5,008
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  471   $1,437   $2,432   $5,008

EXAMPLE 2: MINIMUM FUND OPERATING EXPENSES - CONTRACT WITH NO OPTIONAL BENEFIT RIDERS

The next example assumes that you invest $10,000 in a Contract, but with no optional benefit Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA                                     1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------                                     ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                              $  756   $1,109   $1,452   $2,213
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  199   $  613   $1,052   $2,213

JOHN HANCOCK NEW YORK                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------                                ------  -------  -------  --------
If you surrender the Contract at the end of the
applicable time period:                              $  756   $1,109   $1,452   $2,213
If you annuitize, or do not surrender the Contract
at the end of the applicable time period:            $  199   $  613   $1,052   $2,213

THE FOLLOWING TABLES DESCRIBE THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006, EXCEPT AS STATED BELOW IN THE NOTES THAT FOLLOW THE TABLES. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLES.

The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

                                                              ACQUIRED
                                                              FUND FEES     TOTAL     CONTRACTUAL      NET
                              MANAGEMENT  12B-1    OTHER         AND     OPERATING      EXPENSE     OPERATING
                                 FEES      FEES  EXPENSES(1)   EXPENSES  EXPENSES(2) REIMBURSEMENT   EXPENSES
                              ----------  -----  -----------  ---------  ----------  -------------  ---------
JOHN HANCOCK
TRUST (SERIES II):
Blue Chip Growth(3)              0.81%    0.25%     0.02%         --        1.08%          --         1.08%
Capital Appreciation             0.75%    0.25%     0.03%         --        1.03%          --         1.03%
Classic Value                    0.80%    0.25%     0.11%         --        1.16%          --         1.16%
Core Equity                      0.78%    0.25%     0.05%         --        1.08%          --         1.08%
Equity-Income(3)                 0.81%    0.25%     0.03%         --        1.09%          --         1.09%
Financial Services               0.82%    0.25%     0.04%         --        1.11%          --         1.11%
Franklin Templeton
   Founding Allocation(4,5)      0.05%    0.25%     0.07%       0.97%       1.34%        0.09%        1.25%
Fundamental Value                0.77%    0.25%     0.04%         --        1.06%          --         1.06%
Global Allocation                0.85%    0.25%     0.13%         --        1.23%          --         1.23%
Global Bond                      0.70%    0.25%     0.10%         --        1.05%          --         1.05%
Health Sciences(3)               1.05%    0.25%     0.09%         --        1.39%          --         1.39%
High Income(4)                   0.68%    0.25%     0.06%         --        0.99%          --         0.99%
High Yield                       0.66%    0.25%     0.05%         --        0.96%          --         0.96%
Income & Value                   0.79%    0.25%     0.07%         --        1.11%          --         1.11%
Index Allocation(6)              0.05%    0.25%     0.09%       0.53%       0.92%        0.12%        0.80%
International Core               0.89%    0.25%     0.10%         --        1.24%          --         1.24%
International
   Opportunities                 0.89%    0.25%     0.11%         --        1.25%          --         1.25%
International Small
   Cap                           0.92%    0.25%     0.19%         --        1.36%          --         1.36%
International Value(7)           0.82%    0.25%     0.11%         --        1.18%          --         1.18%
Investment Quality
   Bond                          0.60%    0.25%     0.07%         --        0.92%          --         0.92%
Lifestyle Aggressive             0.04%    0.25%     0.02%       0.90%       1.21%          --         1.21%
Lifestyle Balanced               0.04%    0.25%     0.01%       0.84%       1.14%          --         1.14%
Lifestyle Conservative           0.04%    0.25%     0.02%       0.78%       1.09%          --         1.09%
Lifestyle Growth                 0.04%    0.25%     0.01%       0.87%       1.17%          --         1.17%
Lifestyle Moderate               0.04%    0.25%     0.02%       0.81%       1.12%          --         1.12%
Mid Cap Index                    0.48%    0.25%     0.04%         --        0.77%          --         0.77%
Mid Cap Intersection(4)          0.87%    0.25%     0.07%         --        1.19%          --         1.19%
Mid Cap Stock                    0.84%    0.25%     0.04%         --        1.13%          --         1.13%
Money Market                     0.48%    0.25%     0.03%         --        0.76%          --         0.76%
Natural Resources                1.00%    0.25%     0.06%         --        1.31%          --         1.31%
Pacific Rim                      0.80%    0.25%     0.22%         --        1.27%          --         1.27%
Real Estate Securities           0.70%    0.25%     0.03%         --        0.98%          --         0.98%
Science &
   Technology                    1.05%    0.25%     0.09%         --        1.39%          --         1.39%
Small Cap Growth                 1.07%    0.25%     0.08%         --        1.40%          --         1.40%
Small Cap
   Opportunities                 0.99%    0.25%     0.03%         --        1.27%          --         1.27%
Small Cap Value                  1.06%    0.25%     0.06%         --        1.37%          --         1.37%
Small Company
   Value(3)                      1.02%    0.25%     0.06%         --        1.33%          --         1.33%
Strategic Bond                   0.68%    0.25%     0.07%         --        1.00%          --         1.00%
Total Return                     0.70%    0.25%     0.06%         --        1.01%          --         1.01%
U.S. Government
   Securities(8)                 0.61%    0.25%     0.08%         --        0.94%          --         0.94%
U.S. Large Cap                   0.83%    0.25%     0.03%         --        1.11%          --         1.11%
Value                            0.74%    0.25%     0.05%         --        1.04%          --         1.04%

*    See notes beginning after next table.

                                        FEEDER                                  MASTER
                                       FUNDS(9)                                FUND(9)
                        --------------------------------------  -------------------------------------
                                                                                               TOTAL
                                                       TOTAL                                 MASTER &
                        MANAGEMENT  12B-1    OTHER   OPERATING  MANAGEMENT  12B-1   OTHER     FEEDER
                           FEES      FEES  EXPENSES   EXPENSES   FEES(10)   FEES   EXPENSES  EXPENSES
                        ----------  -----  --------  ---------  ----------  -----  --------  --------
American Asset
   Allocation(4)            --       0.75%   0.03%     0.78%       0.32%       --    0.01%     1.11%
American Bond               --       0.50%   0.03%     0.53%       0.41%     0.25%   0.01%     1.20%
American Global
   Growth(4)                --       0.75%   0.03%     0.78%       0.55%       --    0.04%     1.37%
American Global
   Small
   Capitalization(4)        --       0.75%   0.03%     0.78%       0.72%       --    0.05%     1.55%
American
   Growth                   --       0.50%   0.03%     0.53%       0.32%     0.25%   0.02%     1.12%
American
   Growth-Income            --       0.50%   0.03%     0.53%       0.27%     0.25%   0.01%     1.06%
American High-
   Income Bond(4)           --       0.75%   0.03%     0.78%       0.48%       --    0.01%     1.27%
American
   International            --       0.50%   0.03%     0.53%       0.50%     0.25%   0.05%     1.33%
American New
   World(4)                 --       0.75%   0.03%     0.78%       0.81%      --     0.08%     1.67%

NOTES TO FUND EXPENSE TABLES

(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this limitation at any time upon notice to JHT.

(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Operating Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements" in the Fund's prospectus. The Adviser may terminate this waiver at any time upon notice to the Trust.

(4) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates which reflect what actual expenses are expected to be incurred over the next year.

(5) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT - Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated by the adviser any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(6) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expenses Limit" until May 1, 2008.

(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the International Value Trust does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fee reflecting these waivers for the International Value Trust was 0.80%. The Net Operating Expenses for International Value Trust Series II reflecting these waivers was 1.16%. This advisory fee waiver may be rescinded at any time.

(8) The Advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(9) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus. Each feeder fund is invested in Series II of the Fund. The American Asset Allocation, American Global Growth, American Global Small Capitalization, American High-Income Bond and American New World Trusts are invested in class I shares of the American Fund Master Fund. The American Bond, American Growth, American Growth-Income and American International Trusts are invested in class II shares of the American Fund Master Fund.

(10) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. See the financial highlights table in the American Funds prospectus or annual report for further information.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of our respective Separate Account may be found in the Statement of Additional Information.

IV. General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA                 Extremely strong financial security
Standard & Poor's   characteristics; 1st category of 21

A++                 Superior companies have a very strong
A.M. Best           ability to meet their obligations; 1st
                    category of 16

AA+                 Very strong capacity to meet
Fitch               policyholder and contract obligations;
                    2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa2                 Excellent in financial strength; 3rd
Moody's             category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and fixed investment options issued by John Hancock USA prior to the termination of the guarantee except if:

     - the liability to pay contractual claims under the contracts is assumed by another insurer; or

     - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Account may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Account and it invests in shares of a corresponding Fund of John Hancock Trust.

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Funds' investment advisers and managers (i.e. subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see Distribution of Contracts in "IX. General Matters."). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

Fund Investment Objectives and Strategies

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e., subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).

CAPITAL GUARDIAN TRUST COMPANY

   Income & Value Trust          Seeks the balanced accomplishment of (a)
                                 conservation of principal and (b) long-term
                                 growth of capital and income. To do this, the
                                 Fund invests its assets in both equity and
                                 fixed income securities based on the expected
                                 returns of the portfolios.

   U.S. Large Cap Trust          Seeks long-term growth of capital and income.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in equity and equity-related
                                 securities of quality large- cap U.S. companies
                                 that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance
Series) - ADVISER TO MASTER FUND

   American Asset Allocation     Seeks to provide high total return (including
   Trust                         income and capital gains) consistent with
                                 preservation of capital over the long term. To
                                 do this, the Fund invests all of its assets in
                                 the master fund, Class 1 shares of the American
                                 Funds Insurance Series Asset Allocation Fund,
                                 which invests in a diversified portfolio of
                                 common stocks and other equity securities,
                                 bonds and other intermediate and long-term debt
                                 securities, and money market instruments.

   American Bond Trust           Seeks to maximize current income and preserve
                                 capital. To do this, the Fund invests all of
                                 its assets in the master fund, Class 2 shares
                                 of the American Funds Insurance Series Bond
                                 Fund, which normally invests at least 80% of
                                 its assets in bonds, with at least 65% in
                                 investment-grade debt securities and up to 35%
                                 in lower rated fixed income securities.

   American Global Growth        Seeks to make the shareholders' investment grow
   Trust                         over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series Global
                                 Growth Fund, which invests primarily in common
                                 stocks of companies located around the world.

   American Global Small Cap     Seeks to make the shareholders' investment grow
   Trust                         over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series Global
                                 Small Capitalization Fund, which invests
                                 primarily in stocks of smaller companies
                                 located around the world. Normally, the Fund
                                 invests at least 80% of its assets in equity
                                 securities of companies with small market
                                 capitalizations.

   American Growth Trust         Seeks to make the shareholders' investment
                                 grow. To do this, the Fund invests all of its
                                 assets in the master fund, Class 2 shares of
                                 the American Funds Insurance Series Growth
                                 Fund, which invests primarily in common stocks
                                 of companies that appear to offer superior
                                 opportunities for growth of capital.

   American Growth-Income        Seeks to make the shareholders' investments
   Trust                         grow and to provide the shareholder with income
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 2 shares
                                 of the American Funds Insurance Series
                                 Growth-Income, which invests primarily in
                                 common stocks or other securities that
                                 demonstrate the potential for appreciation
                                 and/or dividends.

   American High Income Trust    Seeks to provide a high level of current income
                                 and, secondarily, capital appreciation. To do
                                 this, the Fund invests all of its assets in the
                                 master fund, Class 1 shares of the American
                                 Funds Insurance Series High-Income Bond Fund,
                                 which invests at least 65% of its assets in
                                 higher yielding and generally lower quality
                                 debt securities, and normally invests at least
                                 80% in bonds and up to 20% in equity
                                 securities.

   American International        Seeks to make the shareholders' investment
   Trust                         grow. To do this, the Fund invests all of its
                                 assets in the master fund, Class 2 shares of
                                 the American Funds

                                 Insurance Series International Fund, which invests primarily in common stocks of companies located outside the United States.

   American New World Trust      Seeks to make the shareholders' investment grow
                                 over time. To do this, the Fund invests all of
                                 its assets in the master fund, Class 1 shares
                                 of the American Funds Insurance Series New
                                 World Fund, which invests primarily in stocks
                                 of companies with significant exposure to
                                 countries with developing economies and/or
                                 markets.

DAVIS SELECTED ADVISERS, L.P.

   Financial Services Trust      Seeks growth of capital. To do this, the Fund
                                 invests at least 80% of its net assets in
                                 companies that are principally engaged in
                                 financial services.

   Fundamental Value Trust       Seeks growth of capital. To do this, the Fund
                                 invests in common stocks of U.S. companies with
                                 durable business models that can be purchased
                                 at attractive valuations relative to their
                                 intrinsic value.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA") (1)

   Real Estate Securities        Seeks to achieve a combination of long-term
   Trust                         capital appreciation and current income. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities of REITs and real
                                 estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

   International Core Trust      Seeks high total return. To do this, the Fund
                                 typically invests at least 80% of its total
                                 assets in a diversified portfolio of equity
                                 investments from a number of developed markets
                                 outside the U.S.

JENNISON ASSOCIATES LLC

   Capital Appreciation Trust    Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity and equity-related securities
                                 of companies that exceed $1 billion in market
                                 capitalization and have above-average growth
                                 prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.

   Core Equity Trust             Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 equity securities that offer the potential for
                                 capital growth by purchasing securities at
                                 large discounts relative to their intrinsic
                                 value.

MARSICO CAPITAL MANAGEMENT, LLC

   International Opportunities   Seeks long-term growth of capital. To do this,
   Trust                         the Fund invests at least 65% of its total
                                 assets in common stocks of at least three
                                 different foreign companies of any size that
                                 are selected for their long-term growth
                                 potential.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (2)

   Franklin Templeton Founding   Seeks long-term growth of capital. To do this,
   Allocation Trust              the Fund invests primarily in three JHT
                                 portfolios subadvised by Franklin Templeton:
                                 Global Trust, Income Trust and Mutual Shares
                                 Trust. The Fund is a fund of funds and is also
                                 authorized to invest in NAV shares of many
                                 other JHT portfolios and other investment
                                 companies.

   Index Allocation Trust        Seeks long term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 70% of its total
                                 assets in JHT index portfolios which invest
                                 primarily in equity securities and
                                 approximately 30% of its total assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities.

   Lifestyle Aggressive          Seeks long-term growth of capital. Current
                                 income is not a consideration. To do this, the
                                 Fund invests 100% of its assets in JHT Funds
                                 which invest primarily in equity securities.

   Lifestyle Balanced            Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on growth of capital. To do this, the
                                 Fund invests

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
                                 approximately 40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.

   Lifestyle Conservative        Seeks a high level of current income with some
                                 consideration given to growth of capital. To do
                                 this, the Fund invests approximately 80% of its
                                 assets in JHT Funds which invest primarily in
                                 fixed income securities and approximately 20%
                                 in Funds which invest primarily in equity
                                 securities.

   Lifestyle Growth              Seeks long-term growth of capital. Current
                                 income is also a consideration. To do this, the
                                 Fund invests approximately 20% of its assets in
                                 JHT Funds which invest primarily in fixed
                                 income securities and approximately 80% in
                                 Funds which invest primarily in equity
                                 securities.

   Lifestyle Moderate            Seeks a balance between a high level of current
                                 income and growth of capital, with a greater
                                 emphasis on income. To do this, the Fund
                                 invests approximately 60% of its assets in JHT
                                 Funds which invest primarily in fixed income
                                 securities and approximately 40% in Funds which
                                 invest primarily in equity securities.

   Mid Cap Index Trust           Seeks to approximate the aggregate total return
                                 of a mid cap U.S. domestic equity market index.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks in the S&P
                                 Mid Cap 400 Index(3) and securities that as a
                                 group behave in a manner similar to the index.

   Money Market Trust            Seeks to obtain maximum current income
                                 consistent with preservation of principal and
                                 liquidity. To do this, the Fund invests in high
                                 quality, U.S. dollar denominated money market
                                 instruments.

   Pacific Rim Trust             Seeks to achieve long-term growth of capital.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in common stocks and
                                 equity-related securities of established,
                                 larger-capitalization non-U.S. companies
                                 located in the Pacific Rim region, including
                                 emerging markets.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC

   High Income Trust             Seeks a high level of current income; capital
                                 appreciation is a secondary goal. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in U.S. and foreign fixed-income securities
                                 that are rated BB/Ba or lower or are unrated
                                 equivalents.

MUNDER CAPITAL MANAGEMENT

   Small Cap Opportunities       Seeks long-term capital appreciation. To do
   Trust                         this, the Fund invests at least 80% of its net
                                 assets in equity securities of
                                 small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

   Global Bond Trust             Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 80% of its net assets in fixed income
                                 instruments, futures contracts (including
                                 related options) with respect to such
                                 securities and options on such securities.

   Total Return Trust            Seeks maximum total return, consistent with
                                 preservation of capital and prudent investment
                                 management. To do this, the Fund invests at
                                 least 65% of its total assets in a diversified
                                 fund of fixed income instruments of varying
                                 maturities.

PZENA INVESTMENT MANAGEMENT, LLC

   Classic Value Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its assets in
                                 domestic equity securities of companies that
                                 are currently undervalued relative to the
                                 market, based on estimated future earnings and
                                 cash flow.

RCM CAPITAL MANAGEMENT LLC & T. ROWE PRICE ASSOCIATES, INC.

   Science & Technology Trust    Seeks long-term growth of capital. Current
                                 income is incidental to the Fund's objective.
                                 To do this, the Fund invests at least 80% of
                                 its net assets in the common stocks of
                                 companies expected to benefit from the
                                 development, advancement, and/or use of science
                                 and technology.

T. ROWE PRICE ASSOCIATES, INC.

   Blue Chip Growth Trust        Seeks to provide long-term growth of capital.
                                 Current income is a secondary objective. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in the common stocks of large and
                                 medium-sized blue chip growth companies that
                                 are well established in their industries.

   Equity-Income Trust           Seeks to provide substantial dividend income
                                 and also long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in equity securities, with 65% in common
                                 stocks of well-established companies paying
                                 above-average dividends.

   Health Sciences Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund invests at least 80% of its net
                                 assets in common stocks of companies engaged in
                                 the research, in development, production, or
                                 distribution of products or services related to
                                 health care, medicine, or the life sciences.

   Small Company Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund will invest at least 80% of its net
                                 assets in small companies whose common stocks
                                 are believed to be undervalued.

TEMPLETON INVESTMENT COUNSEL, LLC

   International Small Cap       Seeks long-term capital appreciation. To do
   Trust                         this, the Fund invests at least 80% of its net
                                 assets in securities issued by foreign
                                 small-cap companies in emerging markets.

   International Value Trust     Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities of companies
                                 located outside the U.S., including in emerging
                                 markets, and generally up to 25% of its total
                                 assets in debt securities of companies and
                                 governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

   Global Allocation Trust       Seeks total return, consisting of long-term
                                 capital appreciation and current income. To do
                                 this, the Fund invests in equity and fixed
                                 income securities of issuers located within and
                                 outside the U.S. based on prevailing market
                                 conditions.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT
INC.)

   Value Trust                   Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk. To do this,
                                 the Fund invests at least 65% of its total
                                 assets in equity securities which are believed
                                 to be undervalued relative to the stock market
                                 in general.

WELLINGTON MANAGEMENT COMPANY, LLP

   Investment Quality Bond       Seeks to provide a high level of current income
   Trust                         consistent with the maintenance of principal
                                 and liquidity. To do this, the Fund invests at
                                 least 80% of its net assets in bonds rated
                                 investment grade, focusing on corporate and
                                 U.S. government bonds with intermediate to
                                 longer term maturities.

   Mid Cap Intersection Trust    Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in equity securities of medium-sized companies
                                 with significant capital appreciation
                                 potential.

   Mid Cap Stock Trust           Seeks long-term growth of capital. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in equity securities of medium-sized companies
                                 with significant capital appreciation
                                 potential.

   Natural Resources Trust       Seeks long-term total return. To do this, the
                                 Fund will invest at least 80% of its net assets
                                 in equity and equity-related securities of
                                 natural resource-related companies worldwide,
                                 including emerging markets.

   Small Cap Growth Trust        Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to offer above-average potential for
                                 growth in revenues and earnings.

   Small Cap Value Trust         Seeks long-term capital appreciation. To do
                                 this, the Fund will invest at least 80% of its
                                 net assets in small-cap companies that are
                                 believed to be undervalued.

WESTERN ASSET MANAGEMENT COMPANY

   High Yield Trust              Seeks to realize an above-average total return
                                 over a market cycle of three to five years,
                                 consistent with reasonable risk. To do this,
                                 the Fund invests at least 80% of its net assets
                                 in high yield securities, including corporate
                                 bonds, preferred stocks and U.S. Government and
                                 foreign securities.

   Strategic Bond Trust          Seeks a high level of total return consistent
                                 with preservation of capital. To do this, the
                                 Fund invests at least 80% of its net assets in
                                 fixed income securities across a range of
                                 credit qualities and may invest a substantial
                                 portion of its assets in obligations rated
                                 below investment grade.

   U.S. Government Securities    Seeks to obtain a high level of current income
   Trust                         consistent with preservation of capital and
                                 maintenance of liquidity. To do this, the Fund
                                 invests at least 80% of its net assets in debt
                                 obligations and mortgage-backed securities
                                 issued or guaranteed by the U.S. government,
                                 its agencies or instrumentalities.

(1) RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Global Real Estate Trust.

(2) DIMA provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited in its management of the Lifestyle Trusts.

(3) S&P Mid Cap 400(R) is a trademark of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. Effective December 31, 2006, the S&P Mid Cap 400(R) tracks companies having market capitalization between $590 million to $12.5 billion.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

The Contract may be used to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "Qualified Contracts"). We also designed the Contract so that it may be used with non-qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ACCUMULATION PERIOD PROVISIONS

We may impose restrictions on your ability to make initial and subsequent Purchase Payments.

Purchase Payments

You may make Purchase Payments to us at our Annuities Service Center at any time. The minimum initial Purchase Payment is $5,000 for Non-Qualified Contracts and $2000 for Qualified Contracts. However, if the optional Payment Enhancement is elected (only available in New York), the minimum initial Purchase Payment is $10,000. Subsequent Purchase Payments must be at least $30. All Purchase Payments must be in U.S dollars. We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

John Hancock USA may reduce or eliminate the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchase your Contract through a 1035 exchange or a Qualified Plan transfer of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value drops below the applicable minimum initial Purchase Payment requirement due to market conditions.

     - You purchase more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payments for these new Contracts is equal to or greater than $50,000.

     - You and your spouse each purchase at least one new Contract AND the average initial Purchase Payments for the new Contract(s) is equal to or greater than $50,000.

     - You purchase multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each contract is a plan participant AND the average initial Purchase Payment for these new Contracts is equal to or greater than $50,000.

     - You purchase a Contract that will be used within John Hancock USA's Individual 401(k) Program.

     - You purchase a new Qualified Plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any TWO consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any THREE consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or electronically if you comply with our telephone or electronic transaction procedures described herein).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day; or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. We determine the net investment factor for each Sub-Account for any valuation period by dividing (a) by (b) and subtracting (c) from the result:

 Where (a) is:

     - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

     - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account annual expenses.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment

Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market investment option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market investment option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

In addition to the transfer restrictions that we impose, the John Hancock Trust also has adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to John Hancock Trust upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

Maximum Number of Investment Options

We currently do not limit the number of Investment Options to which you may allocate Purchase Payments.

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions

When you purchase a Contract, we will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the applicable telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, we require you to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -    Any loss or theft of your password; or

     -    Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.

All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy, may limit your ability to access or transact business electronically. We may, for example, experience unusual volume during periods of substantial market change.

We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel is abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services-Dollar Cost Averaging

We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA program.

The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA program.

Special Transfer Services-Asset Rebalancing Program

We administer an Asset Rebalancing program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing program is being used. If you are interested in the Asset Rebalancing program, you may obtain a separate


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authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing program.

We will permit asset rebalancing only on the following time schedules:

     - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

     - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

     - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges or tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to our Annuities Service Center. You may make withdrawals by telephone as described above under "Telephone and Electronic Transactions". For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options from which a partial withdrawal is to be taken, we will take the withdrawal from the Variable Investment Options until exhausted. We will then take from the Fixed Investment Option, beginning with the shortest remaining guarantee period first and ending with the longest remaining guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, we will take the withdrawal proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Option, see "Fixed Investment Options".

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuities Service Center. We reserve the right to defer the right of withdrawal or postpone payments for any period when:

     - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     -    trading on the New York Stock Exchange is restricted;

     - an emergency exists as determined by the SEC, as a result of which disposal of securities held in the Separate Accounts is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Accounts' net assets; or

     - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit Rider then available.

TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix D: "Qualified Plan Types").

You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services-The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in


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the same Contract Year in which an IP program is in effect, IP withdrawals after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities
Service Center. There is no charge for participation in the IP program.

If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value

Death Benefit During Accumulation Period

The Contracts described in this Prospectus provide for the distribution of a death benefit before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. The death benefit payable under the Contract will be the greater of:

     -    the Contract Value; or

     - the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

          (i)  is equal to the death benefit prior to the withdrawal; and

          (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

PAYMENT OF DEATH BENEFIT. The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms from all Beneficiaries at our Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

     -    a certified copy of a death certificate; or

     - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

     -    any other proof satisfactory to us.

If there are any Unpaid Loans, the death benefit equals the death benefit, as described above, minus the amount of Unpaid Loans (including unpaid interest).

DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
D: "Qualified Plan Types").

In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any Contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:

     -    The Beneficiary will become the Owner.

     - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

     -    No additional Purchase Payments may be made.


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     -    We will waive withdrawal charges for all future distributions.

     - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit.

     - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

     - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Please see "VI. Optional Benefits" for a discussion of benefits available to Beneficiaries under the optional Annual Step Death Benefit.

PAY-OUT PERIOD PROVISIONS

You have a choice of several different ways of receiving annuity payments from us.

General

Generally, the Contracts contain provisions for the commencement of annuity payments to the Annuitant on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VIII. Federal Tax Matters."). Distributions may be required from Qualified Contracts before the Maturity Date.

You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.

Annuity Options

Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed annuity payments in proportion to the Investment Account Value of each Investment Option at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option at the Maturity Date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:

     - you will no longer be permitted to make any withdrawals under the Contract;

     - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider;

     -    we may not change the Annuity Option or the form of settlement; and


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     -    your Guaranteed Minimum Death Benefit will terminate.

Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:

Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.

Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.

Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.

ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering any of the following Annuity Options at any time and may offer other Annuity Options in the future.

Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.

Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter. You may surrender all or part of your Contract for its 'Commuted Value' after the Pay-out Period has begun only if you select a variable pay-out under this Option. (See "Full Surrenders During the Pay-out Period" and "Partial Surrenders During the Pay-out Period" below.)

ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, or Principal Plus for Life Plus Automatic Annual Step-up, as described in "VI. Optional Benefits," or Principal Plus for Life Plus Spousal Protection, as described in Appendix B.) If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. These additional Annuity Options are only available for Maturity Dates no earlier than the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.

GMWB Alternate Annuity Option 1: LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life or an Income Plus for Life - Joint Life Rider. For the Income Plus for Life - Joint Life Rider, this Annuity Option is available only if one Covered Person, not two, remains on the Rider at the Maturity Date. Under this option, we will make annuity payments during the lifetime of the Annuitant. After the death of the Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract; or


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     -    the annual amount that the proceeds of your Contract provides on a guaranteed basis under a life with cash refund annuity. (Unlike Option 1(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 2: Joint & Survivor LIA with Cash Refund - This Annuity Option is available if you purchase a Contract with the Income Plus for Life - Joint Life Rider and both Covered Persons remain on the Rider at the Maturity Date. Under this option, we will make annuity payments during the joint lifetime of the co-Annuitants. After the death of the last surviving Annuitant, we will pay the Beneficiary a lump sum amount equal to the excess, if any, of the Contract Value at the election of this option over the sum of the annuity payments made under this option. The annual amount of the annuity payments will equal the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract; or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under a joint life with cash refund annuity. (Unlike Option 2(b), however, we will not continue making payments for the remainder of the 10 year term upon the death of the last surviving Annuitant. Instead, we will pay a lump sum amount of the excess Contract Value, if any, described above.)

GMWB Alternate Annuity Option 3: Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this Annuity Option as the greater of:

     - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract; or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.

GMWB Alternate Annuity Option 4: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract; or

     - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.

GMWB Alternate Annuity Option 5: Fixed Period Certain Only - This Annuity Option is available only if:

     - you purchase a Contract with a Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and

     - there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.

This Annuity Option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)

We determine the annual amount of Fixed Annuity payments under this option as the greater of:

     - the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract; or


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     -    the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.

FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:

     - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");

     - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and

     - calculating the present value of these payments at the assumed interest rate of 3%.

If you elect to take the entire Commuted Value of the remaining annuity payments due in the Period Certain, no future annuity payments will be made.

PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined on the day we receive your written request for surrender in the manner described above.

If you elect to take only the Commuted Value of some of the remaining annuity payments due in the Period Certain, we will reduce the remaining annuity payments during the remaining Period Certain.

You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.

FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.

We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Payment

We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.

The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.

Annuity Units and the Determination of Subsequent Variable Annuity Payments

We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.

The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate.


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Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.

We build a 3% assumed interest rate into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.

Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period

Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" below for additional information.

If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Fund), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.


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You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, you may change ownership of the Contract or you may collaterally assign the Contract at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for Federal tax purposes. A collateral assignment is treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

You must make any change of ownership or assignment in writing and we must receive such written change at the Annuities Service Center. We must approve any change. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, you may not sell, assign, transfer, discount or pledge as collateral for a loan or as security for the performance of an obligation, or for any other purpose, a Qualified Contract to any person other than us.

The Annuitant is either you or someone you designate.

Annuitant

The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. You must make any change of Annuitant in writing in a form acceptable to us. We must approve any change.

On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract at the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, we must distribute the entire interest in the Contract to the Contract Owner within five years. We will reduce the amount distributed by charges that would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, we will treat that person as the Beneficiary. You may change the Beneficiary subject to the rights of any irrevocable Beneficiary. You must make any change in writing. We must approve any change. If approved, we will effect such change as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, IRS regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival

We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, we will pay the amount of any underpayment immediately and we will deduct the amount of any overpayment from future annuity payments.


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FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging" for details). However, we may make available Fixed Investment Options under the Contract in the future. If we do, a Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Fixed Investment Options are not available with John Hancock USA Contracts issued in the States of Minnesota, Mississippi and Oregon. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period.

WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals".

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.

Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VIII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. See Appendix D "Qualified Plan Types".

LOANS. We offer a loan privilege only to Owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans." (See "VIII. Federal Tax Matters"). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECT AN OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER.

CHARGES. No asset based charges are deducted from Fixed Investment Options.


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                              VI. Optional Benefits

You may elect to purchase optional benefits when you purchase a Contract. If available in your state, you may select one of the following "guaranteed minimum withdrawal benefit" Riders:

     -    Income Plus for Life; or

     -    Income Plus for Life - Joint Life; or

     -    Principal Plus for Life; or

     -    Principal Plus for Life Plus Automatic Annual Step-up.

You also may select an Annual Step Death Benefit Rider or a Payment Enhancement Rider.

We describe each of these optional benefit Riders in the following sections. We also provide information about the spousal version of Principal Plus for Life in Appendix B. This Rider, entitled "Principal Plus for Life Plus Spousal Protection," was available for purchase before May 1, 2007 outside the state of New York. In certain cases, John Hancock USA may issue a Contract after May 1, 2007 with this Rider.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders will permit you to withdraw a minimum annual amount, for as long as a "Covered Person" lives, subject to the terms and conditions of the specific Rider you elect. We may determine the amount of the initial guarantee after we issue your Contract, depending on the age of the Covered Person when we issue the Contract and the type of guaranteed minimum withdrawal benefit you purchase. We may increase the guarantee:

     - if you make no withdrawals during certain Contract Years, up to limits that vary by Rider;

     - as a result of a "Step-up" of the guarantee to reflect your then current Contract Value on certain Anniversary Dates; or

     - if you make an additional Purchase Payment up to limits that vary by Rider.

Although these Riders guarantee a minimum annual withdrawal amount, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amount permitted under the terms of the rider you select, however, we may "Reset" and reduce the guaranteed minimum amount.

Availability

You may elect a guaranteed minimum withdrawal benefit Rider at the time you purchase a Contract, provided:

     - the Rider is available for sale in the state where the Contract was sold;

     - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the Rider; and

     - you (and any other Covered Person) comply with the age restrictions we may impose for the Rider.

Please contact the John Hancock Annuities Service Center at 1-800-344-1029 (in
NY: 1-800-551-2078) for additional information on availability. We offer these optional benefit Riders only where approved by local state insurance regulatory agencies.

We reserve the right to accept or refuse to issue any guaranteed minimum withdrawal benefit Rider at our sole discretion. Once you elect a guaranteed minimum withdrawal benefit Rider, its effective date usually will be the Contract Date (unless we permit otherwise) and it is irrevocable. We charge an additional fee for each Rider that differs by Rider.

AGE RESTRICTIONS. You must not be age 81 or older to purchase an Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Rider. Both you and your spouse must not be age 81 or older (and must qualify as "Covered Persons") to purchase an Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection Rider.

CHANGE OF RIDERS. If we issue you a Contract on or after May 1, 2007 with a Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or Principal Plus for Life Plus Spousal Protection Rider, you will be allowed to exchange that Rider (the "Current Rider") for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider if:

     - the Income Plus for Life Rider or the Income Plus for Life - Joint Life Rider, as the case may be, was not available in your state at the time we issued your Contract, but becomes available in your state after we issued your Contract;

     - unless we agree otherwise, you elect to exchange your Current Rider within the 90 day period we permit for this purpose, beginning on the date we first make the Income Plus for Life or the Income Plus for Life-Joint Life Rider, as the case may be, available in a state following that state's approval; and

     - unless we agree otherwise, you elect to exchange your Current Rider before May 1, 2008.

We provide no assurance that you will be able to exchange the Principal Plus for Life Rider, Principal Plus for Life Plus Automatic Annual Step-up Rider, or Principal Plus for Life Plus Spousal Protection Rider for an Income Plus for Life or Income Plus for Life - Joint Life Rider in any state. You should purchase a Contract with a Principal Plus for Life Rider, a Principal Plus for Life Plus


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

Automatic Annual Step-up Rider or Principal Plus for Life Plus Spousal Protection Rider only if that Rider is appropriate for your needs and financial circumstances.

If you are eligible and decide to exchange your Current Rider for an Income Plus for Life Rider or an Income Plus for Life - Joint Life Rider:

     - you will have to pay the current annual fee for the new Rider, as described in the Fee Tables section of this Prospectus;

     - the Covered Person under a new Income Plus for Life Rider must be a Covered Person under your Current Rider;

     - one of the Covered Persons under a new Income Plus for Life - Joint Life Rider must be a Covered Person under your Current Rider, and the other Covered Person must be the first Covered Person's spouse;

     - we will calculate the initial Benefit Base under the new Rider as of the Contract Date if you exchange your Current Rider before the first Contract Anniversary;

     - we will calculate the initial Benefit Base under the new Rider to equal the Contract Value of your Contract if you exchange your Current Rider on or after the first Contract Anniversary;

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider on the later of (a) the 10th Contract Anniversary following the exchange or (b) the Contract Anniversary following the Covered Person's (younger Covered Person's for Income Plus for Life-Joint Life) attainment of age 70; and

     - if you exchange your Rider on or after the first Contract Anniversary, we will calculate the Target Amount under the new Rider as (a) 200% of the Contract Value on the date of the exchange plus any Purchase Payments applied to the Benefit Base after the exchange but prior to the Contract Anniversary next following the exchange; plus (b) 100% of any Purchase Payments applied to the Benefit Base after the Contract Anniversary next following the exchange but prior to the Target Date.

We will deduct the fee for the new Rider on the first Contract Anniversary following the exchange and each Contract Anniversary thereafter. You must submit all required paperwork in good order to our Annuities Service Center to elect an Income Plus for Life Rider or an Income Plus for Life-Joint Life Rider. You must do this within the 90 day period we permit for this purpose or, if applicable in your state, any extension of these periods.

Except as stated above, you may not elect more than one guaranteed minimum withdrawal benefit Rider for a Contract.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchase a guaranteed minimum withdrawal benefit Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.

Special Purchase Payment limits on "Non-Qualified" Contracts. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

     - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

     Special Purchase Payment limits on "Qualified" Contracts. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase
     Payments:

     - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become Age
          65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;

     - for the year that you become age 70 1/2 and for any subsequent years, if we issue your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but

     - we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor prior to electing a guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

IMPACT ON BENEFIT BASE AND LIFETIME INCOME AMOUNT (Applicable to Income Plus for Life and Income Plus for Life - Joint Life). Prior to the Lifetime Income Date, we will increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million.


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

On and after the Lifetime Income Date, we may increase the Benefit Base each time you make an additional Purchase Payment, subject to the maximum Benefit Base limit of $5 million. We will recalculate the Benefit Base at the time of an additional Purchase Payment. The new Benefit Base will be the Benefit Base immediately before the additional Purchase Payment, plus:

     - The excess, if any, of the additional Purchase Payment (subject to our Purchase Payment limits); over

     - The amount of your withdrawals (including withdrawal charges) reduced by any Purchase Payment since the last time we calculated the Benefit Base (i.e., the last date of a Purchase Payment that we applied to the Benefit Base, the last "Reset" date, the last "Step-up" date, or the Lifetime Income Date).

In addition, if a Purchase Payment increases the Benefit Base after the Lifetime Income Date, we will recalculate the Lifetime Income Amount and increase it to equal:

     - (for Income Plus for Life) 5% of the Benefit Base in effect immediately after the Purchase Payment; or

     - (for Income Plus for Life - Joint Life) 4.75% of the Benefit Base in effect immediately after the Purchase Payment.

We will not change the Lifetime Income Amount, however, if the recalculated amount is less than the Lifetime Income Amount before the additional Purchase Payment.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount and usually increase it:

In the case of the Guaranteed Withdrawal Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

In the case of the Lifetime Income Amount, to equal the lesser of:

     - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or

     - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment.

We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Rider Fees

We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We will deduct a pro rata share of the annual fee from the Contract Value:

     -    on the date we determine the death benefit;

     - after the Maturity Date at the time an Annuity Option under the Contract begins; or

     -    on the date an Excess Withdrawal reduces the Contract Value to zero.

We do not deduct additional rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.

FEE FOR INCOME PLUS FOR LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or any subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life fee will never exceed 1.20%.

FEE FOR INCOME PLUS FOR LIFE - JOINT LIFE. The fee is equal to 0.60% of the "Adjusted Benefit Base." The Adjusted Benefit Base is the Benefit Base that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments that we applied to the Benefit Base during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Income Plus for Life - Joint Life fee on the effective date of each Step-up. In such a situation, the Income Plus for Life - Joint Life fee will never exceed 1.20%.

FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary.

We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

Tax Considerations

See "VIII. Federal Tax Matters" for information on tax considerations related to optional benefit Riders.

No Loans under 403(b) Plans

The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect any of our guaranteed minimum withdrawal benefit Riders.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

If you elect to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.

If you purchase any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:

     (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or

     (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We will allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH AVAILABLE INDIVIDUAL INVESTMENT OPTION OR MODEL ALLOCATION IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Available Individual Investment Options

If you purchase a Contract with any of our currently offered guaranteed minimum withdrawal benefit Riders, we restrict the individual Investment Options to which you may allocate your Contract Value. These Investment Options invest in the following Funds:

     -    American Asset Allocation Trust

     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Growth Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

     -    Index Allocation Trust

     -    Money Market Trust

You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.

FOR MORE INFORMATION REGARDING THESE FUNDS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH FUNDS, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE PROSPECTUS FOR THE APPLICABLE FUNDS. YOU CAN OBTAIN A COPY OF THE FUNDS' PROSPECTUSES BY CONTACTING THE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.


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

Available Model Allocations

You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The currently available Model Allocations are:

MODEL ALLOCATION NAME             MODEL ALLOCATION PERCENTAGE              FUND NAME
---------------------             ---------------------------              ---------
American Global Diversification               50%               American Global Growth Trust
                                              20%               American Bond Trust
                                              15%               American Global Small Cap Trust
                                              10%               American High Income Trust
                                               5%               American New World Trust

Fundamental Holdings of America               35%               American Bond Trust
                                              25%               American Growth-Income Trust
                                              25%               American Growth Trust
                                              15%               American International Trust

NONE OF THE MODEL ALLOCATIONS IS A FUND-OF-FUNDS. A MODEL ALLOCATION MAY EXPERIENCE VOLATILITY IN ITS INVESTMENT PERFORMANCE OR LOSE MONEY, DEPENDING ON THE PERFORMANCE OF THE COMPONENT FUNDS REFERENCED ABOVE. YOUR INVESTMENT IN THE FUNDS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. FOR MORE INFORMATION REGARDING EACH FUND THAT WE PERMIT YOU TO INVEST IN THROUGH A MODEL ALLOCATION, INCLUDING INFORMATION RELATING TO THAT FUND'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN THAT FUND, PLEASE SEE "IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS" AS WELL AS THE FUND'S PROSPECTUS. YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH OF THE FUNDS, BY CONTACTING THE RESPECTIVE ANNUITIES SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE FUNDS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.

We also reserve the right to limit the actual percentages you may allocate to certain Investment Options under the Model Allocations, to require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.

FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS

Definitions

We use the following definitions to describe how our guaranteed minimum withdrawal benefit Riders work:

AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the older Owner attains age 65 under Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the older Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.

AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:

     - the Covered Person attains age 95 under Income Plus for Life, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or

     - the older Owner attains age 95 under Income Plus for Life - Joint Life or Principal Plus for Life Plus Spousal Protection.

BENEFIT BASE means (applicable only to Income Plus for Life and Income Plus for Life - Joint Life):

     -    a value we use to determine the Lifetime Income Amount.

     - The initial Benefit Base is equal to your initial Purchase Payment, up to the maximum Benefit Base.

     - We may adjust the Benefit Base to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Benefit Base is $5 million.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount. (See "Guaranteed Withdrawal Balance," below, for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection.)

COVERED PERSON means (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):

     - The person whose life we use to determine the duration of the Lifetime Income Amount payments;

     - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

COVERED PERSON means (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection):

     - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.

     - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.

(For Income Plus for Life - Joint Life Non-Qualified Contracts):

     - both the spouses must be named as co-Owners of the Contract (or co-Annuitants if the Owner is a non-natural person); or

     - if only one spouse is named as an Owner of the Contract (or Annuitant if the Owner is a non-natural person), the other spouse must be designated as the Beneficiary of the Contract.

(For Principal Plus for Life Plus Spousal Protection Non-Qualified Contracts):

     - both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).

(For Qualified Contracts):

     - one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and

     -    the Owner's spouse must be the designated Beneficiary.

A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in section V. Description of the Contract for additional information on the impact of divorce.)

EXCESS WITHDRAWAL means:

     (for Income Plus for Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 5.0% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments;

     (for Income Plus for Life - Joint Life) Any withdrawal you take before the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds 4.75% of the Benefit Base at the prior Contract Anniversary, increased for any subsequent Purchase Payments; and

     (for Income Plus for Life and Income Plus for Life - Joint Life) Any withdrawal you take on and after the Lifetime Income Date that, when combined with all other withdrawals (and applicable withdrawal charges) previously taken during the Contract Year of withdrawal, exceeds the Lifetime Income Amount at the time of withdrawal.

GUARANTEED WITHDRAWAL BALANCE (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

     - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

     - We adjust the Guaranteed Withdrawal Balance to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

     -    The maximum Guaranteed Withdrawal Balance at any time is $5 million.

GUARANTEED WITHDRAWAL AMOUNT (applicable only to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) means:

     - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted;

     - the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance;

     -    the maximum Guaranteed Withdrawal Amount at any time is $250,000.

LIFETIME INCOME AMOUNT means the amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.

     - (for Income Plus for Life - Joint Life and Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.

     - We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.

Any adjustment to the Benefit Base will result in a corresponding adjustment to the Lifetime Income Amount.

LIFETIME INCOME DATE means the date on which we determine the Life Income Amount. This will be the date you purchase the Rider if:

     - (for Income Plus for Life, Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up) you are age 59 1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59 1/2.

     - (for Income Plus for Life - Joint Life) both you and your spouse are age 59 1/2 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the younger spouse would attain age 59 1/2. (The Lifetime Income Date does not change if the younger spouse does not survive to this date and the older spouse is still a Covered Person under the Rider.)

     - (for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse are age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)

RESET means a reduction resulting from our recalculation of:

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if you take withdrawals of Contract Value before the Lifetime Income Date; or

     - the Benefit Base (for Income Plus for Life and Income Plus for Life - Joint Life) if your annual withdrawals on and after the Lifetime Income Date exceed the Lifetime Income Amount; and

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.

STEP-UP means an increase resulting from our recalculation of:

     - the Benefit Base and Lifetime Income Amount (for Income Plus for Life and Income Plus for Life - Joint Life) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits; and

     - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.

Income Plus for Life

OVERVIEW. The Income Plus for Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. We calculate the Lifetime Income Amount on the Lifetime Income Date. If the Covered Person is age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 5% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 5% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. We may reduce the Lifetime Income Amount if you take withdrawals in excess of the Lifetime Income Amount. If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges).

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 5% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 5% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (see "Settlement Phase" below). In the event of an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income

Plus for Life Rider if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Settlement Phase," below) The Income Plus for Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase Income Plus for Life, we will adjust the way we calculate the death benefit payable under your Contract upon the death of the Owner (or deemed Owner if the Owner is not a natural person) during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:

     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 5% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the Covered Person attains age 70; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.

Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 5% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Income Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.


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

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     - the end of the first 10 Contract Years while the Income Plus for Life is in effect; or

     - the Contract Anniversary on or next following the date the Covered Person attains age 70.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Income Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Income Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value. In addition, if you purchased the rider before the Covered Person attains age 59 1/2, and you take the withdrawal before the Lifetime Income Date, we will reduce your Benefit Base by the amount of the withdrawal. We will not, however, Reset your Benefit Base or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Benefit Base are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as Excess Withdrawals and will not Reset the Benefit Base or Lifetime Income Amount.

SETTLEMENT PHASE. We automatically make settlement payments during Income Plus for Life's "Settlement Phase." The Settlement Phase begins if the Contract Value reduces to zero at any time during a Contract Year, there were no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as the Covered Person is living.

     - If you purchased the Income Plus for Life Rider before the Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as the Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 5% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF A BENEFICIARY IS:    THEN
                        INCOME PLUS FOR LIFE:

1. The decedent's       -    may continue if the Beneficiary elects to continue
spouse and the               the Contract within the time we permit under our
Covered Person is not        administrative rules. We will automatically
the deceased Owner           increase the Benefit Base to equal the initial
                             death benefit we determine, if the death benefit is
                             greater than the Benefit Base prior to our
                             determination. We will also recalculate the
                             Lifetime Income Amount to equal 5% of the
                             recalculated Benefit Base and will assess the Rider
                             Fee based on the recalculated Benefit Base.

                        - enters its Settlement Phase if a subsequent withdrawal would deplete the Contract Value to zero, and the remaining Lifetime Income Amount for the year of withdrawal is still greater than zero.

                        - continues to be eligible for any remaining Bonus amounts and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit and any future
                             Step-ups if we increase the rate of the Income Plus for Life fee at that time.

2. Not the deceased     -    may continue in the same manner as 1.
Owner's spouse and
the Covered Person is   -    enters its Settlement Phase if a subsequent
not the deceased             withdrawal would deplete the Contract Value to
Owner                        zero, and the remaining Lifetime Income Amount for
                             the year of withdrawal is still greater than zero.

                        - does not continue to be eligible for any Bonus amounts and Step-ups. We will permit the Beneficiary to opt out of an increase in the Benefit Base, if any, to reflect the initial death benefit if we increase the rate of the Income Plus for Life fee at that time.

3. The deceased         -    ends without any further benefit.
Owner's spouse and
the Covered Person is   -    we may determine to offer a new guaranteed minimum
the deceased Owner           withdrawal death benefit Rider to the Beneficiary,
                             subject to our current administrative rules and
                             subject to rider's then current fees, but we
                             provide no assurance that we will do so.

4. Not the deceased     -    ends without any further benefit.
Owner's spouse and
the Covered Person is
the deceased Owner

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Income Plus for Life continues, we will determine the Adjusted Benefit Base and the Rider fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Income Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero and make no further payments. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

TERMINATION. You may not terminate the Income Plus for Life Rider once it is in effect. However, the Income Plus for Life Rider will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option begins;

     -    the date the Contract Value and the Benefit Base both equal zero;

     -    the death of the Covered Person; or

     -    termination of the Contract.

The addition of Income Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain Age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Income Plus for Life limits the Investment Options otherwise available under the Contract, requires you to defer taking withdrawals to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under certain Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Income Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Income Plus for Life.

Income Plus for Life - Joint Life (not available in New York)

OVERVIEW. The Income Plus for Life - Joint Life Rider provides a guaranteed minimum withdrawal benefit, called the "Lifetime Income Amount" during the Accumulation Period. If both you and your spouse are age 59 1/2 or older when you purchase the Income Plus for Life Rider, the initial Lifetime Income Amount equals 4.75% of the initial Purchase Payment for your Contract on the Rider's effective date. (We do not count Purchase Payment amounts over $5 million for this purpose.) Otherwise, the initial Lifetime Income Amount equals 4.75% of the Benefit Base in effect on the Lifetime Income Date. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Income Plus for Life - Joint Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant. Because we provide our guarantee over the lifetime of two Covered Persons under the Income Plus for Life - Joint Life Rider, we calculate a lower Lifetime Income Amount than we do under the Income Plus for Life Rider.

If you defer taking withdrawals, we may increase the Lifetime Income Amount to reflect one or more "Lifetime Income Bonuses" and a "Target Amount Adjustment." We also may increase the Lifetime Income Amount if you make additional Purchase Payments, or if we Step-up the Benefit Base to reflect current Contract Value.

IMPACT OF WITHDRAWALS. Each time you take a withdrawal before the Lifetime Income Date, we reduce the Benefit Base by the amount of that withdrawal (including withdrawal charges). If, however, a withdrawal is an Excess Withdrawal, we will reduce the Benefit Base to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Benefit Base minus the amount of the withdrawal (including related withdrawal charges) for that Contract Year.

If you take withdrawals prior to the Lifetime Income Date, we reduce the Benefit Base we use to determine the guaranteed Lifetime Income Amount on the Lifetime Income Date. You could eventually lose any benefit based on the Lifetime Income Amount if you take withdrawals in excess of 4.75% of the Benefit Base. If Contract Value declines to zero during a Contract Year in which you have an Excess Withdrawal, you will lose the guaranteed minimum withdrawal benefit under the Income Plus for Life Rider. (See "Settlement Phase" below.)

After the Lifetime Income Date, you may withdraw the guaranteed Lifetime Income Amount (inclusive of withdrawal charges) each Contract Year without affecting the Benefit Base. If your total withdrawals during a Contract Year exceed the Lifetime Income Amount, however, we will Reset (i.e., reduce) the Benefit Base and the Lifetime Income Amount.

Each time you take a withdrawal after the Lifetime Income Date, we first determine if the amount of the withdrawal is an Excess Withdrawal (i.e., a withdrawal, including any withdrawal charges, that exceeds the Lifetime Income Amount when combined with any other withdrawal for that Contract Year). If so, we will deduct the entire amount of the Excess Withdrawal (including any withdrawal charges) from the Benefit Base and compare the reduced Benefit Base to your Contract Value after the withdrawal. We next Reset the Benefit Base to equal the lesser of:

     -    the reduced Benefit Base; or

     -    the Contract Value immediately after the Excess Withdrawal.

After we Reset the Benefit Base, we will Reset the Lifetime Income Amount to equal 4.75% of the new Benefit Base. We also will Reset the Benefit Base and the Lifetime Income Amount for each subsequent Excess Withdrawal that you take during that Contract Year.

In certain circumstances, we will not Reset the Benefit Base and/or the Lifetime Income Amount, even where a withdrawal would exceed the Lifetime Income Amount for a Contract Year. These circumstances involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Benefit Base or Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount.

The Income Plus for Life - Joint Life Rider enters a "Settlement Phase" in any Contract Year that your Contract Value declines to zero if your Benefit Base is greater than zero at that time and you have taken no Excess Withdrawals during that Contract Year. (See "Settlement Phase" below.) In the event of an Excess Withdrawal, the Income Plus for Life - Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal. (See "Income Plus for Life - Calculation of Benefit Base.") The Income Plus for Life - Joint Life benefit terminates if the Contract Value and Benefit Base immediately after a withdrawal are all equal to zero.

We may reduce Benefit Base and Lifetime Income Amount values if you take withdrawals that exceed the guaranteed amount of your withdrawals. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

We reduce your Contract Value each time you take a withdrawal.

EFFECT OF WITHDRAWALS ON GUARANTEED MINIMUM DEATH BENEFIT AMOUNT. If you purchase the Income Plus for Life - Joint Life Rider, we will adjust the way we calculate the death benefit payable under your Contract upon death of the first Owner (or deemed Owner if the Owner is not a natural person) to die during the Accumulation Period. We reduce that death benefit each time you take a withdrawal. We will reduce the death benefit on a dollar for dollar basis if:


     - you limit your withdrawals (including applicable withdrawal charges) during a Contract Year to the Lifetime Income Amount; or,

     - if you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, you limit your withdrawals (including applicable withdrawal charges) each Contract Year before the Lifetime Income Date to 4.75% of the Benefit Base, and to the Lifetime Income Amount for each Contract Year after that.

If you take an Excess Withdrawal, we will deduct the entire amount of that withdrawal (including any withdrawal charges) on a pro rata basis from the Guaranteed Minimum Death Benefit under the Contract. To do this, we reduce the Guaranteed Minimum Death Benefit by an amount equal to:

     - the Guaranteed Minimum Death Benefit before the withdrawal, multiplied by an amount equal to:

     - the amount of the withdrawal (including applicable withdrawal charges); divided by

     -    the Contract Value before the withdrawal.

We also will reduce the Guaranteed Minimum Death Benefit in the same manner for any subsequent Excess Withdrawals that you take during that Contract Year.

  INCREASES IN THE BENEFIT BASE. We will increase the Benefit Base:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     -    by any applicable "Step-up" to reflect certain increases in Contract
          Value;

     - to an established "Target Amount" if you take no withdrawals until the later of: (a) the Contract Anniversary on or next following the date the younger Covered Person attains age 70; and (b) the Contract Anniversary at the end of 10 Contract Years; and

     - to reflect certain additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Benefit Base and the Lifetime Income Amount.

LIFETIME INCOME BONUSES. We will increase the Benefit Base at the end of each Contract Year during one or more "Lifetime Income Bonus Periods" if you take no withdrawals during that Contract Year. For these purposes, the initial Lifetime Income Bonus Period coincides with the first 10 Contract Years while the Income Plus for Life - Joint Life Rider is in effect. Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

Each time you qualify, we will increase the Benefit Base by a Lifetime Income Bonus equal to:

     - 6% of total Purchase Payments to your Contract if we did not previously Step-up the Benefit Base and/or the Lifetime Income Amount; otherwise

     - 6% of the Benefit Base immediately after the latest Step-up or Reset, increased by the amount of any Purchase Payments applied to the Benefit Base since the latest Step-up or Reset.

We will not apply any Lifetime Income Bonus, however, to the extent it would increase the Benefit Base to an amount in excess of the maximum Benefit Base of $5 million.


Step-ups will increase the Benefit Base and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Benefit Base on that date, we will automatically increase ("Step-up") the Benefit Base to equal the Contract Value (subject to the maximum Benefit Base limit of $5 million). We will also recalculate the Lifetime Income Amount (after the Lifetime Income Date) and the Rider Fee (see "Rider Fees"). The recalculated Lifetime Income Amount will equal 4.75% of the new Benefit Base value after the Step-up, and the new Rider Fee will be based on the recalculated Benefit Base. We also reserve the right to increase the rate of the Income Plus for Life fee up to a maximum rate of 1.20%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Income Plus for Life Rider is in effect. We schedule the Step-up Dates starting with the first Contract Anniversary and on each Contract Anniversary after that, up to and including the Age 95 Contract Anniversary.

Each time a Step-up occurs, we will extend the Lifetime Income Bonus Period to the lesser of 10 years from the Step-up Date or the Age 95 Contract Anniversary.

If you decline an automatic Step-up, you will have the option to elect to Step-up the Benefit Base (as well as Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Benefit Base, we will thereafter resume automatic Step-ups.

"TARGET AMOUNT" ADJUSTMENT. When you purchase the Income Plus for Life - Joint Life Rider, we establish a "Target Amount" for a potential increase in the Benefit Base on a "Target Date." For these purposes, the Target Date is the later of:

     -    the end of the first 10 Contract Years while the Income Plus for Life
          - Joint Life Rider is in effect; or

     - the Contract Anniversary on or next following the date the younger spouse would have attained age 70.

The Target Amount is 200% of the initial Purchase Payment for your Contract. We will increase the Target Amount by 200% of all additional Purchase Payments made in the first Contract Year and 100% of all subsequent Purchase Payments you make, subject to our Purchase Payment limits, until the applicable target date. In no event, however, will we set a Target Amount in excess of the maximum Benefit Base of $5 million.

If you take no withdrawals under your Contract from the Income Plus for Life - Joint Life Rider's effective date until the applicable Target Date, we will adjust the Benefit Base to equal the greater of:

     - the current Benefit Base, as adjusted by any Lifetime Income Bonus or Step-up for the Contract Year ending on the Target Date; or

     -    the Target Amount.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described in "Income Plus for Life - Life Expectancy Distribution Program," above. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. Income Plus for Life - Joint Life will enter its Settlement Phase as described in "Income Plus for Life - Settlement Phase," above, if the Contract Value reduces to zero during a Contract Year, you have taken no Excess Withdrawals during that Contract Year and the Benefit Base is still greater than zero at the time. In the event of an Excess Withdrawal, the Income Plus for Life
- Joint Life Rider will not enter the Settlement Phase if Contract Value declines to zero during the Contract Year of the Excess Withdrawal.

During the Settlement Phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments, credit additional Bonus amounts, make any Step-ups or deduct any charge for the Income Plus for Life - Joint Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, we will automatically begin paying an annual settlement amount to you. The settlement payment amount varies:

     - If the Lifetime Income Amount is greater than zero at the start of the Settlement Phase, we will pay an initial settlement amount equal to the remaining Lifetime Income Amount for that Contract Year and make additional annual payments of the Lifetime Income Amount as long as either Covered Person is living.

     - If you purchased the Income Plus for Life - Joint Life Rider before the younger Covered Person attained age 59 1/2, and the Settlement Phase begins before the Lifetime Income Date, we will begin making annual settlement payments following the Lifetime Income Date as long as either Covered Person is living. In this case, the annual amount will equal the Lifetime Income Amount (i.e., 4.75% of the Benefit Base at the Lifetime Income Date).

     - In lieu of annual payments of the settlement amount, we will permit you to elect monthly, quarterly or semi-annual installment payments of the Lifetime Income Amount.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Income Plus for Life - Joint Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply.

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Income Plus for Life - Joint Life Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only for the lifetime of the surviving Covered Person and continue to charge the Income Plus for Life - Joint Life Rider fee (See "Income Plus for Life - Joint Life Rider Fee" below). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Benefit Base and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Income Plus for Life - Joint Life Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Benefit Base, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the later of the Lifetime Income Date or the date we receive notice of the death of the first Covered Person. Settlement payments will equal the Lifetime Income Amount.

WE MAY LIMIT THE ABILITY OF THE SURVIVING COVERED PERSON TO CHOOSE A SETTLEMENT PAYMENT AMOUNT AND DURATION THAT DIFFERS FROM THE AMOUNT AND DURATION IN EFFECT BEFORE THE DEATH OF THE FIRST COVERED PERSON.

Death of Last Covered Person. If the surviving Covered Person dies while the Income Plus for Life - Joint Life Rider is in effect we will reduce the Lifetime Income Amount to zero and we no make no additional payments under the Rider to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Persons" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that Covered Person to be the "last" Covered Person and the Rider will terminate.

TERMINATION. The Income Plus for Life - Joint Life Rider terminates in accordance with the "Income Plus for Life - Termination" section, above.

You should consult with your financial professional to assist you in determining whether the Income Plus for Life - Joint Life Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore this Rider limits the investment options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing an Income Plus for Life - Joint Life Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under the Income Plus for Life - Joint Life Rider.

Principal Plus for Life

OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the Guaranteed Withdrawal Balance is depleted to zero.

In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you take a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

     -    the Contract Value immediately after the withdrawal; or

     - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. After the Lifetime Income Date, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)


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

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the initial Bonus Period is the first 10 Contract Years. Each time a Step-up occurs, we will extend the Bonus Period to the lesser of: (a) 10 years from a Step-up Date; or
(b) the Age 95 Contract Anniversary.

Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:

     - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects of Withdrawals" below); otherwise

     - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.

Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount. The Guaranteed Withdrawal Amount will equal the greater of Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. The Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.

Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Principal Plus for Life Fee"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Principal Plus for Life Fee"). If you decline the Step-up, the fee rate will not be increased.

The Step-up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-up Dates for the 3rd, 6th and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. (In Oregon, we limit the duration of Step-Up Dates to a maximum of 50 Contract Years.)

If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups.


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

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor prior to electing Principal Plus for Life.

Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable and all withdrawals during that year were under our Life Expectancy Distribution program.

We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. We will make distributions as part of the Contract's "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or Lifetime Income Amount.

SETTLEMENT PHASE. We automatically make settlement payments during Principal Plus for Life's "Settlement Phase." The Settlement Phase begins if total withdrawals during the Contract Year, are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During this phase, the Contract will continue but all other rights and benefits under the Contract, including death benefits and any additional Riders, terminate. We will not accept additional Purchase Payments and we will not deduct any charge for the Principal Plus for Life benefit during the Settlement Phase.

At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the


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

          Lifetime Income Amount.

     - After the Life Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the Contract as a lump sum under our current administrative procedures. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF A BENEFICIARY IS:    THEN

                         PRINCIPAL PLUS FOR LIFE:

1. The deceased         -    Does not continue with respect to the Lifetime
Owner's spouse and           Income Amount, but continues with respect to the
the deceased Owner is        Guaranteed Withdrawal Amount if the death benefit
the Covered Person           or the Guaranteed Withdrawal Balance is greater
                             than zero. We will automatically Step-up the
                             Guaranteed Withdrawal Balance to equal the initial
                             death benefit we determine, if greater than the
                             Guaranteed Withdrawal Balance prior to the death
                             benefit.

                        - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                        - Continues to impose the Principal Plus for Life fee.

                        - Continues to be eligible for any remaining Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the Principal Plus for Life fee at that time.

2. Not the deceased     Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life does not continue to be eligible
the deceased Owner is   for any remaining Bonuses and Step-ups, other than the
the Covered Person      initial Step-up of the Guaranteed Withdrawal Balance to
                        equal the death benefit, if greater than the Guaranteed
                        Withdrawal Balance prior to the death benefit. We will
                        permit the Beneficiary to opt out of the initial death
                        benefit Step-up, if any, if we increase the rate of the
                        Principal Plus for Life fee at that time.

3. The deceased         Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life continues with respect to the
the deceased Owner is   Lifetime Income Amount for the Beneficiary. If the
not the Covered         Lifetime Income Amount has not been determined prior to
Person                  the payment of any portion of the death benefit, we will
                        determine the initial Lifetime Income Amount on an
                        anniversary of the date we determine the death benefit
                        after the Covered Person has reached age 59 1/2.

4. Not the deceased     Continues in the same manner as 1., except that
Owner's spouse and      Principal Plus for Life continues with respect to the
the deceased Owner is   Lifetime Income Amount for the Beneficiary. If the
not the Covered         Lifetime Income Amount has not been determined prior to
Person                  the payment of any portion of the death benefit, we will
                        determine the initial Lifetime Income Amount on an
                        anniversary of the date we determine the death benefit
                        after the Covered Person has reached age 59 1/2.

                        In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed
                        Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life Rider. If the Covered Person dies during the Settlement Phase, we reduce the Lifetime Income Amount to zero. If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.


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

TERMINATION. You may not terminate the Principal Plus for Life Rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

     - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract;

     -    the date an Annuity Option under the Contract begins;

     - the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

     -    termination of the Contract.

The addition of Principal Plus for Life to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and the Covered Person must attain age 59 1/2 and remain living for you to receive certain benefits. Furthermore, Principal Plus for Life limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before deciding if Principal Plus for Life is suitable for your needs, especially at older ages.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life.

Principal Plus for Life Plus Automatic Annual Step-up

OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the standard Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees," above). Please refer to the description of Principal Plus for Life, above, for a general overview of this Rider.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

BONUSES. Please refer to the description of Principal Plus for Life - "Bonuses" above for information on Bonus qualification and effect.

STEP-UPS. If you elect this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary up to and including the Age 95 Contract Anniversary while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date (and provided you have not chosen to decline the Step-up as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount"). (In Oregon, we limit the maximum duration of Step-Up Dates to 50 years.)

Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described under "Principal Plus for Life - Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount." We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the Adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline the Step-up, the fee rate will not be increased. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic annual Step-ups.

We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20% of the Adjusted Guaranteed Withdrawal Balance.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (Step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the Contract, requires the Covered Person to attain age 59 1/2 and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Automatic Annual Step-up.

ANNUAL STEP DEATH BENEFIT

You may elect the optional Annual Step Death Benefit:

     - for an additional charge of 0.20% of the value of the Variable Investment Options; and

     - AS LONG AS THE OLDEST OWNER OF A CONTRACT IS NOT AGE 80 OR OLDER AT THE TIME OF PURCHASE. (We impose this restriction because the Annual Step Death Benefit would be zero if the oldest Owner were age 80 or older on the effective date of the Rider.)

Election of this optional benefit may only be made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:

     - the death benefit described under "Death Benefit During Accumulation Period"; or

     -    the Annual Step Death Benefit.

The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (a) times (b) where:

     (a) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and

     (b) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects to continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date the first death benefit is paid.

Termination of the Optional Annual Step Death Benefit

The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.

Annual Step Death Benefit Fee

A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.

Qualified Plans

If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C: "Guaranteed Minimum Withdrawal Benefit Riders Examples" to the Prospectus). Please consult your tax advisor.

The addition of the Annual Step Death Benefit to a Contract may not always be in your interest since an additional fee is imposed for this benefit and we provide no assurance that investment performance will result in an increased death benefit.


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

PAYMENT ENHANCEMENT

The Optional Payment Enhancement Rider is only available in New York.

The Payment Enhancement Rider is only available with Contracts issued in New York by John Hancock New York. You may only elect the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement is $10,000. We impose an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elect the Payment Enhancement, we will add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 5% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. The Payment Enhancement is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Enhancement has declined, we will still recover the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of The Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the Contract" for income tax purposes (see "VIII. Federal Tax Matters").

MATTERS TO CONSIDER PRIOR TO ELECTING THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges assessed for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. We issue other variable annuity contracts which have no Payment Enhancement. In addition, the Contract described in this Prospectus may be purchased without a Payment Enhancement. Contracts with no Payment Enhancements have withdrawal charges and asset based charges that may for certain Contracts be lower than the charges for this Contract. You and your financial consultant should decide if you may be better off with one of our other variable annuities. In making this determination, you and your financial consultant should consider the following factors:

     -    The length of time that you plan to own your Contract;

     -    The frequency, amount and timing of any partial earnings;

     -    The amount of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "VII. Charges and Deductions").

If you are considering purchasing a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a qualified plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix D:
"Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If the Payment Enhancement is elected, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).


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

                           VII. Charges and Deductions

We assess charges and deductions under the Contracts against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectus. For information on the optional benefits fees, see "VI. Optional Benefits".

WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal charge on Purchase Payments that have been in the Contract less than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) Payment Enhancements and any earnings attributable to Payment Enhancements, iii) certain other "free withdrawal amounts" described below or
iv) Purchase Payments that have been in the Contract more than 7 complete Contract Years (8 complete years if you elect the Payment Enhancement Rider in New York). In no event may the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the amount invested.

We first allocate a withdrawal to a "free withdrawal amount" and second to "unliquidated Purchase Payments". We do not impose a withdrawal charge on amounts allocated to a free withdrawal amount. In any Contract Year, the free withdrawal amount for that year is the greater of:

     - 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and

     - the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments).

Withdrawals of up to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.

If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to Purchase Payments which will be "liquidated" on a first-in first-out basis. On any withdrawal request, we will liquidate Purchase Payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order the Purchase Payments were made: the oldest unliquidated Purchase Payment first, the next Purchase Payment second, etc., until all Purchase Payments have been liquidated.

Upon a full surrender of a Contract, we will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge.

Each Purchase Payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the Purchase Payment has been in the Contract. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown below.

                            MAXIMUM WITHDRAWAL CHARGE
                     (as a percentage of Purchase Payments)

                                      JOHN HANCOCK NEW YORK          JOHN HANCOCK NEW YORK
               JOHN HANCOCK USA   (without Payment Enhancement)   (with Payment Enhancement)
               ----------------   -----------------------------   --------------------------
First Year            6%                        6%                            8%
Second Year           6%                        6%                            8%
Third Year            5%                        5%                            7%
Fourth Year           5%                        5%                            7%
Fifth Year            4%                        4%                            5%
Sixth Year            3%                        3%                            4%
Seventh Year          2%                        2%                            3%
Eighth Year           0%                        0%                            1%
Thereafter            0%                        0%                            0%

The total withdrawal charge will be the sum of the withdrawal charges for the Purchase Payments being liquidated.

We deduct the withdrawal charge from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete withdrawal when we deduct it from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an Investment Account may not exceed the value of that Investment Account less any applicable withdrawal charge.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and we impose no withdrawal charges on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home (John Hancock USA Contracts only; not available in MA and NY)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

     - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

     -    the confinement began at least one year after the Contract Date;

     -    confinement was prescribed by a "Physician";

     - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

     - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.

"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the "Eligible Nursing Home", (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.

The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters").

ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Accounts and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, we will waive the annual Contract fee. During the Accumulation Period, this administration fee is deducted on the last day of each Contract Year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 administration fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee

The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge an amount equal to 1.00% of the value of the Variable Investment Options on an annual basis for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts where permitted by state law. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

     - We will consider the size and type of group to which sales are to be made. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     - We will consider the total amount of Purchase Payments to be received. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     - We will consider the nature of the group or class for which the Contracts are being purchased including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts.

     - We will consider any prior or existing relationship with us. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     - We will consider the level of commissions paid to selling broker-dealers. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses.

     - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, or of any of our affiliates, or of the John Hancock Trust. In no event will we permit reduction or elimination of the charges or deductions where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES

We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

                 PREMIUM TAX RATE
            -------------------------
STATE OR    QUALIFIED   NON-QUALIFIED
TERRITORY   CONTRACTS     CONTRACTS
---------   ---------   -------------
CA            0.50%         2.35%
GUAM          4.00%         4.00%
ME(1)         0.00%         2.00%
NV            0.00%         3.50%
PR            3.00%         3.00%
SD(1)         0.00%         1.25%(2)
WV            1.00%         1.00%
WY            0.00%         1.00%

(1)  We pay premium tax upon receipt of Purchase Payment.

(2)  0.80% on Purchase Payments in excess of $500,000.

                            VIII. Federal Tax Matters

INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on Separate Account assets that is passed through to Contract owners.

The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.

When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up or Principal Plus for Life Plus Spousal Protection), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal

If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.

Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.

CHARITABLE REMAINDER TRUSTS

This federal tax discussion does not address tax consequences of a Contract used in a charitable remainder trust. The tax consequences of charitable remainder trusts may vary depending on the particular facts and circumstances of each individual case. Additionally, the tax rules governing charitable remainder trusts, or the taxation of a Contract used with a charitable remainder trust, may be subject to change by legislation, regulatory changes, judicial decrees or other means. You should consult competent legal or tax counsel regarding the tax treatment of a charitable remainder trust before purchasing a Contract for use within it.


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

NON-QUALIFIED CONTRACTS

(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)

Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.

Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.

In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.

Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits

When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.

When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.

Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

     - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

     - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or

     - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

     - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

     - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - attributable to the Contract Owner becoming disabled (as defined in the tax law);

     - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

     - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

     -    made under a single-premium immediate annuity contract; or

     - made with respect to certain annuities issued in connection with structured settlement agreements.

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

Puerto Rico Non-Qualified Contracts

Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.

Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.

In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.


                                       63


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The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.

We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)

The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix D of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.

Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose


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restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.

Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

     - received on or after the date on which the Contract Owner reaches age 59 1/2;

     - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

     - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).

Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.

These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.

When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.

Tax-Free Rollovers

If permitted under your plan, you may make a tax-free rollover:

     -    from a traditional IRA to another traditional IRA;

     - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;

     - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;

     - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;

     - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and

     - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.

Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code,


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(ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.

Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

Loans

A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans

The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.

SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.


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                               IX. General Matters

ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contracts through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

     - termination of employment in the Texas public institutions of higher education;

     -    retirement;

     -    death; or

     -    the participant's attainment of age 70 1/2.

Accordingly, before you withdraw any amounts from the Contract, you must furnish proof to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered by this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers (firms) that have entered into selling agreements with JH Distributors and us. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. Contract Owners do not pay this compensation directly. These payments are made from JH Distributors' and our own revenues, profits or retained earnings, which may be derived from a number of sources, such as fees received from an underlying Fund's distribution plan ("12b-1 fees"), the fees and charges imposed under the Contract, and other sources.

The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. A limited number of broker-dealers may also be paid commissions or overrides to "wholesale" the Contract; that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contract(s) that have already been purchased.


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Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7.00% of Purchase Payments. In addition, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation.

Revenue Sharing and Additional Compensation

In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.

We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

Selling broker dealers may receive additional payments from us, either directly or through JH Distributors, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement payments may include, for example, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions and/or contests in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards, as may be permitted by applicable NASD rules and other applicable laws and regulations.

In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

Differential Compensation

Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us to their registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product.

You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs


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solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees, or other obligations.


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            APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE

The following examples assume an initial Purchase Payment of $30,000 and a subsequent Purchase Payment of $20,000 during the second Contract Year.

EXAMPLE 1. If you surrender the Contract during Contract Year 3, the Contract Value is $60,000 and there have been no prior withdrawals, and the Payment Enhancement is not elected, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

          -    10% of all purchase payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $60,000-$50,000=$10,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $60,000-$10,000=$50,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the payment has been in the Contract

          - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05x$30,000=$1,500

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .06x$20,000=$1,200

          -    The total withdrawal charge is $1,500+$1,200=$2,700

EXAMPLE 2. If you surrender the Contract during Contract Year 3, the Contract Value is $35,000 and there have been no prior withdrawals, and the Payment Enhancement is not elected, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount, which equals the greater of

          -    10% of all Purchase Payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $35,000-$50,000=$-15,000

     b) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000-$5,000=$45,000

     c) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the Payment has been in the contract

          - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05x$30,000=$1,500

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .06x$15,000=$900

          -    The total withdrawal charge is $1,500+$900=$2,400

EXAMPLE 3. If you take a partial withdrawal of $5,000 during Contract Year 3 when the Contract Value is $52,000 and then surrender the contract later in Contract Year 3 when the Contract Value is $49,000, we will calculate the withdrawal charge as follows:

     a) First we will calculate the free withdrawal amount for the partial, which equals the greater of

          -    10% of all Purchase Payments = .10 x ($30,000+$20,000) = $5,000,
               or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $52,000-$50,000=$2,000

     b) Since the partial withdrawal is equal to the free withdrawal amount, we will not liquidate any Purchase Payments and there will not be any withdrawal charge.

     c) When the contract is surrendered, we will calculate the free withdrawal amount for the surrender, which equals the greater of

          - 10% of all Purchase Payments reduced by prior withdrawals during the year= .10 x ($30,000+$20,000) - $5,000 = $0, or

          - Earnings equal to the Contract Value minus unliquidated Purchase Payments = $49,000-$50,000=$-1,000

     d) Next we determine the amount of Purchase Payments to be liquidated as the greater of the Contract Value or the unliquidated Purchase Payments, reduced by the free withdrawal amount, or $50,000-$0=$50,000

     e) Finally we calculate the withdrawal charge by applying the appropriate withdrawal charge percentage for each Purchase Payment liquidated based on the length of time the payment has been in the contract

          - The initial Purchase Payment is in the third year, so the applicable withdrawal charge is .05x$30,000=$1,500

          - The subsequent payment of $20,000 is in the second year, so the applicable withdrawal charge is .06x$20,000=$1,200

          -    The total withdrawal charge is $1,500+$1,200=$2,700

        APPENDIX B: PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

This Appendix describes a spousal version of Principal Plus for Life that was available for purchase before May 1, 2007. This Rider cannot be revoked once elected.

OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFITS

Please refer to "VI. Option Benefits" in the Prospectus for general information about our guaranteed minimum withdrawal benefit Riders.

Availability

Principal Plus for Life Plus Spousal Protection was available for purchase before May 1, 2007. In certain cases, John Hancock USA will issue a Contract on and after May 1, 2007 with this Rider if you elected to purchase the Rider before then. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varied.

AGE RESTRICTIONS. If you elected this Rider: (a) the older of you and your spouse must not be age 81 or older; and (b) both you and your spouse must be at least 65 or, if not, you must have birthdates less than 6 years apart from each other. This Rider cannot be revoked once elected. For Example:

Assume you purchased a Venture Variable Annuity Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.

     - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.

EXAMPLE #2

You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.

     - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.

Purchase Payments

RESTRICTIONS ON CONTRACTS WITH PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Please refer to the "Purchase Payments" subsection for a description of our restrictions on additional Purchase Payments to Contracts issued with a guaranteed minimum withdrawal benefit Rider. These restrictions apply to Contracts issued with Principal Plus for Life Plus Spousal Protection.

IMPACT ON GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT. Please refer to the "Purchase Payments" subsection for a description of the impact of additional Purchase Payments on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount that's applicable to Principal Plus for Life Plus Spousal Protection).

Rider Fees

Please refer to the "Rider Fees" subsection for a description of the way we impose an additional fee for Principal Plus for Life Plus Spousal Protection.

FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options

We provide additional Annuity Options for Contracts issued with the Principal Plus for Life Plus Spousal Protection Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.

Tax Considerations

Please see "VII. Federal Tax Matters" for information on tax considerations related to the Principal Plus for Life Plus Spousal Protection Rider. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elect this Rider.

INVESTMENT OPTIONS UNDER PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION

Please refer to "VI. Optional Benefits" in the Prospectus for general information about the investment options we make available for Contracts issued with Principal Plus for Life Plus Spousal Protection.

FEATURES OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION RIDER

Definitions

Please refer to the "VI. Optional Benefits" section in the Prospectus for the definitions we use to describe how the Principal Plus for Life Plus Spousal Protection Rider works.

QUALIFICATION OF COVERED PERSON. As stated in the "Definitions" subsection, a Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, Co-Owner, Annuitant, Co-Annuitant or Beneficiary. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in section V. Description of the Contract for additional information on the impact of divorce.)

EXAMPLES OF LIFETIME INCOME DATE. As stated in the "Definitions" subsection, we determine the Lifetime Income Amount on the Contract Anniversary on, or next following, the date the older Covered Person attains age 65. We provide the following examples:

Assume you purchase a Venture Variable Annuity Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLE #1

You are born July 1, 1941 and your spouse is born June 1, 1947.

     - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.

EXAMPLE #2

You are born December 1, 1950 and your spouse is born October 1, 1956.

     - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

Features

OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.

In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

IMPACT OF WITHDRAWALS. The Lifetime Income Amount may decrease as a result of a withdrawal as described under "Principal Plus for Life - Impact of Withdrawals." After the Lifetime Income Date, if a withdrawal causes total withdrawals during the Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount), we will recalculate the Lifetime Income Amount. In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value. (See "Principal Plus for Life - Impact of Withdrawals" in the Prospectus.)

INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:

     - by any applicable Bonus if you take no withdrawals during certain Contract Years;

     - by any applicable "Step-up" to reflect certain increases in Contract Value; and

     - to reflect additional Purchase Payments (see "Purchase Payments" above).

BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus for Life - Bonuses" in the Prospectus. The Bonus Period for the Spousal version of the Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you elect the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date and will not change upon the death of either Covered Person.

STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit described under "Principal Plus for Life - Step-ups." We schedule the Step-up Dates under the Spousal Protection version for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while Rider is in effect.

LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described under "Principal Plus for Life - Life Expectancy Distribution Program" in the Prospectus. Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter its Settlement Phase as described under "Principal Plus for Life - Settlement Phase" when:

     -    the Contract Value reduces to zero; and

     - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and

     - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.

(See "Principal Plus for Life - Settlement Phase" in the Prospectus).

If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.

IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the basic Principal Plus for Life optional benefit Rider:

Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (See "Rider Fees," above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.

If the first Covered Person to die is not is not the Owner (and is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on the Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:

     - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;

     - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (The Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or

     - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).

We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.

Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (See "Rider Fees," above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.

If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we will make no additional payments to the Beneficiary.

Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Qualification of Covered Person" above). If that happens and:

     - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and

     - if the remaining Covered Person subsequently dies, we will consider that person to be the "last" Covered Person and the Rider may continue in certain cases as described in "Death of Last Covered Person" above.

TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in accordance with the "Principal Plus for Life - Termination"
section in the Prospectus.

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Spousal Protection Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and at least one of the Covered Persons must remain living until the Lifetime Income Date for you to receive certain benefits. Furthermore, similar to Principal Plus for Life, this Rider limits the Investment Options otherwise available under the Contract, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described in the Prospectus. You should carefully consider each of these factors before purchasing a Principal Plus for Life Plus Spousal Protection Rider.

EXAMPLES. Please refer to Appendix C for hypothetical examples that illustrate the benefits under Principal Plus for Life Plus Spousal Protection Rider.

           Appendix C: Guaranteed Minimum Withdrawal Benefit Examples

The following examples provide hypothetical illustrations of the benefits provided under the Income Plus for Life, Income Plus for Life - Joint Life, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

EXAMPLES 1A, 1B, 1C AND 1D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 1A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 20 years from issue.

                                                            BENEFIT
                         LIFETIME                             BASE
               PURCHASE   INCOME   WITHDRAWAL             ON CONTRACT
CONTRACT YEAR  PAYMENTS   AMOUNT     TAKEN      BONUS     ANNIVERSARY
-------------  --------  --------  ----------  ------     -----------
At issue       $100,000     N/A      $    0    $    0     $100,000(1)
1                     0     N/A           0     6,000(2)   106,000(3)
2                     0     N/A           0     6,000      112,000
3                     0     N/A           0     6,000      118,000
4                     0     N/A           0     6,000      124,000
5                     0     N/A           0     6,000      130,000
6                     0     N/A           0     6,000      136,000
7                     0     N/A           0     6,000      142,000
8                     0     N/A           0     6,000      148,000
9                     0     N/A           0     6,000      154,000
10                    0     N/A           0     6,000      160,000
11                    0  $8,000(4)    8,000         0      160,000
12                    0   8,000       8,000         0      160,000
13                    0   8,000       8,000         0      160,000
14                    0   8,000       8,000         0      160,000
15                    0   8,000       8,000         0      160,000
20                    0   8,000       8,000         0      160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Benefit Base at that time (.05 X $160,000 = $8,000)

EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.


                                                  LIFETIME INCOME              BENEFIT BASE ON    LIFETIME INCOME
                PURCHASE     BENEFIT BASE AFTER    AMOUNT AFTER    WITHDRAWAL     CONTRACT      AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS      PURCHASE PAYMENT   PURCHASE PAYMENT    TAKEN       ANNIVERSARY        ANNIVERSARY
-------------  ---------     ------------------  ----------------  ----------  ---------------  ------------------
   At issue    $100,000          $100,000            $5,000          $   --        $100,000           $5,000
      1          10,000(1)        110,000(1)          5,500(1)        5,500         110,000            5,500
      2          10,000(2)        114,500(2)          5,725(2)        5,725         114,500            5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,500) = $114,500) The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 114,500 = $5,725).

EXAMPLE 1C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                             LIFETIME                     HYPOTHETICAL
                              INCOME                    CONTRACT VALUE ON
                           AMOUNT AFTER                      CONTRACT
                PURCHASE     PURCHASE     WITHDRAWAL   ANNIVERSARY PRIOR TO      BENEFIT BASE ON
CONTRACT YEAR   PAYMENTS      PAYMENT        TAKEN          RIDER FEE         CONTRACT ANNIVERSARY
-------------   --------   ------------   ----------   ---------------------  --------------------
  AT ISSUE      $100,000     $   --        $   --           $     --               $100,000
     1                 0      5,000         5,000            102,000                102,000(1)
     2                 0      5,100(1)      5,100(1)         103,514                103,514
     3                 0      5,176         5,176            105,020                105,020
     4                 0      5,251         5,251            105,020(2)              94,013(2)
     5                 0      5,251         5,251            105,020                 78,793

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $102,000 = $5,100).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,013 is less than the Benefit Base of $105,020. The Benefit Base will remain at $105,020.

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 1c, but with a withdrawal of $10,000 at the end of year 4.

                             LIFETIME                      HYPOTHETICAL
                             INCOME                      CONTRACT VALUE ON
                           AMOUNT AFTER                      CONTRACT
                PURCHASE     PURCHASE     WITHDRAWAL   ANNIVERSARY PRIOR TO     BENEFITTBASE ON
CONTRACT YEAR   PAYMENTS     PAYMENT        TAKEN            RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ------------   ----------   --------------------   --------------------
AT ISSUE        $100,000     $   --         $    --          $     --              $100,000
    1                  0      5,000           5,000           102,000               102,000
    2                  0      5,100           5,100           103,514               103,514
    3                  0      5,176           5,176           105,020               105,020
    4                  0      5,251          10,000            89,264                89,264(1)
    5                  0      4,463(1)        4,463            75,307                89,264

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,264) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,264 = $4,463).

EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE INCOME PLUS FOR LIFE - JOINT LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING FOR WITHDRAWALS. Assume a single Purchase Payment of $100,000 at the youngest Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Benefit Base at the eligible Step-up Dates, so there is no Step-up and at least one of the Covered Persons survives at least 20 years from issue.

                PURCHASE   LIFETIME INCOME                                BENEFIT BASE ON CONTRACT
CONTRACT YEAR   PAYMENTS       AMOUNT        WITHDRAWAL TAKEN   BONUS            ANNIVERSARY
-------------   --------   ---------------   ----------------   -----     ------------------------
   AT ISSUE     $100,000         N/A              $    0        $   0            $100,000(1)
       1               0         N/A                   0        6,000(2)          106,000(3)
       2               0         N/A                   0        6,000             112,000
       3               0         N/A                   0        6,000             118,000
       4               0         N/A                   0        6,000             124,000
       5               0         N/A                   0        6,000             130,000
       6               0         N/A                   0        6,000             136,000
       7               0         N/A                   0        6,000             142,000
       8               0         N/A                   0        6,000             148,000
       9               0         N/A                   0        6,000             154,000
      10               0         N/A                   0        6,000             160,000
      11               0      $7,600(4)            7,600            0             160,000
      12               0       7,600               7,600            0             160,000
      13               0       7,600               7,600            0             160,000
      14               0       7,600               7,600            0             160,000
      15               0       7,600               7,600            0             160,000
      20               0       7,600               7,600            0             160,000

(1) The initial Benefit Base is equal to the initial payment of $100,000. The Benefit Base is used to determine the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Benefit Base. The bonus amount is equal to 6% of the total Purchase Payments to date (.06 X $100,000 = $6,000).

(3) Following a bonus, the Benefit Base is recalculated. The new Benefit Base is equal to the Benefit Base before the bonus increased by the amount of the bonus ($100,000 + $6,000 = $106,000).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the youngest Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 4.75% of the Benefit Base at that time (.0475 X $160,000 = $7,600)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at youngest Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                                  LIFETIME INCOME                                        LIFETIME INCOME
                             BENEFIT BASE AFTER     AMOUNT AFTER                       BENEFIT BASE ON      AMOUNT ON
                PURCHASE         PURCHASE             PURCHASE                            CONTRACT          CONTRACT
CONTRACT YEAR   PAYMENTS          PAYMENT             PAYMENT       WITHDRAWAL TAKEN    ANNIVERSARY        ANNIVERSARY
-------------   --------     ------------------   ---------------   ----------------   ---------------   ---------------
AT ISSUE        $100,000         $100,000            $4,750              $  --             $100,000           $5,000
    1             10,000(1)       110,000(1)          5,225(1)           $5,225             110,000            5,225
    2             10,000(2)       114,775(2)          5,452(2)            5,452             114,775            5,452

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $110,000 = $5,225).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Since there was a withdrawal prior to this payment and after the last recalculation of the Benefit Base, the Benefit Base is increased by the excess of the Purchase Payment over the previous withdrawals ($110,000 +(10,000-5,225) = $114,775) The Lifetime Income Amount is calculated as 4.75% of the Benefit Base immediately after the Purchase Payment (.0475 X $114,775 = $5,451.81).

EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2 of the youngest Covered Person, No additional Purchase Payments are made, withdrawals equal to the Lifetime Income Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Benefit Base steps-up at the end of Contract Years 1, 2 and 3.

                                                              HYPOTHETICAL
                           LIFETIME INCOME                  CONTRACT VALUE ON
                             AMOUNT AFTER                       CONTRACT         BENEFIT BASE
                PURCHASE       PURCHASE      WITHDRAWAL   ANNIVERSARY PRIOR TO    ON CONTRACT
CONTRACT YEAR    PAYMENT       PAYMENTS         TAKEN           RIDER FEE         ANNIVERSARY
-------------   --------   ---------------   ----------   --------------------   ------------
AT ISSUE        $100,000      $   --          $   --           $     --           $100,000
    1                  0       4,750           4,750            102,250            102,250
    2                  0       4,857(1)        4,857(1)         104,025            104,025(1)
    3                  0       4,941           4,941            105,800            105,800
    4                  0       5,026           5,026             94,977(2)         105,800(2)
    5                  0       5,026           5,026             79,882            105,800

(1) At the end of Contract Year 1, the Contract Value in this example, $102,250 is greater than the Benefit Base of $100,000. The Benefit Base will Step-up to equal the Contract Value of $102,000. The Lifetime Income Amount will equal 5% of the new Benefit Base (.0475 x $102,000 = $4,856.88).

(2) At the end of Contract Year 4, the Contract Value in this example, $94,977 is less than the Benefit Base of $105,800. The Benefit Base will remain at $105,800.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.

                                                              HYPOTHETICAL
                           LIFETIME INCOME                  CONTRACT VALUE ON
                             AMOUNT AFTER                       CONTRACT         BENEFIT BASE
                PURCHASE       PURCHASE      WITHDRAWAL   ANNIVERSARY PRIOR TO    ON CONTRACT
CONTRACT YEAR    PAYMENT       PAYMENTS         TAKEN           RIDER FEE         ANNIVERSARY
-------------   --------   ---------------   ----------   --------------------   ------------
AT ISSUE        $100,000      $   --           $    --          $     --          $100,000
    1                  0       4,750             4,750           102,250           102,250
    2                  0       4,857             4,857           104,025           104,025
    3                  0       4,941             4,941           105,800           105,800
    4                  0       5,026            10,000            90,002            90,002(1)
    5                  0       4,275(1)          4,275            76,156            90,002

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,026. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,002) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,800-10,000 = $95,800). The Lifetime Income Amount will equal 4.75% of the new Benefit Base (.0475 x $90,002 = $4,275).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.

EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                           LIFETIME                         GUARANTEED WITHDRAWAL
CONTRACT    PURCHASE      GUARANTEED        INCOME    WITHDRAWAL             BALANCE ON CONTRACT
YEAR        PAYMENTS   WITHDRAWAL AMOUNT    AMOUNT       TAKEN      BONUS        ANNIVERSARY
--------   ---------   -----------------   --------   ----------   ------   ---------------------
At issue   $ 100,000           N/A            N/A       $    0     $    0         $100,000(1)
1                  0        $5,000(1)         N/A            0      5,000(2)       105,000(3)
2                  0          5250(3)         N/A            0      5,000          110,000
3                  0         5,500            N/A            0      5,000          115,000
4                  0         5,750            N/A            0      5,000          120,000
5                  0         6,000            N/A            0      5,000          125,000
6                  0         6,250            N/A            0      5,000          130,000
7                  0         6,500            N/A            0      5,000          135,000
8                  0         6,750            N/A            0      5,000          140,000
9                  0         7,000            N/A            0      5,000          145,000
10                 0         7,250            N/A            0      5,000          150,000
11                 0         7,500         $7,500(4)     7,500          0          142,500
12                 0         7,500          7,500        7,500          0          135,000
13                 0         7,500          7,500        7,500          0          127,500
14                 0         7,500          7,500        7,500          0          120,000
15                 0         7,500          7,500        7,500          0          112,500
20                 0         7,500          7,500        7,500          0           75,000
25                 0         7,500          7,500        7,500          0           37,500
30                 0         7,500          7,500        7,500          0                0
31+                0             0          7,500        7,500          0                0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                        LIFETIME
                                         INCOME
                        BENEFIT BASE     AMOUNT                                    LIFETIME INCOME
                           AFTER         AFTER                  BENEFIT BASE ON      AMOUNT ON
CONTRACT    PURCHASE      PURCHASE      PURCHASE   WITHDRAWAL      CONTRACT           CONTRACT
YEAR        PAYMENTS      PAYMENT       PAYMENT       TAKEN       ANNIVERSARY       ANNIVERSARY
--------   ----------   ------------   ---------   ----------   ---------------   ---------------
At issue   $100,000      $100,000      $5,000        $   --        $100,000           $5,000
1            10,000(1)    110,000(1)    5,500(1)     $5,500         104,500            5,500
2            10,000(2)    114,500(2)    5,725(2)      5,725         108,775            5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3,

                                           LIFETIME                     HYPOTHETICAL       GUARANTEED
                         GUARANTEED         INCOME                   CONTRACT VALUE ON     WITHDRAWAL
                         WITHDRAWAL      AMOUNT AFTER                     CONTRACT         BALANCE ON
CONTRACT   PURCHASE     AMOUNT AFTER       PURCHASE     WITHDRAWAL   ANNIVERSARY PRIOR      CONTRACT
YEAR       PAYMENTS   PURCHASE PAYMENT      PAYMENT       TAKEN         TO RIDER FEE      ANNIVERSARY
--------   --------   ----------------   ------------   ----------   -----------------   -------------
At issue   $100,000     $      --          $   --         $   --          $     --         $100,000
1                 0         5,000           5,000          5,000           102,000           95,000
2                 0         5,000           5,000          5,000           103,828           90,000
3                 0         5,000           5,000          5,000           105,781          105,781(1)
4                 0         5,289(2)        5,289(2)       5,289            94,946          100,492

(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $107,881 = $5,289).

EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.

                                           LIFETIME                     HYPOTHETICAL      GUARANTEED
                         GUARANTEED         INCOME                   CONTRACT VALUE ON    WITHDRAWAL
                         WITHDRAWAL      AMOUNT AFTER                     CONTRACT        BALANCE ON
CONTRACT   PURCHASE     AMOUNT AFTER       PURCHASE     WITHDRAWAL   ANNIVERSARY PRIOR     CONTRACT
YEAR       PAYMENTS   PURCHASE PAYMENT      PAYMENT       TAKEN         TO RIDER FEE     ANNIVERSARY
--------   --------   ----------------   ------------   ----------   -----------------   -----------
At issue   $100,000        $   --          $   --        $    --           $     --       $100,000
1                 0         5,000           5,000          5,000            102,000         95,000
2                 0         5,000           5,000          5,000            103,828         90,000
3                 0         5,000           5,000          5,000            105,781        105,781
4                 0         5,289           5,289         10,000             90,235         90,235(1)
5                 0         4,512(1)        4,512(1)       4,512             76,319         85,723

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-$10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $90,235 = $4,512).

EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.

EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49 1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.

                                          LIFETIME                          GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE      GUARANTEED        INCOME    WITHDRAWAL              BALANCE ON CONTRACT
YEAR       PAYMENTS   WITHDRAWAL AMOUNT    AMOUNT       TAKEN      BONUS         ANNIVERSARY
--------   --------   -----------------   --------   ----------   ------    ---------------------
At issue   $100,000           N/A            N/A       $    0     $    0           $100,000(1)
1                 0        $5,000(1)         N/A            0      5,000(2)         105,000(3)
2                 0         5,250(3)         N/A            0      5,000            110,000
3                 0         5,500            N/A            0      5,000            115,000
4                 0         5,750            N/A            0      5,000            120,000
5                 0         6,000            N/A            0      5,000            125,000
6                 0         6,250            N/A            0      5,000            130,000
7                 0         6,500            N/A            0      5,000            135,000
8                 0         6,750            N/A            0      5,000            140,000
9                 0         7,000            N/A            0      5,000            145,000
10                0         7,250            N/A            0      5,000            150,000
11                0         7,500         $7,500(4)     7,500          0            142,500
12                0         7,500          7,500        7,500          0            135,000
13                0         7,500          7,500        7,500          0            127,500
14                0         7,500          7,500        7,500          0            120,000
15                0         7,500          7,500        7,500          0            112,500
20                0         7,500          7,500        7,500          0             75,000
25                0         7,500          7,500        7,500          0             37,500
30                0         7,500          7,500        7,500          0                  0
31+               0             0          7,500        7,500          0                  0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                       BENEFIT BASE      LIFETIME                                     LIFETIME INCOME
                          AFTER        INCOME AMOUNT                BENEFIT BASE ON      AMOUNT ON
CONTRACT   PURCHASE      PURCHASE     AFTER PURCHASE   WITHDRAWAL       CONTRACT         CONTRACT
YEAR       PAYMENTS      PAYMENT          PAYMENT        TAKEN        ANNIVERSARY       ANNIVERSARY
--------   ---------   ------------   --------------   ----------   ---------------   ---------------
At issue   $100,000    $ 100,000         $5,000          $   --        $100,000            $5,000
1            10,000(1) $ 110,000(1)      $5,500(1)       $5,500         104,500             5,500
2            10,000(2) $ 114,500(2)       5,725(2)        5,725         108,775             5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 +$10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59 1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract years 1, 2 and 3,

                           GUARANTEED   LIFETIME
                           WITHDRAWAL    INCOME                    HYPOTHETICAL
                             AMOUNT      AMOUNT                 CONTRACT VALUE ON
                              AFTER      AFTER                       CONTRACT             GUARANTEED
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS     PAYMENT     PAYMENT      TAKEN        TO RIDER FEE      CONTRACT ANNIVERSARY
-------------   --------   ----------   --------   ----------   -----------------   ---------------------
At issue        $100,000    $   --       $   --      $   --        $    --                 $100,000
   1                   0     5,000        5,000       5,000         102,000                 102,000(1)
   2                   0     5,100(2)     5,100       5,100         103,514                 103,514
   3                   0     5,176        5,176       5,176         105,020                 105,020
   4                   0     5,251        5,251       5,251          94,012                  99,769

(1) At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $102,000 = $5,100).

EXAMPLE 4D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 4c, but with a withdrawal of $10,000 at the end of year 4.

                           GUARANTEED   LIFETIME
                           WITHDRAWAL    INCOME                    HYPOTHETICAL
                             AMOUNT      AMOUNT                 CONTRACT VALUE ON
                              AFTER      AFTER                       CONTRACT             GUARANTEED
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL   ANNIVERSARY PRIOR   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS     PAYMENT     PAYMENT      TAKEN        TO RIDER FEE      CONTRACT ANNIVERSARY
-------------   --------   ----------   --------   ----------   -----------------   ---------------------
At issue        $100,000        --         --            --               --               $100,000
   1                   0     5,000      5,000         5,000          102,000                102,000
   2                   0     5,100      5,100         5,100          103,514                103,514
   3                   0     5,176      5,176         5,176          105,020                105,020
   4                   0     5,251      5,251        10,000           89,263                 89,263(1)
   5                   0     4,463(1)   4,463(1)      4,463           75,307                 84,800

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,263 = $4,463).

EXAMPLES 5A, 5B, 5C AND 5D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.

EXAMPLE 5A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.

                      GUARANTEED   LIFETIME                                  GUARANTEED
CONTRACT   PURCHASE   WITHDRAWAL    INCOME    WITHDRAWAL                 WITHDRAWAL BALANCE
  YEAR     PAYMENTS     AMOUNT      AMOUNT       TAKEN       BONUS    ON CONTRACT ANNIVERSARY
--------   --------   ----------   --------   ----------   --------   -----------------------
AT ISSUE   $100,000       N/A         N/A       $    0     $    0           $100,000(1)
    1             0    $5,000(1)      N/A            0      5,000(2)         105,000(3)
    2             0     5,250(3)      N/A            0      5,000            110,000
    3             0     5,500         N/A            0      5,000            115,000
    4             0     5,750         N/A            0      5,000            120,000
    5             0     6,000         N/A            0      5,000            125,000
    6             0     6,250         N/A            0      5,000            130,000
    7             0     6,500         N/A            0      5,000            135,000
    8             0     6,750         N/A            0      5,000            140,000
    9             0     7,000         N/A            0      5,000            145,000
   10             0     7,250         N/A            0      5,000            150,000
   11             0     7,500      $7,500(4)     7,500          0            142,500
   12             0     7,500       7,500        7,500          0            135,000
   13             0     7,500       7,500        7,500          0            127,500
   14             0     7,500       7,500        7,500          0            120,000
   15             0     7,500       7,500        7,500          0            112,500
   20             0     7,500       7,500        7,500          0             75,000
   25             0     7,500       7,500        7,500          0             37,500
   30             0     7,500       7,500        7,500          0                  0
   31+            0         0       7,500        7,500          0                  0

(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the rider fee. It is not available for withdrawal as a lump sum.

(2) In this example, there is no withdrawal during the first Contract Year so a bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $100,000 = $5,000).

(3) Following a bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 X $105,000 = $5,250).

(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59 1/2 (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

EXAMPLE 5B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.

                                    LIFETIME
                                     INCOME
                         BENEFIT     AMOUNT                   BENEFIT
                       BASE AFTER     AFTER                   BASE ON       LIFETIME INCOME
CONTRACT   PURCHASE     PURCHASE    PURCHASE   WITHDRAWAL     CONTRACT    AMOUNT ON CONTRACT
  YEAR     PAYMENTS      PAYMENT     PAYMENT      TAKEN     ANNIVERSARY       ANNIVERSARY
--------   --------    ----------   --------   ----------   -----------   ------------------
AT ISSUE   $100,000    $100,000     $5,000       $   --       $100,000          $5,000
    1        10,000(1)  110,000(1)   5,500(1)     5,500        104,500           5,500
    2        10,000(2)  114,500(2)   5,725(2)     5,725        108,775           5,725

(1) In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + $10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X 110,000 = $5,500).

(2) In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + $10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 X $114,500 = $5,725).

EXAMPLE 5C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.

                                                           HYPOTHETICAL
                      GUARANTEED   LIFETIME                  CONTRACT
                      WITHDRAWAL    INCOME                   VALUE ON     GUARANTEEDAL
                        AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                         AFTER       AFTER                  ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR     PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   --------   ----------   ------------   ------------
At Issue   $100,000    $   --      $   --       $   --      $     --       $100,000
    1             0     5,000       5,000        5,000       102,000         95,000
    2             0     5,000       5,000        5,000       103,560         90,000
    3             0     5,000       5,000        5,000       105,240(1)     105,240(1)
    4             0     5,262(2)    5,262(2)     5,262        94,245         99,978

(1) At the end of Contract Year 3, the contract value in this example, $105,240 is greater than the guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.

(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262).

EXAMPLE 5D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 5c, but with a withdrawal of $10,000 at the end of year 4.

                                                           HYPOTHETICAL
                      GUARANTEED   LIFETIME                  CONTRACT
                      WITHDRAWAL    INCOME                   VALUE ON     GUARANTEEDAL
                        AMOUNT      AMOUNT                   CONTRACT      WITHDRAWAL
                         AFTER       AFTER                  ANNIVERSARY    BALANCE ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR     PAYMENTS     PAYMENT     PAYMENT      TAKEN       RIDER FEE    ANNIVERSARY
--------   --------   ----------   --------   ----------   ------------   ------------
At Issue   $100,000    $   --      $   --       $   --      $     --        $100,000
    1             0     5,000       5,000         5,000      102,000          95,000
    2             0     5,000       5,000         5,000      103,560          90,000
    3             0     5,000       5,000         5,000      105,240         105,240(1)
    4             0     5,262       5,262        10,000       89,507          89,507
    5             0     4,475(1)    4,475(1)      4,475       75,465          85,031

(1) The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be reset to equal the lesser of the Contract Value after the Withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-$10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x $89,507 = $4,475).

                        APPENDIX D: QUALIFIED PLAN TYPES

TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.

The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.

Distributions

In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

     -    made after the Owner attains age 59 1/2;

     -    made after the Owner's death;

     -    attributable to the Owner being disabled; or

     -    a qualified first-time homebuyer distribution within the meaning of
          Section 72(t)(2)(F) of the Code.

In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.

If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.

Conversion or Direct Rollover to a Roth IRA

You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:

     -    you have adjusted gross income over $100,000; or

     -    you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement planare generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.

SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

     - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

     -    earnings on those contributions; and

     - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS

Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.

Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.

     - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).

When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                        (Page intentionally left blank.)

                  Appendix E: John Hancock USA Exchange Program
              (Not available with John Hancock New York Contracts)

John Hancock USA will permit an eligible Owner of a qualifying Contract to exchange that Contract for a new Venture(R) Variable annuity contract ("NEW CONTRACT"). If you are eligible and elect to exchange a John Hancock qualifying Contract, you must surrender your existing contract and transfer all of its Contract Value to us. We will waive any future withdrawal charges under the New Contract we issue.

JOHN HANCOCK QUALIFYING CONTRACTS

This Program is not available with John Hancock New York Contracts. We limit this exchange program to certain variable annuity contracts issued by either John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The qualifying variable annuity Contracts are:

     -    Accommodator 2000 variable annuity;

     -    Declaration variable annuity;

     -    Independence variable annuity;

     -    Independence Preferred variable annuity;

     -    Independence 2000 variable annuity;

     -    Patriot variable annuity;

     -    Revolution Access variable annuity; and

     -    Revolution Value variable annuity.

Eligibility Requirements

You are eligible to participate in the John Hancock Exchange Program if:

     -    You own a John Hancock qualifying Contract;

     - neither you nor any other payee receive annuity payments under your John Hancock qualifying Contract;

     - there are no remaining withdrawal charges that would be assessed against the value of your John Hancock qualifying Contract if you were to make a partial withdrawal or surrender that Contract;

     - the death benefit value under your John Hancock qualifying Contract is less than or equal to the current surrender value of that Contract (see "Death Benefit Before Maturity Date" on page 5 of this Supplement); and

     - if your John Hancock qualifying Contact contains a Guaranteed Retirement Income Benefit Rider, the guaranteed benefit under that optional benefit is less than or equal to the current surrender value of that Contract.

IMPORTANT CONSIDERATIONS

An exchange may not be in your best interest

The benefits and limitations, Variable Investment Options, and charges and deductions of a New Contract will differ from those of a John Hancock qualifying Contract. You should carefully review your existing Contract and the Venture(R) Prospectus (including this supplement) before deciding to make an exchange.

We believe that an exchange as described above will not be a taxable event for Federal tax purposes; however, any Owner considering an exchange should consult a tax adviser. We reserve the right to terminate this exchange offer or to vary its terms at any time.

The charges and expenses of a New Contract differ from those under your existing John Hancock qualifying Contract The New Contract and your qualifying John Hancock Contract have different Separate Account annual expenses, different Contract Owner transaction expenses, and different Variable Investment Options that result in different total operating expenses charged by the Funds, as noted in the tables on the following pages.

The following table compares the fees and expenses that you will pay under the new contact and the John Hancock qualifying contracts at the time that you buy a contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

                NEW
             CONTRACT                                            INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
             (VENTURE   ACCOMMODATOR  DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS        VALUE
             variable  2000 variable    variable     variable      variable      variable    variable   variable    variable
             annuity)     annuity       annuity      annuity        annuity       annuity     annuity    annuity     annuity
             --------  -------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
                                                        MAXIMUM WITHDRAWAL CHARGE:
                               (AS % OF AMOUNT PURCHASE PAYMENTS) FOR EACH YEAR FOLLOWING A PURCHASE PAYMENT
YEAR 1:      waived         8.5%         6.0%           8.0%         8.0%          7.0%       6.0%         0%         7.0%
YEAR 2:      waived         7.5%         6.0%           8.0%         8.0%          6.0%       6.0%         0%         6.0%
YEAR 3:      waived         7.5%         5.0%           8.0%         8.0%          5.0%       5.0%         0%         5.0%
YEAR 4:      waived         7.5%         5.0%(1)        7.0%         7.0%          4.0%       5.0%(1)      0%         4.0%
YEAR 5:      waived         6.0%         4.0%(1)        7.0%         7.0%          3.0%       4.0%(1)      0%         3.0%
YEAR 6:      waived         4.5%         3.0%(1)        6.0%         6.0%          2.0%       3.0%(1)      0%         2.0%
YEAR 7:      waived         3.0%         2.0%(1)        6.0%         6.0%          1.0%       2.0%(1)      0%         1.0%
YEAR 8 AND        0%          0%           0%             0%           0%            0%         0%         0%           0%
THEREAFTER:

                                                           ANNUAL CONTRACT FEE:

              $30(4)       $ 30         $ 30(2)        $30(2)       $ 30(2)       $ 30(2)     $30(2)      $30(3)     $30(3)

                                                              TRANSFER FEE:

Maximum
Fee           $25          $ 25         $ 25           $25          $ 25          $ 25         None       $25        $25
Current
Fee           $ 0          $  0         $  0           $ 0          $  0          $  0         None       $25        $ 0

(1) Withdrawal Charges for Contracts issued in NY by John Hancock Life Insurance Company differ from those shown. For these Contracts, the withdrawal charges for Years 4, 5, 6 and 7 are, respectively, 4%, 3%, 2% and 1%.

(2) This Annual Contract Fee charge applies only to Contracts of less than $10,000.

(3) This Annual Contract Fee charge applies only to Contracts of less than $50,000.

(4) This Annual Contract Fee charge applies only to Contracts of less than $99,000.

The following table compares fees and expenses that you will pay periodically under the New Contact and the John Hancock qualifying Contracts during the time that you own a Contract. This table does not include annual Fund operating expenses. See the notes following the table.

                                                                     DECLARATION
                                                        DECLARATION    variable
                                 NEW                     variable      annuity
                              CONTRACT  ACCOMMODATOR     annuity      (initial                  INDEPENDENCE  INDEPENDENCE
                              (Venture      2000         (initial      payments   INDEPENDENCE    PREFERRED       2000
                              variable    variable     payments up       over       variable      variable      variable
                              annuity)    annuity      to $250,000)   $250,000)      annuity       annuity       annuity
                              --------  ------------   ------------  -----------  ------------  ------------  ------------
                                             SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense
   risks fee:                 1.00%(1)      0.90%          0.90%        0.90%         0.90%         1.15%         1.10%
Administration fee- asset
   based:                     0.15%         0.35%          0.35%        0.10%         0.50%         0.35%         0.30%
TOTAL (With No Optional
   Riders Reflected):         1.15%(2)      1.25%          1.25%        1.00%         1.40%         1.50%         1.40%
Optional Annual Step
   Death Benefit Fee:         0.20%                                         Not Offered
TOTAL (With ASDB Fee):        1.35%(3)

                                 FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Income Plus for Life(4)
Maximum fee:                  1.20%                                         Not Offered
Current fee:                  0.60%

Income Plus for Life -
   Joint Life(4)                                                            Not Offered
Maximum fee:                  1.20%
Current fee:                  0.60%

Principal Plus for Life(5)
Maximum fee:                  0.75%                                         Not Offered
Current fee:                  0.40%

Principal Plus for Life
   Plus Automatic Annual                                                    Not Offered
   Step(5)
Maximum fee:                  1.20%
Current fee:                  0.60%

Enhanced "Stepped-
   up" death benefit
   Rider(8)                                                0.15%        0.15%
Accidental death
   benefit Rider(8)                                        0.10%        0.10%

Nursing Home Waiver(6)                                     0.05%        0.05%

Enhanced death
   benefit Rider (7,8)
Earnings Enhancement
   death benefit Rider(8)        Not         Not                                                Not Offered
Accumulated Value              Offered     Offered
   Enhancement
   (CareSolutions Plus)
      Rider(9)                                                Not Offered
Guaranteed Retirement Income
   Benefit Rider(8)
Waiver of Withdrawal
   Charge
   (CARESolutions)
   Rider(6)

                               PATRIOT    PATRIOT
                               variable   variable
                               annuity    annuity
                               (initial   (initial  REVOLUTION  REVOLUTION
                               payments   payments    ACCESS       VALUE
                                up to       over     variable    variable
                              $250,000)  $250,000)    annuity     annuity
                              ---------  ---------  ----------  ----------
                     SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense
   risks fee:                   0.90%      0.90%       0.95%       0.95%
Administration fee- asset
   based:                       0.35%      0.10%       0.30%       0.30%
TOTAL (With No Optional
   Riders Reflected):           1.25%      1.00%       1.25%       1.25%
Optional Annual Step
   Death Benefit Fee:                          Not Offered
TOTAL (With ASDB Fee):

         FEES DEDUCTED FROM CONTRACT VALUE FOR OPTIONAL BENEFITS:

Income Plus for Life(4)
Maximum fee:                                   Not Offered
Current fee:

Income Plus for Life -
   Joint Life(4)                               Not Offered
Maximum fee:
Current fee:

Principal Plus for Life(5)
Maximum fee:                                   Not Offered
Current fee:

Principal Plus for Life
   Plus Automatic Annual                       Not Offered
   Step(5)
Maximum fee:
Current fee:

Enhanced "Stepped-
   up" death benefit
   Rider(8)                      0.15%     0.15%
Accidental death
   benefit Rider(8)              0.10%     0.10%           Not Offered

Nursing Home Waiver(6)           0.05%     0.05%

Enhanced death
   benefit Rider (7,8)                                 0.25%       0.25%
Earnings Enhancement
   death benefit Rider(8)                              0.25%       0.25%
Accumulated Value
   Enhancement
   (CareSolutions Plus)
      Rider(9)                     Not Offered         0.40%       0.35%
Guaranteed Retirement Income
   Benefit Rider(8)                                    0.30%       0.30%
Waiver of Withdrawal
   Charge
   (CARESolutions)                                      Not
   Rider(6)                                          Offered       0.10

NOTES TO FEE AND EXPENSE TABLE.

(1) The Mortality and Expense Risks Fee is reduced to 0.85% in the eighth Contract Year and thereafter.

(2) The total Separate Account Annual Expenses (with no optional benefit Riders elected) is reduced to 1.00% in the eighth Contract Year and thereafter.

(3) The total Separate Account Annual Expenses (with the Annual Step Death Benefit Rider elected) is reduced to 1.20% in the eighth Contract Year and thereafter.

(4) The guaranteed minimum withdrawal benefit Rider fees are reflected as a percentage of Adjusted Benefit Base.

(5) The guaranteed minimum withdrawal benefit Rider fees are reflected as a percentage of Adjusted Guaranteed Withdrawal Balance.

(6) The Nursing Home Waiver charge and the charge for the Waiver of Withdrawal Charge(CareSolutions Plus) Rider applies to that portion of your Contract's total value attributable to premiums that are still subject to withdrawal charges.

(7) The rate shown is applicable to Enhanced death benefit Riders issued after May 1, 2002. In certain states, and for Riders issued prior to May 1, 2002, a lower rate may apply.

(8) The Enhanced "Stepped-up" death benefit Rider, Accidental death benefit Rider, Enhanced death benefit Rider, Earnings Enhancement death benefit Rider, and the Guaranteed Retirement Income Benefit Rider charges are a percentage of Contract total value.

(9) The Accumulated Value Enhancement (CareSolutions Plus) Rider charge is a percentage of initial premium payment.

The Variable Investment Options of a New Contract differ from those under your existing John Hancock qualifying Contract.

The Declaration variable annuity contract currently offers six Investment Options. The Accommodator 2000 variable annuity, Independence variable annuity, Independence Preferred variable annuity, Independence 2000 variable annuity and Patriot variable annuity contracts currently offer eighteen Variable Investment Options. Revolution Value variable annuity and Revolution Access variable annuity currently offer 25 Variable Investment Options. You can obtain additional information about the available Variable Investment Options under your John Hancock qualifying Contract, including a current prospectus for each of the Funds, by contacting John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company at the following address:

    ANNUITIES SERVICE CENTER:                          MAILING ADDRESS:
       601 Congress Street                           Post Office Box 55106
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5106
(617)663-3000 or (800) 344-1029

     Toll-free for ACCOMMODATOR 2000, INDEPENDENCE, INDEPENDENCE 2000, INDEPENDENCE PREFERRED CONTRACTS: (800) 732-5543 Toll-free for DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION VALUE CONTRACTS: (800) 824-0335

You should review this information carefully before electing to exchange a John Hancock qualifying Contract for a New Contract.

If you elect to exchange your John Hancock qualifying Contract for a New Contract with an optional guaranteed withdrawal benefit Rider, however, you may invest your Contract Value only in the Investment Options we make available with this benefit. We describe these Investment Options in the Prospectus. You can obtain additional information about all the available Variable Investment Options under the New Contract, including a current prospectus for each of the Funds, by contacting our Annuities Service Center at the following address:

   ANNUITIES SERVICE CENTER:                            MAILING ADDRESS:
      601 Congress Street                            Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617)663-3000 or (800) 344-1029

You should review this information carefully before electing to exchange a John Hancock qualifying Contract for a New Contract.

The charges and expenses of Funds available under a New Contract differ from those under your existing John Hancock qualifying Contract.

You should compare the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own a Contract. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. In most cases, the New Contract's Variable Investment Options invest in the Series II class of shares of the John Hancock Trust and are subject to a 12b-1 fee. The John Hancock qualifying Contracts contain fewer Variable Investment Options, as described above. In most cases, the John Hancock qualifying Contract's Variable Investment Option invests in a less expensive class of shares of the John Hancock Trust (the "NAV" class) and is not subject to a 12b-1 fee. More detail concerning the fees and expenses of each Fund is contained in that Fund's prospectus. You can obtain additional information about the available underlying Funds in your John Hancock qualifying Contract, including a current prospectus for each of the Funds that contains information about the Fund's fees and expenses, by contacting John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company at the following address:

   ANNUITIES SERVICE CENTER:                            MAILING ADDRESS:
      601 Congress Street                            Post Office Box 55106
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5106
(617)663-3000 or (800) 344-1029

     Toll-free for ACCOMMODATOR 2000, INDEPENDENCE, INDEPENDENCE 2000, INDEPENDENCE PREFERRED CONTRACTS: (800) 732-5543 Toll-free for DECLARATION, PATRIOT, REVOLUTION ACCESS, REVOLUTION VALUE CONTRACTS: (800) 824-0335

You should review this information carefully before electing to exchange a John Hancock qualifying Contract for a New Contract.

The New Contract does not currently provide a Fixed Investment Option, unlike your existing John Hancock qualifying Contract.

The New Contract does not currently offer Fixed Investment Options, and you will not have the ability to invest in a Fixed Investment Option if you elect to participate in the John Hancock Exchange Program.

Under certain John Hancock qualifying Contracts, your Contract Value may be adjusted by a "Market Value Adjustment if you elect to participate in the John Hancock Exchange Program.

If your John Hancock qualifying Contract is a Declaration, Patriot, Revolution Access or Revolution Value variable annuity contract, you currently have the ability to invest in a Guaranteed Period Fixed Investment Option that has a "market value adjustment" or "MVA" feature and, in some states, a minimum guaranteed rate. The New Contract does not offer a similar Investment Option. If you exchange your Contract for a New Contract, the market value adjustment may be applied to your exchanged value if all or a part of your Contract Value is allocated to a Guarantee Period. The MVA may reduce the exchanged amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The MVA adjustment also provides upside potential, increasing the exchanged value when current interest rates are lower than the Fixed Investment Option credited rate. You should carefully review your John Hancock qualifying Contract and the prospectus for that Contract for additional information on the calculation of a market value adjustment before you elect to participate in the John Hancock Exchange Program.

The "MVA" adjustment described above does not apply if your John Hancock qualifying Contract is an Accommodator 2000, Independence, Independence Preferred, or Independence 2000 variable annuity contract. These Contracts contain provisions that permit allocation of Contract Value in a fixed rate Investment Option with a guaranteed minimum interest rate.

Withdrawal Charges

Under the John Hancock Exchange Program, we will waive any withdrawal charge described elsewhere in the Venture(R) Prospectus if you exchange your John Hancock qualifying Contract for a New Contract. This means that any Purchase Payments you make to a New Contract, including any additional premium payments after we issue a New Contract, will not be subject to a withdrawal charge.

If you elect not to participate in the John Hancock Exchange Program, you may keep your John Hancock qualifying Contract and continue to make additional premium payments as permitted under the terms of that Contract. If you do, those premiums will be subject to withdrawal charges in accordance with the terms stated in that Contract. We compare the maximum withdrawal charges for John Hancock qualifying Contracts with the waived withdrawal charge under a New Contract in the first table above.

Death Benefit Before the Maturity Date

The death benefit under your John Hancock qualifying Contract:

     - may affect your eligibility to participate in the John Hancock Exchange Program;

     - may provide coverage on one or more persons who are not covered under a New Contract; and

     - may be for amounts or durations that are not the same as the death benefit under a New Contract.

We provide a general summary of these matters in the following sections, but you should review your John Hancock qualifying Contract carefully before you elect to participate in the John Hancock Exchange Program for more specific information applicable to you.

ELIGIBILITY DETERMINATION. The death benefit value under your John Hancock qualifying Contract must be less than or equal to the current surrender value of that Contract for you to participate in the John Hancock Exchange Program. We determine whether your John Hancock qualifying Contract satisfies this eligibility requirement at the end of the last Business Day of each calendar month. If it does, you may elect to participate in the John Hancock Exchange Program, assuming you meet all the other eligibility requirements, during the immediately following calendar month. The death benefit amount under your John Hancock qualifying Contract may increase or decrease, as provided in that Contract, during this election period.

If we approve, you may also elect to participate in the John Hancock Exchange Program if the death benefit value under your John Hancock qualifying Contract is less than or equal to the surrender value of that Contract on a different eligibility determination date, provided you meet all the other eligibility requirements on that date.

COVERED PERSONS. The following table indicates the person(s) who are covered for a minimum guaranteed death benefit before the Maturity Date. This table is only a summary; minimum guaranteed death benefit features may vary by state. You should carefully read the Prospectus for the New Contract, your John Hancock qualifying Contract and the prospectus for your John Hancock qualifying Contract for more information on the terms, limits and conditions applicable to your situation.

            NEW CONTRACT                                                INDEPENDENCE  INDEPENDENCE            REVOLUTION  REVOLUTION
               Venture    ACCOMMODATOR 2000  DECLARATION  INDEPENDENCE    PREFERRED       2000       PATRIOT    ACCESS      VALUE
              Variable         variable        variable     variable      variable      variable    variable   variable    variable
               Annuity         annuity         annuity       annuity       annuity       annuity     annuity    annuity     annuity
            ------------  -----------------  -----------  ------------  ------------  ------------  --------  ----------  ----------
COVERED PERSON FOR MINIMUM GUARANTEED DEATH BENEFIT BEFORE MATURITY DATE:
OWNER:           YES            NO(1)            NO(1)        NO(1)         NO(1)          NO(1)      NO(1)     YES(2)      YES(2)
ANNUITANT:        NO(3)         YES             YES          YES           YES            YES        YES        YES(2)      YES(2)

(1.) Unless you are also the Annuitant, the minimum amount payable upon death of an Owner is not guaranteed and will reflect a Contract's then current account value.

(2) The minimum guaranteed death benefit for Revolution Access and Revolution Value Contracts generally is based on death of the Owner or Annuitant, whichever first occurs. In certain states ( IL & MN), the minimum guaranteed death benefit is based on the Annuitant's life.

(3) There is no minimum guaranteed death benefit applicable to an Annuitant under a New Contract unless the Owner also is the Annuitant.

AMOUNT OF MINIMUM DEATH BENEFIT BEFORE MATURITY DATE. The amount of a minimum guaranteed death benefit may differ between your John Hancock qualifying Contract and any New Contract that we may issue under the John Hancock Exchange Program. The following information provides a general summary and may be subject to specific terms, limits and conditions. You should carefully review the Prospectus for the New Contract, your John Hancock qualifying Contract and the Prospectus for your John Hancock qualifying Contract for more information on the terms, limits and conditions applicable to your situation.

     - NEW CONTRACT (Venture(R) Variable Annuity). The guaranteed minimum death benefit is equal to the greater of (1) the sum of all Purchase Payments less withdrawals, or (2) the current Contract Value.

     - Accommodator 2000 variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) the current Contract Value or
          (2) total premium payments less withdrawals and charges (after anniversary nearest age 65, Contract Value paid only).

     - Declaration variable annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except
          NY) or Purchase Payments less partial withdrawals.

     - Independence variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) Contract Value or (2) total premium payments less withdrawals and charges (after anniversary nearest age 75, Contract Value paid only).

     - Independence Preferred variable annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped-up value as of last 3-year anniversary (stops at anniversary prior to age 81)

     - Independence 2000 variable annuity. The guaranteed minimum death benefit is based on the greatest of: (1) Contract Value (2) total premiums less withdrawals and charges, (3) Stepped-up value as of last 5-year anniversary (stops at anniversary prior to age 81).

     - Patriot variable annuity. The guaranteed minimum death benefit is based on the greater of: accumulated value (adjusted for MVA- except
          NY) or (2) the sum of all Purchase Payments less withdrawals.

     - Revolution Access variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.

     - Revolution Value variable annuity. The guaranteed minimum death benefit is based on the greater of: (1) current Contract Value adjusted by a "market value adjustment" (no adjustment for NY Contracts) or (2) the sum of all Purchase Payments less withdrawals.

Even if the current death benefit value under your John Hancock qualifying Contract is no greater than your Contract's surrender value, you should consider the possibility that that the minimum death benefit under that Contract could increase in the future. You should also review your John Hancock qualifying Contract carefully for the impact of withdrawals on that Contract's guaranteed minimum death benefit. The manner in which we adjust the guaranteed minimum death benefit under a New Contract for withdrawals may differ from that under a John Hancock qualifying Contract. (See the section in the New Contract (Venture(R)) Prospectus entitled "Description of the Contract - Death Benefit During Accumulation Period" for more information about the New Contract.)

Optional Benefit Riders

You may have purchased optional benefit Riders for your John Hancock qualifying Contract that are NOT available with a New Contract. If so, you should review your John Hancock qualifying Contract carefully before electing to participate in the John Hancock Exchange Offer. We summarize some of the features of these optional benefits below, but you should review your Contract carefully for a complete description of the benefits, conditions and limitations applicable to your situation.

THE FOLLOWING OPTIONAL BENEFIT RIDERS ARE NOT AVAILABLE WITH A NEW CONTRACT, AND YOU WILL NO LONGER BE ENTITLED TO THE BENEFIT IF YOU ELECT TO PARTICIPATE IN THE JOHN HANCOCK EXCHANGE OFFER:

     - Accidental Death Benefit Rider to DECLARATION and PATRIOT variable annuity contracts - provides a benefit upon the accidental death of the Annuitant prior to the earlier of the Contract's date of maturity or the Annuitant's 80th birthday. Under this Rider, the Beneficiary will receive an amount equal to the total value of the Contract as of the date of the accident, up to a maximum of $200,000.

     - Nursing Home Waiver to DECLARATION and PATRIOT variable annuity contracts - provides a waiver of the withdrawal charges on any withdrawals, if (a) the Contract Owner becomes confined to a nursing home following a waiting period described in the Rider after the date of issue of the Contract, (b) the Contract Owner remains in the nursing home a continuous period described in the Rider and receives skilled nursing care, (c) the issuing company receives a request for a withdrawal and adequate proof of confinement within the period described in the Rider after discharge from the facility, and (d) the confinement is prescribed by a doctor and medically necessary. The New Contract provides a Nursing Home Waiver as a standard feature, subject to terms and conditions similar to those of this Rider.

     - Enhanced Death Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE variable annuity contracts - provides a guarantee that the death benefit before the Contract's date of maturity will not be less than:
          (a) for Contracts purchased outside New York or Washington states, the amount of each premium accumulated at 5% effective annual interest during the Rider's measuring period (less any partial withdrawals and not including any interest on such amounts after they are withdrawn); or, if greater, (b) the highest total value of the Contract (adjusted by any market value adjustment) as of any anniversary of the Contract during the Rider's measuring period, plus any premium payments since that anniversary, minus any withdrawals since that anniversary. For these purposes, the benefit's "measuring period" includes only those Contract anniversaries that occur (1) before we receive proof of death and (2) before the "measuring life" attains age 81. The Rider's "measuring life" may vary, depending on the Owner and Annuitant, as described in the Rider.

     - Earnings Enhancement Death Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE variable annuity contracts - under this benefit, the death benefit before the Maturity Date may be increased by an earnings enhancement amount that will vary based on the age of the Owners and Annuitants at time of purchase. If all of the Owners and the Annuitant were under age 70 at the time of purchase, the earnings enhancement amount is 40% of the difference between (a) the death benefit and (b) the premiums paid for the Contract, less any withdrawals from the Contract in excess of earnings (including any surrender charges imposed on these withdrawals), subject to a maximum benefit amount described in the Rider. If any of the Owners or the Annuitant was age 70 or older at the time of purchase, the earnings enhancement amount is 25% of the difference between (a) the death benefit and (b) the premiums paid for the Contract, less any withdrawals from the Contract in excess of earnings (including any surrender charges imposed on these withdrawals), subject to a maximum benefit amount described in the Rider.

     - Accumulated Value Enhancement (CareSolutions Plus) Rider* to REVOLUTION ACCESS and REVOLUTION VALUE variable annuity contracts - under this Rider, the issuing company makes a contribution to the total value of the Contract on a monthly basis if the covered person (who must be an Owner and the Annuitant): (a) is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, and (b) is receiving certain qualified services described in the Rider. The specifications page of the Contract shows the amount of the contribution (called the "Monthly Benefit"), and the Rider contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th Contract Year. The specifications page of the Contract also contains a limit on how much the total value of the Contract can be increased by this Rider (the "benefit limit"). The Rider must be in effect for 7 years before any contribution will occur.

     - Guaranteed Retirement Income Benefit Rider to REVOLUTION ACCESS and REVOLUTION VALUE variable annuity contracts - this benefit guarantees a minimum amount that can be applied to a lifetime annuity payment option, subject to the conditions described in the Rider.

     - Waiver of Withdrawal Charge (CARESolutions) Rider* to REVOLUTION VALUE variable annuity contracts - provides a waiver of the withdrawal charges on any withdrawals, if (a) the "covered person" becomes confined to a nursing home beginning at least 30 days after the date of issue of the Contract, (b) the "covered person" remains in the nursing home for at least 90 consecutive days receiving nursing care, and (c) the confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment. In addition, depending on the state, the Rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the Rider. A "covered person" under the Rider includes the Owner and the Owner's spouse, unless the Owner is a trust. If the Owner is a trust, a "covered person" includes the Annuitant and the Annuitant's spouse.

* If you elect to participate in the John Hancock Exchange Program, you will also lose any ancillary benefits, such as access to advice about elder care services and a list of long term care providers in your area.

Annuity Payments

The type and amount of annuity payments available to you under your John Hancock qualifying Contract will differ from that available under the New Contract.

TYPE OF ANNUITY PAYMENT. Both your John Hancock qualifying Contract and the New Contract provide for annuity payments that may be made on a fixed, variable, or combination fixed and variable basis.

Your John Hancock qualifying Contract guarantees that the following Annuity Options will be made available:

     -    Non-refund Life Annuity, and

     - Life Annuity with Payments Guaranteed for 5, 10 or 20 Years (Guaranteed Period is 3 to 30 years for DECLARATION and PATRIOT variable annuity contracts with limitations depending on age of Contract or certificate).

Annuity Options in addition to those that are contractually guaranteed may also be offered under your John Hancock qualifying Contract. You can obtain additional information on any additional Annuity Options currently available under your John Hancock qualifying Contract by calling John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company at the following number: (800) 732-5543.

The New Contract guarantees the following Annuity Options:

     -    Non-refund Life Annuity;

     -    Life Annuity with Payments Guaranteed for 10 Years;

     -    Joint & Survivor Non-refund Life Annuity; and

     -    Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years.

We may also offer Annuity Options from time to time that are in addition to those contractually guaranteed under a New Contract. These additional Annuity Options may differ from the Annuity Options available under your John Hancock qualifying Contract.

AMOUNT OF ANNUITY PAYMENTS. The annuity purchase rates guaranteed in the New Contract differ from the annuity purchase rates contained in the John Hancock qualifying Contracts. This means that even if the total Contract Value applied to the same type of annuity payment option were equal in amount, the initial annuity payment under a New Contract may differ from that under a John Hancock qualifying Contract.

In addition, the "assumed interest rate" used to determine the amount of a Variable Annuity payment under a New Contract differs from the "assumed interest rate" used to determine the amount of a Variable Annuity payment under a John Hancock qualifying Contract, as summarized below:

     PRODUCT NAME              ASSUMED INTEREST RATE
----------------------   --------------------------------
Declaration              3.5% (Where permitted by state,
Patriot                  Annuitant may elect to use 5% or
Revolution Access        6%).
Revolution Value

Accommodator 2000        3.50%
Independence
Independence Preferred
Independence 2000

Venture(R)               3.00%

You should carefully review your John Hancock qualifying Contract and the prospectus for that Contract for additional information on the calculation of annuity payments before you elect to participate in the John Hancock Exchange Program.

We pay compensation at a reduced rate for Contracts issued under the Program.

Broker-dealers sell the Contracts that we will issue under this Program through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors pays ongoing compensation with respect to Contracts issued under the Program (inclusive of wholesaler overrides and expense allowances) at an annual rate of up to 0.6% of the values of the Contract in lieu of any other compensation described in this Prospectus.

Other Matters

There may be differences between a John Hancock qualifying Contract, as amended by tax-qualified retirement plan endorsements, and the New Contracts, as amended by similar Qualified Plan endorsements. If you are using a John Hancock qualifying Contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the John Hancock Exchange program. See also the "VIII. Federal Tax Matters" section of this Prospectus and in the prospectus for your John Hancock qualifying contract.

                        (Page intentionally left blank.)

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. we present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

     -    Venture Contracts (Venture 2006) with no optional benefit Riders;

     - Previously issued Venture Contracts (Ven 24, Ven 22 and Ven 20) with no optional benefit Riders;

     - Venture Contracts (Venture 2006) issued in NY with a Payment Enhancement Rider;

     - Previously issued Venture Contracts (Ven 24) issued in NY with a Payment Enhancement Rider;

     - Venture Contracts (Venture 2006) issued with an Annual Step Death Benefit Rider; and

     - Venture Contracts (Venture 2006) issued in NY with a Payment Enhancement Rider and An Annual Step Death Benefit Rider

Please note that the fees for guaranteed minimum withdrawal benefit Riders are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture New Sales (24, 22, 20 and Venture 2006)

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
               ACCUMULATION UNIT VALUES- VENTURE VARIABLE ANNUITY

                              YEAR       YEAR       YEAR       YEAR        YEAR   YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED       ENDED      ENDED     ENDED       ENDED   ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ----------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year    $ 12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.104653         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   2,920,678         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     302,519         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      12.417864  12.500000         --        --        --       --       --       --       --       --
Value at End of Year        13.039904  12.417864         --        --        --       --       --       --       --       --
Ven 22, 20 No. of Units     5,334,662  2,340,443         --        --        --       --       --       --       --       --
Ven 24 No. of Units           703,819    295,255         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.074270         --         --        --        --       --       --       --       --       --
No. of Units                  122,925         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      12.399892  12.500000         --        --        --       --       --       --       --       --
Value at End of Year        12.975650  12.399892         --        --        --       --       --       --       --       --
No. of Units                  787,772    271,239         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.087295         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     858,785         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      81,908         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.984817         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     106,009         --         --        --        --       --       --       --       --       --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.862693         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   2,853,777         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     257,316         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      19.206559  16.849842  15.269062 12.500000        --       --       --       --       --       --
Value at End of Year        20.766845  19.206559  16.849842 15.269062        --       --       --       --       --       --
Ven 22, 20 No. of Units    16,173,347 15,171,705 11,353,014 1,914,838        --       --       --       --       --       --
Ven 24 No. of Units         1,874,727  1,606,897  1,046,035   284,976        --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.832875         --         --        --        --       --       --       --       --       --
No. of Units                  113,338         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      19.028876  16.752296  15.234022 12.500000        --       --       --       --       --       --
Value at End of Year        20.503034  19.028876  16.752296 15.234022        --       --       --       --       --       --
No. of Units                1,449,360  1,208,296    603,913    60,829        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.845651         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     902,530         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     101,357         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        20.540520         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      54,638         --         --        --        --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED       ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06    12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ----------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year    $ 12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.519391         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   2,666,182         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     252,577         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      17.302782  16.665076  15.387946 12.500000        --       --       --       --       --       --
Value at End of Year        19.557000  17.302782  16.665076 15.387946        --       --       --       --       --       --
Ven 22, 20 No. of Units    13,399,904 12,347,704  9,224,537 1,316,880        --       --       --       --       --       --
Ven 24 No. of Units         1,549,856  1,351,548    739,263   188,796        --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.488057         --         --        --        --       --       --       --       --       --
No. of Units                  106,288         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      17.142690  16.568595  15.352637 12.500000        --       --       --       --       --       --
Value at End of Year        19.308566  17.142690  16.568595 15.352637        --       --       --       --       --       --
No. of Units                1,443,864  1,241,490    601,754    71,293        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.501467         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     817,371         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      89,819         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        19.343844         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      57,831         --         --        --        --       --       --       --       --       --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.246956         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   2,111,439         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     154,671         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      23.037853  19.328401  16.507632 12.500000        --       --       --       --       --       --
Value at End of Year        26.881343  23.037853  19.328401 16.507632        --       --       --       --       --       --
Ven 22, 20 No. of Units     7,449,417  6,681,967  4,198,494   396,104        --       --       --       --       --       --
Ven 24 No. of Units           759,897    628,975    336,815    63,121        --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.216247         --         --        --        --       --       --       --       --       --
No. of Units                   61,403         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      22.824807  19.216554  16.469766 12.500000        --       --       --       --       --       --
Value at End of Year        26.539979  22.824807  19.216554 16.469766        --       --       --       --       --       --
No. of Units                  701,909    600,927    296,847    20,409        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.229400         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     768,897         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      94,957         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        26.588492         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      26,669         --         --        --        --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED       ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ----------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year    $ 12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.197444         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      25,056         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      14.510506  13.965409  13.013611 10.228826 12.500000       --       --       --       --       --
Value at End of Year        15.641889  14.510506  13.965409 13.013611 10.228826       --       --       --       --       --
Ven 22, 20 No. of Units     2,186,132  2,426,185  2,127,087 1,464,888   434,406       --       --       --       --       --
Ven 24 No. of Units           563,575    617,713    441,455   236,960    28,105       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.166852         --         --        --        --       --       --       --       --       --
No. of Units                    1,696         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.327062  13.837048  12.939311 10.206043 12.500000       --       --       --       --       --
Value at End of Year        15.390317  14.327062  13.837048 12.939311 10.206043       --       --       --       --       --
No. of Units                  368,089    397,493    341,742   224,970   114,270       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.179963         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      13,401         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units         204         --         --        --        --       --       --       --       --       --

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.644128         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      27,363         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units         145         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      14.735093  13.141851  12.201755  9.565574 12.500000       --       --       --       --       --
Value at End of Year        14.830680  14.735093  13.141851 12.201755  9.565574       --       --       --       --       --
Ven 22, 20 No. of Units     1,464,036    530,176    495,548   488,134   171,283       --       --       --       --       --
Ven 24 No. of Units           343,262    104,358     97,774    75,332    11,847       --       --       --       --       --
Ven 22, 20 No. of Units            --  1,462,644         --        --        --       --       --       --       --       --
Ven 24 No. of Units                --      1,392         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.548803  13.021044  12.132085  9.544262 12.500000       --       --       --       --       --
Value at End of Year        14.592150  14.548803  13.021044 12.132085  9.544262       --       --       --       --       --
No. of Units                  231,822     53,271     46,250    44,089    26,055       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        12.627361         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      13,681         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units       1,301         --         --        --        --       --       --       --       --       --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.736312         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      40,767         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units         723         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      14.829719  13.768228  12.500000        --        --       --       --       --       --       --
Value at End of Year        16.939814  14.829719  13.768228        --        --       --       --       --       --       --
Ven 22, 20 No. of Units       656,894    343,944    195,690        --        --       --       --       --       --       --
Ven 24 No. of Units            22,341      9,440      6,324        --        --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.704490         --         --        --        --       --       --       --       --       --
No. of Units                    1,487         --         --        --        --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year    $14.743839 $13.736322 $ 1.500000        --        --    --       --       --       --       --
Value at End of Year       16.783055  14.743839  13.736322        --        --    --       --       --       --       --
No. of Units                  53,842     27,406      7,505        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.718115         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      8,158         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      1,154         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       16.805360         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units        283         --         --        --        --    --       --       --       --       --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.421012         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     14,013         --         --        --        --    --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     14.684818  14.078764  12.500000        --        --    --       --       --       --       --
Value at End of Year       15.418698  14.684818  14.078764        --        --    --       --       --       --       --
Ven 22, 20 No. of Units      955,476    942,809    450,684        --        --    --       --       --       --       --
Ven 24 No. of Units          186,501    159,623     55,365        --        --    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.389902         --         --        --        --    --       --       --       --       --
No. of Units                     104         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year    14.599758   14.046138  12.500000        --        --    --       --       --       --       --
Value at End of Year      15.275960   14.599758  14.046138        --        --    --       --       --       --       --
No. of Units                 82,006      68,485     34,607        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.403216         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      9,117         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       15.296266         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units        373         --         --        --        --    --       --       --       --       --

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.771813         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    121,397         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      9,075         --         --        --        --    --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     14.906785  14.574243  12.896314 10.428974 12.500000    --       --       --       --       --
Value at End of Year       17.458263  14.906785  14.574243 12.896314 10.428974    --       --       --       --       --
Ven 22, 20 No. of Units    3,176,778  3,409,793  3,133,404 2,265,670   755,595    --       --       --       --       --
Ven 24 No. of Units          841,497    854,852    694,773   430,625    94,077    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.739902         --         --        --        --    --       --       --       --       --
No. of Units                   7,023         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     14.718317  14.440278  12.822685 10.405752 12.500000    --       --       --       --       --
Value at End of Year       17.177495  14.718317  14.440278 12.822685 10.405752    --       --       --       --       --
No. of Units                 572,491    588,478    543,232   422,296   208,253    --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year    $12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.753568         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     53,618         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      5,618         --         --        --        --    --       --       --       --       --

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       14.421130         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     27,178         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      3,941         --         --        --        --    --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     15.824584  14.638053  13.484576 10.250809 12.500000    --       --       --       --       --
Value at End of Year       19.158558  15.824584  14.638053 13.484576 10.250809    --       --       --       --       --
Ven 22, 20 No. of Units      590,069    550,055    560,302   458,935   140,405    --       --       --       --       --
Ven 24 No. of Units          101,990    101,634    101,308    68,399     5,638    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       14.387732         --         --        --        --    --       --       --       --       --
No. of Units                   7,082         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     15.624517  14.503495  13.407583 10.227986 12.500000    --       --       --       --       --
Value at End of Year       18.850460  15.624517  14.503495 13.407583 10.227986    --       --       --       --       --
No. of Units                  68,673     62,037     69,672    56,204    28,212    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       14.402026         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     20,886         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units        741         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       18.894186         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      1,101         --         --        --        --    --       --       --       --       --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.634997         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    874,971         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     22,139         --         --        --        --    --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     15.909335  14.841649  13.505688 10.570024 12.500000    --       --       --       --       --
Value at End of Year       17.922699  15.909335  14.841649 13.505688 10.570024    --       --       --       --       --
Ven 22, 20 No. of Units    3,280,406  2,868,900  2,054,168 1,347,482   419,804    --       --       --       --       --
Ven 24 No. of Units          622,613    531,230    437,675   282,797    87,372    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.603394         --         --        --        --    --       --       --       --       --
No. of Units                   3,990         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     15.708228  14.705246  13.428610 10.546509 12.500000    --       --       --       --       --
Value at End of Year       17.634502  15.708228  14.705246 13.428610 10.546509    --       --       --       --       --
No. of Units                 443,412    429,488    385,620   222,592    99,581    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.616927         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    391,049         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     66,916         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       17.675396         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      4,879         --         --        --        --    --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                            ENDED      ENDED      ENDED      ENDED     ENDED     ENDED    ENDED    ENDED    ENDED   ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year    $12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.316577         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    640,756         --         --        --        --    --       --       --       --       --

Venture 2006 No. of Units     15,679         --         --        --        --    --       --       --       --       --
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     14.685735  14.057979  12.669816 10.159257 12.500000    --       --       --       --       --
Value at End of Year       16.405210  14.685735  14.057979 12.669816 10.159257    --       --       --       --       --
Ven 22, 20 No. of Units    1,645,204  1,361,652    573,222   231,726    25,179    --       --       --       --       --
Ven 24 No. of Units          251,316    133,595     56,574    16,384     2,183    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.285710         --         --        --        --    --       --       --       --       --
No. of Units                   2,739         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     14.500051  13.928749  12.597473 10.136635 12.500000    --       --       --       --       --
Value at End of Year       16.141369  14.500051  13.928749 12.597473 10.136635    --       --       --       --       --
No. of Units                 139,185    117,941     90,608    20,881    11,718    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       13.298938         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    256,001         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     49,765         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       16.178779         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      3,942         --         --        --        --    --       --       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       12.686593         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    547,568         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     14,348         --         --        --        --    --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     16.250949  17.654114  16.265672 14.322611 12.500000    --       --       --       --       --
Value at End of Year       16.837870  16.250949  17.654114 16.265672 14.322611    --       --       --       --       --
Ven 22, 20 No. of Units    1,825,220  1,550,136  1,085,071   594,712   154,273    --       --       --       --       --
Ven 24 No. of Units          257,709    191,875    142,486   102,131    17,778    --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       12.657184         --         --        --        --    --       --       --       --       --
No. of Units                   3,668         --         --        --        --    --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     16.045535  17.491941  16.172895 14.290823 12.500000    --       --       --       --       --
Value at End of Year       16.567109  16.045535  17.491941 16.172895 14.290823    --       --       --       --       --
No. of Units                 224,426    210,680    177,235   126,576    73,987    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       12.669780         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units    227,474         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units     41,620         --         --        --        --    --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --        --        --    --       --       --       --       --
Value at End of Year       16.605512         --         --        --        --    --       --       --       --       --
Venture 2006 No. of Units      3,333         --         --        --        --    --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.395016         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      21,519         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       4,808         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      17.928360  16.170972  14.254961  10.636160  12.500000       --       --       --       --       --
Value at End of Year        19.123701  17.928360  16.170972  14.254961  10.636160       --       --       --       --       --
Ven 22, 20 No. of Units       894,413    937,529    997,397    717,698    167,483       --       --       --       --       --
Ven 24 No. of Units           166,848    155,541    154,419     81,653      8,334       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.363967         --         --         --         --       --       --       --       --       --
No. of Units                    2,854         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      17.701664  16.022313  14.173571  10.612467  12.500000       --       --       --       --       --
Value at End of Year        18.816077  17.701664  16.022313  14.173571  10.612467       --       --       --       --       --
No. of Units                   84,331     86,059     93,780     65,279     33,548       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.377272         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      22,924         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units         166         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        18.859710         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       1,006         --         --         --         --       --       --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.273444         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      31,537         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      16.028671  15.695609  14.359708  11.724791  12.500000       --       --       --       --       --
Value at End of Year        17.424678  16.028671  15.695609  14.359708  11.724791       --       --       --       --       --
Ven 22, 20 No. of Units       957,806  1,012,355  1,166,184    959,895    146,256       --       --       --       --       --
Ven 24 No. of Units           143,870    163,667    164,206    135,938     16,234       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.242686         --         --         --         --       --       --       --       --       --
No. of Units                    1,413         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      15.826048  15.551396  14.277775  11.698735  12.500000       --       --       --       --       --
Value at End of Year        17.144483  15.826048  15.551396  14.277775  11.698735       --       --       --       --       --
No. of Units                  337,634    356,539    386,544    401,907     43,415       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.255866         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      18,011         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        17.184243         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units         111         --         --         --         --       --       --       --       --       --

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        12.999381         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      18,146         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       1,384         --         --         --         --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     $14.823731 $14.318484 $13.518115 $10.855096 $12.500000       --       --       --       --       --
Value at End of Year        15.848853  14.823731  14.318484  13.518115  10.855096       --       --       --       --       --
Ven 22, 20 No. of Units     1,264,132  1,411,709  1,611,555  1,122,179    307,039       --       --       --       --       --
Ven 24 No. of Units           229,820    232,914    227,133    151,378     21,089       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        12.969254         --         --         --         --       --       --       --       --       --
No. of Units                    1,912         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.636323  14.186875  13.440953  10.830938  12.500000       --       --       --       --       --
Value at End of Year        15.593967  14.636323  14.186875  13.440953  10.830938       --       --       --       --       --
No. of Units                  136,237    148,866    155,735    101,086     42,937       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        12.982154         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      14,667         --         --         --         --       --       --       --       --       --

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.236927         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     998,348         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      41,787         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.521032         --         --         --         --       --       --       --       --       --
Ven 22, 20 No. of Units       222,377         --         --         --         --       --       --       --       --       --
Ven 24 No. of Units            81,982         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.206234         --         --         --         --       --       --       --       --       --
No. of Units                   23,088         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.479737         --         --         --         --       --       --       --       --       --
No. of Units                   49,759         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.219378         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     187,147         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      96,196         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.485621         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      81,623         --         --         --         --       --       --       --       --       --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.352482         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      54,840         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units         215         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      16.159479  14.162481  12.450972   9.693467  12.500000       --       --       --       --       --
Value at End of Year        19.858405  16.159479  14.162481  12.450972   9.693467       --       --       --       --       --
Ven 22, 20 No. of Units       397,234    347,173    306,708    253,182    141,371       --       --       --       --       --
Ven 24 No. of Units            51,083     43,542     37,104    115,127     14,269       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.321517         --         --         --         --       --       --       --       --       --
No. of Units                    3,240         --         --         --         --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                           ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year     $15.955163 $14.032279 $12.379856 $ 9.671864 $12.500000       --       --       --       --       --
Value at End of Year        19.539027  15.955163  14.032279  12.379856   9.671864       --       --       --       --       --
No. of Units                   31,568     23,870     18,256     16,480     12,367       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.334784         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       8,742         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        19.584336         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       1,950         --         --         --         --       --       --       --       --       --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.345083         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      85,722         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units         550         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      15.366928  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        18.776059  15.366928         --         --         --       --       --       --       --       --
Ven 22, 20 No. of Units       715,353    225,062         --         --         --       --       --       --       --       --
Ven 24 No. of Units            61,858     26,672         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.314140         --         --         --         --       --       --       --       --       --
No. of Units                      674         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      15.331369  12.500000         --         --         --       --       --       --       --       --
Value at End of Year        18.667360  15.331369         --         --         --       --       --       --       --       --
No. of Units                   27,573        745         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.327395         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      20,875         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       1,220         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        18.682835         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       4,067         --         --         --         --       --       --       --       --       --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.612533         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      43,409         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units       5,907         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      19.483328  17.981703  15.087440   9.888129  12.500000       --       --       --       --       --
Value at End of Year        24.506885  19.483328  17.981703  15.087440   9.888129       --       --       --       --       --
Ven 22, 20 No. of Units       542,985    497,180    402,232    260,105     58,684       --       --       --       --       --
Ven 24 No. of Units            98,226     84,945     81,455     54,188      4,073       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year        13.580967         --         --         --         --       --       --       --       --       --
No. of Units                    5,175         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      19.237114  17.816506  15.001355   9.866121  12.500000       --       --       --       --       --
Value at End of Year        24.112910  19.237114  17.816506  15.001355   9.866121       --       --       --       --       --
No. of Units                   74,766     64,292     56,129     31,044      4,421       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR        YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                            12/31/06    12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                           ----------  ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     $12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        13.594482         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      15,028         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         431         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        24.168787         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         720         --         --         --         --        --        --        --        --        --

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        14.133263         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      90,118         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      11,494         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      18.169409  16.702962  13.955892   9.792779  12.500000        --        --        --        --        --
Value at End of Year        23.162256  18.169409  16.702962  13.955892   9.792779        --        --        --        --        --
Ven 22, 20 No. of Units     2,167,099  2,256,168  1,700,324  1,148,752    327,703        --        --        --        --        --
Ven 24 No. of Units           409,176    405,505    307,005    208,885     56,165        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        14.100494         --         --         --         --        --        --        --        --        --
No. of Units                   10,629         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      17.939725  16.549456  13.876213   9.770965  12.500000        --        --        --        --        --
Value at End of Year        22.789826  17.939725  16.549456  13.876213   9.770965        --        --        --        --        --
No. of Units                  238,496    224,574    165,748    122,136     40,129        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        22.842673         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         126         --         --         --         --        --        --        --        --        --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        13.020306         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units     617,566         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      38,310         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      14.661107  14.572100  14.121535  13.354011  12.500000        --        --        --        --        --
Value at End of Year        14.943667  14.661107  14.572100  14.121535  13.354011        --        --        --        --        --
Ven 22, 20 No. of Units     1,534,794  1,084,887    576,334    550,260    210,622        --        --        --        --        --
Ven 24 No. of Units           434,318    265,303    133,222    125,177     36,633        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.990125         --         --         --         --        --        --        --        --        --
No. of Units                   22,535         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.475739  14.438164  14.040925  13.324346  12.500000        --        --        --        --        --
Value at End of Year        14.703313  14.475739  14.438164  14.040925  13.324346        --        --        --        --        --
No. of Units                  325,099    310,169    233,080    224,879    127,399        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        13.003047         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units     123,066         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      43,220         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        14.737426         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       8,702         --         --         --         --        --        --        --        --        --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR        YEAR        YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED       ENDED       ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06    12/31/05   12/31/04    12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ----------- ----------- ---------- ---------- -------- -------- -------- -------- --------
LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited
5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            -- $ 13.055022 $ 12.490048 $10.113484 $12.500000       --       --       --       --       --
Value at End of Year              --   12.870885   13.055022  12.490048  10.113484       --       --       --       --       --
Ven 22, 20 No. of Units           --   1,184,972   1,276,080  1,121,818    439,093       --       --       --       --       --
Ven 24 No. of Units               --     322,512     315,848    233,752     48,413       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --   12.935008   12.418740  10.090965  12.500000       --       --       --       --       --
Value at End of Year              --   12.708135   12.935008  12.418740  10.090965       --       --       --       --       --
No. of Units                      --     214,438     236,349    165,759     54,024       --       --       --       --       --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       13.068953          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units    200,511          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units     15,688          --          --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     16.626757   15.262264   13.336456  10.024515  12.500000       --       --       --       --       --
Value at End of Year       18.886920   16.626757   15.262264  13.336456  10.024515       --       --       --       --       --
Ven 22, 20 No. of Units    4,110,618   4,021,218   3,831,855  2,291,567    284,449       --       --       --       --       --
Ven 24 No. of Units        1,511,892   1,639,027   1,526,685  1,018,451     65,066       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       13.038651          --          --         --         --       --       --       --       --       --
No. of Units                   5,595          --          --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     16.416565   15.121981   13.260309  10.002183  12.500000       --       --       --       --       --
Value at End of Year       18.583189   16.416565   15.121981  13.260309  10.002183       --       --       --       --       --
No. of Units                 120,648     120,610      82,224     66,101     20,954       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       13.051625          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units     85,590          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units     13,287          --          --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       18.626277          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units        464          --          --         --         --       --       --       --       --       --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       13.278952          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units 18,261,108          --          --         --         --       --       --       --       --       --
Venture 2006 No. of Units  1,465,042          --          --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     16.350534   15.523970   13.881850  11.355046  12.500000       --       --       --       --       --
Value at End of Year       18.140210   16.350534   15.523970  13.881850  11.355046       --       --       --       --       --
Ven 22, 20 No. of Units   59,035,877  47,067,798  21,274,356  8,795,621  1,673,543       --       --       --       --       --
Ven 24 No. of Units        9,095,173   6,789,022   3,138,217  1,464,815    168,815       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000          --          --         --         --       --       --       --       --       --
Value at End of Year       13.248170          --          --         --         --       --       --       --       --       --
No. of Units                 933,271          --          --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     16.143848   15.381311   13.802621  11.329788  12.500000       --       --       --       --       --
Value at End of Year       17.848505   16.143848   15.381311  13.802621  11.329788       --       --       --       --       --
No. of Units               7,069,603   5,596,897   2,818,382  1,308,590    486,764       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED       ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            12/31/06   12/31/05   12/31/04   12/31/03  12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ----------- ---------- ---------- --------- --------- -------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year    $ 12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.261356         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   6,682,623         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     805,122         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        17.889904         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     279,112         --         --        --        --       --       --       --       --       --

LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.185233         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     645,246         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      41,530         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      14.908806  14.705811  13.744148 12.494725 12.500000       --       --       --       --       --
Value at End of Year        15.896824  14.908806  14.705811 13.744148 12.494725       --       --       --       --       --
Ven 22, 20 No. of Units     4,102,455  3,927,264  2,481,748 1,186,682   231,425       --       --       --       --       --
Ven 24 No. of Units           682,964    675,807    437,942   248,031    54,752       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.154675         --         --        --        --       --       --       --       --       --
No. of Units                  105,570         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.720320  14.570649  13.665685 12.466950 12.500000       --       --       --       --       --
Value at End of Year        15.641174  14.720320  14.570649 13.665685 12.466950       --       --       --       --       --
No. of Units                1,841,864  1,660,515  1,274,739   876,165   237,071       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.167768         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units     219,305         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units      21,842         --         --        --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        15.677437         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units       9,946         --         --        --        --       --       --       --       --       --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.147505         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units  35,604,528         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   2,090,157         --         --        --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      16.494795  15.414851  13.641026 10.686894 12.500000       --       --       --       --       --
Value at End of Year        18.426442  16.494795  15.414851 13.641026 10.686894       --       --       --       --       --
Ven 22, 20 No. of Units    78,177,429 57,715,424 25,756,026 9,665,980 1,216,088       --       --       --       --       --
Ven 24 No. of Units        10,321,452  7,371,520  3,646,037 1,420,710    49,114       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.117026         --         --        --        --       --       --       --       --       --
No. of Units                  662,732         --         --        --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      16.286288  15.273191  13.563170 10.663111 12.500000       --       --       --       --       --
Value at End of Year        18.130144  16.286288  15.273191 13.563170 10.663111       --       --       --       --       --
No. of Units                5,410,470  3,920,256  1,911,377   550,860   324,491       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --        --        --       --       --       --       --       --
Value at End of Year        13.130087         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units  13,599,045         --         --        --        --       --       --       --       --       --
Venture 2006 No. of Units   1,019,326         --         --        --        --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year    $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       18.172203         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    308,193         --         --         --         --       --       --       --       --       --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.216007         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units  2,580,766         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    220,356         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     15.540460  15.152916  13.839140  11.910967  12.500000       --       --       --       --       --
Value at End of Year       16.885197  15.540460  15.152916  13.839140  11.910967       --       --       --       --       --
Ven 22, 20 No. of Units   13,031,345 11,713,806  6,406,128  2,725,735    613,785       --       --       --       --       --
Ven 24 No. of Units        2,485,765  2,110,909  1,004,128    499,426     81,435       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.185374         --         --         --         --       --       --       --       --       --
No. of Units                 136,410         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     15.344003  15.013674  13.760160  11.884486  12.500000       --       --       --       --       --
Value at End of Year       16.613664  15.344003  15.013674  13.760160  11.884486       --       --       --       --       --
No. of Units               2,907,797  2,416,959  1,643,348    801,726    214,108       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.198496         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units  1,317,391         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    165,482         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       16.652186         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    102,114         --         --         --         --       --       --       --       --       --

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            --  17.061458  15.160007  12.500000         --       --       --       --       --       --
Value at End of Year              --  17.815897  17.061458  15.160007         --       --       --       --       --       --
Ven 22, 20 No. of Units           --    738,636    792,390    126,497         --       --       --       --       --       --
Ven 24 No. of Units               --     69,163     82,249     48,270         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --  16.962682  15.125220  12.500000         --       --       --       --       --       --
Value at End of Year              --  17.651047  16.962682  15.125220         --       --       --       --       --       --
No. of Units                      --     30,712     31,043     10,337         --       --       --       --       --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.708119         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     19,590         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      2,511         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     16.672804  15.123806  13.262268  10.012615  12.500000       --       --       --       --       --
Value at End of Year       17.994292  16.672804  15.123806  13.262268  10.012615       --       --       --       --       --
Ven 22, 20 No. of Units      774,328    542,656    553,730    445,990    140,096       --       --       --       --       --
Ven 24 No. of Units          201,859    158,796    149,867     90,131     35,062       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.699107         --         --         --         --       --       --       --       --       --
No. of Units                   2,424         --         --         --         --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year    $16.462022 $14.984785 $13.186545 $ 9.990307 $12.500000       --       --       --       --       --
Value at End of Year       17.704889  16.462022  14.984785  13.186545   9.990307       --       --       --       --       --
No. of Units                 113,937     83,936     78,335     67,111     26,727       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.702970         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     30,993         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      7,639         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       17.745959         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        267         --         --         --         --       --       --       --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.816457         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     65,100         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      8,153         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     18.719279  16.589409  14.167455  10.119925  12.500000       --       --       --       --       --
Value at End of Year       20.915952  18.719279  16.589409  14.167455  10.119925       --       --       --       --       --
Ven 22, 20 No. of Units    1,681,320  1,697,798  1,230,457    927,286    151,075       --       --       --       --       --
Ven 24 No. of Units          480,630    502,398    348,792    200,488     33,898       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.786728         --         --         --         --       --       --       --       --       --
No. of Units                   2,894         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     18.482630  16.436929  14.086575  10.097385  12.500000       --       --       --       --       --
Value at End of Year       20.579558  18.482630  16.436929  14.086575  10.097385       --       --       --       --       --
No. of Units                 228,135    216,605    166,957    102,097     47,469       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.799463         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     42,972         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      3,683         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       20.627270         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        418         --         --         --         --       --       --       --       --       --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.772160         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    795,970         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     41,156         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     12.365250  12.238349  12.336529  12.462854  12.500000       --       --       --       --       --
Value at End of Year       12.709948  12.365250  12.238349  12.336529  12.462854       --       --       --       --       --
Ven 22, 20 No. of Units    2,681,631  2,301,410  1,923,372  1,909,532    985,880       --       --       --       --       --
Ven 24 No. of Units          658,888    328,203    504,623    344,157    200,546       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --       --         --       --       --       --       --
Value at End of Year       12.742554         --         --         --       --         --       --       --       --       --
No. of Units                  30,165         --         --         --       --         --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     12.208916  12.125860  12.266109  12.435154  12.500000       --       --       --       --       --
Value at End of Year       12.505535  12.208916  12.125860  12.266109  12.435154       --       --       --       --       --
No. of Units                 674,994    769,100    601,362    644,149    565,393       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year    $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.755236         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units    163,023         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      6,603         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.534527         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     10,901         --         --         --         --       --       --       --       --       --

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.342385         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     60,990         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      7,082         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     31.464940  21.791715  17.815615  12.500000         --       --       --       --       --       --
Value at End of Year       37.865344  31.464940  21.791715  17.815615         --       --       --       --       --       --
Ven 22, 20 No. of Units    1,915,097  2,011,774  1,249,132    108,007         --       --       --       --       --       --
Ven 24 No. of Units          128,722    119,033     86,284     27,084         --       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.313726         --         --         --         --       --       --       --       --       --
No. of Units                   6,658         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     31.174124  21.665649  17.774754  12.500000         --       --       --       --       --       --
Value at End of Year       37.384678  31.174124  21.665649  17.774754         --       --       --       --       --       --
No. of Units                  86,149     95,896     40,413     10,561         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.325995         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     65,868         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      1,476         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       37.452987         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      1,375         --         --         --         --       --       --       --       --       --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.272678         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     24,835         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        250         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     19.596972  15.844454  13.757335   9.928205  12.500000       --       --       --       --       --
Value at End of Year       21.435435  19.596972  15.844454  13.757335   9.928205       --       --       --       --       --
Ven 22, 20 No. of Units      309,641    392,645    267,792    150,626     33,217       --       --       --       --       --
Ven 24 No. of Units           60,453     81,895     44,535     25,847        484       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.244203         --         --         --         --       --       --       --       --       --
No. of Units                   2,850         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     19.349286  15.698845  13.678796   9.906070  12.500000       --       --       --       --       --
Value at End of Year       21.090748  19.349286  15.698845  13.678796   9.906070       --       --       --       --       --
No. of Units                  38,522     44,577     25,703     28,878      5,834       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.256397         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      7,357         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        833         --         --         --         --       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR        YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                            12/31/06    12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                           ----------  ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     $12.500000        --          --         --         --        --        --        --        --        --
Value at End of Year        21.139640        --          --         --         --        --        --        --        --        --
Venture 2006 No. of Units         726        --          --         --         --        --        --        --        --        --

REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000        --          --         --         --        --        --        --        --        --
Value at End of Year        15.685638        --          --         --         --        --        --        --        --        --
Venture 2006 No. of Units      62,641        --          --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,008        --          --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      23.214970  21.084054  16.226962  11.844201  12.500000        --        --        --        --        --
Value at End of Year        31.551808  23.214970  21.084054  16.226962  11.844201        --        --        --        --        --
Ven 22, 20 No. of Units       987,817    969,057  1,040,281    745,046    239,162        --        --        --        --        --
Ven 24 No. of Units           140,669    151,333    155,993     83,942     33,209        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        15.649347         --         --         --         --        --        --        --        --        --
No. of Units                   11,912         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      22.921571  20.890350  16.134374  11.817865  12.500000        --        --        --        --        --
Value at End of Year        31.044639  22.921571  20.890350  16.134374  11.817865        --        --        --        --        --
No. of Units                  177,935    184,545    164,568    143,081     81,806        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        15.664877         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      65,267         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,317         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        31.116602         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,184         --         --         --         --        --        --        --        --        --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.661329         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      18,086         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,875         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      13.785203  13.728514  13.813745   9.310073  12.500000        --        --        --        --        --
Value at End of Year        14.324780  13.785203  13.728514  13.813745   9.310073        --        --        --        --        --
Ven 22, 20 No. of Units     1,027,513  1,001,616  1,058,705    842,112    162,821        --        --        --        --        --
Ven 24 No. of Units           189,106    187,671    192,794    130,488      6,103        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.631982         --         --         --         --        --        --        --        --        --
No. of Units                       37         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      13.610927  13.602330  13.734908   9.289319  12.500000        --        --        --        --        --
Value at End of Year        14.094385  13.610927  13.602330  13.734908   9.289319        --        --        --        --        --
No. of Units                   77,237     80,587    144,456     74,189     25,846        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.644548         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      11,725         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        14.127066         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         135         --         --         --         --        --        --        --        --        --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR        YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                            12/31/06    12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                           ----------  ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------
SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     $12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.415769         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      32,696         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         233         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      15.826987  12.500000         --         --         --        --        --        --        --        --
Value at End of Year        17.669995  15.826987         --         --         --        --        --        --        --        --
Ven 22, 20 No. of Units       529,795    443,927         --         --         --        --        --        --        --        --
Ven 24 No. of Units            20,463      7,636         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.386972         --         --         --         --        --        --        --        --        --
No. of Units                       64         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      15.790370  12.500000         --         --         --        --        --        --        --        --
Value at End of Year        17.567684  15.790370         --         --         --        --        --        --        --        --
No. of Units                   19,352      8,107         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.399308         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      41,798         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        17.582246         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,888         --         --         --         --        --        --        --        --        --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.258461         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      24,645         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         550         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      22.741820  21.430956  17.320262  12.500000         --        --        --        --        --        --
Value at End of Year        24.711987  22.741820  21.430956  17.320262         --        --        --        --        --        --
Ven 22, 20 No. of Units       582,027    638,341    419,738     51,352         --        --        --        --        --        --
Ven 24 No. of Units           169,464    167,805     59,686     28,866         --        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.230030         --         --         --         --        --        --        --        --        --
No. of Units                    1,063         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      22.531494  21.306957  17.280544  12.500000         --        --        --        --        --        --
Value at End of Year        24.398109  22.531494  21.306957  17.280544         --        --        --        --        --        --
No. of Units                   43,599     52,690     19,905        669         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        12.242207         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      13,445         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         636         --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        24.442703         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units          78         --         --         --         --        --        --        --        --        --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year        13.599148         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      27,797         --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         871         --         --         --         --        --        --        --        --        --

Venture New Sales (24, 22, 20 and Venture 2006)

                              YEAR        YEAR        YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED       ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                            12/31/06    12/31/05    12/31/04   12/31/03   12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                           ----------  ----------  ---------  ---------  ---------  --------  --------  --------  --------  --------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     $14.257858  $12.500000         --         --         --        --        --        --        --        --
Value at End of Year        16.736198   14.257858         --         --         --        --        --        --        --        --
Ven 22, 20 No. of Units     1,409,877     889,555         --         --         --        --        --        --        --        --
Ven 24 No. of Units            28,700      14,218         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        13.567625          --         --         --         --        --        --        --        --        --
No. of Units                    3,185          --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      14.224850   12.500000         --         --         --        --        --        --        --        --
Value at End of Year        16.639285   14.224850         --         --         --        --        --        --        --        --
No. of Units                   33,045      21,703         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        13.581121          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      21,685          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       2,136          --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        16.653108          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         172          --         --         --         --        --        --        --        --        --

SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        12.525900          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      53,536          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       4,243          --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      17.480162   16.599933  13.474224  10.230293  12.500000        --        --        --        --        --
Value at End of Year        19.859207   17.480162  16.599933  13.474224  10.230293        --        --        --        --        --
Ven 22, 20 No. of Units     1,752,314   1,876,146  1,948,372  1,446,530    532,477        --        --        --        --        --
Ven 24 No. of Units           377,309     402,190    369,021    239,594     58,245        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        12.496850          --         --         --         --        --        --        --        --        --
No. of Units                    5,059          --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      17.259237   16.447403  13.397323  10.207514  12.500000        --        --        --        --        --
Value at End of Year        19.539902   17.259237  16.447403  13.397323  10.207514        --        --        --        --        --
No. of Units                  349,994     366,916    356,744    307,326    140,797        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        12.509288          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      35,728          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units       6,354          --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        19.585209          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         146          --         --         --         --        --        --        --        --        --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year        13.303025          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units      12,290          --         --         --         --        --        --        --        --        --
Venture 2006 No. of Units         136          --         --         --         --        --        --        --        --        --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year    $15.399769 $15.244309 $14.530751 $13.048941 $12.500000       --       --       --       --       --
Value at End of Year       16.228562  15.399769  15.244309  14.530751  13.048941       --       --       --       --       --
Ven 22, 20 No. of Units    1,157,200  1,204,561    841,722    437,824     76,953       --       --       --       --       --
Ven 24 No. of Units          306,383    301,634    170,157     73,615      9,379       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.272209         --         --         --         --       --       --       --       --       --
No. of Units                   2,513         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     15.205102  15.104238  14.447843  13.019956  12.500000       --       --       --       --       --
Value at End of Year       15.967600  15.205102  15.104238  14.447843  13.019956       --       --       --       --       --
No. of Units                 268,083    253,637    209,391    182,221     86,329       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.285405         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     11,126         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        667         --         --         --         --       --       --       --       --       --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.930142         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     97,826         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      3,004         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     14.364766  14.246371  13.797961  13.342328  12.500000       --       --       --       --       --
Value at End of Year       14.649878  14.364766  14.246371  13.797961  13.342328       --       --       --       --       --
Ven 22, 20 No. of Units    2,749,259  2,856,699  2,851,285  2,591,227    864,791       --       --       --       --       --
Ven 24 No. of Units          814,856    852,979    836,724    772,467    236,863       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.900181         --         --         --         --       --       --       --       --       --
No. of Units                   3,612         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     14.183124  14.115409  13.719187  13.312683  12.500000       --       --       --       --       --
Value at End of Year       14.414224  14.183124  14.115409  13.719187  13.312683       --       --       --       --       --
No. of Units                 656,118    852,235    910,466    961,422    584,424       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.913014         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     31,098         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      4,638         --         --         --         --       --       --       --       --       --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.001287         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      8,768         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     13.324693  13.318387  13.151983  13.128409  12.500000       --       --       --       --       --
Value at End of Year       13.690464  13.324693  13.318387  13.151983  13.128409       --       --       --       --       --
Ven 22, 20 No. of Units      880,139    948,394  1,025,660  1,110,845    533,053       --       --       --       --       --
Ven 24 No. of Units          167,526    177,205    212,984    197,111     52,169       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.971151         --         --         --         --       --       --       --       --       --
No. of Units                   1,802         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     13.156206  13.195972  13.076906  13.099241  12.500000       --       --       --       --       --
Value at End of Year       13.470255  13.156206  13.195972  13.076906  13.099241       --       --       --       --       --
No. of Units                 464,919    543,231    542,712    629,036    293,643       --       --       --       --       --

Venture New Sales (24, 22, 20 and Venture 2006)

                             YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                           12/31/06   12/31/05   12/31/04   12/31/03   12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                          ---------- ---------- ---------- ---------- ---------- -------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year    $12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.984055         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     23,304         --         --         --         --       --       --       --       --       --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --        --          --       --       --       --       --       --
Value at End of Year       12.924927         --         --        --          --       --       --       --       --       --
Venture 2006 No. of Units     20,149         --         --        --          --       --       --       --       --       --
Venture 2006 No. of Units        681         --         --        --          --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     15.001462  14.388284  13.372967   9.921762  12.500000       --       --       --       --       --
Value at End of Year       16.325528  15.001462  14.388284  13.372967   9.921762       --       --       --       --       --
Ven 22, 20 No. of Units    1,220,700  1,378,444  1,467,955  1,139,159    416,246       --       --       --       --       --
Ven 24 No. of Units          236,363    233,145    244,939    128,788     38,532       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.894968         --         --         --         --       --       --       --       --       --
No. of Units                     485         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     14.811805  14.256031  13.296623   9.899663  12.500000       --       --       --       --       --
Value at End of Year       16.062972  14.811805  14.256031  13.296623   9.899663       --       --       --       --       --
No. of Units                 215,208    223,068    234,116    165,759     78,162       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       12.907798         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     17,934         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       16.100219         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      1,012         --         --         --         --       --       --       --       --       --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.648004         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     24,355         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units      3,898         --         --         --         --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     16.343941  14.751510  13.004372   9.514740  12.500000       --       --       --       --       --
Value at End of Year       19.469199  16.343941  14.751510  13.004372   9.514740       --       --       --       --       --
Ven 22, 20 No. of Units      539,785    469,625    550,507    353,383    142,517       --       --       --       --       --
Ven 24 No. of Units           69,861     66,996     57,984     35,681      3,908       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.616383         --         --         --         --       --       --       --       --       --
No. of Units                   2,153         --         --         --         --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     16.137336  14.615931  12.930141   9.493546  12.500000       --       --       --       --       --
Value at End of Year       19.156131  16.137336  14.615931  12.930141   9.493546       --       --       --       --       --
No. of Units                  83,578     83,629     80,202     58,326     22,239       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       13.629932         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units     17,895         --         --         --         --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year     12.500000         --         --         --         --       --       --       --       --       --
Value at End of Year       19.200557         --         --         --         --       --       --       --       --       --
Venture 2006 No. of Units        248         --         --         --         --       --       --       --       --       --

                                    VERSION B
                           (Venture Variable Annuity)
                                (prior contracts)

                                                    Prospectus dated May 1, 2007



                                     (LOGO)



                           Venture(R) Variable Annuity
                           PREVIOUSLY ISSUED CONTRACTS



This Prospectus describes interests in VENTURE(R) flexible Purchase Payment deferred combination Fixed and Variable Annuity contracts (singly, a "Contract" and collectively, the "Contracts") issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Venture(R) Variable Annuity Contract for the name of your issuing Company. We do not authorize this Prospectus for use in connection with the purchase of a new Venture(R) Variable Annuity Contract on or after May 1, 2007.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.



JOHN HANCOCK TRUST
500 Index Trust(1)
Active Bond Trust(1)
All Cap Core Trust(1)
All Cap Growth Trust(1)
All Cap Value Trust(1)
American Asset Allocation Trust
American Blue Chip Income & Growth Trust(1)
American Bond Trust
American Global Growth Trust
American Global Small Cap Trust
American Growth Trust
American Growth-Income Trust
American High Income Trust
American International Trust
American New World Trust
Blue Chip Growth Trust
Capital Appreciation Trust
Classic Value Trust
Core Bond Trust(1)
Core Equity Trust
Dynamic Growth Trust(1)
Emerging Growth Trust(1)
Emerging Small Company Trust(1)
Equity-Income Trust
Financial Services Trust
Franklin Templeton Founding
Allocation Trust
Fundamental Value Trust
Global Trust(1)
Global Allocation Trust
Global Bond Trust
Health Sciences Trust
High Income Trust
High Yield Trust
Income & Value Trust
Index Allocation Trust
International Core Trust
(formerly International Stock Trust)
International Equity Index Trust A(1)
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Large Cap Trust(1)
Large Cap Value Trust(1)
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust(1)
Mid Cap Intersection Trust
Mid Cap Stock Trust
Mid Cap Value Trust(1)
Money Market Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust(1)
Quantitative Mid Cap Trust(1)
Quantitative Value Trust(1)
Real Estate Securities Trust
Real Return Bond Trust(1)
Science & Technology Trust
Small Cap Trust(1)
Small Cap Growth Trust
Small Cap Index Trust(1)
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Trust(1)
Small Company Value Trust
Special Value Trust(1)
Strategic Bond Trust
Strategic Income Trust(1)
Total Return Trust
Total Stock Market Index Trust(1)
U.S. Core Trust (formerly
Growth & Income Trust)(1)
U.S. Global Leaders Growth Trust(1)
U.S. Government Securities Trust
U.S. High Yield Bond Trust(1)
U.S. Large Cap Trust
Utilities Trust(1)
Value Trust
BLACKROCK VARIABLE SERIES FUNDS, INC. (2)
BlackRock Basic Value V. I. Fund
BlackRock Value Opportunities V. I. Fund
BlackRock Global Allocation V. I. Fund
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT All Asset Portfolio



-----------
(1)   Not available with Venture 2006, Ven 24, Ven 20 and Ven 21 Contracts.



(2) Not available with John Hancock USA Contracts issued on or after January 28, 2002 or with any John Hancock New York Contract.



CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



If you purchased a John Hancock New York Contract, you may have elected a "Payment Enhancement" feature for an extra fee. If you did, John Hancock New York adds a Payment Enhancement of at least 4% of each Purchase Payment that you make under your

Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                      JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER         MAILING ADDRESS                  ANNUITIES SERVICE CENTER         MAILING ADDRESS
601 Congress Street              Post Office Box 55230            601 Congress Street              Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230 Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or                www.jhannuities.com              (877) 391-3748 or                www.jhannuitiesnewyork.com
(800) 344-1029                                                    (800) 551-2078

                               Table of Contents



I. GLOSSARY OF SPECIAL TERMS........................................................      1
II. OVERVIEW........................................................................      3
III. FEE TABLES.....................................................................      7
  EXAMPLES..........................................................................     10
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS...............     21
  THE COMPANIES.....................................................................     21
  THE SEPARATE ACCOUNTS.............................................................     22
  THE FUNDS.........................................................................     22
  VOTING INTEREST ..................................................................     32
V. DESCRIPTION OF THE CONTRACT......................................................     33
  ELIGIBLE PLANS....................................................................     33
  ELIGIBLE GROUPS...................................................................     33
  ACCUMULATION PERIOD PROVISIONS....................................................     33
    Purchase Payments...............................................................     33
    Payment Enhancement.............................................................     34
    Accumulation Units..............................................................     35
    Value of Accumulation Units.....................................................     35
    Net Investment Factor...........................................................     35
    Transfers Among Investment Options..............................................     36
    Maximum Number of Investment Options............................................     37
    Telephone and Electronic Transactions...........................................     37
    Special Transfer Services - Dollar Cost Averaging Program.......................     38
    Special Transfer Services - Asset Rebalancing Program...........................     38
    Secure Principal Program........................................................     38
    Withdrawals.....................................................................     39
    Special Withdrawal Services - The Income Plan...................................     39
    Optional Guaranteed Minimum Withdrawal Benefits.................................     40
    Death Benefits During the Accumulation Period...................................     40
    Optional Enhanced Death Benefits................................................     44
  PAY-OUT PERIOD PROVISIONS.........................................................     44
    General.........................................................................     44
    Annuity Options.................................................................     45
    Determination of Amount of the First Variable Annuity Payment...................     47
    Annuity Units and the Determination of Subsequent Variable Annuity Payments.....     47
    Transfers During Pay-out Period.................................................     48
    Death Benefit During Pay-out Period.............................................     48
    Optional Guaranteed Minimum Income Benefits.....................................     48
  OTHER CONTRACT PROVISIONS.........................................................     48
    Right to Review.................................................................     48
    Ownership.......................................................................     49
    Annuitant.......................................................................     49
    Beneficiary.....................................................................     50
    Modification....................................................................     50
    Our Approval....................................................................     50
    Misstatement and Proof of Age, Sex or Survival..................................     50
  FIXED INVESTMENT OPTIONS..........................................................     50
VII. CHARGES AND DEDUCTIONS.........................................................     54
  WITHDRAWAL CHARGES................................................................     54
  ANNUAL CONTRACT FEE...............................................................     56
  ASSET-BASED CHARGES...............................................................     56
    Daily Administration Fee........................................................     56
    Mortality and Expense Risks Fee ................................................     56
  REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS................................     57
  PREMIUM TAXES.....................................................................     58
VIII. FEDERAL TAX MATTERS...........................................................     59
  INTRODUCTION......................................................................     59
  OUR TAX STATUS....................................................................     59
  SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS......................................     59
  NON-QUALIFIED CONTRACTS...........................................................     59
    Undistributed Gains.............................................................     59
    Taxation of Annuity Payments....................................................     60
    Surrenders, Withdrawals and Death Benefits......................................     60
    Taxation of Death Benefit Proceeds..............................................     60
    Penalty Tax on Premature Distributions..........................................     61
    Puerto Rico Non-Qualified Contracts.............................................     61
    Diversification Requirements....................................................     61
  QUALIFIED CONTRACTS...............................................................     62
    Penalty Tax on Premature Distributions..........................................     63
    Tax-Free Rollovers..............................................................     63
    Loans...........................................................................     64
    Puerto Rico Contracts Issued to Fund Retirement Plans...........................     64
  SEE YOUR OWN TAX ADVISER..........................................................     64
IX. GENERAL MATTERS.................................................................     65
  ASSET ALLOCATION SERVICES ........................................................     65
  RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM..........................     65
  DISTRIBUTION OF CONTRACTS.........................................................     65
    Standard Compensation...........................................................     65
    Revenue Sharing and Additional Compensation.....................................     66
    Differential Compensation.......................................................     66
    Contracts Sold Directly Without Payment of Any Sales Compensation...............     67
  CONFIRMATION STATEMENTS...........................................................     67
  REINSURANCE ARRANGEMENTS..........................................................     67
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE............................    A-1
APPENDIX B: QUALIFIED PLAN TYPES....................................................    B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS........................................    C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS.........................    D-1
  OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS..........................    D-1
  INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS.............    D-4
  FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS..........................    D-6
  Principal Plus for Life Plus Spousal Protection Rider.............................   D-15
  EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS..........................   D-18
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS.............................    E-1
APPENDIX U:  TABLES OF ACCUMULATION UNIT VALUES.....................................    U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.



JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
Statement of Additional Information
Table of Contents



General Information and History.............................................     3
Accumulation Unit Value Tables..............................................     3
Services....................................................................     3
         Independent Registered Public Accountant...........................     3
         Servicing Agent....................................................     3
         Principal Underwriter..............................................     3
         Special Compensation and Reimbursement Arrangements................     4
Legal and Regulatory Matters................................................     5
Appendix A: Audited Financial Statements...................... .............   A-1

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
Statement of Additional Information
Table of Contents

General Information and History.............................................     3
Accumulation Unit Value Tables..............................................     3
Services....................................................................     3
         Independent Registered Public Accountant...........................     3
         Servicing Agent....................................................     3
         Principal Underwriter..............................................     3
         Special Compensation and Reimbursement Arrangements................     4
Legal and Regulatory Matters................................................     5
Appendix A:  Audited Financial Statements...................................   A-1

                          I. Glossary of Special Terms



The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.



ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street Boston, MA 02210-2805.



ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.



BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.



BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.



CODE: The Internal Revenue Code of 1986, as amended.



COMPANY: John Hancock USA or John Hancock New York.



CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.



CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.



CONTRACT ANNIVERSARY: An anniversary of the Contract Date.



CONTRACT DATE: The date of issue of the Contract.



CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.



CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.



DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.



FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.



FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.



FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.



GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.



INVESTMENT OPTIONS: The investment choices available to Contract Owners.



JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.



JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).



LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.



MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.



NON-QUALIFIED CONTRACT: A Contract which is not issued under a Qualified Plan.



OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.



PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.



PROSPECTUS: This Prospectus that describes interests in the Contracts.



PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.



QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.



QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.



RIDER: An optional benefit that you may elect for an additional charge.



SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A separate account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.



SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.



UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.



VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.



VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview



This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.



Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.



WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?



Each Contract is a flexible Purchase Payment deferred combination Fixed and Variable Annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.



This Prospectus describes Contracts purchased before May 1, 2007. For these purposes, "purchase" means that you completed an application and we issued your Contract before May 1, 2007.



We do not authorize this Prospectus for use in connection with the purchase of a new Venture(R) Variable Annuity Contract on or after May 1, 2007. Although we still offer Venture(R) Contracts for sale, we make the offer through different Prospectuses.



This Prospectus primarily describes features of our previously issued versions of the Venture(R) Contract. We describe several versions of the Venture(R) Contract, which we may refer to as VENTURE(R) 2006 (available May 1, 2006 - April 30, 2007, subject to state availability), VEN 20, or VEN 22 (available May 1, 1998 - November 20, 2006, subject to state availability) and VEN 24 (available May, 1999 - May, 2006 in New York only). This Prospectus also describes certain older versions of the Contract. These older versions, which we may refer to as "prior Contracts," may contain provisions that differ from those described in the main body of this Prospectus. The prior Contracts include VEN 1 (sold from June, 1985 until June, 1987), VEN 3, (sold from November, 1986 until October, 1993), VEN 7 (sold from August, 1989 until April, 1999), VEN 8 (sold from September 1992 until February, 1995) and VEN 9 (sold only in New York from November 1992 - May 1999). The principal differences between the current versions of the Contract and the prior Contracts relate to the Investment Options available under the Contracts, charges we impose, death benefit provisions and, in the case of VEN 7 and VEN 8 Contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the Contract.



WHO ISSUED MY CONTRACT?



Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.



WHAT ARE SOME BENEFITS OF THE CONTRACT?



The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity payment option. Annuity payments are made to the Annuitant.



HOW DOES THE CONTRACT WORK?



Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.

HOW CAN I INVEST MONEY IN THE CONTRACT?



We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.



   TYPE OF               MINIMUM INITIAL         MINIMUM SUBSEQUENT
  CONTRACT          PURCHASE PAYMENT(1), (2)     PURCHASE PAYMENT(1)
Non-Qualified               $5,000                      $30
  Qualified                 $2,000                      $30



----------
(1) The minimums differ from the amount shown for VEN 1 Contracts. For VEN 1 Non-Qualified Contracts, the minimum initial Purchase Payment is $5,000 and the minimum subsequent Purchase Payment is $300. We impose a minimum of $25 for Purchase Payments for VEN 1 Contracts issued as Qualified Contracts.



(2) If you purchased a John Hancock New York Contract with the optional Payment Enhancement feature, the minimum initial Purchase Payment was $10,000.



If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment. We may refuse to accept any Purchase Payment under a VEN 1 Contract in excess of $10,000 per Contract Year.



WHAT ARE MY INVESTMENT CHOICES?



There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.



VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options for your version of the Venture(R) Contract, as shown on the first page of this Prospectus. VEN 1 Contracts may only invest in the Strategic Opportunities, Investment Quality Bond and Money Market Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.



Allocating assets only to one or a small number of the Variable Investment Options (other than the Lifestyle or Index Allocation Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.



FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.



HOW CAN I CHANGE MY INVESTMENT CHOICES?



ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time.



TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.



The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.



In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.



CAN I TAKE OUT ANY OF MY MONEY?



During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.



WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?



This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, were not available for all versions of the Contract, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.



We describe the following optional benefit Riders in the Appendices to this
Prospectus:



Appendix C: Optional Enhanced Death Benefits



      -     Guaranteed Earnings Multiplier Death Benefit;



      -     Triple Protection Death Benefit;



      -     Enhanced Death Benefit (Ven 7 and Ven 8 only); and



      -     Annual Step Death Benefit (Venture(R) 2006 only).



Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits



      -     Principal Plus;



      -     Principal Plus for Life;



      -     Principal Plus for Life Plus Automatic Annual Step-up; and



      -     Principal Plus for Life Plus Spousal Protection.



If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.



Appendix E: Optional Guaranteed Minimum Income Benefits



      -     Guaranteed Retirement Income Programs - offered by John Hancock USA;



      -     Guaranteed Retirement Income Programs - offered by John Hancock New
            York.



In addition, if you purchased your Contract in New York, John Hancock New York offered a Payment Enhancement optional benefit Rider. Under this Rider, John Hancock New York will credit a Payment Enhancement equal to 4% (5% for Contracts issued between July 12 and October 30, 2004, or between October 16, 2006 and April 30, 2007) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge that applied for a longer period of time. The Payment Enhancement Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue, and it cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Enhancement Rider. The Payment Enhancement Rider was not available with Contracts issued outside of NY by John Hancock USA.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?



Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.



If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.



WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?



In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:



      - full or partial withdrawals (including surrenders and systematic withdrawals);



      -     payment of any death benefit proceeds; and



      -     periodic payments under one of our annuity payment options.



How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:



      -     the type of the distribution;



      -     when the distribution is made;



      - the nature of any Qualified Plan for which the Contract is being used; and



      -     the circumstances under which the payments are made.



If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.



Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59 1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.



IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.



We provide additional information on taxes in the Federal Tax Matters section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.



CAN I RETURN MY CONTRACT?



In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.



WILL I RECEIVE A CONFIRMATION STATEMENT?



We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                 III. Fee Tables



The following tables describe the fees and expenses you paid at the time you purchased a Contract as well as the fees and expenses you will pay while owning and surrendering a Contract. The tables also describe the fees and expenses for older versions of the Venture(R) Contracts, as well as information about optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "VII. Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Funds' prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).



THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



                     CONTRACT OWNER TRANSACTION EXPENSES(1)



                                JOHN HANCOCK USA



MAXIMUM WITHDRAWAL
CHARGE (as percentage of Purchase
Payments)(2)                             VEN 20, 22, 2006       VEN 7, VEN 8        VEN 1, VEN 3
First Year                                       6%                    6%                 5%
Second Year                                      6%                    6%                 5%
Third Year                                       5%                    5%                 5%
Fourth Year                                      5%                    4%                 5%
Fifth Year                                       4%                    3%                 5%
Sixth Year                                       3%                    2%                 0%
Seventh Year                                     2%                    0%                 0%
Thereafter                                       0%                    0%                 0%
TRANSFER FEE(3)
Maximum Fee                                    $25                   $25                $25
Current Fee                                    $ 0                   $ 0                $ 0


                              JOHN HANCOCK NEW YORK


MAXIMUM WITHDRAWAL                      VEN 24, 2006         VEN 24, 2006
CHARGE (as percentage of Purchase      (With Payment       (Without Payment
Payments)(2)                            Enhancement)         Enhancement)           VEN 9
First Year                                  8%                     6%                 6%
Second Year                                 8%                     6%                 6%
Third Year                                  7%                     5%                 5%
Fourth Year                                 7%                     5%                 4%
Fifth Year                                  5%                     4%                 3%
Sixth Year                                  4%                     3%                 2%
Seventh Year                                3%                     2%                 0%
Eighth Year                                 1%                     0%                 0%
Thereafter                                  0%                     0%                 0%
TRANSFER FEE(3)
Maximum Fee                               $25                   $ 25                $25
Current Fee                               $ 0                   $  0                $ 0



----------
(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VII. Charges and Deductions - Premium Taxes").



(2) The charge is taken on a first-in, first-out basis within the specified period of years measured from the date of payment.



(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.



               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES



                                                                                                         VEN 3, VEN 7
                                                                  VENTURE(R) 2006           VEN 20, 22     AND VEN 8       VEN 1
ANNUAL CONTRACT FEE(1)                                                   $30                   $30           $30            $30

                                                           CONTRACT YEARS  CONTRACT YEARS

ANNUAL SEPARATE ACCOUNT EXPENSES(2)                             1-7              8+
        Mortality and Expense Risks Fee                        1.00%           0.85%           1.25%         1.25%         1.30%
        Daily Administration Fee- asset based                  0.15%           0.15%           0.15%         0.15%         0.00%
                                                               ----            ----            ----          ----          ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                         1.15%           1.00%           1.40%         1.40%         1.30%
(With No Optional Riders Reflected)

                                                           CONTRACT YEARS  CONTRACT YEARS

OPTIONAL BENEFITS                                               1-7              8+

FEES DEDUCTED FROM SEPARATE ACCOUNT

        Optional Guaranteed Earnings Multiplier Fee         not offered     not offered        0.20%      not offered   not offered
        Optional Annual Step Death Benefit Fee                 0.20%           0.20%        not offered   not offered   not offered
                                                               -----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                         1.35%           1.20%           1.60%         1.40%         1.30%
(With Optional Benefits reflected, as applicable.)

FEES DEDUCTED FROM CONTRACT VALUE
Optional Guaranteed Minimum Withdrawal Benefits
(as a percentage of Adjusted Guaranteed
Withdrawal Balance)
   Principal Plus(3)
        Maximum Fee                                                 not offered                0.75%      not offered   not offered
        Current Fee                                                 not offered                0.30%      not offered   not offered
   Principal Plus for Life(3)

        Maximum Fee                                                    0.75%                   0.75%      not offered   not offered
        Current Fee                                                    0.40%                   0.40%      not offered   not offered
   Principal Plus for Life Plus Automatic
   Annual Step-up(4)
        Maximum Fee                                                    1.20%                not offered   not offered   not offered
        Current Fee                                                    0.60%                not offered   not offered   not offered
   Principal Plus for Life Plus Spousal Protection(4)

        Maximum Fee                                                    1.20%                not offered   not offered   not offered
        Current Fee                                                    0.65%                not offered   not offered   not offered
Optional Guaranteed Retirement Income Programs(5)
(as a percentage of Income Base)
   Guaranteed Retirement Income Program                             not offered                0.25%      not offered   not offered
   Guaranteed Retirement Income Program II                          not offered                0.45%      not offered   not offered
   Guaranteed Retirement Income Program III                         not offered                0.50%      not offered   not offered
Optional Triple Protection Death Benefit(6)                         not offered                0.50%      not offered   not offered
(as a percentage of Triple Protection Death Benefit)



-------------
(1) The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture(R) Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 1, Ven 3, Ven 7 or Ven 8 Contracts.



(2)   A daily charge reflected as a percentage of the Variable Investment
      Options.



(3) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(4) We reserve the right to increase the current charge shown to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(5) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(6) Subject to state availability, the Triple Protection Death Benefit was offered from December, 2003 through December 2004. This optional benefit could not be purchased, however, if you elected to purchase Principal Plus, Guaranteed Retirement Income Program, Guaranteed Retirement Income Program II, or Guaranteed Retirement Income Program III.

                              JOHN HANCOCK NEW YORK



                                                                VENTURE(R) 2006               VEN 24             VEN 9
ANNUAL CONTRACT FEE(1)                                                $30                       $30                $30

                                                           CONTRACT
ANNUAL SEPARATE ACCOUNT EXPENSES(2)                          YEARS      CONTRACT YEARS
                                                              1-7             8+
        Mortality and Expense Risks Fee                      1.00%          0.85%             1.25%              1.25%
        Daily Administration Fee- asset based                0.15%          0.15%             0.15%              0.15%
                                                             -----          -----             ----               ----
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                       1.15%          1.00%             1.40%              1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS                                          CONTRACT
                                                             YEARS      CONTRACT YEARS

FEES DEDUCTED FROM SEPARATE ACCOUNT                           1-7             8+
        Optional Guaranteed Earnings Multiplier Fee
        Optional Annual Step Death Benefit Fee
        Optional Payment Enhancement Fee

TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES
(With Optional Benefits Fees Reflected, as Applicable.)

                                                          not offered   not offered       not offered         not offered
                                                             0.20%          0.20%         not offered         not offered
                                                          not offered       0.35%             0.35%           not offered
                                                             1.70%          1.55%             1.75%              1.40%

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefits
 (as a percentage of Adjusted Guaranteed Withdrawal
 Balance) Principal Plus(3)

        Maximum Fee                                               not offered                 0.75%     not offered   not offered
        Current Fee                                               not offered                 0.30%     not offered   not offered
      Principal Plus for Life(4)
        Maximum Fee                                                  0.75%                    0.75%     not offered   not offered
        Current Fee                                                  0.40%                    0.40%     not offered   not offered
Principal Plus for Life Plus Automatic Annual Step-up(4)
        Maximum Fee                                                  1.20%                not offered   not offered   not offered
        Current Fee                                                  0.60%                not offered   not offered   not offered
Optional Guaranteed Retirement Income Programs(5)
(as a percentage of Income Base)
     Guaranteed Retirement Income Program I                       not offered                 0.30%     not offered   not offered
     Guaranteed Retirement Income Program II                      not offered                 0.45%     not offered   not offered



-----------
(1) The $30 annual Contract Fee will not be assessed prior to the Maturity Date under a Venture(R) Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000. This provision does not apply to Ven 9 Contracts.



(2) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(3) We reserve the right to increase the current charge shown to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(4) We reserve the right to increase the current charge shown to a maximum charge of 1.20% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(5) Guaranteed Retirement Income Programs could not be purchased if you elected to purchase Principal Plus or Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.



Total Annual Fund Operating Expenses                                          Minimum(1)      Maximum
Range of expenses that are deducted from Fund assets, including management
fees, Rule 12b-1 fees, and other expenses for Contracts issued on and            0.74%         1.67%
after May 13, 2002
Range of expenses that are deducted from Fund assets, including management
fees, Rule 12b-1 fees, and other expenses for Contracts issued prior to          0.54%         1.52%
May 13, 2002



------------
(1) For Contracts issued prior to May 13, 2002, the range of expenses has a lower minimum because the Separate Account invests in Class 1 Fund shares for certain Variable Investment Options available under those Contracts.




EXAMPLES



We provide the following examples that are intended to help you compare the costs of investing in a Contract with the costs of investing in other variable annuity contracts.



      EXAMPLE 1: VENTURE(R) 2006 CONTRACTS (ISSUED ON OR AFTER MAY 1, 2006)
            (a) Maximum Fund Operating Expenses - Contracts issued on or after July 17, 2006 with optional benefit Riders
            (b) Maximum Fund Operating Expenses - Contracts issued on or after May 1, 2006 with optional benefit Riders
            (c) Minimum Fund Operating Expenses - Contracts issued with no optional benefit Riders



      EXAMPLE 2: VEN 20, 22, 24 CONTRACTS (ISSUED AFTER MAY 13, 2002 AND BEFORE MAY 1, 2006)
            (a)   Maximum Fund Operating Expenses - John Hancock USA Contracts
                  issued before May 1, 2006 with optional benefit Riders
            (b)   Maximum Fund Operating Expenses - John Hancock USA Contracts
                  issued before December 9, 2003 with optional benefit Riders
            (c) Maximum Fund Operating Expenses - John Hancock New York Contracts issued before May 1, 2006 with optional benefit Riders
            (d) Maximum Fund Operating Expenses - John Hancock New York Contracts issued before December 11, 2004 with optional benefit Riders
            (e) Minimum Fund Operating Expenses - Contracts with no optional benefit Riders



      EXAMPLE 3: VEN 20, 22, 24 CONTRACTS (ISSUED BEFORE MAY 13, 2002)
            (a) Maximum Fund Operating Expenses - John Hancock USA Contracts eligible to invest in Series I of John Hancock Trust with optional benefit Riders
            (b) Maximum Fund Operating Expenses - John Hancock New York Contracts eligible to invest in Series I of John Hancock Trust with optional benefit Riders
            (c) Minimum Fund Operating Expenses - Contracts eligible to invest in Series I of John Hancock Trust with no optional benefit Riders



      EXAMPLE 4: VEN 1 CONTRACTS
            (a)   Maximum Fund Operating Expenses
            (b)   Minimum Fund Operating Expenses



      EXAMPLE 5: VEN 3 CONTRACTS
            (a)   Maximum Fund Operating Expenses
            (b)   Minimum Fund Operating Expenses



      EXAMPLE 6: VEN 7, 8, 9 CONTRACTS
            (a)   Maximum Fund Operating Expenses
            (b)   Minimum Fund Operating Expenses



The costs we show include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.



All examples assume that you invest $10,000 in a Contract and that your investment has a 5% return each year. In the "Maximum Fund Operating Expenses" examples, we also assume that you will pay the maximum annual Contract fee, the fees for any optional benefit Riders shown in the example and the maximum fees and expenses of any of the Funds. In the "Minimum Fund Operating Expenses" examples, we assume that you do not invest in any optional benefit Riders and that you will pay the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds.



Although we provide you with examples of the costs for a Contract based on these assumptions, your actual costs may be higher or lower.

Example 1 (a): Maximum Fund operating expenses - VENTURE(R) 2006 Contracts issued on or after July 17, 2006 with Annual Step Death Benefit and Principal Plus for Life Plus Automatic Annual Step-up Riders



                                                            1 YEAR     3 YEARS       5 YEARS    10 YEARS
If you surrender the contract at the end of the
applicable time period:                                      $986      $1,794        $2,628      $4,638

If you annuitize, or do not surrender the contract at
the end of the applicable time period:                       $435      $1,329        $2,252      $4,638



Example 1 (b): Maximum Fund operating expenses - VENTURE(R) 2006 Contracts issued on or after May 1, 2006 with Annual Step Death Benefit and Principal Plus for Life Riders



                                                            1 YEAR     3 YEARS       5 YEARS    10 YEARS
If you surrender the contract at the end of the
applicable time period:                                      $939      $1,655        $2,393      $4,139

If you annuitize, or do not surrender the contract at
the end of the applicable time period:                       $388      $1,185        $2,009      $4,139



Example 1 (c): Minimum Fund operating expenses - VENTURE(R) 2006 Contracts issued on or after May 1, 2006 with no optional benefit Riders



                                                            1 YEAR     3 YEARS       5 YEARS    10 YEARS
If you surrender the contract at the end of the
applicable time period:                                      $756      $1,109        $1,452      $2,213

If you annuitize, or do not surrender the contract at
the end of the applicable time period:                       $198      $  613        $1,052      $2,213



Example 2 (a): Maximum Fund operating expenses - John Hancock USA Contracts (VEN 20, 22) issued before May 1, 2006 with Guaranteed Earnings Multiplier and Principal Protection for Life Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $962        $1,723         $2,505           $4,405

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $413        $1,257         $2,127           $4,405



Example 2 (b): Maximum Fund operating expenses - John Hancock USA Contracts (VEN 20, 22) issued before December 9, 2003 with Guaranteed Earnings Multiplier and Guaranteed Retirement Income Program III Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $936         $1,647         $2,378          $4,154

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $386         $1,178         $1,995          $4,154



Example 2 (c): Maximum Fund operating expenses - John Hancock New York Contracts (VEN 24) Contracts issued before May 1, 2006 with Payment Enhancement and Principal Protection for Life Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $1,159       $1,950         $2,666          $4,533

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $  428       $1,301         $2,197          $4,533

Example 2 (d): Maximum Fund operating expenses - John Hancock New York Contracts (VEN 24) issued before December 11, 2004 with Guaranteed Retirement Income Program II Rider



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $913         $1,579         $2,269          $3,951

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $362         $1,107         $1,880          $3,951



Example 2 (e): Minimum Fund operating expenses - VEN 20, 22, 24 Contracts issued after May 13, 2002 and before May 1, 2006 with no optional benefit Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $778         $1,175         $1,569          $2,506

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $221         $  682         $1,169          $2,506



Example 3 (a): Maximum Fund operating expenses - John Hancock USA (VEN 20, 22) Contracts eligible to invest in Series I shares of John Hancock Trust - issued before May 13, 2002 with Guaranteed Earnings Multiplier and Guaranteed Income Retirement Program II Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $931         $1,634         $2,359          $4,128

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $382         $1,165         $1,975          $4,128



Example 3 (b): Maximum Fund operating expenses - John Hancock New York (VEN 24) Contracts eligible to invest in Series I shares of John Hancock Trust - issued before May 13, 2002 with Payment Enhancement and Guaranteed Income Retirement Program I Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                     $1,112        $1,809         $2,421          $3,985

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                      $  380        $1,153         $1,941          $3,985



Example 3 (c): Minimum Fund operating expenses - VEN 20, 22, 24 Contracts eligible to invest in Series I shares of John Hancock Trust - issued before May 13, 2002 with no optional benefit Riders



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $759         $1,117         $1,467          $2,300

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $201         $  622         $1,067          $2,300

Example 4 (a): Maximum Fund operating expenses - Previously issued John Hancock USA Contracts (VEN 1)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $721         $1,170         $1,669          $2,506

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $221         $  682         $1,169          $2,506



Example 4 (b): Minimum Fund operating expenses - Previously issued John Hancock USA Contracts (VEN 1)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $693         $1,083         $1,519          $2,185

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $193         $  595         $1,019          $2,185



Example 5 (a): Maximum Fund operating expenses - Previously issued John Hancock USA Contracts (VEN 3)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $764         $1,407         $2,074          $3,406

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $314         $  959         $1,628          $3,406



Example 5 (b): Minimum Fund operating expenses - Previously issued John Hancock USA Contracts (VEN 3)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $651         $1,069         $1,511          $2,300

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $201         $  622         $1,067          $2,300



Example 6 (a): Maximum Fund operating expenses - Previously issued John Hancock USA Contracts (VEN 7, VEN 8) and John Hancock New York Contracts (VEN 9)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $865         $1,437         $1,925          $3,406

If you  annuitize,  or do not surrender the Contract at
the end of the applicable time period:                       $314         $  959         $1,628          $3,406



Example 6 (b): Minimum Fund operating expenses - Previously issued John Hancock USA Contracts (Ven 7, Ven 8) and John Hancock New York Contracts (VEN 9)



                                                            1 YEAR       3 YEARS        5 YEARS         10 YEARS
If you surrender the Contract at the end of the
applicable time period:                                      $759         $1,117         $1,367          $2,300

If you annuitize, or do not surrender the Contract at
the end of the applicable time period:                       $201         $  622         $1,067          $2,300

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE. YOU SHOULD DISREGARD ANY REFERENCE TO SERIES I SHARES OF THE JOHN HANCOCK TRUST IF YOUR CONTRACT WAS ISSUED AFTER MAY 13, 2002. FOR CONTRACTS ISSUED PRIOR TO THAT DATE, WE INVEST THE ASSETS OF EACH SUB-ACCOUNT CORRESPONDING TO A JOHN HANCOCK TRUST FUND IN SERIES I SHARES OF THAT FUND (EXCEPT IN THE CASE OF FUNDS THAT COMMENCED OPERATIONS ON OR AFTER MAY 13, 2002).



Not all funds are available for all versions of the Contracts. The Funds available may be restricted if you purchased a guaranteed minimum withdrawal benefit rider (See Optional Benefits).



                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL       CONTRACTUAL
FUNDS                           MANAGEMENT      12B-1      OTHER          AND        OPERATING        EXPENSE        NET OPERATING
                                   FEES         FEES     EXPENSES(1)   EXPENSES     EXPENSES(2)    REIMBURSEMENT       EXPENSES
500 INDEX
Series I Class                    0.46%         0.05%       0.03%           --          0.54%              --               0.54%
Series II Class                   0.46%         0.25%       0.03%           --          0.74%              --               0.74%
ACTIVE BOND
Series I Class                    0.60%         0.05%       0.04%           --          0.69%              --               0.69%
Series II Class                   0.60%         0.25%       0.04%           --          0.89%              --               0.89%
ALL CAP CORE
Series I Class                    0.78%         0.05%       0.05%           --          0.88%              --               0.88%
Series II Class                   0.78%         0.25%       0.05%           --          1.08%              --               1.08%
ALL CAP GROWTH
Series I Class                    0.85%         0.05%       0.05%           --          0.95%              --               0.95%
Series II Class                   0.85%         0.25%       0.05%           --          1.15%              --               1.15%
ALL CAP VALUE
Series I Class                    0.82%         0.05%       0.05%           --          0.92%              --               0.92%
Series II Class                   0.82%         0.25%       0.05%           --          1.12%              --               1.12%
BLUE CHIP GROWTH(3)
Series I Class                    0.81%         0.05%       0.02%           --          0.88%              --               0.88%
Series II Class                   0.81%         0.25%       0.02%           --          1.08%              --               1.08%
CAPITAL APPRECIATION
Series I Class                    0.75%         0.05%       0.03%           --          0.83%              --               0.83%
Series II Class                   0.75%         0.25%       0.03%           --          1.03%              --               1.03%
CLASSIC VALUE
Series I Class                    0.80%         0.05%       0.11%           --          0.96%              --               0.96%
Series II Class                   0.80%         0.25%       0.11%           --          1.16%              --               1.16%
CORE BOND
Series I Class                    0.67%         0.05%       0.12%           --          0.84%              --               0.84%
Series II Class                   0.67%         0.25%       0.12%           --          1.04%              --               1.04%
CORE EQUITY
Series I Class                    0.78%         0.05%       0.05%           --          0.88%              --               0.88%
Series II Class                   0.78%         0.25%       0.05%           --          1.08%              --               1.08%
DYNAMIC GROWTH(4)
Series I Class                    0.90%         0.05%       0.06%           --          1.01%              --               1.01%
Series II Class                   0.90%         0.25%       0.06%           --          1.21%              --               1.21%
EMERGING GROWTH(5)
Series I Class                    0.80%         0.05%       0.77%           --          1.62%            0.52%              1.10%
Series II Class                   0.80%         0.25%       0.55%           --          1.60%            0.29%              1.31%
EMERGING SMALL COMPANY(4)
Series I Class                    0.97%         0.05%       0.05%           --          1.07%             --                1.07%
Series II Class                   0.97%         0.25%       0.05%           --          1.27%             --                1.27%
EQUITY-INCOME(3)
Series I Class                    0.81%         0.05%       0.03%           --          0.89%             --                0.89%
Series II Class                   0.81%         0.25%       0.03%           --          1.09%             --                1.09%
FINANCIAL SERVICES
Series I Class                    0.82%         0.05%       0.04%           --          0.91%             --                0.91%
Series II Class                   0.82%         0.25%       0.04%           --          1.11%             --                1.11%
FRANKLIN TEMPLETON
FOUNDING ALLOCATION
TRUST(6,7)
Series II Class                   0.05%         0.25%       0.07%         0.97%         1.34%            0.09%              1.25%

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL       CONTRACTUAL
FUNDS                           MANAGEMENT      12B-1      OTHER          AND        OPERATING        EXPENSE        NET OPERATING
                                   FEES         FEES     EXPENSES(1)   EXPENSES     EXPENSES(2)    REIMBURSEMENT       EXPENSES
FUNDAMENTAL VALUE
Series I Class                    0.77%         0.05%       0.04%           --          0.86%              --               0.86%
Series II Class                   0.77%         0.25%       0.04%           --          1.06%              --               1.06%
GLOBAL ALLOCATION
Series I Class                    0.85%         0.05%       0.13%           --          1.03%              --               1.03%
Series II Class                   0.85%         0.25%       0.13%           --          1.23%              --               1.23%
GLOBAL BOND
Series I Class                    0.70%         0.05%       0.10%           --          0.85%              --               0.85%
Series II Class                   0.70%         0.25%       0.10%           --          1.05%              --               1.05%
GLOBAL(8,5)
Series I Class                    0.82%         0.05%       0.14%           --          1.01%              --               1.01%
Series II Class                   0.82%         0.25%       0.14%           --          1.21%              --               1.21%
HEALTH SCIENCES(3)
Series I Class                    1.05%         0.05%       0.09%           --          1.19%              --               1.19%
Series II Class                   1.05%         0.25%       0.09%           --          1.39%              --               1.39%
HIGH INCOME
Series I Class(6)                 0.68%         0.05%       0.06%           --          0.79%              --               0.79%
Series II Class(6)                0.68%         0.25%       0.06%           --          0.99%              --               0.99%
HIGH YIELD
Series I Class                    0.66%         0.05%       0.05%           --          0.76%              --               0.76%
Series II Class                   0.66%         0.25%       0.05%           --          0.96%              --               0.96%
INCOME & VALUE
Series I Class                    0.79%         0.05%       0.07%           --          0.91%              --               0.91%
Series II Class                   0.79%         0.25%       0.07%           --          1.11%              --               1.11%
INDEX ALLOCATION(9)
Series I Class(6)                 0.05%         0.05%       0.09%         0.53%         0.72%            0.12%              0.60%
Series II Class                   0.05%         0.25%       0.09%         0.53%         0.92%            0.12%              0.80%
INTERNATIONAL CORE
Series I Class                    0.89%         0.05%       0.10%           --          1.04%              --               1.04%
Series II Class                   0.89%         0.25%       0.10%           --          1.24%              --               1.24%
INTERNATIONAL EQUITY INDEX A
Series I Class                    0.53%         0.05%       0.02%         0.01%         0.61%            0.00%              0.61%
Series II Class                   0.53%         0.25%       0.02%         0.01%         0.81%            0.00%              0.81%
INTERNATIONAL OPPORTUNITIES
Series I Class                    0.89%         0.05%       0.13%           --          1.07%              --               1.07%
Series II Class                   0.89%         0.25%       0.11%           --          1.25%              --               1.25%
INTERNATIONAL SMALL CAP
Series I Class                    0.92%         0.05%       0.19%           --          1.16%              --               1.16%
Series II Class                   0.92%         0.25%       0.19%           --          1.36%              --               1.36%
INTERNATIONAL VALUE(8)
Series I Class                    0.82%         0.05%       0.11%           --          0.98%              --               0.98%
Series II Class                   0.82%         0.25%       0.11%           --          1.18%              --               1.18%
INVESTMENT QUALITY BOND
Series I Class                    0.60%         0.05%       0.07%           --          0.72%              --               0.72%
Series II Class                   0.60%         0.25%       0.07%           --          0.92%              --               0.92%
LARGE CAP(4)
Series I Class                    0.72%         0.05%       0.01%           --          0.78%              --               0.78%
Series II Class                   0.72%         0.25%       0.04%           --          1.01%              --               1.01%
LARGE CAP VALUE(4)
Series I Class                    0.82%         0.05%       0.08%           --          0.95%              --               0.95%
Series II Class                   0.82%         0.25%       0.06%           --          1.13%              --               1.13%
LIFESTYLE AGGRESSIVE
Series I Class                    0.04%         0.05%       0.02%         0.90%         1.01%              --               1.01%
Series II Class                   0.04%         0.25%       0.02%         0.90%         1.21%              --               1.21%

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL       CONTRACTUAL
FUNDS                           MANAGEMENT      12B-1      OTHER          AND        OPERATING        EXPENSE        NET OPERATING
                                   FEES         FEES     EXPENSES(1)   EXPENSES     EXPENSES(2)    REIMBURSEMENT       EXPENSES
LIFESTYLE BALANCED
Series I Class                    0.04%         0.05%       0.01%         0.84%         0.94%              --               0.94%
Series II Class                   0.04%         0.25%       0.01%         0.84%         1.14%              --               1.14%
LIFESTYLE CONSERVATIVE
Series I Class                    0.04%         0.05%       0.02%         0.78%         0.89%              --               0.89%
Series II Class                   0.04%         0.25%       0.02%         0.78%         1.09%              --               1.09%
LIFESTYLE GROWTH
Series I Class                    0.04%         0.05%       0.01%         0.87%         0.97%              --               0.97%
Series II Class                   0.04%         0.25%       0.01%         0.87%         1.17%              --               1.17%
LIFESTYLE MODERATE
Series I Class                    0.04%         0.05%       0.02%         0.81%         0.92%              --               0.92%
Series II Class                   0.04%         0.25%       0.02%         0.81%         1.12%              --               1.12%
MID CAP INDEX
Series I Class                    0.48%         0.05%       0.04%           --          0.57%              --               0.57%
Series II Class                   0.48%         0.25%       0.04%           --          0.77%              --               0.77%
MID CAP INTERSECTION(6)
Series I Class                    0.87%         0.05%       0.07%           --          0.99%              --               0.99%
Series II Class                   0.87%         0.25%       0.07%           --          1.19%              --               1.19%
MID CAP STOCK
Series I Class                    0.84%         0.05%       0.04%           --          0.93%              --               0.93%
Series II Class                   0.84%         0.25%       0.04%           --          1.13%              --               1.13%
MID CAP VALUE
Series I Class                    0.86%         0.05%       0.04%           --          0.95%              --               0.95%
Series II Class                   0.86%         0.25%       0.04%           --          1.15%              --               1.15%
MONEY MARKET
Series I Class                    0.48%         0.05%       0.03%           --          0.56%              --               0.56%
Series II Class                   0.48%         0.25%       0.03%           --          0.76%              --               0.76%
NATURAL RESOURCES
Series I Class                    1.00%         0.05%       0.06%           --          1.11%              --               1.11%
Series II Class                   1.00%         0.25%       0.06%           --          1.31%              --               1.31%
PACIFIC RIM
Series I Class                    0.80%         0.05%       0.22%           --          1.07%              --               1.07%
Series II Class                   0.80%         0.25%       0.22%           --          1.27%              --               1.27%
QUANTITATIVE ALL CAP
Series I Class                    0.71%         0.05%       0.05%           --          0.81%              --               0.81%
Series II Class                   0.71%         0.25%       0.05%           --          1.01%              --               1.01%
QUANTITATIVE MID CAP
Series I Class(6)                 0.74%         0.05%       0.13%           --          0.92%              --               0.92%
Series II Class(6)                0.74%         0.25%       0.13%           --          1.12%              --               1.12%
QUANTITATIVE VALUE
Series I Class                    0.68%         0.05%       0.05%           --          0.78%              --               0.78%
Series II Class                   0.68%         0.25%       0.05%           --          0.98%              --               0.98%
REAL ESTATE SECURITIES
Series I Class                    0.70%         0.05%       0.03%           --          0.78%              --               0.78%
Series II Class                   0.70%         0.25%       0.03%           --          0.98%              --               0.98%
REAL RETURN BOND(10)
Series I Class                    0.70%         0.05%       0.07%           --          0.82%              --               0.82%
Series II Class                   0.70%         0.25%       0.07%           --          1.02%              --               1.02%
SCIENCE & TECHNOLOGY(3)
Series I Class                    1.05%         0.05%       0.08%           --          1.18%              --               1.18%
Series II Class                   1.05%         0.25%       0.09%           --          1.39%              --               1.39%
SMALL CAP
Series I Class                    0.85%         0.05%       0.06%           --          0.96%              --               0.96%
Series II Class                   0.85%         0.25%       0.05%           --          1.15%              --               1.15%

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL       CONTRACTUAL
FUNDS                           MANAGEMENT      12B-1      OTHER          AND        OPERATING        EXPENSE        NET OPERATING
                                   FEES         FEES     EXPENSES(1)   EXPENSES     EXPENSES(2)    REIMBURSEMENT       EXPENSES
SMALL CAP GROWTH
Series I Class                    1.07%         0.05%       0.11%           --          1.23%              --               1.23%
Series II Class                   1.07%         0.25%       0.08%           --          1.40%              --               1.40%
SMALL CAP INDEX
Series I Class                    0.48%         0.05%       0.04%           --          0.57%              --               0.57%
Series II Class                   0.48%         0.25%       0.04%           --          0.77%              --               0.77%
SMALL CAP OPPORTUNITIES
Series I Class                    0.99%         0.05%       0.03%           --          1.07%              --               1.07%
Series II Class                   0.99%         0.25%       0.03%           --          1.27%              --               1.27%
SMALL CAP VALUE
Series I Class                    1.06%         0.05%       0.08%           --          1.19%              --               1.19%
Series II Class                   1.06%         0.25%       0.06%           --          1.37%              --               1.37%
SMALL COMPANY
Series I Class                    1.04%         0.05%       0.27%           --          1.36%              --               1.36%
Series II Class                   1.04%         0.25%       0.27%           --          1.56%              --               1.56%
SMALL COMPANY VALUE(3)
Series I Class                    1.02%         0.05%       0.05%           --          1.12%              --               1.12%
Series II Class                   1.02%         0.25%       0.05%           --          1.32%              --               1.32%
SPECIAL VALUE(4)
Series I Class                    0.95%         0.05%       0.07%         0.02%         1.09%              --               1.09%
Series II Class                   0.95%         0.25%       0.07%         0.02%         1.29%              --               1.29%
STRATEGIC BOND
Series I Class                    0.68%         0.05%       0.07%           --          0.80%              --               0.80%
Series II Class                   0.68%         0.25%       0.07%           --          1.00%              --               1.00%
STRATEGIC INCOME
Series I Class                    0.71%         0.05%       0.14%           --          0.90%              --               0.90%
Series II Class                   0.71%         0.25%       0.14%           --          1.10%              --               1.10%
TOTAL RETURN
Series I Class                    0.70%         0.05%       0.06%           --          0.81%              --               0.81%
Series II Class                   0.70%         0.25%       0.06%           --          1.01%              --               1.01%
TOTAL STOCK MARKET INDEX
Series I Class                    0.49%         0.05%       0.03%           --          0.57%              --               0.57%
Series II Class                   0.49%         0.25%       0.03%           --          0.77%              --               0.77%
U.S. CORE
Series I Class                    0.76%         0.05%       0.06%           --          0.87%              --               0.87%
Series II Class                   0.76%         0.25%       0.06%           --          1.07%              --               1.07%
U.S. GLOBAL LEADERS GROWTH
Series I Class                    0.69%         0.05%       0.03%           --          0.77%              --               0.77%
Series II Class                   0.69%         0.25%       0.03%           --          0.97%              --               0.97%
U.S. GOVERNMENT SECURITIES(4)
Series I Class                    0.61%         0.05%       0.08%           --          0.74%              --               0.74%
Series II Class                   0.61%         0.25%       0.08%           --          0.94%              --               0.94%
U.S. HIGH YIELD BOND
Series I Class                    0.73%         0.05%       0.02%           --          0.80%              --               0.80%
Series II Class                   0.73%         0.25%       0.06%           --          1.04%              --               1.04%
U.S. LARGE CAP
Series I Class                    0.83%         0.05%       0.03%           --          0.91%              --               0.91%
Series II Class                   0.83%         0.25%       0.03%           --          1.11%              --               1.11%
UTILITIES
Series I Class                    0.83%         0.05%       0.12%           --          1.00%              --               1.00%
Series II Class                   0.83%         0.25%       0.12%           --          1.20%              --               1.20%
VALUE
Series I Class                    0.74%         0.05%       0.05%           --          0.84%              --               0.84%
Series II Class                   0.74%         0.25%       0.05%           --          1.04%              --               1.04%

                                                                       ACQUIRED
                                                                       FUND FEES       TOTAL       CONTRACTUAL
FUNDS                           MANAGEMENT      12B-1      OTHER          AND        OPERATING        EXPENSE        NET OPERATING
                                   FEES         FEES     EXPENSES(1)   EXPENSES     EXPENSES(2)    REIMBURSEMENT       EXPENSES
FAM VARIABLE SERIES FUNDS,
INC.
  BlackRock Value
  Opportunities V.I. Fund(11)     0.75%         0.15%       0.09%         0.03%         1.02%              --               1.02%
  BlackRock Basic Value
  V.I. Fund(11)                   0.60%         0.15%       0.07%         0.01%         0.83%              --               0.83%
  BlackRock Global
  Allocation V.I. Fund(11)        0.65%         0.15%       0.14%         0.01%         0.95%              --               0.95%
PIMCO VARIABLE INSURANCE
TRUST (CLASS M):
  VIT All Asset Portfolio         0.175%        0.25%       0.25%(12)     0.61%(13)    1.485%              --              1.485%



----------
*     See notes beginning after next table.

                              FEEDER FUNDS(14)                                    MASTER FUND(14)
                                                                                                                            TOTAL
                                                                       TOTAL                                               MASTER &
                              MANAGEMENT       12B-1      OTHER      OPERATING       MANAGEMENT       12B-1     OTHER       FEEDER
                                 FEES          FEES      EXPENSES    EXPENSES         FEES(15)        FEES     EXPENSES    EXPENSES
AMERICAN ASSET
ALLOCATION(6)
Series I Class                    --           0.60%       0.03%        0.63%           0.32%           --        0.01%        0.96%
Series II Class                   --           0.75%       0.03%        0.78%           0.32%           --        0.01%        1.11%
AMERICAN BLUE CHIP INCOME
AND GROWTH
Series I Class                    --           0.35%       0.04%        0.39%           0.42%         0.25%       0.01%        1.07%
Series II Class                   --           0.50%       0.04%        0.54%           0.42%         0.25%       0.01%        1.22%
AMERICAN BOND
Series I Class                    --           0.35%       0.03%        0.38%           0.41%         0.25%       0.01%        1.05%
Series II Class                   --           0.50%       0.03%        0.53%           0.41%         0.25%       0.01%        1.20%
AMERICAN GLOBAL GROWTH(6)
Series I Class                    --           0.60%       0.03%        0.63%           0.55%           --        0.04%        1.22%
Series II Class                   --           0.75%       0.03%        0.78%           0.55%           --        0.04%        1.37%
AMERICAN GLOBAL SMALL
CAP(6)
Series I Class                    --           0.60%       0.03%        0.63%           0.72%           --        0.05%        1.40%
Series II Class                   --           0.75%       0.03%        0.78%           0.72%           --        0.05%        1.55%
AMERICAN GROWTH
Series I Class                    --           0.35%       0.03%        0.38%           0.32%         0.25%       0.02%        0.97%
Series II Class                   --           0.50%       0.03%        0.53%           0.32%         0.25%       0.02%        1.12%
AMERICAN GROWTH-INCOME
Series I Class                    --           0.35%       0.03%        0.38%           0.27%         0.25%       0.01%        0.91%
Series II Class                   --           0.50%       0.03%        0.53%           0.27%         0.25%       0.01%        1.06%
AMERICAN HIGH-INCOME(6)
Series I Class                    --           0.60%       0.03%        0.63%           0.48%           --        0.01%        1.12%
Series II Class                   --           0.75%       0.03%        0.78%           0.48%           --        0.01%        1.27%
AMERICAN INTERNATIONAL
Series I Class                    --           0.35%       0.03%        0.38%           0.50%         0.25%       0.05%        1.18%
Series II Class                   --           0.50%       0.03%        0.53%           0.50%         0.25%       0.05%        1.33%
AMERICAN NEW WORLD(6)
Series I Class                    --           0.60%       0.03%        0.63%           0.81%           --        0.08%        1.52%
Series II Class                   --           0.75%       0.03%        0.78%           0.81%           --        0.08%        1.67%



FOOTNOTES TO EXPENSE TABLE:



-------------
(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(4) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(5) The Adviser has contractually agreed to limit "Other Expenses" for the Emerging Growth Trust and Global Trust as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.

(6) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(7) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.

(8) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.

(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.

(10) The Real Return Bond Trust is subject to a voluntary advisory fee waiver as noted under "Advisory Fee Waivers and Expense Reimbursement."

(11) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include Acquired Fund Fees and Expenses.

(12) "Other Expenses" reflect an administrative fee of 0.25%.

(13) Acquired Fund Fees and Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional shares of these Underlying Funds. Acquired Fund Fees and Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.

(14) A "feeder fund" means that the Fund does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. The Prospectus of the master fund for each of these feeder funds will be delivered together with this Prospectus.

(15) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.

We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

      IV. General Information about Us, the Separate Accounts and the Funds

THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract is issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature.
John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:

AAA                     Extremely strong financial security
Standard & Poor's       characteristics; 1st category of 21

A++                     Superior companies have a very strong
A.M. Best               ability to meet their obligations; 1st
                        category of 16

AA+                     Very strong capacity to meet
Fitch                   policyholder and contract obligations;
                        2nd category of 24

John Hancock USA has also received the following rating from Moody's:

Aa2                      Excellent in financial strength; 3rd
Moody's                  category of 21

These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA Fixed Annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all Fixed Annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:

     - the liability to pay contractual claims under the contracts is assumed by another insurer; or

     - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.

For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as The Manufacturers Life Insurance Company (U.S.A.), became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a separate account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its contracts. The merger had no other effects on the terms and conditions of contracts issued prior to January 1, 2002.

For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a separate account under the laws of New York.

The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.

We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

THE FUNDS

When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:

     -    the John Hancock Trust; or

     - the PIMCO Variable Insurance Trust with respect to the "PIMCO VIT All Asset Portfolio"; or

     - for certain John Hancock USA Contracts issued before January 28, 2002, the BlackRock Variable Series Funds, Inc. with respect to the "BlackRock Basic Value V.I. Fund," the "BlackRock Value Opportunities V.I. Fund" and the "BlackRock Global Allocation V.I. Fund."

THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.

Investment Management

The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.

The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.

The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

The All Asset Fund of the PIMCO Trust receives investment advisory services from Pacific Investment Management Company LLC ("PIMCO") and pays investment management fees to PIMCO.

The BlackRock Basic Value V.I. Fund, BlackRock Value Opportunities V.I. Fund, and the BlackRock Global Allocation V.I. Fund receive investment advisory services from BlackRock Advisors, LLC. BlackRock Advisors, LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate, to act as the investment sub-adviser to the BlackRock Basic Value V.I. Fund and the BlackRock Value Opportunities V.I. Fund and BlackRock Asset Management U.K. Limited ("BAM UK") to act as the investment sub-adviser to the BlackRock Global Allocation V.I. Fund and may pay BIM and BAM UK[MLAM UK] a portion of the annual management fee it receives from each respective Fund.

If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

Fund Expenses

The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.

The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.

Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT

American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.

Fund Investment Objectives and Strategies

You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.

   The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See APPENDIX D: Optional Guaranteed Minimum
                             Withdrawal Benefits).

AIM CAPITAL MANAGEMENT, INC.
       All Cap Growth Trust                     Seeks long-term capital appreciation.  To do this, the Fund invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
       Small Company Trust                      Seeks long-term capital growth.  To do this, the Fund will invest at least 80% of its net assets in stocks of small U.S. companies.

BLACKROCK INVESTMENT MANAGEMENT, LLC
       Large Cap Value Trust                    Seeks long-term growth of capital.  To do this, the Fund invests at least 80% of its net assets in equity securities of large cap U.S. companies with strong relative earnings growth, earnings quality and good relative valuation.

CAPITAL GUARDIAN TRUST COMPANY
       Income & Value Trust                     Seeks the balanced accomplishment of (a) conservation of principal and (b)
                                                long-term growth of capital and income.  To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the portfolios.

       U.S. Large Cap Trust                     Seeks long-term growth of capital and income.  To do this, the Fund invests at least 80% of its net assets in equity and equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.

CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)
       American Asset Allocation Trust          Seeks to provide high total return (including income and capital gains)
                                                consistent with preservation of capital over the long term.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American
                                                Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

       American Blue Chip Income & Growth Trust Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index)1 and to provide an opportunity for growth of principal consistent with sound common stock investing.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series Blue Chip
                                                Income and Growth Fund, which invests primarily in common stocks of larger, more established companies based in the U.S.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


       American Bond Trust                      Seeks to maximize current income and preserve capital.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American
                                                Funds Insurance Series Bond Fund, which normally invests at least 80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to
                                                35% in lower rated fixed income securities.

       American Global Growth Trust             Seeks to provide high total return (including income and capital gains)
                                                consistent with preservation of capital over the long term.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American
                                                Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.

       American Global Small Cap Trust          Seeks to make the shareholders' investment grow over time.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American
                                                Funds Insurance Series Global Small Capitalization Fund, which invests primarily in stocks of smaller companies located around the world.  Normally, the Fund invests at least 80% of its assets in equity securities of companies with small market capitalizations.

       American Growth Trust                    Seeks to make the shareholders' investment grow.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds
                                                Insurance Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

       American Growth-Income Trust             Seeks to make the shareholders' investments grow and to provide the shareholder with income over time.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance Series Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

       American High Income Trust               Seeks to provide a high level of current income and, secondarily, capital appreciation.  To do this, the Fund invests all of its assets in the master fund,
                                                Class 1 shares of the American Funds Insurance Series High-Income Bond Fund,
                                                which invests at least 65% of its assets in higher yielding and generally lower quality debt securities, and normally invests at least 80% in bonds and up to 20%
                                                in equity securities.

       American International Trust             Seeks to make the shareholders' investment grow.  To do this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds
                                                Insurance Series International Fund, which invests primarily in common stocks of companies located outside the United States.

     American New World Trust                   Seeks to make the shareholders' investment grow over time.  To do this, the Fund invests all of its assets in the master fund, Class 1 shares of the American
                                                Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

CLEARBRIDGE ADVISERS, LLC

       Special Value Trust                      Seeks long-term capital growth.  To do this, the Fund invests at least 80% of the value of its net assets in common stocks and other equity securities of small capitalization U.S. companies. The subadviser emphasizes individual security selection while spreading the Fund's investments among industries and sectors.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


DAVIS SELECTED ADVISERS, L.P.
       Financial Services Trust                 Seeks growth of capital.  To do this, the Fund invests at least 80% of its net assets in companies that are principally engaged in financial services.

       Fundamental Value Trust                  Seeks growth of capital.  To do this, the Fund invests in common stocks of U.S.
                                                companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH COMPANY
       Active Bond Trust 2                      Seeks income and capital appreciation.  To do this, the Fund invests at least 80%
                                                of its net assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
       All Cap Core Trust                       Seeks long-term growth of capital.  To do this, the Fund invests in common stocks and other equity securities within all asset classes (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets.  The Fund may also invest in U.S.
                                                Government securities.

       Dynamic Growth Trust                     Seeks long-term growth of capital.  To do this, the Fund invests at least 80% of its net assets in stocks and other equity securities of medium-sized U.S.
                                                companies with strong growth potential.

       Real Estate Securities Trust             Seeks to achieve a combination of long-term capital appreciation and current income.  To do this, the Fund invests at least 80% of its net assets in equity securities of REITs and real estate companies.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
       U.S. Core Trust                          Seeks a high total return.  To do this, the Fund invests at least 80% of its net
       (formerly, Growth & Income Trust)        assets in investments tied economically to the U.S., and which are undervalued or have improving fundamentals.

       International Core Trust                 Seeks high total return.  To do this, the Fund typically invests at least 80% of
       (formerly, International Stock Trust)    its total assets in a diversified portfolio of equity investments from a number of developed markets outside the U.S.

INDEPENDENCE INVESTMENT LLC
       Small Cap Trust                          Seeks maximum capital appreciation consistent with reasonable risk to principal.
                                                To do this, the Fund invests at least 80% of its net assets in equity securities of small-cap companies.

JENNISON ASSOCIATES LLC
       Capital Appreciation Trust               Seeks long-term growth of capital.  To do this, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies that exceed
                                                $1 billion in market capitalization and have above-average growth prospects.

LEGG MASON CAPITAL MANAGEMENT, INC.
       Core Equity Trust                        Seeks long-term capital growth.  To do this, the Fund invests at least 80% of its net assets in equity securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


LORD ABBETT & CO. LLC
       All Cap Value Trust                      Seeks capital appreciation.  To do this, the Fund invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Fund invests the remainder of its assets in undervalued mid-sized and small company securities.

       Mid Cap Value Trust                      Seeks capital appreciation.  To do this, the Fund invests at least 80% of its net assets in stocks of mid-sized companies that have the potential for significant market appreciation due to growing recognition of improvement in their financial results or anticipation of such improvement.

MARSICO CAPITAL MANAGEMENT, LLC
       International Opportunities Trust        Seeks long-term growth of capital.  To do this, the Fund invests at least 65% of its total assets in common stocks of at least three different foreign companies of any size that are selected for their long-term growth potential.

MASSACHUSETTS FINANCIAL SERVICES COMPANY
       Utilities Trust                          Seeks capital growth and current income (income above that available from a Fund invested entirely in equity securities).  To do this, the Fund invests at least
                                                80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
       500 Index Trust                          Seeks to approximate the aggregate total return of abroad U.S. domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P 500 Index(1) and securities that as a group will behave in a manner similar to the index.

       Franklin Templeton Founding Allocation   Seeks long-term growth of capital.  To do this, the Fund invests primarily in
       Trust                                    three JHT portfolios: Global Trust, Income Trust and Mutual Shares Trust.  The
                                                Fund is a fund of funds and is also authorized to invest in NAV shares of many other JHT portfolios and other investment companies.

       Index Allocation Trust                   Seeks long term growth of capital. Current income is also a consideration.  To do this, the Fund invests approximately 70% of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately
                                                30% of its total assets in JH portfolios which invest primarily in fixed income securities.

       Lifestyle Aggressive (3)                 Seeks long-term growth of capital. Current income is not a consideration.  To do this, the Fund invests 100% of its assets in JHT Funds which invest primarily in equity securities.

       Lifestyle Balanced (3)                   Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.  To do this, the Fund invests approximately 40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.

       Lifestyle Conservative (3)               Seeks a high level of current income with some consideration given to growth of capital.  To do this, the Fund invests approximately 80% of its assets in JHT
                                                Funds which invest primarily in fixed income securities and approximately 20% in
                                                Funds which invest primarily in equity securities.

       Lifestyle Growth (3)                     Seeks long-term growth of capital. Current income is also a consideration.  To do this, the Fund invests approximately 20% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in Funds which invest primarily in equity securities.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
       Lifestyle Moderate 3                     Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.  To do this, the Fund invests approximately
                                                60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.

       Mid Cap Index Trust                      Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the S&P Mid Cap 400 Index(1) and securities that as a group behave in a manner similar to the index.

       Money Market Trust                       Seeks to obtain maximum current income consistent with preservation of principal and liquidity.  To do this, the Fund invests in high quality, U.S. dollar denominated money market instruments.

       Pacific Rim Trust                        Seeks to achieve long-term growth of capital.  To do this, the Fund invests at least 80% of its net assets in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets.

       Quantitative All Cap Trust               Seeks long-term growth of capital.  To do this, the Fund invests at least 65% of its total assets in equity securities of large, mid and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.

       Quantitative Mid Cap Trust               Seeks long-term capital growth.  To do this, the Fund invests at least 80% of its net assets in U.S. mid-cap and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

       Quantitative Value Trust                 Seeks long-term capital appreciation.  To do this, the Fund invests at least 65%
                                                of its total assets in large-cap U.S. securities with the potential for long-term growth of capital.

       Small Cap Index Trust                    Seeks to approximate the aggregate total return of as mall cap U.S. domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the Russell 2000 Index(4) and securities that as a group behave in a manner similar to the index.

       Total Stock Market Index Trust           Seeks to approximate the aggregate total return of abroad U.S. domestic equity market index.  To do this, the Fund invests at least 80% of its net assets in the common stocks in the Wilshire 5000 Index(5) and securities that as a group will behave in a manner similar to the index.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC
       Emerging Growth Trust                    Seeks superior long-term rates of return through capital appreciation.  To do this, the Fund invests primarily in high quality securities of small-cap U.S.
                                                companies whose growth prospects are better than average because they have a unique product or a technology/service edge or an expanding market share.

       High Income Trust                        Seeks a high level of current income; capital appreciation is a secondary goal.
                                                To do this, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities that are rated BB/Ba or lower or are unrated equivalents.

       Strategic Income Trust                   Seeks a high level of current income.  To do this, the Fund invests at least 80%
                                                of its assets in foreign government and corporate debt securities from developed and emerging markets, U.S. Government and agency securities and domestic high yield bonds.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


MUNDER CAPITAL MANAGEMENT
       Small Cap Opportunities                  Seeks long-term capital appreciation.  To do this, the Fund invests at least 80%
       Trust                                    of its net assets in equity securities of small-capitalization companies.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
       Global Bond Trust                        Seeks maximum total return, consistent with preservation of capital and prudent investment management.  To do this, the Fund invests at least 80% of its net assets in fixed income instruments, futures contracts (including related options)
                                                with respect to such securities and options on such securities.

       Real Return Bond Trust                   Seeks maximum real return, consistent with preservation of real capital and prudent investment management.  To do this, the Fund invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S.
                                                and non-U.S. governments, their agencies or instrumentalities and corporations.

       Total Return Trust                       Seeks maximum total return, consistent with preservation of capital and prudent investment management.  To do this, the Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

PZENA INVESTMENT MANAGEMENT, LLC
       Classic Value Trust                      Seeks long-term growth of capital.  To do this, the Fund invests at least 80% of its assets in domestic equity securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.

RCM CAPITAL MANAGEMENT LLC
       Emerging Small Company Trust             Seeks long term capital appreciation.  To do this, the Fund invests at least 80%
                                                of its net assets in common stocks and other equity securities of U.S. companies that have a small market capitalization.  EFFECTIVE MAY 28, 2007, the Investment
                                                Strategy is: The Fund invests at least 80% of its net assets in securities of small cap companies.  The subadviser seeks to create an investment portfolio of growth stocks across major industry groups.

SSGA FUNDS MANAGEMENT, INC.
       International Equity Index Trust A       Seeks to track the performance of abroad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging market countries.  To do this, the Fund invests at least 80% of its assets in securities listed in the MSCI All Country World ex-U.S. Index.(6)

SUSTAINABLE GROWTH ADVISERS, L.P.
       U.S. Global Leaders Growth Trust         Seeks long-term growth of capital.  To do this, the Fund invests least 80% of its net assets in stocks of companies determined to have a high degree of predictability and above average sustainable long-term growth.

RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.
       Science & Technology Trust(7)            Seeks long-term growth of capital. Current income is incidental to the Fund's objective.  To do this, the Fund invests at least 80% of its net assets in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


T. ROWE PRICE ASSOCIATES, INC.
       Blue Chip Growth Trust                   Seeks to provide long-term growth of capital. Current income is a secondary objective.  To do this, the Fund invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.

       Equity-Income Trust                      Seeks to provide substantial dividend income and also long-term capital appreciation.  To do this, the Fund invests at least 80% of its net assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.

       Health Sciences Trust                    Seeks long-term capital appreciation.  To do this, the Fund invests at least 80%
                                                of its net assets in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

       Small Company Value Trust                Seeks long-term growth of capital.  To do this, the Fund will invest at least 80%
                                                of its net assets in small companies whose common stocks are believed to be undervalued.

TEMPLETON GLOBAL ADVISORS LIMITED
       Global Trust                             Seeks long-term capital appreciation.  To do this, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
       International Small                      Seeks long-term capital appreciation.  To do this, the Fund invests at least 80%
       Cap Trust                                of its net assets in securities issued by foreign small-cap companies in emerging markets.

       International Value Trust                Seeks long-term growth of capital.  To do this, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.

UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.
       Global Allocation Trust                  Seeks total return, consisting of long-term capital appreciation and current income.  To do this, the Fund invests in equity and fixed income securities of issuers located within and outside the U.S. based on prevailing market conditions.

       Large Cap Trust                          Seeks to maximize total return, consisting of capital appreciation and current income.  To do this, the Fund invests at least 80% of its net assets in equity securities of U.S. large capitalization companies whose estimated fundamental value is greater than its market value at any given time.

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
       Value Trust                              Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.  To do this, the Fund invests at least 65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
       Investment Quality Bond Trust            Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity.  To do this, the Fund invests at least 80% of its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

                               JOHN HANCOCK TRUST

We show the Fund's manager (i.e. subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.


WELLINGTON MANAGEMENT COMPANY, LLP - CONTINUED

       Mid Cap Intersection Trust               Seeks long-term growth of capital.  To do this, the Fund invests at least 80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

       Natural Resources Trust                  Seeks long-term total return.  To do this, the Fund will invest at least 80% of its net assets in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.

       Small Cap Growth Trust                   Seeks long-term capital appreciation.  To do this, the Fund will invest at least
                                                80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

       Small Cap Value Trust                    Seeks long-term capital appreciation.  To do this, the Fund will invest at least
                                                80% of its net assets in small-cap companies that are believed to be undervalued.

WELLS FARGO FUND MANAGEMENT, LLC
       Core Bond Trust                          Seeks total return consisting of income and capital appreciation.  To do this, the Fund invests at least 80% of its net assets in a broad range of investment grade debt securities, including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and money market instruments, that offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.

       U.S. High Yield Bond Trust               Seeks total return with a high level of current income.  To do this, the Fund invests at least 80% of its net assets in corporate debt securities that are below investment grade, including preferred and other convertible high yield securities.

WESTERN ASSET MANAGEMENT COMPANY
       High Yield Trust                         Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.  To do this, the Fund invests at least 80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S. Government and foreign securities.

       Strategic Bond Trust                     Seeks a high level of total return consistent with preservation of capital.  To do this, the Fund invests at least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.

       U.S. Government Securities Trust         Seeks to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.  To do this, the Fund invests at least 80%
                                                of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                      BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK INVESTMENT MANAGEMENT, LLC
       BlackRock Basic Value V. I. Fund         The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

       BlackRock Value Opportunities V. I.      The investment objective of the Fund is to seek long-term growth of capital.
       Fund

BLACKROCK ASSET MANAGEMENT U.K. LIMITED
       BlackRock Global Allocation V. I. Fund   The investment objective of the Fund is to seek high total investment return.

                         PIMCO VARIABLE INSURANCE TRUST


PACIFIC INVESTMENT MANAGEMENT COMPANY
       PIMCO VIT All Asset Portfolio            The Fund invests primarily in a diversified mix of:  (a) common stocks of large and mid sized U.S. companies, and (b) bonds with an overall intermediate term average maturity.

(1) "Standard & Poor's(R)," "Standard & Poor's 500(R)," and S&P Mid Cap 400(R) are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.

(2) The Active Bond Trust also is subadvised by MFC Global Investment Management (U.S.), LLC.

(3) Deutsche Investment Management Americas Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.

(4) "Russell 2000(R)"is a trademark of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.

(5) "Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.

(6) "MSCI All Country World ex-US Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.

(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.

During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.

We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract

ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

John Hancock USA has issued Group Contracts to Venture(R) Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments

You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Enhancement (only available in New York), the minimum initial Purchase Payment was $10,000.

Subsequent Purchase Payments must be at least $30, unless you purchased a VEN 1 Contract. In that case, subsequent Purchase Payments must be $25 for a VEN 1 Qualified Contract and $300 for a VEN 1 Non-Qualified Contract. Purchase Payments may be made at any time and must be in U.S. dollars.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:

     - You purchased your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;

     - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

     - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

     - You purchased a Contract that will be used within our Individual 401(k) Program;

     - You purchased a new Qualified Plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;

     - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.

If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:

     - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     - the Contract Value at the end of such two year period is less than $2,000.

Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.

As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VIII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

The optional Payment Enhancement Rider was only available in New York.

Payment Enhancement

The optional Payment Enhancement Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Enhancement Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Enhancement Rider at issue and once elected is irrevocable. The minimum initial Purchase Payment required to elect the Payment Enhancement was $10,000. We imposed an additional fee for the Payment Enhancement Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Enhancement Rider, we add a Payment Enhancement to your Contract when you make a Purchase Payment. The Payment Enhancement is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, or between October 16, 2006 and April 30, 2007, the Payment Enhancement was 5%. The Payment Enhancement is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT ENHANCEMENT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Enhancement.

RIGHT TO REVIEW CONTRACT. If you exercised your right to return your Contract during the "ten day right to review period," John Hancock New York would have reduced the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. Therefore, you bore the risk that if the market value of the Payment Enhancement had declined, we would still have recovered the full amount of the Payment Enhancement. However, earnings attributable to the Payment Enhancement would not have been deducted from the amount paid to you. If a Contract was issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York would have returned the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Enhancements are not considered to be "investment in the contract" for income tax purposes (see "VIII. Federal Tax Matters").

MATTERS TO CONSIDER ABOUT THE PAYMENT ENHANCEMENT. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Enhancement as opposed to a Contract without a Payment Enhancement. For example, the higher charges for a Contract with a Payment Enhancement may over time exceed the amount of the Payment Enhancement and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:

     -    The length of time that you plan to own your Contract;

     -    The frequency, amount and timing of any partial surrenders;

     -    The amount and frequency of your Purchase Payments.

Choosing the Payment Enhancement is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Enhancement include the withdrawal charge and the asset based charges (see "VII. Charges and Deductions").

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Enhancement may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT ENHANCEMENT. If you elected the Payment Enhancement Rider, the Separate Account Annual Expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment Enhancement is elected is 8% (as opposed to 6% with no Payment Enhancement) and the withdrawal charge period is 8 years if the Payment Enhancement is elected (as opposed to 7 years with no Payment Enhancement).

Accumulation Units

During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units

The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.

We use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor

The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

     - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

     - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.

Transfers Among Investment Options

During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If after the transfer the amount remaining in the Investment Account is less than $100, then we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.

Investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their investment options on a daily basis and allow transfers among investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a variable investment option since such activity may expose a variable investment option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another variable investment option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.

We reserve the right to take other actions to restrict trading, including, but not limited to:

     -    restricting the number of transfers made during a defined period;

     -    restricting the dollar amount of transfers;

     - restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

     -    restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.

ADDITIONAL TRANSFER REQUIREMENTS FOR VEN 1 AND VEN 3 CONTRACTS. We impose additional requirements under VEN 1 and VEN 3 Contracts. Under these Contracts, Owners may transfer all or part of their Contract Value to a Fixed Annuity Contract issued by us at any time. In such case, we will waive any withdrawal charge that would otherwise be applicable under the terms of the Contract. Similarly, we will permit holders of such fixed Contracts to transfer certain Contract Values to the Separate Account. In such case, the Contract Values transferred will be attributable to certain Purchase Payments made under the fixed Contract. For purposes of calculating the withdrawal charge under the Contract, the Contract Date will be deemed to be the date of the earliest Purchase Payment transferred from the fixed Contract and the date of other Purchase Payments transferred will be deemed to be the dates actually made under the fixed Contract. A transfer of all or a part of the Contract Value from one Contract to another may be treated as a distribution of all or a part of the Contract Value for Federal tax purposes.


Under the VEN 1 Contract, a Contract Owner may transfer prior to the Maturity Date amounts among Investment Accounts of the Contract without charge, but such transfers cannot be made on more than two occasions in any Contract Year. After annuity payments have been made for at least 12 months under a VEN 1 Contract, all or a portion of the assets held in a Sub-Account with respect to the Contract may be transferred by the Annuitant to one or more other Sub-Accounts. Such transfers can be made only once each 12 months upon notice to us at least 30 days before the due date of the first annuity payment to which the change will apply.



In addition to the transfer restrictions that we impose, the John Hancock Trust, BlackRock Variable Series Funds, Inc. and PIMCO Variable Insurance Trust also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.



Maximum Number of Investment Options



There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").



We permit you to make certain types of transactions by telephone or electronically through the internet.


Telephone and Electronic Transactions

We automatically permit you to request transfers and withdrawals by telephone. We also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.


We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we record all conversations with you. When someone contacts us by telephone and follows our procedures, we assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:



      -     any loss or theft of your password; or



      -     any unauthorized use of your password.


We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing programs.

Special Transfer Services - Dollar Cost Averaging Program

We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program


We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program). You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.



For rebalancing programs begun on or after October 1, 1996, we will permit asset rebalancing on the following time schedules:



      - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);



      - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or



      - annually on December 26th (or the next Business Day if December 26th is not a Business Day).


Rebalancing will continue to take place on the last Business Day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

Secure Principal Program Contracts issued prior to December 30, 2002 by John Hancock USA and Contracts issued prior to March 24, 2003 by John Hancock New York had the option to participate in our Secure Principal Program. Under the Secure Principal Program the initial Purchase Payment was split between a 7 year Fixed Investment Option and Variable Investment Options. We guarantee that percentage of the initial Purchase Payment you allocated to your 7 year Fixed Investment Option will grow to an amount at least equal to your total initial Purchase Payment at the end of the guaranteed period. The balance of the initial Purchase Payment was allocated among the Investment Options indicated on the Contract specifications page. You may obtain full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center.

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals

During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."


There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.



We pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:



      - the New York Stock Exchange is closed (other than customary weekend and holiday closings);



      -     trading on the New York Stock Exchange is restricted;



      - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in a Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or



      - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.



Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VIII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").



IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges and, for Contracts issued with an optional minimum guaranteed withdrawal benefit Rider, Reset provisions (see "VI. Optional Benefits"). If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.



TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals.

Special Withdrawal Services - The Income Plan

We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the DCA Program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.


Optional Guaranteed Minimum Withdrawal Benefits



      - Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, and Principal Plus for Life Plus Spousal Protection optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under these optional benefit Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.



If you die during the Accumulation Period, we distribute death benefits that might exceed your Contract Value.



Death Benefits During the Accumulation Period



The Contracts described in this Prospectus generally provide for distribution of death benefits before a Contract's Maturity Date.



We use the term OWNER-DRIVEN when we describe death benefits under some versions of the Contracts (VEN 24, VEN 22 and VEN 20), where we determine a death benefit upon the death of the Owner during the Accumulation Period. Under these versions, we do not pay a death benefit upon the death of an Annuitant before the Maturity Date, unless:



      -     You, the Owner, are the Annuitant, or



      - We issued your Contract to an Owner that is not an individual (for example the Owner is a trust) and we deem the Annuitant to be the Owner for purposes of determining the death benefit.


We use the term ANNUITANT-DRIVEN when we describe death benefits under other versions of the Contracts (VEN 9, VEN 8, VEN 7, VEN 3 and VEN 1), where we determine a death benefit on the Annuitant's death, instead of the Owner's death, if the Annuitant predeceases the Owner during the Accumulation Period. Even under Annuitant-driven Contracts, however, we will make a distribution of Contract Value if you are the Owner, but not the Annuitant, and you predecease the Annuitant during the Accumulation Period. For purposes of determining the amount of any death benefits, we treat the Annuitant as an Owner under Non-Qualified Contracts where the Owner is not an individual (for example, the Owner is a corporation or a trust). We treat a change in the Annuitant or any co-Annuitant under this type of Annuitant-driven Contract as the death of the Owner and distribute Contract Value. In cases where a change in the Annuitant (or co-Annuitant) results in a distribution, we will reduce the amount by charges which would otherwise apply upon withdrawal. If a Non-Qualified Contract has both an individual and a non-individual Owner, we will determine death benefits as provided in the Contract upon the death of the Annuitant or any individual Owner, whichever occurs earlier.


The death benefit under Owner-driven and Annuitant-driven Contracts is the greater of:



      -     the Contract Value; or



      -     the respective minimum death benefit described below.


The minimum death benefits provided under both Owner-driven and Annuitant-driven Contracts differ, depending on when you purchased a Contract, our maximum limits on death benefits at that time, the jurisdiction in which we issued a Contract, and the age of the oldest Owner (or Annuitant) on the date of issue. In addition, you may have purchased a Contract with an optional benefit Rider that will enhance the amount of death benefit.

You should read your Contract carefully to determine the minimum death benefit under your Contract and any enhanced death benefit payable during the Accumulation Period.


We decrease the death benefit by the amount of any Debt under a Contract (including any unpaid interest), and adjust the death benefit if you make withdrawals. We increase the death benefit by any optional enhanced death benefits that you may have purchased.

MINIMUM DEATH BENEFIT - OWNER-DRIVEN CONTRACTS. We describe principal features of the applicable minimum death benefit on Owner-driven Contracts in the text below each of the following tables.


CONTRACT VERSION            AVAILABILITY(1)         DEATH BENEFIT BASED ON
----------------   ------------------------------   ----------------------
 VENTURE(R) 2006          May 2006-May 2007              Oldest Owner
   Ven 20, 22            May 1998 - May 2006             Oldest Owner
Ven 24 (NY Only)   May, 1999 - May 2006 (NY Only)        Oldest Owner


-----------


(1)   Subject to availability in each state.




Minimum Death Benefit Limits: Adjustment for partial withdrawals. We limit the minimum death benefit on this type of VEN 20, VEN 22, VENTURE(R) 2006 Contract to $10,000,000, except for (a) Contracts issued in HI, MA, MN, NY & VT; (b) Contracts issued prior to July 25, 2003 in Illinois and Pennsylvania; and (c) Contracts issued prior to June 2, 2003 in all other states. We will also reduce the minimum death benefit proportionally in connection with partial withdrawals. For Contracts issued prior to January 1, 2003, however, the amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal.


Principal Features - Oldest Owner less than age 81 at issue. During the first Contract Year, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.


The minimum death benefit during any Contract Year after the first Contract Year equals the greater of (i) or (ii), where:



      (i) equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals; and



      (ii) is the greatest Anniversary Value prior to the oldest Owner's attained age 81. "Anniversary Value" is the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.


Principal Features - Oldest Owner age 81 or more at issue. The minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.


CONTRACT VERSION      AVAILABILITY       DEATH BENEFIT BASED ON
----------------   -------------------   ----------------------
 Venture(R) 2006    May 2006-May 2007         Oldest Owner
   Ven 20, 22      May 1994 - May 1998        Oldest Owner



Principal Features. Oldest Owner less than 81 at issue and Owner dies prior to his or her 85(th) birthday. During the first Contract Year, the minimum death benefit on this type of VEN 20, VEN 22, AND VENTURE(R) 2006 Contract is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.



During any subsequent Contract Year, the minimum death benefit is the death benefit on the last day of the previous Contract Year, plus any Purchase Payments made and less any amounts deducted in connection with partial withdrawals since then. If any Owner dies after his or her 85(th) birthday, however, the minimum death benefit is the sum of all Purchase Payments made, less any amounts deducted in connection with partial withdrawals.



Principal Features. Oldest Owner age 81 or more at issue. The minimum death benefit will be the Contract Value less any applicable withdrawal charge at the time of payment of benefits. For Contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.


The amount deducted in connection with partial withdrawals will be the dollar amount of the partial withdrawal. Withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an Annuity Option).

Limited Availability. We issued this version of the VEN 20, and VEN 22 Contracts in Puerto Rico and during the dates shown below:


FROM AUGUST 15 , 1994 TO:     IN THE STATES OF:
---------------------------   ------------------------------------------------------------------------------------------------------
May 1, 1998                   Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                              Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada,
                              New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island,
                              South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming
June 1, 1998                  Connecticut
July 1, 1998                  Minnesota, Montana, District of Columbia
October 1, 1998               Texas
February 1, 1999              Massachusetts
March 15, 1999                Florida, Maryland, Oregon
November 1, 1999              Washington

MINIMUM DEATH BENEFIT - ANNUITANT-DRIVEN CONTRACTS. We describe principal features of the applicable minimum death benefit on Annuitant-driven Contracts in the following sub-sections and in the text below each of the following tables.

Death of Annuitant who is not the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary upon the death of the Annuitant if the Owner is not the Annuitant and the Annuitant dies before the Owner and before the Maturity Date. If there is more than one such Annuitant, the minimum death benefit will be paid on the death of the last surviving co-Annuitant, if any, if death occurs before the Owner's death and before the Maturity Date. The death benefit will be paid either as a lump sum or in accordance with any of the distribution options available under the Contract. VEN 7, VEN 8 and VEN 9: An election to receive the death benefit under an Annuity Option must be made within 60 days after the date on which the death benefit first becomes payable. VEN 7, VEN 8 and VEN 9: Rather than receiving the minimum death benefit, the Beneficiary may elect to continue the Contract as the new Owner. (In general, a Beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit).

Death of Annuitant who is the Owner. We will pay the applicable minimum death benefit, less any Debt, to the Beneficiary if the Owner is the Annuitant, dies before the Maturity Date and is not survived by a co-Annuitant. VEN 7, VEN 8 and VEN 9: If the Contract is a Non-Qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner (the person, persons or entity to become the Owner) instead of the Beneficiary. VEN 3: If the Contract is a Non-Qualified Contract, and a co-Annuitant survives the Owner, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: The Contract does not provide for co-Annuitants or successor Owners.

Death of Owner who is not the Annuitant. VEN 7, VEN 8 and VEN 9: If the Owner is not the Annuitant and dies before the Maturity Date and before the Annuitant, the successor Owner will become the Owner of the Contract. If the Contract is a Non-Qualified Contract, we will distribute an amount equal to the amount payable upon total withdrawal, without reduction for any withdrawal charge, to the successor Owner. If a Non-Qualified Contract has more than one individual Owner, the distribution will be made to the remaining individual Owner(s) instead of a successor Owner. VEN 3: If the Contract is a Non-Qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the successor Owner or to the Contract Owner's estate. VEN 1: If the Contract is a Non-Qualified Contract, instead of a minimum death benefit, we will distribute an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge to the Contract Owner's estate.


CONTRACT VERSION            AVAILABILITY             DEATH BENEFIT BASED ON
----------------   -------------------------------   ----------------------
      Ven 7           August 1989 - April 1999           Any Annuitant
      Ven 8        September 1992 - February 1999        Any Annuitant
 Ven 9 (NY Only)   March 1992 - May 1999 (NY Only)       Any Annuitant


Principal Features of Minimum Death Benefit. During the first six Contract Years, the minimum death benefit on VEN 7, VEN 8 and VEN 9 Contract equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

During any subsequent six Contract Year period, the minimum death benefit is the death benefit as of the last day of the previous six Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then.

If death occurs after the first of the month following the decedent's 85(th) birthday, the minimum death benefit will be the Contract Value on the date due proof of death and all required claim forms are received at the applicable Annuities Service Center.


CONTRACT VERSION           AVAILABILITY           DEATH BENEFIT BASED ON
----------------   ----------------------------   ----------------------
      Ven 3        November 1986 - October 1993        Any Annuitant
      Ven 1            June 1985 - June 1987           Any Annuitant


Principal Features of Minimum Death Benefit. During the first five Contract Years, the minimum death benefit on VEN 3 and VEN 1 Contracts equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

During any subsequent five Contract Year period:


      - For VEN 3, the minimum death benefit is the death benefit as of the last day of the previous five Contract Year period plus any Purchase Payments made and less any amount deducted in connection with partial withdrawals since then;



      - For VEN 1, the minimum death benefit equals the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.

DETERMINATION OF DEATH BENEFIT. We determine the death benefit for both Owner-driven and Annuitant-driven Contracts on the date we receive written notice and "proof of death," as well as all required claims forms from all Beneficiaries, at the applicable Annuities Service Center. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at the applicable Annuities Service Center:



      -     a certified copy of a death certificate; or



      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or



      -     any other proof satisfactory to us.


If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.


DISTRIBUTION OF DEATH BENEFITS. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VIII. Federal Tax Matters" and Appendix
B: "Qualified Plan Types").



In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.


Except as otherwise stated above for certain Annuitant-driven Contracts, we will pay the death benefit to the Beneficiary if any Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. If any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following and as may be stated otherwise for certain Annuitant-driven Contracts:


      -     The Beneficiary will become the Owner.



      - Any excess of the death benefit over the Contract Value will be allocated to the Owner's Investment Accounts in proportion to their relative values on the date of receipt at the applicable Annuities Service Center of due proof of the Owner's death. - No additional Purchase Payments may be made.



      -     Withdrawal charges will be waived for all future distributions.



      - If the deceased Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.



      - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below under "Annuity Options", which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.



      - Alternatively, if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.


A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Optional Enhanced Death Benefits

Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:


      - GUARANTEED EARNINGS MULTIPLIER DEATH BENEFIT. (Not available in New York and Washington.) John Hancock USA offered the Guaranteed Earnings Multiplier Death Benefit Rider between July 2001 and May 2006, subject to state availability. Under the Guaranteed Earnings Multiplier Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under Guaranteed Earnings Multiplier, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) were less than 70 years old when we issued a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) were 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. Guaranteed Earnings Multiplier is available only at Contract issue and cannot be revoked once elected.



      - TRIPLE PROTECTION DEATH BENEFIT. (Not available in New York and Washington) John Hancock USA offered the Triple Protection Death Benefit Rider between December 2003 and December 2004. Triple Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Triple Protection Death Benefit replaces any other death benefit under the Contract. The Triple Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.



      - ANNUAL STEP DEATH BENEFIT. Under the Annual Step Death Benefit Rider, John Hancock USA and John Hancock New York guarantee a minimum death benefit up to the Maturity Date based on the Contract's highest "Anniversary Value" that may be achieved before you (or any joint owner) reach 81 years old. The Annual Step Death benefit was available only at Contract issue and only if you (and every joint Owner) were under age 80 when we issued the Contract. The Rider cannot be revoked once elected.



PAY-OUT PERIOD PROVISIONS



You have a choice of several different ways of receiving annuity payments from us.



General



Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period).



When John Hancock New York issues a Contract in New York, the Maturity Date is the date the oldest Annuitant obtains age 90, unless the Contract's specifications page states otherwise or you later change the date.



When John Hancock USA issues a Contract outside New York:



      - the Maturity Date for Contracts issued prior to May 1, 2006 is the first day of the month following the later of the 85(th) birthday of the oldest Annuitant or the tenth Contract Anniversary (6th Contract Anniversary for VEN 7 and VEN 8 Contracts), and



      - the Maturity Date for Contracts issued on and after May 1, 2006 is the first of the month following of the 95th birthday of the oldest Annuitant or, in some cases, the tenth Contract Anniversary, if later, unless the Contract's specifications page states otherwise or you later change the date.



You should review your Contract carefully to determine the Maturity Date applicable to your Contract.



You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent.

Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.



Annuity Options



Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, an Annuity Option in the form of a life annuity with payments guaranteed for ten years, as described below. We will provide either variable or fixed, or a combination variable and fixed, annuity payments at the Maturity Date. We will determine annuity payments based on the Investment Account Value of each Investment Option on that date. Treasury Department regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence:



      - you will no longer be permitted to make any withdrawals under the Contract;



      - you will no longer be permitted to make or receive any withdrawals under a guaranteed minimum withdrawal benefit Rider; and



      -     we may not change the Annuity Option or the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.


ANNUITY OPTIONS OFFERED IN THE CONTRACT. The Contracts guarantee the availability of the following Annuity Options:



Option 1(a): Non-Refund Life Annuity - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.



Option 1(b): Life Annuity with Payments Guaranteed for 10 Years - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.



Option 2(a): Joint & Survivor Non-Refund Life Annuity - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.



Option 2(b): Joint & Survivor Life Annuity with Payments Guaranteed for 10 Years
- An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.



ADDITIONAL ANNUITY OPTIONS. We currently offer the following Annuity Options which are in addition to the ones we are contractually obligated to make available. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.



Option 3: Life Annuity with Payments Guaranteed for 5, 15 or 20 Years - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.



Option 4: Joint & Two-Thirds Survivor Non-Refund Life Annuity - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

Option 5: Period Certain Only Annuity for 10, 15 or 20 Years - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.



ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider, as described in "Appendix D: Optional Guaranteed Minimum Withdrawal Benefits"). If you purchase a Contract with a guaranteed minimum withdrawal benefit Rider, you may select the additional Annuity Options shown below. Unless we permit otherwise, these additional Annuity Options are only available for Maturity Dates that coincide with the first day of the month following the later of the 90th birthday of the oldest Annuitant or the tenth Contract Anniversary.



PPFL Alternate Annuity Option 1: LIA Fixed Annuity with Period Certain - This option is available if you purchase a Contract with the Principal Plus for Life or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider. If you purchase a Contract with a Principal Plus for Life Plus Spousal Protection Rider, this Annuity Option is available only if one Covered Person, not two, remains under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit rider that you purchased with your Contract, or



      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.



PPFL Alternate Annuity Option 2: Spousal LIA Fixed Annuity with Period Certain - This Annuity Option is available if you purchase a Contract with the Principal Plus for Life Plus Spousal Protection Rider, and both Covered Persons remain under the Rider at the Maturity Date. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetimes of the Annuitant and co-Annuitant. If you elect this option, we will make payments for a certain period and after that during the joint lifetime of the Annuitant and Co-Annuitant. Payments will then continue during the remaining lifetime of the survivor. No payments are due after the death of the last surviving Annuitant or, if later, the end of the certain period. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      - the Lifetime Income Amount, if any, as provided by the Rider that you purchased with your Contract, or



      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 2(a): Joint and Survivor Non-Refund Annuity.



PPFL Alternate Annuity Option 3: Fixed Period Certain Only - This option is available only if:



      - you purchase a Contract with a Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Spousal Protection or a Principal Plus for Life Plus Automatic Annual Step-up optional benefit Rider; and



      - (for Principal Plus for Life, Principal Plus for Life Plus Spousal Protection and Principal Plus for Life Plus Automatic Annual Step-up Riders) there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.



This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up, or the Principal Plus for Life Plus Spousal Protection Rider that you purchased with your Contract, or



      (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:


      - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");



      - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and



      - calculating the present value of these payments at the assumed interest rate of 3%.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.



Determination of Amount of the First Variable Annuity Payment We determine the first Variable Annuity payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.



The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity payment will be.



Annuity Units and the Determination of Subsequent Variable Annuity Payments We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. (For VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts, the assumed interest is 4%.) The smallest annual rate of investment return which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.


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Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.



Transfers During Pay-out Period



Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.


Optional Guaranteed Minimum Income Benefits



Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Program Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Program Riders were available only at Contract issue. The Riders cannot be revoked once elected.


OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your securities dealer at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Enhancement Rider, we will reduce the amount returned to you by the amount of any Payment Enhancement applied to your initial Purchase Payment. See "Payment Enhancement" for additional information.


If you purchase your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new Contract is a replacement of an existing contract.



(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.


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You own the Contract.



Ownership



Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.



In the case of Non-Qualified Contracts, ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.


Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.


GROUP CONTRACTS (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual Contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.


In the case of a group annuity contract, we may not modify the group contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification. (The VEN 8 Contract does not include "free withdrawal percentage" among Contract terms we are authorized to change on 60 days notice to the group holder.)


All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a Contract's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.


ACCEPTANCE OF CONTRACTS. John Hancock USA has discontinued new applications and issuance of new group contracts.


The Annuitant is either you or someone you designate.



Annuitant



The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant". The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.

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If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.


The Beneficiary is the person you designate to receive the death benefit if you die.


Beneficiary


VEN 20, VEN 22, VEN 24, AND VENTURE(R) 2006 CONTRACTS. Under these Contacts, the Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.



VEN 1, VEN 3, VEN 7, VEN 8 AND VEN 9 CONTRACTS. Under these Contracts, the Beneficiary is initially designated in the application. The Beneficiary may be changed during the lifetime of the Annuitant subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us and if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. Prior to the Maturity Date, if no Beneficiary survives the Annuitant, the Contract Owner or the Contract Owner's estate will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.


Misstatement and Proof of Age, Sex or Survival



We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.


INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.


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When you purchased the Contract, certain Fixed Investment Options may have been available to you as detailed below.

John Hancock USA Contracts:


      - FIXED INVESTMENT OPTIONS UNDER VEN 7 AND VEN 8 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue. As of October 7, 2002, new Purchase Payments may not be allocated to the 1 and 3 year Fixed Investment Options and as of December 30, 2002, new Purchase Payments may not be allocated to the 6 year Fixed Investment Option.



      - FIXED INVESTMENT OPTIONS UNDER VEN 20 AND VEN 22 CONTRACTS. For these Contracts, 1 and 3 year Fixed Investment Options were available for Contracts issued prior to October 7, 2002. New Purchase Payments under these Contracts may not be allocated to the 1 or 3 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after October 7, 2002, Purchase Payments and transfers to the 1 and 3 year Fixed Investment Options are not allowed.



      - In addition 5 and 7 year Fixed Investment Options were available for Contracts issued prior to December 30, 2002. New Purchase Payments under these Contracts may not be allocated to the 5 or 7 year Fixed Investment Options but transfers from the Variable Investment Options will be permitted. For Contracts issued on and after December 2002, Purchase Payments and transfers to the 5 and 7 year Fixed Investment Options are not allowed.



      -     FIXED INVESTMENT OPTIONS UNDER VENTURE(R) CONTRACTS (VENTURE(R)
            2006). Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.



      - NO FIXED INVESTMENT OPTIONS FOR VEN 1 AND VEN 3 CONTRACTS. These Contracts do not provide for a fixed-dollar accumulation prior to the Maturity Date. You should disregard the description in this Prospectus of the Fixed Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the Fixed Investment Options.


John Hancock New York Contracts:


      - FIXED INVESTMENT OPTIONS UNDER VEN 9 CONTRACTS. For these Contracts, 1, 3 and 6 year Fixed Investment Options may have been available at issue.



      - FIXED INVESTMENT OPTIONS UNDER VENTURE(R) CONTRACTS (VEN 24). For these Contracts, 1, 3, 5 and 7 year Fixed Investment Options may have been available at issue. If you purchased your Contract on or after March 24, 2003, you may not make Purchase Payments or transfers to the Fixed Investment Options. However, if you purchased your Contract prior to March 24, 2003 and elected any of the available Fixed Investment Options, you may be able to make Purchase Payments and transfer money from the Variable Investment Options to the Fixed Investment Options available under your Contract.



      -     FIXED INVESTMENT OPTIONS UNDER VENTURE(R) CONTRACTS (VENTURE(R)
            2006). Currently, we do not make any Fixed Investment Options available, other than a DCA Fixed Investment Option. If available, Fixed Investment Options will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to your Investment Account for the term of any guarantee period we may make available.


Fixed Investment Options are not available with John Hancock USA Contracts issued in the State of Washington. The States of Washington and New York also restrict Purchase Payments to the Fixed Investment Options if a Guaranteed Retirement Income Program benefit is elected. With respect to John Hancock USA Contracts issued in the State of Oregon, no Purchase Payments may be invested, transferred or reinvested into any available Fixed Investment Option with a guarantee period of more than one year within 15 years of the Maturity Date and no Purchase Payments may be invested in any available Fixed Investment Option after the fifth Contract Year. Certain other states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment

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Options prior to the end of the guarantee period pursuant to the DCA program.
Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.


MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from a Fixed Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The charge compensates us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth in your Contract. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below. In the case of group Contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.



For most Venture(R) Contracts, the adjustment factor is determined by the following formula: 0.75 x (B-A) x C/12 where:



      A -   The guaranteed interest rate on the Investment Account.



      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.



      C - The number of complete months remaining to the end of the guarantee period.


For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.


For VEN 7, VEN 8 and VEN 9 Contracts, however, the maximum difference between "B" and "A" will be 3%. The adjustment factor will never be greater than 2 x (A-4%) and never less than zero. ("A" is the guaranteed interest rate on the Investment Account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn).



The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).


We make no market value charge on withdrawals from the Fixed Investment Options in the following situations:


      - death of the Owner (death of Annuitant under Ven 7, Ven 8 and Ven 9 Contracts);



      -     amounts withdrawn to pay fees or charges;



      - amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;



      - amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period (applicable only to 3- and 6-year Fixed Investment Options for Ven 7, Ven 8 and Ven 9 Contracts);



      - amounts withdrawn from a one-year Fixed Investment Account (not applicable under Ven 7, Ven 8 and Ven 9 Contracts); and



      - amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.


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In no event will the market value charge:


      - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;



      - together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or



      - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.



The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.


WITHDRAWALS. You may make total and partial withdrawals of amounts held in a Fixed Investment Option at any time during the Accumulation Period. Withdrawals from a Fixed Investment Option will be made in the same manner and be subject to the same limitations as set forth under "Withdrawals."

We reserve the right to defer payment of amounts withdrawn from a Fixed Investment Option for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

If you do not specify the Investment Options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options. Such withdrawals will be made from the Investment Options beginning with the shortest guarantee period. Within such a sequence, where there are multiple Investment Accounts within a Fixed Investment Option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA Fixed Investment Option is considered to have a shorter guarantee period than the one-year Fixed Investment Option.


      - The market value charge described above may apply to withdrawals from any Investment Option except for a one year Investment Option. If a market value charge applies to a withdrawal from a Fixed Investment Option, it will be calculated with respect to the full amount in the Investment Option and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining Investment Account value.



Withdrawals from the Contract may be subject to income tax and a 10% penalty tax. See "VIII. Federal Tax Matters" below. Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. See Appendix B "Qualified Plan Types".



LOANS. We offer a loan privilege only to Owners of Contracts issued in connection with Section 403(b) Qualified Plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "VIII. Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the Fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE IS NOT AVAILABLE IF YOU ELECTED THE PRINCIPAL PLUS FOR LIFE OR PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

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                           VII. Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.


WITHDRAWAL CHARGES

If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We base the withdrawal change on the length of time a Purchase Payment has been in your Contract, and the amount of the withdrawal we attribute to unliquidated Purchase Payments. We do not assess a withdrawal charge with respect to (i) earnings accumulated in the Contract, (ii) Payment Enhancements and any earnings attributable to Payment Enhancements (iii) certain other "free withdrawal amounts", or (iv) Purchase Payments that are no longer subject to a withdrawal charge as described in the table below. We first allocate a withdrawal to a free withdrawal amount and second to unliquidated Purchase Payments. We do not impose a withdrawal charge on amounts allocated to the free withdrawal amount. We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from Fixed Investment Options beginning with those with the shortest guarantee period.

When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage shown in the Fee Tables. The percentage we charge, the free withdrawal amount, and the lengths of time applicable to a withdrawal charge will differ, depending on the Contract version you purchased.

We deduct the withdrawal charge from your remaining Contract Value, except in cases where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sale expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts, or from general assets. Similarly, administrative expenses not fully recovered by the administrative fees may also be recovered from such other sources.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner or, if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.


For examples of calculation of the withdrawal charge, (see Appendix A: "Examples of Calculation of Withdrawal Charge"). Withdrawals from the fixed account Investment Options may be subject to a market value charge in addition to the withdrawal charge. In the case of group annuity Contracts, we reserve the right to modify the withdrawal charge as to Contracts issued after the effective date of a change specified in written notice to the group holder.


VEN 1 WITHDRAWAL CHARGE. The withdrawal charge ("surrender charge") assessed under the VEN 1 Contract is 5% of the lesser of (1) the amount surrendered or
(2) the total of all Purchase Payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the Contract Value remaining after the Contract Owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first Contract Year, no withdrawal charge will be made on that part of the first surrender in any Contract Year which does not exceed 10% of the Contract Value computed as of the date of such surrender. The right to surrender up to 10% of the Contract Value free of any withdrawal charge does not apply to Qualified Contracts issued as tax-sheltered annuities under Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the Annuitant or Contract Owner. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

VEN 3 WITHDRAWAL CHARGE. The withdrawal charge assessed under the VEN 3 Contract is 5%. The free withdrawal amount in any Contract Year is the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year, or (2) 10% of the total Purchase Payments made in the current Contract Year and the proceeding 4 Contract Years plus the amount of all unliquidated Purchase Payments made 5 or more Contract Years prior to the current Contract Year. Therefore, no withdrawal charge will apply to any Purchase Payment that has been in the Contract for at least 5 years. After all Purchase Payments have been liquidated, any remaining Contract Value (accumulated earnings) may be withdrawn free of charge. Under no circumstances will the total of all withdrawal charges exceed 5% of total Purchase Payments. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.

VEN 7, VEN 8 AND VEN 9 WITHDRAWAL CHARGE. In no event will the total withdrawal charges exceed 6% of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) the excess of the Contract Value on the date of the withdrawal over the unliquidated Purchase Payments (the accumulated earnings on the Contract) or (2) 10% of the total Purchase Payments less any prior partial withdrawals in that Contract Year. The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the Fee Table.


VEN 20, 22, 24 WITHDRAWAL CHARGE. We do not impose a withdrawal charge on amounts allocated to a free withdrawal amount and, in no event will the total withdrawal charges exceed 6% (8% if you elect the Payment Enhancement Rider in New York) of the total Purchase Payments. In any Contract Year, the free withdrawal amount for that year is the greater of: (1) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year), and (2) the accumulated earnings of the Contract. For these purposes, "accumulated earnings" means the excess of the Contract Value on the date of withdrawal over the unliquidated Purchase Payments. Upon a full surrender of a Venture(R) Contract issued on and after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon full surrender of a John Hancock USA Contract issued before April 1, 2003, and for all John Hancock New York Contracts, we will liquidate the excess of the Contract Value over the free withdrawal amount, if lower.


The amount of the withdrawal charge is calculated by multiplying the amount of the Purchase Payment being liquidated by the applicable withdrawal charge percentage as shown in the tables below.


             JOHN HANCOCK USA CONTRACTS - MAXIMUM WITHDRAWAL CHARGES
                           (as % of Purchase Payments)



                    VEN 20
                    VEN 22       VEN 7   VEN 1
               VENTURE(R) 2006   VEN 8   VEN 3
First Year            6%          6%      5%
Second Year           6%          6%      5%
Third Year            5%          5%      5%
Fourth Year           5%          4%      5%
Fifth Year            4%          3%      5%
Sixth Year            3%          2%      0%
Seventh Year          2%          0%      0%
Thereafter            0%          0%      0%



          JOHN HANCOCK NEW YORK CONTRACTS - MAXIMUM WITHDRAWAL CHARGES
                           (as % of Purchase Payments)



                    VEN 24            VEN 24
               VENTURE(R) 2006    VENTURE(R) 2006
                (With Payment    (Without Payment
                 Enhancement)      Enhancement)     VEN 9
First Year            8%                6%            6%
Second Year           8%                6%            6%
Third Year            7%                5%            5%
Fourth Year           7%                5%            4%
Fifth Year            5%                4%            3%
Sixth Year            4%                3%            2%
Seventh Year          3%                2%            0%
Eighth Year           1%                0%            0%
Thereafter            0%                0%            0%

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home

(John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:


      - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;



      -     the confinement began at least one year after the Contract Date;



      -     confinement was prescribed by a "Physician";



      - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;



      - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.


An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.

A "Physician" is a person other than you, the Annuitants(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.


"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VIII. Federal Tax Matters").


ANNUAL CONTRACT FEE


We deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. (There is no provision for waiver under VEN 1, VEN 3, VEN 7, VEN 8 and VEN 9 Contracts.) During the Accumulation Period, this Contract fee is deducted on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If the entire Contract is withdrawn on other than the last day of any Contract Year, the $30 Contract fee will be deducted from the amount paid. During the Pay-out Period, the fee is deducted on a pro-rata basis from each annuity payment.


ASSET-BASED CHARGES

We deduct asset-based charges on an annual basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.


Daily Administration Fee



We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis. This fee is deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees. (We do not separately identify a daily administration fee for VEN 1 Contracts.)



Mortality and Expense Risks Fee



The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.



To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis for all Contracts except VEN 1 and VENTURE(R) 2006 Contracts, 1.30% for VEN 1 Contracts, and 1.00% for the first 7 Contract Years (8 Contract Years if you elect the Payment Enhancement Rider) and 0.85% thereafter for VENTURE(R) 2006 Contracts. In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group Contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.


REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS


We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We determine entitlement to such a reduction in the charges or deductions in the following manner:



      - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;



      - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;



      - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;



      - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;



      - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;



      - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.



If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group Contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.



We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES


We charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.


We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


                PREMIUM TAX RATE
STATE OR
TERRITORY
            QUALIFIED   NON-QUALIFIED
            CONTRACTS     CONTRACTS
CA            0.50%         2.35%
GUAM          4.00%         4.00%
ME(1)         0.00%         2.00%
NV            0.00%         3.50%
PR            3.00%         3.00%
SD(1)         0.00%        1.25%2
WV            1.00%         1.00%
WY            0.00%         1.00%


-----------
(1)     We pay premium tax upon receipt of Purchase Payment.

(2)     0.80% on Purchase Payments in excess of $500,000.

                            VIII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent investment return on a Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-Up, Principal Plus for Life Plus Spousal Protection, or Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal



If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.



Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.



NON-QUALIFIED CONTRACTS



(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.


Taxation of Annuity Payments



When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.



In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.



Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."



Surrenders, Withdrawals and Death Benefits



When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:


      - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or



      - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or



      - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:


      - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or



      - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.


Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - attributable to the Contract Owner becoming disabled (as defined in the tax law);

      - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

      - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

      -     made under a single-premium immediate annuity contract; or

      - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



Puerto Rico Non-Qualified Contracts



Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS

(Contracts Purchased for a Qualified Plan)


The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.


The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.


Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions



There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:


      - received on or after the date on which the Contract Owner reaches age 59 1/2;

      - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

      - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.



Tax-Free Rollovers



If permitted under your plan, you may make a tax-free rollover:



      -     from a traditional IRA to another traditional IRA;



      - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



      - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



      - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;



      - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



      - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.


WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.



Loans



A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.


Puerto Rico Contracts Issued to Fund Retirement Plans



The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.



SEE YOUR OWN TAX ADVISER



The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                               IX. General Matters



ASSET ALLOCATION SERVICES


We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:


      - termination of employment in the Texas public institutions of higher education;



      -     retirement;



      -     death; or



      -     the participant's attainment of age 70 1/2.


Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VII. Charges and Deductions").



Revenue Sharing and Additional Compensation



In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.



We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,



In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.



Differential Compensation



Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

Contracts Sold Directly Without Payment of Any Sales Compensation The Contract may have been sold directly to certain individuals under various circumstances that did not involve payment of any sales compensation to a registered representative. For such Contracts we credit initial and subsequent Purchase Payments to the Contract with an additional 5% of the Purchase Payment. (However, the amount of the Payment Enhancement and the credit may not exceed 9% of the Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit equals 9% of the Purchase Payment.).



We apply the credit and the Payment Enhancement (subject to the limitations on the aggregate credit and Payment Enhancement that may be applied) in effect at the time of the issuance of the Contract to each subsequent Purchase Payment.



The credit may be terminated or reduced at any time for Contracts issued, and subsequent Purchase Payments made, after the date of termination. Initial and subsequent Purchase Payments that do not receive the Payment Enhancements and credits described above will receive the guaranteed Payment Enhancements set forth under "Payment Enhancements" above.



The following classes of individuals are eligible for the credit described above:



      - officers, directors, trustees or employees (or a relative thereof) of John Hancock USA, Manulife , the John Hancock Trust or any of their affiliates; and



      - employees and registered representatives (and their immediate families) of registered broker-dealers (or their financial institutions) that: (1) have a sales agreements with John Hancock USA and its principal underwriter, JH Distributors, to sell the Contracts and (2) have approved the payment of the credit to their employees and registered representatives.



CONFIRMATION STATEMENTS



We send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.


REINSURANCE ARRANGEMENTS

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE
               (for Ven 20, 22, 24, and Venture(R) 2006 Contracts)



The following examples do not illustrate withdrawal charges applicable to VEN 7, VEN 8, VEN 9, VEN 3 or VEN 1 Contracts. The length and duration of these withdrawal charges for these versions of the Contract differs as shown in the Fee Tables.



EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Enhancement is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.



                               FREE
CONTRACT    HYPOTHETICAL    WITHDRAWAL    PAYMENTS      WITHDRAWAL CHARGE
                                                        -----------------
  YEAR     CONTRACT VALUE     AMOUNT     LIQUIDATED     PERCENT   AMOUNT
  ----     --------------     ------     ----------     -------   ------
   2          $55,000       $ 5,000(1)     $50,000         6%     $3,000
   4           50,500         5,000(2)      45,500         5%      2,275
   6           60,000        10,000(3)      50,000         3%      1,500
   7           35,000         5,000(4)      45,000(4)      2%       900
   8           70,000        20,000(5)      50,000         0%        0



During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.


-----------


(1) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(2) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(3) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(4) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(5) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.


EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Enhancement is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                  PARTIAL        FREE
 HYPOTHETICAL    WITHDRAWAL   WITHDRAWAL    PAYMENTS    WITHDRAWAL CHARGE
                                                        -----------------
CONTRACT VALUE   REQUESTED      AMOUNT     LIQUIDATED   PERCENT   AMOUNT
--------------   ---------      ------     ----------   -------   ------
    65,000         2,000       15,000(1)         0          5%        0
    49,000         5,000        3,000(2)       2,000        5%       100
    52,000         7,000        4,000(3)       3,000        5%       150
    44,000         8,000          0(4)         8,000        5%       400



The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100%of all prior withdrawals in that Contract Year.


-----------


(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(3) The Contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 <0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        APPENDIX B: QUALIFIED PLAN TYPES


TRADITIONAL IRAS

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.



Distributions



In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAS

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

      -     made after the Owner attains age 59 1/2;

      -     made after the Owner's death;

      -     attributable to the Owner being disabled; or

      -     a qualified first-time homebuyer distribution within the meaning of
            Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:



      -     you have adjusted gross income over $100,000; or



      -     you are a married taxpayer filing a separate return.



The Roth IRA annual contribution limit does not apply to converted or rollover amounts.

You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

      -     earnings on those contributions; and

      - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).


CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


      - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).



When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS



This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Venture(R) Contract. If you purchased an optional enhanced death benefit Rider, you pay the charge shown in the Fee Tables for that benefit as long as it is in effect.



YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VIII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


THE FOLLOWING IS A LIST OF THE VARIOUS OPTIONAL ENHANCED DEATH BENEFIT RIDERS THAT YOU MAY HAVE HAD AVAILABLE TO YOU AT ISSUE. NOT ALL RIDERS WERE AVAILABLE AT THE SAME TIME OR IN ALL STATES.


      1. GUARANTEED EARNING MULTIPLIER DEATH BENEFIT - NOT OFFERED IN NEW YORK OR WASHINGTON



      2.    TRIPLE PROTECTION DEATH BENEFIT - NOT OFFERED IN NEW YORK OR
            WASHINGTON



      3.    ENHANCED DEATH BENEFIT (VEN 7 AND VEN 8 CONTRACTS ONLY)



      4.    ANNUAL STEP DEATH BENEFIT (VENTURE(R) 2006 CONTRACTS ONLY)


GUARANTEED EARNINGS MULTIPLIER (Not offered in New York or Washington)

Depending on availability, you may have elected the optional Guaranteed Earnings Multiplier benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under Guaranteed Earnings Multiplier. Election of Guaranteed Earnings Multiplier may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, Guaranteed Earnings Multiplier provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Guaranteed Earnings Multiplier benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i) is equal to the Guaranteed Earnings Multiplier benefit prior to the withdrawal; and

      (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and Guaranteed Earnings Multiplier will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Guaranteed Earnings Multiplier benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Guaranteed Earnings Multiplier benefit payable on the death of the surviving spouse, the Guaranteed Earnings Multiplier benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Guaranteed Earnings Multiplier benefit.

Termination of Guaranteed Earnings Multiplier

Guaranteed Earnings Multiplier will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Guaranteed Earnings Multiplier benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including Guaranteed Earnings Multiplier) as the new Owner.

Guaranteed Earnings Multiplier Fee


A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for Guaranteed Earnings Multiplier.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Guaranteed Earnings Multiplier) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF GUARANTEED EARNINGS MULTIPLIER ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

TRIPLE PROTECTION DEATH BENEFIT (Not offered in New York or Washington)

Depending on availability, you may have elected the Triple Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under Triple Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once Triple Protection Death Benefit is elected, it is irrevocable. If Triple Protection Death Benefit is elected, the death benefit paid under Triple Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Triple Protection Death Benefit) is imposed for Triple Protection Death Benefit (see "Triple Protection Death Benefit Fee" below). Once Triple Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under Triple Protection Death Benefit ("Triple Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Triple Protection Death Benefit is equal to:

The "Enhanced Earnings Death Benefit" factor plus the greatest of:


      -     the Contract Value;



      -     the Return of Purchase Payments Death Benefit Factor;



      -     the Annual Step Death Benefit Factor; or



      -     the Graded Death Benefit Factor.


WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE TRIPLE PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the Triple Protection Death Benefit equals the amount described above less Debt under the Contract.

If the Beneficiary is the deceased Owner's spouse, and the Triple Protection Death Benefit is not taken in one sum immediately, the Contract and the Triple Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Triple Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Triple Protection Death Benefit, payable upon the death of the surviving spouse:


      - The Triple Protection Death Benefit paid upon the first Owner's death ("first Triple Protection Death Benefit") is not treated as a Purchase Payment to the Contract;



      - In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Triple Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Triple Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Triple Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Triple Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;



      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Triple Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below).

"Enhanced Earnings Death Benefit" Factor.

For purposes of the Triple Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Triple Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)

The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Triple Protection Death Benefit. Based on these assumptions:


      -     The "Earnings Basis" is equal to 150% of $100,000, or $150,000.



      -     "Earnings" is equal to $175,000 minus $150,000, or $25,000.



      - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.


NOTE THAT FOR PURPOSES OF THE TRIPLE PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

Annual Step Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Triple Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)

Graded Death Benefit Factor

For purposes of the Triple Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:

  NUMBER OF COMPLETE YEARS
PAYMENT HAS BEEN IN CONTRACT   PAYMENT MULTIPLIER*
----------------------------   -------------------
              0                        100%
              1                        110%
              2                        120%
              3                        130%
              4                        140%
              5                        150%


-------------

(*) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.

2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by Triple Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Triple Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of Triple Protection Death Benefit Rider

The Owner may not terminate the Triple Protection Death Benefit Rider. However, Triple Protection Death Benefit will terminate automatically upon the earliest of:


      -     the date the Contract terminates;



      -     the Maturity Date; or



      - the later of the date on which the Triple Protection Death Benefit is paid, or the date on which the second Triple Protection Death Benefit is paid, if the Contract and Triple Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.


Triple Protection Death Benefit Fee

Prior to termination of the Triple Protection Death Benefit Rider, on each Contract Anniversary, the Triple Protection Death Benefit fee is calculated by multiplying 0.50% by the Triple Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Triple Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Triple Protection Death Benefit fee from the amount paid upon withdrawal. The Triple Protection Death Benefit fee will be determined based on the Triple Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Triple Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.


Qualified Retirement Plans


If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Triple Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.



ENHANCED DEATH BENEFIT


An Enhanced Death Benefit was available for certain VEN 7 and VEN 8 Contracts. If you purchased this optional benefit Rider, we "step-up" the minimum death benefit each Contract Year instead of the six Contract Year period described in the "Death Benefits During the Accumulation Period" section of the Prospectus. In addition, if the Annuitant dies after the first of the month following his or her 85(th) birthday, the death benefit during the Accumulation Period is the greater of:


      -     the Contract Value; or



      - the total amount of Purchase Payments less any amounts deducted in connection with partial withdrawals.


If you purchased this optional benefit, you paid the greater of (i) at least 10% of all Purchase Payments made to the Contract through the date the Enhanced Benefit first became available in the state where your Contract was issued, or
(ii) $10,000.

This Enhanced Death Benefit became available for VEN 7 and VEN 8 Contracts issued:

AFTER:            IN THE STATES OF:
------            --------------------------------
August 15, 1994   Florida, Maryland and Washington
October 3, 1994   Idaho, New Jersey and Oregon
January 3, 1995   California

This Enhanced Death Benefit was also available for Contracts issued prior to August 15, 1994. Contracts with a Contract Date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new Contract which provides for an alternative enhanced death benefit.


Annual Step Death Benefit



You may have elected the optional Annual Step Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. Election of this optional benefit may only have been made at the time the Contract is issued and, once made, is irrevocable. The amount of the death benefit for the optional Annual Step Death Benefit is the greater of:



      - the death benefit described under "Death Benefit During Accumulation Period"; or



      -     the Annual Step Death Benefit.



The Annual Step Death Benefit is the greatest Anniversary Value after the effective date of the Optional Annual Step Death Benefit but prior to the oldest Owner's 81st birthday. The Anniversary Value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less amounts deducted in connection with partial withdrawals since the last day of the Contract Year. The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:



      (i) is equal to the optional Annual Step Death Benefit prior to the withdrawal; and



      (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



If the oldest Owner is age 80 or older on the effective date of the Optional Annual Step Death Benefit, the Annual Step Death Benefit is zero. THEREFORE, IF THE OLDEST OWNER OF A CONTRACT WERE AGE 80 OR OLDER, THE OPTIONAL ANNUAL STEP DEATH BENEFIT MAY NOT HAVE BEEN ELECTED.



If the Beneficiary under the Contract is the Contract Owner's surviving spouse and elects continue the Contract, the Contract and the Optional Annual Step Death Benefit will continue with the surviving spouse as the new Contract Owner. For purposes of calculating the Optional Annual Step Death Benefit payable upon the death of the surviving spouse, the death benefit paid upon the first Owner's death will be treated as a payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date the first death benefit is paid will not be considered in determination of the optional Annual Step Death Benefit. In determination of the optional Annual Step Death Benefit, the Anniversary Values for all prior Contract Anniversaries will be set to zero as of the date of the first death benefit is paid.



TERMINATION OF THE OPTIONAL ANNUAL STEP DEATH BENEFIT. The Optional Annual Step Death Benefit will terminate upon the earliest to occur of (a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Optional Annual Step Death Benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Optional Annual Step Death Benefit) as the new Owner.



ANNUAL STEP DEATH BENEFIT FEE. A daily charge in an amount equal to 0.20% of the value of each variable Investment Account on an annual basis is deducted from each Sub-Account for the Annual Step Death Benefit.



QUALIFIED PLANS. If you intend to use your Contract in connection with a Qualified Plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without Annual Step Death Benefit) may have on your plan (see Appendix C to the Prospectus). Please consult your tax advisor.



THE ADDITION OF THE ANNUAL STEP DEATH BENEFIT TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits



This Appendix provides a general description of the following optional guaranteed minimum withdrawal benefit Riders:



      -     PRINCIPAL PLUS,



      -     PRINCIPAL PLUS FOR LIFE,



      -     PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP,



      -     PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION.



If you purchased any of these optional guaranteed minimum withdrawal benefit Riders, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect. These Riders were not available at all times we offered a Contract, nor were they available in all states. Where available, we only permitted one guaranteed minimum withdrawal benefit Rider to be purchased per Contract. You should review your Contract carefully to determine which of these optional benefit Riders, if any, you purchased. These Riders cannot be revoked once elected.



OVERVIEW OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Each of our guaranteed minimum withdrawal benefit Riders provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. In addition, we designed our Principal Plus FOR LIFE Riders (i.e., Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount," as long as a "Covered Person" lives, subject to the terms and conditions of the specific Rider you elected. We may determine the amount of initial Lifetime Income Amount after we issued your Contract, depending on the age of the Covered Person when we issued the Contract and the type of Rider you purchased."



We may increase amounts guaranteed under these Riders:



      - if you make no withdrawals during certain Contract Years, up to limits that vary by Rider,



      - as a result of a "Step-up" of the guarantees to reflect your then-current Contract Value on certain Anniversary Dates, or



      - if you make an additional Purchase Payment, up to limits that vary by Rider.



      - Although these Riders guarantee minimum annual withdrawal amounts, you may take withdrawals of any amount of Contract Value during your Contract's Accumulation Period. If you take withdrawals for more than the annual amounts permitted under the terms of the rider you select, however, we may "Reset" (i.e., reduce) the guaranteed minimum amounts.



Availability



You could elect a guaranteed minimum withdrawal benefit rider at the time you purchased a Contract, provided:



      - the Rider was available for sale in the state where the Contract was sold;



      - you limited your investment of Purchase Payments and Contract Value to the Investment Options we made available with the Rider; and



      - each "Covered Person" complied with the age restrictions we may have imposed for the Rider (not applicable to Principal Plus).



If you elected a guaranteed minimum withdrawal benefit Rider, its effective date usually is the Contract Date. We permitted Owners of Contracts purchased with a Principal Plus for Life Rider on or after July 17, 2006 to exchange that Rider for a Principal Plus for Life Plus Automatic Annual Step-up Rider or a Principal Plus for Life Plus Spousal Protection Rider for a limited period of time after October 16, 2006, but we no longer do so. The Principal Plus for Life Plus Spousal Protection Rider was not available in New York and its availability in other states varies.



Once you elect a guaranteed minimum withdrawal benefit Rider, it is irrevocable. For each Rider, we charge an additional fee that varies by Rider.

AGE RESTRICTIONS. We did not make the Principal Plus (for Qualified Contracts), Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Riders available if you were age 81 or older at the time you purchased your Contract. If you elected a Principal Plus for Life Plus Spousal Protection
Rider: (a) the older of you and your spouse must not have been age 81 or older; and (b) both you and your spouse must have been at least 65 or, if not, you must have birthdates less than 6 years apart from each other. For example:



Assume you purchased a Contract on NOVEMBER 1, 2006 and wanted to elect the Principal Plus for Life Plus Spousal Protection Rider.



EXAMPLE #1



You are born JULY 1, 1941 and your spouse is born JUNE 1, 1947.



      - Since your birthdates are 5 YEARS AND 11 MONTHS apart, YOU MAY elect the Principal Plus for Life Plus Spousal Protection Rider when you purchase your Contract.



EXAMPLE #2



You are born JULY 1, 1941 and your spouse is born AUGUST 1, 1947.



      - Since your birthdates are 6 YEARS AND 1 MONTH apart, YOU MAY NOT elect the Principal Plus for Life Plus Spousal Protection Rider.



Purchase Payments



RESTRICTIONS ON CONTRACTS WITH GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS. If you purchased a guaranteed minimum withdrawal benefit Rider, we restrict your ability to make additional Purchase Payments to the Contract. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1 million. We do not permit additional Purchase Payments during a Rider's "Settlement Phase." Other limitations on additional payments may vary by state.



Special Purchase Payment limits on "Non-Qualified" Contracts. If we issued your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments: o on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



Special Purchase Payment limits on "Qualified" Contracts. If we issued your Contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make Purchase Payments:



      - (for Principal Plus), on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.



      - (for Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issued your Contract after you became Age 65), without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000;



      - (for all Riders) for the year that you become age 70-1/2 and for any subsequent years, if we issued your Contract in connection with an IRA, we will only accept a Purchase Payment that qualifies as a "rollover contribution"; but



      - (for all Riders) we will not accept any Purchase Payment after the oldest Owner becomes age 81.



You should consult with a qualified tax advisor regarding your guaranteed minimum withdrawal benefit Rider for further information on tax rules affecting Qualified Contracts, including IRAs.



General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issued your Contract. (Under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection, we do not reserve this right of refusal for additional Purchase Payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.)

IMPACT ON GUARANTEED WITHDRAWAL BALANCE AND GUARANTEED WITHDRAWAL AMOUNT (applicable to all Riders). We increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). For Contracts issued in New York with an optional Payment Enhancement Rider, we do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Guaranteed Withdrawal Balance. In addition, we recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of:



      - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



      - the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. For Contracts issued in New York with an optional Payment Enhancement Rider, we do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Guaranteed Withdrawal Amount.



We do not change the Guaranteed Withdrawal Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount before the additional Purchase Payment.



IMPACT ON LIFETIME INCOME AMOUNT (applicable to Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). Each time we increase the total Guaranteed Withdrawal Balance to reflect an additional Purchase Payment after the Lifetime Income Date, we also recalculate the Lifetime Income Amount and usually increase it to equal the lesser of:



      - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or



      - the Lifetime Income Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. For Contracts issued in New York with an optional Payment Enhancement Rider, we do not include any Payment Enhancement attributable to the Purchase Payment in our calculation of the new Lifetime Income Amount.



We do not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.



Rider Fees



We charge an additional fee on each Contract Anniversary for a guaranteed minimum withdrawal benefit Rider, and reserve the right to increase the fee on the effective date of each Step-Up in the benefits under that Rider. We withdraw the fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We deduct a pro rata share of the annual fee from the Contract Value:



      -     on the date we determine the death benefit;



      - after the Maturity Date at the time an Annuity Option under the Contract begins; or



      -     on the date an Excess Withdrawal reduces the Contract Value to zero.



We do not deduct additional Rider fees during the "Settlement Phase" or after the Maturity Date once an Annuity Option begins.



FEE FOR PRINCIPAL PLUS. The fee is equal to 0.30% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE. The fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life fee will never exceed 0.75%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP. The fee is equal to 0.60% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.



FEE FOR PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. The fee is equal to 0.65% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up, Bonus or subsequent Purchase Payment made during the Contract Year prior to the current Contract Anniversary. We reserve the right to increase the Principal Plus for Life Plus Automatic Annual Step-up Rider fee on the effective date of each Step-up. In such a situation, the Principal Plus for Life Plus Automatic Annual Step-up Rider fee will never exceed 1.20%.

Additional Annuity Options



We provide additional Annuity Options for Contracts issued with a guaranteed minimum withdrawal benefit Rider, as described in the "Pay-out Period Provisions" section of this Prospectus.



No Loans under 403(b) plans



The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if you elected any of our guaranteed minimum withdrawal benefit Riders.



INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



If you elected to purchase any of our Guaranteed Minimum Withdrawal Benefit Riders, you may invest your Contract Value only in the Investment Options we make available with that Rider.



If you purchased any of our guaranteed minimum withdrawal benefit Riders, you must invest 100% of your Contract Value at all times in one or more of the investment options we make available for these Riders. Under our current rules, you must invest either:



      (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



      (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).



You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your Contract Value. You may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.



You should consult with your financial professional to assist you in determining which available individual Investment Option or Model Allocation is best suited for your financial needs and risk tolerance.



Available Individual Investment Options



If you purchased a Contract with aguaranteed minimum withdrawal benefit Rider, we restrict the individual Investment Options to which you may allocate your Contract Value. These currently available Investment Options invest in the following Funds:



      -     American Asset Allocation Trust



      -     Franklin Templeton Founding Allocation Trust



      -     Lifestyle Growth Trust



      -     Lifestyle Balanced Trust



      -     Lifestyle Moderate Trust



      -     Lifestyle Conservative Trust



      -     Index Allocation Trust



      -     Money Market Trust



You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market or any available DCA Fixed Investment Option in connection with your selected Investment Options.



For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see "IV. General Information about Us, the Separate Accounts and the Funds" as well as the prospectus for the applicable Funds. You can obtain a copy of the Funds' prospectuses by contacting the Annuities Service Center shown on the first page of this Prospectus. You should read the Funds' prospectuses carefully before investing in the corresponding Variable Investment Option.



Available Model Allocations



You may allocate your entire Contract Value to one of the available Model Allocations, as shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

The Model Allocations are:



        MODEL ALLOCATION NAME               MODEL ALLOCATION PERCENTAGE              FUND NAME
----------------------------------------    ---------------------------    --------------------------------
     American Global Diversification                    50%                  American Global Growth Trust
                                                        15%                American Global Small Cap Trust
                                                        10%                   American High Income Trust
                                                         5%                    American New World Trust
                                                        20%                      American Bond Trust

     Fundamental Holdings of America                    15%                  American International Trust
                                                        25%                     American Growth Trust
                                                        25%                  American Growth-Income Trust
                                                        35%                      American Bond Trust

             Global Balanced                            25%                  American International Trust
 (not available after April 30, 2007)(1)                 25%                    Global Allocation Trust
                                                        30%                    Fundamental Value Trust
                                                        20%                       Global Bond Trust

           Blue Chip Balanced                           30%                     American Growth Trust
 (not available after April 30, 2007)(1)                 30%                  American Growth-Income Trust
                                                        40%                 Investment Quality Bond Trust

             Value Strategy                             30%                       Core Equity Trust
(not available after February 10, 2006)(1)                30%                      Equity-Income Trust
                                                        20%                       Active Bond Trust
                                                        20%                      Strategic Bond Trust

              Growth Blend                              40%                     Blue Chip Growth Trust
(not available after February 10, 2006)(1)                20%                  American Growth-Income Trust
                                                        20%                       Active Bond Trust
                                                        20%                      Strategic Bond Trust

        Core Holdings of America                        15%                  American International Trust
 (not available after August 1, 2005)(1)                 25%                     American Growth Trust
                                                        25%                  American Growth-Income Trust
                                                        35%                     Active Bond Fund Trust

              CoreSolution                              33%                U.S. Global Leaders Growth Trust
 (not available after April 30, 2005)(1)                 33%                      Classic Value Trust
                                                        34%                     Strategic Income Trust

               Value Blend                              20%                     American Growth Trust
 (not available after April 30, 2005)(1)                 40%                      Equity-Income Trust
                                                        20%                       Active Bond Trust
                                                        20%                      Strategic Bond Trust

                 Global                                 30%                   International Value Trust
 (not available after April 30, 2005)(1)                 20%                      U.S. Large Cap Trust
                                                        20%                     Blue Chip Growth Trust
                                                        30%                       Global Bond Trust



----------
(1) If you allocated Contract Value to the Model Allocation shown on the last day it was available, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in a Fixed Account under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any of the available individual investment options, to any other Model Allocation, or to any Variable Investment Option other than as permitted in that Model Allocation.

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center shown on page ii of this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS IN YOUR VARIABLE INVESTMENT ACCOUNT AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option.



We also reserve the right to:



      - limit the actual percentages you may allocate to certain Investment Options under the Model Allocations;



      - require that you choose certain Investment Options in conjunction with other Investment Options under the Model Allocations;



      -     limit your ability to transfer between existing Investment Options;
            and/or



      - require you to periodically rebalance existing Variable Investment Accounts to the percentages we require.



FEATURES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



Definitions



We use the following definitions to describe how the our guaranteed minimum withdrawal benefit Riders work:



AGE 65 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



      - the older Owner attains age 65 under Principal Plus, Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



      - the older Covered Person attains age 65 under Principal Plus for Life Plus Spousal Protection.



AGE 95 CONTRACT ANNIVERSARY means the Contract Anniversary on, or next following, the date:



      - the Covered Person attains age 95 under Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up; or



      - the older Owner attains age 95 under Principal Plus or Principal Plus for Life Plus Spousal Protection.



COVERED PERSON means (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up):



      - The person whose life we use to determine the duration of the Lifetime Income Amount payments;



      - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.



COVERED PERSON means (for Principal Plus for Life Plus Spousal Protection):



      - One of the two persons whose lives we use to determine the duration of the Lifetime Income Amount payments.



      - We determine the Covered Persons at the time you elect the Rider. A spouse must qualify as a "spouse" under federal law.



      - For Non-Qualified Contracts, both the spouses must be named as co-Owners and co-Beneficiaries of the Contract (or co-Annuitants if the Owner is a non-natural person).



      -     Under Qualified Contracts:



            1. one spouse must be named as the Owner (or Annuitant if the Owner is a non-natural person); and



            2.    the Owner's spouse must be the designated Beneficiary.



A Covered Person will no longer qualify as such (i.e., that Covered Person will be removed from the Rider) if that person is no longer designated as an Owner, co-Owner, Annuitant, co-Annuitant or Beneficiary as required above. In the event that you and your spouse become divorced after you purchase the Rider, you may not add a new spouse as a Covered Person. If you remove your spouse as an Owner, Beneficiary or Annuitant, that person will no longer be a Covered Person under the Rider. (See "Withdrawals" in "V. Description of the Contract" for additional information on the impact of divorce.)

GUARANTEED WITHDRAWAL AMOUNT means:



      - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.



      - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.



      -     The maximum Guaranteed Withdrawal Amount at any time is $250,000.



GUARANTEED WITHDRAWAL BALANCE means:



      - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.



      - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.



      -     The maximum Guaranteed Withdrawal Balance at any time is $5 million.



LIFETIME INCOME AMOUNT means the amount we guarantee (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) to be available each Contract Year for withdrawal during the Accumulation Period after the date you purchased the Rider (or the Lifetime Income Date, if later), as long as:



      - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step-up) the Covered Person remains alive as an Owner or Annuitant of the Contract, subject to the terms and conditions of the Rider.



      - (for Principal Plus for Life Plus Spousal Protection) at least one Covered Person remains alive and qualified as a Covered Person, subject to the terms and conditions of the Rider.



      - We may adjust the Lifetime Income Amount to reflect withdrawals, "Step-ups," "Bonuses" and additional Purchase Payments as provided in the Rider.



LIFETIME INCOME DATE means the date on which we determine the Life Income Amount (under Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection). This will be the date you purchased the Rider if:



      - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased on and after March 12,
            2007) you were age 59-1/2 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 59-1/2.



      - (for Principal Plus for Life and Principal Plus for Life Plus Automatic Annual Step Up Riders purchased before March 12, 2007) you were age 65 or older at the time; otherwise, the Lifetime Income Date is the Anniversary Date on, or immediately following, the date you attain age 65.



      - (for Principal Plus for Life Plus Spousal Protection) the older of you and your spouse were age 65 or older at the time; otherwise, the Anniversary Date on, or immediately following, the date the older spouse would attain age 65. (The Lifetime Income Date does not change if the older spouse does not survive to this date and the younger spouse is still a Covered Person under the Rider.)



LIFETIME INCOME DATE. Under the Principal Plus for Life Plus Spousal Protection Rider, the Lifetime Income Date is:



      -     the date we determine the initial Lifetime Income Amount,



      - the date you purchased the Rider, if the oldest Covered Person was age 65 at that time; otherwise



      - the Anniversary Date on, or immediately following, the date the oldest Covered Person would attain age 65.



We provide the following examples of the Lifetime Income Date for Contracts purchased with a Principal Plus for Life Plus Spousal Protection Rider:



Assume you purchased a Contract on NOVEMBER 1, 2006 with the Principal Plus for Life Plus Spousal Protection Rider.



EXAMPLE #1



You are born July 1, 1941 and your spouse is born June 1, 1947.



      - Since the oldest Covered Person has attained age 65 at the time of purchase, we will calculate the Lifetime Income Date on November 1, 2006. We provide a Lifetime Income Amount starting on this date.



EXAMPLE #2



You are born December 1, 1950 and your spouse is born October 1, 1956.



      - Since the oldest Covered Person attains age 65 on December 1, 2015, we will calculate the Lifetime Income Date on November 1, 2016. We provide a Lifetime Income Amount starting on this date.

RESET means a reduction resulting from our recalculation of:



      - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) the Lifetime Income Amount if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount.



STEP-UP means an increase resulting from our recalculation of:



      - the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (for Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection) Lifetime Income Amount on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.



We also use the term "withdrawal" to refer to amounts withdrawn, including any applicable withdrawal charges.



Principal Plus, Principal Plus for Life



OVERVIEW. The optional Principal Plus and Principal Plus for Life Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, these Riders guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchased the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million or, for Contracts issued in New York with a Payment Enhancement Rider, any Payment Enhancement attributable to the Purchase Payment for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Rider to permit you to withdraw a minimum annual amount, called the "Lifetime Income Amount" starting on a "Lifetime Income Date." If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available to you, as long as the Covered Person is alive and an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.



IMPACT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:



      -     the Contract Value immediately after the withdrawal; or



      - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.



Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of:



      -     the Guaranteed Withdrawal Amount prior to the withdrawal; or



      - 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value.



Under Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Lifetime Income Date if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of:



      -     the Lifetime Income Amount prior to the withdrawal; or



      - 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.



In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distribution Program" below).



We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.



Under Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Lifetime Income Amount. Under Principal Plus for Life, if you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime

Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.



Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Rider Fees" and "Termination").



Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Rider Fees" and "Termination").



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, Lifetime Income Amount (under Principal Plus for Life) values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



      - by any applicable Bonus if you take no withdrawals during certain Contract Years;



      - by any applicable "Step-up" to reflect certain increases in Contract Value; and



      - to reflect additional Purchase Payments (see "Purchase Payments" above).



Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and (under Principal Plus for Life) the Lifetime Income Amount.



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Principal Plus is the first 5 Contract Years. The Bonus Period under Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80.



Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal
Balance:



      - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Impact of Withdrawals" above); otherwise



      - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.



Each time we apply a Bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus. Under Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the Bonus or 5% of the Guaranteed Withdrawal Balance after the Bonus.



Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



STEP-UPS. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we recalculate a Step-up, we also recalculate the Guaranteed Withdrawal Amount and the Lifetime Income Amount (with respect to Principal Plus for Life). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value, and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Rider fee up to a maximum rate of 0.75% at the time of a Step-up.



The Step-up Dates occur only while a Principal Plus or Principal Plus for Life Rider is in effect. Under Principal Plus and for Contracts issued with the Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3(rd), 6(th), 9(th) etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Principal Plus for Life Rider on and after February 13, 2006 (may vary by state) contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Principal Plus for Life Rider without the enhanced schedule, we may have issued a special endorsement, in states where approved, after we issued your Contract. This special endorsement to the Principal Plus for Life Rider increases Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the Age 95 Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the original schedule.



Step-ups under Principal Plus. Under Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will then need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.



Each time a Step-up goes into effect, the Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Rider Fees").



If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Principal Plus Rider is in effect, we will thereafter resume automatic Step-ups on each succeeding Step-up Date.



Step-ups under Principal Plus for Life. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee as described above. The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Rider Fees").



If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.



LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:



      - pursuant to Code Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59-1/2 Distributions"); or



      - pursuant to Code Section 72(s)(2) upon the request of the Beneficiary (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or



      - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A, as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").



Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

We base our life expectancy calculations on our understanding and interpretation of the requirements under tax law applicable to Pre-59-1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. You should discuss these matters with your tax advisor for further information.



Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, and all withdrawals during that year were under our Life Expectancy Distribution Program.



For Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:



      - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or



      - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.


For purposes of these Life Expectancy Amount calculations, the Owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referred to above.


In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a Reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Principal Plus.



We will not make any further withdrawals under our Life Expectancy Distribution program if both the Contract Value and the Guaranteed Withdrawal Balance are depleted to zero. If your Contract includes Principal Plus for Life, we will make continue to make distributions as part of the "Settlement Phase," however, if the Lifetime Income Amount is greater than zero and the Covered Person is living at that time. We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Principal Plus for Life) the Lifetime Income Amount.



SETTLEMENT PHASE. We automatically make settlement payments during the "Settlement Phase" under Principal Plus and Principal Plus for Life. Under Principal Plus, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Principal Plus for Life, the Settlement Phase begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the Settlement Phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the Settlement Phase. At the beginning of the Settlement Phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.



Principal Plus Settlement Phase. At the beginning of Principal Plus's Settlement Phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distribution Program"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Principal Plus's Settlement Phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - - Payment of Death Benefit" provision of this Prospectus.



This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum under our current administrative procedures and Principal Plus continues (as described in "Impact of Death Benefits," below) and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Principal Plus's Settlement Phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - - Payment of death benefit" provision of this Prospectus.

Principal Plus for Life Settlement Phase. At the beginning of Principal Plus for Life's Settlement Phase, the settlement payment amount we permit you to choose varies:



      - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Impact of Withdrawals").



      - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the Settlement Phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distribution Program"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.



      - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the Settlement Phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.



      - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Impact of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.



IMPACT OF DEATH BENEFITS. If a death benefit becomes payable during the Accumulation Period but before the Settlement Phase, Principal Plus and Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.



Continuation of Principal Plus. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF THE BENEFICIARY IS:                                                     THEN PRINCIPAL PLUS:
------------------------------     -------------------------------------------------------------------------------------------------
1. The Deceased Owner's Spouse           - Continues if the Guaranteed Withdrawal Balance is greater than zero.
                                     - Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-Up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.
                                   - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the
                                    Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed Withdrawal Amount and the Life Expectancy
                                     Distributions. In such cases, the Guaranteed Withdrawal Balance may be automatically Reset, thereby possibly reducing the Guaranteed Minimum Withdrawal Benefit provided under this Rider).
                                                                - Continues to impose the Principal Plus fee.

                                    - Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-Up Dates will also be measured beginning from the death benefit determination date but the latest Step-Up Date will be no later than the 30th Contract Anniversary after the Contract Date.

2. Not the Deceased Owner's         Continues in the same manner as above, except that Principal Plus does not continue to be
   Spouse                            eligible for any remaining Bonuses and Step-Ups, other than the initial Step-Up of the
                                      Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed
                                                             Withdrawal Balance prior to the death benefit.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

Continuation of Principal Plus for Life. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:



IF A BENEFICIARY  IS:               THEN PRINCIPAL PLUS FOR LIFE:
--------------------------------    ------------------------------------------------------------------------------------------------
1. The deceased Owner's            - Does not continue with respect to the Lifetime Income Amount, but continues with respect to
    spouse and the deceased          the Guaranteed Withdrawal Amount if the death benefit or the Guaranteed Withdrawal Balance is
   Owner is the Covered Person       greater than zero. We will automatically Step-Up the Guaranteed Withdrawal Balance to equal the initial death benefit we determine, if greater than the Guaranteed Withdrawal Balance prior to the death benefit.
                                    - Enters the Settlement Phase if a withdrawal would deplete the Contract Value to zero, and the
                                                        Guaranteed Withdrawal Balance is still greater than zero.
                                                             - Continues to impose the Principal Plus for Life fee.
                                    - Continues to be eligible for any remaining Bonuses and Step-Ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit
                                        Step-Up, if any, and any future Step-Ups if we increase the rate of the Principal Plus for
                                                                        Life fee at that time.

    Not the deceased Owner's         Continues in the same manner as 1., except that Principal Plus for Life does not continue to be
 spouse and the deceased Owner       eligible for any remaining Bonuses  and Step-Ups, other than the initial Step-Up of the
     is the Covered Person           Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed
                                     Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-Up, if any, if we increase the rate of the Principal Plus for
                                                                        Life fee at that time.

     The deceased Owner's           Continues in the same manner as 1., except that Principal Plus for Life continues with respect
spouse and the deceased Owner         to the Lifetime Income Amount for the Beneficiary. If the Lifetime Income Amount has not been
is not the Covered  Person              determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount after the Covered Person is 65 (59-1/2 for Principal Plus for Life Riders issued on or after March 12, 2007). We will make our determination of the initial Lifetime Income Amount on an anniversary of the date we determined the death benefit.

   Not the deceased Owner's         Continues in the same manner as 1., except that Principal Plus for Life continues with respect
spouse and the deceased Owner          to the Lifetime Income Amount for  the Beneficiary. If the Lifetime Income Amount has not
is not the Covered Person              been determined prior to the payment of any portion of the death benefit, we will determine the initial Lifetime Income Amount after the Covered Person is 65 (59-1/2 for Principal Plus for Life Riders issued on or after March 12, 2007). We will make our determination of the initial Lifetime Income Amount on an anniversary of the date we determined the death benefit.

                                       In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed
                                         Withdrawal Balance to equal the death benefit, if greater than the Guaranteed
                                        Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.



If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.



Death benefits during the Settlement Phase. If you die during the Settlement Phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus or Principal Plus for Life Rider. (Under the Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the Settlement Phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.



TERMINATION. You may not terminate either the Principal Plus or the Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:



      - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or



      - under Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or



      - under Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

      -     under Principal Plus, the Maturity Date; or



      -     under Principal Plus for Life, the date an Annuity Option begins; or



      -     termination of the Contract.



We impose an additional annual fee for a Principal Plus or Principal Plus for Life Rider to a Contract. Under Principal Plus for Life, the Covered Person must attain age 65 (59-1/2 for Principal Plus for Life Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits. Furthermore, these Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus and Principal Plus for Life Riders at the end of this Appendix.

Principal Plus for Life Plus Automatic Annual Step-up Rider



OVERVIEW. This version of the Principal Plus for Life optional benefit Rider is the same as the Principal Plus for Life optional benefit Rider, except that it provides annual "Step-up Dates" and we charge a different fee (see "Rider Fees" above). Please refer to the description of Principal Plus for Life above for a general overview of this Rider.



IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life above for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.



If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount may reduce or eliminate future Lifetime Income Amount values.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



      - by any applicable Bonus if you take no withdrawals during certain Contract Years;



      - by any applicable "Step-up" to reflect certain increases in Contract Value; and



      - to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. Please refer to the description of Principal Plus for Life - - "Bonuses" above for information on Bonus qualification and effect.



STEP-UPS. If you elected this Rider, we will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value on each Contract Anniversary starting with the first Contract Anniversary. We will continue Step-ups until, and including, the 30th Contract Anniversary (or Age 80, if earlier) while the Rider is in effect, provided the Contract Value is greater than the Guaranteed Withdrawal Balance on that date.



Each time we apply a Step-up, we will also recalculate the Guarantee Withdrawal Amount and the Lifetime Income Amount as described in Principal Plus for Life -
- "Step-ups" above. We also reserve the right to increase the rate of the Principal Plus for Life Plus Automatic Annual Step-up Rider fee up to a maximum rate of 1.20% of the adjusted Guaranteed Withdrawal Balance. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up. If you decline an automatic Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent annual Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic, annual Step-ups.



We provide no assurance that your Contract Value will be sufficient on any Step-up Date to receive an increase in the guarantees we provide under a Principal Plus for Life Plus Automatic Annual Step-up Rider. The amount that may be provided by more frequent Step-up Dates under the Rider, may, over time, be more than offset by the additional fee associated with this Rider compared to the Principal Plus for Life Rider fee. Similar to Principal Plus for Life, this Rider limits the investment options otherwise available under the Contract, requires the Covered Person to attain age 65 (59-1/2 for Riders issued on or after March 12, 2007) and remain living for you to receive certain benefits, contains age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provides no guaranteed withdrawal benefits once payments begin under any of the Annuity Options.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Annual Step-up Rider at the end of this Appendix.



Principal Plus for Life Plus Spousal Protection Rider



OVERVIEW. The optional Principal Plus for Life Plus Spousal Protection Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. In particular, this Rider guarantees the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a Guaranteed Withdrawal Amount each year, beginning on the date you purchase the Rider. The initial Guaranteed Withdrawal Amount equals 5% of your initial Purchase Payment for the Contract. (We do not count Purchase Payment amounts over $5 million for this purpose.) You can withdraw the Guaranteed Withdrawal Amount each year until the "Guaranteed Withdrawal Balance" is depleted to zero.



In addition, we designed the Principal Plus for Life Plus Spousal Protection Rider to permit you to withdraw a minimum annual amount, called the Lifetime Income Amount, starting on a Lifetime Income Date. If you limit your annual withdrawals to the Lifetime Income Amount, we will make this benefit available as long as either Covered Person remains alive and an Owner, Beneficiary or Annuitant under the Contract, even if your Contract Value reduces to zero. The Lifetime Income Amount reduces to zero upon the death of the last Covered Person or upon a change in Owner, Beneficiary or Annuitant that removes the last Covered Person from the Contract as an Owner, Beneficiary or Annuitant.

IMPACT OF WITHDRAWALS. Please refer to the description of Principal Plus for Life, above, for information on the impact of withdrawals on the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount.



INCREASES IN THE GUARANTEED WITHDRAWAL BALANCE. We will increase the Guaranteed Withdrawal Balance:



      - by any applicable Bonus if you take no withdrawals during certain Contract Years;



      - by any applicable "Step-up" to reflect certain increases in Contract Value; and



      - to reflect additional Purchase Payments (see "Purchase Payments" above).



BONUSES. We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during the Bonus Period if you take no withdrawals during that Contract Year as described under "Principal Plus, Principal Plus for Life - - Bonuses" above. The Bonus Period for the Principal Plus for Life Plus Spousal Protection Rider is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the younger of the two Covered Persons attains age 80. If you purchased the Principal Plus for Life Plus Spousal Protection Rider to replace a Principal Plus for Life Rider, and the additional Covered Person is the younger of the two Covered Persons, the Bonus Period will be based on the age of that Covered Person as of the initial Contract Date. If you elected the Spousal version of the Principal Plus for Life Rider when you purchase a Contract, the Bonus Period is determined on the Contract Date. The Bonus Period will not change upon the death of either Covered Person.



STEP-UPS. The Principal Plus for Life Plus Spousal Protection Rider is subject to the Step-up benefit as described above for the Principal Plus for Life Rider. (See "Principal Plus, Principal Plus for Life - - Step-ups.") We schedule the Step-up Dates for the 3rd, 6th, and 9th Contract Anniversary while the Rider is in effect. After the 9th Contract Anniversary, we increase the schedule of Step-up Dates to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary while the Rider is in effect.



LIFE EXPECTANCY DISTRIBUTION PROGRAM. You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse) as described for the Principal Plus for Life Rider above. (See "Principal Plus, Principal Plus for Life - - "Life Expectancy Distribution Program.") Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all life expectancy distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



SETTLEMENT PHASE. The Principal Plus for Life Plus Spousal Protection Rider will enter a Settlement Phase as described above for Principal Plus for Life when:



      -     the Contract Value reduces to zero; and



      - withdrawals during that Contract Year do not exceed the Guaranteed Withdrawal Amount; and



      - either the Guaranteed Withdrawal Balance or the Lifetime Income Amount is greater than zero.



If during the Settlement Phase, the Guaranteed Withdrawal Balance equals zero and the Lifetime Income Amount is greater than zero, you will automatically receive settlement payments each Contract Year equal to the Lifetime Income Amount during the life of either Covered Person.



IMPACT OF DEATH BENEFITS. Death benefits under a Principal Plus for Life Plus Spousal Protection Rider differ from those under the Principal Plus for Life
Rider:



Death of First Covered Person. If the first Covered Person to die is an Owner of the Contract (or deemed to be an "Owner" if the Owner is a non-natural person), the surviving Covered Person may elect to continue the Contract in effect in lieu of receiving the Contract's death benefit as a lump sum under our current administrative procedures. (See "Death after Removal of a Covered Person" below if there is no surviving Covered Person.) If the Contract continues, the Principal Plus for Life Plus Spousal Protection Rider will continue. We will continue to provide the Lifetime Income Amount guarantee only on the lifetime of the surviving Covered Person and continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee (see "Rider Fees" above). If the death benefit is greater than the Contract Value, we will increase the Contract Value to equal the amount of the death benefit (but will not make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups). We will treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and the Lifetime Income Amount.



If the first Covered Person to die is not the Owner (or is not deemed to be an "Owner" if the Owner is a non-natural person), no death benefit is payable under the Contract. The Rider will continue in effect, and we will base the duration of the Lifetime Income Amount only on the lifetime of the surviving Covered Person. We will continue to charge the Principal Plus for Life Plus Spousal Protection Rider fee; however, we will make no adjustments to the Contract Value or make any adjustments to the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Amount, Bonuses or Step-ups.

If the death of the first Covered Person occurs while the Rider is in its Settlement Phase, no additional death benefit is payable under the Contract and, in most instances, we will continue to make settlement payments in the same manner as before the death. If the death occurs before the Lifetime Income Date, we will compute a Lifetime Income Amount during the Settlement Phase on Lifetime Income Date. At the time we compute the Lifetime Income Amount, we may permit the surviving Covered Person to receive settlement payments:



      - no greater than the Guaranteed Withdrawal Amount until the Guaranteed Withdrawal Balance is depleted to zero;



      - no less than the Lifetime Income Amount during the lifetime of the surviving Covered Person (the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount and the duration of settlement payments based on the Lifetime Income Amount may be longer or shorter than the duration of settlement payments based on the Guaranteed Withdrawal Amount); or



      - based on amounts we calculate under our Life Expectancy Distribution program (see "Life Expectancy Distribution Program" above).



We may limit the ability of the surviving Covered Person to choose a settlement payment amount and duration that differs from the amount and duration in effect before the death of the first Covered Person.



Death of Last Covered Person. If the surviving Covered Person dies while the Principal Plus for Life Plus Spousal Protection Rider is in effect and if the Beneficiary does not take the death benefit under the Contract as a lump sum under our current administrative procedures or as an Annuity Option, the Principal Plus for Life Plus Spousal Protection Rider will continue. The Rider will only continue, however, if the death benefit or the Guaranteed Withdrawal Balance is greater than zero at the time. We will Step-up the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit, and treat any distribution of death benefits under a Contract as a "withdrawal" for purposes of subsequent calculations of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. The Rider will not continue to provide for any remaining Bonuses or Step-ups, and will not continue with respect to the Lifetime Income Amount. If the Rider continues, the Principal Plus for Life Plus Spousal Protection Rider fee will continue (see "Rider Fees" above). We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life Plus Spousal Protection Rider fee at that time. The Rider will enter its Settlement Phase if the Guaranteed Withdrawal Balance is still greater than zero when distributions of death benefits under a Contract deplete any remaining death benefit proceeds to zero.



If the surviving Covered Person dies during the Settlement Phase, we will reduce the Lifetime Income Amount to zero. If the Beneficiary at that time is the spouse of the decedent, that spouse may choose the amount of any remaining settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the decedent's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of death. Otherwise, the entire interest must be distributed within five years of the death. When settlement payments deplete the Guaranteed Withdrawal Balance to zero, the Rider terminates and we no make no additional payments to the Beneficiary.



Death after Removal of a Covered Person. In certain instances, a person initially designated as a Covered Person may be removed as a Covered Person from the Rider (see "Covered Person" in the definitions above). If that happens and:



      - if the removed Covered Person subsequently dies, there will be no impact on the guarantees provided by the Rider in most cases; and



      - if the remaining Covered Person subsequently dies, the Rider may continue in certain cases as described in "Death of Last Covered Person" above.



TERMINATION. The Principal Plus for Life Plus Spousal Protection Rider terminates in the same manner as described above for the Principal Plus for Life Rider.



We impose an additional annual fee for a Principal Plus for Life Plus Spousal Protection Rider to a Contract. Under Principal Plus for Life Plus Spousal Protection, at least one of the Covered Persons must attain age 65 and remain living for you to receive certain benefits. Furthermore, the Riders limit the Investment Options otherwise available under the Contract, contain age caps and limitations on a Contract Owner's rights and benefits at certain ages and values, and provide no guaranteed withdrawal benefits once payments begin under any of the Annuity Options described elsewhere in the Prospectus.



EXAMPLES. We provide hypothetical examples that illustrate the benefits under the Principal Plus for Life Plus Automatic Plus Spousal Protection Rider at the end of this Appendix.

EXAMPLES OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



The following examples provide hypothetical illustrations of the benefits provided under the Principal Plus, Principal Plus for Life, Principal Plus for Life Plus Automatic Annual Step-up and Principal Plus for Life Plus Spousal Protection optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.



EXAMPLES 1A, 1B AND 1C DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS OPTIONAL BENEFIT RIDER.



EXAMPLE 1. THIS EXAMPLE ILLUSTRATES THE IMPACT OF IMMEDIATE WITHDRAWALS. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.



                                                              GUARANTEED
                                                              WITHDRAWAL
                           GUARANTEED                         BALANCE ON
                PURCHASE   WITHDRAWAL   WITHDRAWAL             CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT       TAKEN      BONUS   ANNIVERSARY
-------------   --------   ---------    ----------   -----   -----------
   At issue     $100,000      $ --         $ --       $ --    $100,000(1)
      1            0         5,000(1)     5,000        0(2)     95,000
      2            0         5,000        5,000(2)     0        90,000(3)
      3            0         5,000        5,000        0        85,000
      4            0         5,000        5,000        0        80,000
      5            0         5,000        5,000        0        75,000
     10            0         5,000        5,000        0        50,000
     20            0         5,000        5,000        0             0(4)



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.



(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



4 In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.



EXAMPLE 1B. THIS EXAMPLE ILLUSTRATES THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years) and there are no Step-ups.



                       GUARANTEED WITHDRAWAL                            GUARANTEED WITHDRAWAL
CONTRACT   PURCHASE    AMOUNT AFTER PURCHASE    WITHDRAWAL               BENEFIT ON CONTRACT
  YEAR     PAYMENTS           PAYMENT              TAKEN      BONUS          ANNIVERSARY
--------   --------    ---------------------    ----------    ------    ---------------------
At issue   $100,000             $ --               $ --       $ --            $100,000
   1           0               5,000                  0       5,000(1)         105,000(1)
   2       10,000(B)           5,750(2)               0       5,500            120,500
   3           0               6,025              6,025(3)        0(4)         114,475(3)
   4           0               6,025                  0       5,500            119,975
   5           0               6,025                  0       5,500            125,475



----------
(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 - $5,250).



(2) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)   No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 1C. THIS EXAMPLE ILLUSTRATES THE IMPACT OF STEP-UPS AND EXCESS WITHDRAWALS. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, the Owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset).



                               GUARANTEED                      HYPOTHETICAL
                               WITHDRAWAL                    CONTRACT VALUE ON                 GUARANTEED
                              AMOUNT AFTER                       CONTRACT                  WITHDRAWAL BALANCE
                 PURCHASE       PURCHASE       WITHDRAWAL    ANNIVERSARY PRIOR                ON CONTRACT
CONTRACT YEAR    PAYMENTS       PAYMENT           TAKEN           TO FEE          BONUS       ANNIVERSARY
   At issue      $100,000        $ - -            $ - -            $ - -          $ - -         $100,000
-------------    --------     ------------     ----------    -----------------    -----    ------------------
      1              0           5,000            5,000           102,000           0            95,000
      2              0           5,000            5,000           103,828           0            90,000
      3              0           5,000            5,000           105,781(1)        0            105,781(1)
      4              0           5,289(2)         5,289            94,946           0           100,492
      5              0           5,289           10,000(3)         79,898(3)        0            79,898(3)



----------
1 At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



2 Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 X $105,781 = $5,289).



3 At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be Reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was Reset, the Guaranteed Withdrawal Amount will be Reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 X $79,898 = $3,995).

EXAMPLES 2A, 2B, 2C AND 2D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE OPTIONAL BENEFIT RIDER.



EXAMPLE 2A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49-1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                                                            Guaranteed Withdrawal
                                          Guaranteed       Lifetime Income                                   Balance on Contract
Contract Year    Purchase Payments    Withdrawal Amount        Amount         Withdrawal Taken     Bonus         Anniversary
-------------    -----------------    -----------------    ---------------    ----------------    ------    ---------------------
   At issue           $100,000               N/A                 N/A                $0              $0            $100,000(1)
      1                  0                 $5,000(1)             N/A                 0             5,000(2)        105,000(3)
      2                  0                   5250(3)             N/A                 0             5,000           110,000
      3                  0                  5,500                N/A                 0             5,000           115,000
      4                  0                  5,750                N/A                 0             5,000           120,000
      5                  0                  6,000                N/A                 0             5,000           125,000
      6                  0                  6,250                N/A                 0             5,000           130,000
      7                  0                  6,500                N/A                 0             5,000           135,000
      8                  0                  6,750                N/A                 0             5,000           140,000
      9                  0                  7,000                N/A                 0             5,000           145,000
      10                 0                  7,250                N/A                 0             5,000           150,000
      11                 0                  7,500              $7,500(4)           7,500             0             142,500
      12                 0                  7,500               7,500              7,500             0             135,000
      13                 0                  7,500               7,500              7,500             0             127,500
      14                 0                  7,500               7,500              7,500             0             120,000
      15                 0                  7,500               7,500              7,500             0             112,500
      20                 0                  7,500               7,500              7,500             0              75,000
      25                 0                  7,500               7,500              7,500             0              37,500
      30                 0                  7,500               7,500              7,500             0                0
      31+                0                    0                 7,500              7,500             0                0



----------
(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount, the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



(2) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59-1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)

EXAMPLE 2B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                         Lifetime Income                        Benefit Base on     Lifetime Income
                                    Benefit Base after     Amount after                            Contract       Amount on Contract
Contract Year   Purchase Payments    Purchase Payment    Purchase Payment    Withdrawal Taken     Anniversary         Anniversary
-------------   -----------------   ------------------   ----------------    ----------------   ---------------   ------------------
   At issue          $100,000            $100,000             $5,000                               $100,000             $5,000
      1                10,000(1)         $110,000(1)          $5,500(1)            $5,500           104,500              5,500
      2                10,000(           $114,500(2)           5,725(2)             5,725           108,775              5,725



----------
1 In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



2 In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).



EXAMPLE 2C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59-1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.



                               Guaranteed                                             Hypothetical Contract
                           Withdrawal Amount   Lifetime Income                          Value on Contract      Guaranteed Withdrawal
                Purchase     after Purchase      Amount after                         Anniversary prior to      Balance on Contract
Contract Year   Payments        Payment        Purchase Payment   Withdrawal Taken          Rider Fee               Anniversary
-------------   --------   ----------------    ----------------   ----------------    ----------------------   ---------------------
   At issue     $100,000         $ - -              $ - -              $ - -                  $ - -                  $100,000
      1            0             5,000              5,000              5,000                 102,000                  95,000
      2            0             5,000              5,000              5,000                 103,828                  90,000
      3            0             5,000              5,000              5,000                 105,781                  105,781(1)
      4            0             5,289(2)           5,289(2)           5,289                 94,946                    100,49(2)



----------
1 At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,781.



2 Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $107,881 = $5,289).



EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 2c, but with a withdrawal of $10,000 at the end of year 4.



                                Guaranteed                                             Hypothetical Contract
                            Withdrawal Amount   Lifetime Income                          Value on Contract     Guaranteed Withdrawal
                 Purchase     after Purchase      Amount after                         Anniversary prior to     Balance on Contract
Contract Year    Payments        Payment        Purchase Payment    Withdrawal Taken         Rider Fee              Anniversary
-------------   ---------   -----------------   ----------------    ----------------   ---------------------   ---------------------
   At issue      $100,000         $ - -              $ - -               $ - -                 $ - -                 $100,000
      1             0             5,000              5,000               5,000                102,000                 95,000
      2             0             5,000              5,000               5,000                103,828                 90,000
      3             0             5,000              5,000               5,000                105,781                 105,781
      4             0             5,289              5,289              10,000               90,235                    90,235(1)
      5             0             4,512(1)           4,512(1)            4,512                76,319                   85,723



----------
1 The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,289. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($90,235) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,781-10,000 = $95,781). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 90,235 = $4,512).

EXAMPLES 3A, 3B, 3C AND 3D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UPS OPTIONAL BENEFIT RIDER.



EXAMPLE 3A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at Covered Person's age 49-1/2, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amsount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                                                        Guaranteed Withdrawal
                                        Guaranteed      Lifetime Income                                 Balance on Contract
Contract Year   Purchase Payments   Withdrawal Amount       Amount        Withdrawal Taken    Bonus         Anniversary
-------------   -----------------   -----------------   ---------------   ----------------   --------   ---------------------
   At issue          $100,000              N/A                N/A               $ 0            $ 0           $100,000(1)
      1                 0                $5,000(1)            N/A                0            5,000(2)        105,000(3)
      2                 0                  5250(3)            N/A                0            5,000           110,000
      3                 0                 5,500               N/A                0            5,000           115,000
      4                 0                 5,750               N/A                0            5,000           120,000
      5                 0                 6,000               N/A                0            5,000           125,000
      6                 0                 6,250               N/A                0            5,000           130,000
      7                 0                 6,500               N/A                0            5,000           135,000
      8                 0                 6,750               N/A                0            5,000           140,000
      9                 0                 7,000               N/A                0            5,000           145,000
      10                0                 7,250               N/A                0            5,000           150,000
      11                0                 7,500             $7,500(4)          7,500            0             142,500
      12                0                 7,500              7,500             7,500            0             135,000
      13                0                 7,500              7,500             7,500            0             127,500
      14                0                 7,500              7,500             7,500            0             120,000
      15                0                 7,500              7,500             7,500            0             112,500
      20                0                 7,500              7,500             7,500            0              75,000
      25                0                 7,500              7,500             7,500            0              37,500
      30                0                 7,500              7,500             7,500            0                0
     31+                0                   0                7,500             7,500            0                0



----------
1 The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount , the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



2 In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



3 Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



4 The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59-1/2. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)



EXAMPLE 3B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at Covered Person's age 60, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                         Lifetime Income                       Benefit Base on     Lifetime Income
                                    Benefit Base after     Amount after                           Contract       Amount on Contract
Contract Year   Purchase Payments    Purchase Payment    Purchase Payment   Withdrawal Taken     Anniversary         Anniversary
-------------   -----------------   ------------------   ----------------   ----------------   ---------------   ------------------
   At issue          $100,000            $100,000             $5,000                              $100,000             $5,000
      1                10,000(1)         $110,000(1)          $5,500(1)          $5,500            104,500              5,500
      2                10,000(           $114,500(2)           5,725(2)           5,725            108,775              5,725



----------
1 In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + !0,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



2 In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).

EXAMPLE 3C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at age 59-1/2, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Years 1, 2 and 3,



                                                                                       HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                              CONTRACT             GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   ---------------------
   At issue     $100,000          --                 --                --                   --                  $100,000
      1            0            5,000              5,000             5,000                102,000                102,000(1)
      2            0            5,100(2)           5,100             5,100                103,514                103,514
      3            0            5,176              5,176             5,176                105,020                105,020
      4            0            5,251              5,251             5,251                94,012                 99,769



----------
1 At the end of Contract Year 1, the Contract Value in this example, $102,000 is greater than the Guaranteed Withdrawal Balance ($10,000-$5,000 = $95,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $102,000.



2 Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $102,000 = $5,100).



EXAMPLE 3D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 3c, but with a withdrawal of $10,000 at the end of year 4.



                                                                                       HYPOTHETICAL
                              GUARANTEED      LIFETIME INCOME                        CONTRACT VALUE ON
                              WITHDRAWAL        AMOUNT AFTER                             CONTRACT             GUARANTEED
                PURCHASE     AMOUNT AFTER         PURCHASE                         ANNIVERSARY PRIOR TO  WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT       PAYMENT       WITHDRAWAL TAKEN         RIDER FEE       CONTRACT ANNIVERSARY
-------------   --------   ----------------   ---------------   ----------------   --------------------   ---------------------
   At issue     $100,000          --                 --                --                   --                 $100,000
      1            0            5,000              5,000             5,000                102,000               102,000
      2            0            5,100              5,100             5,100                103,514               103,514
      3            0            5,176              5,176             5,176                105,020               105,020
      4            0            5,251              5,251            10,000                 89,263                89,263(1)
      5            0            4,4631             4,463(1)          4,463                 75,307                84,800



----------
1 The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,251. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,263) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,020-10,000 = $95,020). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,263 = $4,463).

EXAMPLES 4A, 4B, 4C AND 4D DEMONSTRATE THE BASIC OPERATION OF THE PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION OPTIONAL BENEFIT RIDER.



EXAMPLE 4A. THIS EXAMPLE ILLUSTRATES THE IMPACT OF WAITING TO START WITHDRAWALS. Assume a single Purchase Payment of $100,000 at age 55 of oldest Covered Person, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and either of the Covered Persons survives at least 31 years from issue.



                                                                                          GUARANTEED
                           GUARANTEED                                                  WITHDRAWAL BALANCE
                PURCHASE   WITHDRAWAL   LIFETIME INCOME                                   ON CONTRACT
CONTRACT YEAR   PAYMENTS     AMOUNT         AMOUNT         WITHDRAWAL TAKEN    BONUS      ANNIVERSARY
-------------   --------   ----------   ---------------    ----------------   ------   ------------------
   At issue     $100,000      N/A             N/A                $ 0            $ 0        $100,000(1)
      1            0        $5,000(1)         N/A                 0            5,000(2)     105,000(3)
      2            0         52503            N/A                 0            5,000        110,000
      3            0         5,500            N/A                 0            5,000        115,000
      4            0         5,750            N/A                 0            5,000        120,000
      5            0         6,000            N/A                 0            5,000        125,000
      6            0         6,250            N/A                 0            5,000        130,000
      7            0         6,500            N/A                 0            5,000        135,000
      8            0         6,750            N/A                 0            5,000        140,000
      9            0         7,000            N/A                 0            5,000        145,000
      10           0         7,250            N/A                 0            5,000        150,000
      11           0         7,500          $7,500(4)           7,500            0          142,500
      12           0         7,500           7,500              7,500            0          135,000
      13           0         7,500           7,500              7,500            0          127,500
      14           0         7,500           7,500              7,500            0          120,000
      15           0         7,500           7,500              7,500            0          112,500
      20           0         7,500           7,500              7,500            0           75,000
      25           0         7,500           7,500              7,500            0           37,500
      30           0         7,500           7,500              7,500            0             0
     31+           0           0             7,500              7,500            0             0



----------
1 The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 X $100,000 = $5,000). The Guaranteed Withdrawal Balance is used to determine the Guaranteed Withdrawal Amount , the Lifetime Income Amount and the Rider fee. It is not available for withdrawal as a lump sum.



2 In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



3 Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



4 The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's attains age 59-1/2 (oldest Covered Person for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500)



EXAMPLE 4B. THIS EXAMPLE ILLUSTRATES ADDITIONAL PURCHASE PAYMENTS. Assume an initial Purchase Payment of $100,000 at age 65 of oldest Covered Person, an Additional Purchase Payment of $10,000 during Contract Year 1, and an additional Purchase Payment of $10,000 in year 2. Withdrawals are taken at the end of all Contract Years. Also assume that the Contract Value is less than the Benefit Base so there is no Step-up.



                                                LIFETIME INCOME                       BENEFIT BASE ON     LIFETIME INCOME
                PURCHASE   BENEFIT BASE AFTER     AMOUNT AFTER                           CONTRACT       AMOUNT ON CONTRACT
CONTRACT YEAR   PAYMENTS    PURCHASE PAYMENT    PURCHASE PAYMENT   WITHDRAWAL TAKEN     ANNIVERSARY         ANNIVERSARY
-------------   --------   ------------------   ----------------   ----------------   ---------------   ------------------
   At issue     $100,000        $100,000             $5,000                              $100,000             $5,000
      1         10,000(1)       $110,000(1)          $5,500(1)         $5,500             104,500              5,500
      2         10,000(2)       $114,500(2)           5,725(2)          5,725             108,775              5,725



----------
1 In this example, there is an additional Purchase Payment during the first Contract Year. Following the Additional Purchase Payment, the Benefit Base is calculated as the initial Benefit Base plus the amount of the Additional Purchase Payment ($100,000 + 10,000 = $110,000). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 110,000 = $5,500).



2 In the second year, there is another Additional Purchase Payment of $10,000. Following the Additional Purchase Payment, the Benefit Base is calculated as the previous Benefit Base plus the amount of the Additional Purchase Payment ($104,500 + 10,000 = $114,500). The Lifetime Income Amount is calculated as 5% of the Benefit Base immediately after the Purchase Payment (.05 x 114,500 = $5,725).

EXAMPLE 4C. THIS EXAMPLE DEMONSTRATE THE IMPACT OF STEP-UPS. Assume a single Purchase Payment of $100,000 at the oldest Covered Person's age 65, no additional Purchase Payments are made, and withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4. Since withdrawals are taken every year, there are no Bonuses. The Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3.



                                                                                        HYPOTHETICAL
                              GUARANTEED       LIFETIME INCOME                       CONTRACT VALUE ON
                              WITHDRAWAL         AMOUNT AFTER                            CONTRACT             GUARANTEED
                PURCHASE     AMOUNT AFTER          PURCHASE                          ANNIVERSARY PRIOR   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT        PAYMENT        WITHDRAWAL TAKEN     TO RIDER FEE      CONTRACT ANNIVERSARY
-------------   --------   ----------------    ---------------    ----------------   -----------------   ---------------------
   At issue     $100,000          --                  --                 --                 --                 $100,000
      1            0            5,000               5,000              5,000              102,000                95,000
      2            0            5,000               5,000              5,000              103,560                90,000
      3            0            5,000               5,000              5,000              105,240(1)            105,240(1)
      4            0            5,262(2)            5,262(2)           5,262               94,245                99,978



----------
1 At the end of Contract Year 3, the Contract Value in this example, $105,240 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will Step-up to equal the Contract Value of $105,240.



2 Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up $5,000 or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,240 = $5,262).



EXAMPLE 4D. THIS EXAMPLE ILLUSTRATE EXCESS WITHDRAWALS. Assume the same Purchase Payments and withdrawals as example 4c, but with a withdrawal of $10,000 at the end of year 4.



                                                                                         HYPOTHETICAL
                              GUARANTEED       LIFETIME INCOME                         CONTRACT VALUE ON
                              WITHDRAWAL         AMOUNT AFTER                              CONTRACT              GUARANTEED
                PURCHASE     AMOUNT AFTER          PURCHASE                          ANNIVERSARY PRIOR TO   WITHDRAWAL BALANCE ON
CONTRACT YEAR   PAYMENTS   PURCHASE PAYMENT        PAYMENT       WITHDRAWAL TAKEN          RIDER FEE        CONTRACT ANNIVERSARY
-------------   --------   ----------------    ---------------   ----------------    --------------------   ---------------------
   At issue     $100,000          --                  --                --                    --                  $100,000
      1            0            5,000               5,000             5,000                 102,000                 95,000
      2            0            5,000               5,000             5,000                 103,560                 90,000
      3            0            5,000               5,000             5,000                 105,240                105,240
      4            0            5,262               5,262            10,000                 89,507                  89,507(1)
      5            0            4,475(1)            4,475(1)          4,475                 75,465                  85,031



----------
1 The withdrawal of $10,000 exceeds the Guaranteed Withdrawal Amount and the Lifetime Income Amount of $5,262. The Benefit Base will be reset to equal the lesser of the Contract Value after the withdrawal ($89,507) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($105,240-10,000 = $95,240). The Guaranteed Income Amount and the Lifetime Income Amount will equal 5% of the new Benefit Base (.05 x 89,507 = $4,475).

            Appendix E: Optional Guaranteed Minimum Income Benefits


This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Venture(R) Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Tax Considerations section of the Prospectus for information about optional benefit Riders.

The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

      John Hancock USA

      Guaranteed Retirement Income Program I
      Guaranteed Retirement Income Program II
      Guaranteed Retirement Income Program III


      John Hancock New York
      Guaranteed Retirement Income Program I
      Guaranteed Retirement Income Program II



The optional Guaranteed Retirement Income Programs guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.


JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Program

John Hancock USA offered three versions of the Guaranteed Retirement Income Program. Guaranteed Retirement Income Program I was available for Contracts issued between May 1998 and June 2001 (beginning and end dates may vary by state). Guaranteed Retirement Income Program II was available for Contracts issued between July 2001, and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Program III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III are described below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:


            - may not be exercised until the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program
                  I) and then must be exercised within 30 days immediately following the 10th Contract Anniversary (7th Contract Anniversary for Guaranteed Retirement Income Program I) or a subsequent Contract Anniversary; and



            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.


Guaranteed Retirement Income Program I


The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is defined below. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


INCOME BASE:  The Income Base is equal to (a) less (b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM I GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program I is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


STEP-UP OF INCOME BASE: Within 30 days immediately following any Contract Anniversary, you may elect in writing to Step-up the Income Base to the Contract Value on that Contract Anniversary. If you elect to Step-up the Income Base, the earliest date that you may exercise Guaranteed Retirement Income Program is extended to the 7th Contract Anniversary following the date the Step-up is effective (the "Step-up Date").



Following a Step-up of the Income Base, the Income Base as of the Step-up Date is equal to the Contract Value on the Step-up Date. For purposes of subsequent calculation of the Income Base, the Contract Value on the Step-up Date will be treated as a Purchase Payment made on that date, and all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the Step-up Date will not be considered.



Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III



The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME PROGRAM II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME PROGRAM III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME PROGRAM II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


GUARANTEED RETIREMENT INCOME PROGRAM III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - - Annuity Options").


      Life Annuity with a 10-Year Period Certain - - Available for both Guaranteed Retirement Income Program II and Guaranteed Retirement Income Program III.



      Joint and Survivor Life Annuity with a 20-Year Period Certain - - Available for Contracts with Guaranteed Retirement Income Program II issued prior to January 27, 2003 (availability may vary by state).


      Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Program III and for Contracts issued with Guaranteed Retirement Income Program II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise a Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


GUARANTEED RETIREMENT INCOME PROGRAM RIDER      ANNUAL FEE
------------------------------------------      ----------
Guaranteed Retirement Income Program I            0.25%
Guaranteed Retirement Income Program II           0.45%
Guaranteed Retirement Income Program III          0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.


Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:


            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



            -     the termination of the Contract for any reason; or



            - the exercise of the Guaranteed Retirement Income Program benefit.


Qualified Plans

The use of Guaranteed Retirement Income Programs is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

Hence, you should consider that since (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election (7th Contract Anniversary for Guaranteed Retirement Income Program I) and (b) the election of a Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed

Retirement Income Program fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME PROGRAMS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Program

John Hancock New York offered two versions of the Guaranteed Retirement Income Program were offered. Guaranteed Retirement Income Program I was available for Contracts issued between September 10, 2001, and July 21, 2003. Guaranteed Retirement Income Program II was available for Contracts issued between December 2, 2002 and June 11, 2004. Any differences between Guaranteed Retirement Income Program I and Guaranteed Retirement Income Program II are described below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Program benefit may be exercised subject to the following conditions:


            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and



            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.


Income Base


The Income Base applied in determining the amount of Guaranteed Retirement Income Program annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Program II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Program benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME PROGRAM MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME PROGRAM II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Program II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Program and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-Up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-Out Period Provisions - - Annuity Options"):


            -     Life Annuity with a 10-Year Period Certain;



            -     Joint and Survivor Life Annuity with a 20-Year Period Certain.


The Monthly Income Factors are described in the Guaranteed Retirement Income Program Rider. When you exercise Guaranteed Retirement Income Program, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates).

If your Contract has been issued with a Guaranteed Retirement Income Program Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Program Fee

The risk assumed by us associated with a Guaranteed Retirement Income Program is that annuity benefits payable under a Guaranteed Retirement Income Program are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Program Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Program Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Program Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Program Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME PROGRAM RIDER     ANNUAL FEE
------------------------------------------     ----------
Guaranteed Retirement Income Program I         0.30%
Guaranteed Retirement Income Program II        0.45%


If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Program Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Program Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Program Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Program Fee, the commencement of annuity payments will be treated as a full withdrawal.


Termination of Guaranteed Retirement Income Program

A Guaranteed Retirement Income Program will terminate upon the earliest to occur of:


            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



            -     the termination of the Contract for any reason; or



            - the exercise of the Guaranteed Retirement Income Program benefit.


Qualified Plans

The use of a Guaranteed Retirement Income Program is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Program is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Program.

You should consider that since (a) a Guaranteed Retirement Income Program may not be exercised until the 10th Contract Anniversary after its election and (b) the election of Guaranteed Retirement Income Program is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Program fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Program may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Program, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Program, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME PROGRAMS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, A GUARANTEED RETIREMENT INCOME PROGRAM SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME PROGRAM BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values

The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of accumulation units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each accumulation unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges).

The table contains information on different classes of accumulation units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:


            -     Ven 24, Ven 22 and Ven 20 Contracts with no optional benefit
                  Riders;



            - Ven 22 and Ven 20 Contracts with the Guaranteed Earnings Multiplier optional benefit Rider;



            - Ven 24 Contracts with the Payment Enhancement optional benefit Rider;



            -     Ven 9, Ven 6 and Ven 7 Contracts with no optional benefit
                  Riders;



            -     Ven 3 Contracts with no optional benefit Riders.


Please note that Guaranteed Retirement Income Program I, Guaranteed Retirement Income Program II, Guaranteed Retirement Income Program III, Principal Plus, Principal Plus for Life and Triple Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Venture Prior

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

               ACCUMULATION UNIT VALUES- VENTURE VARIABLE ANNUITY

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED    ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- ---------- ---------- ---------- ---------- --------- --------- -------- -------- --------
500 INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $14.355712 $13.981973 $12.890992 $10.232056 $12.500000        --        --       --       --       --
Value at End of Year    16.288719  14.355712  13.981973  12.890992  10.232056        --        --       --       --       --
Ven 22, 20 No. of
   Units                1,067,899  1,225,205  1,250,479  1,096,693    312,367        --        --       --       --       --
Ven 24 No. of Units       420,641    453,984    472,832    344,259     85,184        --        --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.251751  13.908408  12.848905  10.219044  12.500000        --        --       --       --       --
Value at End of Year    16.138539  14.251751  13.908408  12.848905  10.219044        --        --       --       --       --
No. of Units              124,224    127,884    131,553    113,154      6,296        --        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.174210  13.853451  12.817386  10.209272  12.500000        --        --       --       --       --
Value at End of Year    16.026755  14.174210  13.853451  12.817386  10.209272        --        --       --       --       --
No. of Units              343,063    361,467    353,819    264,511     58,512        --        --       --       --       --

500 INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  10.434774  10.146482   9.332415   7.393241   9.677729 11.200577 12.500000       --       --       --
Value at End of Year    11.860026  10.434774  10.146482   9.332415   7.393241  9.677729 11.200577       --       --       --
Ven 22, 20 No. of
   Units                5,662,346  7,431,295  9,056,577  9,910,540  9,560,366 8,341,963 3,372,404       --       --       --
Ven 24 No. of Units       202,571    254,131    340,730    301,338    325,150   237,911    61,502       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  11.178350  10.891210  10.037495   7.967712  10.450629 12.500000        --       --       --       --
Value at End of Year    12.679857  11.178350  10.891210  10.037495   7.967712 10.450629        --       --       --       --
No. of Units               53,278     57,668     67,142    107,257    106,231    34,656        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  10.543123  10.287669   9.495529   7.548807   9.916084 11.516966        --       --       --       --
Value at End of Year    11.941431  10.543123  10.287669   9.495529   7.548807  9.916084        --       --       --       --
No. of Units              413,183    487,495    621,415    543,810    446,244   237,911        --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  10.434774  10.146482   9.332415   7.393241   9.677729 11.200577 12.500000       --       --       --
Value at End of Year    11.860026  10.434774  10.146482   9.332415   7.393241  9.677729 11.200577       --       --       --
Ven 7, 8 No. of Units     423,821    579,086    697,016    871,491    863,970   571,972   436,748       --       --       --
Ven 9 No. of Units         93,667    157,718    254,069    196,202    429,028   294,074    66,524       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  10.434774  10.146482   9.332415   7.393241   9.677729 11.200577 12.500000       --       --       --
Value at End of Year    11.860026  10.434774  10.146482   9.332415   7.393241  9.677729 11.200577       --       --       --
No. of Units               34,045     36,694     35,016     36,077     27,155    31,853    15,118       --       --       --

ACTIVE BOND TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.567393  12.500000         --         --         --        --        --       --       --       --
Value at End of Year    12.914612  12.567393         --         --         --        --        --       --       --       --
Ven 22, 20 No. of
   Units                7,737,600  7,813,643         --         --         --        --        --       --       --       --
Ven 24 No. of Units     1,344,178  1,350,107         --         --         --        --        --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.550538  12.500000         --         --         --        --        --       --       --       --
Value at End of Year    12.871603  12.550538         --         --         --        --        --       --       --       --
No. of Units              320,904    312,540         --         --         --        --        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.537911  12.500000         --         --         --        --        --       --       --       --
Value at End of Year    12.839427  12.537911         --         --         --        --        --       --       --       --
No. of Units            1,399,750  1,442,961         --         --         --        --        --       --       --       --

Venture Prior

                          YEAR       YEAR       YEAR      YEAR      YEAR      YEAR       YEAR       YEAR      YEAR      YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED      ENDED      ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01   12/31/00   12/31/99  12/31/98  12/31/97
                       ---------- ---------- --------- --------- --------- ---------- ---------- --------- --------- ---------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $12.567393 $12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.914612  12.567393        --        --        --         --         --        --        --        --
Ven 9 No. of Units            253        253        --        --        --         --         --        --        --        --

ACTIVE BOND TRUST - SERIES I SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.580342  12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.953874  12.580342        --        --        --         --         --        --        --        --
Ven 22, 20 No. of
   Units                2,960,620  3,779,743        --        --        --         --         --        --        --        --
Ven 24 No. of Units       118,895    140,653        --        --        --         --         --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.563464  12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.910707  12.563464        --        --        --         --         --        --        --        --
No. of Units               32,570     43,655        --        --        --         --         --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.550821  12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.878444  12.550821        --        --        --         --         --        --        --        --
No. of Units              296,316    361,780        --        --        --         --         --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.580342  12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.953874  12.580342        --        --        --         --         --        --        --        --
Ven 7, 8 No. of Units   1,896,304  2,428,159        --        --        --         --         --        --        --        --
Ven 9 No. of Units        204,998    258,204        --        --        --         --         --        --        --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  12.580342  12.500000        --        --        --         --         --        --        --        --
Value at End of Year    12.953874  12.580342        --        --        --         --         --        --        --        --
No. of Units              855,608    950,426        --        --        --         --         --        --        --        --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         -- 12.607074  9.571530 12.500000         --         --        --        --        --
Value at End of Year           --         -- 13.575947 12.607074  9.571530         --         --        --        --        --
Ven 22, 20 No. of
   Units                       --         --   567,063   513,320   154,361         --         --        --        --        --
Ven 24 No. of Units            --         --   199,068   149,385    42,198         --         --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         -- 12.565898  9.559332 12.500000         --         --        --        --        --
Value at End of Year           --         -- 13.504490 12.565898  9.559332         --         --        --        --        --
No. of Units                   --         --    54,887    63,237    18,334         --         --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         -- 12.535104  9.550203 12.500000         --         --        --        --        --
Value at End of Year           --         -- 13.451149 12.535104  9.550203         --         --        --        --        --
No. of Units                   --         --    93,182    58,322    32,572         --         --        --        --        --

AGGRESSIVE GROWTH TRUST (MERGED INTO MID CAP STOCK TRUST EFF 5-1-2005) - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         -- 12.039961  9.120311 12.326027  16.889157  16.628126 12.680777 12.327066 12.500000
Value at End of Year           --         -- 12.971720 12.039961  9.120311  12.326027  16.889157 16.628126 12.680777 12.327066
Ven 22, 20 No. of
   Units                       --         -- 7,370,975 9,002,683 9,780,531 11,254,683 10,422,393 3,817,588 2,618,135 2,202,953
Ven 24 No. of Units            --         --   336,022   444,899   481,914    515,448    470,760    88,070        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  8.776337  6.661388  9.020870  12.500000         --        --        --        --
Value at End of Year           --         --  9.436575  8.776337  6.661388   9.020870         --        --        --        --
No. of Units                   --         --    54,792    61,592    64,403    400,458         --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  7.888253  5.996302  8.132426  11.182499         --        --        --        --
Value at End of Year           --         --  8.468944  7.888253  5.996302   8.132426         --        --        --        --
No. of Units                   --         --   395,958   452,125   462,774    271,521         --        --        --        --

Venture Prior

                          YEAR      YEAR      YEAR       YEAR       YEAR        YEAR        YEAR       YEAR       YEAR       YEAR
                         ENDED     ENDED      ENDED      ENDED      ENDED      ENDED       ENDED       ENDED      ENDED      ENDED
                        12/31/06  12/31/05  12/31/04   12/31/03   12/31/02    12/31/01    12/31/00   12/31/99   12/31/98   12/31/97
                       --------- --------- ---------- ---------- ---------- ----------- ----------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year        --        -- $12.039961 $ 9.120311 $12.326027 $ 16.889157 $ 16.628126 $12.680777 $12.327066 $12.500000
Value at End of Year          --        --  12.971720  12.039961   9.120311   12.326027   16.889157  16.628126  12.680777  12.327066
Ven 7, 8 No. of Units         --        --    573,749    745,064    843,050   1,072,108   1,506,390    787,936  1,089,413  1,071,664
Ven 9 No. of Units            --        --    224,663    367,517    352,330     413,862     548,723    302,621    319,349    188,114

Ven 3 Contracts with no Optional Riders
Value at Start of Year        --        --  12.039961   9.120311  12.326027   16.889157   16.628126  12.680777  12.327066  12.500000
Value at End of Year          --        --  12.971720  12.039961   9.120311   12.326027   16.889157  16.628126  12.680777  12.327066
No. of Units                  --        --     38,592     54,025     47,672      48,674      76,525     27,501     17,454     49,469

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year 16.764082 15.611671  13.642000  10.539761  12.500000          --          --         --         --         --
Value at End of Year   18.936083 16.764082  15.611671  13.642000  10.539761          --          --         --         --         --
Ven 22, 20 No. of
   Units                 120,561   130,017    142,419    100,996     58,383          --          --         --         --         --
Ven 24 No. of Units       18,620    16,165     14,031     10,611      3,755          --          --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year 16.642648 15.529505  13.597435  10.526345  12.500000          --          --         --         --         --
Value at End of Year   18.761473 16.642648  15.529505  13.597435  10.526345          --          --         --         --         --
No. of Units               3,733     5,894      5,602      3,972        147          --          --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year 16.552193 15.468201  13.564126  10.516293  12.500000          --          --         --         --         --
Value at End of Year   18.631621 16.552193  15.468201  13.564126  10.516293          --          --         --         --         --
No. of Units              16,325    13,357     11,137      4,810      1,371          --          --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year 16.764082 15.611671         --         --         --          --          --         --         --         --
Value at End of Year   18.936083 16.764082         --         --         --          --          --         --         --         --
Ven 9 No. of Units           313       313         --         --         --          --          --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year 16.764082 15.611671         --         --         --          --          --         --         --         --
Value at End of Year   18.936083 16.764082         --         --         --          --          --         --         --         --
No. of Units                 149       149         --         --         --          --          --         --         --         --

ALL CAP CORE TRUST (FORMERLY GROWTH TRUST) - SERIES I SHARES (units first credited 7-15-1996)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year 18.408599 17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989  16.968111  13.727312
Value at End of Year   20.830585 18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585  20.739989  16.968111
Ven 22, 20 No. of
   Units               4,157,956 5,317,776  6,316,179  7,678,603  9,380,988  12,268,522  14,881,833  9,747,951  5,951,480  4,250,304
Ven 24 No. of Units      130,706   153,969    175,743    215,705    251,358     299,501     253,992     59,898         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year 10.727059  9.992305   8.728600   6.742395   9.163627   12.500000          --         --         --         --
Value at End of Year   12.114225 10.727059   9.992305   8.728600   6.742395    9.163627          --         --         --         --
No. of Units              21,873    25,817     32,414     30,500     29,233      14,344          --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  8.171404  7.623095   6.669038   5.159206   7.022468    9.089389          --         --         --         --
Value at End of Year    9.214290  8.171404   7.623095   6.669038   5.159206    7.022468          --         --         --         --
No. of Units             114,191   172,569    210,053    273,881    257,701     173,641          --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year 18.408599 17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989  16.968111  13.727312
Value at End of Year   20.830585 18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585  20.739989  16.968111
Ven 7, 8 No. of Units    594,331   775,887  1,026,608  1,274,268  1,630,125   2,120,101   3,358,777  3,741,117  2,993,344  2,599,081
Ven 9 No. of Units       253,002   313,453    418,096    520,711    624,455     797,877   1,019,262  1,007,471    694,842    426,278

Ven 3 Contracts with no Optional Riders
Value at Start of Year 18.408599 17.113549  14.919288  11.501386  15.600316   20.120816   28.060585  20.739989  16.968111  13.727312
Value at End of Year   20.830585 18.408599  17.113549  14.919288  11.501386   15.600316   20.120816  28.060585  20.739989  16.968111
No. of Units              31,814    35,814     43,383     53,510     80,427     128,701     173,914    189,827    157,427    109,553

Venture Prior

                          YEAR       YEAR       YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03    12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------
ALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $14.359361 $13.387148 $12.767854 $ 10.037335 $12.500000         --         --         --         --        --
Value at End of Year    15.054859  14.359361  13.387148   12.767854  10.037335         --         --         --         --        --
Ven 22, 20 No. of
   Units                  555,332    563,975    797,349     639,116    204,577         --         --         --         --        --
Ven 24 No. of Units        95,639     99,956     97,287      81,893     15,156         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.255343  13.316695  12.726145   10.024552  12.500000         --         --         --         --        --
Value at End of Year    14.916013  14.255343  13.316695   12.726145  10.024552         --         --         --         --        --
No. of Units               25,866     29,457     28,729      26,365      6,629         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.177829  13.264097  12.694956   10.014973  12.500000         --         --         --         --        --
Value at End of Year    14.812723  14.177829  13.264097   12.694956  10.014973         --         --         --         --        --
No. of Units               73,221     68,612     80,663      65,159     28,524         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.359361  13.387148         --          --         --         --         --         --         --        --
Value at End of Year    15.054859  14.359361         --          --         --         --         --         --         --        --
Ven 9 No. of Units            828        548         --          --         --         --         --         --         --        --

ALL CAP GROWTH TRUST - SERIES I SHARES (units first credited 3-04-1996)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  19.226457  17.888430  17.030370   13.363096  17.927398  23.852189  27.113084  19.002856  15.020670 13.215952
Value at End of Year    20.206474  19.226457  17.888430   17.030370  13.363096  17.927398  23.852189  27.113084  19.002856 15.020670
Ven 22, 20 No. of
   Units                5,971,079  7,379,350  9,368,927  11,255,888 13,146,694 16,602,102 16,971,982 11,618,340 10,114,972 8,350,188
Ven 24 No. of Units       228,894    268,153    300,775     370,060    423,069    503,394    477,236    107,418         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   9.423173   8.784877   8.380282    6.588842   8.857071  12.500000         --         --         --        --
Value at End of Year     9.883757   9.423173   8.784877    8.380282   6.588842   8.857071         --         --         --        --
No. of Units               38,921     46,808     61,922      75,053     78,183     48,575         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   8.197559   7.653722   7.312204    5.757704   7.751463  10.349704         --         --         --        --
Value at End of Year     8.585393   8.197559   7.653722    7.312204   5.757704   7.751463         --         --         --        --
No. of Units              314,528    389,884    490,521     574,876    635,050    483,817         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  19.226457  17.888430  17.030370   13.363096  17.927398  23.852189  27.113084  19.002856  15.020670 13.215952
Value at End of Year    20.206474  19.226457  17.888430   17.030370  13.363096  17.927398  23.852189  27.113084  19.002856 15.020670
Ven 7, 8 No. of Units     951,840  1,208,031  1,583,546   2,008,869  2,463,679  3,192,887  4,274,267  4,764,175  5,312,432 5,708,805
Ven 9 No. of Units        426,423    526,534    681,765     845,398  1,028,998  1,422,150  1,728,273  1,684,077  1,574,135 1,211,555

Ven 3 Contracts with no Optional Riders
Value at Start of Year  19.226457  17.888430  17.030370   13.363096  17.927398  23.852189  27.113084  19.002856  15.020670 13.215952
Value at End of Year    20.206474  19.226457  17.888430   17.030370  13.363096  17.927398  23.852189  27.113084  19.002856 15.020670
No. of Units               46,528     70,597     93,651     115,713    135,052    208,852    254,967    228,969    239,012   272,919

ALL CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.646118  15.050883  13.181759    9.674898  12.500000         --         --         --         --        --
Value at End of Year    17.516604  15.646118  15.050883   13.181759   9.674898         --         --         --         --        --
Ven 22, 20 No. of
   Units                  873,791    843,708    807,667     523,939     85,306         --         --         --         --        --
Ven 24 No. of Units       161,342    146,759    154,556      90,937      9,080         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.532791  14.971687  13.138707    9.662574  12.500000         --         --         --         --        --
Value at End of Year    17.355078  15.532791  14.971687   13.138707   9.662574         --         --         --         --        --
No. of Units               33,190     49,081     53,333      40,083      5,426         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.448324  14.912560  13.106512    9.653351  12.500000         --         --         --         --        --
Value at End of Year    17.234909  15.448324  14.912560   13.106512   9.653351         --         --         --         --        --
No. of Units              117,975    118,139    116,118      76,154     33,747         --         --         --         --        --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
ALL CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $14.459280 $13.870389 $12.130735 $ 8.890942 $12.494117 $12.500000         --         --         --        --
Value at End of Year    16.214051  14.459280  13.870389  12.130735   8.890942  12.494117         --         --         --        --
Ven 22, 20 No. of
   Units                1,672,577  1,841,422  2,111,389  1,778,554  1,074,867    570,920         --         --         --        --
Ven 24 No. of Units        39,428     39,696     42,383     43,563     46,075     10,755         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.324799  13.768814  12.066071   8.861220  12.477337  12.500000         --         --         --        --
Value at End of Year    16.031260  14.324799  13.768814  12.066071   8.861220  12.477337         --         --         --        --
No. of Units               52,240     51,220     59,499     71,283     46,772     21,525         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.224748  13.693111  12.017788   8.838989  12.464762  12.500000         --         --         --        --
Value at End of Year    15.895500  14.224748  13.693111  12.017788   8.838989  12.464762         --         --         --        --
No. of Units              150,396    166,689    145,850    133,410    135,095     42,968         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.459280  13.870389  12.130735   8.890942  12.494117  12.500000         --         --         --        --
Value at End of Year    16.214051  14.459280  13.870389  12.130735   8.890942  12.494117         --         --         --        --
Ven 7, 8 No. of Units     172,765    195,319    262,487    217,876    104,817     61,104         --         --         --        --
Ven 9 No. of Units         44,179     45,996     54,418     35,910     18,655     14,166         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.459280  13.870389  12.130735   8.890942  12.494117  12.500000         --         --         --        --
Value at End of Year    16.214051  14.459280  13.870389  12.130735   8.890942  12.494117         --         --         --        --
No. of Units                8,671      6,657     12,408     17,088      6,901      5,599         --         --         --        --

AMERICAN BLUE-CHIP INCOME AND GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  17.317033  16.463226  15.298774  12.500000         --         --         --         --         --        --
Value at End of Year    19.944779  17.317033  16.463226  15.298774         --         --         --         --         --        --
Ven 22, 20 No. of Units 2,952,854  3,003,264  3,085,744    733,450         --         --         --         --         --        --
Ven 24 No. of Units       326,760    337,549    351,197    164,535         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.225299  16.408697  15.278707  12.500000         --         --         --         --         --        --
Value at End of Year    19.799622  17.225299  16.408697  15.278707         --         --         --         --         --        --
No. of Units              100,073    122,679     87,095     49,076         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.156806  16.367906  15.263668  12.500000         --         --         --         --         --        --
Value at End of Year    19.691416  17.156806  16.367906  15.263668         --         --         --         --         --        --
No. of Units              193,157    181,864    166,040     46,258         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  17.317033  16.463226  15.298774  12.500000         --         --         --         --         --        --
Value at End of Year    19.944779  17.317033  16.463226  15.298774         --         --         --         --         --        --
Ven 9 No. of Units         48,679     39,850     50,361     17,408         --         --         --         --         --        --
No. of Units              292,547    300,636    319,536    161,103         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  17.317033  16.463226  15.298774  12.500000         --         --         --         --         --        --
Value at End of Year    19.944779  17.317033  16.463226  15.298774         --         --         --         --         --        --
No. of Units               20,264     23,260     25,749     17,915         --         --         --         --         --        --

AMERICAN BOND TRUST - SERIES II SHARES (units first credited 8-01-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year    13.104653         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                2,920,678         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                  302,519         --         --         --         --         --         --         --         --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.417864  12.500000         --         --         --         --         --         --         --        --
Value at End of Year    13.039904  12.417864         --         --         --         --         --         --         --        --
Ven 22, 20 No. of
   Units                5,334,662  2,340,443         --         --         --         --         --         --         --        --
Ven 24 No. of Units       703,819    295,255         --         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.407593  12.500000         --         --         --         --         --         --         --        --
Value at End of Year    13.003147  12.407593         --         --         --         --         --         --         --        --
No. of Units              148,168     50,361         --         --         --         --         --         --         --        --

Venture Prior

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Venture 2006 Contracts with Payment Enhancement
Value at Start of Year $ 12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.074270         --         --         --         --         --         --         --         --        --
No. of Units               122,925         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   12.399892  12.500000         --         --         --         --         --         --         --        --
Value at End of Year     12.975650  12.399892         --         --         --         --         --         --         --        --
No. of Units               787,772    271,239         --         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.087295         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   858,785         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                    81,908         --         --         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     12.984817         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   106,009         --         --         --         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   12.417864  12.500000         --         --         --         --         --         --         --        --
Value at End of Year     13.039904  12.417864         --         --         --         --         --         --         --        --
Ven 7, 8 No. of Units           --     11,901         --         --         --         --         --         --         --        --
Ven 9 No. of Units          12,837      3,554         --         --         --         --         --         --         --        --
No. of Units               103,991         --         --         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   12.417864         --         --         --         --         --         --         --         --        --
Value at End of Year     13.039904         --         --         --         --         --         --         --         --        --
No. of Units                 5,019         --         --         --         --         --         --         --         --        --

AMERICAN GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     12.862693         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                 2,853,777         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   257,316         --         --         --         --         --         --         --         --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   19.206559  16.849842  15.269062  12.500000         --         --         --         --         --        --
Value at End of Year     20.766845  19.206559  16.849842  15.269062         --         --         --         --         --        --
Ven 22, 20 No. of
   Units                16,173,347 15,171,705 11,353,014  1,914,838         --         --         --         --         --        --
Ven 24 No. of Units      1,874,727  1,606,897  1,046,035    284,976         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   19.104829  16.794033  15.249029  12.500000         --         --         --         --         --        --
Value at End of Year     20.615694  19.104829  16.794033  15.249029         --         --         --         --         --        --
No. of Units               535,410    464,185    296,693    150,995         --         --         --         --         --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     12.832875         --         --         --         --         --         --         --         --        --
No. of Units               113,338         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   19.028876  16.752296  15.234022  12.500000         --         --         --         --         --        --
Value at End of Year     20.503034  19.028876  16.752296  15.234022         --         --         --         --         --        --
No. of Units             1,449,360  1,208,296    603,913     60,829         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     12.845651         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   902,530         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   101,357         --         --         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     20.540520         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                    54,638         --         --         --         --         --         --         --         --        --

Venture Prior

                           YEAR        YEAR        YEAR        YEAR       YEAR
                          ENDED       ENDED       ENDED       ENDED       ENDED
                         12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                       ----------- ----------- ----------- ----------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $ 19.206559 $ 16.849842  $15.269062  $12.500000         --
Value at End of Year     20.766845   19.206559   16.849842   15.269062         --
Ven 7, 8 No. of Units           --   1,129,093     995,032     658,720         --
Ven 9 No. of Units         196,984     174,537     148,164      74,053         --
No. of Units             1,088,570          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   19.206559   16.849842   15.269062   12.500000         --
Value at End of Year     20.766845   19.206559   16.849842   15.269062         --
No. of Units                68,958      75,525      70,670      49,667         --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.519391          --          --          --         --
Venture 2006 No. of
   Units                 2,666,182          --          --          --         --
Venture 2006 No. of
   Units                   252,577          --          --          --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   17.302782   16.665076   15.387946   12.500000         --
Value at End of Year     19.557000   17.302782   16.665076   15.387946         --
Ven 22, 20 No. of
   Units                13,399,904  12,347,704   9,224,537   1,316,880         --
Ven 24 No. of Units      1,549,856   1,351,548     739,263     188,796         --

Ven 22, 20 Contracts with GEM
Value at Start of Year   17.211123   16.609882   15.367766   12.500000         --
Value at End of Year     19.414654   17.211123   16.609882   15.367766         --
No. of Units               395,834     392,183     254,864      88,839         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.488057          --          --          --         --
No. of Units               106,288          --          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   17.142690   16.568595   15.352637   12.500000         --
Value at End of Year     19.308566   17.142690   16.568595   15.352637         --
No. of Units             1,443,864   1,241,490     601,754      71,293         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.501467          --          --          --         --
Venture 2006 No. of
   Units                   817,371          --          --          --         --
Venture 2006 No. of
   Units                    89,819          --          --          --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     19.343844          --          --          --         --
Venture 2006 No. of
   Units                    57,831          --          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   17.302782   16.665076   15.387946   12.500000         --
Value at End of Year     19.557000   17.302782   16.665076   15.387946         --
Ven 7, 8 No. of Units           --     709,941     719,933     384,391         --
Ven 9 No. of Units         126,670      98,445     103,225      46,828         --
No. of Units               687,323          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   17.302782   16.665076   15.387946   12.500000         --
Value at End of Year     19.557000   17.302782   16.665076   15.387946         --
No. of Units                41,451      40,516      42,156      43,225         --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.246956          --          --          --         --
Venture 2006 No. of
   Units                 2,111,439          --          --          --         --
Venture 2006 No. of
   Units                   154,671          --          --          --         --

                          YEAR       YEAR       YEAR       YEAR        YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 7, 8 No. of Units          --         --         --         --         --
Ven 9 No. of Units             --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

AMERICAN GROWTH-INCOME TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 24 No. of Units            --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 7, 8 No. of Units          --         --         --         --         --
Ven 9 No. of Units             --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

AMERICAN INTERNATIONAL TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Venture Prior

                           YEAR        YEAR        YEAR        YEAR       YEAR
                          ENDED       ENDED       ENDED       ENDED       ENDED
                         12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                       ----------- ----------- ----------- ----------- ----------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  $23.037853  $19.328401  $16.507632  $12.500000         --
Value at End of Year     26.881343   23.037853   19.328401   16.507632         --
Ven 22, 20 No. of
   Units                 7,449,417   6,681,967   4,198,494     396,104         --
Ven 24 No. of Units        759,897     628,975     336,815      63,121         --

Ven 22, 20 Contracts with GEM
Value at Start of Year   22.915864   19.264402   16.485991   12.500000         --
Value at End of Year     26.685743   22.915864   19.264402   16.485991         --
No. of Units               224,435     192,872     125,386      33,678         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.216247          --          --          --         --
No. of Units                61,403          --          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   22.824807   19.216554   16.469766   12.500000         --
Value at End of Year     26.539979   22.824807   19.216554   16.469766         --
No. of Units               701,909     600,927     296,847      20,409         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.229400          --          --          --         --
Venture 2006 No. of
   Units                   768,897          --          --          --         --
Venture 2006 No. of
   Units                    94,957          --          --          --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     26.588492          --          --          --         --
Venture 2006 No. of
   Units                    26,669          --          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   23.037853   19.328401   16.507632   12.500000         --
Value at End of Year     26.881343   23.037853   19.328401   16.507632         --
Ven 7, 8 No. of Units           --     503,980     365,786     139,282         --
Ven 9 No. of Units          93,661      69,812      59,490      25,971         --
No. of Units               540,492          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   23.037853   19.328401   16.507632   12.500000         --
Value at End of Year     26.881343   23.037853   19.328401   16.507632         --
No. of Units                39,328      25,406      13,263       2,349         --

BLACKROCK BASIC VALUE V.I. FUND (FORMERLY, MERCURY BASIC VALUE V.I. FUND) - SERIES
I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   27.206671   26.842434   24.538470   18.702483  23.100090
Value at End of Year     32.642361   27.206671   26.842434   24.538470  18.702483
Ven 22, 20 No. of
   Units                   551,238     740,901          --          --         --
Ven 22, 20 No. of
   Units                        --          --     893,702     992,700  1,122,669

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.245616   14.082946   12.900003    9.851657  12.192528
Value at End of Year     17.057755   14.245616   14.082946   12.900003   9.851657
No. of Units                   648       1,351          --          --         --
No. of Units                    --          --       1,944       1,955      1,976

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   27.206671   26.842434   24.538470   18.702483  23.100090
Value at End of Year     32.642361   27.206671   26.842434   24.538470  18.702483
Ven 7, 8 No. of Units        3,298       3,920          --          --         --
Ven 7, 8 No. of Units           --          --       4,409       6,607      6,938

BLACKROCK GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERCURY GLOBAL ALLOCATION V.I.
FUND) - SERIES I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   11.858445   10.896772    9.676396    8.963022         --
Value at End of Year     13.606776   11.858445   10.896772    9.676396         --
Ven 22, 20 No. of
   Units                   111,624          --          --          --         --
Ven 22, 20 No. of
   Units                        --     121,309     130,694     154,537         --

                          YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ----------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 24 No. of Units            --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 7, 8 No. of Units          --         --         --         --         --
Ven 9 No. of Units             --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

BLACKROCK BASIC VALUE V.I. FUND (FORMERLY, MERCURY BASIC VALUE V.I. FUND) -
SERIES I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  22.514992  20.300779  17.018200  15.792005  12.500000
Value at End of Year    23.100090  22.514992  20.300779  17.018200  15.792005
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 22, 20 No. of
   Units                1,239,327    948,379    638,841    167,113     21,435

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.500000         --         --         --         --
Value at End of Year    12.192528         --         --         --         --
No. of Units                   --         --         --         --         --
No. of Units                2,051         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  22.514992  20.300779  17.018200  15.792005  12.500000
Value at End of Year    23.100090  22.514992  20.300779  17.018200  15.792005
Ven 7, 8 No. of Units          --         --         --         --         --
Ven 7, 8 No. of Units          75      8,431     11,769     10,623        596

BLACKROCK GLOBAL ALLOCATION V.I. FUND (FORMERLY, MERCURY GLOBAL ALLOCATION
V.I. FUND) - SERIES I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --         --         --         --

Venture Prior

                           YEAR        YEAR        YEAR        YEAR       YEAR
                          ENDED       ENDED       ENDED       ENDED       ENDED
                         12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                       ----------- ----------- ----------- ----------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year          --          -- $ 14.930000 $ 13.832329         --
Value at End of Year            --          --   16.779304   14.930000         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year          --          --    9.676396    8.963022         --
Value at End of Year            --          --   10.896772    9.676396         --

BLACKROCK VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERCURY VALUE OPPORTUNITIES
V.I. FUND) - SERIES I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   63.235820   58.169107   51.386913   36.537044  48.661734
Value at End of Year     70.259867   63.235820   58.169107   51.386913  36.537044
Ven 22, 20 No. of
   Units                   135,055          --          --          --         --
Ven 22, 20 No. of
   Units                        --     166,352     203,195     227,011    268,748

Ven 22, 20 Contracts with GEM
Value at Start of Year   19.031980   17.541995   15.527800   11.062617  14.763263
Value at End of Year     21.103849   19.031980   17.541995   15.527800  11.062617
No. of Units                 1,516       2,896          --          --         --
No. of Units                    --          --       3,244       3,448      3,636

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   63.235820   58.169107   51.386913   36.537044  48.661734
Value at End of Year     70.259867   63.235820   58.169107   51.386913  36.537044
Ven 7, 8 No. of Units           48          48          --          --         --
Ven 7, 8 No. of Units           --          --          48          48         48

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.197444          --          --          --         --
Venture 2006 No. of
   Units                    25,056          --          --          --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   14.510506   13.965409   13.013611   10.228826  12.500000
Value at End of Year     15.641889   14.510506   13.965409   13.013611  10.228826
Ven 22, 20 No. of
   Units                 2,186,132   2,426,185   2,127,087   1,464,888    434,406
Ven 24 No. of Units        563,575     617,713     441,455     236,960     28,105

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.405399   13.891917   12.971112   10.215811  12.500000
Value at End of Year     15.497643   14.405399   13.891917   12.971112  10.215811
No. of Units                97,626     112,838      94,352      65,314     13,018

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.166852          --          --          --         --
No. of Units                 1,696          --          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   14.327062   13.837048   12.939311   10.206043  12.500000
Value at End of Year     15.390317   14.327062   13.837048   12.939311  10.206043
No. of Units               368,089     397,493     341,742     224,970    114,270

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --          --          --         --
Value at End of Year     13.179963          --          --          --         --
Venture 2006 No. of
   Units                    13,401          --          --          --         --
Venture 2006 No. of
   Units                       204          --          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   14.510506   13.965409          --          --         --
Value at End of Year     15.641889   14.510506          --          --         --
Ven 9 No. of Units             536         537          --          --         --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 12-11-1992)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   21.987188   21.114531   19.638699   15.417955  20.643428
Value at End of Year     23.760530   21.987188   21.114531   19.638699  15.417955
Ven 22, 20 No. of
   Units                12,189,414  15,532,968  18,984,031  22,485,941 25,377,600
Ven 24 No. of Units        362,331     436,620     502,535     574,881    650,695

                          YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --

BLACKROCK VALUE OPPORTUNITIES V.I. FUND (FORMERLY, MERCURY VALUE OPPORTUNITIES
V.I. FUND) - SERIES I SHARES (units first credited 10-13-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  38.059573  33.685273  25.494200  27.655848  12.500000
Value at End of Year    48.661734  38.059573  33.685273  25.494200  27.655848
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 22, 20 No. of
   Units                  298,150    614,146     81,875     38,159      8,457

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.500000         --         --         --         --
Value at End of Year    14.763263         --         --         --         --
No. of Units                   --         --         --         --         --
No. of Units                3,213         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  38.059573  33.685273  25.494200  27.655848  12.500000
Value at End of Year    48.661734  38.059573  33.685273  25.494200  27.655848
Ven 7, 8 No. of Units          --         --         --         --         --
Ven 7, 8 No. of Units          --        110        111        111        506

BLUE CHIP GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --         --         --         --
Ven 24 No. of Units            --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
No. of Units                   --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --
Venture 2006 No. of
   Units                       --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --
Value at End of Year           --         --         --         --         --
Ven 9 No. of Units             --         --         --         --         --

BLUE CHIP GROWTH TRUST - SERIES I SHARES (units first credited 12-11-1992)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  24.518135  25.568866  21.710674  17.134232  13.688523
Value at End of Year    20.643428  24.518135  25.568866  21.710674  17.134232
Ven 22, 20 No. of
   Units               30,503,258 31,246,764 26,488,218 18,901,097 14,049,907
Ven 24 No. of Units       754,939    709,638    226,750         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                         ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                      ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Ven 22, 20 Contracts with GEM
Value at Start of
   Year               $ 10.928487 $10.515682 $ 9.800303 $ 7.709411 $10.343004 $12.500000         --         --         --        --
Value at End of Year    11.786376  10.928487  10.515682   9.800303   7.709411  10.343004         --         --         --        --
No. of Units              162,394    164,936    164,549    183,899    195,854    118,549         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of
   Year                 10.177034   9.807280   9.153842   7.211675   9.689796  11.549188         --         --         --        --
Value at End of Year    10.959525  10.177034   9.807280   9.153842   7.211675   9.689796         --         --         --        --
No. of Units              708,840    839,169    988,319  1,055,794  1,108,760    717,328         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of
   Year                 21.987188  21.114531  19.638699  15.417955  20.643428  24.518135  25.568866  21.710674  17.134232  13.688523
Value at End of Year    23.760530  21.987188  21.114531  19.638699  15.417955  20.643428  24.518135  25.568866  21.710674  17.134232
Ven 7, 8 No. of Units   3,162,395  3,942,970  5,032,799  5,985,084  7,043,533  8,742,544 11,468,237 15,778,751 18,789,259 18,577,507
Ven 9 No. of Units      1,124,692  1,384,367  1,729,005  2,018,139  2,387,431  3,021,812  3,714,374  3,865,926  3,184,929  2,353,640

Ven 3 Contracts with no Optional Riders
Value at Start of
   Year                 21.987188  21.114531  19.638699  15.417955  20.643428  24.518135  25.568866  21.710674  17.134232  13.688523
Value at End of Year    23.760530  21.987188  21.114531  19.638699  15.417955  20.643428  24.518135  25.568866  21.710674  17.134232
No. of Units              114,536    179,635    211,845    242,066    296,940    463,278    588,502    603,923    635,916    706,018

CAPITAL APPRECIATION TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year    12.644128         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   27,363         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                      145         --         --         --         --         --         --         --         --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of
   Year                 14.735093  13.141851  12.201755   9.565574  12.500000         --         --         --         --        --
Value at End of Year    14.830680  14.735093  13.141851  12.201755   9.565574         --         --         --         --        --
Ven 22, 20 No. of
   Units                1,464,036    530,176    495,548    488,134    171,283         --         --         --         --        --
Ven 24 No. of Units       343,262    104,358     97,774     75,332     11,847         --         --         --         --        --
Ven 22, 20 No. of
   Units                       --  1,462,644         --         --         --         --         --         --         --        --
Ven 24 No. of Units            --      1,392         --         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of
   Year                 14.628361  13.072685  12.161900   9.553391  12.500000         --         --         --         --        --
Value at End of Year    14.693920  14.628361  13.072685  12.161900   9.553391         --         --         --         --        --
No. of Units              118,521     43,723     42,656     29,251     10,454         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of
   Year                 14.548803  13.021044  12.132085   9.544262  12.500000         --         --         --         --        --
Value at End of Year    14.592150  14.548803  13.021044  12.132085   9.544262         --         --         --         --        --
No. of Units              231,822     53,271     46,250     44,089     26,055         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year    12.627361         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                   13,681         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                    1,301         --         --         --         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of
   Year                        --         --         --         --         --         --         --         --         --        --
Value at End of Year    14.830680         --         --         --         --         --         --         --         --        --
Ven 9 No. of Units            482         --         --         --         --         --         --         --         --        --

CAPITAL APPRECIATION TRUST - SERIES I SHARES (units first credited 11-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of
   Year                  9.320697   8.291409   7.691148   6.024194   8.804929  10.945558  12.500000         --         --        --
Value at End of Year     9.399428   9.320697   8.291409   7.691148   6.024194   8.804929  10.945558         --         --        --
Ven 22, 20 No. of
   Units               10,956,831  2,037,352  2,087,170  2,311,363  2,177,602  1,618,907     59,941         --         --        --
Ven 24 No. of Units       398,342     75,936     38,685     44,220     46,829      9,622         91         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of
   Year                  9.911198   8.834287   8.211158   6.444359   9.437943  12.500000         --         --         --        --
Value at End of Year     9.974987   9.911198   8.834287   8.211158   6.444359   9.437943         --         --         --        --
No. of Units              119,381     54,834     59,515     64,689     56,526     15,563         --         --         --        --

Venture Prior

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year  $ 9.153633 $ 8.171240 $ 7.606320 $ 5.978615 $ 8.769024 $10.939455         --         --         --        --
Value at End of Year      9.198767   9.153633   8.171240   7.606320   5.978615   8.769024         --         --         --        --
No. of Units               536,760     98,371    106,974     99,871    111,049     57,393         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year    9.320697   8.291409   7.691148   6.024194   8.804929  10.945558  12.500000         --         --        --
Value at End of Year      9.399428   9.320697   8.291409   7.691148   6.024194   8.804929  10.945558         --         --        --
Ven 7, 8 No. of Units    2,815,570    331,262    214,254    241,453    201,160    129,831      2,055         --         --        --
Ven 9 No. of Units         497,564     37,194     18,208     21,877     10,957     18,072        699         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year    9.320697   8.291409   7.691148   6.024194   8.804929  10.945558  12.500000         --         --        --
Value at End of Year      9.399428   9.320697   8.291409   7.691148   6.024194   8.804929  10.945558         --         --        --
No. of Units               959,427     17,464     13,558     10,820      6,314  2,871,308         --         --         --        --

CLASSIC VALUE TRUST - SERIES II SHARES (units first credited 5-01-2004)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.736312         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                    40,767         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                       723         --         --         --         --         --         --         --         --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   14.829719  13.768228  12.500000         --         --         --         --         --         --        --
Value at End of Year     16.939814  14.829719  13.768228         --         --         --         --         --         --        --
Ven 22, 20 No. of
   Units                   656,894    343,944    195,690         --         --         --         --         --         --        --
Ven 24 No. of Units         22,341      9,440      6,324         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.780570  13.749985  12.500000         --         --         --         --         --         --        --
Value at End of Year     16.850044  14.780570  13.749985         --         --         --         --         --         --        --
No. of Units                18,363      2,161      2,146         --         --         --         --         --         --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.704490         --         --         --         --         --         --         --         --        --
No. of Units                 1,487         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   14.743839  13.736322   1.500000         --         --         --         --         --         --        --
Value at End of Year     16.783055  14.743839  13.736322         --         --         --         --         --         --        --
No. of Units                53,842     27,406      7,505         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.718115         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                     8,158         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                     1,154         --         --         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     16.805360         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                       283         --         --         --         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   14.829719  13.768228  12.500000         --         --         --         --         --         --        --
Value at End of Year     16.939814  14.829719  13.768228         --         --         --         --         --         --        --
Ven 7, 8 No. of Units           --     30,839      8,966         --         --         --         --         --         --        --
Ven 9 No. of Units           4,677      3,955      4,949         --         --         --         --         --         --        --
No. of Units                58,360         --         --         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   14.829719  13.768228  12.500000         --         --         --         --         --         --        --
Value at End of Year     16.939814  14.829719  13.768228         --         --         --         --         --         --        --
No. of Units                 2,699      3,847         --         --         --         --         --         --         --        --

Venture Prior

                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                         12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
CORE BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  $12.483504 $12.500000         --         --         --         --         --         --         --        --
Value at End of Year     12.755379  12.483504         --         --         --         --         --         --         --        --
Ven 22, 20 No. of
   Units                    45,634     18,055         --         --         --         --         --         --         --        --
Ven 24 No. of Units          7,208        584         --         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   12.466962         --         --         --         --         --         --         --         --        --
Value at End of Year     12.713100         --         --         --         --         --         --         --         --        --
No. of Units                 1,116         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   12.454569  12.500000         --         --         --         --         --         --         --        --
Value at End of Year     12.681483  12.454569         --         --         --         --         --         --         --        --
No. of Units                 3,110      1,830         --         --         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   12.483504  12.500000         --         --         --         --         --         --         --        --
Value at End of Year     12.755379  12.483504         --         --         --         --         --         --         --        --
Ven 9 No. of Units           1,389         --         --         --         --         --         --         --         --        --
No. of Units                 5,636      5,065         --         --         --         --         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   12.483504  12.500000         --         --         --         --         --         --         --        --
Value at End of Year     12.755379  12.483504         --         --         --         --         --         --         --        --
No. of Units                   784        828         --         --         --         --         --         --         --        --

CORE EQUITY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.421012         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                    14,013         --         --         --         --         --         --         --         --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   14.684818  14.078764  12.500000         --         --         --         --         --         --        --
Value at End of Year     15.418698  14.684818  14.078764         --         --         --         --         --         --        --
Ven 22, 20 No. of
   Units                   955,476    942,809    450,684         --         --         --         --         --         --        --
Ven 24 No. of Units        186,501    159,623     55,365         --         --         --         --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.636151  14.060106  12.500000         --         --         --         --         --         --        --
Value at End of Year     15.336968  14.636151  14.060106         --         --         --         --         --         --        --
No. of Units                10,656     12,149      7,312         --         --         --         --         --         --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.389902         --         --         --         --         --         --         --         --        --
No. of Units                   104         --         --         --         --         --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   14.599758  14.046138  12.500000         --         --         --         --         --         --        --
Value at End of Year     15.275960  14.599758  14.046138         --         --         --         --         --         --        --
No. of Units                82,006     68,485     34,607         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     13.403216         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                     9,117         --         --         --         --         --         --         --         --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000         --         --         --         --         --         --         --         --        --
Value at End of Year     15.296266         --         --         --         --         --         --         --         --        --
Venture 2006 No. of
   Units                       373         --         --         --         --         --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   14.684818  14.078764  12.500000         --         --         --         --         --         --        --
Value at End of Year     15.418698  14.684818  14.078764         --         --         --         --         --         --        --
Ven 7, 8 No. of Units           --     52,604     21,316         --         --         --         --         --         --        --
Ven 9 No. of Units           3,321      4,780      1,367         --         --         --         --         --         --        --
No. of Units                55,847         --         --         --         --         --         --         --         --        --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ---------- ---------- ---------- --------- --------- --------- --------- --------- --------- ---------
Ven 3 Contracts with no Optional Riders
Value at Start of Year $14.684818 $14.078764 $12.500000        --        --        --        --        --        --        --
Value at End of Year    15.418698  14.684818  14.078764        --        --        --        --        --        --        --
No. of Units                   58      1,112         40        --        --        --        --        --        --        --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  13.616385 13.202313 12.500000        --        --        --        --        --
Value at End of Year           --         --  13.917035 13.616385 13.202313        --        --        --        --        --
Ven 22, 20 No. of
   Units                       --         --  4,068,445   651,047   222,116        --        --        --        --        --
Ven 24 No. of Units            --         --    557,947   107,334    23,178        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  13.571899 13.185535 12.500000        --        --        --        --        --
Value at End of Year           --         --  13.843773 13.571899 13.185535        --        --        --        --        --
No. of Units                   --         --    129,079    25,447     2,414        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  13.538653 13.172978 12.500000        --        --        --        --        --
Value at End of Year           --         --  13.789102 13.538653 13.172978        --        --        --        --        --
No. of Units                   --         --    577,436   155,027    67,059        --        --        --        --        --

DIVERSIFIED BOND TRUST (MERGED INTO ACTIVE BOND TRUST EFF 5-1-05) - SERIES I SHARES (units first credited 8-03-1989)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511 15.113142
Value at End of Year           --         --  23.179420 22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511
Ven 22, 20 No. of
   Units                       --         --  2,451,446 3,247,639 3,830,780 3,473,530 2,375,580 2,009,670 1,881,375 1,821,070
Ven 24 No. of Units            --         --     91,613   114,522   127,432   108,613    55,437    17,160        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  14.230025 13.823125 13.053022 12.500000        --        --        --        --
Value at End of Year           --         --  14.543014 14.230025 13.823125 13.053022        --        --        --        --
No. of Units                   --         --     46,714    60,153    69,401    34,735        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  15.085667 14.676304 13.879479 13.190998        --        --        --        --
Value at End of Year           --         --  15.394322 15.085667 14.676304 13.879479        --        --        --        --
No. of Units                   --         --    325,466   410,764   473,733   222,382        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --  22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511 15.113142
Value at End of Year           --         --  23.179420 22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511
Ven 7, 8 No. of Units          --         --  1,528,634 1,881,095 2,349,437 2,530,816 2,848,295 4,323,305 5,973,979 7,250,353
Ven 9 No. of Units             --         --    170,366   219,135   262,580   331,627   315,200   398,119   439,785   406,841

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --  22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511 15.113142
Value at End of Year           --         --  23.179420 22.635102 21.943927 20.680033 19.585192 18.002047 18.125951 16.607511
No. of Units                   --         --    578,546   659,274   729,775   792,313   927,984 1,192,638 1,548,493 1,928,258

DYNAMIC GROWTH TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.449440  13.986908  12.892451 10.125646 12.500000        --        --        --        --        --
Value at End of Year    16.868514  15.449440  13.986908 12.892451 10.125646        --        --        --        --        --
Ven 22, 20 No. of
   Units                  437,876    485,231    508,649   501,234    49,341        --        --        --        --        --
Ven 24 No. of Units        72,413     86,993     87,810   304,799     4,320        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.337510  13.913276  12.850333 10.112748 12.500000        --        --        --        --        --
Value at End of Year    16.712931  15.337510  13.913276 12.850333 10.112748        --        --        --        --        --
No. of Units               31,261     34,747     34,650    35,685       344        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.254134  13.858343  12.818851 10.103094 12.500000        --        --        --        --        --
Value at End of Year    16.597234  15.254134  13.858343 12.818851 10.103094        --        --        --        --        --
No. of Units               59,088     63,000     77,582    81,895     5,544        --        --        --        --        --

Venture Prior

                          YEAR       YEAR        YEAR        YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR
                          ENDED      ENDED      ENDED       ENDED       ENDED      ENDED      ENDED     ENDED    ENDED    ENDED
                        12/31/06   12/31/05    12/31/04    12/31/03   12/31/02   12/31/01   12/31/00  12/31/99 12/31/98 12/31/97
                       ---------- ---------- ----------- ----------- ---------- ---------- ---------- -------- -------- --------
DYNAMIC GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $ 5.034225 $ 4.541899 $  4.187368 $  3.290900 $ 4.658653 $ 7.906976 $12.500000       --       --       --
Value at End of Year     5.511946   5.034225    4.541899    4.187368   3.290900   4.658653   7.906976       --       --       --
Ven 22, 20 No. of
   Units                7,361,994  9,317,291  10,786,224  12,729,891  8,961,543  9,700,101  7,614,395       --       --       --
Ven 24 No. of Units       176,230    218,119     241,167     304,799    233,914    274,486    241,011       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year   6.733833   6.087418    5.623506    4.428426   6.281540  12.500000         --       --       --       --
Value at End of Year     7.358155   6.733833    6.087418    5.623506   4.428426   6.281540         --       --       --       --
No. of Units              110,820    139,870     154,989     185,574     31,566      5,809         --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   5.487385   4.968047    4.596353    3.624989   5.149629   8.771239         --       --       --       --
Value at End of Year     5.987177   5.487385    4.968047    4.596353   3.624989   5.149629         --       --       --       --
No. of Units              461,525    571,073     684,192     783,009    338,853    307,765         --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   5.034225   4.541899    4.187368    3.290900   4.658653   7.906976  12.500000       --       --       --
Value at End of Year     5.511946   5.034225    4.541899    4.187368   3.290900   4.658653   7.906976       --       --       --
Ven 7, 8 No. of Units     287,852    474,502     466,885     651,221    480,994    612,926    667,786       --       --       --
Ven 9 No. of Units         55,213    120,031     138,151     220,788    148,177    178,325    183,454       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   5.034225   4.541899    4.187368    3.290900   4.658653   7.906976  12.500000       --       --       --
Value at End of Year     5.511946   5.034225    4.541899    4.187368   3.290900   4.658653   7.906976       --       --       --
No. of Units               56,644     38,512      42,370      80,967     32,882     25,217     26,242       --       --       --

EMERGING GROWTH TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  18.022627  17.020099   16.185428   12.500000         --         --         --       --       --       --
Value at End of Year    19.795759  18.022627   17.020099   16.185428         --         --         --       --       --       --
Ven 22, 20 No. of
   Units                  237,015    167,794      50,560      13,794         --         --         --       --       --       --
Ven 24 No. of Units        23,489     22,133      12,823       8,067         --         --         --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.927174  16.963742   16.164211   12.500000         --         --         --       --       --       --
Value at End of Year    19.651668  17.927174   16.963742   16.164211         --         --         --       --       --       --
No. of Units                5,011      1,547         384         357         --         --         --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.855908  16.921582   16.148310   12.500000         --         --         --       --       --       --
Value at End of Year    19.544281  17.855908   16.921582   16.148310         --         --         --       --       --       --
No. of Units               16,202      6,102       4,719       1,834         --         --         --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  18.022627  17.020099   16.185428   12.500000         --         --         --       --       --       --
Value at End of Year    19.795759  18.022627   17.020099   16.185428         --         --         --       --       --       --
Ven 7, 8 No. of Units          --     21,272          --      16,082         --         --         --       --       --       --
Ven 9 No. of Units          3,866      1,440          --          --         --         --         --       --       --       --
No. of Units               17,604         --          --          --         --         --         --       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  18.022627  17.020099   16.185428   12.500000         --         --         --       --       --       --
Value at End of Year    19.795759  18.022627   17.020099   16.185428         --         --         --       --       --       --
No. of Units                  220         63         454         371         --         --         --       --       --       --

EMERGING SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-13-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.921872  14.430921   13.147372    9.558698  12.500000         --         --       --       --       --
Value at End of Year    15.035751  14.921872   14.430921   13.147372   9.558698         --         --       --       --       --
Ven 22, 20 No. of
   Units                  720,952    863,633     879,078     824,615    230,726         --         --       --       --       --
Ven 24 No. of Units       142,203    148,075     149,872     103,731     15,125         --         --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.813777  14.354982   13.104440    9.546522  12.500000         --         --       --       --       --
Value at End of Year    14.897067  14.813777   14.354982   13.104440   9.546522         --         --       --       --       --
No. of Units               40,080     54,718      53,241      43,436     12,300         --         --       --       --       --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ---------- ---------- ---------- ---------- ---------- --------- --------- --------- --------- ---------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $14.733197 $14.298262 $13.072316 $ 9.537399 $12.500000        --        --        --        --        --
Value at End of Year    14.793864  14.733197  14.298262  13.072316   9.537399        --        --        --        --        --
No. of Units               77,557     75,726     78,619     44,947     19,621        --        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.921872 $14.430921         --         --         --        --        --        --        --        --
Value at End of Year    15.035751  14.921872         --         --         --        --        --        --        --        --
Ven 9 No. of Units            234        234         --         --         --        --        --        --        --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.921872  14.430921         --         --         --        --        --        --        --        --
Value at End of Year    15.035751  14.921872         --         --         --        --        --        --        --        --
No. of Units                  169        169         --         --         --        --        --        --        --        --

EMERGING SMALL COMPANY TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  19.511954  17.020099  17.129022  12.431278  17.806889 23.225958 24.610648 14.381705 14.574077 12.500000
Value at End of Year    19.704418  19.511954  17.020099  17.129022  12.431278 17.806889 23.225958 24.610648 14.381705 14.574077
Ven 22, 20 No. of
   Units                2,902,602  3,586,277    119,016  5,238,825  5,473,386 6,129,545 5,651,577 2,674,565 2,112,991 1,472,502
Ven 24 No. of Units        80,306     92,675      1,779    115,947    131,999   148,141   140,787    28,218        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   9.877649  16.963742   8.706058   6.330985   9.086879 12.500000        --        --        --        --
Value at End of Year     9.955190   9.877649  16.963742   8.706058   6.330985  9.086879        --        --        --        --
No. of Units               49,054     54,317        454     54,907     48,853    22,330        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   9.025056  16.921582   7.978493   5.810609   8.352524 10.932942        --        --        --        --
Value at End of Year     9.082293   9.025056  16.921582   7.978493   5.810609  8.352524        --        --        --        --
No. of Units              150,681    161,854      4,653    181,355    175,141   104,648        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  19.511954  17.020099  17.129022  12.431278  17.806889 23.225958 24.610648 14.381705 14.574077 12.500000
Value at End of Year    19.704418  19.511954  17.020099  17.129022  12.431278 17.806889 23.225958 24.610648 14.381705 14.574077
Ven 7, 8 No. of Units     275,421    365,309     14,090    631,865    656,393   758,799 1,027,485   688,247   828,056   930,500
Ven 9 No. of Units        134,706    168,757        605    247,431    276,174   359,369   430,974   391,438        --   207,224

Ven 3 Contracts with no Optional Riders
Value at Start of Year  19.511954  17.020099  17.129022  12.431278  17.806889 23.225958 24.610648 14.381705 14.574077 12.500000
Value at End of Year    19.704418  19.511954  17.020099  17.129022  12.431278 17.806889 23.225958 24.610648 14.381705 14.574077
No. of Units               17,953     20,365     25,412     37,522     26,484    39,039    50,267    25,011    28,130    16,352

EQUITY-INCOME TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year    13.771813         --         --         --         --        --        --        --        --        --
Venture 2006 No. of
   Units                  121,397         --         --         --         --        --        --        --        --        --
Venture 2006 No. of
   Units                    9,075         --         --         --         --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.906785  14.574243  12.896314  10.428974  12.500000        --        --        --        --        --
Value at End of Year    17.458263  14.906785  14.574243  12.896314  10.428974        --        --        --        --        --
Ven 22, 20 No. of
   Units                3,176,778  3,409,793  3,133,404  2,265,670    755,595        --        --        --        --        --
Ven 24 No. of Units       841,497    854,852    694,773    430,625     94,077        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.798785  14.497538  12.854188  10.415699  12.500000        --        --        --        --        --
Value at End of Year    17.297263  14.798785  14.497538  12.854188  10.415699        --        --        --        --        --
No. of Units              278,674    245,902    197,925    138,512     39,430        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --        --        --        --        --        --
Value at End of Year    13.739902         --         --         --         --        --        --        --        --        --
No. of Units                7,023         --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.718317  14.440278  12.822685  10.405752  12.500000        --        --        --        --        --
Value at End of Year    17.177495  14.718317  14.440278  12.822685  10.405752        --        --        --        --        --
No. of Units              572,491    588,478    543,232    422,296    208,253        --        --        --        --        --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.753568         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   53,618         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    5,618         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.906785  14.574243         --         --         --         --         --         --         --         --
Value at End of Year    17.458263  14.906785         --         --         --         --         --         --         --         --
Ven 9 No. of Units            544        544         --         --         --         --         --         --         --         --

EQUITY-INCOME TRUST - SERIES I SHARES (units first credited 11-02-1992)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412  16.011513
Value at End of Year    36.085705  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412
Ven 22, 20 No. of
   Units                8,598,074 10,803,082 12,499,064 14,125,438 15,938,821 17,197,487 14,733,796 16,855,400 17,681,389 15,658,514
Ven 24 No. of Units       228,524    260,545    294,842    308,987    338,294    344,261    245,151    119,865         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.177933  14.840003  13.134588  10.628215  12.453924  12.500000         --         --         --         --
Value at End of Year    17.779151  15.177933  14.840003  13.134588  10.628215  12.453924         --         --         --         --
No. of Units              152,819    168,581    187,771    205,134    233,778    133,710         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.200472  16.842700  14.929570  12.098791  14.198434  14.266438         --         --         --         --
Value at End of Year    20.118202  17.200472  16.842700  14.929570  12.098791  14.198434         --         --         --         --
No. of Units              637,827    710,729    816,827    878,873    937,928    497,735         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412  16.011513
Value at End of Year    36.085705  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412
Ven 7, 8 No. of Units   3,110,857  3,712,464  4,340,139  5,058,291  5,802,213  6,035,757  7,510,123 12,270,107 16,782,837 19,050,099
Ven 9 No. of Units      1,179,680  1,386,438  1,650,433  1,864,958  2,149,865  2,608,255  2,972,349  3,820,578  4,109,129  3,793,617

Ven 3 Contracts with no Optional Riders
Value at Start of Year  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412  16.011513
Value at End of Year    36.085705  30.744750  30.000369  26.499566  21.400057  25.025958  25.057453  22.487758  22.054902  20.479412
No. of Units              139,951    172,195    188,313    217,391    236,397    302,874    315,202    452,981    583,452    736,771

FINANCIAL SERVICES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    14.421130         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   27,178         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    3,941         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.824584  14.638053  13.484576  10.250809  12.500000         --         --         --         --         --
Value at End of Year    19.158558  15.824584  14.638053  13.484576  10.250809         --         --         --         --         --
Ven 22, 20 No. of
   Units                  590,069    550,055    560,302    458,935    140,405         --         --         --         --         --
Ven 24 No. of Units       101,990    101,634    101,308     68,399      5,638         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.709928  14.560995  13.440506  10.237755  12.500000         --         --         --         --         --
Value at End of Year    18.981869  15.709928  14.560995  13.440506  10.237755         --         --         --         --         --
No. of Units               33,702     33,773     33,704     31,261      2,971         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    14.387732         --         --         --         --         --         --         --         --         --
No. of Units                7,082         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.624517  14.503495  13.407583  10.227986  12.500000         --         --         --         --         --
Value at End of Year    18.850460  15.624517  14.503495  13.407583  10.227986         --         --         --         --         --
No. of Units               68,673     62,037     69,672     56,204     28,212         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    14.402026         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   20,886         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      741         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    18.894186         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    1,101         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.824584         --         --         --         --         --         --         --         --         --
Value at End of Year    19.158558         --         --         --         --         --         --         --         --         --
No. of Units                   78         --         --         --         --         --         --         --         --         --

FINANCIAL SERVICES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.482924  13.378598  12.291912   9.331532  11.524203  12.500000         --         --         --         --
Value at End of Year    17.584027  14.482924  13.378598  12.291912   9.331532  11.524203         --         --         --         --
Ven 22, 20 No. of
   Units                1,119,991  1,004,231  1,111,707  1,269,986  1,255,734    799,900         --         --         --         --
Ven 24 No. of Units        51,722     30,285     30,060     32,452     29,105     20,462         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.348208  13.280604  12.226364   9.300332  11.508706  12.500000         --         --         --         --
Value at End of Year    17.385757  14.348208  13.280604  12.226364   9.300332  11.508706         --         --         --         --
No. of Units               34,203     46,935     44,311     55,658     59,621     35,321         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.248023  13.207601  12.177455   9.277011  11.497105  12.500000         --         --         --         --
Value at End of Year    17.238577  14.248023  13.207601  12.177455   9.277011  11.497105         --         --         --         --
No. of Units               93,301     96,858    109,141    129,017    129,019     48,896         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.482924  13.378598  12.291912   9.331532  11.524203  12.500000         --         --         --         --
Value at End of Year    17.584027  14.482924  13.378598  12.291912   9.331532  11.524203         --         --         --         --
Ven 7, 8 No. of Units     107,879     74,034     72,407     74,945     54,119     49,914         --         --         --         --
Ven 9 No. of Units         51,897     31,505     51,852     67,850     54,479     66,421         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.482924  13.378598  12.291912   9.331532  11.524203  12.500000         --         --         --         --
Value at End of Year    17.584027  14.482924  13.378598  12.291912   9.331532  11.524203         --         --         --         --
No. of Units                5,780      3,618      4,497      2,538      1,030      2,486         --         --         --         --

FUNDAMENTAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.634997         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  874,971         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   22,139         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.909335  14.841649  13.505688  10.570024  12.500000         --         --         --         --         --
Value at End of Year    17.922699  15.909335  14.841649  13.505688  10.570024         --         --         --         --         --
Ven 22, 20 No. of
   Units                3,280,406  2,868,900  2,054,168  1,347,482    419,804         --         --         --         --         --
Ven 24 No. of Units       622,613    531,230    437,675    282,797     87,372         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.794080  14.763529  13.461572  10.556582  12.500000         --         --         --         --         --
Value at End of Year    17.757431  15.794080  14.763529  13.461572  10.556582         --         --         --         --         --
No. of Units              196,807    172,364    117,730         --         --         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.603394         --         --         --         --         --         --         --         --         --
No. of Units                3,990         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.708228  14.705246  13.428610  10.546509  12.500000         --         --         --         --         --
Value at End of Year    17.634502  15.708228  14.705246  13.428610  10.546509         --         --         --         --         --
No. of Units              443,412    429,488    385,620    222,592     99,581         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.616927         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  391,049         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   66,916         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    17.675396         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    4,879         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.909335         --         --         --         --         --         --         --         --         --
Value at End of Year    17.922699         --         --         --         --         --         --         --         --         --
No. of Units                   78         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.909335  14.841649         --         --         --         --         --         --         --         --
Value at End of Year    17.922699  15.909335         --         --         --         --         --         --         --         --
No. of Units                  234        234         --         --         --         --         --         --         --         --

FUNDAMENTAL VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.546014  13.552160  12.293099   9.601589  11.620125  12.500000         --         --         --         --
Value at End of Year    16.426208  14.546014  13.552160  12.293099   9.601589  11.620125         --         --         --         --
Ven 22, 20 No. of
   Units                4,456,709  4,956,132  5,195,638  5,016,819  4,944,472  3,238,959         --         --         --         --
Ven 24 No. of Units        76,960     78,469     73,404     75,103     69,672     29,957         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.410762  13.452933  12.227577   9.569509  11.604513  12.500000         --         --         --         --
Value at End of Year    16.241076  14.410762  13.452933  12.227577   9.569509  11.604513         --         --         --         --
No. of Units              104,332    123,793    129,106         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.310110  13.378959  12.178644   9.545508  11.592814  12.500000         --         --         --         --
Value at End of Year    16.103534  14.310110  13.378959  12.178644   9.545508  11.592814         --         --         --         --
No. of Units              390,175    473,551    520,972    531,469    559,715    209,656         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.546014  13.552160  12.293099   9.601589  11.620125  12.500000         --         --         --         --
Value at End of Year    16.426208  14.546014  13.552160  12.293099   9.601589  11.620125         --         --         --         --
Ven 7, 8 No. of Units     423,624    493,187    529,708    511,341    416,445    260,833         --         --         --         --
Ven 9 No. of Units         79,006     90,805    110,276     91,136     75,283     51,189         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.546014  13.552160  12.293099   9.601589  11.620125  12.500000         --         --         --         --
Value at End of Year    16.426208  14.546014  13.552160  12.293099   9.601589  11.620125         --         --         --         --
No. of Units               29,918     29,027     24,546     29,227     21,355        809         --         --         --         --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.316577         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  640,756         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   15,679         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.685735  14.057979  12.669816  10.159257  12.500000         --         --         --         --         --
Value at End of Year    16.405210  14.685735  14.057979  12.669816  10.159257         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,645,204  1,361,652    573,222    231,726     25,179         --         --         --         --         --
Ven 24 No. of Units       251,316    133,595     56,574     16,384      2,183         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.579339  13.983996  12.628426  10.146318  12.500000         --         --         --         --         --
Value at End of Year    16.253917  14.579339  13.983996  12.628426  10.146318         --         --         --         --         --
No. of Units               49,962     53,296     30,366      6,037      1,458         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.285710         --         --         --         --         --         --         --         --         --
No. of Units                2,739         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.500051  13.928749  12.597473  10.136635  12.500000         --         --         --         --         --
Value at End of Year    16.141369  14.500051  13.928749  12.597473  10.136635         --         --         --         --         --
No. of Units              139,185    117,941     90,608     20,881     11,718         --         --         --         --         --

Venture Prior

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED
                        12/31/06   12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- --------- --------- --------- --------- --------- --------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year $12.500000        --        --        --        --        --        --       --       --       --
Value at End of Year    13.298938        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                  256,001        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                   49,765        --        --        --        --        --        --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --       --       --       --
Value at End of Year    16.178779        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                    3,942        --        --        --        --        --        --       --       --       --

GLOBAL ALLOCATION TRUST (FORMERLY TACTICAL ALLOCATION TRUST) - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  11.254301 10.745803  9.666928  7.754044 10.239810 11.989936 12.500000       --       --       --
Value at End of Year    12.596865 11.254301 10.745803  9.666928  7.754044 10.239810 11.989936       --       --       --
Ven 22, 20 No. of
   Units                2,489,104 2,648,217 2,637,119 2,533,934 3,184,540 3,545,932 2,080,534       --       --       --
Ven 24 No. of Units        65,814    71,315    75,953    83,497    77,559    93,268    59,879       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  11.274461 10.786548  9.723071  7.814676 10.340578 12.500000        --       --       --       --
Value at End of Year    12.594293 11.274461 10.786548  9.723071  7.814676 10.340578        --       --       --       --
No. of Units               35,442    36,981    45,603    45,068    49,734    27,818        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  11.241951 10.771542  9.724144  7.827267 10.372818 12.188577        --       --       --       --
Value at End of Year    12.539200 11.241951 10.771542  9.724144  7.827267 10.372818        --       --       --       --
No. of Units               63,223    57,018    65,800    69,067    64,138    49,776        --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  11.254301 10.745803  9.666928  7.754044 10.239810 11.989936 12.500000       --       --       --
Value at End of Year    12.596865 11.254301 10.745803  9.666928  7.754044 10.239810 11.989936       --       --       --
Ven 7, 8 No. of Units     119,395   135,911   124,364    75,274    84,162    72,009    55,951       --       --       --
Ven 9 No. of Units         55,511    86,572    91,321   197,091   112,271    94,933    22,537       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  11.254301 10.745803  9.666928  7.754044 10.239810 11.989936 12.500000       --       --       --
Value at End of Year    12.596865 11.254301 10.745803  9.666928  7.754044 10.239810 11.989936       --       --       --
No. of Units                1,877     1,878     6,009     5,158     2,734     5,819     4,235       --       --       --

GLOBAL BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000        --        --        --        --        --        --       --       --       --
Value at End of Year    12.686593        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                  547,568        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                   14,348        --        --        --        --        --        --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.250949 17.654114 16.265672 14.322611 12.500000        --        --       --       --       --
Value at End of Year    16.837870 16.250949 17.654114 16.265672 14.322611        --        --       --       --       --
Ven 22, 20 No. of
   Units                1,825,220 1,550,136 1,085,071   594,712   154,273        --        --       --       --       --
Ven 24 No. of Units       257,709   191,875   142,486   102,131    17,778        --        --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.133241 17.561257 16.212589 14.304439 12.500000        --        --       --       --       --
Value at End of Year    16.682596 16.133241 17.561257 16.212589 14.304439        --        --       --       --       --
No. of Units               62,723    69,752    57,003    30,884     7,537        --        --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --       --       --       --
Value at End of Year    12.657184        --        --        --        --        --        --       --       --       --
No. of Units                3,668        --        --        --        --        --        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.045535 17.491941 16.172895 14.290823 12.500000        --        --       --       --       --
Value at End of Year    16.567109 16.045535 17.491941 16.172895 14.290823        --        --       --       --       --
No. of Units              224,426   210,680   177,235   126,576    73,987        --        --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000        --        --        --        --        --        --       --       --       --
Value at End of Year    12.669780        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                  227,474        --        --        --        --        --        --       --       --       --
Venture 2006 No. of
   Units                   41,620        --        --        --        --        --        --       --       --       --

Venture Prior

                          YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR       YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99   12/31/98   12/31/97
                       ---------- ---------- --------- --------- --------- --------- --------- ---------- ---------- ---------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year $12.500000         --        --        --        --       --         --         --         --        --
Value at End of Year    16.605512         --        --        --        --       --         --         --         --        --
Venture 2006 No. of
   Units                    3,333         --        --        --        --       --         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.250949 $17.654114        --        --        --       --         --         --         --        --
Value at End of Year    16.837870  16.250949        --        --        --       --         --         --         --        --
Ven 9 No. of Units          1,271      1,324        --        --        --       --         --         --         --        --
No. of Units               17,218         --        --        --        --       --         --         --         --        --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  16.250949  17.654114        --        --        --       --         --         --         --        --
Value at End of Year    16.837870  16.250949        --        --        --       --         --         --         --        --
No. of Units                  287        288        --        --        --       --         --         --         --        --

GLOBAL BOND TRUST - SERIES I SHARES (units first credited 3-18-1988)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  26.350560  28.591497 26.301362 23.113561 19.512793 19.685989 19.632749  21.333144  20.104158 19.803954
Value at End of Year    27.354419  26.350560 28.591497 26.301362 23.113561 19.512793 19.685989  19.632749  21.333144 20.104158
Ven 22, 20 No. of
   Units                1,411,185  1,769,002 2,031,568 2,317,481 2,458,560 1,519,001 1,896,073  1,901,881  1,978,710 2,010,332
Ven 24 No. of Units        27,268     31,085    35,451    38,099    49,164    27,425    21,354      6,544         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.704718  18.161547 16.740365 14.740820 12.469302 12.500000        --         --         --        --
Value at End of Year    17.306556  16.704718 18.161547 16.740365 14.740820 12.469302        --         --         --        --
No. of Units               21,317     13,319    13,675    14,044     9,109     1,407        --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.930541  18.434631 17.017639 15.007467 12.713906 12.871966        --         --         --        --
Value at End of Year    17.514287  16.930541 18.434631 17.017639 15.007467 12.713906        --         --         --        --
No. of Units               99,913    102,238    94,079    92,810   116,859    32,769        --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  26.350560  28.591497 26.301362 23.113561 19.512793 19.685989 19.632749  21.333144  20.104158 19.803954
Value at End of Year    27.354419  26.350560 28.591497 26.301362 23.113561 19.512793 19.685989  19.632749  21.333144 20.104158
Ven 7, 8 No. of Units     817,594  1,020,803 1,199,088 1,423,804 1,691,185 1,797,052 2,367,669  3,930,738  5,605,409 6,949,735
Ven 9 No. of Units        118,108    136,559   151,168   188,785   260,796   198,513   266,250    337,556    411,434   430,961

Ven 3 Contracts with no Optional Riders
Value at Start of Year  26.350560  28.591497 26.301362 23.113561 19.512793 19.685989 19.632749  21.333144  20.104158 19.803954
Value at End of Year    27.354419  26.350560 28.591497 26.301362 23.113561 19.512793 19.685989  19.632749  21.333144 20.104158
No. of Units               82,086    113,908   116,008   128,081   142,880   142,190   182,642    243,349    315,284   460,366

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.963498  14.649783 12.971433 10.339112 12.500000        --        --         --         --        --
Value at End of Year    18.905547  15.963498 14.649783 12.971433 10.339112        --        --         --         --        --
Ven 22, 20 No. of
   Units                  418,579    391,497   319,704   276,345   124,634        --        --         --         --        --
Ven 24 No. of Units       131,161    129,923    84,399    36,341     6,453        --        --         --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.847876  14.572703 12.929075 10.325957 12.500000        --        --         --         --        --
Value at End of Year    18.731234  15.847876 14.572703 12.929075 10.325957        --        --         --         --        --
No. of Units               26,659     20,840    15,321    10,443     4,027        --        --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.761684  14.515144 12.897371 10.316092 12.500000        --        --         --         --        --
Value at End of Year    18.601523  15.761684 14.515144 12.897371 10.316092        --        --         --         --        --
No. of Units               45,776     38,051    28,189    23,117    15,985        --        --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.963498         --        --        --        --        --        --         --         --        --
Value at End of Year    18.905547         --        --        --        --        --        --         --         --        --
Ven 9 No. of Units            263         --        --        --        --        --        --         --         --        --

GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST) - SERIES I SHARES (units first credited 3-18-1988)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  27.930013  25.580338 22.606366 17.985999 22.548612 27.253960 24.633827  24.098970  21.770913 18.276450
Value at End of Year    33.140130  27.930013 25.580338 22.606366 17.985999 22.548612 27.253960  24.633827  24.098970 21.770913
Ven 22, 20 No. of
   Units                3,061,952  3,751,710 4,485,840 5,323,468 6,384,424 7,778,987 8,561,314 10,151,138 10,635,908 9,496,008
Ven 24 No. of Units        45,710     51,530    54,725    64,511    76,424    84,032    88,244     38,004         --        --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00  12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- --------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year $12.930563 $11.866384 $10.507840 $ 8.376938 $10.523033 $12.500000        --         --         --         --
Value at End of Year    15.312090  12.930563  11.866384  10.507840   8.376938  10.523033        --         --         --         --
No. of Units               26,864     16,292     33,259     32,345     36,248     18,272        --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.649055  12.544497  11.125022   8.882263  11.174588  13.554144        --         --         --         --
Value at End of Year    16.138760  13.649055  12.544497  11.125022   8.882263  11.174588        --         --         --         --
No. of Units              106,382    118,238    131,827    133,988    153,605     80,490        --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  27.930013  25.580338  22.606366  17.985999  22.548612  27.253960 24.633827  24.098970  21.770913  18.276450
Value at End of Year    33.140130  27.930013  25.580338  22.606366  17.985999  22.548612 27.253960  24.633827  24.098970  21.770913
Ven 7, 8 No. of Units   3,053,885  3,623,470  4,210,273  5,051,786  6,233,457  7,508,544 9,475,759 14,642,124 20,395,045 23,171,379
Ven 9 No. of Units        561,268    654,283    887,563  1,005,033  1,198,999  1,463,631 1,763,567  2,118,413  2,205,244  2,090,811

Ven 3 Contracts with no Optional Riders
Value at Start of Year  27.930013  25.580338  22.606366  17.985999  22.548612  27.253960 24.633827  24.098970  21.770913  18.276450
Value at End of Year    33.140130  27.930013  25.580338  22.606366  17.985999  22.548612 27.253960  24.633827  24.098970  21.770913
No. of Units              210,759    259,931    294,194    339,861    386,600    488,110   604,737    919,791  1,219,962  1,665,276

GREAT COMPANIES-AMERICA TRUST (REPLACED BY U.S. GLOBAL LEADERS TRUST EFF 4-29-05) - SERIES II SHARES (units first credited
8-04-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  13.929376  12.500000         --         --        --         --         --         --
Value at End of Year           --         --  13.983093  13.929376         --         --        --         --         --         --
Ven 22, 20 No. of
   Units                       --         --      5,641      6,320         --         --        --         --         --         --
Ven 24 No. of Units            --         --        932         --         --         --        --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  13.918025  12.500000         --         --        --         --         --         --
Value at End of Year           --         --  13.943699  13.918025         --         --        --         --         --         --
No. of Units                   --         --         --        876         --         --        --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  13.909520  13.389007         --         --        --         --         --         --
Value at End of Year           --         --  13.914235  13.909520         --         --        --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --  13.929376  12.500000         --         --        --         --         --         --
Value at End of Year           --         --  13.983093  13.929376         --         --        --         --         --         --
Ven 9 No. of Units             --         --         82         --         --         --        --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --  13.929376  12.500000         --         --        --         --         --         --
Value at End of Year           --         --  13.983093  13.929376         --         --        --         --         --         --

HEALTH SCIENCES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --        --         --         --         --
Value at End of Year    13.395016         --         --         --         --         --        --         --         --         --
Venture 2006 No. of
   Units                   21,519         --         --         --         --         --        --         --         --         --
Venture 2006 No. of
   Units                    4,808         --         --         --         --         --        --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  17.928360  16.170972  14.254961  10.636160  12.500000         --        --         --         --         --
Value at End of Year    19.123701  17.928360  16.170972  14.254961  10.636160         --        --         --         --         --
Ven 22, 20 No. of
   Units                  894,413    937,529    997,397    717,698    167,483         --        --         --         --         --
Ven 24 No. of Units       166,848    155,541    154,419     81,653      8,334         --        --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.798466  16.085865  14.208412  10.622622  12.500000         --        --         --         --         --
Value at End of Year    18.947299  17.798466  16.085865  14.208412  10.622622         --        --         --         --         --
No. of Units               59,787     65,358     60,559     65,780     12,026         --        --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --        --         --         --         --
Value at End of Year    13.363967         --         --         --         --         --        --         --         --         --
No. of Units                2,854         --         --         --         --         --        --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.701664  16.022313  14.173571  10.612467  12.500000         --        --         --         --         --
Value at End of Year    18.816077  17.701664  16.022313  14.173571  10.612467         --        --         --         --         --
No. of Units               84,331     86,059     93,780     65,279     33,548         --        --         --         --         --

Venture Prior

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR     YEAR     YEAR     YEAR     YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED    ENDED
                        12/31/06   12/31/05  12/31/04  12/31/03  12/31/02  12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- --------- --------- --------- --------- --------- -------- -------- -------- --------
Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year $12.500000        --        --        --        --        --       --       --       --       --
Value at End of Year    13.377272        --        --        --        --        --       --       --       --       --
Venture 2006 No. of
   Units                   22,924        --        --        --        --        --       --       --       --       --
Venture 2006 No. of
   Units                      166        --        --        --        --        --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --       --       --       --       --
Value at End of Year    18.859710        --        --        --        --        --       --       --       --       --
Venture 2006 No. of
   Units                    1,006        --        --        --        --        --       --       --       --       --

HEALTH SCIENCES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.326945 14.698179 12.926890  9.623619 13.413253 12.500000       --       --       --       --
Value at End of Year    17.448755 16.326945 14.698179 12.926890  9.623619 13.413253       --       --       --       --
Ven 22, 20 No. of
   Units                1,656,069 2,035,325 2,232,141 2,237,109 1,881,548 1,547,290       --       --       --       --
Ven 24 No. of Units        46,881    46,557    54,947    57,651    59,439    40,823       --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.175065 14.590517 12.857956  9.591443 13.395250 12.500000       --       --       --       --
Value at End of Year    17.251981 16.175065 14.590517 12.857956  9.591443 13.395250       --       --       --       --
No. of Units               82,986    81,965    83,245    96,900    92,595    38,218       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.062084 14.510292 12.806521  9.567392 13.381761 12.500000       --       --       --       --
Value at End of Year    17.105855 16.062084 14.510292 12.806521  9.567392 13.381761       --       --       --       --
No. of Units              132,969   153,048   195,136   203,143   195,515    78,979       --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.326945 14.698179 12.926890  9.623619 13.413253 12.500000       --       --       --       --
Value at End of Year    17.448755 16.326945 14.698179 12.926890  9.623619 13.413253       --       --       --       --
Ven 7, 8 No. of Units     141,728   181,895   233,957   205,343   132,889   112,770       --       --       --       --
Ven 9 No. of Units         48,468    39,136    41,759    54,245    35,305    45,401       --       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  16.326945 14.698179 12.926890  9.623619 13.413253 12.500000       --       --       --       --
Value at End of Year    17.448755 16.326945 14.698179 12.926890  9.623619 13.413253       --       --       --       --
No. of Units               18,820    19,916    21,721    12,217     6,381     4,660       --       --       --       --

HIGH YIELD TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000        --        --        --        --        --       --       --       --       --
Value at End of Year    13.273444        --        --        --        --        --       --       --       --       --
Venture 2006 No. of
   Units                   31,537        --        --        --        --        --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.028671 15.695609 14.359708 11.724791 12.500000        --       --       --       --       --
Value at End of Year    17.424678 16.028671 15.695609 14.359708 11.724791        --       --       --       --       --
Ven 22, 20 No. of
   Units                  957,806 1,012,355 1,166,184   959,895   146,256        --       --       --       --       --
Ven 24 No. of Units       143,870   163,667   164,206   135,938    16,234        --       --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.912567 15.613037 14.312819 11.709887 12.500000        --       --       --       --       --
Value at End of Year    17.264001 15.912567 15.613037 14.312819 11.709887        --       --       --       --       --
No. of Units               87,218    76,759    84,070    69,559    19,757        --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --       --       --       --       --
Value at End of Year    13.242686        --        --        --        --        --       --       --       --       --
No. of Units                1,413        --        --        --        --        --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.826048 15.551396 14.277775 11.698735 12.500000        --       --       --       --       --
Value at End of Year    17.144483 15.826048 15.551396 14.277775 11.698735        --       --       --       --       --
No. of Units              337,634   356,539   386,544   401,907    43,415        --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000        --        --        --        --        --       --       --       --       --
Value at End of Year    13.255866        --        --        --        --        --       --       --       --       --
Venture 2006 No. of
   Units                   18,011        --        --        --        --        --       --       --       --       --

Venture Prior

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ---------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year $12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    17.184243        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                      111        --        --        --        --        --        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.028671        --        --        --        --        --        --        --        --        --
Value at End of Year    17.424678        --        --        --        --        --        --        --        --        --
Ven 9 No. of Units            474        --        --        --        --        --        --        --        --        --

HIGH YIELD TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491 12.500000
Value at End of Year    17.230410 15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491
Ven 22, 20 No. of
   Units                3,037,934 4,009,948 5,577,439 6,913,897 5,310,364 6,162,712 4,290,253 4,533,792 4,037,169 2,193,196
Ven 24 No. of Units        71,015    88,258   119,909   164,300   108,798   107,850    77,834    26,298        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.672164 13.396712 12.257492 10.008436 10.920556 12.500000        --        --        --        --
Value at End of Year    14.850676 13.672164 13.396712 12.257492 10.008436 10.920556        --        --        --        --
No. of Units               56,075    65,233   116,268   114,270    67,191    25,771        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.314332 13.065633 11.972562  9.790451 10.698741 11.519841        --        --        --        --
Value at End of Year    14.440385 13.314332 13.065633 11.972562  9.790451 10.698741        --        --        --        --
No. of Units              341,252   375,652   462,419   775,551   369,742   218,398        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491 12.500000
Value at End of Year    17.230410 15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491
Ven 7, 8 No. of Units     449,902   579,810   756,293   931,712   788,407   773,765   803,920 1,396,640 1,645,568 1,007,573
Ven 9 No. of Units        141,083   199,413   269,177   402,143   344,031   437,320   450,763   548,706   531,010   281,593

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491 12.500000
Value at End of Year    17.230410 15.831453 15.481606 14.136722 11.519811 12.544550 13.459828 14.993652 14.078376 13.890491
No. of Units               21,121    23,203    36,255    38,235    27,627    33,145    26,668   117,307   114,881    37,068

INCOME & VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    12.999381        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   18,146        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                    1,384        --        --        --        --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.823731 14.318484 13.518115 10.855096 12.500000        --        --        --        --        --
Value at End of Year    15.848853 14.823731 14.318484 13.518115 10.855096        --        --        --        --        --
Ven 22, 20 No. of
   Units                1,264,132 1,411,709 1,611,555 1,122,179   307,039        --        --        --        --        --
Ven 24 No. of Units       229,820   232,914   227,133   151,378    21,089        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.716356 14.243132 13.473973 10.841289 12.500000        --        --        --        --        --
Value at End of Year    15.702709 14.716356 14.243132 13.473973 10.841289        --        --        --        --        --
No. of Units               54,995    85,760    81,659    41,867     8,185        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    12.969254        --        --        --        --        --        --        --        --        --
No. of Units                1,912        --        --        --        --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.636323 14.186875 13.440953 10.830938 12.500000        --        --        --        --        --
Value at End of Year    15.593967 14.636323 14.186875 13.440953 10.830938        --        --        --        --        --
No. of Units              136,237   148,866   155,735   101,086    42,937        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    12.982154        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   14,667        --        --        --        --        --        --        --        --        --

Venture Prior

                          YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR       YEAR
                          ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99   12/31/98   12/31/97
                       ---------- ---------- --------- --------- --------- --------- --------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $14.823731 $14.318484        --        --        --        --        --         --         --         --
Value at End of Year    15.848853  14.823731        --        --        --        --        --         --         --         --
Ven 9 No. of Units            489        489        --        --        --        --        --         --         --         --

INCOME & VALUE TRUST - SERIES I SHARES (units first credited 8-03-1989)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  26.083691  25.138132 23.683960 18.988592 22.905535 23.004542 22.230152  20.742457  18.276161  15.995076
Value at End of Year    27.950305  26.083691 25.138132 23.683960 18.988592 22.905535 23.004542  22.230152  20.742457  18.276161
Ven 22, 20 No. of
   Units                3,849,843  4,957,736 6,461,742 6,144,739 6,526,842 6,493,090 5,530,667  6,288,702  4,509,114  4,307,003
Ven 24 No. of Units        78,288     96,775   104,442    83,521    94,535    89,882    62,605     34,371         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.600186  13.133348 12.398458  9.960340 12.039038 12.500000        --         --         --         --
Value at End of Year    14.544411  13.600186 13.133348 12.398458  9.960340 12.039038        --         --         --         --
No. of Units               60,642     88,052    94,628    93,675    71,220    37,191        --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.161791  13.696136 12.949206 10.418378 12.611582 12.710793        --         --         --         --
Value at End of Year    15.122379  14.161791 13.696136 12.949206 10.418378 12.611582        --         --         --         --
No. of Units              288,848    309,952   396,316   290,586   276,653   146,530        --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  26.083691  25.138132 23.683960 18.988592 22.905535 23.004542 22.230152  20.742457  18.276161  15.995076
Value at End of Year    27.950305  26.083691 25.138132 23.683960 18.988592 22.905535 23.004542  22.230152  20.742457  18.276161
Ven 7, 8 No. of Units   3,594,256  4,335,775 5,218,459 6,012,536 6,781,403 8,048,262 9,704,729 13,822,032 17,110,188 20,180,075
Ven 9 No. of Units        432,831    531,460   652,614   680,402   761,612   908,692 1,009,134  1,258,137  1,300,435  1,321,777

Ven 3 Contracts with no Optional Riders
Value at Start of Year  26.083691  25.138132 23.683960 18.988592 22.905535 23.004542 22.230152  20.742457  18.276161  15.995076
Value at End of Year    27.950305  26.083691 25.138132 23.683960 18.988592 22.905535 23.004542  22.230152  20.742457  18.276161
No. of Units            1,313,479  1,602,821 1,833,533 2,056,984 2,335,405 2,776,671 3,226,275  3,981,001  4,737,002  5,667,799

INDEX ALLOCATION TRUST - SERIES II SHARES (units first credited 2-13-2006)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.236927         --        --        --        --        --        --         --         --         --
Venture 2006 No. of
   Units                  998,348         --        --        --        --        --        --         --         --         --
Venture 2006 No. of
   Units                   41,787         --        --        --        --        --        --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.521032         --        --        --        --        --        --         --         --         --
Ven 22, 20 No. of
   Units                  222,377         --        --        --        --        --        --         --         --         --
Ven 24 No. of Units        81,982         --        --        --        --        --        --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.497418         --        --        --        --        --        --         --         --         --
No. of Units                6,902         --        --        --        --        --        --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.206234         --        --        --        --        --        --         --         --         --
No. of Units               23,088         --        --        --        --        --        --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.479737         --        --        --        --        --        --         --         --         --
No. of Units               49,759         --        --        --        --        --        --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.219378         --        --        --        --        --        --         --         --         --
Venture 2006 No. of
   Units                  187,147         --        --        --        --        --        --         --         --         --
Venture 2006 No. of
   Units                   96,196         --        --        --        --        --        --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --        --        --        --        --        --         --         --         --
Value at End of Year    13.485621         --        --        --        --        --        --         --         --         --
Venture 2006 No. of
   Units                   81,623         --        --        --        --        --        --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INDEX ALLOCATION TRUST - SERIES I SHARES (units first credited 2-13-2006)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.521032         --         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                   36,143         --         --         --         --         --         --         --         --         --
Ven 24 No. of Units           942         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.521032         --         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units         582         --         --         --         --         --         --         --         --         --
Ven 9 No. of Units          6,128         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.521032         --         --         --         --         --         --         --         --         --
No. of Units                  549         --         --         --         --         --         --         --         --         --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.352482         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   54,840         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      215         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.159479  14.162481  12.450972   9.693467  12.500000         --         --         --         --         --
Value at End of Year    19.858405  16.159479  14.162481  12.450972   9.693467         --         --         --         --         --
Ven 22, 20 No. of
   Units                  397,234    347,173    306,708    253,182    141,371         --         --         --         --         --
Ven 24 No. of Units        51,083     43,542     37,104    115,127     14,269         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.042404  14.087926  12.410284   9.681116  12.500000         --         --         --         --         --
Value at End of Year    19.675267  16.042404  14.087926  12.410284   9.681116         --         --         --         --         --
No. of Units               38,286     17,339     10,444     11,252      6,994         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.321517         --         --         --         --         --         --         --         --         --
No. of Units                3,240         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.955163  14.032279  12.379856   9.671864  12.500000         --         --         --         --         --
Value at End of Year    19.539027  15.955163  14.032279  12.379856   9.671864         --         --         --         --         --
No. of Units               31,568     23,870     18,256     16,480     12,367         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.334784         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    8,742         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    19.584336         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    1,950         --         --         --         --         --         --         --         --         --

INTERNATIONAL CORE TRUST (FORMERLY, INTERNATIONAL STOCK TRUST) - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231  12.500000
Value at End of Year    18.567202  15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231
Ven 22, 20 No. of
   Units                2,613,058  2,993,535  3,604,794  4,239,580  4,752,635  5,157,402  4,886,121  2,720,915  1,991,503  1,516,377
Ven 24 No. of Units        81,620     90,025     87,592    115,127    131,618    137,508    124,426     21,852         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.403968  10.870422   9.556168   7.453649   9.671494  12.500000         --         --         --         --
Value at End of Year    15.231570  12.403968  10.870422   9.556168   7.453649   9.671494         --         --         --         --
No. of Units               30,817     27,531     28,242     29,884     28,226     17,865         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  11.010008   9.663241   8.507707   6.645829   8.636273  11.202883         --         --         --         --
Value at End of Year    13.499637  11.010008   9.663241   8.507707   6.645829   8.636273         --         --         --         --
No. of Units               97,328    105,693    104,062    115,842    126,008     69,101         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $15.090269 $13.198278 $11.579330 $ 9.013656 $11.672280 $15.087850 $18.338932 $14.337171 $12.652231 $12.500000
Value at End of Year    18.567202  15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231
Ven 7, 8 No. of Units     340,241    382,173    460,301    511,387    623,352    692,219    934,113    894,041    904,709    786,217
Ven 9 No. of Units        103,662    102,266    120,901    147,049    183,541    222,009    294,511    235,698    203,765    131,727

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231  12.500000
Value at End of Year    18.567202  15.090269  13.198278  11.579330   9.013656  11.672280  15.087850  18.338932  14.337171  12.652231
No. of Units               24,400     31,628     33,039     34,425     35,011     43,113     52,245     47,274     63,240     69,740

INTERNATIONAL EQUITY INDEX TRUST A - SERIES II SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.809895  14.645623  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.764096  16.809895  14.645623         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  499,597    434,601    262,855         --         --         --         --         --         --         --
Ven 24 No. of Units        80,323     73,564     72,367         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.754211  14.626224  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.654101  16.754211  14.626224         --         --         --         --         --         --         --
No. of Units               13,945     19,978     20,759         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.712550  14.611687  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.571958  16.712550  14.611687         --         --         --         --         --         --         --
No. of Units               34,777     26,557     20,559         --         --         --         --         --         --         --

INTERNATIONAL EQUITY INDEX TRUST A - SERIES I SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.868674  14.668950  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.874233  16.868674  14.668950         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,105,267    825,452    712,758         --         --         --         --         --         --         --
Ven 24 No. of Units        12,070      7,361     21,750         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.812786  14.649519  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.763624  16.812786  14.649519         --         --         --         --         --         --         --
No. of Units                8,661     12,560     13,186         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.770985  14.634965  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.681056  16.770985  14.634965         --         --         --         --         --         --         --
No. of Units               32,451     31,610     24,373         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.868674  14.668950  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.874233  16.868674  14.668950         --         --         --         --         --         --         --
Ven 7, 8 No. of Units     153,271     81,627     75,228         --         --         --         --         --         --         --
Ven 9 No. of Units         30,953     21,492     19,292         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  16.868674  14.668950  12.500000         --         --         --         --         --         --         --
Value at End of Year    20.874233  16.868674  14.668950         --         --         --         --         --         --         --
No. of Units                2,427      2,537        696         --         --         --         --         --         --         --

INTERNATIONAL OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-01-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.345083         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   85,722         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      550         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.366928  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.776059  15.366928         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  715,353    225,062         --         --         --         --         --         --         --         --
Ven 24 No. of Units        61,858     26,672         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year $15.346601 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.713885  15.346601         --         --         --         --         --         --         --         --
No. of Units               15,596      8,548         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.314140         --         --         --         --         --         --         --         --         --
No. of Units                  674         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.331369  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.667360  15.331369         --         --         --         --         --         --         --         --
No. of Units               27,573        745         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.327395         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   20,875         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    1,220         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    18.682835         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    4,067         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.366928  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.776059  15.366928         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --     18,782         --         --         --         --         --         --         --         --
Ven 9 No. of Units         21,421      2,524         --         --         --         --         --         --         --         --
No. of Units               77,447         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.366928  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    18.776059  15.366928         --         --         --         --         --         --         --         --
No. of Units                4,574        465         --         --         --         --         --         --         --         --

INTERNATIONAL SMALL CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.612533         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   43,409         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    5,907         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  19.483328  17.981703  15.087440   9.888129  12.500000         --         --         --         --         --
Value at End of Year    24.506885  19.483328  17.981703  15.087440   9.888129         --         --         --         --         --
Ven 22, 20 No. of
   Units                  542,985    497,180    402,232    260,105     58,684         --         --         --         --         --
Ven 24 No. of Units        98,226     84,945     81,455     54,188      4,073         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  19.342259  17.887126  15.038195   9.875544  12.500000         --         --         --         --         --
Value at End of Year    24.280982  19.342259  17.887126  15.038195   9.875544         --         --         --         --         --
No. of Units               34,730     29,986     26,711     10,062         22         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.580967         --         --         --         --         --         --         --         --         --
No. of Units                5,175         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  19.237114  17.816506  15.001355   9.866121  12.500000         --         --         --         --         --
Value at End of Year    24.112910  19.237114  17.816506  15.001355   9.866121         --         --         --         --         --
No. of Units               74,766     64,292     56,129     31,044      4,421         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.594482         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   15,028         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      431         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ---------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year $12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    24.168787        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                      720        --        --        --        --        --        --        --        --        --

INTERNATIONAL SMALL CAP TRUST - SERIES I SHARES (units first credited 3-04-1996)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016 13.493094
Value at End of Year    26.222995 20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016
Ven 22, 20 No. of
   Units                2,858,335 3,212,329 3,854,614 4,119,428 4,431,773 5,556,099 6,624,074 3,694,429 3,809,919 3,883,357
Ven 24 No. of Units        81,042    91,399   108,039   124,815   121,855   142,852   163,214    32,991        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.024570 12.942439 10.863371  7.124165  8.693187 12.500000        --        --        --        --
Value at End of Year    17.629649 14.024570 12.942439 10.863371  7.124165  8.693187        --        --        --        --
No. of Units                7,759    15,170    14,126    11,664    27,216    14,996        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  10.889133 10.063969  8.460002  5.556362  6.790288 10.030446        --        --        --        --
Value at End of Year    13.667782 10.889133 10.063969  8.460002  5.556362  6.790288        --        --        --        --
No. of Units              111,456    70,975    78,817    57,627    73,516    35,068        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016 13.493094
Value at End of Year    26.222995 20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016
Ven 7, 8 No. of Units     516,998   592,177   720,523   901,956   971,225 1,223,014 1,699,495 1,646,930 2,292,631 2,799,726
Ven 9 No. of Units        159,245   183,867   250,280   279,919   327,294   429,139   582,581   665,833   605,535   510,488

Ven 3 Contracts with no Optional Riders
Value at Start of Year  20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016 13.493094
Value at End of Year    26.222995 20.819100 19.174442 16.062039 10.512423 12.802022 18.844170 26.974754 14.792077 13.410016
No. of Units               49,338    50,069    50,847    44,025    52,555    79,471   107,386   111,479   114,167   169,876

INTERNATIONAL VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    14.133263        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   90,118        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   11,494        --        --        --        --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  18.169409 16.702962 13.955892  9.792779 12.500000        --        --        --        --        --
Value at End of Year    23.162256 18.169409 16.702962 13.955892  9.792779        --        --        --        --        --
Ven 22, 20 No. of
   Units                2,167,099 2,256,168 1,700,324 1,148,752   327,703        --        --        --        --        --
Ven 24 No. of Units       409,176   405,505   307,005   208,885    56,165        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  18.037802 16.615070 13.910309  9.780303 12.500000        --        --        --        --        --
Value at End of Year    22.948700 18.037802 16.615070 13.910309  9.780303        --        --        --        --        --
No. of Units               85,508    95,980    82,027    57,785    15,357        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    14.100494        --        --        --        --        --        --        --        --        --
No. of Units               10,629        --        --        --        --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.939725 16.549456 13.876213  9.770965 12.500000        --        --        --        --        --
Value at End of Year    22.789826 17.939725 16.549456 13.876213  9.770965        --        --        --        --        --
No. of Units              238,496   224,574   165,748   122,136    40,129        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    14.114523        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   50,840        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                    2,094        --        --        --        --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    22.842673        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                      126        --        --        --        --        --        --        --        --        --

Venture Prior

                          YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR
                          ENDED      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED    ENDED
                        12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99  12/31/98 12/31/97
                       ---------- ----------- ---------- ---------- ---------- ---------- ---------- ---------- -------- --------
INTERNATIONAL VALUE TRUST - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $15.921898 $ 14.606124 $12.186877 $ 8.531381 $10.529997 $11.862293 $12.860110 $12.500000       --       --
Value at End of Year    17.699720   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110       --       --
Ven 22, 20 No. of
   Units                9,460,500  11,443,905  6,019,390  5,660,590  4,976,529  3,705,188  2,392,567  1,141,789       --       --
Ven 24 No. of Units       253,166     277,116    152,159    141,215    134,249    118,613    106,685     29,546       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.688632   15.340055  12.824929   8.995998  11.125714  12.500000         --         --       --       --
Value at End of Year    21.284163   16.688632  15.340055  12.824929   8.995998  11.125714         --         --       --       --
No. of Units               51,475      52,740     39,528     40,172     31,634     12,478         --         --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.653467   14.410076  12.065552   8.476026  10.498425  11.868508         --         --       --       --
Value at End of Year    19.934114   15.653467  14.410076  12.065552   8.476026  10.498425         --         --       --       --
No. of Units              248,095     249,794    179,529    160,669    169,982     61,427         --         --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.921898   14.606124  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000       --       --
Value at End of Year    20.346806   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110       --       --
Ven 7, 8 No. of Units   1,649,747   1,942,571    818,877    777,825    641,815    322,313    313,577    254,248       --       --
Ven 9 No. of Units        433,872     502,090     90,708     86,610     51,807     35,446     26,032     17,704       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.921898   14.606124  12.186877   8.531381  10.529997  11.862293  12.860110  12.500000       --       --
Value at End of Year    20.346806   15.921898  14.606124  12.186877   8.531381  10.529997  11.862293  12.860110       --       --
No. of Units              128,372     128,242     65,351     53,822     42,061     26,240     28,567     17,620       --       --

INVESTMENT QUALITY BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000          --         --         --         --         --         --         --       --       --
Value at End of Year    13.020306          --         --         --         --         --         --         --       --       --
Venture 2006 No. of
   Units                  617,566          --         --         --         --         --         --         --       --       --
Venture 2006 No. of
   Units                   38,310          --         --         --         --         --         --         --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.661107   14.572100  14.121535  13.354011  12.500000         --         --         --       --       --
Value at End of Year    14.943667   14.661107  14.572100  14.121535  13.354011         --         --         --       --       --
Ven 22, 20 No. of
   Units                1,534,794   1,084,887    576,334    550,260    210,622         --         --         --       --       --
Ven 24 No. of Units       434,318     265,303    133,222    125,177     36,633         --         --         --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.554897   14.495417  14.075410  13.337047  12.500000         --         --         --       --       --
Value at End of Year    14.805861   14.554897  14.495417  14.075410  13.337047         --         --         --       --       --
No. of Units               65,616      70,620     45,212     42,161     18,928         --         --         --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000          --         --         --         --         --         --         --       --       --
Value at End of Year    12.990125          --         --         --         --         --         --         --       --       --
No. of Units               22,535          --         --         --         --         --         --         --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.475739   14.438164  14.040925  13.324346  12.500000         --         --         --       --       --
Value at End of Year    14.703313   14.475739  14.438164  14.040925  13.324346         --         --         --       --       --
No. of Units              325,099     310,169    233,080    224,879    127,399         --         --         --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000          --         --         --         --         --         --         --       --       --
Value at End of Year    13.003047          --         --         --         --         --         --         --       --       --
Venture 2006 No. of
   Units                  123,066          --         --         --         --         --         --         --       --       --
Venture 2006 No. of
   Units                   43,220          --         --         --         --         --         --         --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000          --         --         --         --         --         --         --       --       --
Value at End of Year    14.737426          --         --         --         --         --         --         --       --       --
Venture 2006 No. of
   Units                    8,702          --         --         --         --         --         --         --       --       --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
INVESTMENT QUALITY BOND TRUST - SERIES I SHARES (units first credited 11-02-1992)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $25.993859 $25.776081 $24.940564 $23.566806 $21.739025 $20.541376 $19.039807 $19.660365 $18.336912 $16.943257
Value at End of Year    26.547956  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912
Ven 22, 20 No. of
   Units                2,114,929  2,785,575  3,452,167  4,487,132  5,802,487  5,973,613  4,946,283  5,067,424  4,131,505  2,761,523
Ven 24 No. of Units        79,663     89,022    117,518    146,542    183,549    148,463     75,588     19,293         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.536130  15.436734  14.966330  14.170286  13.097442  12.500000         --         --         --         --
Value at End of Year    15.835689  15.536130  15.436734  14.966330  14.170286  13.097442         --         --         --         --
No. of Units               15,774     26,357     41,819     50,093     73,888     28,956         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.233223  16.153504  15.684843  14.872861  13.767444  13.054821         --         --         --         --
Value at End of Year    16.521498  16.233223  16.153504  15.684843  14.872861  13.767444         --         --         --         --
No. of Units              285,181    321,428    370,957    413,892    520,989    262,326         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257
Value at End of Year    26.547956  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912
Ven 7, 8 No. of Units     796,154    957,925  1,156,201  1,459,392  1,930,284  1,950,923  2,151,545  3,393,014  4,675,153  4,591,948
Ven 9 No. of Units        153,274    212,135    281,891    347,276    448,420    461,351    462,664    617,872    564,212    440,005

Ven 3 Contracts with no Optional Riders
Value at Start of Year  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912  16.943257
Value at End of Year    26.547956  25.993859  25.776081  24.940564  23.566806  21.739025  20.541376  19.039807  19.660365  18.336912
No. of Units              114,695    131,695    149,223    192,791    238,667    233,672    249,281    345,876    440,010    514,788

Ven 1 Contracts with no Optional Riders
Value at Start of Year  30.303725  30.017391  29.012843  27.385094  25.233827  23.817687  22.052785  22.746879  21.192677  19.560775
Value at End of Year    30.983147  30.303725  30.017391  29.012843  27.385094  25.233827  23.817687  22.052785  22.746879  21.192677
No. of Units                  572        573      1,301      1,304      1,421      1,973      2,161      4,129      7,009     10,088

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --  13.055022  12.490048  10.113484  12.500000         --         --         --         --         --
Value at End of Year           --  12.870885  13.055022  12.490048  10.113484         --         --         --         --         --
Ven 22, 20 No. of
   Units                       --  1,184,972  1,276,080  1,121,818    439,093         --         --         --         --         --
Ven 24 No. of Units            --    322,512    315,848    233,752     48,413         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --  12.986307  12.449252  10.100613  12.500000         --         --         --         --         --
Value at End of Year           --  12.777630  12.986307  12.449252  10.100613         --         --         --         --         --
No. of Units                   --    103,359    110,669     80,813     12,822         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --  12.935008  12.418740  10.090965  12.500000         --         --         --         --         --
Value at End of Year           --  12.708135  12.935008  12.418740  10.090965         --         --         --         --         --
No. of Units                   --    214,438    236,349    165,759     54,024         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --  13.055022         --         --         --         --         --         --         --         --
Value at End of Year           --  12.870885         --         --         --         --         --         --         --         --
Ven 9 No. of Units             --        543         --         --         --         --         --         --         --         --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - SERIES I SHARES (units first credited 8-03-1989)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647
Value at End of Year           --  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359
Ven 22, 20 No. of
   Units                       --  5,602,668  6,725,916  8,049,137  8,962,891  9,692,689  8,200,313  3,997,921  2,239,775  2,030,961
Ven 24 No. of Units            --    212,418    246,444    273,377    296,436    320,843    302,094     87,649         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --   9.713776   9.296665   7.537509   9.925531  12.500000         --         --         --         --
Value at End of Year           --   9.583354   9.713776   9.296665   7.537509   9.925531         --         --         --         --
No. of Units                   --     79,770     91,939    125,976    114,988     81,120         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --   8.594678   8.238003   6.689181   8.821694  10.924721         --         --         --         --
Value at End of Year           --   8.466611   8.594678   8.238003   6.689181   8.821694         --         --         --         --
No. of Units                   --    593,756    701,323    774,794    886,369    535,491         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $18.985398 $19.205427 $18.343918 $14.843099 $19.506566 $24.071737 $28.465074 $23.040505 $19.614359 $16.701647
Value at End of Year    19.468730  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359
Ven 7, 8 No. of Units         778  1,642,127  2,047,410  2,384,923  2,877,204  3,405,829  4,207,600  5,070,801  5,994,294  7,006,626
Ven 9 No. of Units             --    311,513    379,886    427,513    483,114    589,352    690,340    671,017    594,195    608,298

Ven 3 Contracts with no Optional Riders
Value at Start of Year  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359  16.701647
Value at End of Year    19.468730  18.985398  19.205427  18.343918  14.843099  19.506566  24.071737  28.465074  23.040505  19.614359
No. of Units                         571,352    629,764    717,918    804,704    923,580  1,126,956  1,308,404  1,547,924  1,834,276

LARGE CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.794359  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.528522  13.794359         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                   28,452     17,162         --         --         --         --         --         --         --         --
Ven 24 No. of Units         6,055      3,557         --         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.776099  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.477074  13.776099         --         --         --         --         --         --         --         --
No. of Units                1,606        288         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.762408  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.438588  13.762408         --         --         --         --         --         --         --         --
No. of Units                  620      1,122         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.794359  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.528522  13.794359         --         --         --         --         --         --         --         --
Ven 9 No. of Units          2,806      2,476         --         --         --         --         --         --         --         --
No. of Units               10,748         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --         --         --         --         --         --
Value at End of Year    15.528522         --         --         --         --         --         --         --         --         --
No. of Units                  139         --         --         --         --         --         --         --         --         --

LARGE CAP TRUST - SERIES I SHARES (units first credited 5-01-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  21.508419         --         --         --         --         --         --         --         --         --
Value at End of Year    24.551912         --         --         --         --         --         --         --         --         --
Ven 24 No. of Units           216         --         --         --         --         --         --         --         --         --

LARGE CAP VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  21.508419  18.922673  15.790145  12.500000         --         --         --         --         --         --
Value at End of Year    24.551912  21.508419  18.922673  15.790145         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,870,331  1,512,222    679,722     33,490         --         --         --         --         --         --
Ven 24 No. of Units       191,673     77,550     45,745      9,403         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  21.394511  18.860014  15.769426  12.500000         --         --         --         --         --         --
Value at End of Year    24.373236  21.394511  18.860014  15.769426         --         --         --         --         --         --
No. of Units               92,517     60,017     16,459      4,491         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  21.309471  18.813146  15.753916  12.500000         --         --         --         --         --         --
Value at End of Year    24.240081  21.309471  18.813146  15.753916         --         --         --         --         --         --
No. of Units              160,087     70,417     42,355      2,045         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  21.508419  18.922673  15.790145  12.500000         --         --         --         --         --         --
Value at End of Year    24.556181  21.508419  18.922673  15.790145         --         --         --         --         --         --
Ven 9 No. of Units         28,204     25,315     15,322      2,099         --         --         --         --         --         --
No. of Units              156,386    148,352     61,434     15,448         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 3 Contracts with no Optional Riders
Value at Start of Year $21.508419 $18.922673 $15.790145 $12.500000         --         --         --         --         --         --
Value at End of Year    24.556181  21.508419  18.922673  15.790145         --         --         --         --         --         --
No. of Units               21,795     13,006     12,649        885         --         --         --         --         --         --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.068953         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  200,511         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   15,688         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.626757  15.262264  13.336456  10.024515  12.500000         --         --         --         --         --
Value at End of Year    18.886920  16.626757  15.262264  13.336456  10.024515         --         --         --         --         --
Ven 22, 20 No. of
   Units                4,110,618  4,021,218  3,831,855  2,291,567    284,449         --         --         --         --         --
Ven 24 No. of Units     1,511,892  1,639,027  1,526,685  1,018,451     65,066         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.506305  15.181940  13.292884  10.011744  12.500000         --         --         --         --         --
Value at End of Year    18.712737  16.506305  15.181940  13.292884  10.011744         --         --         --         --         --
No. of Units              360,601    338,905    318,761    211,457     10,539         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.038651         --         --         --         --         --         --         --         --         --
No. of Units                5,595         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.416565  15.121981  13.260309  10.002183  12.500000         --         --         --         --         --
Value at End of Year    18.583189  16.416565  15.121981  13.260309  10.002183         --         --         --         --         --
No. of Units              120,648    120,610     82,224     66,101     20,954         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.051625         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   85,590         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   13,287         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    18.626277         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      464         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders

Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    18.886920         --         --         --         --         --         --         --         --         --
No. of Units                   71         --         --         --         --         --         --         --         --         --

LIFESTYLE AGGRESSIVE TRUST (FORMERLY, LIFESTYLE AGGRESSIVE 1000 TRUST) - SERIES I SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.525007  15.146219  13.235054   9.948297  12.723595  14.948006  15.974195  14.134419  13.669625  12.497604
Value at End of Year    18.815307  16.525007  15.146219  13.235054   9.948297  12.723595  14.948006  15.974195  14.134419  13.669625
Ven 22, 20 No. of
   Units                6,539,711  6,208,180  5,847,817  4,847,924  4,202,222  4,197,285  3,143,870  2,104,602  2,737,231  2,084,690
Ven 24 No. of Units        51,225     58,580     76,348     57,594     91,656     83,186     79,695     15,602         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.352843  12.263158  10.737289   8.086960  10.363738  12.500000         --         --         --         --
Value at End of Year    15.173208  13.352843  12.263158  10.737289   8.086960  10.363738         --         --         --         --
No. of Units               67,084     61,773     60,393     31,171     25,861     14,650         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.897174  11.862395  10.402017   7.846184  10.070301  11.872645         --         --         --         --
Value at End of Year    14.633510  12.897174  11.862395  10.402017   7.846184  10.070301         --         --         --         --
No. of Units              148,293    197,980    198,807    201,029    186,267    115,430         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.525007  15.146219  13.235054   9.948297  12.723595  14.948006  15.974195  14.134419  13.669625  12.497604
Value at End of Year    18.815307  16.525007  15.146219  13.235054   9.948297  12.723595  14.948006  15.974195  14.134419  13.669625
Ven 7, 8 No. of Units     331,050    442,106    435,328    317,546    288,857    254,911    277,955    379,259    735,960    738,240
Ven 9 No. of Units        101,498    104,003    145,634    158,740    167,352    225,744    253,883    302,518    544,461    358,660

Venture Prior

                           YEAR        YEAR        YEAR        YEAR        YEAR
                          ENDED       ENDED       ENDED       ENDED       ENDED
                         12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ----------- ----------- ----------- ----------- -----------
Ven 3 Contracts with no Optional Riders
Value at Start of Year $ 16.525007 $ 15.146219 $ 13.235054 $  9.948297 $ 12.723595
Value at End of Year     18.815307   16.525007   15.146219   13.235054    9.948297
No. of Units                70,558      69,074      97,161      95,328      35,542

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II
SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.278952          --          --          --          --
Venture 2006 No. of
   Units                18,261,108          --          --          --          --
Venture 2006 No. of
   Units                 1,465,042          --          --          --          --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   16.350534   15.523970   13.881850   11.355046   12.500000
Value at End of Year     18.140210   16.350534   15.523970   13.881850   11.355046
Ven 22, 20 No. of
   Units                59,035,877  47,067,798  21,274,356   8,795,621   1,673,543
Ven 24 No. of Units      9,095,173   6,789,022   3,138,217   1,464,815     168,815

Ven 22, 20 Contracts with GEM
Value at Start of Year   16.232118   15.442298   13.836523   11.340607   12.500000
Value at End of Year     17.972956   16.232118   15.442298   13.836523   11.340607
No. of Units             2,208,260   1,906,077     929,231     645,649     125,938

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.248170          --          --          --          --
No. of Units               933,271          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   16.143848   15.381311   13.802621   11.329788   12.500000
Value at End of Year     17.848505   16.143848   15.381311   13.802621   11.329788
No. of Units             7,069,603   5,596,897   2,818,382   1,308,590     486,764

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.261356          --          --          --          --
Venture 2006 No. of
   Units                 6,682,623          --          --          --          --
Venture 2006 No. of
   Units                   805,122          --          --          --          --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     17.889904          --          --          --          --
Venture 2006 No. of
   Units                   279,112          --          --          --          --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES I
SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   19.762663   18.749859   16.754333   13.704682   15.433664
Value at End of Year     21.970231   19.762663   18.749859   16.754333   13.704682
Ven 22, 20 No. of
   Units                18,920,230  18,895,706  17,002,951  15,923,163  14,912,277
Ven 24 No. of Units        530,468     554,914     523,625     373,171     358,325

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.627009   13.905101   12.450134   10.204305   11.514709
Value at End of Year     16.228507   14.627009   13.905101   12.450134   10.204305
No. of Units               417,541     415,147     414,119     366,087     284,306

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   14.596536   13.896892   12.461505   10.228949   11.559863
Value at End of Year     16.170504   14.596536   13.896892   12.461505   10.228949
No. of Units             1,576,696   1,725,545   1,782,311   1,654,898   1,326,802

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   19.762663   18.749859   16.754333   13.704682   15.433664
Value at End of Year     21.970231   19.762663   18.749859   16.754333   13.704682
Ven 7, 8 No. of Units    2,003,185   1,776,372   1,431,606   1,085,084     898,596
Ven 9 No. of Units         760,335     909,245   1,057,519   1,192,955   1,118,763

Ven 3 Contracts with no Optional Riders
Value at Start of Year   19.762663   18.749859   16.754333   13.704682   15.433664
Value at End of Year     21.970231   19.762663   18.749859   16.754333   13.704682
No. of Units               101,377      77,229      34,129      30,375      25,497

                           YEAR        YEAR        YEAR       YEAR       YEAR
                          ENDED        ENDED      ENDED      ENDED       ENDED
                         12/31/01    12/31/00    12/31/99   12/31/98   12/31/97
                       ----------- ----------- ---------- ----------- ----------
Ven 3 Contracts with no Optional Riders
Value at Start of Year $ 14.948006 $ 15.974195 $14.134419 $ 13.669625 $12.497604
Value at End of Year     12.723595   14.948006  15.974195   14.134419  13.669625
No. of Units                27,445      26,924     27,239      52,760     33,038

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES II
SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
Venture 2006 No. of
   Units                        --          --         --          --         --
Venture 2006 No. of
   Units                        --          --         --          --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
Ven 22, 20 No. of
   Units                        --          --         --          --         --
Ven 24 No. of Units             --          --         --          --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
No. of Units                    --          --         --          --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
No. of Units                    --          --         --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
No. of Units                    --          --         --          --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
Venture 2006 No. of
   Units                        --          --         --          --         --
Venture 2006 No. of
   Units                        --          --         --          --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year          --          --         --          --         --
Value at End of Year            --          --         --          --         --
Venture 2006 No. of
   Units                        --          --         --          --         --

LIFESTYLE BALANCED TRUST (FORMERLY, LIFESTYLE BALANCED 640 TRUST) - SERIES I
SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   16.437657   16.257312  14.664362   14.066417  12.497604
Value at End of Year     15.433664   16.437657  16.257312   14.664362  14.066417
Ven 22, 20 No. of
   Units                13,569,607  11,005,032  9,763,079  12,361,824  6,908,222
Ven 24 No. of Units        319,579     202,931     94,609          --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year   12.500000          --         --          --         --
Value at End of Year     11.514709          --         --          --         --
No. of Units               105,107          --         --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   12.355297          --         --          --         --
Value at End of Year     11.559863          --         --          --         --
No. of Units               624,359          --         --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   16.437657   16.257312  14.664362   14.066417  12.497604
Value at End of Year     15.433664   16.437657  16.257312   14.664362  14.066417
Ven 7, 8 No. of Units      783,512     844,419  1,259,501   2,142,169  1,957,162
Ven 9 No. of Units       1,312,153   1,480,245  1,702,526   2,366,220  1,463,271

Ven 3 Contracts with no Optional Riders
Value at Start of Year   16.437657   16.257312  14.664362   14.066417  12.497604
Value at End of Year     15.433664   16.437657  16.257312   14.664362  14.066417
No. of Units                52,710      39,999     37,840      51,041     11,640

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR
                         ENDED       ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                      ----------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
LIFESTYLE CONSERVATIVE TRUST (FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES I SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of
   Year               $ 20.005481 $19.718253 $18.415805 $16.741166 $16.689833 $16.397834 $15.439823 $15.025549 $13.825120 $12.497604
Value at End of Year    21.392472  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120
Ven 22, 20 No. of
   Units                2,667,475  2,881,025  2,936,135  2,973,039  3,330,615  2,574,008  2,143,038  2,587,138  2,204,223    729,281
Ven 24 No. of Units        89,914     93,701     82,793    125,378    140,178     79,993     42,063     22,993         --         --

Ven 22, 20 Contracts with GEM
Value at Start of
   Year                 14.991697  14.805955  13.855737  12.620988  12.607483  12.500000         --         --         --         --
Value at End of Year    15.999141  14.991697  14.805955  13.855737  12.620988  12.607483         --         --         --         --
No. of Units               80,337     81,992     88,483     87,156     62,973     24,904         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of
   Year                 15.480522  15.311609  14.350511  13.091280  13.096907  12.913124         --         --         --         --
Value at End of Year    16.496119  15.480522  15.311609  14.350511  13.091280  13.096907         --         --         --         --
No. of Units              581,639    608,786    596,827    745,796    908,673    270,099         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of
   Year                 20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120  12.497604
Value at End of Year    21.392472  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120
Ven 7, 8 No. of Units     228,391    271,508    302,657    257,081    297,513    263,251    289,380    496,176    569,653    250,571
Ven 9 No. of Units        176,780    189,845    226,599    241,888    282,985    271,170    303,451    375,763    364,591    131,137

Ven 3 Contracts with no Optional Riders
Value at Start of
   Year                 20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120  12.497604
Value at End of Year    21.392472  20.005481  19.718253  18.415805  16.741166  16.689833  16.397834  15.439823  15.025549  13.825120
No. of Units               30,007     29,998     11,501     12,824      5,847      3,017      3,020      1,718     10,098      9,967

LIFESTYLE CONSERVATIVE TRUST(FORMERLY, LIFESTYLE CONSERVATIVE 280 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.185233         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  645,246         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   41,530         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of
   Year                 14.908806  14.705811  13.744148  12.494725  12.500000         --         --         --         --         --
Value at End of Year    15.896824  14.908806  14.705811  13.744148  12.494725         --         --         --         --         --
Ven 22, 20 No. of
   Units                4,102,455  3,927,264  2,481,748  1,186,682    231,425         --         --         --         --         --
Ven 24 No. of Units       682,964    675,807    437,942    248,031     54,752         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of
   Year                 14.800809  14.628436  13.699260  12.478846  12.500000         --         --         --         --         --
Value at End of Year    15.750237  14.800809  14.628436  13.699260  12.478846         --         --         --         --         --
No. of Units              277,404    297,849    209,014    131,019     58,509         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.154675         --         --         --         --         --         --         --         --         --
No. of Units              105,570         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of
   Year                 14.720320  14.570649  13.665685  12.466950  12.500000         --         --         --         --         --
Value at End of Year    15.641174  14.720320  14.570649  13.665685  12.466950         --         --         --         --         --
No. of Units            1,841,864  1,660,515  1,274,739    876,165    237,071         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.167768         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                  219,305         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   21,842         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    15.677437         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    9,946         --         --         --         --         --         --         --         --         --

LIFESTYLE GROWTH TRUST (FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of
   Year                 12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.147505         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units               35,604,528         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                2,090,157         --         --         --         --         --         --         --         --         --

Venture Prior

                           YEAR        YEAR        YEAR        YEAR        YEAR
                          ENDED       ENDED       ENDED       ENDED       ENDED
                         12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ----------- ----------- ----------- ----------- -----------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $ 16.494795 $ 15.414851 $ 13.641026 $ 10.686894 $ 12.500000
Value at End of Year     18.426442   16.494795   15.414851   13.641026   10.686894
Ven 22, 20 No. of
   Units                78,177,429  57,715,424  25,756,026   9,665,980   1,216,088
Ven 24 No. of Units     10,321,452   7,371,520   3,646,037   1,420,710      49,114

Ven 22, 20 Contracts with GEM
Value at Start of Year   16.375343   15.333760   13.596489   10.673290   12.500000
Value at End of Year     18.256564   16.375343   15.333760   13.596489   10.673290
No. of Units             2,414,849   1,871,385     972,125     638,204      78,532

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.117026          --          --          --          --
No. of Units               662,732          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   16.286288   15.273191   13.563170   10.663111   12.500000
Value at End of Year     18.130144   16.286288   15.273191   13.563170   10.663111
No. of Units             5,410,470   3,920,256   1,911,377     550,860     324,491

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.130087          --          --          --          --
Venture 2006 No. of
   Units                13,599,045          --          --          --          --
Venture 2006 No. of
   Units                 1,019,326          --          --          --          --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     18.172203          --          --          --          --
Venture 2006 No. of
   Units                   308,193          --          --          --          --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   16.494795   15.414851          --          --          --
Value at End of Year     18.426442   16.494795          --          --          --
Ven 9 No. of Units             740         771          --          --          --

LIFESTYLE GROWTH TRUST(FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I SHARES
(units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   18.605825   17.363307   15.366925   12.028869   14.495682
Value at End of Year     20.824978   18.605825   17.363307   15.366925   12.028869
Ven 22, 20 No. of
   Units                20,748,233  20,295,083  18,539,843  17,718,205  16,206,028
Ven 24 No. of Units        373,285     336,706     359,928     323,804     332,652

Ven 22, 20 Contracts with GEM
Value at Start of Year   13.927854   13.023667   11.549376    9.058659   10.938240
Value at End of Year     15.558010   13.927854   13.023667   11.549376    9.058659
No. of Units               420,402     421,096     419,794     391,593     323,431

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   13.675831   12.807137   11.374440    8.934824   10.804923
Value at End of Year     15.253653   13.675831   12.807137   11.374440    8.934824
No. of Units               943,014     975,569     942,618     916,436     846,312

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   18.605825   17.363307   15.366925   12.028869   14.495682
Value at End of Year     20.824978   18.605825   17.363307   15.366925   12.028869
Ven 7, 8 No. of Units    1,792,531   1,687,190   1,526,455   1,268,317   1,103,635
Ven 9 No. of Units         552,896     611,084     762,279     850,660     929,445

Ven 3 Contracts with no Optional Riders
Value at Start of Year   18.605825   17.363307   15.366925   12.028869   14.495682
Value at End of Year     20.824978   18.605825   17.363307   15.366925   12.028869
No. of Units               156,473      40,531      40,613      36,351      23,913

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES II
SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year   12.500000          --          --          --          --
Value at End of Year     13.216007          --          --          --          --
Venture 2006 No. of
   Units                 2,580,766          --          --          --          --
Venture 2006 No. of
   Units                   220,356          --          --          --          --

                          YEAR       YEAR       YEAR      YEAR       YEAR
                          ENDED      ENDED     ENDED      ENDED     ENDED
                        12/31/01   12/31/00   12/31/99  12/31/98   12/31/97
                       ---------- ---------- --------- ---------- ---------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
Ven 22, 20 No. of
   Units                       --         --        --         --        --
Ven 24 No. of Units            --         --        --         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
No. of Units                   --         --        --         --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
No. of Units                   --         --        --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
No. of Units                   --         --        --         --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
Venture 2006 No. of
   Units                       --         --        --         --        --
Venture 2006 No. of
   Units                       --         --        --         --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment
Enhancement
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
Venture 2006 No. of
   Units                       --         --        --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
Ven 9 No. of Units             --         --        --         --        --

LIFESTYLE GROWTH TRUST(FORMERLY, LIFESTYLE GROWTH 820 TRUST) - SERIES I
SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.162371  16.893101 14.696667  14.033299 12.497604
Value at End of Year    14.495682  16.162371 16.893101  14.696667 14.033299
Ven 22, 20 No. of
   Units               16,116,622 12,457,035 9,951,689 12,137,735 7,677,010
Ven 24 No. of Units       311,049    188,795   105,798         --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.500000         --        --         --        --
Value at End of Year    10.938240         --        --         --        --
No. of Units              149,637         --        --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.089786         --        --         --        --
Value at End of Year    10.804923         --        --         --        --
No. of Units              441,021         --        --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.162371  16.893101 14.696667  14.033299 12.497604
Value at End of Year    14.495682  16.162371 16.893101  14.696667 14.033299
Ven 7, 8 No. of Units     722,508    799,606 1,558,257  2,714,058 2,785,124
Ven 9 No. of Units      1,106,634  1,268,058 1,484,983  2,556,433 1,637,679

Ven 3 Contracts with no Optional Riders
Value at Start of Year  16.162371  16.893101 14.696667  14.033299 12.497604
Value at End of Year    14.495682  16.162371 16.893101  14.696667 14.033299
No. of Units               32,099     56,344    54,202    129,721   110,355

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES
II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year         --         --        --         --        --
Value at End of Year           --         --        --         --        --
Venture 2006 No. of
   Units                       --         --        --         --        --
Venture 2006 No. of
   Units                       --         --        --         --        --

Venture Prior

                           YEAR        YEAR       YEAR       YEAR       YEAR       YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED       ENDED       ENDED      ENDED      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                         12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ----------- ----------- ---------- ---------- ---------- --------- --------- --------- --------- ---------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $ 15.540460 $ 15.152916 $13.839140 $11.910967 $12.500000        --        --        --        --        --
Value at End of Year     16.885197   15.540460  15.152916  13.839140  11.910967        --        --        --        --        --
Ven 22, 20 No. of
   Units                13,031,345  11,713,806  6,406,128  2,725,735    613,785        --        --        --        --        --
Ven 24 No. of Units      2,485,765   2,110,909  1,004,128    499,426     81,435        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   15.427866   15.073168  13.793941  11.895826  12.500000        --        --        --        --        --
Value at End of Year     16.729458   15.427866  15.073168  13.793941  11.895826        --        --        --        --        --
No. of Units               698,787     678,262    482,523    281,212     30,803        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year   12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year     13.185374          --         --         --         --        --        --        --        --        --
No. of Units               136,410          --         --         --         --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   15.344003   15.013674  13.760160  11.884486  12.500000        --        --        --        --        --
Value at End of Year     16.613664   15.344003  15.013674  13.760160  11.884486        --        --        --        --        --
No. of Units             2,907,797   2,416,959  1,643,348    801,726    214,108        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year   12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year     13.198496          --         --         --         --        --        --        --        --        --
Venture 2006 No. of
   Units                 1,317,391          --         --         --         --        --        --        --        --        --
Venture 2006 No. of
   Units                   165,482          --         --         --         --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year   12.500000          --         --         --         --        --        --        --        --        --
Value at End of Year     16.652186          --         --         --         --        --        --        --        --        --
Venture 2006 No. of
   Units                   102,114          --         --         --         --        --        --        --        --        --

LIFESTYLE MODERATE TRUST (FORMERLY LIFESTYLE MODERATE 460 TRUST) - SERIES I SHARES (units first credited 1-07-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year   20.011835   19.484176  17.794866  15.315540  16.185243 16.596254 16.142259 15.171965 14.016704 12.497604
Value at End of Year     21.789830   20.011835  19.484176  17.794866  15.315540 16.185243 16.596254 16.142259 15.171965 14.016704
Ven 22, 20 No. of
   Units                 5,458,554   5,673,749  5,447,429  5,704,063  5,392,242 4,575,119 3,960,427 4,068,068 3,981,516 1,779,544
Ven 24 No. of Units        154,061     125,204    135,892    109,125     81,844    75,876    55,439    23,104        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year   14.754041   14.393694  13.172115  11.359546  12.028658 12.500000        --        --        --        --
Value at End of Year     16.032893   14.754041  14.393694  13.172115  11.359546 12.028658        --        --        --        --
No. of Units               101,105     110,195     90,504     90,007    115,441    31,369        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   14.904988   14.562713  13.346846  11.527502  12.224839 12.579492        --        --        --        --
Value at End of Year     16.172717   14.904988  14.562713  13.346846  11.527502 12.224839        --        --        --        --
No. of Units             1,020,065   1,098,689  1,085,905  1,047,798  1,002,295   424,701        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   20.011835   19.484176  17.794866  15.315540  16.185243 16.596254 16.142259 15.171965 14.016704 12.497604
Value at End of Year     21.789830   20.011835  19.484176  17.794866  15.315540 16.185243 16.596254 16.142259 15.171965 14.016704
Ven 7, 8 No. of Units      538,224     636,781    543,923    526,899    474,427   357,247   423,405   783,511   951,771   679,088
Ven 9 No. of Units         301,859     353,937    437,771    529,356    575,206   699,091   655,340   740,965   863,517   464,646

Ven 3 Contracts with no Optional Riders
Value at Start of Year   20.011835   19.484176  17.794866  15.315540  16.185243 16.596254 16.142259 15.171965 14.016704 12.497604
Value at End of Year     21.789830   20.011835  19.484176  17.794866  15.315540 16.185243 16.596254 16.142259 15.171965 14.016704
No. of Units                38,049      36,729     18,419     11,750      2,668    16,026    32,301    27,359    25,933     9,408

MID CAP CORE TRUST (MERGED INTO MID CAP INDEX TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year          --   17.061458  15.160007  12.500000         --        --        --        --        --        --
Value at End of Year            --   17.815897  17.061458  15.160007         --        --        --        --        --        --
Ven 22, 20 No. of
   Units                        --     738,636    792,390    126,497         --        --        --        --        --        --
Ven 24 No. of Units             --      69,163     82,249     48,270         --        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year          --   17.004947  15.140117  12.500000         --        --        --        --        --        --
Value at End of Year            --   17.721510  17.004947  15.140117         --        --        --        --        --        --
No. of Units                    --      24,553     25,226     12,499         --        --        --        --        --        --

Venture Prior

                          YEAR      YEAR       YEAR       YEAR       YEAR      YEAR      YEAR     YEAR     YEAR     YEAR
                         ENDED     ENDED       ENDED      ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED
                        12/31/06  12/31/05   12/31/04   12/31/03   12/31/02  12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                       --------- ---------- ---------- ---------- --------- --------- --------- -------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year        -- $16.962682 $15.125220 $12.500000        --        --        --       --       --       --
Value at End of Year          --  17.651047  16.962682  15.125220        --        --        --       --       --       --
No. of Units                  --     30,712     31,043     10,337        --        --        --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year        --  17.061458  15.160007  12.500000        --        --        --       --       --       --
Value at End of Year          --  17.815897  17.061458  15.160007        --        --        --       --       --       --
Ven 9 No. of Units            --     16,192     16,602      5,319        --        --        --       --       --       --
No. of Units                  --     58,308     63,245     74,543        --        --        --       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year        --  17.061458  15.160007  12.500000        --        --        --       --       --       --
Value at End of Year          --  17.815897  17.061458  15.160007        --        --        --       --       --       --
No. of Units                  --      2,570      2,110         --        --        --        --       --       --       --

MID CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year 12.500000         --         --         --        --        --        --       --       --       --
Value at End of Year   12.708119         --         --         --        --        --        --       --       --       --
Venture 2006 No. of
   Units                  19,590         --         --         --        --        --        --       --       --       --
Venture 2006 No. of
   Units                   2,511         --         --         --        --        --        --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year 16.672804  15.123806  13.262268  10.012615 12.500000        --        --       --       --       --
Value at End of Year   17.994292  16.672804  15.123806  13.262268 10.012615        --        --       --       --       --
Ven 22, 20 No. of
   Units                 774,328    542,656    553,730    445,990   140,096        --        --       --       --       --
Ven 24 No. of Units      201,859    158,796    149,867     90,131    35,062        --        --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year 16.552044  15.044224  13.218955   9.999868 12.500000        --        --       --       --       --
Value at End of Year   17.828359  16.552044  15.044224  13.218955  9.999868        --        --       --       --       --
No. of Units             116,268    114,072    117,692    100,295     4,403        --        --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year 12.500000         --         --         --        --        --        --       --       --       --
Value at End of Year   12.699107         --         --         --        --        --        --       --       --       --
No. of Units               2,424         --         --         --        --        --        --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year 16.462022  14.984785  13.186545   9.990307 12.500000        --        --       --       --       --
Value at End of Year   17.704889  16.462022  14.984785  13.186545  9.990307        --        --       --       --       --
No. of Units             113,937     83,936     78,335     67,111    26,727        --        --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year 12.500000         --         --         --        --        --        --       --       --       --
Value at End of Year   12.702970         --         --         --        --        --        --       --       --       --
Venture 2006 No. of
   Units                  30,993         --         --         --        --        --        --       --       --       --
Venture 2006 No. of
   Units                   7,639         --         --         --        --        --        --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year 12.500000         --         --         --        --        --        --       --       --       --
Value at End of Year   17.745959         --         --         --        --        --        --       --       --       --
Venture 2006 No. of
   Units                     267         --         --         --        --        --        --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year 16.672804  15.123806         --         --        --        --        --       --       --       --
Value at End of Year   17.994292  16.672804         --         --        --        --        --       --       --       --
Ven 9 No. of Units         2,055      2,117         --         --        --        --        --       --       --       --

MID CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year 18.010078  16.303495  14.274668  10.757291 12.858949 13.271787 12.500000       --       --       --
Value at End of Year   19.485956  18.010078  16.303495  14.274668 10.757291 12.858949 13.271787       --       --       --
Ven 22, 20 No. of
   Units               1,619,071  1,572,792  1,762,965  2,037,286 2,160,083 1,445,166   461,015       --       --       --
Ven 24 No. of Units       33,471     29,772     32,532     35,593    37,352    29,578     7,386       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year 16.539532  15.002165  13.161635   9.938342 11.903823 12.500000        --       --       --       --
Value at End of Year   17.859239  16.539532  15.002165  13.161635  9.938342 11.903823        --       --       --       --
No. of Units              16,454     14,174     14,918     24,778    17,742     6,892        --       --       --       --

Venture Prior

                          YEAR        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR
                          ENDED      ENDED       ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                        12/31/06    12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00  12/31/99 12/31/98 12/31/97
                       ---------- ----------- ---------- ---------- ---------- ---------- --------- --------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $17.632535 $ 16.017501 $14.073554 $10.642876 $12.766859 $13.223282        --        --       --       --
Value at End of Year    19.010997   17.632535  16.017501  14.073554  10.642876  12.766859        --        --       --       --
No. of Units               53,356      54,648     54,496     56,431     56,880     36,519        --        --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  18.010078   16.303495  14.274668  10.757291  12.858949  13.271787 12.500000        --       --       --
Value at End of Year    19.485956   18.010078  16.303495  14.274668  10.757291  12.858949 13.271787        --       --       --
Ven 7, 8 No. of Units     232,052     264,718    301,020    300,136    282,297    158,504    53,664        --       --       --
Ven 9 No. of Units         42,990      36,644     44,253     46,607     50,525     23,391     8,984        --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  18.010078   16.303495  14.274668  10.757291  12.858949  13.271787 12.500000        --       --       --
Value at End of Year    19.485956   18.010078  16.303495  14.274668  10.757291  12.858949 13.271787        --       --       --
No. of Units               11,422       8,159     15,399     15,949      3,087      3,760     3,025        --       --       --

MID CAP STOCK TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000          --         --         --         --         --        --        --       --       --
Value at End of Year    12.816457          --         --         --         --         --        --        --       --       --
Venture 2006 No. of
   Units                   65,100          --         --         --         --         --        --        --       --       --
Venture 2006 No. of
   Units                    8,153          --         --         --         --         --        --        --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  18.719279   16.589409  14.167455  10.119925  12.500000         --        --        --       --       --
Value at End of Year    20.915952   18.719279  16.589409  14.167455  10.119925         --        --        --       --       --
Ven 22, 20 No. of
   Units                1,681,320   1,697,798  1,230,457    927,286    151,075         --        --        --       --       --
Ven 24 No. of Units       480,630     502,398    348,792    200,488     33,898         --        --        --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  18.583665   16.502089  14.121173  10.107030  12.500000         --        --        --       --       --
Value at End of Year    20.723046   18.583665  16.502089  14.121173  10.107030         --        --        --       --       --
No. of Units              132,661     121,492     81,679     69,909     12,687         --        --        --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000          --         --         --         --         --        --        --       --       --
Value at End of Year    12.786728          --         --         --         --         --        --        --       --       --
No. of Units                2,894          --         --         --         --         --        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  18.482630   16.436929  14.086575  10.097385  12.500000         --        --        --       --       --
Value at End of Year    20.579558   18.482630  16.436929  14.086575  10.097385         --        --        --       --       --
No. of Units              228,135     216,605    166,957    102,097     47,469         --        --        --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000          --         --         --         --         --        --        --       --       --
Value at End of Year    12.799463          --         --         --         --         --        --        --       --       --
Venture 2006 No. of
   Units                   42,972          --         --         --         --         --        --        --       --       --
Venture 2006 No. of
   Units                    3,683          --         --         --         --         --        --        --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000          --         --         --         --         --        --        --       --       --
Value at End of Year    20.627270          --         --         --         --         --        --        --       --       --
Venture 2006 No. of
   Units                      418          --         --         --         --         --        --        --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  18.719279   16.589409         --         --         --         --        --        --       --       --
Value at End of Year    20.915952   18.719279         --         --         --         --        --        --       --       --
Ven 9 No. of Units            827         827         --         --         --         --        --        --       --       --

MID CAP STOCK TRUST - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.745546   13.051238  11.118720   7.922112  10.374890  11.821790 12.483520 12.500000       --       --
Value at End of Year    16.510663   14.745546  13.051238  11.118720   7.922112  10.374890 11.821790 12.483520       --       --
Ven 22, 20 No. of
   Units                9,811,367  10,843,192  6,516,608  6,572,285  5,566,897  5,516,464 3,230,809 1,137,143       --       --
Ven 24 No. of Units       433,843     490,287    193,333    200,488    202,604    220,863   168,535    60,538       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.010610   13.312347  11.363928   8.113009  10.646203  12.500000        --        --       --       --
Value at End of Year    16.773954   15.010610  13.312347  11.363928   8.113009  10.646203        --        --       --       --
No. of Units               92,136     103,163     74,833     79,291     68,471     29,600        --        --       --       --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00  12/31/99 12/31/98 12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- --------- --------- -------- --------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $14.962688 $13.289711 $11.361678 $ 8.123564 $10.676087 $12.208008        --        --       --       --
Value at End of Year    16.695404  14.962688  13.289711  11.361678   8.123564  10.676087        --        --       --       --
No. of Units              454,466    474,492    302,058    328,635    284,176    160,451        --        --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.745546  13.051238  11.118720   7.922112  10.374890  11.821790 12.483520 12.500000       --       --
Value at End of Year    16.510663  14.745546  13.051238  11.118720   7.922112  10.374890 11.821790 12.483520       --       --
Ven 7, 8 No. of Units     863,608  1,005,784    628,579    596,366    412,241    415,187   287,258   148,757       --       --
Ven 9 No. of Units        225,411    271,492    121,334    130,541     79,846     80,043    75,071    38,226       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.745546  13.051238  11.118720   7.922112  10.374890  11.821790 12.483520 12.500000       --       --
Value at End of Year    16.510663  14.745546  13.051238  11.118720   7.922112  10.374890 11.821790 12.483520       --       --
No. of Units               87,800     82,248     50,831     36,626     39,384     29,569    14,787     3,151       --       --

MID CAP VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  17.433697  16.405513  13.393930  10.854323  12.500000         --        --        --       --       --
Value at End of Year    19.260294  17.433697  16.405513  13.393930  10.854323         --        --        --       --       --
Ven 22, 20 No. of
   Units                2,026,553  2,338,620  2,256,603  1,648,420    571,411         --        --        --       --       --
Ven 24 No. of Units       490,324    517,657    512,874    356,825     91,791         --        --        --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.307431  16.319200  13.350191  10.840516  12.500000         --        --        --       --       --
Value at End of Year    19.082702  17.307431  16.319200  13.350191  10.840516         --        --        --       --       --
No. of Units              154,445    165,889    143,651     99,217     24,967         --        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.213309  16.254740  13.317463  10.830161  12.500000         --        --        --       --       --
Value at End of Year    18.950561  17.213309  16.254740  13.317463  10.830161         --        --        --       --       --
No. of Units              286,882    302,164    290,149    244,976    112,237         --        --        --       --       --

MID CAP VALUE TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  18.571906  17.437569  14.208533  11.494079  12.966914  12.500000        --        --       --       --
Value at End of Year    20.561531  18.571906  17.437569  14.208533  11.494079  12.966914        --        --       --       --
Ven 22, 20 No. of
   Units                4,183,119  5,320,270  5,734,182  5,362,030  5,302,902  2,477,819        --        --       --       --
Ven 24 No. of Units       105,806    130,265    130,245    126,795    134,600     46,275        --        --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  18.399218  17.309895  14.132792  11.455678  12.949506  12.500000        --        --       --       --
Value at End of Year    20.329758  18.399218  17.309895  14.132792  11.455678  12.949506        --        --       --       --
No. of Units               65,492     78,203     90,413    112,668    114,495     64,159        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  18.270755  17.214766  14.076273  11.426974  12.936460  12.500000        --        --       --       --
Value at End of Year    20.157624  18.270755  17.214766  14.076273  11.426974  12.936460        --        --       --       --
No. of Units              299,258    357,753    371,170    343,447    388,437    108,621        --        --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  18.571906  17.437569  14.208533  11.494079  12.966914  12.500000        --        --       --       --
Value at End of Year    20.561531  18.571906  17.437569  14.208533  11.494079  12.966914        --        --       --       --
Ven 7, 8 No. of Units     597,707    868,842    923,499    808,002    817,849    240,184        --        --       --       --
Ven 9 No. of Units         91,631    142,839    140,272     94,347    112,506     57,503        --        --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  18.571906  17.437569  14.208533  11.494079  12.966914  12.500000        --        --       --       --
Value at End of Year    20.561531  18.571906  17.437569  14.208533  11.494079  12.966914        --        --       --       --
No. of Units               39,164     52,243     41,364     43,433     99,198     33,279        --        --       --       --

MID VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.981733  12.500000         --         --         --         --        --        --       --       --
Value at End of Year    16.552724  13.981733         --         --         --         --        --        --       --       --
Ven 22, 20 No. of
   Units                  391,887    126,143         --         --         --         --        --        --       --       --
Ven 24 No. of Units        12,016      2,779         --         --         --         --        --        --       --       --

Venture Prior

                              YEAR        YEAR        YEAR        YEAR       YEAR
                             ENDED       ENDED       ENDED       ENDED       ENDED
                            12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                          ----------- ----------- ----------- ----------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year     $13.963215  $12.500000          --          --         --
Value at End of Year        16.497881   13.963215          --          --         --
No. of Units                    2,205       1,027          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      13.949349   12.500000          --          --         --
Value at End of Year        16.456864   13.949349          --          --         --
No. of Units                   18,426       6,282          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year      13.981733   12.500000          --          --         --
Value at End of Year        16.552724   13.981733          --          --         --
Ven 7, 8 No. of Units              --       8,384          --          --         --
Ven 9 No. of Units             15,559         698          --          --         --
No. of Units                   46,217          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year      13.981733   12.500000          --          --         --
Value at End of Year        16.552724   13.981733          --          --         --
No. of Units                    5,902         334          --          --         --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.772160          --          --          --         --
Venture 2006 No. of Units     795,970          --          --          --         --
Venture 2006 No. of Units      41,156          --          --          --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      12.365250   12.238349   12.336529   12.462854  12.500000
Value at End of Year        12.709948   12.365250   12.238349   12.336529  12.462854
Ven 22, 20 No. of Units     2,681,631   2,301,410   1,923,372   1,909,532    985,880
Ven 24 No. of Units           658,888     328,203     504,623     344,157    200,546

Ven 22, 20 Contracts with GEM
Value at Start of Year      12.275678   12.173947   12.296240   12.447023  12.500000
Value at End of Year        12.592742   12.275678   12.173947   12.296240  12.447023
No. of Units                  173,045     241,586     156,741     141,093    156,044

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.742554          --          --          --         --
No. of Units                   30,165          --          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      12.208916   12.125860   12.266109   12.435154  12.500000
Value at End of Year        12.505535   12.208916   12.125860   12.266109  12.435154
No. of Units                  674,994     769,100     601,362     644,149    565,393

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.755236          --          --          --         --
Venture 2006 No. of Units     163,023          --          --          --         --
Venture 2006 No. of Units       6,603          --          --          --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.534527          --          --          --         --
Venture 2006 No. of Units      10,901          --          --          --         --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 5-04-1987)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      17.301050   17.089347   17.191998   17.333587  17.373703
Value at End of Year        17.818894   17.301050   17.089347   17.191998  17.333587
Ven 22, 20 No. of Units     8,299,826   8,146,439   9,489,404  12,418,668 20,762,216
Ven 24 No. of Units           273,693     356,392     378,701     523,099    717,978

Ven 22, 20 Contracts with GEM
Value at Start of Year      12.549067   12.420254   12.519949   12.648340  12.703000
Value at End of Year        12.898931   12.549067   12.420254   12.519949  12.648340
No. of Units                   79,118      87,841      97,583     150,973    427,606

                             YEAR       YEAR       YEAR       YEAR        YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                          ---------- ---------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year            --         --         --         --        --
Value at End of Year              --         --         --         --        --
No. of Units                      --         --         --         --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 7, 8 No. of Units             --         --         --         --         --
Ven 9 No. of Units                --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

MONEY MARKET TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 22, 20 No. of Units           --         --         --         --         --
Ven 24 No. of Units               --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

MONEY MARKET TRUST - SERIES I SHARES (units first credited 5-04-1987)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     17.010114  16.291417  15.794513  15.241915  14.699636
Value at End of Year       17.373703  17.010114  16.291417  15.794513  15.241915
Ven 22, 20 No. of Units   23,776,122 14,836,532 23,099,969 12,230,132  9,225,831
Ven 24 No. of Units          923,114    616,943    247,891         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year     12.500000         --         --         --         --
Value at End of Year       12.703000         --         --         --         --
No. of Units                 216,473         --         --         --         --

Venture Prior

                              YEAR        YEAR        YEAR        YEAR       YEAR
                             ENDED       ENDED       ENDED       ENDED       ENDED
                            12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                          ----------- ----------- ----------- ----------- ----------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year     $12.717811  $12.606110  $12.726413  $12.876223 $12.951278
Value at End of Year        13.052854   12.717811   12.606110   12.726413  12.876223
No. of Units                  664,563     789,047     744,203   1,185,954  2,239,473

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year      17.301050   17.089347   17.191998   17.333587  17.373703
Value at End of Year        17.818894   17.301050   17.089347   17.191998  17.333587
Ven 7, 8 No. of Units       1,679,318   1,736,637   2,136,230   2,869,078  4,774,115
Ven 9 No. of Units            579,654     736,544     755,072     851,188  1,333,295

Ven 3 Contracts with no Optional Riders
Value at Start of Year      17.301050   17.089347   17.191998   17.333587  17.373703
Value at End of Year        17.818894   17.301050   17.089347   17.191998  17.333587
No. of Units                  132,214     158,302     189,165     273,447    404,157

Ven 1 Contracts with no Optional Riders
Value at Start of Year      19.076452   18.822668   18.915167   19.050311  19.073731
Value at End of Year        19.668688   19.076452   18.822668   18.915167  19.050311
No. of Units                    4,030       4,031       4,032       4,034      4,035

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.342385          --          --          --         --
Venture 2006 No. of Units      60,990          --          --          --         --
Venture 2006 No. of Units       7,082          --          --          --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year      31.464940   21.791715   17.815615   12.500000         --
Value at End of Year        37.865344   31.464940   21.791715   17.815615         --
Ven 22, 20 No. of Units     1,915,097   2,011,774   1,249,132     108,007         --
Ven 24 No. of Units           128,722     119,033      86,284      27,084         --

Ven 22, 20 Contracts with GEM
Value at Start of Year      31.298451   21.719602   17.792264   12.500000         --
Value at End of Year        37.589960   31.298451   21.719602   17.792264         --
No. of Units                   51,790      39,850      16,900       5,192         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.313726          --          --          --         --
No. of Units                    6,658          --          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      31.174124   21.665649   17.774754   12.500000         --
Value at End of Year        37.384678   31.174124   21.665649   17.774754         --
No. of Units                   86,149      95,896      40,413      10,561         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        12.325995          --          --          --         --
Venture 2006 No. of Units      65,868          --          --          --         --
Venture 2006 No. of Units       1,476          --          --          --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year      12.500000          --          --          --         --
Value at End of Year        37.452987          --          --          --         --
Venture 2006 No. of Units       1,375          --          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year      31.464940   21.791715   17.815615   12.500000         --
Value at End of Year        37.865344   31.464940   21.791715   17.815615         --
Ven 7, 8 No. of Units              --     256,977     156,826      55,086         --
Ven 9 No. of Units             43,072      55,708      35,614       8,952         --
No. of Units                  233,152          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year      31.464940   21.791715   17.815615   12.500000         --
Value at End of Year        37.865344   31.464940   21.791715   17.815615         --
No. of Units                   13,026      18,111      10,005      10,886         --

                             YEAR       YEAR       YEAR       YEAR        YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                          ---------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year    $12.724933         --         --         --        --
Value at End of Year       12.951278         --         --         --        --
No. of Units               1,423,654         --         --         --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year     17.010114  16.291417  15.794513  15.241915  14.699636
Value at End of Year       17.373703  17.010114  16.291417  15.794513  15.241915
Ven 7, 8 No. of Units      5,932,529  6,686,369 14,230,836 10,687,093  8,893,087
Ven 9 No. of Units         1,543,723  1,560,602  1,695,532  1,721,494  1,750,417

Ven 3 Contracts with no Optional Riders
Value at Start of Year     17.010114  16.291417  15.794513  15.241915  14.699636
Value at End of Year       17.373703  17.010114  16.291417  15.794513  15.241915
No. of Units                 501,742    541,669    921,422    878,870    778,380

Ven 1 Contracts with no Optional Riders
Value at Start of Year     18.654229  17.846774  17.283692  16.660935  16.050779
Value at End of Year       19.073731  18.654229  17.846774  17.283692  16.660935
No. of Units                   4,044      4,056      4,228      4,497      5,228

NATURAL RESOURCES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 22, 20 No. of Units           --         --         --         --         --
Ven 24 No. of Units               --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Venture 2006 No. of Units         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 7, 8 No. of Units             --         --         --         --         --
Ven 9 No. of Units                --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Venture Prior

                              YEAR        YEAR        YEAR        YEAR       YEAR
                             ENDED       ENDED       ENDED       ENDED       ENDED
                            12/31/06    12/31/05    12/31/04    12/31/03   12/31/02
                          ----------- ----------- ----------- ----------- ----------
OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     $15.159827  $12.500000          --          --         --
Value at End of Year        17.885617   15.159827          --          --         --
Ven 22, 20 No. of Units       152,538      94,595          --          --         --
Ven 24 No. of Units            14,486       4,363          --          --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year      15.139769   12.500000          --          --         --
Value at End of Year        17.826373   15.139769          --          --         --
No. of Units                    1,667         668          --          --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year      15.124737   12.500000          --          --         --
Value at End of Year        17.782063   15.124737          --          --         --
No. of Units                    3,794       1,206          --          --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year      15.159827   12.500000          --          --         --
Value at End of Year        17.885617   15.159827          --          --         --
Ven 7, 8 No. of Units              --      13,563          --          --         --
Ven 9 No. of Units              4,984         875          --          --         --
No. of Units                   30,477          --          --          --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year      15.159827   12.500000          --          --         --
Value at End of Year        17.885617   15.159827          --          --         --
No. of Units                      128       5,531          --          --         --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II
SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year             --          --   13.689517    9.659911  12.500000
Value at End of Year               --          --   15.059851   13.689517   9.659911
Ven 22, 20 No. of Units            --          --     662,265     463,641    171,918
Ven 24 No. of Units                --          --      72,332      38,830      7,480

Ven 22, 20 Contracts with GEM
Value at Start of Year             --          --   13.644814    9.647607  12.500000
Value at End of Year               --          --   14.980617   13.644814   9.647607
No. of Units                       --          --      16,307      17,040      3,413

Ven 24 Contracts with Payment Enhancement
Value at Start of Year             --          --   13.611378    9.638389  12.500000
Value at End of Year               --          --   14.921449   13.611378   9.638389
No. of Units                       --          --      43,507      31,830     13,229

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I
SHARES (units first credited 1-09-1995)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year             --          --   11.677803    8.233265  10.628366
Value at End of Year               --          --   12.872573   11.677803   8.233265
Ven 22, 20 No. of Units            --          --   7,861,388   9,133,261 10,929,678
Ven 24 No. of Units                --          --     195,461     233,009    247,378

Ven 22, 20 Contracts with GEM
Value at Start of Year             --          --   10.608770    7.494505   9.694096
Value at End of Year               --          --   11.670752   10.608770   7.494505
No. of Units                       --          --      20,478      18,448     21,984

Ven 24 Contracts with Payment Enhancement
Value at Start of Year             --          --    9.492621    6.716070   8.700270
Value at End of Year               --          --   10.427174    9.492621   6.716070
No. of Units                       --          --     107,898     102,234    108,578

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year             --          --   11.677803    8.233265  10.628366
Value at End of Year               --          --   12.872573   11.677803   8.233265
Ven 7, 8 No. of Units              --          --   1,603,708   1,879,391  2,313,445
Ven 9 No. of Units                 --          --     600,238     730,831    931,451

                             YEAR       YEAR       YEAR       YEAR        YEAR
                             ENDED      ENDED      ENDED      ENDED      ENDED
                           12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                          ---------- ---------- ---------- ---------- ----------
OVERSEAS EQUITY TRUST - SERIES II SHARES (units first credited 4-29-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 22, 20 No. of Units           --         --         --         --         --
Ven 24 No. of Units               --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 9, 8,7 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 7, 8 No. of Units             --         --         --         --         --
Ven 9 No. of Units                --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES II
SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
Ven 22, 20 No. of Units           --         --         --         --         --
Ven 24 No. of Units               --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year            --         --         --         --         --
Value at End of Year              --         --         --         --         --
No. of Units                      --         --         --         --         --

OVERSEAS TRUST (MERGED INTO INTERNATIONAL VALUE TRUST EFF 5-1-2005) - SERIES I
SHARES (units first credited 1-09-1995)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year     13.661286  17.044524  12.290162  11.545714  11.718276
Value at End of Year       10.628366  13.661286  17.044524  12.290162  11.545714
Ven 22, 20 No. of Units   13,292,645 14,440,013 10,610,772  8,958,700  8,555,506
Ven 24 No. of Units          276,663    247,771     50,911         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year     12.500000         --         --         --         --
Value at End of Year        9.694096         --         --         --         --
No. of Units                  14,482         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year     11.222510         --         --         --         --
Value at End of Year        8.700270         --         --         --         --
No. of Units                  79,174         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year     13.661286  17.044524  12.290162  11.545714  11.718276
Value at End of Year       10.628366  13.661286  17.044524  12.290162  11.545714
Ven 7, 8 No. of Units      2,732,469  4,141,495  4,663,016  4,604,439  5,565,661
Ven 9 No. of Units         1,172,619  1,468,317  1,468,159  1,517,774  1,405,067

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         -- $11.677803 $ 8.233265 $10.628366 $13.661286 $17.044524 $12.290162 $11.545714 $11.718276
Value at End of Year           --         --  12.872573  11.677803   8.233265  10.628366  13.661286  17.044524  12.290162  11.545714
No. of Units                   --         --     76,700     83,220    109,607    150,351    189,016    160,536    193,172    269,572

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.272678         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   24,835         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      250         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  19.596972  15.844454  13.757335   9.928205  12.500000         --         --         --         --         --
Value at End of Year    21.435435  19.596972  15.844454  13.757335   9.928205         --         --         --         --         --
Ven 22, 20 No. of
   Units                  309,641    392,645    267,792    150,626     33,217         --         --         --         --         --
Ven 24 No. of Units        60,453     81,895     44,535     25,847        484         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  19.455050  15.761085  13.712408   9.915550  12.500000         --         --         --         --         --
Value at End of Year    21.237781  19.455050  15.761085  13.712408   9.915550         --         --         --         --         --
No. of Units               21,589     19,646      9,108      9,466        434         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.244203         --         --         --         --         --         --         --         --         --
No. of Units                2,850         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  19.349286  15.698845  13.678796   9.906070  12.500000         --         --         --         --         --
Value at End of Year    21.090748  19.349286  15.698845  13.678796   9.906070         --         --         --         --         --
No. of Units               38,522     44,577     25,703     28,878      5,834         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.256397         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    7,357         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      833         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    21.139640         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      726         --         --         --         --         --         --         --         --         --

PACIFIC RIM TRUST (FORMERLY, PACIFIC RIM EMERGING MARKETS TRUST) - SERIES I SHARES (units first credited 10-04-1994)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904  12.500000
Value at End of Year    13.864839  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904
Ven 22, 20 No. of
   Units                2,484,333  2,940,483  2,669,971  2,677,606  2,699,563  2,940,999  3,712,710  2,807,202    912,579    535,797
Ven 24 No. of Units        74,595    112,145     86,988    104,362    102,412    120,548    136,877     49,612         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.938917  13.686609  11.897105   8.590662   9.980535  12.500000         --         --         --         --
Value at End of Year    18.512194  16.938917  13.686609  11.897105   8.590662   9.980535         --         --         --         --
No. of Units                9,548      9,365      6,413      9,416      5,658      1,346         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.768312  11.950609  10.403704   7.523557   8.753934  10.941915         --         --         --         --
Value at End of Year    16.115859  14.768312  11.950609  10.403704   7.523557   8.753934         --         --         --         --
No. of Units               31,409     33,999     32,808     19,347     15,150      3,470         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904  12.500000
Value at End of Year    13.864839  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904
Ven 7, 8 No. of Units     255,815    326,199    285,838    328,297    343,351    382,346    500,439    837,074    291,085    220,740
Ven 9 No. of Units        107,399    124,649    142,943    142,089    142,971    169,570    236,607    314,807    137,389     51,444

Ven 3 Contracts with no Optional Riders
Value at Start of Year  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904  12.500000
Value at End of Year    13.864839  12.661227  10.209887   8.857201   6.382853   7.400679   9.217819  12.359297   7.695249   8.180904
No. of Units               22,955     27,807     22,978     25,751     22,460     40,793     55,507     76,285      9,793     10,161

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
PIMCO VIT ALL ASSET PORTFOLIO - CLASS M SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $14.491842 $13.871539 $12.500000         --         --         --         --         --         --         --
Value at End of Year    14.914201  14.491842  13.871539         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  752,355    971,796    442,696         --         --         --         --         --         --         --
Ven 24 No. of Units       100,462    116,431     51,424         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.443799  13.853157  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.835136  14.443799  13.853157         --         --         --         --         --         --         --
No. of Units               19,670      8,198         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.407891  13.839396  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.776121  14.407891  13.839396         --         --         --         --         --         --         --
No. of Units               24,782     35,252     16,055         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.491842  13.871539  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.914201  14.491842  13.871539         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --    146,226     52,571         --         --         --         --         --         --         --
Ven 9 No. of Units         25,552     46,938     46,963         --         --         --         --         --         --         --
No. of Units              108,685         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.491842  13.871539  12.500000         --         --         --         --         --         --         --
Value at End of Year    14.914201  14.491842  13.871539         --         --         --         --         --         --         --
No. of Units                8,182     10,981      5,197         --         --         --         --         --         --         --

QUANTITATIVE ALL CAP TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  18.614733  17.419898  15.405463  12.500000         --         --         --         --         --         --
Value at End of Year    21.093518  18.614733  17.419898  15.405463         --         --         --         --         --         --
Ven 22, 20 No. of Units    62,469     73,517     55,309      4,397         --         --         --         --         --         --
Ven 24 No. of Units        14,550     20,093     10,781         28         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  15.385251  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  17.362201  15.385251         --         --         --         --         --         --
No. of Units                   --         --         --          5         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  18.442521  17.319052  15.370112  12.500000         --         --         --         --         --         --
Value at End of Year    20.825556  18.442521  17.319052  15.370112         --         --         --         --         --         --
No. of Units                3,176      5,398      1,385         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  18.614733  17.419898  15.405463  12.500000         --         --         --         --         --         --
Value at End of Year    21.093518  18.614733  17.419898  15.405463         --         --         --         --         --         --
Ven 7, 8 No. of Units          --      6,692      4,003      1,773         --         --         --         --         --         --
Ven 9 No. of Units             --        254        255        395         --         --         --         --         --         --
No. of Units                7,200         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --  15.405463  12.500000         --         --         --         --         --         --
Value at End of Year    21.093518         --  17.419898  15.405463         --         --         --         --         --         --
No. of Units                  419         --         --         --         --         --         --         --         --         --

QUANTITATIVE MID CAP TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  17.519093  15.668018  13.478226   9.881083  12.500000         --         --         --         --         --
Value at End of Year    17.930620  17.519093  15.668018  13.478226   9.881083         --         --         --         --         --
Ven 22, 20 No. of
   Units                  111,286    154,140    126,713     80,305     25,502         --         --         --         --         --
Ven 24 No. of Units        12,240     22,336     13,437      7,465      1,821         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.392206  15.585567  13.434196   9.868494  12.500000         --         --         --         --         --
Value at End of Year    17.765255  17.392206  15.585567  13.434196   9.868494         --         --         --         --         --
No. of Units                7,989      4,330      2,244      1,634        717         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $17.297617 $15.523988 $13.401266 $ 9.859063 $12.500000         --         --         --         --         --
Value at End of Year    17.642217  17.297617  15.523988  13.401266   9.859063         --         --         --         --         --
No. of Units               20,051     22,978     28,268     11,928      6,951         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  17.519093         --         --         --         --         --         --         --         --         --
Value at End of Year    17.930620         --         --         --         --         --         --         --         --         --
No. of Units                   69         --         --         --         --         --         --         --         --         --

QUANTITATIVE MID CAP TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.750375  12.271843  10.528409   7.707109  10.104317  12.500000         --         --         --         --
Value at End of Year    14.114784  13.750375  12.271843  10.528409   7.707109  10.104317         --         --         --         --
Ven 22, 20 No. of
   Units                  346,040    534,149    500,094    390,065    355,068    213,946         --         --         --         --
Ven 24 No. of Units         6,251      6,960     18,118      6,648      7,734      1,435         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.622454  12.181935  10.472257   7.681326  10.090711  12.500000         --         --         --         --
Value at End of Year    13.955598  13.622454  12.181935  10.472257   7.681326  10.090711         --         --         --         --
No. of Units                3,247      2,639      4,470      8,402      9,059      6,324         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.527317  12.114956  10.430346   7.662062  10.080533  12.500000         --         --         --         --
Value at End of Year    13.837415  13.527317  12.114956  10.430346   7.662062  10.080533         --         --         --         --
No. of Units               20,254     24,039     74,344     25,840     30,835      4,604         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.750375  12.271843  10.528409   7.707109  10.104317  12.500000         --         --         --         --
Value at End of Year    14.114784  13.750375  12.271843  10.528409   7.707109  10.104317         --         --         --         --
Ven 7, 8 No. of Units      36,763     84,204     95,160     68,864     74,303     23,771         --         --         --         --
Ven 9 No. of Units          6,083     14,714     45,222     11,456     10,725      2,273         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  13.750375  12.271843  10.528409   7.707109  10.104317  12.500000         --         --         --         --
Value at End of Year    14.114784  13.750375  12.271843  10.528409   7.707109  10.104317         --         --         --         --
No. of Units                  421        645      3,340        412        115        265         --         --         --         --

QUANTITATIVE VALUE TRUST - SERIES II SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.585986  14.524617  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.605364  15.585986  14.524617         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                   83,075     57,388     19,641         --         --         --         --         --         --         --
Ven 24 No. of Units         4,052      1,086      5,114         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.534341  14.505374  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.506788  15.534341  14.505374         --         --         --         --         --         --         --
No. of Units                2,375        142        142         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.495717  14.490955  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.433181  15.495717  14.490955         --         --         --         --         --         --         --
No. of Units                1,503      1,941        726         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.585986  14.524617  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.605364  15.585986  14.524617         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --      3,527         69         --         --         --         --         --         --         --
Ven 9 No. of Units          2,008      2,161      1,578         --         --         --         --         --         --         --
No. of Units                2,573         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.585986  14.524617  12.500000         --         --         --         --         --         --         --
Value at End of Year    18.605364  15.585986  14.524617         --         --         --         --         --         --         --
No. of Units                1,138         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                          ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                        12/31/06   12/31/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00  12/31/99  12/31/98  12/31/97
                       ---------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
REAL ESTATE SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year $12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    15.685638        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   62,641        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                    2,008        --        --        --        --        --        --        --        --        --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  23.214970 21.084054 16.226962 11.844201 12.500000        --        --        --        --        --
Value at End of Year    31.551808 23.214970 21.084054 16.226962 11.844201        --        --        --        --        --
Ven 22, 20 No. of
   Units                  987,817   969,057 1,040,281   745,046   239,162        --        --        --        --        --
Ven 24 No. of Units       140,669   151,333   155,993    83,942    33,209        --        --        --        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  23.046838 20.973135 16.173990 11.829146 12.500000        --        --        --        --        --
Value at End of Year    31.260964 23.046838 20.973135 16.173990 11.829146        --        --        --        --        --
No. of Units               49,570    46,641    51,832    35,170    11,412        --        --        --        --        --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    15.649347        --        --        --        --        --        --        --        --        --
No. of Units               11,912        --        --        --        --        --        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  22.921571 20.890350 16.134374 11.817865 12.500000        --        --        --        --        --
Value at End of Year    31.044639 22.921571 20.890350 16.134374 11.817865        --        --        --        --        --
No. of Units              177,935   184,545   164,568   143,081    81,806        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    15.664877        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                   65,267        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                    2,317        --        --        --        --        --        --        --        --        --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000        --        --        --        --        --        --        --        --        --
Value at End of Year    31.116602        --        --        --        --        --        --        --        --        --
Venture 2006 No. of
   Units                    2,184        --        --        --        --        --        --        --        --        --

REAL ESTATE SECURITIES TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140 12.500000
Value at End of Year    38.246196 28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140
Ven 22, 20 No. of
   Units                2,158,440 2,467,720 3,021,827 3,249,352 3,499,807 2,597,787 1,918,033 1,400,846 1,581,117   145,941
Ven 24 No. of Units        66,221    64,124    76,166    76,239    84,014    39,195    24,649     6,163        --        --

Ven 22, 20 Contracts with GEM
Value at Start of Year  25.384424 23.060028 17.746854 12.959550 12.837004 12.500000        --        --        --        --
Value at End of Year    34.502449 25.384424 23.060028 17.746854 12.959550 12.837004        --        --        --        --
No. of Units               40,443    47,141    52,287    51,794    56,750    14,609        --        --        --        --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  27.069419 24.627525 18.981707 13.882066 13.771429 13.588062        --        --        --        --
Value at End of Year    36.737769 27.069419 24.627525 18.981707 13.882066 13.771429        --        --        --        --
No. of Units              128,963   137,307   140,916   152,775   130,516    64,489        --        --        --        --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140 12.500000
Value at End of Year    38.246196 28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140
Ven 7, 8 No. of Units     413,963   445,869   556,511   662,714   708,197   443,319   437,758   499,923   788,368   733,583
Ven 9 No. of Units         91,408   108,497   149,698   179,522   201,089   168,521   244,903   222,156   251,204   152,109

Ven 3 Contracts with no Optional Riders
Value at Start of Year  28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140 12.500000
Value at End of Year    38.246196 28.082810 25.460516 19.555029 14.251467 14.088482 13.852028 11.174188 12.317190 14.949140
No. of Units               22,541    29,074    38,556    36,426    43,162    46,555    32,667    22,616    21,304    38,437

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                       ---------- ---------- ---------- ---------- --------- -------- -------- -------- -------- --------
REAL RETURN BOND TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $13.889907 $13.916239 $12.979916 $12.500000        --       --       --       --       --       --
Value at End of Year    13.723745  13.889907  13.916239  12.979916        --       --       --       --       --       --
Ven 22, 20 No. of
   Units                1,929,837  2,383,285  2,285,856    462,402        --       --       --       --       --       --
Ven 24 No. of Units       260,533    344,643    253,165     85,065        --       --       --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.816296  13.870123  12.962852  12.500000        --       --       --       --       --       --
Value at End of Year    13.623801  13.816296  13.870123  12.962852        --       --       --       --       --       --
No. of Units               79,339     84,380     80,862     61,925        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.761317  13.835619  12.950068  12.500000        --       --       --       --       --       --
Value at End of Year    13.549314  13.761317  13.835619  12.950068        --       --       --       --       --       --
No. of Units              201,762    295,708    225,233     67,507        --       --       --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.889907  13.916239  12.979916  12.500000        --       --       --       --       --       --
Value at End of Year    13.723745  13.889907  13.916239  12.979916        --       --       --       --       --       --
Ven 7, 8 No. of Units          --    256,919    271,910    169,052        --       --       --       --       --       --
Ven 9 No. of Units         35,151     54,211     42,216     18,750        --       --       --       --       --       --
No. of Units              198,123         --         --         --        --       --       --       --       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  13.889907  13.916239  12.979916  12.500000        --       --       --       --       --       --
Value at End of Year    13.723745  13.889907  13.916239  12.979916        --       --       --       --       --       --
No. of Units                7,753     10,151     13,885      4,989        --       --       --       --       --       --

SCIENCE & TECHNOLOGY TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --        --       --       --       --       --       --
Value at End of Year    12.661329         --         --         --        --       --       --       --       --       --
Venture 2006 No. of
   Units                   18,086         --         --         --        --       --       --       --       --       --
Venture 2006 No. of
   Units                    2,875         --         --         --        --       --       --       --       --       --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.785203  13.728514  13.813745   9.310073 12.500000       --       --       --       --       --
Value at End of Year    14.324780  13.785203  13.728514  13.813745  9.310073       --       --       --       --       --
Ven 22, 20 No. of
   Units                1,027,513  1,001,616  1,058,705    842,112   162,821       --       --       --       --       --
Ven 24 No. of Units       189,106    187,671    192,794    130,488     6,103       --       --       --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.685341  13.656245  13.768623   9.298205 12.500000       --       --       --       --       --
Value at End of Year    14.192670  13.685341  13.656245  13.768623  9.298205       --       --       --       --       --
No. of Units               48,397     44,591     42,493     38,860    10,090       --       --       --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --        --       --       --       --       --       --
Value at End of Year    12.631982         --         --         --        --       --       --       --       --       --
No. of Units                   37         --         --         --        --       --       --       --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.610927  13.602330  13.734908   9.289319 12.500000       --       --       --       --       --
Value at End of Year    14.094385  13.610927  13.602330  13.734908  9.289319       --       --       --       --       --
No. of Units               77,237     80,587    144,456     74,189    25,846       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --        --       --       --       --       --       --
Value at End of Year    12.644548         --         --         --        --       --       --       --       --       --
Venture 2006 No. of
   Units                   11,725         --         --         --        --       --       --       --       --       --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --        --       --       --       --       --       --
Value at End of Year    14.127066         --         --         --        --       --       --       --       --       --
Venture 2006 No. of
   Units                      135         --         --         --        --       --       --       --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.785203         --         --         --        --       --       --       --       --       --
Value at End of Year    14.324780         --         --         --        --       --       --       --       --       --
Ven 9 No. of Units            212         --         --         --        --       --       --       --       --       --

Venture Prior

                          YEAR        YEAR        YEAR        YEAR        YEAR
                          ENDED      ENDED       ENDED       ENDED       ENDED
                        12/31/06    12/31/05    12/31/04    12/31/03    12/31/02
                       ---------- ----------- ----------- ----------- -----------
SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $12.396555 $ 12.314482 $ 12.380278 $  8.347636 $ 14.291433
Value at End of Year     3.831897   12.396555   12.314482   12.380278    8.347636
Ven 22, 20 No. of
   Units                9,722,171  12,138,118  14,868,449  17,234,479  17,387,772
Ven 24 No. of Units       330,252     391,028     445,661     539,494     560,578

Ven 22, 20 Contracts with GEM
Value at Start of Year   5.504111    5.478584    5.518916    3.728675    6.396444
Value at End of Year     5.716112    5.504111    5.478584    5.518916    3.728675
No. of Units               95,637      96,482     113,873     142,348     106,581

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   4.372950    4.359175    4.397877    2.975729    5.112469
Value at End of Year     4.534603    4.372950    4.359175    4.397877    2.975729
No. of Units              614,272     791,932     929,793   1,013,844     846,830

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.396555   12.314482   12.380278    8.347636   14.291433
Value at End of Year    12.899752   12.396555   12.314482   12.380278    8.347636
Ven 7, 8 No. of Units     906,996   1,255,722   1,735,922   2,139,366   2,306,316
Ven 9 No. of Units        481,861     594,757     760,249          --          --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  12.396555   12.314482   12.380278    8.347636   14.291433
Value at End of Year    12.899752   12.396555   12.314482   12.380278    8.347636
No. of Units               56,074      69,273      88,611     100,920     113,410

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    12.415769          --          --          --          --
Venture 2006 No. of
   Units                   32,696          --          --          --          --
Venture 2006 No. of
   Units                      233          --          --          --          --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.826987   12.500000          --          --          --
Value at End of Year    17.669995   15.826987          --          --          --
Ven 22, 20 No. of
   Units                  529,795     443,927          --          --          --
Ven 24 No. of Units        20,463       7,636          --          --          --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.806048   12.500000          --          --          --
Value at End of Year    17.611447   15.806048          --          --          --
No. of Units               11,121       5,363          --          --          --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    12.386972          --          --          --          --
No. of Units                   64          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.790370   12.500000          --          --          --
Value at End of Year    17.567684   15.790370          --          --          --
No. of Units               19,352       8,107          --          --          --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    12.399308          --          --          --          --
Venture 2006 No. of
   Units                   41,798          --          --          --          --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    17.582246          --          --          --          --
Venture 2006 No. of
   Units                    2,888          --          --          --          --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.826987   12.500000          --          --          --
Value at End of Year    17.669995   15.826987          --          --          --
Ven 7, 8 No. of Units          --      41,283          --          --          --
Ven 9 No. of Units         14,417       8,770          --          --          --
No. of Units               58,949          --          --          --          --

                           YEAR        YEAR        YEAR       YEAR       YEAR
                          ENDED       ENDED       ENDED       ENDED      ENDED
                         12/31/01    12/31/00    12/31/99   12/31/98   12/31/97
                       ----------- ----------- ----------- ---------- ----------
SCIENCE & TECHNOLOGY TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $ 24.672266 $ 37.943261 $ 19.287390 $13.647195 $12.500000
Value at End of Year     14.291433   24.672266   37.943261  19.287390  13.647195
Ven 22, 20 No. of
   Units                21,768,697  22,178,178  12,614,955  2,500,038  2,028,406
Ven 24 No. of Units        682,442     684,286     190,915         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year   12.500000          --          --         --         --
Value at End of Year      6.396444          --          --         --         --
No. of Units                52,765          --          --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year    8.857329          --          --         --         --
Value at End of Year      5.112469          --          --         --         --
No. of Units               703,831          --          --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year   24.672266   37.943261   19.287390  13.647195  12.500000
Value at End of Year     14.291433   24.672266   37.943261  19.287390  13.647195
Ven 7, 8 No. of Units    3,062,412   4,287,662   4,200,642  1,669,194  1,374,632
Ven 9 No. of Units              --          --          --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year   24.672266   37.943261   19.287390  13.647195  12.500000
Value at End of Year     14.291433   24.672266   37.943261  19.287390  13.647195
No. of Units               176,760     223,521     157,003     62,324     40,748

SMALL CAP GROWTH TRUST - SERIES II SHARES (units first credited 4-29-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
Venture 2006 No. of
   Units                        --          --          --         --         --
Venture 2006 No. of
   Units                        --          --          --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
Ven 22, 20 No. of
   Units                        --          --          --         --         --
Ven 24 No. of Units             --          --          --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
No. of Units                    --          --          --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
No. of Units                    --          --          --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
No. of Units                    --          --          --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
Venture 2006 No. of
   Units                        --          --          --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
Venture 2006 No. of
   Units                        --          --          --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year          --          --          --         --         --
Value at End of Year            --          --          --         --         --
Ven 7, 8 No. of Units           --          --          --         --         --
Ven 9 No. of Units              --          --          --         --         --
No. of Units                    --          --          --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 3 Contracts with no Optional Riders
Value at Start of Year $15.826987 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    17.669995  15.826987         --         --         --         --         --         --         --         --
No. of Units                6,630        801         --         --         --         --         --         --         --         --

SMALL CAP INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.090464  15.734175  13.622822   9.505573  12.500000         --         --         --         --         --
Value at End of Year    18.619946  16.090464  15.734175  13.622822   9.505573         --         --         --         --         --
Ven 22, 20 No. of
   Units                  474,193    506,650    457,470    354,983    102,200         --         --         --         --         --
Ven 24 No. of Units       109,509    128,755    136,174     75,773     23,187         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.973913  15.651377  13.578325   9.493452  12.500000         --         --         --         --         --
Value at End of Year    18.448234  15.973913  15.651377  13.578325   9.493452         --         --         --         --         --
No. of Units               18,077     30,424     35,716     39,338     10,015         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.887075  15.589586  13.545063   9.484387  12.500000         --         --         --         --         --
Value at End of Year    18.320516  15.887075  15.589586  13.545063   9.484387         --         --         --         --         --
No. of Units               67,913     57,996     83,685     59,073     23,713         --         --         --         --         --

SMALL CAP INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178  12.500000         --         --         --
Value at End of Year    17.759628  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178         --         --         --
Ven 22, 20 No. of
   Units                  987,319  1,174,571  1,386,012  1,835,133  1,417,326  1,136,623    274,497         --         --         --
Ven 24 No. of Units        16,850     17,338     22,914     22,328     41,618     13,892      9,273         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.590677  15.248124  13.206315   9.204503  11.910953  12.500000         --         --         --         --
Value at End of Year    18.045980  15.590677  15.248124  13.206315   9.204503  11.910953         --         --         --         --
No. of Units               22,406     28,106     26,571     21,897     13,651      7,544         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.497224  15.179394  13.166570   9.190549  11.910780  11.943325         --         --         --         --
Value at End of Year    17.911002  15.497224  15.179394  13.166570   9.190549  11.910780         --         --         --         --
No. of Units               43,944     53,035     58,468     61,657     54,023     46,125         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178  12.500000         --         --         --
Value at End of Year    17.759628  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178         --         --         --
Ven 7, 8 No. of Units     123,307    162,358    184,457    223,843    146,269    102,799     20,328         --         --         --
Ven 9 No. of Units         20,506     24,262     41,083     46,093    120,742     31,021      4,925         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178  12.500000         --         --         --
Value at End of Year    17.759628  15.312705  14.946439  12.919107   8.986380  11.605417  11.596178         --         --         --
No. of Units                8,826      9,254      8,875      9,535      3,314      2,762      1,027         --         --         --

SMALL CAP OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-05-2003)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.258461         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   24,645         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      550         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  22.741820  21.430956  17.320262  12.500000         --         --         --         --         --         --
Value at End of Year    24.711987  22.741820  21.430956  17.320262         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  582,027    638,341    419,738     51,352         --         --         --         --         --         --
Ven 24 No. of Units       169,464    167,805     59,686     28,866         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  22.621373  21.359998  17.297546  12.500000         --         --         --         --         --         --
Value at End of Year    24.532120  22.621373  21.359998  17.297546         --         --         --         --         --         --
No. of Units               35,599     42,847     11,738      5,409         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Venture 2006 Contracts with Payment Enhancement
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.230030         --         --         --         --         --         --         --         --         --
No. of Units                1,063         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  22.531494  21.306957  17.280544  12.500000         --         --         --         --         --         --
Value at End of Year    24.398109  22.531494  21.306957  17.280544         --         --         --         --         --         --
No. of Units               43,599     52,690     19,905        669         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.242207         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   13,445         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      636         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    24.442703         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                       78         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  22.741820  21.430956  17.320262  12.500000         --         --         --         --         --         --
Value at End of Year    24.711987  22.741820  21.430956  17.320262         --         --         --         --         --         --
Ven 7, 8 No. of Units          --         --     41,815     21,116         --         --         --         --         --         --
Ven 9 No. of Units            275        286      8,878      1,965         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --  17.320262  12.500000         --         --         --         --         --         --
Value at End of Year           --         --  21.430956  17.320262         --         --         --         --         --         --
No. of Units                   --         --        302         --         --         --         --         --         --         --

SMALL CAP OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 5-01-2005)

Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start of Year  22.771450  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.803355  22.771450         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,870,458  2,352,572         --         --         --         --         --         --         --         --
Ven 24 No. of Units        52,375     61,381         --         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  22.650853  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.622839  22.650853         --         --         --         --         --         --         --         --
No. of Units               12,123     16,481         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  22.560857  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.488344  22.560857         --         --         --         --         --         --         --         --
No. of Units               54,664     69,520         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  22.771450  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.803355  22.771450         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units     164,170    228,779         --         --         --         --         --         --         --         --
Ven 9 No. of Units         40,064     54,839         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  22.771450  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    24.803355  22.771450         --         --         --         --         --         --         --         --
No. of Units               16,253     22,905         --         --         --         --         --         --         --         --

SMALL CAP TRUST - SERIES II SHARES (units first credited 5-01-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.168042  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.006832  14.168042         --         --         --         --         --         --         --         --
Ven 22, 20 No. of Units    28,453     11,583         --         --         --         --         --         --         --         --
Ven 24 No. of Units         1,006      1,089         --         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.116533         --         --         --         --         --         --         --         --         --
Value at End of Year    14.957096         --         --         --         --         --         --         --         --         --
No. of Units                   55         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $14.135241 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    14.919913  14.135241         --         --         --         --         --         --         --         --
No. of Units                  711        429         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.168042  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    15.006832  14.168042         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --        527         --         --         --         --         --         --         --         --
No. of Units                1,227         --         --         --         --         --         --         --         --         --

SMALL CAP VALUE TRUST - SERIES II SHARES (units first credited 4-29-2005)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.599148         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   27,797         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      871         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  14.257858  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.736198  14.257858         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,409,877    889,555         --         --         --         --         --         --         --         --
Ven 24 No. of Units        28,700     14,218         --         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.238985  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.680749  14.238985         --         --         --         --         --         --         --         --
No. of Units               36,478     20,688         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.567625         --         --         --         --         --         --         --         --         --
No. of Units                3,185         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.224850  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.639285  14.224850         --         --         --         --         --         --         --         --
No. of Units               33,045     21,703         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.581121         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   21,685         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    2,136         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    16.653108         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      172         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  14.257858  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.736198  14.257858         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --    101,990         --         --         --         --         --         --         --         --
Ven 9 No. of Units         22,786      6,758         --         --         --         --         --         --         --         --
No. of Units              187,936         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  14.257858  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    16.736198  14.257858         --         --         --         --         --         --         --         --
No. of Units               34,123     18,779         --         --         --         --         --         --         --         --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF 5-1-2005) - SERIES II SHARES (units first credited
5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  12.513965   9.088229  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.206961  12.513965   9.088229         --         --         --         --         --
Ven 22, 20 No. of Units        --         --    923,738    732,640    199,758         --         --         --         --         --
Ven 24 No. of Units            --         --    175,142     96,232     18,573         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year         --         -- $12.473104 $ 9.076656 $12.500000         --         --         --         --         --
Value at End of Year           --         --  13.137468  12.473104   9.076656         --         --         --         --         --
No. of Units                   --         --     35,098     24,748      2,238         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  12.442530   9.067980  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.085579  12.442530   9.067980         --         --         --         --         --
No. of Units                   --         --     71,596     62,435     19,341         --         --         --         --         --

SMALL COMPANY BLEND TRUST (MERGED INTO SMALL CAP OPPORTUNITIES TRUST EFF
5-1-2005) - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  12.276306   8.910911  12.138851  12.601917  15.922213  12.500000         --         --
Value at End of Year           --         --  12.975896  12.276306   8.910911  12.138851  12.601917  15.922213         --         --
Ven 22, 20 No. of
   Units                       --         --  4,325,397  5,075,580  5,014,141  4,802,319  3,465,687  1,318,189         --         --
Ven 24 No. of Units            --         --    123,464    145,073    144,646    175,081    123,970     27,582         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  10.759987   7.825877  10.682160  12.500000         --         --         --         --
Value at End of Year           --         --  11.350381  10.759987   7.825877  10.682160         --         --         --         --
No. of Units                   --         --     36,131     44,302     39,878     24,915         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --   9.283714   6.762279   9.244249   9.630818         --         --         --         --
Value at End of Year           --         --   9.778392   9.283714   6.762279   9.244249         --         --         --         --
No. of Units                   --         --    161,796    201,228    164,768     90,008         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --  12.276306   8.910911  12.138851  12.601917  15.922213  12.500000         --         --
Value at End of Year           --         --  12.975896  12.276306   8.910911  12.138851  12.601917  15.922213         --         --
Ven 7, 8 No. of Units          --         --    407,278    527,084    508,455    435,969    376,983    198,215         --         --
Ven 9 No. of Units             --         --     87,479    102,804     98,315    210,001     86,977     59,731         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --  12.276306   8.910911  12.138851  12.601917  15.922213  12.500000         --         --
Value at End of Year           --         --  12.975896  12.276306   8.910911  12.138851  12.601917  15.922213         --         --
No. of Units                   --         --     32,576     40,259     39,794     17,305     36,268      1,486         --         --

SMALL COMPANY TRUST - SERIES II SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.750987  15.069552  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.372683  15.750987  15.069552         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  211,447    711,441    156,818         --         --         --         --         --         --         --
Ven 24 No. of Units         8,719      9,002      3,424         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.698807  15.049596  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.285929  15.698807  15.049596         --         --         --         --         --         --         --
No. of Units                  493      5,280      5,951         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.659783  15.034643  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.221154  15.659783  15.034643         --         --         --         --         --         --         --
No. of Units                1,759      3,000        431         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.750987  15.069552  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.372683  15.750987  15.069552         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --     91,974     27,170         --         --         --         --         --         --         --
Ven 9 No. of Units          2,002     13,958        570         --         --         --         --         --         --         --
No. of Units               23,614         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  15.750987  15.069552  12.500000         --         --         --         --         --         --         --
Value at End of Year    16.372683  15.750987  15.069552         --         --         --         --         --         --         --
No. of Units                1,392      2,092         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SMALL COMPANY VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year $12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.525900         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   53,536         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
  Units                     4,243         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  17.480162  16.599933  13.474224  10.230293  12.500000         --         --         --         --         --
Value at End of Year    19.859207  17.480162  16.599933  13.474224  10.230293         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,752,314  1,876,146  1,948,372  1,446,530    532,477         --         --         --         --         --
Ven 24 No. of Units       377,309    402,190    369,021    239,594     58,245         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  17.353586  16.512601  13.430230  10.217263  12.500000         --         --         --         --         --
Value at End of Year    19.676119  17.353586  16.512601  13.430230  10.217263         --         --         --         --         --
No. of Units              108,144    138,664    144,771     92,335     23,983         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.496850         --         --         --         --         --         --         --         --         --
No. of Units                5,059         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  17.259237  16.447403  13.397323  10.207514  12.500000         --         --         --         --         --
Value at End of Year    19.539902  17.259237  16.447403  13.397323  10.207514         --         --         --         --         --
No. of Units              349,994    366,916    356,744    307,326    140,797         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.509288         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   35,728         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    6,354         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    19.585209         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      146         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  17.480162  16.599933         --         --         --         --         --         --         --         --
Value at End of Year    19.859207  17.480162         --         --         --         --         --         --         --         --
Ven 9 No. of Units          1,092      1,092         --         --         --         --         --         --         --         --

SMALL COMPANY VALUE TRUST - SERIES I SHARES (units first credited 10-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000
Value at End of Year    23.689650  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363
Ven 22, 20 No. of
   Units                4,102,170  5,175,570  6,627,653  7,037,429  7,442,445  5,073,940  2,585,277  2,675,661  3,080,028    680,319
Ven 24 No. of Units       105,037    126,730    144,770    153,847    184,978    134,881     81,120     37,963         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  20.440914  19.404678  15.750438  11.973240  12.933102  12.500000         --         --         --         --
Value at End of Year    23.219270  20.440914  19.404678  15.750438  11.973240  12.933102         --         --         --         --
No. of Units               48,731     59,073     70,066     86,161     72,528     22,495         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  21.965690  20.883351  16.976139  12.924339  13.981425  13.356548         --         --         --         --
Value at End of Year    24.914006  21.965690  20.883351  16.976139  12.924339  13.981425         --         --         --         --
No. of Units              183,259    228,275    246,837    265,650    230,753     83,013         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000
Value at End of Year    23.689650  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363
Ven 7, 8 No. of Units     629,352    788,614  1,026,510  1,035,166  1,080,029    651,594    451,429    661,046  1,155,153    497,334
Ven 9 No. of Units        159,904    218,729    314,603    335,127    392,414    399,901    217,381    234,537    257,439         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363  12.500000
Value at End of Year    23.689650  20.813453  19.718987  15.973512  12.118604  13.063929  12.436171  11.904646  11.178700  11.898363
No. of Units               47,755     54,697     77,298     80,615     89,991     46,555     38,350     28,328     33,138      9,967

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SPECIAL VALUE TRUST - SERIES II SHARES (units first credited 5-05-2003)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $19.227962 $18.516944 $15.655498 $12.500000         --         --         --         --         --         --
Value at End of Year    20.969955  19.227962  18.516944  15.655498         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  107,081    136,496    141,950     20,888         --         --         --         --         --         --
Ven 24 No. of Units         8,453      9,028      8,656        654         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  19.126131  18.455633  15.634958  12.500000         --         --         --         --         --         --
Value at End of Year    20.817332  19.126131  18.455633  15.634958         --         --         --         --         --         --
No. of Units                1,034        930        311      3,629         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  19.050101  18.409773  15.619575  12.500000         --         --         --         --         --         --
Value at End of Year    20.703593  19.050101  18.409773  15.619575         --         --         --         --         --         --
No. of Units               14,463     15,551     13,964        338         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  19.227962  18.516944  15.655498  12.500000         --         --         --         --         --         --
Value at End of Year    20.969955  19.227962  18.516944  15.655498         --         --         --         --         --         --
Ven 7, 8 No. of Units          --     15,632      9,175         48         --         --         --         --         --         --
Ven 9 No. of Units          2,971      3,184      6,727        265         --         --         --         --         --         --
No. of Units               15,308         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --  18.516944  15.655498  12.500000         --         --         --         --         --         --
Value at End of Year           --  19.227962  18.516944  15.655498         --         --         --         --         --         --
No. of Units                   --        270         56         --         --         --         --         --         --         --

STRATEGIC BOND TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.303025         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   12,290         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      136         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.399769  15.244309  14.530751  13.048941  12.500000         --         --         --         --         --
Value at End of Year    16.228562  15.399769  15.244309  14.530751  13.048941         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,157,200  1,204,561    841,722    437,824     76,953         --         --         --         --         --
Ven 24 No. of Units       306,383    301,634    170,157     73,615      9,379         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.288219  15.164110  14.483320  13.032376  12.500000         --         --         --         --         --
Value at End of Year    16.078915  15.288219  15.164110  14.483320  13.032376         --         --         --         --         --
No. of Units               94,599     81,202     57,020     43,256      7,205         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.272209         --         --         --         --         --         --         --         --         --
No. of Units                2,513         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  15.205102  15.104238  14.447843  13.019956  12.500000         --         --         --         --         --
Value at End of Year    15.967600  15.205102  15.104238  14.447843  13.019956         --         --         --         --         --
No. of Units              268,083    253,637    209,391    182,221     86,329         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.285405         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   11,126         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      667         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.399769         --         --         --         --         --         --         --         --         --
Value at End of Year    16.228562         --         --         --         --         --         --         --         --         --
Ven 9 No. of Units            611         --         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
STRATEGIC BOND TRUST - SERIES I SHARES (units first credited 2-19-1993)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $20.679513 $20.419462 $19.414151 $17.405164 $16.199150 $15.463354 $14.602672 $14.486687 $14.500997 $13.250563
Value at End of Year    21.831559  20.679513  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687  14.500997
Ven 22, 20 No. of
   Units                2,769,430  3,470,122  4,030,892  4,828,044  5,456,736  1,519,001  6,971,616  7,892,807  9,127,218  7,843,799
Ven 24 No. of Units        74,426     80,443    132,214    151,800    167,157    111,312     94,269     37,069         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  16.452126  16.277674  15.507338  13.930464  12.991163  12.500000         --         --         --         --
Value at End of Year    17.334066  16.452126  16.277674  15.507338  13.930464  12.991163         --         --         --         --
No. of Units               42,794     43,704     55,732     30,525     28,190     10,722         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.959541  16.804828  16.033629  14.424843  13.472399  12.905776         --         --         --         --
Value at End of Year    17.841971  16.959541  16.804828  16.033629  14.424843  13.472399         --         --         --         --
No. of Units              248,898    260,839    272,635    327,012    396,081    145,817         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  20.679513  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687  14.500997  13.250563
Value at End of Year    21.831559  20.679513  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687  14.500997
Ven 7, 8 No. of Units     964,244  1,171,444  1,376,175  1,712,442  2,051,726  2,326,591  3,148,304  5,293,492  7,846,300  9,000,946
Ven 9 No. of Units        422,588    487,218    643,644    779,734    987,706  1,209,278  1,459,529  1,888,603  2,481,444  2,261,586

Ven 3 Contracts with no Optional Riders
Value at Start of Year  20.679513  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687  14.500997  13.250563
Value at End of Year    21.831559  20.679513  20.419462  19.414151  17.405164  16.199150  15.463354  14.602672  14.486687  14.500997
No. of Units               27,763     37,089     36,991     46,767     75,280     90,832    139,566    258,604    430,512    306,408

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES II SHARES
(units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --  12.966005  10.385269  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.587529  12.966005  10.385269         --         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --    384,247    348,820     93,839         --         --         --         --         --
Ven 24 No. of Units            --         --    135,381    160,733     42,059         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --  12.923652  10.372037  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.516016  12.923652  10.372037         --         --         --         --         --
No. of Units                   --         --     61,273     50,422     10,010         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --  12.891982  10.362137  12.500000         --         --         --         --         --
Value at End of Year           --         --  13.462604  12.891982  10.362137         --         --         --         --         --
No. of Units                   --         --     73,095     69,535     19,777         --         --         --         --         --

STRATEGIC GROWTH TRUST (MERGED INTO U.S. GLOBAL LEADERS GROWTH TRUST EFF 5-1-2005) - SERIES I SHARES
(units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --         --   9.690358   7.746167  10.916683  12.500000         --         --         --         --
Value at End of Year           --         --  10.182170   9.690358   7.746167  10.916683         --         --         --         --
Ven 22, 20 No. of
   Units                       --         --  1,702,814  2,001,578  2,281,765  1,681,746         --         --         --         --
Ven 24 No. of Units            --         --     15,166     18,904     25,476      8,167         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --         --   9.638669   7.720252  10.901999  12.500000         --         --         --         --
Value at End of Year           --         --  10.107563   9.638669   7.720252  10.901999         --         --         --         --
No. of Units                   --         --     49,569     76,772    125,303     65,856         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --         --   9.600076   7.700872  10.891002  12.500000         --         --         --         --
Value at End of Year           --         --  10.051965   9.600076   7.700872  10.891002         --         --         --         --
No. of Units                   --         --    153,068    162,312    180,474     66,971         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --   9.690358   7.746167  10.916683  12.500000         --         --         --         --
Value at End of Year           --         --  10.182170   9.690358   7.746167  10.916683         --         --         --         --
Ven 7, 8 No. of Units          --         --    492,837    608,277    647,858    547,350         --         --         --         --
Ven 9 No. of Units             --         --      7,919     10,477      9,180     13,707         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --         --   9.690358   7.746167  10.916683  12.500000         --         --         --         --
Value at End of Year           --         --  10.182170   9.690358   7.746167  10.916683         --         --         --         --
No. of Units                   --         --      8,355     16,952      6,670        263         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
STRATEGIC INCOME TRUST - SERIES II SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $13.561164 $13.482843 $12.500000         --         --         --         --         --         --         --
Value at End of Year    13.890373  13.561164  13.482843         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                  327,701    277,989    175,332         --         --         --         --         --         --         --

Ven 24 No. of Units        18,709     12,333      5,218         --         --         --         --         --         --         --
Ven 22, 20 Contracts with GEM
Value at Start of Year  13.516210  13.464984  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.816753  13.516210  13.464984         --         --         --         --         --         --         --
No. of Units                2,095      4,765      5,547         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.482599  13.451607  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.761789  13.482599  13.451607         --         --         --         --         --         --         --
No. of Units               34,796     32,367      8,047         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.561164  13.482843  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.890373  13.561164  13.482843         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --     14,242     18,169         --         --         --         --         --         --         --
Ven 9 No. of Units          2,711      2,486         --         --         --         --         --         --         --         --
No. of Units               15,176         --         --         --         --         --         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  13.561164  13.482843  12.500000         --         --         --         --         --         --         --
Value at End of Year    13.890373  13.561164  13.482843         --         --         --         --         --         --         --
No. of Units                1,629      1,618         --         --         --         --         --         --         --         --

STRATEGIC OPPORTUNITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.180102  11.274586  10.173768   8.213230  12.500000         --         --         --         --         --
Value at End of Year    13.442129  12.180102  11.274586  10.173768   8.213230         --         --         --         --         --
Ven 22, 20 No. of
   Units                  364,006    387,884    388,371    365,084    141,456         --         --         --         --         --
Ven 24 No. of Units        71,997     81,753     84,550    152,186      5,652         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.091863  11.215236  10.140521   8.202760  12.500000         --         --         --         --         --
Value at End of Year    13.318144  12.091863  11.215236  10.140521   8.202760         --         --         --         --         --
No. of Units               36,825     38,453     44,688     45,611     23,769         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.026098  11.170935  10.115663   8.194922  12.500000         --         --         --         --         --
Value at End of Year    13.225912  12.026098  11.170935  10.115663   8.194922         --         --         --         --         --
No. of Units               23,586     23,747     25,705     31,142      8,850         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.180100         --         --         --         --         --         --         --         --         --
Value at End of Year    13.442129         --         --         --         --         --         --         --         --         --
Ven 9 No. of Units            496         --         --         --         --         --         --         --         --         --

STRATEGIC OPPORTUNITIES TRUST - SERIES I SHARES (units first credited 6-18-1985)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  27.304682  25.234563  22.785020  18.361297  30.409247  36.392717  39.416089  31.289551  29.002593  24.664354
Value at End of Year    30.199449  27.304682  25.234563  22.785020  18.361297  30.409247  36.392717  39.416089  31.289551  29.002593
Ven 22, 20 No. of
   Units                4,765,178  6,053,185  7,625,937  9,236,387 11,136,302 14,054,105 15,034,496 14,850,708         --         --
Ven 24 No. of Units        87,779    102,849    126,901    152,186    175,537    189,667    191,971     84,731         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year   8.805127   8.153802   7.377080   5.956702   9.885051  12.500000         --         --         --         --
Value at End of Year     9.719219   8.805127   8.153802   7.377080   5.956702   9.885051         --         --         --         --
No. of Units               94,258     95,649    101,502    120,871    132,025     75,021         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year   8.826573   8.185893   7.417269   5.998128   9.968780  11.972462         --         --         --         --
Value at End of Year     9.728336   8.826573   8.185893   7.417269   5.998128   9.968780         --         --         --         --
No. of Units              257,972    330,321    406,631    485,381    522,347    376,314         --         --         --         --

Venture Prior


                          YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02
                       ---------- ---------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $27.304682 $25.234563 $22.785020 $18.361297 $30.409247
Value at End of Year    30.199449  27.304682  25.234563  22.785020  18.361297
Ven 7, 8 No. of Units   3,297,170  3,996,865  4,927,840  6,005,859  7,220,307
Ven 9 No. of Units        675,075    841,497  1,032,267  1,206,545  1,392,298

Ven 3 Contracts with no Optional Riders
Value at Start of Year  27.304682  25.234563  22.785020  18.361297  30.409247
Value at End of Year    30.199449  27.304682  25.234563  22.785020  18.361297
No. of Units              276,067    329,542    385,108    435,002    496,511

Ven 1 Contracts with no Optional Riders
Value at Start of Year  45.290043  41.811179  37.711536  30.356953  50.221375
Value at End of Year    50.145717  45.290043  41.811179  37.711536  30.356953
No. of Units                4,693      4,699      8,484      8,494      9,041

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO
LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --  14.480704  12.467370   9.825317  12.500000
Value at End of Year           --  14.204329  14.480704  12.467370   9.825317
Ven 22, 20 No. of
   Units                       --    281,689    291,241    217,127     58,726
Ven 24 No. of Units            --    176,263    144,571     81,978      3,533

Ven 22, 20 Contracts with GEM
Value at Start of Year         --  14.404476  12.426623   9.812793  12.500000
Value at End of Year           --  14.101409  14.404476  12.426623   9.812793
No. of Units                   --     24,513     18,916     20,509      7,196

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --  14.347577  12.396163   9.803416  12.500000
Value at End of Year           --  14.024712  14.347577  12.396163   9.803416
No. of Units                   --     67,453     58,996     46,826     34,800

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO
LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES I SHARES (units first credited
4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --  11.242049   9.663184   7.609422  10.599650
Value at End of Year           --  11.053417  11.242049   9.663184   7.609422
Ven 22, 20 No. of
   Units                       --    995,596  1,293,095  1,458,463  1,428,772
Ven 24 No. of Units            --     24,281     23,181     30,698     37,192

Ven 22, 20 Contracts with GEM
Value at Start of Year         --  11.159685   9.611628   7.583955  10.585386
Value at End of Year           --  10.950581  11.159685   9.611628   7.583955
No. of Units                   --     37,808     52,905     65,537     71,394

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --  11.098309   9.573143   7.564926  10.574706
Value at End of Year           --  10.874078  11.098309   9.573143   7.564926
No. of Units                   --     94,595     95,400    111,148    133,443

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --  11.242049   9.663184   7.609422  10.599650
Value at End of Year           --  11.053417  11.242049   9.663184   7.609422
Ven 7, 8 No. of Units          --     87,397    133,889    174,850    186,855
Ven 9 No. of Units             --     11,776     30,764     26,960     16,885

Ven 3 Contracts with no Optional Riders
Value at Start of Year         --  11.242049   9.663184   7.609422  10.599650
Value at End of Year           --  11.053417  11.242049   9.663184   7.609422
No. of Units                   --      5,435      7,378     15,764      7,185

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --
Value at End of Year    12.930142         --         --         --         --
Venture 2006 No. of
   Units                   97,826         --         --         --         --
Venture 2006 No. of
   Units                    3,004         --         --         --         --

                          YEAR        YEAR        YEAR        YEAR        YEAR
                          ENDED      ENDED       ENDED       ENDED       ENDED
                        12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                       ---------- ----------- ----------- ----------- -----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $36.392717 $ 39.416089 $ 31.289551 $ 29.002593 $ 24.664354
Value at End of Year    30.409247   36.392717   39.416089   31.289551   29.002593
Ven 7, 8 No. of Units   9,079,549  11,548,940  16,521,415  22,815,540  27,305,361
Ven 9 No. of Units      1,796,112   2,277,267   2,642,361   2,769,528   2,655,388

Ven 3 Contracts with no Optional Riders
Value at Start of Year  36.392717   39.416089   31.289551   29.002593   24.664354
Value at End of Year    30.409247   36.392717   39.416089   31.289551   29.002593
No. of Units              636,465     789,564     980,821   1,382,873   1,634,483

Ven 1 Contracts with no Optional Riders
Value at Start of Year  60.037547   64.954980   51.507214   47.690851   40.513296
Value at End of Year    50.221375   60.037547   64.954980   51.507214   47.690851
No. of Units                9,984      10,775      12,707      14,155      17,423

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO
LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year         --          --          --          --          --
Value at End of Year           --          --          --          --          --
Ven 22, 20 No. of
   Units                       --          --          --          --          --
Ven 24 No. of Units            --          --          --          --          --

Ven 22, 20 Contracts with GEM
Value at Start of Year         --          --          --          --          --
Value at End of Year           --          --          --          --          --
No. of Units                   --          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year         --          --          --          --          --
Value at End of Year           --          --          --          --          --
No. of Units                   --          --          --          --          --

STRATEGIC VALUE TRUST (FORMERLY, CAPITAL OPPORTUNITIES TRUST) (MERGED INTO
LARGE CAP VALUE TRUST EFF 12-01-2006) - SERIES I SHARES (units first credited
4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    10.599650          --          --          --          --
Ven 22, 20 No. of
   Units                1,256,389          --          --          --          --
Ven 24 No. of Units       133,443          --          --          --          --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    10.585386          --          --          --          --
No. of Units               47,792          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    10.574706          --          --          --          --
No. of Units               54,263          --          --          --          --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    10.599650          --          --          --          --
Ven 7, 8 No. of Units     145,719          --          --          --          --
Ven 9 No. of Units         18,072          --          --          --          --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  12.500000          --          --          --          --
Value at End of Year    10.599650          --          --          --          --
No. of Units                  589          --          --          --          --

TOTAL RETURN TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year         --          --          --          --          --
Value at End of Year           --          --          --          --          --
Venture 2006 No. of
   Units                       --          --          --          --          --
Venture 2006 No. of
   Units                       --          --          --          --          --

Venture Prior

                          YEAR       YEAR        YEAR       YEAR        YEAR        YEAR       YEAR      YEAR     YEAR     YEAR
                          ENDED      ENDED       ENDED      ENDED       ENDED       ENDED     ENDED     ENDED     ENDED    ENDED
                        12/31/06   12/31/05    12/31/04   12/31/03     12/31/02   12/31/01   12/31/00  12/31/99 12/31/98 12/31/97
                       ---------- ---------- ----------- ----------- ----------- ---------- --------- --------- -------- --------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $14.364766 $14.246371 $ 13.797961 $ 13.342328 $ 12.500000         --        --        --       --       --
Value at End of Year    14.649878  14.364766   14.246371   13.797961   13.342328         --        --        --       --       --
Ven 22, 20 No. of
   Units                2,749,259  2,856,699   2,851,285   2,591,227     864,791         --        --        --       --       --
Ven 24 No. of Units       814,856    852,979     836,724     772,467     236,863         --        --        --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.260686  14.171394   13.752895   13.325384   12.500000         --        --        --       --       --
Value at End of Year    14.514754  14.260686   14.171394   13.752895   13.325384         --        --        --       --       --
No. of Units              204,746    183,658     183,071     176,536      67,700         --        --        --       --       --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --          --          --          --         --        --        --       --       --
Value at End of Year    12.900181         --          --          --          --         --        --        --       --       --
No. of Units                3,612         --          --          --          --         --        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.183124  14.115409   13.719187   13.312683   12.500000         --        --        --       --       --
Value at End of Year    14.414224  14.183124   14.115409   13.719187   13.312683         --        --        --       --       --
No. of Units              656,118    852,235     910,466     961,422     584,424         --        --        --       --       --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --          --          --          --         --        --        --       --       --
Value at End of Year    12.913014         --          --          --          --         --        --        --       --       --
Venture 2006 No. of
   Units                   31,098         --          --          --          --         --        --        --       --       --
Venture 2006 No. of
   Units                    4,638         --          --          --          --         --        --        --       --       --

TOTAL RETURN TRUST - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.738625  16.563922   16.004802   15.455104   14.311130  13.404017 12.255674 12.500000       --       --
Value at End of Year    17.100323  16.738625   16.563922   16.004802   15.455104  14.311130 13.404017 12.255674       --       --
Ven 22, 20 No. of
   Units                7,219,050  8,524,495  10,183,408  12,880,819  16,498,774 11,390,468 4,942,671 2,498,750       --       --
Ven 24 No. of Units       375,350    453,502     523,343     648,851     764,140    509,254   268,256    78,135       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.463689  15.332850   14.845027   14.363858   13.327266  12.500000        --        --       --       --
Value at End of Year    15.766368  15.463689   15.332850   14.845027   14.363858  13.327266        --        --       --       --
No. of Units              124,195    136,043     146,317     165,771     235,757    101,548        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.222243  16.109056   15.620011   15.136415   14.065149  13.220054        --        --       --       --
Value at End of Year    16.515050  16.222243   16.109056   15.620011   15.136415  14.065149        --        --       --       --
No. of Units            1,051,023  1,191,675   1,390,261   1,625,590   1,785,674    635,784        --        --       --       --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.738625  16.563922   16.004802   15.455104   14.311130  13.404017 12.255674 12.500000       --       --
Value at End of Year    17.100323  16.738625   16.563922   16.004802   15.455104  14.311130 13.404017 12.255674       --       --
Ven 7, 8 No. of Units     992,396  1,207,624   1,419,106   1,926,539   2,525,927  4,677,905 1,109,681   965,672       --       --
Ven 9 No. of Units        197,602    243,091     316,806     450,176     579,205    346,488   154,736    96,156       --       --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  16.738625  16.563922   16.004802   15.455104   14.311130  13.404017 12.255674 12.500000       --       --
Value at End of Year    17.100323  16.738625   16.563922   16.004802   15.455104  14.311130 13.404017 12.255674       --       --
No. of Units               60,994     86,061      84,248     104,470     135,170     33,694     8,750     3,534       --       --

TOTAL STOCK MARKET INDEX TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.032880  14.461277   13.141717   10.226558   12.500000         --        --        --       --       --
Value at End of Year    17.061591  15.032880   14.461277   13.141717   10.226558         --        --        --       --       --
Ven 22, 20 No. of
   Units                  524,997    479,230     294,133     260,853      66,768         --        --        --       --       --
Ven 24 No. of Units       114,319     91,450      97,242     228,392      20,550         --        --        --       --       --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.923964  14.385171   13.098782   10.213536   12.500000         --        --        --       --       --
Value at End of Year    16.904231  14.923964   14.385171   13.098782   10.213536         --        --        --       --       --
No. of Units               19,273     56,929      49,165      42,013      10,425         --        --        --       --       --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.842824  14.328371   13.066689   10.203777   12.500000         --        --        --       --       --
Value at End of Year    16.787201  14.842824   14.328371   13.066689   10.203777         --        --        --       --       --
No. of Units               60,473     63,864      62,962      45,352      16,300         --        --        --       --       --

Venture Prior

                    YEAR        YEAR        YEAR        YEAR       YEAR        YEAR        YEAR       YEAR       YEAR       YEAR
                    ENDED       ENDED      ENDED       ENDED       ENDED       ENDED       ENDED      ENDED      ENDED      ENDED
                  12/31/06    12/31/05    12/31/04    12/31/03    12/31/02    12/31/01    12/31/00   12/31/99   12/31/98   12/31/97
                ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ---------- ----------
TOTAL STOCK MARKET INDEX TRUST - SERIES I SHARES (units first credited 5-01-2000)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start
   of Year      $ 11.167099 $ 10.714200 $  9.723963 $  7.554057 $  9.732630 $ 11.142088 $ 12.500000         --         --         --
Value at End
   of Year        12.696588   11.167099   10.714200    9.723963    7.554057    9.732630   11.142088         --         --         --
Ven 22, 20 No.
   of Units         886,552   1,023,839   1,265,796   1,313,250   1,224,415   1,143,586     391,242         --         --         --
Ven 24 No. of
   Units             42,370      40,031      40,193      82,944      70,965      24,083      29,052         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start
   of Year        11.979243   11.516334   10.472938    8.152164   10.524299   12.500000          --         --         --         --
Value at End of
   Year           13.592827   11.979243   11.516334   10.472938    8.152164   10.524299          --         --         --         --
No. of Units          7,797      49,795      46,683      44,471      43,356       6,935          --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start
   of Year        11.283059   10.863288    9.893926    7.713002    9.972325   11.456807          --         --         --         --
Value at End
   of Year        12.783733   11.283059   10.863288    9.893926    7.713002    9.972325          --         --         --         --
No. of Units         76,602      98,421     103,516      91,041      99,157     127,551          --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start
   of Year        11.167099   10.714200    9.723963    7.554057    9.732630   11.142088   12.500000         --         --         --
Value at End
   of Year        12.696588   11.167099   10.714200    9.723963    7.554057    9.732630   11.142088         --         --         --
Ven 7, 8 No.
   of Units          87,759      96,813     131,745     118,593      87,233      82,311      40,604         --         --         --
Ven 9 No.
   of Units          23,502      23,055      30,185      36,515      34,031      21,652       9,057         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start
   of Year        11.167099   19.205427    9.723963    7.554057    9.732630   11.142088   12.500000         --         --         --
Value at End of
   Year           12.696588   11.167099   19.205427    9.723963    7.554057    9.732630   11.142088         --         --         --
No. of Units         43,280      43,446      56,451      56,751       7,039       3,775       5,153         --         --         --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start
   of Year        13.564583   13.506868   12.855881   10.313304   12.500000          --          --         --         --         --
Value at End of
   Year           14.579318   13.564583   13.506868   12.855881   10.313304          --          --         --         --         --
Ven 22, 20 No.
   of Units       1,188,527   1,260,755   1,402,787   1,157,356     375,413          --          --         --         --         --
Ven 24 No. of
   Units            302,166     319,240     346,789     275,513      69,557          --          --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start
   of Year        13.466290   13.435756   12.813869   10.300169   12.500000          --          --         --         --         --
Value at End of
   Year           14.444831   13.466290   13.435756   12.813869   10.300169          --          --         --         --         --
No. of Units        102,795     123,670     126,219     111,950      43,336          --          --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start
   of Year        13.393047   13.382694   12.782466   10.290331   12.500000          --          --         --         --         --
Value at End of
   Year           14.344791   13.393047   13.382694   12.782466   10.290331          --          --         --         --         --
No. of Units        320,762     382,827     423,871     342,057     157,975          --          --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start
   of Year        13.564583   13.506868          --          --          --          --          --         --         --         --
Value at End of
   Year           14.579318   13.564583          --          --          --          --          --         --         --         --
Ven 9 No. of
   Units                821         540          --          --          --          --          --         --         --         --

U.S. CORE TRUST (FORMERLY, GROWTH & INCOME TRUST) - SERIES I SHARES (units first credited 4-23-1991)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start
   of Year        30.558120   30.370984   28.846586   23.109098   30.971701   35.404552   38.655938  32.976967  26.431239  20.178770
Value at End of
   Year           32.899218   30.558120   30.370984   28.846586   23.109098   30.971701   35.404552  38.655938  32.976967  26.431239
Ven 22, 20 No.
   of Units      10,804,652  14,442,611  18,546,078  22,221,143  25,907,419  32,116,274  34,550,777 33,148,376 25,877,974 20,325,603
Ven 24 No. of
   Units            336,464     409,047     500,404     599,531     659,127     780,042     748,595    306,537         --         --

Ven 22, 20 Contracts with GEM
Value at Start
   of Year        10.475698   10.432331    9.928592    7.969731   10.702774   12.500000          --         --         --         --
Value at End of
   Year           11.255794   10.475698   10.432331    9.928592    7.969731   10.702774          --         --         --         --
No. of Units        213,682     244,204     274,323     267,362     259,860     161,959          --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start
   of Year         9.887534    9.861332    9.399287    7.556172   10.162651   11.658205          --         --         --         --
Value at End of
   Year           10.607934    9.887534    9.861332    9.399287    7.556172   10.162651          --         --         --         --
No. of Units      1,030,490   1,226,520   1,588,659   1,689,907   1,735,841   1,134,259          --         --         --         --

Venture Prior

                   YEAR       YEAR       YEAR       YEAR       YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                   ENDED      ENDED      ENDED      ENDED      ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                 12/31/06   12/31/05   12/31/04   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99    12/31/98    12/31/97
                ---------- ---------- ---------- ---------- ----------- ----------- ----------- ----------- ----------- -----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start
   of Year      $30.558120 $30.370984 $28.846586 $23.109098 $ 30.971701 $ 35.404552 $ 38.655938 $ 32.976967 $ 26.431239 $ 20.178770
Value at End of
   Year          32.899218  30.558120  30.370984  28.846586   23.109098   30.971701   35.404552   38.655938   32.976967   26.431239
Ven 7, 8 No. of
   Units         4,570,352  5,765,877  7,267,903  8,866,162  10,572,731  12,958,144  16,700,731  23,383,310  27,426,054  28,838,843
Ven 9 No. of
   Units         1,255,520  1,567,196  1,986,940  2,353,077   2,759,364   3,667,473   4,397,852   5,082,495   4,327,968   3,402,511

Ven 3 Contracts with no Optional Riders
Value at Start
   of Year       30.558120  30.370984  28.846586  23.109098   30.971701   35.404552   38.655938   32.976967   26.431239   20.178770
Value at End of
   Year          32.899218  30.558120  30.370984  28.846586   23.109098   30.971701   35.404552   38.655938   32.976967   26.431239
No. of Units       295,141    352,698    432,587    494,334     593,185     839,061   1,041,187   1,263,137   1,444,081   1,673,048

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES II SHARES (units first credited 5-03-2004)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start
   of Year       13.018201  13.088477  12.500000         --          --          --          --          --          --          --
Value at End
   of Year       13.029666  13.018201  13.088477         --          --          --          --          --          --          --
Ven 22, 20 No.
   of Units        417,316    442,074     56,417         --          --          --          --          --          --          --
Ven 24 No. of
   Units           116,308    129,539      4,596         --          --          --          --          --          --          --

Ven 22, 20 Contracts with GEM
Value at Start
   of Year       12.975049  13.071138  12.500000         --          --          --          --          --          --          --
Value at End of
   Year          12.960615  12.975049  13.071138         --          --          --          --          --          --          --
No. of Units        66,808     66,501         --         --          --          --          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start
   of Year       12.942789  13.058147  12.500000         --          --          --          --          --          --          --
Value at End of
   Year          12.909050  12.942789  13.058147         --          --          --          --          --          --          --
No. of Units        82,828     91,514      2,222         --          --          --          --          --          --          --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start
   of Year              --         --  12.500000         --          --          --          --          --          --          --
Value at End
   of Year              --         --  13.088477         --          --          --          --          --          --          --
No. of Units            --         --      5,927         --          --          --          --          --          --          --

Ven 3 Contracts with no Optional Riders
Value at Start
   of Year              --         --  12.500000         --          --          --          --          --          --          --
Value at End
   of Year              --         --  13.088477         --          --          --          --          --          --          --
No. of Units            --         --         --         --          --          --          --          --          --          --

U.S. GLOBAL LEADERS GROWTH TRUST - SERIES I SHARES (units first credited 5-01-2005)

Ven 24, 21, 20 Contracts with no Optional Benefits
Value at Start
   of Year       13.004745  12.500000         --         --          --          --          --          --          --          --
Value at End of
   Year          10.417828  13.004745         --         --          --          --          --          --          --          --
Ven 22, 20 No.
   of Units        934,858  1,110,398         --         --          --          --          --          --          --          --
Ven 24 No. of
   Units             5,780      9,213         --         --          --          --          --          --          --          --

Ven 22, 20 Contracts with GEM
Value at Start
   of Year       12.961637  12.500000         --         --          --          --          --          --          --          --
Value at End of
   Year          12.986774  12.961637         --         --          --          --          --          --          --          --
No. of Units        24,103     26,930         --         --          --          --          --          --          --          --

Ven 24 Contracts with Payment Enhancement
Value at Start
   of Year       12.929410  12.500000         --         --          --          --          --          --          --          --
Value at End of
   Year          12.935108  12.929410         --         --          --          --          --          --          --          --
No. of Units       101,588    105,888         --         --          --          --          --          --          --          --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start
   of Year       13.004745  12.500000         --         --          --          --          --          --          --          --
Value at End of
   Year          13.055978  13.004745         --         --          --          --          --          --          --          --
Ven 7, 8 No. of
   Units           230,243    302,195         --         --          --          --          --          --          --          --
Ven 9 No. of
   Units             3,549      6,187         --         --          --          --          --          --          --          --

Ven 3 Contracts with no Optional Riders
Value at Start
   of Year       13.004745  12.500000         --         --          --          --          --          --          --          --
Value at End of
   Year          13.055978  13.004745         --         --          --          --          --          --          --          --
No. of Units         5,317      6,355         --         --          --          --          --          --          --          --

U.S. GOVERNMENT SECURITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start
   of Year       12.500000         --         --         --          --          --          --          --          --          --
Value at End of
   Year          13.001287         --         --         --          --          --          --          --          --          --
Venture 2006
   No. of Units      8,768         --         --         --          --          --          --          --          --          --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year $13.324693 $13.318387 $13.151983 $13.128409 $12.500000         --         --         --         --         --
Value at End of Year    13.690464  13.324693  13.318387  13.151983  13.128409         --         --         --         --         --
Ven 22, 20 No. of
   Units                  880,139    948,394  1,025,660  1,110,845    533,053         --         --         --         --         --
Ven 24 No. of Units       167,526    177,205    212,984    197,111     52,169         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.228138  13.248289  13.109028  13.111730  12.500000         --         --         --         --         --
Value at End of Year    13.564174  13.228138  13.248289  13.109028  13.111730         --         --         --         --         --
No. of Units               68,127     77,626     91,031    116,839     36,437         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.971151         --         --         --         --         --         --         --         --         --
No. of Units                1,802         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.156206  13.195972  13.076906  13.099241  12.500000         --         --         --         --         --
Value at End of Year    13.470255  13.156206  13.195972  13.076906  13.099241         --         --         --         --         --
No. of Units              464,919    543,231    542,712    629,036    293,643         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.984055         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   23,304         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year         --         --         --         --         --         --         --         --         --         --
Value at End of Year    13.690464         --         --         --         --         --         --         --         --         --
No. of Units               18,747         --         --         --         --         --         --         --         --         --

U.S. GOVERNMENT SECURITIES TRUST - SERIES I SHARES (units first credited 3-18-1988)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478  16.393307
Value at End of Year    23.581607  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478
Ven 22, 20 No. of
   Units                2,103,126  2,751,334  3,606,618  4,793,752  7,292,001  5,593,960  4,231,675  4,754,358  4,070,228  3,013,840
Ven 24 No. of Units       113,425    145,201    180,944    257,637    403,618    213,477     93,942     23,761         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.115667  14.119763  13.945604  13.929083  13.106028  12.500000         --         --         --         --
Value at End of Year    14.501586  14.115667  14.119763  13.945604  13.929083  13.106028         --         --         --         --
No. of Units               47,618     74,474     88,698     99,958    138,785     59,729         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.859046  14.885619  14.724137  14.728774  13.879256  13.197644         --         --         --         --
Value at End of Year    15.242464  14.859046  14.885619  14.724137  14.728774  13.879256         --         --         --         --
No. of Units              484,527    555,575    684,610    821,504  1,176,776    450,038         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478  16.393307
Value at End of Year    23.581607  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478
Ven 7, 8 No. of Units   1,065,069  1,297,081  1,614,429  2,122,109  3,045,706  3,067,509  3,229,697  5,085,359  6,548,985  6,077,185
Ven 9 No. of Units        380,618    462,479    561,230    683,123    862,446    702,791    686,671    843,937    990,184    824,733

Ven 3 Contracts with no Optional Riders
Value at Start of Year  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478  16.393307
Value at End of Year    23.581607  22.908316  22.869318  22.541971  22.470272  21.100300  19.993612  18.286918  18.587049  17.535478
No. of Units               78,999    105,019    126,203    156,966    209,936    216,970    237,376    330,164    428,699    763,522

U.S. HIGH YIELD BOND TRUST - SERIES II SHARES (units first credited 5-01-2005)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  12.879916  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.903173  12.879916         --         --         --         --         --         --         --         --
Ven 22, 20 No. of
   Units                   30,290     19,767         --         --         --         --         --         --         --         --
Ven 24 No. of Units         1,122        667         --         --         --         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.862850  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.857104  12.862850         --         --         --         --         --         --         --         --
No. of Units                2,586        155         --         --         --         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 24 Contracts with Payment Enhancement
Value at Start of Year $12.850074 $12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.822640  12.850074         --         --         --         --         --         --         --         --
No. of Units               19,313      4,385         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  12.879916  12.500000         --         --         --         --         --         --         --         --
Value at End of Year    13.903173  12.879916         --         --         --         --         --         --         --         --
Ven 7, 8 No. of Units          --         63         --         --         --         --         --         --         --         --
No. of Units                  914         --         --         --         --         --         --         --         --         --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.924927         --         --         --         --         --         --         --         --         --
Venture 2006 No.
   of Units                20,149         --         --         --         --         --         --         --         --         --
Venture 2006 No.
   of Units                   681         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  15.001462  14.388284  13.372967   9.921762  12.500000         --         --         --         --         --
Value at End of Year    16.325528  15.001462  14.388284  13.372967   9.921762         --         --         --         --         --
Ven 22, 20 No. of
   Units                1,220,700  1,378,444  1,467,955  1,139,159    416,246         --         --         --         --         --
Ven 24 No. of Units       236,363    233,145    244,939    128,788     38,532         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  14.892794  14.312562  13.329286   9.909127  12.500000         --         --         --         --         --
Value at End of Year    16.174970  14.892794  14.312562  13.329286   9.909127         --         --         --         --         --
No. of Units               64,315     82,397     90,515     77,833     34,295         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.894968         --         --         --         --         --         --         --         --         --
No. of Units                  485         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  14.811805  14.256031  13.296623   9.899663  12.500000         --         --         --         --         --
Value at End of Year    16.062972  14.811805  14.256031  13.296623   9.899663         --         --         --         --         --
No. of Units              215,208    223,068    234,116    165,759     78,162         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    12.907798         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   17,934         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    16.100219         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    1,012         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  15.001462  14.388284         --         --         --         --         --         --         --         --
Value at End of Year    16.325528  15.001462         --         --         --         --         --         --         --         --
Ven 9 No. of Units            407        407         --         --         --         --         --         --         --         --

U.S. LARGE CAP TRUST (FORMERLY U.S. LARGE CAP VALUE TRUST) - SERIES I SHARES (units first credited 5-01-1999)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.905977  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279  12.500000         --         --
Value at End of Year    15.174484  13.905977  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279         --         --
Ven 22, 20 No. of
   Units                9,783,655 12,551,192 15,352,785 11,816,230 12,616,770 12,398,739  8,985,000  4,369,955         --         --
Ven 24 No. of Units       305,541    376,012    435,154    339,702    377,151    416,599    345,814    110,817         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  12.816453  12.306729  11.432026   8.475151  11.511103  12.500000         --         --         --         --
Value at End of Year    13.957702  12.816453  12.306729  11.432026   8.475151  11.511103         --         --         --         --
No. of Units               69,492     81,755     93,906     70,666    100,976     50,072         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.211775  12.705323  11.820052   8.775940  11.937561  12.467016         --         --         --         --
Value at End of Year    14.366724  13.211775  12.705323  11.820052   8.775940  11.937561         --         --         --         --
No. of Units              396,363    462,545    552,942    571,627    520,506    241,495         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year $13.905977 $13.326315 $12.354355 $ 9.140645 $12.390130 $12.894130 $12.721279 $12.500000         --         --
Value at End of Year    15.174484  13.905977  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279         --         --
Ven 7, 8 No. of Units     704,824    906,374  1,308,889    869,461    907,289    986,019    908,191    812,997         --         --
Ven 9 No. of Units        217,079    271,066    342,414    192,434    189,588    175,115    154,186    288,137         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  13.905977  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279  12.500000         --         --
Value at End of Year    15.174484  13.905977  13.326315  12.354355   9.140645  12.390130  12.894130  12.721279         --         --
No. of Units               55,484     75,863    122,075     81,126     79,208    109,471     55,957     28,047         --         --

UTILITIES TRUST - SERIES II SHARES (units first credited 5-13-2002)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  21.110756  18.366353  14.412596  10.886485  12.500000         --         --         --         --         --
Value at End of Year    27.223457  21.110756  18.366353  14.412596  10.886485         --         --         --         --         --
Ven 22, 20 No. of Units   433,071    420,537    327,327    255,700     55,444         --         --         --         --         --
Ven 24 No. of Units        73,397     65,416     58,295     33,132      1,856         --         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  20.957916  18.269759  14.365541  10.872646  12.500000         --         --         --         --         --
Value at End of Year    26.972557  20.957916  18.269759  14.365541  10.872646         --         --         --         --         --
No. of Units               27,798     35,771     33,611     19,803      2,135         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  20.843976  18.197615  14.330345  10.862270  12.500000         --         --         --         --         --
Value at End of Year    26.785841  20.843976  18.197615  14.330345  10.862270         --         --         --         --         --
No. of Units               97,999     85,040     50,626     25,906      9,361         --         --         --         --         --

UTILITIES TRUST - SERIES I SHARES (units first credited 4-30-2001)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  13.615000  11.818383   9.260547   6.980670   9.259344  12.500000         --         --         --         --
Value at End of Year    17.588951  13.615000  11.818383   9.260547   6.980670   9.259344         --         --         --         --
Ven 22, 20 No. of Units 1,385,421  1,588,012  1,411,455  1,155,186    999,664    816,957         --         --         --         --
Ven 24 No. of Units        80,785     56,720     81,660     26,413     14,820     20,684         --         --         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  13.488355  11.731812   9.211153   6.957324   9.246883  12.500000         --         --         --         --
Value at End of Year    17.390646  13.488355  11.731812   9.211153   6.957324   9.246883         --         --         --         --
No. of Units               30,912     45,318     53,409     58,350     69,010     39,029         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  13.394183  11.667328   9.174298   6.939875   9.237560  12.500000         --         --         --         --
Value at End of Year    17.243439  13.394183  11.667328   9.174298   6.939875   9.237560         --         --         --         --
No. of Units              152,846    151,571    149,497    127,263    126,518     82,992         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  13.615000  11.818383   9.260547   6.980670   9.259344  12.500000         --         --         --         --
Value at End of Year    17.588951  13.615000  11.818383   9.260547   6.980670   9.259344         --         --         --         --
Ven 7, 8 No. of Units     161,198    132,095    162,689     82,207     56,515     36,533         --         --         --         --
Ven 9 No. of Units         66,540     58,046     61,234     55,818     43,665     48,346         --         --         --         --

Ven 3 Contracts with no Optional Riders
Value at Start of Year  13.615000  11.818383   9.260547   6.980670   9.259344  12.500000         --         --         --         --
Value at End of Year    17.588951  13.615000  11.818383   9.260547   6.980670   9.259344         --         --         --         --
No. of Units               11,604     10,426      8,229      4,546         --        547         --         --         --         --

VALUE TRUST - SERIES II SHARES (units first credited 5-13-2002)

Venture 2006 Contracts with no Optional Benefits
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.648004         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   24,355         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                    3,898         --         --         --         --         --         --         --         --         --

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  16.343941  14.751510  13.004372   9.514740  12.500000         --         --         --         --         --
Value at End of Year    19.469199  16.343941  14.751510  13.004372   9.514740         --         --         --         --         --
Ven 22, 20 No. of
   Units                  539,785    469,625    550,507    353,383    142,517         --         --         --         --         --
Ven 24 No. of Units        69,861     66,996     57,984     35,681      3,908         --         --         --         --         --

Venture Prior

                          YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                        12/31/06   12/31/05   12/31/04   12/31/03   12/31/02   12/31/01   12/31/00   12/31/99   12/31/98   12/31/97
                       ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
Ven 22, 20 Contracts with GEM
Value at Start of Year $16.225596 $14.673914 $12.961913 $ 9.502632 $12.500000         --         --         --         --         --
Value at End of Year    19.289725  16.225596  14.673914  12.961913   9.502632         --         --         --         --         --
No. of Units               43,497     31,187     34,342     27,647      2,569         --         --         --         --         --

Venture 2006 Contracts with Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.616383         --         --         --         --         --         --         --         --         --
No. of Units                2,153         --         --         --         --         --         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  16.137336  14.615931  12.930141   9.493546  12.500000         --         --         --         --         --
Value at End of Year    19.156131  16.137336  14.615931  12.930141   9.493546         --         --         --         --         --
No. of Units               83,578     83,629     80,202     58,326     22,239         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    13.629932         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                   17,895         --         --         --         --         --         --         --         --         --

Venture 2006 Contracts with Annual Step Death Benefit and Payment Enhancement
Value at Start of Year  12.500000         --         --         --         --         --         --         --         --         --
Value at End of Year    19.200557         --         --         --         --         --         --         --         --         --
Venture 2006 No. of
   Units                      248         --         --         --         --         --         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  16.343941  14.751510         --         --         --         --         --         --         --         --
Value at End of Year    19.469199  16.343941         --         --         --         --         --         --         --         --
Ven 9 No. of Units            593        593         --         --         --         --         --         --         --         --

VALUE TRUST - SERIES I SHARES (units first credited 1-01-1997)

Ven 24, 22, 20 Contracts with no Optional Benefits
Value at Start of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118  12.500000
Value at End of Year    27.462937  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118
Ven 22, 20 No. of
   Units                3,479,009  4,112,215  5,529,440  5,784,403  7,257,711  8,096,012  5,027,319  4,918,632  5,507,752  3,452,139
Ven 24 No. of Units       103,356    105,003    114,024    129,475    157,262    171,629     87,689     29,887         --         --

Ven 22, 20 Contracts with GEM
Value at Start of Year  15.972794  14.418902  12.721391   9.315660  12.262228  12.500000         --         --         --         --
Value at End of Year    19.028484  15.972794  14.418902  12.721391   9.315660  12.262228         --         --         --         --
No. of Units               58,976     72,774     80,824     76,772     63,985     55,965         --         --         --         --

Ven 24 Contracts with Payment Enhancement
Value at Start of Year  20.463158  18.500073  16.346669  11.988345  15.804033  15.552753         --         --         --         --
Value at End of Year    24.341476  20.463158  18.500073  16.346669  11.988345  15.804033         --         --         --         --
No. of Units              157,291    168,658    189,578    207,653    224,097    159,978         --         --         --         --

Ven 9, 8, 7 Contracts with no Optional Riders
Value at Start of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118  12.500000
Value at End of Year    27.462937  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118
Ven 7, 8 No. of Units     376,700    435,336    628,519    685,771    924,294  1,115,499         --         --         --         --
Ven 9 No. of Units        199,037    226,613    282,348    360,293    415,649    503,606    421,035    483,257    557,130    262,614

Ven 3 Contracts with no Optional Riders
Value at Start of Year  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118  12.500000
Value at End of Year    27.462937  23.006889  20.727331  18.250518  13.337895  17.521564  17.182340  13.987433  14.591878  15.057118
No. of Units               20,983     30,710     45,589     42,511     56,497     53,892     34,559     35,958     76,686     51,361

                                    VERSION C
                          (Wealthmark Variable Annuity)
                                (prior contracts)

                          Supplement dated May 1, 2007
                                       to
                         PROSPECTUSES DATED MAY 1, 2007

This is a Supplement to WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNNUITY prospectuses dated May 1, 2007 for certain variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Insurance Companies"). We refer to these prospectuses as the "Product Prospectuses."

PURPOSE OF THIS SUPPLEMENT

This Supplement provides information about certain changes in the Funds available under the Contracts, and a temporary delay in the availability of certain other Funds described in the Product Prospectuses. In this Supplement, we provide information about:

     - Certain changes in the Funds available under the Contracts, in the following section entitled "Scheduled Substitutions of Funds";

     - The temporary unavailability of certain Funds, in the section on page 2 of this Supplement entitled "Temporary Unavailability of Funds";

     - Funds that are only available until May 3, 2007, in the section beginning on page 3 of this Supplement entitled "Information on Replaced Funds";

     - Special restrictions on Funds that are only available until May 3, 2007 under Contracts issued with a Guaranteed Principal Protection or Guaranteed Principal Protection for Life Rider, in the section beginning on page 8 of this Supplement entitled "Restrictions on Replaced Funds"; and

     - Our ability to replace certain other Funds in the future, in the section on page 11 of this Supplement entitled "Additional Permitted Substitutions of Funds."

You can find a full description of each Fund described in this Supplement, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS OR BY CALLING US AT 800-344-1029. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY FOR INFORMATION ABOUT INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

SCHEDULED SUBSTITUTIONS OF FUNDS

On April 16, 2007, the United States Securities and Exchange Commission issued an order ("Order") approving the substitution of shares of certain Funds held by the Separate Accounts in connection with the Contracts (the "Replaced Funds") with shares of certain Funds of the John Hancock Trust ("John Hancock Trust Funds"). As permitted by the Order, we have scheduled the following substitutions to become effective on May 3, 2007:


                REPLACED FUND:                              JOHN HANCOCK TRUST FUND:
                --------------                              ------------------------
AIM V.I. Utilities Fund                                Total Stock Market Index Trust
Alger American Balanced Portfolio                      Index Allocation Trust
Alger American Leveraged AllCap Portfolio              All Cap Core Trust
Credit Suisse Trust -Emerging Markets Portfolio        International Equity Index Trust B
Credit Suisse Trust-Global Small Cap Portfolio         International Equity Index Trust B
Dreyfus I.P. MidCap Portfolio                          Mid Cap Index Trust
The Dreyfus Socially Responsible Growth Fund           Quantitative All Cap Trust
DWS Bond VIP                                           Bond Index Trust A
DWS Capital Growth VIP                                 500 Index Trust B
DWS Global Opportunities VIP                           Global Trust
DWS Growth & Income VIP                                500 Index Trust B
DWS Health Care VIP                                    Total Stock Market Index Trust
DWS International VIP                                  International Value Trust
DWS Balanced VIP                                       Index Allocation Trust
DWS Blue Chip VIP                                      Total Stock Market Index Trust
DWS Davis Venture Value VIP                            Fundamental Value Trust
DWS Dreman High Return Equity VIP                      Quantitative All Cap Trust
DWS Dreman Small Cap Value VIP                         Small Cap Index Trust
DWS Global Thematic VIP                                Global Trust
DWS Government & Agency Securities VIP                 Money Market Trust B
DWS High Income VIP                                    Active Bond Trust
DWS International Select Equity VIP                    International Equity Index Trust B
DWS Janus Growth & Income VIP                          Quantitative All Cap Trust
DWS Large Cap Value VIP                                Quantitative Value Trust
DWS Mid Cap Growth VIP                                 Quantitative Mid Cap Trust
DWS Money Market VIP                                   Money Market Trust B

                                     1 of 11

REPLACED FUND:
DWS Small Cap Growth VIP
DWS Strategic Income VIP
DWS Technology VIP
DWS Turner Mid Cap Growth VIP
DWS RREEF Real Estate Securities VIP

JOHN HANCOCK TRUST FUND:
Small Cap Index Trust
Active Bond Trust
Total Stock Market Index Trust
Quantitative Mid Cap Trust
Real Estate Securities Trust

Prior to the May 3, 2007, and for 30 days thereafter, a Contract owner may transfer amounts allocated to a Variable Investment Option that invests in any of the Replaced Funds shown above (or in any of the corresponding John Hancock Trust Funds shown after the effective date of the scheduled substitutions) to any other available Variable Investment Option free of charge. Any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers (except with respect to restrictions to discourage frequent transfer activity as described in the Product Prospectuses).

We will send affected Contract owners a confirmation notice within five business days after the substitution.

TEMPORARY UNAVAILABILITY OF FUNDS

At the time of the scheduled substitutions, we will add additional Variable Investment Options to the Contracts. These additional Variable Investment Options are described the Product Prospectuses. Prior to May 4, 2007, however, these Variable Investment Options and the corresponding Funds of the John Hancock Trust will not be available under the Contracts. Accordingly, you will not be able to allocate Contract Value to Variable Investment Options that correspond to the following Funds of the John Hancock Trust until May 4, 2007:

JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Bond Index Trust A
Capital Appreciation Trust
Classic Value Trust
Core Equity Trust
Equity Income Trust
Financial Services Trust
Fundamental Value Trust
Global Allocation Trust
Global Bond Trust

JOHN HANCOCK TRUST
Global Trust
Health Sciences Trust
High Yield Trust
Income and Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Money Market Trust B Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust

JOHN HANCOCK TRUST
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Estate Securities Trust
Science and Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Value Trust
Strategic Bond Trust
Total Return Bond Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust

CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE. We restrict the Investment Options available under your Contract if you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. You may be further restricted from investing in the individual Variable Investment Options shown above on and after May 4, 2007 if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider. In addition, you will not be able to allocate Contract Value to the Model Allocation entitled "Fundamental Holdings of America" until May 4, 2007. Please see the "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" section in the Product Prospectuses for additional information.


                                     2 of 11

INFORMATION ABOUT THE REPLACED FUNDS

Replaced Fund Expenses

The following table describes the operating expenses for each of the Replaced Funds that we have scheduled for substitution, as a percentage of the Fund's average net assets for the fiscal year ending December 31, 2006. More detail concerning each Replacement Fund's fees and expenses is contained in the Fund's prospectus and in the notes following the table. (Expenses shown do not include Separate Account fees and other Contract charges described in the Product Prospectuses.)

                                                                                   ACQUIRED
                                                                                     FUND        TOTAL      CONTRACTUAL      NET
                                                    MANAGEMENT  12B-1    OTHER     FEES AND    OPERATING      EXPENSE     OPERATING
FUNDS                                                  FEES      FEES  EXPENSES  EXPENSES(1)  EXPENSES(1)  REIMBURSEMENT   EXPENSES
-----                                               ----------  -----  --------  -----------  -----------  -------------  ---------
AIM VARIABLE INSURANCE FUNDS (Series II Shares):
AIM V.I. Utilities Fund(2)                             0.60%    0.25%    0.36%      0.00%        1.21%         0.03%         1.18%

ALGER AMERICAN FUND (Class C Shares):
Alger American Balanced Portfolio                      0.71%    0.25%    0.15%        --         1.11%           --          1.11%
Alger American Leveraged AllCap Portfolio(3)           0.81%    0.25%    0.17%        --         1.23%         0.35%        1.195%

CREDIT SUISSE TRUST:
Emerging Markets Portfolio(4)                          1.20%      --     0.35%        --         1.55%           --          1.55%
Global Small Cap Portfolio(5)                          1.25%      --     0.31%      0.16%        1.72%           --          1.72%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. MidCap Portfolio, Service Class(6)        0.75%    0.25%    0.05%      0.01%        1.06%           --          1.06%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Service Class                                          0.75%    0.25%    0.08%        --         1.08%           --          1.08%

DWS VARIABLE SERIES I (Class B Shares):
DWS Bond VIP(7,8)                                      0.49%    0.25%    0.30%        --         1.04%           --          1.04%
DWS Capital Growth VIP(7, 9 and 10)                    0.46%    0.25%    0.10%        --         0.81%           --          0.81%
DWS Global Opportunities VIP(7, 8)                     0.99%    0.25%    0.27%        --         1.51%           --          1.51%
DWS Growth & Income VIP(7, 9 and 11)                   0.48%    0.25%    0.14%        --         0.87%           --          0.87%
DWS Health Care VIP(7, 8)                              0.77%    0.25%    0.26%        --         1.28%           --          1.28%
DWS International VIP(7, 9 and 12)                      0.84%    0.25%    0.25%        --         1.34%           --          1.34%

DWS VARIABLE SERIES II (Class B Shares):
DWS Balanced VIP(13)                                   0.42%    0.25%    0.22%        --         0.89%           --          0.89%
DWS Blue Chip VIP(14)                                  0.64%    0.25%    0.19%        --         1.08%           --          1.08%
DWS Davis Venture Value VIP(15)                        0.94%    0.25%    0.21%        --         1.40%           --          1.40%
DWS Dreman High Return Equity VIP(16)                  0.73%    0.25%    0.13%        --         1.11%           --          1.11%
DWS Dreman Small Mid Cap Value VIP(14)                 0.73%    0.25%    0.17%        --         1.15%           --          1.15%
DWS Global Thematic VIP(15)                            1.00%    0.25%    0.51%        --         1.76%           --          1.76%


                                     3 of 11

                                                                                   ACQUIRED
                                                                                     FUND        TOTAL      CONTRACTUAL      NET
                                                    MANAGEMENT  12B-1    OTHER     FEES AND    OPERATING      EXPENSE     OPERATING
FUNDS                                                  FEES      FEES  EXPENSES  EXPENSES(1)  EXPENSES(1)  REIMBURSEMENT   EXPENSES
-----                                               ----------  -----  --------  -----------  -----------  -------------  ---------
DWS Government & Agency Securities VIP(14)             0.55%    0.25%    0.27%        --         1.07%           --          1.07%
DWS High Income VIP(14)                                0.59%    0.25%    0.26%        --         1.10%           --          1.10%
DWS International Select Equity VIP(14)                0.75%    0.25%    0.26%        --         1.26%           --          1.26%
DWS Janus Growth & Income VIP                          0.75%    0.25%    0.24%        --         1.24%           --          1.24%
DWS Large Cap Value VIP(14)                            0.74%    0.25%    0.21%        --         1.20%           --          1.20%
DWS Mid Cap Growth VIP(15)                             0.75%    0.25%    0.42%        --         1.42%           --          1.42%
DWS Money Market VIP(17)                               0.39%    0.25%    0.15%        --         0.79%           --          0.79%
DWS Small Cap Growth VIP(13)                           0.64%    0.25%    0.20%        --         1.09%           --          1.09%
DWS Strategic Income VIP(14)                           0.65%    0.25%    0.34%        --         1.24%           --          1.24%
DWS Technology VIP                                     0.75%    0.25%    0.28%        --         1.28%           --          1.28%
DWS Turner Mid Cap Growth VIP                          0.80%    0.25%    0.32%        --         1.37%           --          1.37%

DWS VIT FUNDS (Class B Shares):
DWS RREEF Real Estate Securities VIP(18)               1.00%    0.25%    0.43%        --         1.68%           --          1.68%

NOTES TO REPLACED FUND EXPENSE TABLE:

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The impact of the Acquired Fund Fees and Expenses are included in the total returns of the Fund. Acquired Fund Fees and Expenses may be estimated, not actual, amounts based on the Fund's current fiscal year.

(2) The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.18% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.

(3) Effective December 1, 2006 through November 30, 2011, the Fund's manager has contractually agreed to waive 0.35% of its advisory fees.

(4) Effective October 1, 2006, the Fund pays a management fee that consists of two components: (1) a monthly base management fee calculated by applying a fixed rate of 1.20% (Base Fee") plus or minus (2) a performance fee adjustment calculated by applying a variable rate of up to 0.20% (positive or negative) to average daily net assets during the applicable performance measurement period. The performance fee adjustment will go into effect on October 1, 2007. "Management fee" shown for this Fund has been restated to show the Fund's new fee schedule.

(5) The Fund incurred fees and expenses during the 2006 fiscal year due to its investment in private funds that invest in private equity and venture-capital companies ("Private Funds"). The Fund does not intend to invest in Private Funds in the 2007 fiscal year.


(6) The Dreyfus Corporation has agreed, until December 31, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses do not exceed (excluding taxes, brokerage commissions, extraordinary expenses and commitment fees on borrowings) 0.90 of 1%.


(7) Amounts shown are restated on an annualized basis to reflect fee changes which took effect on June 1, 2006. Includes 0.10% administration fee.

(8) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary


                                     4 of 11
     to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share classes: DWS Bond VIP (1.00%), DWS Global Opportunities VIP (1.52%) and DWS Health Care VIP (1.54%).

(9) Pursuant to their respective agreements with DWS Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names for B share classes: DWS Capital Growth VIP (0.86%), DWS Growth & Income VIP (0.87%) and DWS International VIP (1.34%).

(10) Restated on an annualized basis to reflect acquisition of Janus Growth Opportunities VIP, Oak Strategic Equity VIP and All Cap Growth VIP on December 11, 2006.

(11) Restated on an annualized basis to reflect acquisition of Mercury Large Cap Core VIP on December 11, 2006.

(12) Restated on an annualized basis to reflect acquisition of Templeton Foreign Value VIP on December 11, 2006.

(13) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2008, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names for B share classes: DWS Balanced VIP (.89%), DWS Small Cap Growth VIP (1.09%).

(14) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.

(15) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through September 30, 2007, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names for B share-classes: DWS Davis Venture Value VIP (1.29%), DWS Global Thematic VIP (1.52%), DWS Mid Cap Growth VIP (1.30%).

(16) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Portfolio for B share-classes to 1.15%. Amounts shown are restated on an annualized basis to reflect acquisition of MFS Strategic Value VIP and Dreman Financial Services VIP on September 15, 2006.

(17) Management fees have been restated to reflect the new fee schedule effective November 6, 2006. Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through November 3, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Portfolio for the B share-class to 0.79%). Amounts shown are restated on an annualized basis to reflect acquisition of Money Market (Series I) VIP on November 3, 2006.

(18) Includes 0.10% administration fee. Through September 30, 2007, the Fund's advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the Fund's operating expenses at 1.39% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, proxy and organization and offering expenses.

General Information about the Replaced Funds

We revise the Product Prospectuses to provide the following general information about the Replaced Funds:

THE REPLACED FUNDS IN THE SEPARATE ACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, these Funds also may be available through participation in certain qualified pension or retirement plans.

The Replaced Funds' managers may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Supplement with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE REPLACED FUNDS HELD IN OUR SEPARATE ACCOUNTS.

The fee table information in this Supplement shows the investment management fees, Rule 12b-1 fees and other operating expenses for the Replaced Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of these Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Variable Investment Options using these Funds.

The Replaced Funds are part of the open-end management investment company shown in bold in the fee table information in this Supplement. The Replaced Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Replaced Fund's assets and paid for the services we or our affiliates provide to that Fund. Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.


                                     5 of 11

You bear the investment risk of any Replaced Fund used as a Variable Investment Option for your Contract.

Information about the Replaced Funds' Managers and Investment Objectives

We supplement the Product Prospectuses to provide a general description about the Replaced Funds' managers and investment objectives. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in a Replaced Fund in the prospectus for that Fund.

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

AIM ADVISORS, INC.:

   AIM V.I. Utilities Fund       Seeks growth of capital. It also seeks current
                                 income. The fund invests primarily in equity
                                 securities that rise in price faster than other
                                 securities as well as in options and other
                                 instruments. The fund normally invests at least
                                 80% of its net assets in companies engaged in
                                 utilities-related industries. To do this, the
                                 Fund invests in common stocks of U.S. companies
                                 with durable business models that can be
                                 purchased at attractive valuations relative to
                                 their intrinsic value.

FRED ALGER MANAGEMENT, INC.:

   Alger American Balanced       Seeks current income and long-term capital
   Portfolio                     appreciation. To do this, the portfolio focuses
                                 on stocks of companies that demonstrate growth
                                 potential and on fixed-income securities, with
                                 emphasis on income-producing securities that
                                 appear to have potential for capital
                                 appreciation.

   Alger American Leveraged      Seeks long-term capital appreciation. To do
   AllCap Portfolio              this, the portfolio invests in the equity
                                 securities of companies of any size that
                                 demonstrate promising growth potential. The
                                 portfolio can leverage, that is, borrow money
                                 to increase its returns.

CREDIT SUISSE ASSET MANAGEMENT, LLC:

   Credit Suisse Trust -         Seeks long-term growth of capital. To do this,
   Emerging Markets Portfolio    the Fund invests at least 80% of its net
                                 assets, plus any borrowings for investment
                                 purposes, in foreign equity services and
                                 focuses on the world's less developed
                                 countries.

   Credit Suisse Trust-Global    Seeks long-term growth of capital. To do this,
   Small Cap Portfolio           the Fund invests at least 80% of its net
                                 assets, plus any borrowings for investment
                                 purposes, in equity securities of small
                                 companies from at least three countries,
                                 including the U.S. The Fund intends to invest
                                 at least 30% of assets in non-U.S. companies
                                 and may invest up to 20% of its net assets in
                                 emerging markets securities.

THE DREYFUS CORPORATION:

   Dreyfus I.P. MidCap Stock     Seeks investment results that are greater than
   Portfolio                     the total return performance of publicly traded
                                 common stocks of medium-size domestic companies
                                 in the aggregate, as represented by the
                                 Standard & Poor's MidCap 400(R) Index (S&P
                                 400). To do this, the portfolio normally
                                 invests at least 80% of its assets in such
                                 stocks.

   Dreyfus Socially              Seeks to provide capital growth, with current
   Responsible Growth Fund,      income as a secondary goal. To do this, the
   Inc.                          Fund invests at least 80% of its assets in the
                                 common stocks of companies that meet
                                 traditional investment standards and conduct
                                 their business in a manner that contributes to
                                 the enhancement of the quality of life in
                                 America.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.:

   DWS Bond VIP                  Seeks to maximize total return consistent with
                                 preservation of capital and prudent investment
                                 management, by investing for both current
                                 income and capital appreciation. To do this,
                                 the Fund invests at least 80% of net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in bonds of any maturity.

   DWS Capital Growth VIP        Seeks to provide long-term growth of capital.
                                 To do this, the Fund normally invests at least
                                 65% of total assets in common stocks of US
                                 companies.

   DWS Global Opportunities      Seeks above-average capital appreciation over
   VIP                           the long term. To do this, the Fund invests at
                                 least 65% of total assets in common stocks and
                                 other equities of small companies throughout


                                     6 of 11

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

                                 the world.

   DWS Growth & Income VIP       Seeks long-term growth of capital, current
                                 income and growth of income. To do this, the
                                 Fund invests at least 65% of total assets in
                                 equities, mainly common stocks. Although the
                                 Fund can invest in companies of any size and
                                 from any country, it invests primarily in large
                                 US companies.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. - CONTINUED:

   DWS Health Care VIP           Seeks long-term growth of capital by investing
                                 at least 80% of total assets, plus the amount
                                 of any borrowings for investment purposes, in
                                 common stocks of companies in the health care
                                 sector.

   DWS International VIP         Seeks long-term growth of capital primarily
                                 through diversified holdings of marketable
                                 foreign equity investments. To do this, the
                                 Fund invests mainly in common stocks of
                                 established companies in countries with
                                 developed economies.

   DWS Balanced VIP              Seeks high total return, a combination of
                                 income and capital appreciation. To do this,
                                 the Fund follows a flexible investment program,
                                 investing in a mix of growth and value stocks
                                 of large and small capitalization companies and
                                 bonds.

   DWS Blue Chip VIP             Seeks growth of capital and income. To do this,
                                 the Fund invests at least 80% of net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in common stocks of large
                                 US "blue chip" companies.

   DWS Davis Venture Value VIP   Seeks growth of capital. To do this, the Fund
                                 invests primarily in common stock of US
                                 companies with market capitalizations of at
                                 least $5 billion.

   DWS Dreman High Return        Seeks to achieve a high rate of total return.
   Equity VIP                    To do this, the Fund invests at least 80% of
                                 net assets, plus the amount of any borrowings
                                 for investment purposes, in common stocks and
                                 other equity securities. The Fund focuses on
                                 stocks of large US companies that are
                                 undervalued.

   DWS Dreman Small Mid Cap      Seeks long-term capital appreciation. To do
   Value VIP                     this, the Fund invests at least 80% of net
                                 assets, plus the amount of any borrowings for
                                 investment purposes, in undervalued common
                                 stocks of small and mid-size US companies.

   DWS Global Thematic VIP       Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of net assets, plus
                                 the amount of any borrowings for investment
                                 purposes, in common stocks and other equities
                                 of "blue chip" companies throughout the world.

   DWS Government & Agency       Seeks high current income consistent with
   Securities VIP                preservation of capital. To do this, the Fund
                                 invests at least 80% of net assets, plus the
                                 amount of any borrowings for investment
                                 purposes, in US government securities and
                                 repurchase agreements of US government
                                 securities.

   DWS High Income VIP           Seeks to provide a high level of current
                                 income. To do this, the Fund generally invests
                                 at least 65% of net assets, plus the amount of
                                 any borrowings for investment purposes, in junk
                                 bonds. The Fund may invest up to 50% of total
                                 assets in bonds denominated in US dollars or
                                 foreign currencies from foreign issuers.

   DWS International Select      Seeks capital appreciation. To do this, the
   Equity VIP                    Fund invests at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in equity securities and
                                 other securities with equity characteristics.

   DWS Janus Growth & Income     Seeks long-term capital growth and current
   VIP                           income. To do this, it may invest up to 75% of
                                 its total assets in equity securities selected
                                 primarily for their growth potential and at
                                 least 25% of its total assets in securities
                                 with income potential.

   DWS Large Cap Value VIP       Seeks to achieve a high rate of total return.
                                 To do this, the Fund invests at least 80% of
                                 net assets, plus the amount of any borrowings
                                 for investment purposes, in common stocks and
                                 other equity securities of large US companies
                                 that are undervalued.

   DWS Mid Cap Growth VIP        Seeks long-term capital growth. To do this, the
                                 Fund invests at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes, in mid cap companies or
                                 securities with equity characteristics that
                                 provide exposure to those companies.

   DWS Money Market VIP          Seeks maximum current income to the extent
                                 consistent with stability of principal. To do
                                 this, the Fund pursues its goal by investing
                                 exclusively in high quality short-term
                                 securities, as well as certain repurchase
                                 agreements that are backed by high-quality
                                 securities.

   DWS Small Cap Growth VIP      Seeks maximum appreciation of investors'
                                 capital. To do this, the Fund invests at least
                                 80% of net assets, plus the amount of any
                                 borrowings for investment purposes, in small
                                 capitalization stocks.

   DWS Strategic Income VIP      Seeks a high current return. To do this, the
                                 Fund invests mainly in bonds issued by US and
                                 foreign corporations and governments. The Fund
                                 may invest up to 100% of total assets in either


                                     7 of 11

              REPLACED FUNDS - MANAGERS AND INVESTMENT DESCRIPTIONS
  (We show the name of the Fund's manager in bold above the name of the Fund.)
     The Replaced Funds may be restricted if you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider.
                  (See "Restrictions on Replaced Funds" below.)

                                 investment-grade bonds or in junk bonds. The
                                 Fund may invest up to 50% of total assets in foreign bonds. The Fund may also invest in emerging markets securities and dividend-paying common stocks.

   DWS Technology VIP            Seeks growth of capital. To do this, the Fund
                                 invests at least 80% of net assets, plus the
                                 amount of any borrowings for investment
                                 purposes, in common stocks of companies in the
                                 technology sector. The portfolio may invest in
                                 companies of any size and may invest up to 35%
                                 of its net assets in foreign securities.

   DWS Turner Mid Cap Growth     Seeks capital appreciation. To do this, the
   VIP                           Fund invests in common stocks and other equity
                                 securities of US companies with medium market
                                 capitalizations that have strong earnings
                                 growth potential.

   DWS RREEF Real Estate         Seeks long-term capital appreciation and
   Securities VIP                current income. To do this, the Fund invests
                                 primarily in real estate securities. The Fund
                                 intends to keep at least 80% of its net assets,
                                 plus the amount of any borrowings for
                                 investment purposes in equity securities of
                                 REITs and real estate companies.

RESTRICTIONS ON REPLACED FUNDS

We restrict the Investment Options available under your Contract if you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. Please see the "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" section in the Product Prospectuses for information about these restrictions.

Available Individual Investment Options

You should review the Product Prospectuses carefully for information about available individual Investment Options that will be available after the scheduled substitutions take place. We revise the section in the Product Prospectuses entitled "Investment Options Under Guaranteed Minimum Withdrawal Benefit Riders" to list the individual Investment Options available from May 1 through May 3, 2007:

JOHN HANCOCK TRUST LIFESTYLE INVESTMENT OPTIONS:

     -    American Asset Allocation Trust

     -    Franklin Templeton Founding Allocation Trust

     -    Lifestyle Growth Trust

     -    Lifestyle Balanced Trust

     -    Lifestyle Moderate Trust

     -    Lifestyle Conservative Trust

DWS ASSET ALLOCATION INVESTMENT OPTIONS:

     -    DWS Income Allocation

     -    DWS Conservative Allocation

     -    DWS Moderate Allocation

     -    DWS Growth Allocation

     -    DWS Money Market VIP

For more information regarding the Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see "Information about the Replaced Funds" above, the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Product Prospectuses, as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds, by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.


                                     8 of 11

Available Model Allocations

You should review the Product Prospectuses carefully for information about Model Allocations that will be available after the scheduled substitutions take place. You will not be able to allocate Contract Value to the Model Allocation entitled "Fundamental Holdings of America" until May 4, 2007.


RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. Please review the Product Prospectus carefully to determine if you qualify to invest in a Restricted Model Allocation, and the limitations we impose if you are invested in a Restricted Model Allocation. We revise the list of Restricted Model Allocations shown in the Product Prospectuses to indicate the percentage allocation of each Fund with the Model Allocation from May 1 to May 3, as follows:


                        Percentage of
Model Allocation Name     Allocation                    Fund Name
---------------------   -------------   ----------------------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                            64.00%      DWS Core Fixed Income VIP
                             5.00%      DWS High Income VIP
                             5.00%      DWS Strategic Income VIP
                             4.00%      DWS Capital Growth VIP
                             4.00%      DWS Dreman High Return Equity VIP
                             3.00%      DWS International VIP
                             3.00%      DWS Janus Growth & Income VIP
                             2.00%      DWS Blue Chip VIP
                             2.00%      DWS Growth & Income VIP
                             2.00%      DWS RREEF Real Estate Securities VIP
                             1.00%      DWS Large Cap Value VIP
                             1.00%      DWS Global Opportunities VIP
                             1.00%      DWS International Select Equity VIP
                             1.00%      DWS Small Cap Growth VIP
                             1.00%      DWS Davis Venture Value VIP
                             1.00%      DWS Dreman Small Cap Value VIP

GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                            14.00%      DWS International VIP
                            17.00%      DWS Capital Growth VIP
                            16.00%      DWS Dreman High Return Equity VIP
                            11.00%      DWS Core Fixed Income VIP
                             8.00%      DWS Davis Venture Value VIP
                             6.00%      DWS Growth & Income VIP
                             5.00%      DWS Blue Chip VIP
                             5.00%      DWS Janus Growth & Income VIP
                             4.00%      DWS RREEF Real Estate Securities VIP
                             3.00%      DWS Large Cap Value VIP
                             3.00%      DWS Dreman Small Cap Value VIP
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS Small Cap Growth VIP
                             1.00%      DWS High Income VIP
                             1.00%      DWS Strategic Income VIP

GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                            32.00%      DWS Core Fixed Income VIP
                            13.00%      DWS Capital Growth VIP
                             9.00%      DWS International VIP
                            11.00%      DWS Dreman High Return Equity VIP
                             4.00%      DWS Blue Chip VIP
                             4.00%      DWS Growth & Income VIP
                             4.00%      DWS Davis Venture Value VIP
                             4.00%      DWS Janus Growth & Income VIP
                             3.00%      DWS Large Cap Value VIP
                             3.00%      DWS High Income VIP
                             3.00%      DWS RREEF Real Estate Securities VIP


                                    9 of 11

                        Percentage of
Model Allocation Name     Allocation                    Fund Name
---------------------   -------------   ----------------------------------------
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS Small Cap Growth VIP
                             2.00%      DWS Strategic Income VIP
                             2.00%      DWS Dreman Small Cap Value VIP

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                            46.00%      DWS Core Fixed Income VIP
                             8.00%      DWS Capital Growth VIP
                             9.00%      DWS Dreman High Return Equity VIP
                             6.00%      DWS International VIP
                             4.00%      DWS High Income VIP
                             4.00%      DWS Janus Growth & Income VIP
                             3.00%      DWS Blue Chip VIP
                             3.00%      DWS Growth & Income VIP
                             3.00%      DWS Strategic Income VIP
                             3.00%      DWS Davis Venture Value VIP
                             2.00%      DWS Large Cap Value VIP
                             2.00%      DWS Global Opportunities VIP
                             2.00%      DWS International Select Equity VIP
                             2.00%      DWS RREEF Real Estate Securities VIP
                             2.00%      DWS Dreman Small Cap Value VIP
                             1.00%      DWS Small Cap Growth VIP

GROWTH FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            45.00%      DWS Capital Growth VIP
                            15.00%      DWS Janus Growth & Income VIP

SECTOR FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Health Care VIP
                            15.00%      DWS RREEF Real Estate Securities VIP
                            15.00%      DWS Technology VIP
                            15.00%      DWS Dreman High Return Equity

US ALL-CAPITALIZATION:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Capital Growth VIP
                            15.00%      DWS Small Cap Growth VIP
                            15.00%      DWS Dreman High Return Equity
                            15.00%      DWS Turner Mid Cap Growth VIP

VALUE FOCUS:
                            40.00%      DWS Core Fixed Income VIP
                            15.00%      DWS Large Cap Value VIP
                            15.00%      DWS Davis Venture Value VIP
                            30.00%      DWS Dreman High Return Equity VIP

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "Information about the Replaced Funds" above, the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Product Prospectuses, as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds by contacting the respective Annuities


                                    10 of 11

Service Center in the Product Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.

ADDITIONAL PERMITTED SUBSTITUTIONS OF FUNDS


The Order permits us to make additional substitutions of shares held by the Separate Accounts of certain other "Existing Funds" with shares of certain other "Replacement Funds" of the John Hancock Trust. WE HAVE NOT SCHEDULED THESE SUBSTITUTIONS AS OF THE DATE OF THIS SUPPLEMENT, AND PROVIDE NO ASSURANCE WHEN, OR IF, SUCH PERMITTED SUBSTITUTIONS WILL OCCUR. These additional permitted substitutions are as follows:


             PERMITTED REPLACEMENT FUND                                   EXISTING FUND
             --------------------------                                   -------------
JHT Lifestyle Balanced Trust - Series II Class        DWS Moderate Allocation VIP - Series II, Class B
JHT Lifestyle Growth Trust - Series II Class          DWS Growth Allocation VIP - Series II, Class B
JHT Lifestyle Moderate Trust - Series II Class        DWS Conservative Allocation VIP - Series II, Class B
JHT Investment Quality Bond Trust - Series II Class   DWS Core Fixed Income VIP - Series II, Class B

0506:WMRK-1
0506:WMRK1NY
0506:ML3-1
0506:ML3-1NY

033-79112 C000007850
333-70728 C000007840
333-70730 C000007842
333-70850 C000007846
333-83558 C000007852


                                    11 of 11

                                                    Prospectus dated May 1, 2007


                                     [LOGO]

                           Wealthmark Variable Annuity

                           PREVIOUSLY ISSUED CONTRACTS


This Prospectus describes interests in WEALTHMARK flexible Purchase Payment deferred combination fixed and variable annuity contracts (singly, a "Contract" and collectively, the "Contracts") that were previously issued by JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("John Hancock USA") in all jurisdictions except New York, or by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York. These Contracts are no longer offered for sale, however, you may make additional Purchase Payments as permitted under your Contract. Unless otherwise specified, "we," "us," "our," or a "Company" refers to the applicable issuing Company of a Contract. You, the Contract Owner, should refer to the first page of your Wealthmark Variable Annuity Contract for the name of your issuing Company.



VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Sub-Accounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Sub-Account invests in one of the following Funds that corresponds to one of the Variable Investment Options that we make available on the date of this Prospectus.



JOHN HANCOCK TRUST
500 Index Trust B
Active Bond Trust
All Cap Core Trust
American Asset Allocation Trust
American Bond Trust
American Growth Trust
American Growth-Income Trust
American International Trust
Blue Chip Growth Trust
Bond Index Trust A
Capital Appreciation Trust
Classic Value Trust
Core Equity Trust
Equity Income Trust
Financial Services Trust
Franklin Templeton Founding Allocation Trust
Fundamental Value Trust
Global Allocation Trust
Global Bond Trust
Global Trust
Health Sciences Trust

JOHN HANCOCK TRUST
High Yield Trust
Income and Value Trust
Index Allocation Trust
International Core Trust
International Equity Index Trust B
International Opportunities Trust
International Small Cap Trust
International Value Trust
Investment Quality Bond Trust
Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Mid Cap Index Trust
Mid Cap Stock Trust
Money Market Trust B Trust
Natural Resources Trust
Pacific Rim Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust

JOHN HANCOCK TRUST
Real Estate Securities Trust
Science and Technology Trust
Small Cap Growth Trust
Small Cap Index Trust
Small Cap Opportunities Trust
Small Cap Value Trust
Small Company Value Trust
Strategic Bond Trust
Total Return Bond Trust
Total Stock Market Index Trust
U.S. Government Securities Trust
U.S. Large Cap Trust
Value Trust
DWS SCUDDER FUNDS
DWS Conservative Allocation VIP
DWS Core Fixed Income VIP
DWS Equity 500 Index VIP
DWS Growth Allocation VIP
DWS Moderate Allocation VIP

CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY, ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE SEPARATE ACCOUNTS AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING. THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


If you purchased a John Hancock New York Contract, you may have elected a "Payment Credit" Rider for an extra fee. If you did, John Hancock New York will add a Payment Credit of at least 4% of each Purchase Payment that you make under your Contract. Expenses (including withdrawal charges) for a Contract which has a Payment Credit Rider may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Credit Rider. The amount of the Payment Credit Rider may, over time, be more than offset by the additional fees and charges associated with the Payment Credit Rider.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)                       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
ANNUITIES SERVICE CENTER         MAILING ADDRESS                   ANNUITIES SERVICE CENTER         MAILING ADDRESS
601 Congress Street              Post Office Box 55230             601 Congress Street              Post Office Box 55013
Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5230  Boston, Massachusetts 02210-2805 Boston, Massachusetts 02205-5013
(617) 663-3000 or                www.jhannuities.com               (877) 391-3748 or                www.jhannuitiesnewyork.com
(800) 344-1029                                                     (800) 551-2078

                                Table of Contents


I. GLOSSARY OF SPECIAL TERMS..................................................    1
II. OVERVIEW..................................................................    3
III. FEE TABLES...............................................................    7
   EXAMPLES...................................................................    9
   FUNDS......................................................................   10
   FEEDER FUND................................................................   13
   MASTER FUND................................................................   13
             Total                                                               13
             Operating                                                           13
             Other                                                               13
             Total                                                               13
             Feeder Fund                                                         13
             Expenses                                                            13
IV. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE FUNDS.........   15
   THE COMPANIES..............................................................   15
   THE SEPARATE ACCOUNTS......................................................   16
   THE FUNDS..................................................................   16
   VOTING INTEREST............................................................   25
V. DESCRIPTION OF THE CONTRACT................................................   26
   ELIGIBLE PLANS.............................................................   26
   ELIGIBLE GROUPS............................................................   26
   ACCUMULATION PERIOD PROVISIONS.............................................   26
     Purchase Payments........................................................   26
     Payment Credit...........................................................   27
     Accumulation Units.......................................................   28
     Value of Accumulation Units..............................................   28
     Net Investment Factor....................................................   28
     Transfers Among Investment Options.......................................   28
     Maximum Number of Investment Options.....................................   29
     Telephone and Electronic Transactions....................................   30
     Special Transfer Services-Dollar Cost
     Averaging Program........................................................   30
     Special Transfer Services - Asset Rebalancing Program....................   31
     Withdrawals..............................................................   31
     Special Withdrawal Services - The Income Plan............................   32
     Optional Guaranteed Minimum Withdrawal Benefits..........................   32
     Death Benefits During Accumulation Period................................   32
     Optional Enhanced Death Benefits.........................................   34
   PAY-OUT PERIOD PROVISIONS..................................................   34
     General..................................................................   34
     Annuity Options..........................................................   34
     Determination of Amount of the First Variable Annuity Benefit Payment....   37
     Annuity Units and the Determination of Subsequent Variable Annuity
     Payments.................................................................   37
     Transfers During Pay-out Period..........................................   37
     Death Benefit During Pay-out Period......................................   37
     Optional Guaranteed Minimum Income Benefits..............................   37
   OTHER CONTRACT PROVISIONS..................................................   38
     Right to Review..........................................................   38
     Ownership................................................................   38
     Annuitant................................................................   39
     Beneficiary..............................................................   39
     Modification.............................................................   39
     Our Approval.............................................................   39
     Misstatement and Proof of Age, Sex or Survival...........................   39
   FIXED INVESTMENT OPTIONS...................................................   40
VI. CHARGES AND DEDUCTIONS....................................................   42
   WITHDRAWAL CHARGES.........................................................   42
   ANNUAL CONTRACT FEE........................................................   43
   ASSET-BASED CHARGES........................................................   43
     Daily Administration Fee.................................................   43
     Mortality and Expense Risks Fee..........................................   44
   REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS.........................   44
   PREMIUM TAXES..............................................................   45
VII. FEDERAL TAX MATTERS......................................................   46
   INTRODUCTION...............................................................   46
   OUR TAX STATUS.............................................................   46
   SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS...............................   46
   NON-QUALIFIED CONTRACTS....................................................   46
     Undistributed Gains......................................................   46
     Taxation of Annuity Payments.............................................   47
     Surrenders, Withdrawals and Death Benefits...............................   47
     Taxation of Death Benefit Proceeds.......................................   47
     Penalty Tax on Premature Distributions...................................   48
     Puerto Rico Non-Qualified Contracts......................................   48
     Diversification Requirements.............................................   48
   QUALIFIED CONTRACTS........................................................   49
     Penalty Tax on Premature Distributions...................................   50
     Tax-Free Rollovers.......................................................   50
     Loans....................................................................   51
     Puerto Rico Contracts Issued to Fund Retirement Plans....................   51
   SEE YOUR OWN TAX ADVISER...................................................   51
VIII. GENERAL MATTERS.........................................................   52
   ASSET ALLOCATION SERVICES..................................................   52
   RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM...................   52
   DISTRIBUTION OF CONTRACTS..................................................   52
     Standard Compensation....................................................   52
     Revenue Sharing and Additional Compensation..............................   53
     Differential Compensation................................................   53
   CONFIRMATION STATEMENTS....................................................   54
   REINSURANCE ARRANGEMENTS...................................................   54
APPENDIX A: EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE......................  A-1
APPENDIX B: QUALIFIED PLAN TYPES..............................................  B-1
APPENDIX C: OPTIONAL ENHANCED DEATH BENEFITS..................................  C-1
APPENDIX D: OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFITS...................  D-1
   INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS......  D-6
APPENDIX E: OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS.......................  E-1
APPENDIX U: TABLES OF ACCUMULATION UNIT VALUES................................  U-1

We provide additional information about the Contracts and the Separate Accounts, including information on our history, the accumulation unit value tables, services provided to the Separate Account and legal and regulatory matters, in Statements of Additional Information. We filed the Statement of Additional Information with the SEC on the same date as this Prospectus, and incorporate it herein by reference. You may obtain a copy of the current Statement of Additional Information applicable to your Contract without charge upon request by contacting us at the Annuities Service Center shown on the first page of this Prospectus. The SEC also maintains a Web site (http://www.sec.gov) that contains the Statements of Additional Information and other information about us, the Contracts and the Separate Accounts. We list the Table of Contents of the Statements of Additional Information below.


JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

Statement of Additional Information
Table of Contents


General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
            Independent Registered Public Accountant........................      3
            Servicing Agent.................................................      3
            Principal Underwriter...........................................      3
            Special Compensation and Reimbursement Arrangements.............      4
Legal and Regulatory Matters................................................      5
Appendix A: Audited Financial Statements....................................    A-1


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A

Statement of Additional Information
Table of Contents


General Information and History.............................................      3
Accumulation Unit Value Tables..............................................      3
Services....................................................................      3
            Independent Registered Public Accountant........................      3
            Servicing Agent.................................................      3
            Principal Underwriter...........................................      3
            Special Compensation and Reimbursement Arrangements.............      4
Legal and Regulatory Matters................................................      5
Appendix A:  Audited Financial Statements...................................    A-1

                          I. Glossary of Special Terms


The following terms as used in this Prospectus have the indicated meanings. We also define other terms in specific sections of this Prospectus.


ACCUMULATION PERIOD: The period between the issue date of the Contract and its Maturity Date.



ANNUITANT: Any natural person or persons to whom annuity payments are made and whose life is used to determine the duration of annuity payments involving life contingencies. If the Contract Owner names more than one person as an "Annuitant", the second person named is referred to as "co-Annuitant". The "Annuitant" and "co-Annuitant" are referred to collectively as "Annuitant". The "Annuitant" is as designated on the Contract specification page or in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


ANNUITIES SERVICE CENTER: The mailing address of our service office is listed on the first page of this Prospectus. You can send overnight mail to us at 601 Congress Street, Boston, MA 02210-2805.


ANNUITY OPTION: The method selected by the Contract Owner (or as specified in the Contract if no selection is made) for annuity payments made by us.



ANNUITY UNIT: A unit of measure that is used after the election of an Annuity Option to calculate Variable Annuity payments.


BENEFICIARY: The person, persons or entity entitled to the death benefit under the Contract upon the death of a Contract Owner or, in certain circumstances, an Annuitant. The Beneficiary is as specified in the application, unless changed.

BUSINESS DAY: Any day on which the New York Stock Exchange is open for business.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: John Hancock USA or John Hancock New York.

CONTINGENT BENEFICIARY: The person, persons or entity to become the Beneficiary if the Beneficiary is not alive. The Contingent Beneficiary is as specified in the application, unless changed.

CONTRACT: The variable annuity contract offered by this Prospectus. If you purchased this annuity under a group contract, a "Contract" means the certificate issued to you under the group contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT DATE: The date of issue of the Contract.

CONTRACT VALUE: The total of the Investment Account values and, if applicable, any amount in the Loan Account attributable to the Contract.

CONTRACT YEAR: The period of twelve consecutive months beginning on the date as of which the Contract is issued, or any anniversary of that date.

DEBT: Any amounts in the Loan Account attributable to the Contract plus any accrued loan interest. The loan provision is applicable to certain Qualified Contracts only.

FIXED ANNUITY: An Annuity Option with payments for a set dollar amount that we guarantee.

FIXED INVESTMENT OPTION: An Investment Option in which a Company guarantees the principal value and the rate of interest credited to the Investment Account for the term of any guarantee period.


FUND: A series of a registered open-end management investment company which corresponds to a Variable Investment Option.


GENERAL ACCOUNT: All of a Company's assets, other than assets in its Separate Account and any other separate accounts it may maintain.

INVESTMENT ACCOUNT: An account we establish for you which represents your interests in an Investment Option during the Accumulation Period.

INVESTMENT OPTIONS: The investment choices available to Contract Owners.

JOHN HANCOCK NEW YORK: John Hancock Life Insurance Company of New York.

JOHN HANCOCK USA: John Hancock Life Insurance Company (U.S.A.).

LOAN ACCOUNT: The portion of our General Account that we use as collateral for a loan under certain Qualified Contracts.


MATURITY DATE: The date on which the Pay-out Period commences and we begin to make annuity payments to the Annuitant. The Maturity Date is the date specified on the Contract specifications page, unless changed.


NON-QUALIFIED CONTRACT: Contract which is not issued under a Qualified Plan.

OWNER OR CONTRACT OWNER ("YOU"): The person, persons (co-Owner) or entity entitled to all of the Ownership rights under the Contract. References in this Prospectus to Contract Owners are typically by use of "you". The Owner has the legal right to make all changes in contractual designations where specifically permitted by the Contract. The Owner is as specified in the application, unless changed. The Annuitant becomes the Owner of the Contract during the Pay-out Period.


PAY-OUT PERIOD: The period when we make annuity payments to you following the Maturity Date.


PROSPECTUS: This Prospectus that describes interests in the Contracts.

PURCHASE PAYMENT: An amount you pay to us for the benefits provided by the Contract.

QUALIFIED CONTRACT: A Contract issued under a Qualified Plan.

QUALIFIED PLANS: A retirement plan that receives favorable tax treatment under
Section 401, 403, 408 (IRAs), 408A (Roth IRAs) or 457 of the Code.

RIDER: An optional benefit that you may elect for an additional charge.


SEPARATE ACCOUNT: John Hancock Life Insurance Company (U.S.A.) Separate Account H or John Hancock Life Insurance Company of New York Separate Account A, as applicable. A Separate Account is a segregated asset account of a company that is not commingled with the general assets and obligations of the company.


SUB-ACCOUNT: A sub-account of a Separate Account. Each Sub-Account invests in shares of a specific Fund.

UNPAID LOAN: The unpaid amount (including any accrued interest) of loans a Qualified Contract Owner may have taken from us, using certain Contract Value as collateral.

VARIABLE ANNUITY: An Annuity Option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified Sub-Accounts.

VARIABLE INVESTMENT OPTION: An Investment Option corresponding to a Sub-Account of a Separate Account that invests in shares of a specific Fund.

                                  II. Overview


This overview tells you some key points you should know about the Contract. Because this is an overview, it does not contain all the information that may be important to you. You should read carefully this entire Prospectus, including its Appendices, your Contract and the Statement of Additional Information for more detailed information.

Insurance laws and regulations apply to us in every state in which our Contracts are sold. As a result, various terms and conditions of your Contract may vary from the terms and conditions described in this Prospectus, depending upon where you purchased a Contract. These variations will be reflected in your Contract or in a Rider attached to your Contract.

WHAT KIND OF CONTRACT IS DESCRIBED IN THIS PROSPECTUS?

Each Contract is a flexible Purchase Payment deferred combination fixed and variable annuity Contract between you and a Company. "Deferred payment" means payments by a Company begin on a future date under a Contract. "Variable" means your investment amounts in a Contract may increase or decrease in value daily based upon your investment choices. A Contract provides for the accumulation of your investment amounts and the payment of annuity benefits on a variable and/or fixed basis. Depending on state requirements, we may have issued the Contract under a master group contract.

We no longer offer the Contracts described in this Prospectus for sale; however, you may make additional Purchase Payments as permitted under your Contract.

WHO ISSUED MY CONTRACT?

Your Contract provides the name of the Company that issued your Contract. In general, John Hancock USA may have issued the Contract in any jurisdiction except New York. John Hancock New York issued the Contract only in New York. Each Company sponsors its own Separate Account.

WHAT ARE SOME BENEFITS OF THE CONTRACT?


The Contract offers tax-deferred treatment of earnings, a death benefit and annuity payments. In most cases, no income tax will have to be paid on your earnings under the Contract until these earnings are paid out. We will pay a death benefit to your Beneficiary if you die during the Accumulation Period. The amount of the death benefit will vary based on your age at death and how long the Contract has been issued to you. The death benefit amount will be less any amounts deducted in connection with partial withdrawals. We offer a variety of Fixed Annuity and Variable Annuity payment options. Periodic annuity payments will begin on the Maturity Date. You select the Maturity Date, the frequency of payment and the type of annuity benefit payment option. Annuity payments are made to the Annuitant.


HOW DOES THE CONTRACT WORK?


Under the Contract, you make one or more Purchase Payments to a Company for a period of time, known as the Accumulation Period. Later, beginning on the Contract's Maturity Date, that Company makes one or more annuity payments under the Contract, known as the Pay-out Period. Your Contract Value during the Accumulation Period and the amounts of annuity payments during the Pay-out Period may either be variable or fixed, depending upon your investment choices.


HOW CAN I INVEST MONEY IN THE CONTRACT?

We use the term Purchase Payments to refer to the investments you make in the Contract. The below table shows the required minimum amount you initially paid for the Contract. The table also shows the required minimum amount for subsequent Purchase Payments. Additional Purchase Payments generally may be made at any time.


   TYPE OF         MINIMUM INITIAL     MINIMUM SUBSEQUENT
  CONTRACT        PURCHASE PAYMENT      PURCHASE PAYMENT
Non-Qualified          $ 5,000               $ 30
  Qualified            $ 2,000               $ 30


If a Purchase Payment causes your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment. If you purchased a John Hancock New York Contract with the Payment Credit feature, the minimum initial Purchase Payment was $10,000.

WHAT ARE MY INVESTMENT CHOICES?

There are two main types of Investment Options: Variable Investment Options and Fixed Investment Options.


VARIABLE INVESTMENT OPTIONS. You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Fund. The Fund prospectus contains a full description of a Fund. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in a Fund directly and reinvested all Fund dividends and distributions in additional shares. Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Fund of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.


Allocating assets only to one or a small number of the Variable Investment Options (other than the Asset Allocation Funds) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related businesses, including internet-related businesses, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your financial consultant.

FIXED INVESTMENT OPTIONS. We currently do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option. If available, the amount you've invested in a Fixed Investment Option will earn interest at the rate we have set for that Fixed Investment Option. The interest rate depends upon the length of the guarantee period of the Fixed Investment Option you select. Under a Fixed Investment Option, we guarantee the principal value of Purchase Payments and the rate of interest credited to the Investment Account for the term of any guarantee period we may make available.

HOW CAN I CHANGE MY INVESTMENT CHOICES?


ALLOCATION OF PURCHASE PAYMENTS. You designate how your Purchase Payments are to be allocated among the Investment Options. You may change this investment allocation for future Purchase Payments at any time (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").


TRANSFERS AMONG INVESTMENT OPTIONS. During the Accumulation Period, you may transfer your investment amounts among Investment Options without charge, subject to certain restrictions described below and in the section entitled "Transfers Among Investment Options". During the Pay-out Period, you may transfer your allocations among the Variable Investment Options, subject to certain restrictions described in the section entitled "Transfers During Pay-out Period". However, during the Pay-out Period, you may not transfer from a Variable Investment Option to a Fixed Investment Option, or from a Fixed Investment Option to a Variable Investment Option.

The Variable Investment Options can be a prime target for abusive transfer activity. Long-term investors in a Variable Investment Option can be harmed by frequent transfer activity since such activity may expose the Variable Investment Option's corresponding Fund to increased Fund transaction costs (affecting the value of the shares) and/or disruption to the corresponding Fund manager's ability to effectively manage such corresponding Fund, both of which may result in dilution with respect to interests held for long-term investment. To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions described in more detail in this Prospectus. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


CAN I TAKE OUT ANY OF MY MONEY?

During the Accumulation Period, you may withdraw all or a portion of your Contract Value. The amount you withdraw from any Investment Option must be at least $300 or, if less, your entire balance in that Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce your Contract Value to less than $300, we will treat your withdrawal request as a request to withdraw all of your Contract Value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax.

WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY HAVE BEEN AVAILABLE TO ME UNDER THE CONTRACT?

This Prospectus provides information about optional benefit Riders that you may have elected when you purchased a Contract. These Riders were not available in all states, and may not have been available when you purchased the Contract. If you elected any of these Riders, you will pay the additional charge shown in the Fee Tables. You should review your Contract carefully to determine which of the following optional benefit Riders, if any, you purchased.

We describe the following optional benefit Riders in the Appendices to this
Prospectus:

Appendix C: Optional Enhanced Death Benefits

      -     Enhanced Earnings Death Benefit - not offered in New York or
            Washington;

      - Accelerated Beneficiary Protection Death Benefit - not offered in New York or Washington.

Appendix D:  Optional Guaranteed Minimum Withdrawal Benefits

      -     Guaranteed Principal Plus;

      -     Guaranteed Principal Plus for Life.


If you elected to purchase any of these guaranteed minimum withdrawal benefit Riders, you may invest your Contract Value only in the Investment Options we make available for these benefits (See Appendix D). We also reserve the right to impose additional restrictions on Investment Options at any time.


Appendix E:  Optional Guaranteed Minimum Income Benefits

      -     Guaranteed Retirement Income Benefits - offered by John Hancock USA;

      -     Guaranteed Retirement Income Benefits - offered by John Hancock New
            York.

In addition, if you purchased your Contract in New York, John Hancock New York offered a Payment Credit optional Rider. Under this Rider, John Hancock New York will credit a Payment Credit equal to 4% (5% for Contracts issued between July 12 and October 30, 2004) of the Purchase Payment and allocate it among Investment Options in the same proportions as your Purchase Payments. Contracts with this feature are subject to a higher withdrawal charge and for a longer period of time. The Payment Credit Rider was not available for Contracts issued before January, 2001. Once available, it could only be elected at Contract issue and cannot be revoked once elected. Your initial Purchase Payment must have been at least $10,000 to elect the Payment Credit Rider. The Payment Credit Rider was not available with Contracts issued by John Hancock USA.

WHAT CHARGES DO I PAY UNDER THE CONTRACT?

Your Contract has an annual Contract fee of $30. Your Contract also has asset-based charges to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the Contract. These charges do not apply to assets you have in our Fixed Investment Option. We take the deduction proportionally from each Variable Investment Option you are then using. We make deductions for any applicable taxes based on the amount of a Purchase Payment. If you elect a Rider, we also deduct the Rider charges shown in the Fee Tables proportionally from each of your Investment Options based on your value in each.

If you withdraw some of your Purchase Payments from your Contract prior to the Maturity Date, or if you surrender (turn in) your Contract, in its entirety, for cash prior to the Maturity Date, we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your Purchase Payments, as shown in the Fee Tables.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a Contract until these earnings are paid out. All or part of the following distributions from a Contract may constitute a taxable payout of earnings:

      - full or partial withdrawals (including surrenders and systematic withdrawals);

      -     payment of any death benefit proceeds; and

      -     periodic payments under one of our annuity payment options.

How much you will be taxed on distribution is based upon complex tax rules and depends on matters such as:

      -     the type of the distribution;

      -     when the distribution is made;

      - the nature of any Qualified Plan for which the Contract is being used; and

      -     the circumstances under which the payments are made.

If your Contract is issued in connection with a Qualified Plan, all or part of your Purchase Payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a Contract before you reach age 59-1/2. Also, most Qualified Plans require that distributions from a Contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the Contract.

IF YOU PURCHASED THE CONTRACT AS AN INVESTMENT VEHICLE FOR A QUALIFIED PLAN, YOU SHOULD CONSIDER THAT THE CONTRACT DOES NOT PROVIDE ANY ADDITIONAL TAX-DEFERRAL BENEFITS BEYOND THE TREATMENT PROVIDED BY THE QUALIFIED PLAN ITSELF. THE FAVORABLE TAX BENEFITS AVAILABLE FOR QUALIFIED PLANS THAT INVEST IN ANNUITY CONTRACTS ARE ALSO GENERALLY AVAILABLE IF THE QUALIFIED PLAN INVESTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. HOWEVER, THE CONTRACT OFFERS FEATURES AND BENEFITS THAT OTHER INVESTMENTS MAY NOT OFFER. YOU AND YOUR FINANCIAL PROFESSIONAL SHOULD CAREFULLY CONSIDER WHETHER THE FEATURES AND BENEFITS, INCLUDING THE INVESTMENT OPTIONS AND PROTECTION THROUGH LIVING GUARANTEES, DEATH BENEFITS AND OTHER BENEFITS PROVIDED UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A QUALIFIED PLAN ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES AND ARE APPROPRIATE IN LIGHT OF THE EXPENSE.


We provide additional information on taxes in the "VII. Federal Tax Matters" section of this Prospectus. We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.


CAN I RETURN MY CONTRACT?

In most cases, you had the right to cancel your Contract within 10 days (or longer in some states) after you received it. In most states, you would have received a refund equal to the Contract Value (minus any Unpaid Loans) on the date of cancellation, adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. In some states, or if your Contract was issued as an "IRA," you would have received a refund of any Purchase Payments you made. The date of cancellation is the date we receive the Contract.

WILL I RECEIVE A CONFIRMATION STATEMENT?

We send you a confirmation statement for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuities Service Center (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

                                III. Fee Tables



The following tables describe the fees and expenses that you paid when you purchased the Contract as well as the fees and expenses you will pay while owning and surrendering a Wealthmark Contract. The tables also describe the fees and expenses for optional benefit Riders that were available for certain time periods. The items listed under "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" are more completely described in this Prospectus under "VI. Charges and Deductions." The items listed under "Total Annual Fund Operating Expenses" are described in detail in the Fund prospectuses. Unless otherwise shown, the tables entitled "Contract Owner Transaction Expenses" and "Periodic Fees and Expenses Other than Fund Expenses" show the maximum fees and expenses (including fees deducted from Contract Value for optional benefits).


THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


                     CONTRACT OWNER TRANSACTION EXPENSES(1)


                                JOHN HANCOCK USA


MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)



First Year                                        6%
Second Year                                       6%
Third Year                                        5%
Fourth Year                                       5%
Fifth Year                                        4%
Sixth Year                                        3%
Seventh Year                                      2%
Thereafter                                        0%
TRANSFER FEE(3)
Maximum Fee                                      $25
Current Fee                                      $ 0


                              JOHN HANCOCK NEW YORK


MAXIMUM WITHDRAWAL CHARGE
(as percentage of Purchase Payments)(2)



                                 WITH PAYMENT CREDIT     WITHOUT PAYMENT CREDIT
                                        RIDER                    RIDER
First Year                                 8%                        6%
Second Year                                8%                        6%
Third Year                                 7%                        5%
Fourth Year                                7%                        5%
Fifth Year                                 5%                        4%
Sixth Year                                 4%                        3%
Seventh Year                               3%                        2%
Eighth Year                                1%                        0%
Thereafter                                 0%                        0%
TRANSFER FEE(3)
Maximum Fee                            $  25                      $ 25
Current Fee                            $   0                      $  0



(1) State premium taxes may also apply to your Contract, which currently range from 0.50% to 4.00% of each Purchase Payment (See "VIII. General Matters - Premium Taxes").



(2) The charge is taken within the specified period of years measured from the date of payment.



(3) We reserve the right to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee will not exceed the lesser of $25 or 2% of the amount transferred.

THE FOLLOWING TABLE DESCRIBES FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE TABLES DO NOT INCLUDE ANNUAL FUND OPERATING EXPENSES.

               PERIODIC FEES AND EXPENSES OTHER THAN FUND EXPENSES


                                                                                   JOHN HANCOCK USA      JOHN HANCOCK NEW YORK
ANNUAL CONTRACT FEE(1)                                                               $        30             $         30

ANNUAL SEPARATE ACCOUNT EXPENSES(2)

Mortality and Expense Risks Fee                                                             1.25%                    1.25%
Daily Administration Fee - asset based                                                      0.15%                    0.15%
                                                                                     -----------             ------------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                                      1.40%                    1.40%
(With No Optional Riders Reflected)

OPTIONAL BENEFITS

FEES DEDUCTED FROM SEPARATE ACCOUNT

Optional Enhanced Earnings Death Benefit Fee                                                0.20%             not offered
Optional Payment Credit Fee(3)                                                       not offered                     0.35%
                                                                                     -----------             ------------
TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES                                                      1.60%                    1.75%
(With the Enhanced Earnings Death Benefit and Payment Credit Fees reflected, as applicable)

FEES DEDUCTED FROM CONTRACT VALUE

Optional Guaranteed Minimum Withdrawal Benefits(4)
(as a percentage of Adjusted Guaranteed Withdrawal Balance)
         Maximum Fee                                                                        0.75%                    0.75%
         Current Fee - Guaranteed Principal Plus for Life                                   0.40%                    0.40%
         Current Fee - Guaranteed Principal Plus                                            0.30%                    0.30%
Optional Guaranteed Minimum Income Benefits(5)
(as a percentage of Income Base)
         Guaranteed Retirement Income Benefit II                                            0.45%                    0.45%
         Guaranteed Retirement Income Benefit III                                           0.50%             not offered

Accelerated Beneficiary Protection Death Benefit(6)                                         0.50%             not offered
(as a percentage of the Accelerated Beneficiary Protection Death Benefit)



(1) The $30 annual Contract fee will not be assessed prior to the Maturity Date under a Wealthmark Contract if at the time of its assessment the Contract Value is greater than or equal to $99,000.



(2) A daily charge reflected as a percentage of the Variable Investment Options unless otherwise noted.



(3) This is a daily charge reflected as a percentage of the Variable Investment Options. If you elected the optional Payment Credit Rider, the guaranteed rate applicable to any Fixed Investment Options is also reduced by 0.35%.



(4) The current charge is 0.40% for Guaranteed Principal Plus for Life and 0.30% for Guaranteed Principal Plus. We reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-Up" to equal the Contract Value. The charge is deducted on an annual basis from the Contract Value.



(5) Guaranteed Retirement Income Benefits could not be purchased if you elected to purchase Guaranteed Principal Plus or Guaranteed Principal Plus for Life. Availability varied by state and when you purchased your Contract. See Appendix E for availability.



(6) Subject to state availability, John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit from December, 2003 through December 2004. This option benefit could not be purchased, however, if you elected to purchase Guaranteed Principal Plus, Guaranteed Retirement Income Benefit II or Guaranteed Retirement Income Benefit III.


THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND'S PROSPECTUS.


TOTAL ANNUAL FUND OPERATING EXPENSES(1)



                                                                                      MINIMUM               MAXIMUM
                                                                                      -------               -------
Range of expenses that are  deducted from Fund assets, including management
fees, Rule 12b-1 fees, and other expenses                                               0.25%                 1.40%



(1) The minimum and maximum expenses shown do not include any expense reimbursements or fee waivers. If such reimbursements or waivers were reflected, the minimum and maximum expenses would be 0.09% and 1.40%, respectively. Expense reimbursements and waivers may be terminated at any time.

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Contract with the costs of investing in other variable annuity Contracts. These costs include Contract Owner expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses. Examples 1 and 2 pertain to Wealthmark Contracts with optional benefit Riders and Example 3 pertains to Wealthmark Contracts without optional benefit Riders.

EXAMPLE 1. Maximum Fund operating expenses - Wealthmark Contract with optional Riders


WEALTHMARK CONTRACT WITH OPTIONAL BENEFIT RIDERS: The following example assumes that you invest $10,000 in a John Hancock USA Contract with the Enhanced Earnings Death Benefit and Guaranteed Principal Plus for Life optional benefit Riders and, for John Hancock New York Contracts, the Payment Credit and Guaranteed Principal Plus for Life Riders. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        --------     ----------
If you surrender the Contract at the end of the
applicable time period:                                 $1,445       $ 3,067        $ 4,581      $   7,799

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:                 $927       $ 2,678        $ 4,302      $   7,799

JOHN HANCOCK NEW YORK
PAYMENT CREDIT AND GUARANTEED PRINCIPAL PLUS FOR LIFE

                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        --------     ----------
If you surrender the Contract at the end of the
applicable time period:                                 $1,630       $ 3,257        $  4,700     $   7,868

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  941       $ 2,715        $  4,354     $   7,868

EXAMPLE 2. Maximum Fund operating expenses - Wealthmark Contract with previously offered optional benefit Riders

WEALTHMARK CONTRACT WITH PREVIOUSLY OFFERED OPTIONAL BENEFIT RIDERS. The following example assumes that you invest $10,000 in a Contract with the Enhanced Earnings Death Benefit and the previously offered Guaranteed Retirement Income Benefit III optional benefit Rider for John Hancock USA. For John Hancock New York the example assumes the Contract has the previously offered Guaranteed Retirement Income Benefit II optional benefit Rider. This example also assumes that your investment has a 5% return each year and assumes the maximum annual Contract fee and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA
ENHANCED EARNINGS DEATH BENEFIT AND GUARANTEED RETIREMENT INCOME BENEFIT III

                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        --------     ----------

If you surrender the Contract at the end of the
applicable time period:                                 $1,418       $ 2,995        $  4,466     $   7,652

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  900       $ 2,603        $  4,183     $   7,652

JOHN HANCOCK NEW YORK
GUARANTEED RETIREMENT INCOME BENEFIT II

                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        --------     ----------
If you surrender the Contract at the end of the
applicable time period:                                 $1,396       $ 2,936        $  4,381     $   7,537

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  877       $ 2,541        $  4,094     $   7,537

EXAMPLE 3. Minimum Fund operating expenses - Wealthmark Contract with no optional benefit Riders

WEALTHMARK CONTRACT WITH NO OPTIONAL BENEFIT RIDERS The third example also assumes that you invest $10,000 in a Contract, but with no optional Riders. This example also assumes that your investment has a 5% return each year and assumes the average annual Contract fee we expect to receive for the Contracts and the minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

JOHN HANCOCK USA AND JOHN HANCOCK NEW YORK
NO OPTIONAL BENEFIT RIDERS

                                                        1 YEAR       3 YEARS        5 YEARS       10 YEARS
                                                        ------       -------        --------     ----------
If you surrender the Contract at the end of the
applicable time period:                                 $  774       $ 1,164        $  1,550     $   2,469

If you annuitize, or do not surrender the Contract
at the end of the applicable time period:               $  218       $   671        $  1,150     $   2,469






THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE FUND PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.



                                                                            ACQUIRED
                                                                            FUND FEES      TOTAL       CONTRACTUAL         NET
                               MANAGEMENT                      OTHER          AND        OPERATING       EXPENSE        OPERATING
FUNDS                             FEES        12b-1 FEES     EXPENSES(1)    EXPENSES     EXPENSES(2)  REIMBURSEMENT      EXPENSES
------------------------       ----------     ----------     -----------   ----------    ---------    -------------     ----------
500 INDEX B(3)
NAV Class                         0.46%          0.00%          0.03%         0.00%         0.49%            0.24%           0.25%

ACTIVE BOND
Series II Class                   0.60%          0.25%          0.04%         0.00%         0.89%            0.00%           0.89%

ALL CAP CORE
Series II Class                   0.78%          0.25%          0.05%         0.00%         1.08%            0.00%           1.08%

BLUE CHIP GROWTH(4)
Series II Class                   0.81%          0.25%          0.02%         0.00%         1.08%            0.00%           1.08%

BOND INDEX A
Series II Class                   0.47%          0.25%          0.08%         0.00%         0.80%            0.00%           0.80%

CAPITAL APPRECIATION
Series II Class                   0.75%          0.25%          0.03%         0.00%         1.03%            0.00%           1.03%

CLASSIC VALUE
Series II Class                   0.80%          0.25%          0.11%         0.00%         1.16%            0.00%           1.16%

CORE EQUITY
Series II Class                   0.78%          0.25%          0.05%         0.00%         1.08%            0.00%           1.08%

EQUITY-INCOME(4)
Series II Class                   0.81%          0.25%          0.03%         0.00%         1.09%            0.00%           1.09%

FINANCIAL SERVICES
Series II Class                   0.82%          0.25%          0.04%         0.00%         1.11%            0.00%           1.11%

FRANKLIN TEMPLETON
  FOUNDING
  ALLOCATION(5), (6)
Series II Class                   0.05%          0.25%          0.07%         0.97%         1.34%             0.09%          1.25%

FUNDAMENTAL VALUE
Series II Class                   0.77%          0.25%          0.04%         0.00%         1.06%             0.00%          1.06%

GLOBAL ALLOCATION
Series II Class                   0.85%          0.25%          0.12%         0.00%         1.22%             0.00%          1.22%

GLOBAL BOND
Series II Class                   0.70%          0.25%          0.10%         0.00%         1.05%             0.00%          1.05%

GLOBAL(7), (8)
Series II Class                   0.82%          0.25%          0.14%         0.00%         1.21%             0.00%          1.21%

HEALTH SCIENCES(4)
Series II Class                   1.05%          0.25%          0.09%         0.00%         1.39%             0.00%          1.39%

                                                                            ACQUIRED
                                                                            FUND FEES      TOTAL       CONTRACTUAL         NET
                               MANAGEMENT                      OTHER          AND        OPERATING       EXPENSE        OPERATING
FUNDS                             FEES        12b-1 FEES     EXPENSES(1)    EXPENSES     EXPENSES(2)  REIMBURSEMENT      EXPENSES
------------------------       -------        ----------     -----------    ---------    ---------    -------------     ----------
HIGH YIELD
Series II Class                   0.66%          0.25%          0.05%         0.00%         0.96%             0.00%          0.96%

INCOME & VALUE
Series II Class                   0.79%          0.25%          0.07%         0.00%         1.11%             0.00%          1.11%

INDEX ALLOCATION(9)
Series II Class                   0.05%          0.25%          0.09%         0.53%         0.92%             0.12%          0.80%

INTERNATIONAL CORE
Series II Class                   0.89%          0.25%          0.10%         0.00%         1.24%             0.00%          1.24%

INTERNATIONAL EQUITY
 INDEX B
NAV Class(3)                      0.53%          0.00%          0.04%         0.00%         0.57%             0.23%          0.34%

INTERNATIONAL
  OPPORTUNITIES
Series II Class                   0.89%          0.25%          0.11%         0.00%         1.25%             0.00%          1.25%

INTERNATIONAL SMALL CAP
Series II Class                   0.92%          0.25%          0.19%         0.00%         1.36%             0.00%          1.36%

INTERNATIONAL VALUE(7)
NAV Class                         0.82%          0.00%          0.11%         0.00%         0.93%             0.00%          0.93%

INVESTMENT QUALITY BOND
Series II Class                   0.60%          0.25%          0.07%         0.00%         0.92%             0.00%          0.92%

LIFESTYLE AGGRESSIVE
Series II Class                   0.04%          0.25%          0.02%         0.90%         1.21%             0.00%          1.21%

LIFESTYLE BALANCED
Series II Class                   0.04%          0.25%          0.01%         0.84%         1.14%             0.00%          1.14%

LIFESTYLE CONSERVATIVE
Series II Class                   0.04%          0.25%          0.02%         0.78%         1.09%             0.00%          1.09%

LIFESTYLE GROWTH
Series II Class                   0.04%          0.25%          0.01%         0.87%         1.17%             0.00%          1.17%

LIFESTYLE MODERATE
Series II Class                   0.04%          0.25%          0.02%         0.81%         1.12%             0.00%          1.12%

MID CAP INDEX
Series II Class                   0.48%          0.25%          0.04%         0.00%         0.77%             0.00%          0.77%

MID CAP STOCK
Series II Class                   0.84%          0.25%          0.04%         0.00%         1.13%             0.00%          1.13%

MONEY MARKET B
NAV Class(3)                      0.50%          0.00%          0.01%         0.00%         0.51%             0.23%          0.28%

NATURAL RESOURCES
Series II Class                   1.00%          0.25%          0.06%         0.00%         1.31%             0.00%          1.31%

PACIFIC RIM
Series II Class                   0.80%          0.25%          0.21%         0.00%         1.26%             0.00%          1.26%

QUANTITATIVE ALL CAP
Series II Class                   0.71%          0.25%          0.05%         0.00%         1.01%             0.00%          1.01%

QUANTITATIVE MID CAP
Series II Class                   0.74%          0.25%          0.13%         0.00%         1.12%             0.00%          1.12%

QUANTITATIVE VALUE
Series II Class                   0.68%          0.25%          0.05%         0.00%         0.98%             0.00%          0.98%

REAL ESTATE SECURITIES
Series II Class                   0.70%          0.25%          0.03%         0.00%         0.98%             0.00%          0.98%

SCIENCE & TECHNOLOGY
Series II Class                   1.05%          0.25%          0.09%         0.00%         1.39%             0.00%          1.39%

SMALL CAP GROWTH

                                                                           ACQUIRED
                                                                           FUND FEES       TOTAL       CONTRACTUAL         NET
                               MANAGEMENT                      OTHER          AND        OPERATING       EXPENSE        OPERATING
FUNDS                             FEES        12b-1 FEES     EXPENSES(1)    EXPENSES     EXPENSES(2)  REIMBURSEMENT      EXPENSES
------------------------       -------        ----------     -----------   ---------     -----------  -------------     ----------

Series II Class                   1.07%          0.25%          0.08%         0.00%         1.40%             0.00%          1.40%

SMALL CAP INDEX
Series II Class                   0.48%          0.25%          0.04%         0.00%         0.77%             0.00%          0.77%

SMALL CAP OPPORTUNITIES
Series II Class                   0.99%          0.25%          0.03%         0.00%         1.27%             0.00%          1.27%

SMALL CAP VALUE
Series II Class                   1.06%          0.25%          0.06%         0.00%         1.37%             0.00%          1.37%

SMALL COMPANY VALUE
Series II Class                   1.02%          0.25%          0.05%         0.00%         1.32%             0.00%          1.32%

STRATEGIC BOND
Series II Class                   0.68%          0.25%          0.07%         0.00%         1.00%             0.00%          1.00%

TOTAL RETURN
Series II Class                   0.70%          0.25%          0.06%         0.00%         1.01%             0.00%          1.01%

TOTAL STOCK MARKET INDEX
Series II Class                   0.49%          0.25%          0.03%         0.00%         0.77%             0.00%          0.77%

U.S. GOVERNMENT
  SECURITIES(10)
Series II Class                   0.61%          0.25%          0.08%         0.00%         0.94%             0.00%          0.94%

U.S. LARGE CAP
Series II Class                   0.83%          0.25%          0.03%         0.00%         1.11%             0.00%          1.11%

VALUE
Series II Class                   0.74%          0.25%          0.04%         0.00%         1.03%             0.00%          1.03%

DWS VIT FUNDS:
DWS EQUITY 500 INDEX VIP
   11, 12                         0.28%          0.25%          0.00%           --          0.53%               --           0.53%

DWS VARIABLE SERIES II:
DWS CONSERVATIVE
  ALLOCATION VIP(13), (14), (15)  0.11%          0.25%          0.39%           --          0.75%               --           0.75%

DWS CORE FIXED INCOME
  VIP(16)                         0.59%          0.25%          0.22%           --          1.06%               --           1.06%

DWS GROWTH ALLOCATION
  VIP(14)                         0.15%          0.25%          0.22%           --          0.62%               --           0.62%

DWS MODERATE ALLOCATION
  VIP(14)                         0.15%          0.25%          0.22%           --          0.62%               --           0.62%



*     See notes following tables.

                                                FEEDER FUND                                    MASTER FUND
                              ------------------------------------------------    ----------------------------------
                                                                                                                         TOTAL
                                                                      TOTAL                                           MASTER FUND &
                              MANAGEMENT                 OTHER      OPERATING     MANAGEMENT                 OTHER     FEEDER FUND
FUNDS                            FEES       12b-1 FEES  EXPENSES    EXPENSES(2)     FEES(17)   12b-1 FEES   EXPENSES    EXPENSES
---------------------------   ----------    ----------  --------    ----------    ----------   ----------   --------  -------------
AMERICAN ASSET
  ALLOCATION TRUST(3),(2)
Series II Class                  0.00%          0.75%     0.03%        0.78%           0.34%      0.00%       0.01%         1.13%

AMERICAN BOND TRUST(2)
Series II Class                  0.00%          0.50%     0.03%        0.53%           0.43%      0.25%       0.01%         1.22%

AMERICAN GROWTH TRUST
Series II Class                  0.00%          0.50%     0.03%        0.53%           0.33%      0.25%       0.02%         1.13%

AMERICAN GROWTH-INCOME
  TRUST
Series II Class                  0.00%          0.50%     0.03%        0.53%           0.28%      0.25%       0.01%         1.07%

AMERICAN INTERNATIONAL
  TRUST
Series II Class                  0.00%          0.50%     0.03%        0.53%           0.52%      0.25%       0.05%         1.35%




FOOTNOTES TO EXPENSE TABLE:



(1) The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.



(2) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.



(3) JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.



(4) The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.



(5) For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.



(6) The Franklin Templeton Founding Allocation Trust is subject to an expense reimbursement as noted under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." This contractual expense reimbursement will remain in effect until May 1, 2008, but may be terminated any time after May 1, 2008. If expenses were not reimbursed, expenses reflected in the table would be higher. The Franklin Templeton Founding Allocation Trust currently invests in the Global Trust, the Mutual Shares Trust and the Income Trust. The expenses of each of these funds are set forth above.



(7) The Adviser has voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for the Global Trust and the International Value Trust Fund does not exceed 0.45% of the Fund's average net assets. For the year ended December 31, 2006, the effective annual advisory fees reflecting these waivers for the Global Trust and the International Value Trust were 0.80% and 0.80%, respectively. The Net Operating Expenses for Global Trust Series NAV, Series I, Series II reflecting these waivers were 0.94%, 0.99% and 1.19%, respectively; and for International Value Trust Series NAV, Series I and Series II reflecting these waivers were 0.91%, 0.96% and 1.16%, respectively. These advisory fee waivers may be rescinded at any time.



(8) The Adviser has contractually agreed to limit "Other Expenses" as described under "Management of JHT -- Adviser Fee Waivers and Reimbursement." The limit will remain in effect until May 1, 2008.



(9) The Adviser has contractually agreed to reimburse expenses of the Index Allocation Trust as described under "Management of JHT - Contractual Expense Limit" until May 1, 2008.



(10) The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.



(11)  Includes 0.10% administration fee.

(12) Pursuant to their respective agreements with DWS VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2009, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, 0.28% for Class A, 0.53% for Class B and 0.63% for Class B2 shares.



(13) This table describes the fees and expenses that you may directly pay if you buy and hold Portfolio shares. The Portfolio will also indirectly bear its proportionate share of fees and expenses incurred by the underlying Portfolios in which the Portfolio is invested. These indirect fees and expenses are not reflected in the table above.



(14) Pursuant to their respective agreements with DWS Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, through April 30, 2010, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names, A and B share-classes, respectively: DWS Conservative Allocation VIP - Class B (.75%), DWS Dreman High Return Equity VIP(.78%, 1.15%).



(15) Restated on an annualized basis to reflect acquisition of Income Allocation VIP on September 15, 2006.



(16) Management fees have been restated to reflect the new fee schedule effective October 1, 2006.



(17) Capital Research Management Company (the adviser to the master fund for each of the JHT feeder funds) is waiving a portion of its management fee. The fees shown do not reflect the waiver. Please see the financial highlights table in the American Funds prospectus or annual report for further information.


We include a Table of Accumulation Unit Values relating to the Contracts in Appendix U to this Prospectus.

LOCATION OF FINANCIAL STATEMENTS. Our financial statements and those of the respective Separate Accounts may be found in the Statements of Additional Information.

      IV. General Information about Us, the Separate Accounts and the Funds


THE COMPANIES

We are subsidiaries of Manulife Financial Corporation.

Your Contract was issued by either John Hancock USA or John Hancock New York. Please refer to your Contract to determine which Company issued your Contract.

John Hancock USA, formerly known as "The Manufacturers Life Insurance Company (U.S.A.)," is a stock life insurance company originally organized under the laws of Maine on August 20, 1955 by a special act of the Maine legislature. John Hancock USA redomesticated under the laws of Michigan on December 30, 1992. John Hancock USA is authorized to transact life insurance and annuity business in all states (except New York), the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Its principal office is located at 601 Congress Street, Boston, Massachusetts 02210-2805.

John Hancock New York, formerly known as "The Manufacturers Life Insurance Company of New York," is a wholly-owned subsidiary of John Hancock USA and is a stock life insurance company organized under the laws of New York on February 10, 1992. John Hancock New York is authorized to transact life insurance and annuity business only in the State of New York. Its principal office is located at 100 Summit Lake Drive, Valhalla New York 10595. John Hancock New York also has an Annuities Service Center at 601 Congress Street, Boston, Massachusetts 02210-2805.

The ultimate parent of both companies is Manulife Financial Corporation, a publicly traded company, based in Toronto, Canada. Manulife Financial Corporation is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. The Companies changed their names to John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, respectively, on January 1, 2005 following Manulife Financial Corporation's acquisition of John Hancock Financial Services, Inc.

John Hancock USA and John Hancock New York have received the following ratings from independent rating agencies:


AAA Standard &          Extremely strong financial security
Poor's                  characteristics; 1st category of 21
A++ A.M. Best           Superior companies have a very strong
                        ability to meet their obligations; 1st
                        category of 16

AA+ Fitch               Very strong capacity to meet
                        policyholder and contract obligations;
                        2nd category of 24


John Hancock USA has also received the following rating from Moody's:

Aa2 Moody's            Excellent in financial strength; 3rd
                       category of 21


These ratings, which are current as of the date of this Prospectus and are subject to change, are assigned as a measure of John Hancock USA's and John Hancock New York's ability to honor any guarantees provided by the Contract and any applicable optional Riders, but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any Fund.

With respect to the fixed portion of the Contracts issued by John Hancock USA, The Manufacturers Life Insurance Company unconditionally guarantees to make funds available to John Hancock USA for the timely payment of contractual claims under certain John Hancock USA fixed annuity contracts pursuant to a Guarantee Agreement dated March 31, 1996. The guarantee may be terminated by The Manufacturers Life Insurance Company upon notice to John Hancock USA. Termination will not affect The Manufacturers Life Insurance Company's continuing liability with respect to all fixed annuity contracts and Fixed Investment Options issued by John Hancock USA prior to the termination of the guarantee except if:


      - the liability to pay contractual claims under the Contracts is assumed by another insurer; or


      - we are sold and the buyer's guarantee is substituted for The Manufacturers Life Insurance Company's guarantee.

THE SEPARATE ACCOUNTS

We use our Separate Accounts to support the Variable Investment Options you choose.

You do not invest directly in the Funds made available under the Contracts. When you direct or transfer money to a Variable Investment Option, we will purchase shares of a corresponding Fund through one of our Separate Accounts. We hold the Fund's shares in a "Sub-Account" (usually with a name similar to that of the corresponding Fund) of the applicable Separate Account. A Separate Account's assets (including the Fund's shares) belong to the Company that maintains that Separate Account.


For Contracts issued by John Hancock USA, we purchase and hold Fund shares in John Hancock Life Insurance Company (U.S.A.) Separate Account H. John Hancock USA, then known as "The Manufacturers Life Insurance Company (U.S.A.)," became the owner of this Separate Account in a merger transaction with The Manufacturers Life Insurance Company of North America ("Manulife North America") on January 1, 2002. Manulife North America initially established Separate Account H on August 24, 1984 as a Separate Account under the laws of Delaware. When Manulife North America merged with John Hancock USA, John Hancock USA became the owner of Separate Account H and reestablished it as a Separate Account under the laws of Michigan. As a result of this merger, John Hancock USA became the owner of all of Manulife North America's assets, including the assets of Separate Account H, and assumed all of Manulife North America's obligations including those under its Contracts. The merger had no other effects on the terms and conditions of Contracts issued prior to January 1, 2002.



For Contracts issued by John Hancock New York, we purchase and hold Fund shares in John Hancock Life Insurance Company of New York Separate Account A. John Hancock New York established this Separate Account on March 4, 1992 as a Separate Account under the laws of New York.


The income, gains and losses, whether or not realized, from assets of a Separate Account are credited to or charged against that Separate Account without regard to a Company's other income, gains, or losses. Nevertheless, all obligations arising under a Company's Contracts are general corporate obligations of that Company. Assets of a Separate Accounts may not be charged with liabilities arising out of any of the respective Company's business.

We reserve the right, subject to compliance with applicable law, to add other Sub-Accounts, eliminate existing Sub-Accounts, combine Sub-Accounts or transfer assets in one Sub-Account to another Sub-Account that we, or an affiliated company, may establish. We will not eliminate existing Sub-Accounts or combine Sub-Accounts without the prior approval of the appropriate state or federal regulatory authorities.


We registered the Separate Accounts with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as unit investment trusts. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Separate Accounts. If a Company determines that it would be in the best interests of persons having voting rights under the Contracts it issues, that Company's Separate Account may be operated as a management investment company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.


THE FUNDS


When you select a Variable Investment Option, we invest your money in a Sub-Account of our Separate Accounts and it invests in shares of a corresponding Fund of:



      -     the John Hancock Trust; or



      - DWS Scudder Funds with respect to the "DWS Conservative Allocation VIP", "DWS Core Fixed Income VIP", "DWS Equity 500 Index VIP", "DWS Growth Allocation VIP" and "DWS Moderate Allocation VIP."



THE FUNDS IN THE SEPARATE ACCOUNT ARE NOT PUBLICLY TRADED MUTUAL FUNDS. The Funds are only available to you as Investment Options in the Contracts or, in some cases, through other variable annuity contracts or variable life insurance policies issued by us or by other life insurance companies. In some cases, the Funds also may be available through participation in certain qualified pension or retirement plans.



Investment Management



The Funds' investment advisers and managers (i.e., subadvisers) may manage publicly traded mutual funds with similar names and investment objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. You should not compare the performance of any Fund described in this Prospectus with the performance of a publicly traded mutual fund. THE PERFORMANCE OF ANY PUBLICLY TRADED MUTUAL FUND COULD DIFFER SUBSTANTIALLY FROM THAT OF ANY OF THE FUNDS HELD IN OUR SEPARATE ACCOUNT.






The John Hancock Trust is a so-called "series" type mutual fund and is registered under the 1940 Act as an open-end management investment company. John Hancock Investment Management Services, LLC ("JHIMS LLC") provides investment advisory services to the John Hancock Trust and receives investment management fees for doing so. JHIMS LLC pays a portion of its investment management fees to other firms that manage the John Hancock Trust's Funds. JHIMS LLC is our affiliate and we indirectly benefit from any investment management fees JHIMS LLC retains.



The John Hancock Trust has obtained an order from the SEC permitting JHIMS LLC, subject to approval by the Board of Trustees, to change a Subadviser for a Fund or the fees paid to Subadvisers and to enter into new subadvisory agreements from time to time without the expense and delay associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS LLC to appoint a Subadviser that is an affiliate of JHIMS LLC or the John Hancock Trust (other than by reason of serving as Subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


If shares of a Fund are no longer available for investment or in our judgment investment in a Fund becomes inappropriate, we may eliminate the shares of a Fund and substitute shares of another Fund, or of another open-end registered investment company. A substitution may be made with respect to both existing investments and the investment of future Purchase Payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).


Fund Expenses



The table in the Fee Tables section of the Prospectus shows the investment management fees, Rule 12b-1 fees and other operating expenses for these Fund shares as a percentage (rounded to two decimal places) of each Fund's average daily net assets for 2006, except as indicated in the footnotes appearing at the end of the table. Fees and expenses of the Funds are not fixed or specified under the terms of the Contracts and may vary from year to year. These fees and expenses differ for each Fund and reduce the investment return of each Fund. Therefore, they also indirectly reduce the return you will earn on any Separate Account Investment Options you select.



The Funds pay us or certain of our affiliates compensation for some of the distribution, administrative, shareholder support, marketing and other services we or our affiliates provide to the Funds. The amount of this compensation is based on a percentage of the assets of the Fund attributable to the variable insurance products that we and our affiliates issue. These percentages may differ from Fund to Fund and among classes of shares within a Fund. In some cases, the compensation is derived from the Rule 12b-1 fees which are deducted from a Fund's assets and paid for the services we or our affiliates provide to that Fund. In addition, compensation payments of up to 0.45% of assets may be made by a Fund's investment adviser or its affiliates. We pay American Funds Distributors, Inc., the principal underwriter for the American Fund Insurance Series, a percentage of some or all of the amounts allocated to the "American" Funds of the John Hancock Trust for the marketing support services it provides (see "V. Distribution of Contracts"). Any of these compensation payments do not, however, result in any charge to you in addition to what is shown in the Total Annual Fund Operating Expenses table.



Funds-of-Funds and Master-Feeder Funds



Each of the John Hancock Trust's Index Allocation, Franklin Templeton Founding Allocation, Lifestyle Aggressive, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Funds ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying funds for that Fund, including expenses and associated investment risks.



Each of the John Hancock Trust's American Asset Allocation, American Bond, American Global Growth, American Global Small Cap, American Growth, American Growth-Income, American High Income, American International, and American New World Trust ("JHT American Funds") invests in Series 1 or Series 2 shares of the corresponding investment portfolio of a "master" fund. The JHT American Funds operate as "feeder funds," which means that the each Fund does not buy investment securities directly. Instead, it invests in a corresponding "master fund" which in turn purchases investment securities. Each of the JHT American Funds has the same investment objective and limitations as its corresponding master fund. The combined master and feeder 12b-1 fees for each JHT American Fund totals 0.75% of net assets. The prospectus for the American Fund master funds is included with the prospectuses for the JHT American Funds.



Fund Investment Objectives and Strategies



You bear the investment risk of any Fund you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Funds that we make available under the Contracts. You can find a full description of each Fund, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Fund in the prospectus for that Fund. YOU CAN OBTAIN A COPY OF A FUND'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE FUNDS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER SHOWN ON THE FIRST PAGE OF THIS PROSPECTUS. YOU SHOULD READ THE FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



      The Funds available may be restricted if you purchase a guaranteed minimum withdrawal benefit rider (See Optional Benefits).



CAPITAL GUARDIAN TRUST COMPANY



      Income & Value    Seeks the balanced accomplishment of (a) conservation of
       Trust            principal and (b) long-term growth of capital and
                        income. To do this, the Fund invests its assets in both equity and fixed income securities based on the expected returns of the portfolios.



      U.S. Large Cap    Seeks long-term growth of capital and income. To do
       Trust            this, the Fund invests at least 80% of its net assets in
                        equity and equity-related securities of quality large-cap U.S. companies that will outperform their peers over time.



CAPITAL RESEARCH AND MANAGEMENT COMPANY (Adviser to the American Fund Insurance Series)



      American Asset    Seeks to provide high total return (including income and
         Allocation     capital gains) consistent with preservation of capital
         Trust          over the long term. To do this, the Fund invests all of
                        its assets in the master fund, Class 1 shares of the American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments.



      American Bond     Seeks to maximize current income and preserve capital.
       Trust            To do this, the Fund invests all of its assets in the
                        master fund, Class 2 shares of the American Funds
                        Insurance Series Bond Fund, which normally invests at least 80% of its assets in bonds, with at least 65% in investment-grade debt securities and up to 35% in lower rated fixed income securities.



      American Growth   Seeks to make the shareholders' investments grow and to
       -Income Trust    provide the shareholder with income over time. To do
                        this, the Fund invests all of its assets in the master fund, Class 2 shares of the American Funds Insurance
                        Series Growth-Income, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.



      American Growth   Seeks to make the shareholders' investment grow. To do
       Trust            this, the Fund invests all of its assets in the master
                        fund, Class 2 shares of the American Funds Insurance
                        Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.



      American          Seeks to make the shareholders' investment grow. To do
        International   this, the Fund invests all of its assets in the master
        Trust           fund, Class 2 shares of the American Funds Insurance
                        Series International Fund, which invests primarily in common stocks of companies located outside the United
                        States.



DAVIS SELECTED ADVISERS, L.P.



      Financial         Seeks growth of capital. To do this, the Fund invests at
        Services Trust  least 80% of its net assets in companies that are principally engaged in financial services.



      Fundamental       Seeks growth of capital. To do this, the Fund invests in
       Value Trust      common stocks of U.S. companies with durable business
                        models that can be purchased at attractive valuations relative to their intrinsic value.



DECLARATION MANAGEMENT & RESEARCH COMPANY



      Bond Index        Seeks to track the performance of the Lehman Brothers
       Trust A          Aggregate Bond Index (which represents the U.S.
                        investment grade bond market). To do this, the Funds invests at least 80% of their net assets in securities listed in the Lehman Brothers Aggregate Bond Index.(2)

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



DECLARATION MANAGEMENT & RESEARCH COMPANY
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC



      Active Bond       Seeks income and capital appreciation. To do this, the
       Trust(1)         Fund invests at least 80% of its net assets in a
                        diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years.



DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.  ("DIMA")



      All Cap Core      Seeks long-term growth of capital. To do this, the Fund
       Trust            invests in common stocks and other equity securities
                        within all asset classes (small, mid and large cap), which may be listed on securities exchanges, traded in various over-the-counter markets or have no organized markets. The Fund may also invest in U.S. Government securities.



      Real Estate       Seeks to achieve a combination of long-term capital
       Securities       appreciation and current income. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities of REITs and real estate companies.



GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC



     International      Seeks high total return. To do this, the Fund typically
       Core Trust       invests at least 80% of its total assets in a
      (formerly,        diversified portfolio of equity investments from a
     International      number of developed markets outside the U.S.
      Stock Trust)



JENNISON ASSOCIATES LLC



      Capital           Seeks long-term growth of capital. To do this, the Fund
       Appreciation     invests at least 65% of its total assets in equity and
       Trust            equity-related securities of companies that exceed $1
                        billion in market capitalization and have above-average growth prospects.



LEGG MASON CAPITAL MANAGEMENT, INC.



      Core Equity       Seeks long-term capital growth. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities that offer the potential for capital growth by purchasing securities at large discounts relative to their intrinsic value.



MARSICO CAPITAL MANAGEMENT, LLC



      International     Seeks long-term growth of capital. To do this, the Fund
       Opportunities    invests at least 65% of its total assets in common
       Trust            stocks of at least three different foreign companies of
                        any size that are selected for their long-term growth potential.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED



      500 Index         Seeks to approximate the aggregate total return of
       Trust B          abroad U.S. domestic equity market index. To do this,
                        the Fund invests at least 80% of its net assets in the common stocks in the S&P 500 Index(3) and securities that as a group will behave in a manner similar to the index.



      Franklin          Seeks long-term growth of capital. To do this, the Fund
       Templeton        invests primarily in three JHT portfolios: Global Trust,
       Founding         Income Trust and Mutual Shares Trust. The Fund is a fund
       Allocation       of funds and is also authorized to invest in NAV shares
       Trust            of many other JHT portfolios and other investment
                        companies.



      Index Allocation  Seeks long term growth of capital. Current income is
       Trust also a consideration. To do this, the Fund invests approximately 70% of its total assets in John Hancock index portfolios which invest primarily in equity securities and approximately 30% of its total assets in JH portfolios which invest primarily in fixed income securities.

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED



      Lifestyle        Seeks long-term growth of capital. Current income is not
       Aggressive(4)   a consideration. To do this, the Fund invests 100% of
                       its assets in JHT Funds which invest primarily in equity securities.




      Lifestyle        Seeks long-term growth of capital. Current income is not
       Aggressive(4)   a consideration. To do this, the Fund invests 100% of
                       its assets in JHT Funds which invest primarily in equity securities.




      Lifestyle        Seeks a balance between a high level of current income
       Balanced(4)     and growth of capital, with a greater emphasis on growth
                       of capital. To do this, the Fund invests approximately
                       40% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 60% in Funds which invest primarily in equity securities.




      Lifestyle        Seeks a high level of current income with some
       Conservative(4) consideration given to growth of capital. To do this, the Fund invests approximately 80% of its assets in JHT
                       Funds which invest primarily in fixed income securities and approximately 20% in Funds which invest primarily in equity securities.




      Lifestyle        Seeks long-term growth of capital. Current income is
       Growth(4)       also a consideration. To do this, the Fund invests
                       approximately 20% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 80% in Funds which invest primarily in equity securities.




      Lifestyle        Seeks a balance between a high level of current income
       Moderate(4)     and growth of capital, with a greater emphasis on
                       income. To do this, the Fund invests approximately 60% of its assets in JHT Funds which invest primarily in fixed income securities and approximately 40% in Funds which invest primarily in equity securities.




      Mid Cap Index    Seeks to approximate the aggregate total return of a mid
       Trust           cap U.S. domestic equity market index. To do this, the
                       Fund invests at least 80% of its net assets in the common stocks in the S&P Mid Cap 400 Index(3) and securities that as a group behave in a manner similar to the index.




      Money Market     Seeks to obtain maximum current income consistent with
       Trust (B)       preservation of principal and liquidity. To do this, the
                       Fund invests in high quality, U.S. dollar denominated money market instruments.




      Pacific Rim      Seeks to achieve long-term growth of capital. To do
       Trust           this, the Fund invests at least 80% of its net assets in
                       common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the Pacific Rim region, including emerging markets.




      Quantitative     Seeks long-term growth of capital. To do this, the Fund
       All Cap Trust   invests at least 65% of its total assets in equity
                       securities of large, mid and small-cap U.S. companies with strong industry position, leading market share, proven management and strong financials.




      Quantitative     Seeks long-term capital growth. To do this, the Fund
       Mid Cap Trust   invests at least 80% of its net assets in U.S. mid-cap
                       and large-cap companies' securities with strong industry positions, leading market shares, proven managements and strong balance sheets.

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED



      Quantitative      Seeks long-term capital appreciation. To do this, the
       Value Trust      Fund invests at least 65% of its total assets in
                        large-cap U.S. securities with the potential for long-term growth of capital.



      Small Cap         Seeks to approximate the aggregate total return of a
       Index Trust      small cap U.S. domestic equity market index. To do this,
                        the Fund invests at least 80% of its net assets in the common stocks in the Russell 2000 Index(5) and securities that as a group behave in a manner similar to the index.



MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED



      Total Stock       Seeks to approximate the aggregate total return of a
        Market Index    broad U.S. domestic equity market index. To do this, the
        Trust           Fund invests at least 80% of its net assets in the
                        common stocks in the Dow Jones Wilshire 5000 Index(6) and securities that as a group will behave in a manner similar to the index.



MUNDER CAPITAL MANAGEMENT



      Small Cap         Seeks long-term capital appreciation. To do this, the
       Opportunities    Fund invests at least 80% of its net assets in equity
        Trust           securities of small-capitalization companies.



PACIFIC INVESTMENT MANAGEMENT COMPANY LLC



      Global Bond       Seeks maximum total return, consistent with preservation
       Trust            of capital and prudent investment management. To do
                        this, the Fund invests at least 80% of its net assets in fixed income instruments, futures contracts (including related options) with respect to such securities and options on such securities.



      Total Return      Seeks maximum total return, consistent with preservation
       Trust            of capital and prudent investment management. To do
                        this, the Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.



PZENA INVESTMENT MANAGEMENT, LLC



      Classic Value     Seeks long-term growth of capital. To do this, the Fund
       Trust            invests at least 80% of its assets in domestic equity
                        securities of companies that are currently undervalued relative to the market, based on estimated future earnings and cash flow.



RCM CAPITAL MANAGEMENT LLC.
T. ROWE PRICE ASSOCIATES, INC.



      Science &         Seeks long-term growth of capital. Current income is
       Technology       incidental to the Fund's objective. To do this, the Fund
        Trust(7)        invests at least 80% of its net assets in the common
                        stocks of companies expected to benefit from the development, advancement, and/or use of science and technology.



SSGA FUNDS MANAGEMENT, INC.



      International     Seeks to track the performance of a broad-based equity
       Equity Index     index of foreign companies primarily in developed
       Trust B          countries and, to a lesser extent, in emerging market
                        countries. To do this, the Fund invests at least 80% of its assets in securities listed in the Morgan Stanley
                        Capital International All Country World Excluding U.S.
                        Index.(8)



TEMPLETON GLOBAL ADVISORS LIMITED



      Global Trust      Seeks long-term capital appreciation. To do this, the
                        Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



TEMPLETON GLOBAL ADVISORS LIMITED - CONTINUED



      International     Seeks long-term growth of capital. To do this, the Fund
       Value Trust      invests at least 65% of its total assets in equity
                        securities of companies located outside the U.S., including in emerging markets, and generally up to 25% of its total assets in debt securities of companies and governments located anywhere in the world.



TEMPLETON INVESTMENT COUNSEL, LLC



      International     Seeks long-term capital appreciation. To do this, the
       Small Cap Trust  Fund invests at least 80% of its net assets in securities issued by foreign small-cap companies in emerging markets.



T. ROWE PRICE ASSOCIATES, INC.



      Blue Chip         Seeks to provide long-term growth of capital. Current
       Growth Trust     income is a secondary objective. To do this, the Fund
                        invests at least 80% of its net assets in the common stocks of large and medium-sized blue chip growth companies that are well established in their industries.



      Equity-Income     Seeks to provide substantial dividend income and also
       Trust            long-term capital appreciation. To do this, the Fund
                        invests at least 80% of its net assets in equity securities, with 65% in common stocks of well-established companies paying above-average dividends.



      Health Sciences   Seeks long-term capital appreciation. To do this, the
       Trust            Fund invests at least 80% of its net assets in common
                        stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.



      Small Company     Seeks long-term growth of capital. To do this, the Fund
       Value Trust      will invest at least 80% of its net assets in small
                        companies whose common stocks are believed to be undervalued.



UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.



      Global            Seeks total return, consisting of long-term capital
       Allocation       appreciation and current income. To do this, the Fund
       Trust            invests in equity and fixed income securities of issuers
                        located within and outside the U.S. based on prevailing market conditions.



VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT
INC.)



      Value Trust       Seeks to realize an above-average total return over a
                        market cycle of three to five years, consistent with reasonable risk. To do this, the Fund invests at least
                        65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.



WELLINGTON MANAGEMENT COMPANY, LLP



      Investment        Seeks to provide a high level of current income
       Quality Bond     consistent with the maintenance of principal and
       Trust            liquidity. To do this, the Fund invests at least 80% of
                        its net assets in bonds rated investment grade. The Fund will tend to focus on corporate bonds and U.S.
                        government bonds with intermediate to longer term maturities.



      Mid Cap Stock     Seeks long-term growth of capital. To do this, the Fund
       Trust            invests at least 80% of its net assets in equity
                        securities of medium-sized companies with significant capital appreciation potential.

                               JOHN HANCOCK TRUST



We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



WELLINGTON MANAGEMENT COMPANY, LLP - CONTINUED



      Natural           Seeks long-term total return. To do this, the Fund will
       Resources        invest at least 80% of its net assets in equity and
       Trust            equity-related securities of natural resource-related
                        companies worldwide, including emerging markets.



      Small Cap         Seeks long-term capital appreciation. To do this, the
       Growth Trust     Fund will invest at least 80% of its net assets in
                        small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.



      Small Cap         Seeks long-term capital appreciation. To do this, the
       Value Trust      Fund will invest at least 80% of its net assets in
                        small-cap companies that are believed to be undervalued.



WESTERN ASSET MANAGEMENT COMPANY



      High Yield        Seeks to realize an above-average total return over a
       Trust            market cycle of three to five years, consistent with
                        reasonable risk. To do this, the Fund invests at least
                        80% of its net assets in high yield securities, including corporate bonds, preferred stocks and U.S.
                        Government and foreign securities.



      Strategic Bond    Seeks a high level of total return consistent with
       Trust            preservation of capital. To do this, the Fund invests at
                        least 80% of its net assets in fixed income securities across a range of credit qualities and may invest a substantial portion of its assets in obligations rated below investment grade.



      U.S. Government   Seeks to obtain a high level of current income
       Securities       consistent with preservation of capital and maintenance
       Trust            of liquidity. To do this, the Fund invests at least 80%
                        of its net assets in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                                DWS SCUDDER FUNDS


We show the Fund's manager (i.e., Subadviser) in bold above the name of the Fund and we list the Funds alphabetically by subadviser.



DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.



      DWS               The portfolio seeks a balance of current income and
       Conservative     long-term growth of capital with an emphasis on current
       Allocation VIP   income. It does this by investing in a portfolio of
                        other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.



      DWS Core Fixed    The portfolio seeks high current income. The portfolio
       Income VIP       invests for current income, not capital appreciation.
                        Under normal circumstances, the portfolio invests at least 80% of its assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities.



      DWS Equity 500    The Portfolio seeks to replicate, as closely as
       Index VIP        possible, before the deduction of expenses, the
                        performance of the Standard & Poor's 500 Composite Stock
                        Price Index (the "S&P 500 Index"3), which emphasizes stocks of large US companies. The Portfolio invests at least 80% of its assets in stocks of companies included in the S&P 500 Index(3) and in derivative instruments that provide exposure to the stocks of companies in the S&P 500 Index.(3)



      DWS Growth        The portfolio seeks long-term growth of capital. It does
       Allocation VIP   this by investing in a portfolio of other DWS portfolios
                        that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.



      DWS Moderate      The portfolio seeks a balance of long-term growth of
       Allocation VIP   capital and current income with an emphasis on growth of
                        capital. It does this by investing in a portfolio of other DWS portfolios that invest across a range of asset classes, utilizing a wide variety of securities and investment styles. The portfolio will always invest in the share class of an underlying portfolio with the lowest fees and expenses.



(1) The Active Bond Trust is subadvised by Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC.



(2) Lehman Brothers provides the Lehman Brothers Global Aggregate Index. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Lehman Brothers, nor does it make any representation regarding the advisability of investing in the Trust.




(3) "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by The McGraw-Hill Companies, Inc., nor does The McGraw-Hill Companies, Inc. make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Standard & Poor's(R) was from $1.42 billion to $410.66 billion; for the Standard & Poor's 500(R) $1.42 billion to $410.66 billion and; for the S&P Mid Cap 400(R) $590 million to $12.5 billion.



(4) Deutsche Asset Management Inc. provides subadvisory consulting services to MFC Global Investment Management (U.S.A.) Limited for the Lifestyle Funds.



(5) Russell 2000(R) and "Russell Midcap(R)" are trademarks of Frank Russell Company. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by the Frank Russell Company, nor does Frank Russell Company make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Russell 2000(R) was from $38 million to $3.75 billion.



(6) "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by Wilshire Associates, nor does Wilshire Associates make any representation regarding the advisability of investing in the Trust. As of February 28, 2007, the mid cap range for Wilshire 5000 was from $38 million to $410.66 billion.



(7) The Science & Technology Trust is subadvised by T. Rowe Price Associates, Inc. and RCM Capital Management LLC.



(8) "MSCI EAFE Index(SM)" is a service mark of Morgan Stanley Capital International Inc. and its affiliates ("MSCI"). None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by MSCI, nor does MSCI make any representation regarding the advisability of investing in the Trust. As of February 28, 2007 the mid cap range was from $37 million to $244.4 billion.

VOTING INTEREST

You instruct us how to vote Fund shares.

We will vote Fund shares held in a Separate Account at any Fund shareholder meeting in accordance with voting instructions received from the persons having the voting interest under the Contract. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting. We will arrange for proxy materials to be distributed to each person having the voting interest under the Contract together with appropriate forms for giving voting instructions. We will vote all Fund shares that we hold (including our own shares and those we hold in a Separate Account for Contract Owners) in proportion to the instructions so received. The effect of this proportional voting is that a small number of Contract Owners can determine the outcome of a vote.

During the Accumulation Period, the Contract Owner has the voting interest under a Contract. We determine the number of votes for each Fund for which voting instructions may be given by dividing the value of the Investment Account corresponding to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund.


During the Pay-out Period, the Annuitant has the voting interest under a Contract. We determine the number of votes as to each Fund for which voting instructions may be given by dividing the reserve for the Contract allocated to the Sub-Account in which such Fund shares are held by the net asset value per share of that Fund. Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a Contract will usually decrease after commencement of annuity payments. We will determine the number of Fund shares for which voting instructions may be given not more than 90 days prior to the meeting.


We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations, or interpretations thereof.

                         V. Description of the Contract


ELIGIBLE PLANS

Contracts may have been issued to fund Qualified Plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10" and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see Appendix B: "Qualified Plan Types"). The Contracts is also designed so that it may be used with Non-Qualified retirement plans, such as payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law.

ELIGIBLE GROUPS

John Hancock USA has issued group contracts to Venture Trust, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with John Hancock Distributors LLC, the principal underwriter of the Contracts.

ACCUMULATION PERIOD PROVISIONS

We impose limits on the minimum amount of subsequent Purchase Payments.

Purchase Payments
You make Purchase Payments to us at our Annuities Service Center. Except as noted below, the minimum initial Purchase Payment you paid for the Contract was $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. However, if you elected the optional Payment Credit Rider (only available in New York), the minimum initial Purchase Payment was $10,000.

We may provide for Purchase Payments to be automatically withdrawn from your bank account on a periodic basis. If a Purchase Payment would cause your Contract Value to exceed $1,000,000 or your Contract Value already exceeds $1,000,000, you must obtain our approval in order to make the Purchase Payment.

John Hancock USA may have reduced or eliminated the minimum initial Purchase Payment requirement, upon your request and as permitted by state law, in the following circumstances:


      - You purchased your Contract through a 1035 exchange or a Qualified Plan transfer of an existing Contract(s) issued by another carrier(s) AND at the time of application, the value of your existing Contract(s) met or exceeded the applicable minimum initial Purchase Payment requirement AND prior to our receipt of such 1035 monies, the value dropped below the applicable minimum initial Purchase Payment requirement due to market conditions;


      - You purchased more than one new Contract and such Contracts cannot be combined AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000;

      - You and your spouse each purchased at least one new Contract AND the average initial Purchase Payment for the new Contract(s) was equal to or greater than $50,000;

      - You purchased a Contract that will be used within our Individual 401(k) Program;


      - You purchased a new Qualified Plan Contract under an already existing qualified retirement plan AND the plan is currently invested in one or more qualified retirement plan Contracts established prior to June 1, 2004;


      - You purchased multiple Contracts issued in conjunction with a written Retirement Savings Plan (either qualified or non-qualified), for the benefit of plan participants AND the Annuitant under each Contract is a plan participant AND the average initial Purchase Payment for these new Contracts was equal to or greater than $50,000.


If permitted by state law, John Hancock USA may cancel a Contract at the end of any two consecutive Contract Years in which no Purchase Payments have been made, if both:


      - the total Purchase Payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

      - the Contract Value at the end of such two year period is less than $2,000.


Contracts issued by John Hancock New York may be cancelled at the end of any three consecutive Contract Years in which no Purchase Payments have been made as described above.



As a matter of administrative practice, the respective Company will attempt to notify you prior to any such cancellation in order to allow you to make the necessary Purchase Payment to keep your Contract in force. The cancellation of Contract provisions may vary in certain states to comply with the requirements of insurance laws and regulations in such states. If we cancel your Contract, we will pay you the Contract Value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% penalty tax (see "VII. Federal Tax Matters").

You designate how your Purchase Payments are to be allocated among the Investment Options. You may change the allocation of subsequent Purchase Payments at any time by notifying us in writing (or by telephone or internet if you comply with our telephone and electronic transactions procedures described below).

The Optional Payment Credit Rider was only available in New York.

Payment Credit
The optional Payment Credit Rider was not available for John Hancock New York Contracts issued prior to January 1, 2001 or for any John Hancock USA Contract. The Payment Credit Rider was only available with Contracts issued in New York by John Hancock New York. You may only have elected the Payment Credit Rider at issue and once elected the Payment Credit Rider is irrevocable. The minimum initial Purchase Payment required to elect the Payment Credit Rider was $10,000. We imposed an additional fee for the Payment Credit Rider and Contracts with this feature will be subject to a higher withdrawal charge for a longer period of time.

If you elected the Payment Credit Rider, we will add a Payment Credit to your Contract when you make a Purchase Payment. The Payment Credit is equal to 4% of the Purchase Payment and is allocated among Investment Options in the same proportion as your Purchase Payment. For John Hancock New York Contracts issued on or after July 12, 2004 and prior to November 1, 2004, the Payment Credit was 5%. The Payment Credit Rider is funded from John Hancock New York's General Account.

PURCHASE PAYMENTS WHICH ARE NOT ELIGIBLE FOR A PAYMENT CREDIT. If the Owner's spouse is the Beneficiary, the spouse continues the Contract as the new Owner and a death benefit is paid upon the death of the spouse. For purposes of calculating this death benefit, the death benefit paid upon the first Owner's death will be treated as a Purchase Payment to the Contract. Such Purchase Payment will not be eligible for a Payment Credit.

RIGHT TO REVIEW CONTRACT. If you exercise your right to return your Contract during the "ten day right to review period," John Hancock New York will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. Therefore, you bear the risk that if the market value of the Payment Credit has declined, we will still recover the full amount of the Payment Credit. However, earnings attributable to the Payment Credit will not be deducted from the amount paid to you. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, John Hancock New York will return the Purchase Payments if this is greater then the amount otherwise payable.

TAX CONSIDERATIONS. Payment Credits are not considered to be "investment in the Contract" for income tax purposes (see "VII. Federal Tax Matters").

MATTERS TO CONSIDER ABOUT THE PAYMENT CREDIT RIDER. There may be circumstances where you may be worse off for having purchased a Contract with a Payment Credit Rider as opposed to a Contract without a Payment Credit Rider. For example, the higher charges for a Contract with a Payment Credit Rider may over time exceed the amount of the Payment Credit Rider and any earnings thereon. Before making additional Purchase Payments, you and your financial adviser should consider:


      -     The length of time that you plan to own your Contract;



      -     The frequency, amount and timing of any partial surrenders;



      -     The amount and frequency of your Purchase Payments.


Choosing the Payment Credit Rider is generally advantageous except in the following situation: if you intend to make a single Purchase Payment to your Contract or a high initial Purchase Payment relative to renewal Purchase Payments and you intend to hold your Contract for more than 11 years.

We expect to make a profit from the Contracts. The charges used to recoup the expense of paying the Payment Credit Rider include the withdrawal charge and the asset based charges (see "VI. Charges and Deductions").

If you are considering making additional payments to a Contract in connection with certain Qualified Plans, then special considerations regarding the Payment Credit Rider may apply. Corporate and self-employed pension and profit sharing plans, as well as tax-sheltered annuity plans, are subject to nondiscrimination rules. The nondiscrimination rules generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether additional Purchase Payments to your Contract are suitable in connection with such a Qualified Plan, you should consider the effect of the Payment Credit Rider on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Internal Revenue Code, as amended. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix B: "Qualified Plan Types").

ADDITIONAL CHARGES FOR THE PAYMENT CREDIT RIDER. If you elected the Payment Credit Rider, the Separate Account annual expenses are increased by 0.35%. The guaranteed interest rate on Fixed Investment Options is reduced by 0.35%. In addition, each Purchase Payment will be subject to a higher withdrawal charge for a longer period of time. The maximum withdrawal charge if the Payment

Credit Rider is elected is 8% (as opposed to 6% with no Payment Credit Rider) and the withdrawal charge period is 8 years if the Payment Credit Rider is elected (as opposed to 7 years with no Payment Credit Rider).

Accumulation Units
During the Accumulation Period, we establish an Investment Account for you for each Variable Investment Option to which you allocate a portion of your Contract Value. We credit amounts to those Investment Accounts in the form of "accumulation units" to measure the value of the variable portion of your Contract during the Accumulation Period. We calculate and credit the number of accumulation units in each of your Investment Accounts by dividing (i) the amount allocated to that Investment Account by (ii) the value of an accumulation unit for that Investment Account we next compute after a purchase transaction is complete.

We will usually credit initial Purchase Payments received by mail on the Business Day on which they are received at our Annuities Service Center, and no later than two Business Days after our receipt of all information necessary for issuing the Contract. We will inform you of any deficiencies preventing processing if your Contract cannot be issued. If the deficiencies are not remedied within five Business Days after receipt, we will return your Purchase Payment promptly, unless you specifically consent to our retaining your Purchase Payment until all necessary information is received. We will credit initial Purchase Payments received by wire transfer from broker-dealers on the Business Day received by us if the broker-dealers have made special arrangements with us. We will credit subsequent Purchase Payments on the Business Day they are received at our Annuities Service Center.

We will deduct accumulation units based on the value of an accumulation unit we next compute each time you make a withdrawal or transfer amounts from an Investment Option, and when we deduct certain Contract charges, pay proceeds, or apply amounts to an Annuity Option.

We measure the value of an Investment Account in accumulation units, which vary in value with the performance of the underlying Fund.

Value of Accumulation Units


The value of your accumulation units will vary from one Business Day to the next depending upon the investment results of the Investment Options you select. We arbitrarily set the value of an accumulation unit for each Sub-Account on the first Business Day the Sub-Account was established. We determine the value of an accumulation unit for any subsequent Business Day by multiplying (i) the value of an accumulation unit for the immediately preceding Business Day by (ii) the "net investment factor" for that Sub-Account (described below) for the Business Day for which the value is being determined. We value accumulation units as of the end of each Business Day. We deem a Business Day to end, for these purposes, at the time a Fund determines the net asset value of its shares.


We will use a Fund share's net asset value at the end of a Business Day to determine accumulation unit value for a Purchase Payment, withdrawal or transfer transaction only if:

     - your Purchase Payment transaction is complete before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) for that Business Day, or

     - we receive your request for a withdrawal or transfer of Contract Value at the Annuities Service Center before the close of the New York Stock Exchange for that Business Day.

Net Investment Factor
The net investment factor is an index used to measure the investment performance of a Sub-Account from one Business Day to the next (the "Valuation Period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each Sub-Account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

Where (a) is:

    - the net asset value per share of a Fund share held in the Sub-Account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distributions made by the Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current valuation period.

Where (b) is the net asset value per share of a Fund share held in the Sub-Account determined as of the end of the immediately preceding valuation period.

Where (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for Separate Account Annual Expenses.

Transfers Among Investment Options
During the Accumulation Period, you may transfer amounts among the Variable Investment Options and from those Investment Options to the Fixed Investment Options, subject to the restrictions set forth below.

You may make a transfer by providing written notice to us, by telephone or by other electronic means that we may provide through the internet (see "Telephone and Electronic Transactions"). We will cancel accumulation units from the Investment Account from which you transfer amounts and we will credit to the Investment Account to which you transfer amounts. Your Contract Value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the Investment Account. If the amount remaining in an Investment Account after a transfer would be less than $100, we will transfer the entire amount instead of the requested amount.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a Contract Year are free of any transfer charge. For each additional transfer in a Contract Year, we do not currently assess a charge but reserve the right (to the extent permitted by your Contract) to assess a reasonable charge (not to exceed the lesser of $25 or 2% of the amount transferred) to reimburse us for the expenses of processing transfers.


Investment Options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their Investment Options on a daily basis and allow transfers among Investment Options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of Variable Investment Options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, frequent transfer activity can harm long-term investors in a Variable Investment Option since such activity may expose a Variable Investment Option's underlying fund to increased fund transaction costs and/or disrupt the fund manager's ability to effectively manage a fund in accordance with its investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.


We have adopted a policy and procedures to restrict frequent transfers of Contract Value among Variable Investment Options.


To discourage disruptive frequent trading activity, we have adopted a policy for each Separate Account to restrict transfers to two per calendar month per Contract, with certain exceptions, and procedures to count the number of transfers made under a Contract. Under the current procedures of the Separate Accounts, we count all transfers made during each Business Day that the net asset value of the shares of a Fund are determined ending at the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Asset Rebalancing Program, (b) transfers from a Fixed Investment Option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the Pay-out Period (these transfers are subject to a 30-day notice requirement, however, as described in the "Transfers During Pay-out Period" section of this Prospectus). Under each Separate Account's policy and procedures, Contract Owners may transfer to a Money Market Investment Option even if a Contract Owner reaches the two transfer per month limit if 100% of the Contract Value in all Variable Investment Options is transferred to that Money Market Investment Option. If such a transfer to a Money Market Investment Option is made, for a 30-calendar day period after such transfer, a Contract Owner may not make any subsequent transfers from that Money Market Investment Option to another Variable Investment Option. We apply each Separate Account's policy and procedures uniformly to all Contract Owners.


We reserve the right to take other actions to restrict trading, including, but not limited to:

-     restricting the number of transfers made during a defined period;

-     restricting the dollar amount of transfers;

- restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail); and

-     restricting transfers into and out of certain Sub-Account(s).

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).

While we seek to identify and prevent disruptive frequent trading activity, it is not always possible to do so. Therefore, we cannot provide assurance that the restrictions we impose will be successful in restricting disruptive frequent trading activity and avoiding harm to long-term investors.


In addition to the transfer restrictions that we impose, the John Hancock Trust and DWS Scudder Funds also have adopted policies under Rule 22c-2 of the 1940 Act to detect and deter abusive short term trading. Accordingly, a Fund may require us to impose trading restrictions if it discovers violations of its frequent short-term trading policy. We will provide tax identification numbers and other Contract Owner transaction information to a Fund upon request, which it may use to identify any pattern or frequency of activity that violates its short-term trading policy.


Maximum Number of Investment Options


There is no limit on the number of Investment Options to which you may allocate Purchase Payments (except under a Rider - see Appendix D - "Optional Guaranteed Minimum Withdrawal Benefits").

We permit you to make certain types of transactions by telephone or electronically through the internet.

Telephone and Electronic Transactions
We will automatically permit you to request transfers and withdrawals by telephone. We will also permit you to access information about your Contract, request transfers and perform some transactions (other than withdrawals) electronically through the internet. You can contact us at the telephone number or internet address shown on the first page of this Prospectus.

To access information and perform electronic transactions through our website, you will be required to create an account with a username and password, and maintain a valid e-mail address. You may also authorize other people to make certain transaction requests by telephone or electronically through the internet by sending us instructions in a form acceptable to us.

We will not be liable for following instructions communicated by telephone or electronically that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record all conversations with you. When someone contacts us by telephone and follows our procedures, we will assume that you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of:

     -     Any loss or theft of your password; or

     -     Any unauthorized use of your password.

We may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly.


All transaction instructions we receive by telephone or electronically will be followed by a confirmation statement of the transaction. Transaction instructions we receive by telephone or electronically before the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time on any Business Day, will usually be effective at the end of that day. Your ability to access or transact business electronically may be limited due to circumstances beyond our control, such as system outages, or during periods when our telephone lines or our website may be busy. We may, for example, experience unusual volume during periods of substantial market change.


We may suspend, modify or terminate our telephone or electronic transaction procedures at any time. We may, for example, impose limits on the maximum withdrawal amount available to you through a telephone transaction. Also, as stated earlier in this Prospectus, we have imposed restrictions on transfers and reserve the right to take other actions to restrict trading, including the right to restrict the method used to submit transfers (e.g., by requiring transfer requests to be submitted in writing via U.S. mail). We also reserve the right to suspend or terminate the transfer privilege altogether with respect to anyone who we feel are abusing the privilege to the detriment of others.

We make available Dollar Cost Averaging and Asset Rebalancing Programs.

Special Transfer Services-Dollar Cost Averaging Program
We administer a Dollar Cost Averaging ("DCA") Program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any Variable Investment Option, or from a Fixed Investment Option we permit for this purpose to other Variable Investment Options until the amount in the Investment Option from which the transfer is made is exhausted. You may establish a DCA Fixed Investment Option under the DCA Program to make automatic transfers. You may allocate only Purchase Payments (and not existing Contract Values) to the DCA Fixed Investment Option. If you elect the DCA Fixed Investment Option, we will credit the amounts allocated to this option with interest at the guaranteed interest rate in effect on the date of such allocation.

From time to time, we may offer special DCA Programs where the rate of interest credited to a Fixed Investment Option exceeds our actual earnings on the supporting assets, less appropriate risk and expense adjustments. In such case, we will recover any amounts we credit to your account in excess of amounts earned by us on the assets in the General Account from existing charges described in your Contract. Your Contract charges will not increase as a result of electing to participate in any special DCA Program.

The DCA Program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA Program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, you may achieve a lower purchase price over the long-term by purchasing more accumulation units of a particular Sub-Account when the unit value is low; less when the unit value is high. However, the DCA Program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract Owners interested in the DCA Program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA Program, you may elect to participate in the program on the appropriate application or you may obtain a separate authorization form and full information concerning the program and its restrictions from your registered representative or our Annuities Service Center. There is no charge for participation in the DCA Program.

Special Transfer Services - Asset Rebalancing Program
We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular Funds. We will automatically rebalance your Contract Value pursuant to the schedule described below to maintain the indicated percentages by transfers among the Funds. (Fixed Investment Options are not eligible for participation in the Asset Rebalancing Program.) You must include your entire value in the Variable Investment Options in the Asset Rebalancing Program. Other investment programs, such as the DCA Program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate authorization form and full information concerning the program and its restrictions from your register representative or our Annuities Service Center. There is no charge for participation in the Asset Rebalancing Program.

We will permit asset rebalancing on the following time schedules:

    - quarterly on the 25th day of the last month of the calendar quarter (or the next Business Day if the 25th is not a Business Day);

    - semi-annually on June 25th and December 26th (or the next Business Day if these dates are not Business Days); or

    - annually on December 26th (or the next Business Day if December 26th is not a Business Day).

You may withdraw all or a portion of your Contract Value, but may incur withdrawal charges and tax liability as a result.

Withdrawals
During the Accumulation Period, you may withdraw all or a portion of your Contract Value upon written request (complete with all necessary information) to the Annuities Service Center. You may make withdrawals by telephone, as described above under "Telephone and Electronic Transactions." For certain Qualified Contracts, exercise of the withdrawal right may require the consent of the Qualified Plan participant's spouse under the Code. In the case of a total withdrawal, we will pay the Contract Value as of the date of receipt of the request at our Annuities Service Center, minus any Unpaid Loans and any applicable administration fee and withdrawal charge. We will then cancel the Contract. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each Investment Account equal in value to the amount withdrawn from that Investment Account plus any applicable withdrawal charge deducted from that Investment Account.

When making a partial withdrawal, you should specify the Investment Options from which the withdrawal is to be made. The amount requested from an Investment Option may not exceed the value of that Investment Option minus any applicable withdrawal charge. If you do not specify the Investment Options, the withdrawal will be taken from the Variable Investment Options until exhausted and then from the Fixed Investment Options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the Variable Investment Options, the withdrawal will be taken proportionately from all of your Variable Investment Options. For rules governing the order and manner of withdrawals from the Fixed Investment Options, see "Fixed Investment Options."

There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the Investment Option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the Investment Option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Option. If a partial withdrawal plus any applicable withdrawal charge would reduce the Contract Value to less than $300, we will treat the partial withdrawal as a total withdrawal of the Contract Value.

We will pay the amount of any withdrawal from the Variable Investment Options promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuities Service Center, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

    - the New York Stock Exchange is closed (other than customary weekend and holiday closings);

    -     trading on the New York Stock Exchange is restricted;

    - an emergency exists, as determined by the SEC, as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or

    - the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.


IMPACT OF DIVORCE. In the event that you and your spouse become divorced after you purchase a Contract, we will consider any request to reduce or divide benefits under a Contract as a request for a withdrawal of Contract Value. The transaction may be subject to any applicable tax, withdrawal charges. If you determine to divide a Contract with an optional benefit Rider, we will permit you to continue the existing Rider under one, but not both, resulting Contracts. We will also permit the owner of the new Contract to purchase any optional benefit rider then available.


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TAX CONSIDERATIONS. Withdrawals from the Contract may be subject to income tax and a 10% IRS penalty tax (see "VII. Federal Tax Matters"). Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances (see Appendix B: "Qualified Plan Types").


You may make Systematic "Income Plan" withdrawals




Special Withdrawal Services - The Income Plan
We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified Investment Options on a periodic basis. We limit the total of IP withdrawals in a Contract Year to not more than 10% of the Purchase Payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If additional withdrawals, outside the IP program, are taken from a Contract in the same Contract Year in which an IP program is in effect, IP withdrawals taken after the free withdrawal amount has been exceeded are subject to a withdrawal charge. The IP is not available to Contracts participating in the dollar cost averaging program or for which Purchase Payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate authorization form and full information concerning the program and its restrictions from your securities dealer or the applicable Annuities Service Center. We do not charge a fee to participate in the IP program.

Optional Guaranteed Minimum Withdrawal Benefits


Please see Appendix D: "Optional Guaranteed Minimum Withdrawal Benefits" for a general description of the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders that may provide guaranteed withdrawal benefits under the Contract you purchased. Under the Guaranteed Principal Plus for Life and Guaranteed Principal Plus Riders, we guarantee that you may withdraw a percentage of your investment each year until you recover your initial Purchase Payment(s), even if your Contract Value reduces to zero. We will increase the amounts we guarantee by a Bonus if you choose not to make any withdrawals at all during certain Contract Years. Depending on market performance, you may also be able to increase or "Step-up" the amounts we guarantee on certain dates. If you withdraw more than a guaranteed annual amount, however, we will reduce the amounts we guarantee for future withdrawals.


If you die during the Accumulation Period, your Beneficiary will receive a death benefit that might exceed your Contract Value.

Death Benefits During Accumulation Period
The Contracts described in this Prospectus provide for the distribution of death benefits before a Contract's Maturity Date.

AMOUNT OF DEATH BENEFIT. If any Owner dies, the Death Benefit payable under the Contract will be the greater of:

      -     the Contract Value; or

      -     the Minimum Death Benefit.

If there is any Debt, the Death Benefit equals the amount described above less the Debt under the Contract.

If the oldest Owner had an attained age of less than 81 years on the Contract Date, the Minimum Death Benefit will be determined as follows:

      - During the first Contract Year, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

      - During any subsequent Contract Year, the Minimum Death Benefit will be the greater of (i) or (ii), where:


      - is the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals; and



      - is the greatest Anniversary Value prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by all Purchase Payments made, less any amount deducted in connection with partial withdrawals, since that Contract Anniversary.


If the oldest Owner had an attained age of 81 or greater on the Contract Date, the Minimum Death Benefit will be the sum of all Purchase Payments made, less any amount deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

(i) is equal to the death benefit prior to the withdrawal; and

(ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

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


DETERMINATION OF DEATH BENEFIT. We determine the death benefit on the date we receive written notice and "proof of death" as well as all required claims forms from all beneficiaries at our Annuities Service Center shown on the first page of this Prospectus. No one is entitled to the death benefit until this time. Proof of death occurs when we receive one of the following at our Annuities Service Center:

      -     a certified copy of a death certificate; or

      - a certified copy of a decree of a court of competent jurisdiction as to the finding of death; and all required claim forms; or

      -     any other proof satisfactory to us.


DISTRIBUTION OF DEATH BENEFIT. The following discussion applies principally to distribution of death benefits upon the death of an Owner under Contracts that are not issued in connection with Qualified Plans, i.e., "Non-Qualified Contracts." Tax law requirements applicable to Qualified Plans, including IRAs, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your Contract is used in connection with a Qualified Plan, you should seek competent legal and tax advice regarding requirements governing the distribution of benefits, including death benefits, under the plan. In particular, if you intend to use the Contract in connection with a Qualified Plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on Qualified Plans, including IRAs (see "VII. Federal Tax Matters" and Appendix
B: "Qualified Plan Types").


In designating Beneficiaries you may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this Prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the Contract Owner chooses not to restrict death benefits under the Contract. If the Contract Owner imposes restrictions, those restrictions will govern payment of the death benefit.

We will pay the death benefit to the Beneficiary if any contract Owner dies before the Maturity Date. If there is a surviving Owner, that Contract Owner will be deemed to be the Beneficiary. No death benefit is payable on the death of any Annuitant, except that if any Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. On the death of the last surviving Annuitant, the Owner, if a natural person, will become the Annuitant unless the Owner designates another person as the Annuitant.

The death benefit may be taken in the form of a lump sum. If so, we will pay death benefits under our current administrative procedures within seven calendar days of the date that we determine the amount of the death benefit, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "Withdrawals").

If the death benefit payable upon the death of an Owner is not taken immediately, the Contract will continue, subject to the following:


      -     The Beneficiary will become the Owner.

      - We will allocate any excess of the death benefit over the Contract Value to the Owner's Investment Accounts in proportion to their relative values on the date of receipt by us of due proof of the Owner's death.

      -     No additional Purchase Payments may be made.

      -     We will waive  withdrawal charges for all future distributions.

      - If the deceased Owner's spouse is the Beneficiary, the surviving spouse continues the Contract as the new Owner. In such a case, the distribution rules applicable when a Contract Owner dies will apply when the spouse, as the Owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse (excluding any optional benefits), we will treat the death benefit paid upon the first Owner's death as a Purchase Payment to the Contract. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the first Owner's death will not be considered in the determination of the spouse's death benefit. In addition, the death benefit on the last day of the previous Contract Year (or the last day of the Contract Year ending just prior to the Owner's 81st birthday, if applicable) shall be set to zero as of the date of the first Owner's death.

      - If the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract must be made within five years of the Owner's death, or alternatively, distribution may be made as an annuity, under one of the Annuity Options described below, which begins within one year of the Owner's death and is payable over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary (see "Annuity Options"). If distribution is not made as an annuity, upon the death of the Beneficiary, the death benefit will equal the Contract Value and must be distributed immediately in a single sum.

      - Alternatively, if the Contract is not a Qualified Contract and if the Beneficiary is not the deceased Owner's spouse, distribution of the Owner's entire interest in the Contract may be made as a series of withdrawals over the Beneficiary's life expectancy. If this form of distribution is selected, the Beneficiary may not reduce or stop the withdrawals, but may in any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial Beneficiary dies while value remains in the Contract, a successor Beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial Beneficiary's life expectancy.

A substitution or addition of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the Maturity Date, the Contract Value on the date of the change will be treated as a Purchase Payment made on that date. In addition, all Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the Owner's spouse.

Optional Enhanced Death Benefits
Please see Appendix C: "Optional Enhanced Death Benefits" for a general description of the following optional benefit Riders that may enhance death benefits under the Contract you purchased:

      - ENHANCED EARNINGS DEATH BENEFIT. (Not available in New York or Washington.) Under the Enhanced Earnings Rider, John Hancock USA guarantees that upon the death of any Contract Owner prior to the Maturity Date, John Hancock USA will increase the death benefit otherwise payable under the Contract by a percentage of earnings, up to a maximum amount. Under the Enhanced Earnings Rider, John Hancock USA increases the death benefit by 40% of the appreciation in the Contract Value upon the death of any Contract Owner if you (and every joint Owner) are less than 70 years old when we issue a Contract, and by 25% of the appreciation in the Contract Value if you (or any joint Owner) is 70 or older at issue. John Hancock USA reduces the "appreciation in the Contract Value" proportionally in connection with partial withdrawals of Contract Value and, in the case of certain Qualified Contracts, by the amount of any Unpaid Loans under a Contract. The Enhanced Earnings Death Benefit was available only at Contract issue and cannot be revoked once elected.

      - ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT. (Not available in New York or Washington) John Hancock USA offered the Accelerated Beneficiary Protection Death Benefit Rider between December, 2003 and December, 2004. The Accelerated Beneficiary Protection Death Benefit provides a guaranteed death benefit amount which can be increased or decreased as provided in the Rider. The Accelerated Beneficiary Protection Death Benefit replaces any other death benefit under the Contract. The Accelerated Beneficiary Protection Death Benefit Rider was available only at Contract issue. It cannot be revoked if you elected it. Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual who is the same age or younger than the oldest current Owner.

PAY-OUT PERIOD PROVISIONS


You have a choice of several different ways of receiving annuity payments from us.


General


Generally, we will begin paying annuity benefits to the Annuitant under the Contract on the Contract's Maturity Date (the first day of the Pay-out Period). The Maturity Date is the date specified on your Contract's specifications page or as specified in your application for the Contract, unless you change that date. If no date is specified, the Maturity Date is the first day of the month following the later of the 85th birthday of the oldest Annuitant or the tenth Contract Anniversary. For John Hancock New York Contracts, the maximum Maturity Date will be the date the oldest Annuitant obtains age 90. You may specify a different Maturity Date at any time by written request at least one month before both the previously specified and the new Maturity Date. The new Maturity Date may not be later than the previously specified Maturity Date unless we consent. Maturity Dates which occur when the Annuitant is at an advanced age, e.g., past age 90, may have adverse income tax consequences (see "VII. Federal Tax Matters"). Distributions from Qualified Contracts may be required before the Maturity Date.



You may select the frequency of annuity payments. However, if the Contract Value at the Maturity Date is such that a monthly payment would be less than $20, we may pay the Contract Value, minus any Unpaid Loans, in one lump sum to the Annuitant on the Maturity Date.


Annuity Options


Annuity payments are available under the Contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the Contract, and at any time during the Accumulation Period, you may select one or more of the Annuity Options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an Annuity Option is not selected, we will provide as a default, a Fixed Annuity option in the form of a life annuity with payments guaranteed for ten years as described below. We will determine annuity payments based on the Investment Account value of each Investment Option at the Maturity Date. Internal


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


Revenue Service ("IRS") regulations may preclude the availability of certain Annuity Options in connection with certain Qualified Contracts. Once annuity payments commence, we may not change the Annuity Option and the form of settlement.


Please read the description of each Annuity Option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due. You may also elect annuities with payments guaranteed for a certain number of years but the amount of each payment will be lower than that available under the non-refund life Annuity Option.

We guarantee the following Annuity Options are offered in the Contract.

      OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant may receive only one payment if the Annuitant dies prior to the date the second payment is due.


      OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if the Annuitant dies prior to the end of the tenth year.


      OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the Annuitant and a designated co-Annuitant. No payments are due after the death of the last survivor of the Annuitant and co-Annuitant. Because there is no guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.


      OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the Annuitant and a designated co-Annuitant. Because we guarantee payments for 10 years, we will make annuity payments to the end of such period if both the Annuitant and the co-Annuitant die prior to the end of the tenth year.


In addition to the foregoing Annuity Options which we are contractually obligated to offer at all times, we currently offer the following Annuity Options. We may cease offering the following Annuity Options at any time and may offer other Annuity Options in the future.


      OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the Annuitant. Because we guarantee payments for the specific number of years, we make annuity payments to the end of the last year of the 5, 15 or 20 year period.


      OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the Annuitant and a designated co-Annuitant and two-thirds payments during the lifetime of the survivor. Because we do not guarantee that we will make any minimum number of payments, an Annuitant or co-Annuitant may receive only one payment if the Annuitant and co-Annuitant die prior to the date the second payment is due.

      OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 10, 15 OR 20 YEARS - An annuity with payments for a 10, 15 or 20 year period and no payments thereafter.


ADDITIONAL ANNUITY OPTIONS FOR CONTRACTS WITH A GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. We may make one or more additional Annuity Options available if you purchase a Contract with one of our guaranteed minimum withdrawal benefit Riders (i.e., Guaranteed Principal Plus or Guaranteed Principal Plus for Life, as described in "Appendix D: Optional Benefits"). If you purchase a Contract with our Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider, we permit you to select the additional Annuity Options shown below:



GPP & GPPFL ALTERNATE ANNUITY OPTION 1: LIA FIXED ANNUITY WITH PERIOD CERTAIN - This option is available if you purchase a Contract with the Guaranteed Principal Plus or Guaranteed Principal Plus for Life optional benefit Rider. This option provides an annuity with payments guaranteed for a certain period and continuing thereafter during the lifetime of a single Annuitant. We determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the amount of the annual annuity benefit payment we determine for this option. This period will be rounded to the next higher month.

We determine the annual amount of Fixed Annuity payments under this option as the greater of:



      - the Lifetime Income Amount on the Maturity Date, if any, as provided by the guaranteed minimum withdrawal benefit Rider that you purchased with your Contract, or



      - the annual amount that the proceeds of your Contract provides on a guaranteed basis under Annuity Option 1(a): Non-Refund Life Annuity.



GPP & GPPFL ALTERNATE ANNUITY OPTION 2: FIXED PERIOD CERTAIN ONLY - This option is available only if:



      you purchase a Contract with a Guaranteed Principal Plus or a Guaranteed Principal Plus for Life optional benefit Rider; and there is no Lifetime Income Amount remaining (or none has been determined) at the Maturity Date.



This option provides a Fixed Annuity with payments guaranteed for a certain period and no payments thereafter. Under this option, we determine the certain period by dividing the Guaranteed Withdrawal Balance at the Maturity Date by the Guaranteed Withdrawal Amount at the Maturity Date. This period will be rounded to the next higher month. (If the period certain is less than 5 years, we may pay the benefit as a lump sum equal to the present value of the annuity payments at the rate of interest for Annuity Options as described in the Contract.)



We determine the annual amount of Fixed Annuity payments under this option as the greater of:



     (a) the Guaranteed Withdrawal Amount on the Maturity Date as provided by the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider that you purchased with your Contract, or



     (b) the annual amount for a Fixed Annuity with the same period certain that we determine for this option, but based on the interest rate for Annuity Options described in your Contract.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.



FULL SURRENDERS DURING THE PAY-OUT PERIOD. You may surrender your Contract, after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. Under this option, we will pay you the present value of any remaining guaranteed annuity payments ("Commuted Value") of your Contract. The Commuted Value is determined on the day we receive your written request for surrender. We determine the Commuted Value by:



      - multiplying the number of Annuity Units we currently use to determine each payment by the respective Annuity Unit value on the last payment date (see "Annuity Units and the Determination of Subsequent Variable Annuity Benefit Payments" for a description of an "Annuity Unit");



      - assuming that the net investment factor for the remainder of the guarantee period will equal the assumed interest rate of 3%, resulting in level annuity payments; and



      - calculating the present value of these payments at the assumed interest rate of 3%.



PARTIAL SURRENDERS DURING THE PAY-OUT PERIOD. We permit partial surrenders after the Pay-out Period has begun, only if you have selected a variable pay-out under Option 5: Period Certain Only Annuity for 10, 15, or 20 years. You make take partial surrenders of amounts equal to the Commuted Value of the payments that we would have made during the Period Certain. The Commuted Value is determined in the manner described above on the day we receive your written request for surrender.



If you elect to take only the Commuted Value of some of the remaining annuity payments due in the period certain, we will reduce the remaining annuity payments during the remaining period certain.



You will not be able to make any additional withdrawals under a Contract with a guaranteed minimum withdrawal benefit Rider once annuity payments begin under an Annuity Option.


FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "Death Benefit During Accumulation Period"), on death, withdrawal or the Maturity Date of the Contract, the proceeds may be applied to a Fixed Annuity Option.


We determine the amount of each Fixed Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the Fixed Annuity to the appropriate table in the Contract. If the table we are then using is more favorable to you, we will substitute that table. If you choose an Annuity Option that is not guaranteed in the Contract, we will use the appropriate table that we are currently offering. We guarantee the dollar amount of Fixed Annuity payments.

Determination of Amount of the First Variable Annuity Benefit Payment


We determine the first Variable Annuity benefit payment by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase a Variable Annuity to the annuity tables contained in the Contract. We will determine the amount of the Contract Value as of the date not more than ten Business Days prior to the Maturity Date. We will reduce Contract Value used to determine annuity payments by any applicable premium taxes.


The rates contained in the annuity tables vary with the Annuitant's sex and age and the Annuity Option selected. However, we may not use sex-distinct tables for Contracts issued in connection with certain employer-sponsored retirement plans. Under such tables, the longer the life expectancy of the Annuitant under any life Annuity Option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly Variable Annuity benefit payment will be.


Annuity Units and the Determination of Subsequent Variable Annuity Payments



We will base Variable Annuity payments after the first one on the investment performance of the Sub-Accounts selected during the Pay-out Period. The amount of a subsequent payment is determined by dividing the amount of the first annuity benefit payment from each Sub-Account by the Annuity Unit value of that Sub-Account (as of the same date the Contract Value to effect the annuity was determined) to establish the number of Annuity Units which will thereafter be used to determine payments. This number of Annuity Units for each Sub-Account is then multiplied by the appropriate Annuity Unit value as of a uniformly applied date not more than ten Business Days before the annuity benefit payment is due, and the resulting amounts for each Sub-Account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of Annuity Units generally remains constant throughout the Pay-out Period (assuming no transfer is made). We will deduct a pro-rata portion of the administration fee from each annuity benefit payment.


The value of an Annuity Unit for each Sub-Account for any Business Day is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for that Sub-Account (see "Net Investment Factor") for the valuation period for which the Annuity Unit value is being calculated and by a factor to neutralize the assumed interest rate. Generally, if the net investment factor is greater than the assumed interest rate, the payment amount will increase. If the net investment factor is less than the assumed interest rate, the payment amount will decrease.


A 3% assumed interest rate is built into the annuity tables in the Contract used to determine the first Variable Annuity payment. The smallest annual rate of investment returns which is required to be earned on the assets of the Separate Account so that the dollar amount of Variable Annuity payments will not decrease is 4.04%.


Some transfers are permitted during the Pay-out Period, but subject to different limitations than during the Accumulation Period.

Transfers During Pay-out Period


Once Variable Annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one Sub-Account to another. You must submit your transfer request to our Annuities Service Center at least 30 DAYS BEFORE the due date of the first annuity benefit payment to which your transfer will apply. We will make transfers after the Maturity Date by converting the number of Annuity Units being transferred to the number of Annuity Units of the Sub-Account to which the transfer is made, so that the next annuity benefit payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the Annuity Units for the new Sub-Account selected. We reserve the right to limit, upon notice, the maximum number of transfers a Contract Owner may make per Contract Year to four. Once annuity payments have commenced, a Contract Owner may not make transfers from a Fixed Annuity Option to a Variable Annuity Option or from a Variable Annuity Option to a Fixed Annuity Option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


Death Benefit During Pay-out Period

If an Annuity Option providing for payments for a guaranteed period has been selected, and the Annuitant dies during the Pay-out Period, we will make the remaining guaranteed payments to the Beneficiary. We will make any remaining payments as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the Annuitant and the Beneficiary.

Optional Guaranteed Minimum Income Benefits


Please see Appendix E: "Optional Guaranteed Minimum Income Benefits" for a general description of the Optional Guaranteed Retirement Income Benefit Riders that may enhance guaranteed income benefits under the Contract you purchased. These optional benefit Riders guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. We base the guarantee on an amount called the "Income Base," which can be increased or decreased as provided in the Riders. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders cannot be revoked once elected.

OTHER CONTRACT PROVISIONS

You have a right to cancel your Contract within the permitted time.

Right to Review

You may cancel the Contract by returning it to our Annuities Service Center or to your registered representative at any time within 10 days after receiving it or such other period as required by law. Within 7 days of receiving a returned Contract, we will pay you the Contract Value (minus any Unpaid Loans) computed at the end of the Business Day on which we receive your returned Contract.

No withdrawal charge is imposed upon return of a Contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the Contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all Purchase Payments if this is greater than the amount otherwise payable. If you purchased your Contract in New York with the optional Payment Credit Rider, we will reduce the amount returned to you by the amount of any Payment Credit applied to your initial Purchase Payment. See "Payment Credit" for additional information.

If you purchased your Contract in connection with a replacement of an existing contract, your Contract may provide for a longer time period to return it to us. For example, in New York, you may return the Contract at any time within 60 days after receiving it. Replacement of an existing annuity contract generally is defined as the purchase of a new contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new a Contract is a replacement of an existing contract.

(Applicable to Residents of California Only) Residents in California age 60 and greater may cancel the Contract by returning it to our Annuities Service Center or agent at any time within 30 days after receiving it. We will allocate your Purchase Payments to the Money Market Investment Option during this period. We will, however, permit you to elect to allocate your Purchase Payments during this 30 day period to a Fixed Investment Option (if available), or to one or more of the Variable Investment Options. If you cancel the Contract during this 30 day period and your Purchase Payments were allocated to a Fixed Investment Option or the Money-Market Investment Option, we will pay you the original amount of your Purchase Payments. If your Purchase Payments were allocated to a Variable Investment Option (other than the Money Market Investment Option), we will pay you the Contract Value, (minus any Unpaid Loans), computed at the end of the Business Day on which we receive your returned Contract.

You own the Contract.

Ownership

Prior to the Maturity Date, the Contract Owner is the person designated in the Contract or certificate specifications page or as subsequently named. On and after the Maturity Date, the Annuitant is the Contract Owner. If amounts become payable to any Beneficiary under the Contract, the Beneficiary is the Contract Owner.

In the case of Non-Qualified Contracts, Ownership of the Contract may be changed or the Contract may be collaterally assigned at any time prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Changing the ownership of a Contract may be treated as a (potentially taxable) distribution from the Contract for federal tax purposes. A collateral assignment will be treated as a distribution from the Contract and will be tax reported as such. An addition or substitution of any Contract Owner may result in resetting the death benefit to an amount equal to the Contract Value as of the date of the change and treating that value as a Purchase Payment made on that date for purposes of computing the amount of the death benefit.

Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuities Service Center. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable Beneficiary.

In the case of Qualified Contracts, ownership of the Contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

GROUP CONTRACTS (John Hancock USA Contracts only). An eligible member of a group to which a group contract has been issued may have become an Owner under the Contract by submitting a completed application, if required by us, and a minimum Purchase Payment. If so, we issued a Contract summarizing the rights and benefits of that Owner under the group contract, or we issued an individual contract to an applicant acceptable to us. We reserve the right to decline to issue a Contract to any person in our sole discretion. All rights and privileges under the Contract may be exercised by each Owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the group contract was issued may restrict an Owner's ability to exercise such rights and privileges.

In the case of a group annuity contract, we may not modify the group contract or any Contract without consent of the group holder or the Owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any Contract issued after the effective date of the modification.

All Contract rights and privileges not expressly reserved to the group holder may be exercised by each Owner as to his or her interests as specified in his or her Contract. Prior to the Maturity Date, an Owner is the person designated in an application or as subsequently named. On and after a certificate's Maturity Date, the Annuitant is the Owner and after the death of the Annuitant, the Beneficiary is the Owner. In the case of Non-Qualified Contracts, ownership of the Contract may be changed at any time. In the case of Non-Qualified Contracts, an Owner may assign his or her interest in the Contract during the lifetime of the Annuitant prior to the Maturity Date, subject to the rights of any irrevocable Beneficiary. Assigning a Contract or interest therein, or changing the ownership of a Contract, may be treated as a distribution of all or a portion of the Contract Value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by us. Any assignment and any change, if approved, will be effective as of the date on which written. We assume no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

ACCEPTANCE OF CONTRACTS. John Hancock USA has discontinued acceptance of new applications and issuance of new group contracts.

The Annuitant is either you or someone you designate.

Annuitant


The Annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. The Annuitant is entitled to receive all annuity payments under the Contract. If the Contract Owner names more than one person as an "Annuitant," the second person named shall be referred to as "co-Annuitant." The Annuitant is as designated on the Contract specifications page or in the application, unless changed. Any change of Annuitant must be made in writing in a form acceptable to us. We must approve any change.


On the death of the Annuitant prior to the Maturity Date, the co-Annuitant, if living, becomes the Annuitant. If there is no living co-Annuitant, the Owner becomes the Annuitant. In the case of certain Qualified Contracts, there are limitations on the ability to designate and change the Annuitant and the co-Annuitant. The Annuitant becomes the Owner of the Contract on the Maturity Date.

If any Annuitant is changed and any Contract Owner is not a natural person, the entire interest in the Contract must be distributed to the Contract Owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

The Beneficiary is the person you designate to receive the death benefit if you die.

Beneficiary

The Beneficiary is the person, persons or entity designated in the Contract specifications page (or as subsequently changed). However, if there is a surviving Contract Owner, that person will be treated as the Beneficiary. The Beneficiary may be changed subject to the rights of any irrevocable Beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any Beneficiary is subject to that of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the estate of the deceased Contract Owner. In the case of certain Qualified Contracts, Treasury Department regulations may limit designations of Beneficiaries.

Modification

We may not modify your Contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risks charges, annuity payment rates and the market value charge as to any Contracts issued after the effective date of the modification.

Our Approval

We reserve the right to accept or reject any Contract application at our sole discretion.

Misstatement and Proof of Age, Sex or Survival


We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the Annuitant has been misstated, the benefits will be those that would have been provided for the Annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED INVESTMENT OPTIONS

Interests in a Fixed Investment Option are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and each Company's General Account is not registered as an investment company under the 1940 Act. Neither interests in a Fixed Investment Option nor a General Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Nonetheless, Federal securities laws may require disclosures relating to interests in a Fixed Investment Option and a General Account to be accurate.

INTEREST RATES AND AVAILABILITY. Currently, we do not make available any Fixed Investment Options, other than a DCA Fixed Investment Option under the DCA Program (see "Special Transfer Services-Dollar Cost Averaging Program" for details). However, we may make available Fixed Investment Options under the Contract in the future. A Fixed Investment Option provides for the accumulation of interest on Purchase Payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on amounts allocated or transferred to a Fixed Investment Option from time-to-time. In no event will the guaranteed rate of interest be less than guaranteed minimum interest rate stated in your Contract. Once an interest rate is guaranteed for a Fixed Investment Option, it is guaranteed for the duration of the guarantee period, and we may not change it.

Certain states may impose restrictions on the availability of Fixed Investment Options under your Contract.

TRANSFERS. During the Accumulation Period, you normally may transfer amounts from a Fixed Investment Option to the Variable Investment Options only at the end of a guaranteed period. You may, however, transfer amounts from Fixed to Variable Investment Options prior to the end of the guarantee period pursuant to the DCA Program. Where there are multiple Investment Accounts within a Fixed Investment Option, amounts must be transferred from that Fixed Investment Option on a first-in-first-out basis.

You may also make transfers from Variable Investment Options to a Fixed Investment Option, if available, at any time prior to the Maturity Date, as permitted by applicable law. We establish a separate Investment Account each time you allocate or transfer amounts to a Fixed Investment Option, except that for amounts allocated or transferred the same day, we will establish as single Investment Account. You may not allocate amounts to a Fixed Investment Option that would extend the guarantee period beyond the Maturity Date.

Subject to certain regulatory limitations, we may determine to restrict payments and transfers to Fixed Investment Options at any time the declared interest rate in effect equals the minimum interest rate specified in your Contract.

RENEWALS. At the end of a guarantee period, you may establish a new Investment Account with the same guarantee period at the then current interest rate, if available, or transfer the amounts to a Variable Investment Option, all without the imposition of any charge. In the case of renewals in the last year of the Accumulation Period, the only Fixed Investment Option available is to have interest accrued for the remainder of the Accumulation Period at the then current interest rate for one-year guarantee period. If you do not specify a renewal option, we will select the one-year Fixed Investment Option.


MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an Investment Account prior to the end of the guarantee period may be subject to a market value charge. A market value charge is assessed only when current interest rates are higher than the guaranteed interest rate on the account. The purpose of the charge is to compensate us for our investment losses on amounts withdrawn, transferred or borrowed prior to the Maturity Date. The formula for calculating this charge is set forth below. A market value charge will be calculated separately for each Investment Account affected by a transaction to which a market value charge may apply. The market value charge for an Investment Account will be calculated by multiplying the amount withdrawn or transferred from the Investment Account by the adjustment factor described below. In the case of group contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.


The adjustment factor is determined by the following formula: 0.75 x (B-A) x C/12 where:


      A -   The guaranteed interest rate on the Investment account.



      B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new Investment Account with the same length of guarantee period as the Investment Account from which the amounts are being withdrawn.


      C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.


The total market value charge will be the sum of the market value charges for each Investment Account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the Investment Account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

We make no market value charge on withdrawals from the Fixed Investment Option in the following situations:

            -     death of the Owner;

            -     amounts withdrawn to pay fees or charges;

            - amounts applied at the Maturity Date to purchase an annuity at the guaranteed rates provided in the Contract;


            - amounts withdrawn from Investment Accounts within one month prior to the end of the guarantee period;


            -     amounts withdrawn from a one-year Fixed Investment Option; and

            - amounts withdrawn in any Contract Year that do not exceed 10% of (i) total Purchase Payments less (ii) any prior partial withdrawals in that Contract Year.

Notwithstanding application of the foregoing formula, in no event will the market value charge:


            - be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an Investment Account exceed an annual rate of 3%;



            - together with any withdrawal charges for an Investment Account be greater than 10% of the amount transferred or withdrawn; or


            - reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the Contract.

The cumulative effect of the market value and withdrawal charges could result in a Contract Owner receiving total withdrawal proceeds of less than the Contract Owner's Purchase Payments.


LOANS. We offer a loan privilege only to owners of Contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a Contract, you may borrow from us, using your Contract as the only security for the loan, in the same manner and subject to the same limitations as described under "Loans" (See "VII. Federal Tax Matters"). The market value charge described above may apply to amounts transferred from the fixed Investment Accounts to the Loan Account in connection with such loans and, if applicable, will be deducted from the amount so transferred. THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF YOU ELECTED THE GUARANTEED PRINCIPAL PLUS FOR LIFE OR GUARANTEED PRINCIPAL PLUS OPTIONAL BENEFIT RIDERS.


CHARGES. No asset based charges are deducted from Fixed Investment Options.

                           VI. Charges and Deductions



Charges and deductions under the Contracts are assessed against Purchase Payments, Contract Values or annuity payments. Currently, there are no deductions made from Purchase Payments. In addition, there are deductions from and expenses paid out of the assets of the Funds that are described in the Fund prospectuses. For information on the fees charged for optional benefits, see the Fee Tables.


WITHDRAWAL CHARGES


If you make a withdrawal from your Contract during the Accumulation Period, we may assess a withdrawal charge. We do not assess a withdrawal charge with respect to i) earnings accumulated in the Contract, ii) Payment Credits and earnings attributable to Payment Credits, iii) certain other "free withdrawal amounts," or iv) Purchase Payments that have been in the Contract for more than 7 complete Contract Years (8 complete years if you elected the Payment Credit Rider in New York). In any Contract Year, the free withdrawal amount for that year is the greater of: (i) 10% of total Purchase Payments (less all prior partial withdrawals in that Contract Year); and (ii) the accumulated earnings of the Contract (i.e., the excess of the Contract Value on the date of withdrawal over unliquidated Purchase Payments). We allocate any free withdrawal amount first to withdrawals from Variable Investment Options and then to withdrawals from the Fixed Investment Options.


When you make a withdrawal that exceeds the free withdrawal amount, we allocate the excess to unliquidated Purchase Payments on a first-in first-out basis. We calculate the amount of the withdrawal charge by multiplying the amount of the Purchase Payment being "liquidated" by the applicable withdrawal charge percentage shown below:


                            MAXIMUM WITHDRAWAL CHARGE
                     (as a percentage of Purchase Payments)


                       JOHN HANCOCK USA               JOHN HANCOCK NEW YORK            JOHN HANCOCK NEW YORK
                                                (WITHOUT PAYMENT CREDIT RIDER)      (WITH PAYMENT CREDIT RIDER)
First Year                    6%                               6%                               8%
Second Year                   6%                               6%                               8%
Third Year                    5%                               5%                               7%
Fourth Year                   5%                               5%                               7%
Fifth Year                    4%                               4%                               5%
Sixth Year                    3%                               3%                               4%
Seventh Year                  2%                               2%                               3%
Eighth Year                   0%                               0%                               1%
Thereafter                    0%                               0%                               0%

We deduct the withdrawal charge from your remaining Contract Value, except in cases where you make a complete withdrawal (i.e., surrenders) or when the amount requested from an Investment Account exceeds the value of that Investment Account less any applicable withdrawal charge. If you make a complete withdrawal, or if there is not enough remaining Contract Value, we will deduct the withdrawal charge from the amount requested.

Upon a full surrender of a John Hancock USA Contract issued on or after April 1, 2003, John Hancock USA will liquidate the excess of all unliquidated Purchase Payments over the free withdrawal amount for purposes of calculating the withdrawal charge. Upon a full surrender of a John Hancock USA Contract issued before April 1, 2003 and for any John Hancock New York Contract, we will liquidate the excess of Contract Value over the free withdrawal amount.

There is generally no withdrawal charge on distributions made as a result of the death of the Contract Owner, or if applicable, the Annuitant, and no withdrawal charges are imposed on the Maturity Date if the Contract Owner annuitizes as provided in the Contract.

Withdrawal charges help to compensate us for the cost of selling the Contracts. The amount of the charges in any Contract Year does not specifically correspond to sales expenses for that year. We expect to recover our total sales expenses over the life of the Contracts. To the extent that the withdrawal charges do not cover total sales expenses, the sales expenses may be recovered from other sources, including gains from the asset-based risk charge and other gains with respect to the Contracts or from our general assets. Similarly, administrative expenses not fully recovered by the administration fee may also be recovered from such other sources.

For examples of calculation of the withdrawal charge, see Appendix A to this Prospectus. In the case of group annuity Contracts issued by John Hancock USA, John Hancock USA reserves the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

Waiver of Applicable Withdrawal Charge - Confinement to Eligible Nursing Home

(John Hancock USA only)

In states where approved, any applicable withdrawal charge will be waived on a total withdrawal prior to the Maturity Date if all the following apply:

            - the Owner has been confined to an "Eligible Nursing Home" for at least 180 days (the waiver does not apply to the confinement of any Annuitant unless the Owner is a non-natural person;

            -     the confinement began at least one year after the Contract
                  Date;


            -     confinement was prescribed by a "Physician";


            - both the Owner and the Annuitant are alive as of the date we pay the proceeds of such total withdrawal;

            - the request for a total withdrawal and "Due Proof of Confinement" are received by us, in good order, no later than 90 days after discharge.

An "Eligible Nursing Home" is a licensed "Long Term Care Facility" or "Hospital" providing medically necessary inpatient care that is prescribed in writing by a licensed "Physician" and is based on physical limitations which requires daily living in an institutional setting. A "Long Term Care Facility" is a facility which (a) is located in the United States or its territories; (b) is licensed by the jurisdiction in which it located; (c) provides custodial care under the supervision of a registered nurse (R.N.); and (d) can accommodate three or more persons. A "Hospital" is a facility which is (a) licensed as a Hospital by the jurisdiction in which it is located; (b) is supervised by a staff of licensed physicians; (c) provides nursing services 24 hours a day by, or under the supervision of, a registered nurse (R.N.); (d) operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and (e) has access to medical, diagnostic and major surgical facilities.


A "Physician" is a person other than you, the Annuitant(s) or a member of your or the Annuitant's families who is a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.), practicing within the scope of that license.



"Due Proof of Confinement" is a letter signed by an eligible Physician containing: (a) the date the Owner was confined, (b) the name and location of the Eligible Nursing Home, (c) a statement that the confinement was medically necessary in the judgment of the Physician and (d) if applicable, the date the Owner was released from the Eligible Nursing Home.



The waiver is only applicable for total withdrawals and does not apply to partial withdrawals. The waiver described above is not available in all states and was not available for Contracts issued prior to May 1, 2002. Certain terms may vary depending on the state of issue as noted in your Contract. Withdrawals may be taxable and if made prior to age 59 1/2 may be subject to a 10% penalty (see "VII. Federal Tax Matters").


ANNUAL CONTRACT FEE

We will deduct each year an annual Contract fee of $30 as partial compensation for the cost of providing all administrative services attributable to the Contracts and the operations of the Separate Account and us in connection with the Contracts. However, if prior to the Maturity Date the Contract Value is equal to or greater than $99,000 at the time of the fee's assessment, the fee will be waived. During the Accumulation Period, we deduct the annual Contract fee on the last day of each Contract Year. It is withdrawn from each Investment Option in the same proportion that the value of such Investment Option bears to the Contract Value. If you withdraw the entire Contract on other than the last day of any Contract Year, however, we will deduct the $30 Contract fee from the amount paid. During the Pay-out Period, we deduct the fee on a pro-rata basis from each annuity payment.

ASSET-BASED CHARGES

We deduct asset-based charges on a daily basis for administration, distribution and mortality and expense risks, assuming no optional benefit has been elected. We do not assess asset-based charges against Fixed Investment Options.

Daily Administration Fee

We allocate a portion of the asset-based charges shown in the Fee Tables to help cover our administrative expenses. We deduct a daily charge in an amount equal to 0.15% of the value of each Variable Investment Option on an annual basis deducted from each Sub-Account to reimburse us for administrative expenses. The charge will be reflected in the Contract Value as a proportionate reduction in the value of each Variable Investment Option. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

Mortality and Expense Risks Fee


The mortality risk we assume is the risk that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the Contract which cannot be changed. This assures each Annuitant that his or her longevity will not have an adverse effect on the amount of annuity payments. We also assume mortality risks in connection with our guarantee that, if the Contract Owner dies during the Accumulation Period, we will pay a death benefit (see "Death Benefit During Accumulation Period"). The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.


To compensate us for assuming these risks, we deduct from each of the Sub-Accounts a daily charge. The charge is an amount equal to 1.25% of the value of the Variable Investment Options on an annual basis. In the case of individual Contracts, the rate of the mortality and expense risks charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risks charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. If the asset-based charges are insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charges prove more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. On the Period Certain Only Annuity Option, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk.

REDUCTION OR ELIMINATION OF CHARGES AND DEDUCTIONS

We may reduce or eliminate the amount of the charges and deductions for certain Contracts. These Contracts would involve sales that are made to individuals or to a group of individuals in a manner that results in savings of sales or maintenance expenses or that we expect may result in reduction of other risks that are normally associated with the Contracts. We will determine entitlement to such a reduction in the charges or deductions in the following manner:

            - The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts;

            - The total amount of Purchase Payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger Purchase Payments than on smaller ones;

            - The nature of the group or class for which the Contracts are being purchased will be considered including the expected persistency, mortality or morbidity risks associated with the group or class of Contracts;

            - Any prior or existing relationship with us will be considered. Per-Contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the Contract with fewer sales contacts;

            - The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the Contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the Contracts, thereby reducing our sales expenses;

            - There may be other circumstances of which we are not presently aware, which could result in reduced expenses.

If after consideration of the foregoing factors, we determine that there will be a reduction in expenses, we will provide a reduction in the charges or deductions. In the case of group contracts, we may issue Contracts and certificates with a mortality or expense risks charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the Contracts and certificates have been generally designed.

We will eliminate the withdrawal charge when a Contract is issued to officers, trustees, directors or employees (or a relative thereof) of ours, of any of our affiliates, or of the John Hancock Trust. In no event will reduction or elimination of the charges or deductions be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

PREMIUM TAXES




We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.

We make deductions for any applicable premium or similar taxes based on the amount of a Purchase Payment. Currently, certain local jurisdictions assess a tax of up to 4% of each Purchase Payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the Contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each Purchase Payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.


                          PREMIUM TAX RATE
STATE OR            QUALIFIED    NON-QUALIFIED
TERRITORY           CONTRACTS      CONTRACTS
CA                    0.50%        2.35%
GUAM                  4.00%        4.00%
ME1                   0.00%        2.00%
NV                    0.00%        3.50%
PR                    3.00%        3.00%
SD1                   0.00%        1.25%(2)
WV                    1.00%        1.00%
WY                    0.00%        1.00%



(1)   We pay premium tax upon receipt of Purchase Payment.



(2)   0.80% on Purchase Payments in excess of $500,000.

                            VII. Federal Tax Matters


INTRODUCTION

The following discussion of the Federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The Federal income tax treatment of an annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address state or local tax consequences associated with the purchase of a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


We are taxed as a life insurance company. Under current tax law rules, we include the investment income (exclusive of capital gains) of a Separate Account in our taxable income and take deductions for investment income credited to our "policyholder reserves." We are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. We do not currently charge a Separate Account for any resulting income tax costs. We also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. We do not pass these benefits through to a Separate Account, principally because: (i) the deductions and credits are allowed to the Company and not the Contract owners under applicable tax law; and (ii) the deductions and credits do not represent an investment return on Separate Account assets that is passed through to Contract owners.



The Contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the Contracts or a Separate Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.


SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFITS


At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser for information on any optional benefit Riders.



When you take a withdrawal under a Non-Qualified Contract, it ordinarily is taxable only to the extent it does not exceed gain in the Contract, if any, at the time of the withdrawal. Under current IRS guidance, we expect to determine gain on a withdrawal, including withdrawals during the "Settlement Phase" of an optional guaranteed minimum withdrawal benefit Rider (i.e., Guaranteed Principal Plus for Life, or Guaranteed Principal Plus), using the Contract Value. It is possible, however, that the IRS may take the position that the value of amounts guaranteed to be available in the future should also be taken into account in computing the taxable portion of a withdrawal. In that event, you may be subject to a higher amount of tax on a withdrawal


If you purchased a Qualified Contract with an optional death benefit or other optional benefit Rider, the presence of these benefits may increase the amount of any required minimum distributions under the requirements of your Qualified Plan. See "Qualified Contracts (Contracts Purchased for a Qualified Plan)" below.


Any annuity payments that you receive under an Annuity Option, including Annuity Options that only are available when you elect a guaranteed minimum withdrawal benefit Rider, will be taxed in the manner described in "Taxation of Annuity Payments," below.


NON-QUALIFIED CONTRACTS


(Contracts Not Purchased to Fund an Individual Retirement Account or Other Qualified Plan)


Undistributed Gains

Except where the Owner is not an individual, we expect our Contracts to be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your Contract until we actually distribute assets to you.

However, a Contract held by an Owner other than a natural person (for example, a corporation, partnership, limited liability company or other such entity) does not generally qualify as an annuity contract for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an Owner in the year earned. Notwithstanding this general rule, a Contract will ordinarily be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person.




Taxation of Annuity Payments

When we make payments under a Contract in the form of an annuity, normally a portion of each annuity payment is taxable as ordinary income. The taxable portion of an annuity payment is equal to the excess of the payment over the exclusion amount.


In the case of variable annuity payments, the exclusion amount is the investment in the Contract when payments begin to be made divided by the number of payments expected to be made (taking into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity payments, the exclusion amount is based on the investment in the Contract and the total expected value of Fixed Annuity payments for the term of the Contract (determined under IRS regulations). In general, your investment in the Contract equals the aggregate amount of premium payments you have made over the life of the Contract, reduced by any amounts previously distributed from the Contract that were not subject to tax. A simplified method of determining the taxable portion of annuity benefit payments applies to Contracts issued in connection with certain Qualified Plans other than IRAs.


Once you have recovered your total investment in the Contract tax-free, further annuity payments will be fully taxable. If annuity payments cease because the Annuitant dies before all of the investment in the Contract is recovered, the unrecovered amount generally will be allowed as a deduction on the Annuitant's last tax return or, if there is a beneficiary entitled to receive further payments, will be distributed to the beneficiary as described more fully below under "Taxation of Death Benefit Proceeds."

Surrenders, Withdrawals and Death Benefits


When we make a single sum payment consisting of the entire value of your Contract, you have ordinary taxable income to the extent the payment exceeds your investment in the Contract (discussed above). Such a single sum payment can occur, for example, if you surrender your Contract before the Maturity Date or if no extended payment option is selected for a death benefit payment.


When you take a partial withdrawal from a Contract before the Maturity Date, including a payment under a systematic withdrawal plan or guaranteed withdrawal benefit, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your Contract exceeds the investment in the Contract, the excess will be considered gain and the withdrawal will be taxable as ordinary income up to the amount of such gain. Taxable withdrawals may also be subject to a penalty tax for premature withdrawals as explained below. When only the investment in the Contract remains, any subsequent withdrawal made before the Maturity Date will be a tax-free return of investment. If you assign or pledge any part of your Contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by us or our affiliates to the Owner within the same calendar year will be treated as if they were a single contract.


As mentioned above, amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect a Fixed Investment Option's market value adjustment might have on the amount treated as "Contract Value" for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how the market value adjustment is treated.



There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to each other. A tax adviser should be consulted in those situations.


Taxation of Death Benefit Proceeds

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your investment in the Contract.

Amounts may be distributed from a Contract because of the death of an Owner or the Annuitant. During the Accumulation Period, death benefit proceeds are includible in income as follows:

            - if distributed in a single sum payment under our current administrative procedures, they are taxed in the same manner as a full withdrawal, as described above; or

            - if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above; or


            - if distributed as a series of withdrawals over the Beneficiary's life expectancy, they are taxable to the extent the Contract Value exceeds the investment in the Contract.

After a Contract matures and annuity payments begin, if the Contract guarantees payments for a stated period and the Owner dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in the Beneficiary's income as follows:

            - if received in a single sum under our current administrative procedures, they are includible in income to the extent that they exceed the unrecovered investment in the Contract at that time; or

            - if distributed in accordance with the existing Annuity Option selected, they are fully excludable from income until the remaining investment in the Contract has been recovered, and all annuity benefit payments thereafter are fully includible in income.

Penalty Tax on Premature Distributions

There is a 10% IRS penalty tax on the taxable portion of any payment from a Non-Qualified Contract. Exceptions to this penalty tax include distributions:

            - received on or after the date on which the Contract Owner reaches age 59 1/2;

            - attributable to the Contract Owner becoming disabled (as defined in the tax law);

            - made to a Beneficiary on or after the death of the Contract Owner or, if the Contract Owner is not an individual, on or after the death of the primary Annuitant;

            - made as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and designated individual Beneficiary;

            -     made under a single-premium immediate annuity contract; or

            - made with respect to certain annuities issued in connection with structured settlement agreements.


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.


Puerto Rico Non-Qualified Contracts


Distributions from Puerto Rico annuity contracts issued by us are subject to federal income taxation, withholding and reporting requirements as well as Puerto Rico tax laws. Both jurisdictions impose a tax on distributions. Under federal requirements, distributions are deemed to be income first. Under the Puerto Rico tax laws, however, distributions from a Contract not purchased to fund a Qualified Plan ("Non-Qualified Contract") are generally treated as a non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions under a Non-Qualified Contact are fully taxable. Puerto Rico does not currently impose an early withdrawal penalty tax. The Internal Revenue Code, however, does impose such a penalty and bases it on the amount that is taxable under federal rules.


Distributions under a Non-Qualified Contract after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization under Puerto Rico tax law is equal to the amount of the distribution in excess of 3% of the total Purchase Payments paid, until an amount equal to the total Purchase Payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. For federal income tax purposes, however, the portion of each annuity payment that is subject to tax is computed on the basis of investment in the Contract and the Annuitant's life expectancy. Generally Puerto Rico does not require income tax to be withheld from distributions of income. Although Puerto Rico allows a credit against its income tax for taxes paid to the federal government, you may not be able to use the credit fully. If you are a resident of Puerto Rico, you should consult a tax adviser before purchasing an annuity contract.

Diversification Requirements

Your Contract will not qualify for the tax benefits of an annuity contract unless the Separate Account follows certain rules requiring diversification of investments underlying the Contract. In addition, the rules require that the Contract Owner not have "investment control" over the underlying assets.


In certain circumstances, the owner of a variable annuity contract may be considered the owner, for federal income tax purposes, of the assets of the separate account used to support the contract. In those circumstances, income and gains from the separate account assets would be includible in the contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. A Treasury Decision issued in 1986 stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no comprehensive guidance on this point has been issued. In Rev. Rul. 2003-91, however, the IRS ruled that a contract holder would not be treated as the owner of assets underlying a variable life insurance or annuity contract despite the owner's ability to allocate funds among as many as twenty sub-accounts.

The ownership rights under your Contract are similar to, but different in certain respects from, those described in IRS rulings in which it was determined that contract owners were not owners of separate account assets. Since you have greater flexibility in allocating premiums and Contract Values than was the case in those rulings, it is possible that you would be treated as the owner of your Contract's proportionate share of the assets of the Separate Account.


We do not know what future Treasury Department regulations or other guidance may require. We cannot guarantee that an underlying Fund will be able to operate as currently described in its prospectus, or that a Fund will not have to change any of its investment objectives or policies. We have reserved the right to modify your Contract if we believe doing so will prevent you from being considered the owner of your Contract's proportionate share of the assets of the Separate Account, but we are under no obligation to do so.

QUALIFIED CONTRACTS


(Contracts Purchased for a Qualified Plan)



The Contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("Qualified Plans"). Numerous special tax rules apply to the participants in Qualified Plans and to the Contracts used in connection with these plans. We provide a brief description of types of Qualified Plans in Appendix B of this Prospectus, but make no attempt to provide more than general information about use of the Contracts with the various types of Qualified Plans in this Prospectus. We may limit the availability of the Contracts to certain types of Qualified Plans and may discontinue making Contracts available to any Qualified Plan in the future. If you intend to use a Contract in connection with a Qualified Plan you should consult a tax adviser.


We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a Qualified Plan, and contains rules to limit the amount you can contribute to all of your Qualified Plans. Trustees and administrators of Qualified Plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from Qualified Plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity benefit payments under certain Qualified Contracts, there may be no "investment in the Contract" and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under Qualified Plans.

Under the tax rules, the Owner and the Annuitant may not be different individuals if a Contract is used in connection with a Qualified Plan. If a co-Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a co-Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in ages between the Annuitant and co-Annuitant. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act, the spouse or ex-spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change Annuity Options or make a withdrawal from the Contract.


Special minimum distribution requirements govern the time at which distributions to the Owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that the Owner may impose on the timing and manner of payment of death benefits to beneficiaries or the period of time over which a Beneficiary may extend payment of the death benefits under the Contract. In addition, the presence of the death benefit or a benefit provided under an optional rider may affect the amount of the required minimum distributions that must be made under the Contract. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) to the Owner must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, such distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain Qualified Plans, including IRAs and Roth IRAs, after the Owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated Beneficiary is an individual, and, if so, the Owner's spouse, or an individual other than the Owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your Beneficiary wishes to extend over a period of time the payment of the death benefits under your Contract, please consult your tax adviser.


Penalty Tax on Premature Distributions

There is also a 10% IRS penalty tax on the taxable amount of any payment from certain Qualified Contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a SIMPLE retirement account during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an Individual Retirement Annuity or an IRA, including a SIMPLE IRA, the penalty tax does not apply to a payment:

            - received on or after the date on which the Contract Owner reaches age 59 1/2;

            - received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

            - made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and "designated beneficiary" (as defined in the tax law).


Note that when a series of substantially equal periodic payments is used to avoid the penalty, if the Contract Owner then modifies the payment pattern (other than by reason of death or disability) before the LATER of the Contract Owner's attaining age 59 1/2 and the passage of five years after the date of the first payment, such modification will cause retroactive imposition of the penalty plus interest on it.



These exceptions generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for first time home purchases or for higher education expenses, or for distributions made to certain eligible individuals called to active duty after September 11, 2001 and before December 31, 2007. Special conditions must be met to qualify for these three exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax adviser.



When we issue a Contract in connection with a Qualified Plan, we will amend the Contract as necessary to conform to the requirements of the plan. However, your rights to any benefits under the plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contracts. We will not be bound by terms and conditions of Qualified Plans to the extent those terms and conditions contradict a Contract, unless we consent.


Tax-Free Rollovers


If permitted under your plan, you may make a tax-free rollover:



            -     from a traditional IRA to another traditional IRA;



            - from a traditional IRA to a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code;



            - from any Qualified Plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA;



            - between a retirement plan qualified under Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code and any such plans;



            - from a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization (by means of a direct trustee-to-trustee transfer only); and



            - from a traditional IRA to a Roth IRA, subject to special withholding restrictions discussed below.



In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse's plan. Beginning in 2007, a beneficiary who is not your surviving spouse may directly roll over the amount distributed to the beneficiary under a Contract that is held as part of a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a traditional IRA. The IRA is treated as an inherited IRA of the non-spouse beneficiary.



Also effective in 2008, distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code may be rolled over directly to a Roth IRA if (i) your adjusted gross income is not in excess of $100,000, and (ii) you are not a married taxpayer filing a separate return.

WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS. If a Contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, or a governmental deferred compensation plan described in Section 457(b) of the Code, any eligible rollover distribution from the Contract will be subject to mandatory withholding. An eligible rollover distribution generally is any taxable distribution from such plans except (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and (iii) if applicable, certain hardship withdrawals.


Federal income tax of 20% will be withheld from an eligible rollover distribution. The withholding is mandatory, and you cannot elect to have it not apply. This 20% withholding will not apply, however, if instead of receiving the eligible rollover distribution, you choose to have it directly transferred to an applicable plan or a traditional IRA. Before you receive an eligible rollover distribution, we will provide a notice explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.


Loans


A loan privilege is available only to Owners of Contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 (ERISA). The rules governing the availability of loans, including the maximum Loan Amount, are prescribed in the Code, Treasury regulations, IRS rulings, and our procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) Contracts are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.


Federal tax law generally requires loans to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of a plan participant), with repayments made at least quarterly and in level payments over the term of the loan. Interest will be charged on your Loan Amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

The amount of any Unpaid Loans will be deducted from the death benefit otherwise payable under the Contract. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Puerto Rico Contracts Issued to Fund Retirement Plans


The tax laws of Puerto Rico vary significantly from the provisions of the Internal Revenue Code of the United States that are applicable to various Qualified Plans. Although we may offer variable annuity contracts in Puerto Rico in connection with Puerto Rican "tax qualified" retirement plans, the text of this Prospectus addresses federal tax law only and is inapplicable to the tax laws of Puerto Rico.


SEE YOUR OWN TAX ADVISER

The foregoing description of Federal income tax topics and issues is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate and gift tax or state tax consequences. The rules under the Code governing Qualified Plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an Annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should always consult a qualified tax adviser.

                              VIII. General Matters


ASSET ALLOCATION SERVICES

We are aware that certain third parties are offering asset allocation services ("Asset Allocation Services") in connection with the Contract through which a third party may transfer amounts among Investment Options from time to time on your behalf. In certain cases we have agreed to honor transfer instructions from such Asset Allocation Services where we have received powers of attorney, in a form acceptable to us, from the Contract Owners participating in the service and where the Asset Allocation Service has agreed to the trading restrictions imposed by us. These trading restrictions include adherence to a Separate Account's policies that we have adopted to discourage disruptive frequent trading activity. (See "Transfers Among Investment Options.") WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
(for Contracts issued by John Hancock USA)

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a Variable Annuity Contract issued under the ORP only upon:

            - termination of employment in the Texas public institutions of higher education;

            -     retirement;

            -     death; or

            -     the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the Contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the Contract Value to another Contract or another qualified custodian during the period of participation in the ORP. Loans are not available under Contracts subject to the ORP.

DISTRIBUTION OF CONTRACTS

We pay compensation for sales of the Contracts.

John Hancock Distributors, LLC ("JH Distributors"), a Delaware limited liability company that we control, is the principal underwriter and distributor of the Contracts offered through this Prospectus and of other annuity and life insurance products we and our affiliates offer. JH Distributors also acts as the principal underwriter of the John Hancock Trust, whose securities are used to fund certain Variable Investment Options under the Contracts and under other annuity and life insurance products we offer.

JH Distributors' principal address is 200 Bloor Street East, Toronto, Canada M4W 1E5. It also maintains offices with us at 601 Congress Street, Boston, Massachusetts 02210. JH Distributors is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and is a member of the National Association of Securities Dealers, Inc. (the "NASD").

We offer the Contracts for sale through broker-dealers that have entered into selling agreements with JH Distributors. Broker-dealers sell the Contracts through their registered representatives who have been appointed by us to act as our insurance agents. JH Distributors, or any of its affiliates that is registered under the 1934 Act and a member of the NASD, may also offer the Contracts directly to potential purchasers. Signator Investors, Inc. also is an affiliated broker-dealer.

JH Distributors pays compensation to broker-dealers for the promotion and sale of the Contracts. The individual representative who sells you a Contract typically will receive a portion of the compensation, under the representative's own arrangement with his or her broker-dealer. Our affiliated broker-dealers may pay additional cash and non-cash incentives to their representatives for sales of the Contracts described in this Prospectus that they would not pay in connection with the sale of other Contracts issued by unaffiliated companies.

A limited number of affiliated and/or non-affiliated broker-dealers may also be paid commissions or overrides to "wholesale" the Contracts, that is, to provide marketing support and training services to the broker-dealer firms that do the actual selling. We may also provide compensation to broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

Standard Compensation

The amount and timing of compensation JH Distributors may pay to broker-dealers may vary depending on the selling agreement, but compensation with respect to Contracts sold through broker-dealers (inclusive of wholesaler overrides and expense allowances) and paid to broker-dealers is not expected to exceed 7% of Purchase Payments. In addition, beginning one year after each Purchase Payment, JH Distributors may pay ongoing compensation at an annual rate of up to 1.20% of the values of the Contracts attributable to such Purchase Payments. The greater the amount of compensation paid by JH Distributors at the time you make a Purchase Payment, Distributors at the time you make a Purchase Payment, the less it will pay as ongoing compensation. This compensation is not paid directly by Contract Owners. JH Distributors pays the compensation from its assets but expects to recoup it through the fees and charges imposed under the Contract (see "VI. Charges And Deductions").



Revenue Sharing and Additional Compensation



In addition to standard compensation arrangements and to the extent permitted by SEC and NASD rules and other applicable laws and regulations, we, either directly or through JH Distributors, may enter into special compensation or reimbursement arrangements ("revenue sharing") with selected firms. We determine which firms to support and the extent of the payments that are made. Under these arrangements, the form of payment may be any one or a combination of a flat fee, a percentage of the assets we hold that are attributable to Contract allocations, a percentage of sales revenues, reimbursement of administrative expenses (including ticket charges), conference fees, or some other type of compensation.



We hope to benefit from these revenue sharing arrangements through increased sales of our annuity products. In consideration of these arrangements, a firm may feature the Contract in its sales system or give us preferential access to members of its sales force. In addition, the firm may agree to participate in our marketing efforts by allowing JH Distributors or its affiliates to participate in conferences, seminars or other programs attended by the firm's sales force.



These arrangements may not be offered to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements, including a list of firms to whom we paid annual amounts greater than $5,000 under these arrangements in 2006, in the Statement of Additional Information (SAI), which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.



To the extent permitted by SEC and NASD rules and other applicable laws and regulations, selling broker dealers may receive additional payments from us, either directly or through JH Distributors and its affiliates, in the form of cash, other special compensation or reimbursement of expenses. These additional compensation or reimbursement arrangements payments may include, for example, payments in connection with the firm's "due diligence" examination of the Contracts, payments for providing conferences or seminars, sales or training programs for invited registered representatives and other employees, payments for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Contract, and payments to assist a firm in connection with its marketing expenses and/or other events or activities sponsored by the firms. We may contribute to, as well as sponsor, various educational programs, sales promotions contests and/or contests promotions in which participating firms and their sales persons may receive gifts and prizes such as merchandise, cash, or other awards,. as my be permitted by applicable NASD rules and other applicable laws and regulations,



In an effort to promote the sale of our products, our affiliated broker-dealer may pay its registered representatives additional cash incentives such as bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


Differential Compensation


Compensation negotiated and paid by JH Distributors pursuant to a selling agreement with a broker-dealer may differ from compensation levels that the broker-dealer receives for selling other variable contracts. The compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. In addition, under their own arrangements, broker-dealer firms may pay a portion of any amounts received from us under standard or additional compensation or revenue sharing arrangements to their registered representatives. The additional compensation and revenue sharing arrangements may give us benefits such as greater access to registered representatives. As a result, registered representatives may be motivated to sell the Contracts of one issuer over another issuer, or one product over another product. You should contact your registered representative for more information on compensation arrangements in connection with your purchase of the Contract.



For sales representatives of certain affiliates, the amount of additional compensation paid is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



You should contact your registered representative for more information on compensation arrangements in connection with the sale and purchase of your Contract.

CONFIRMATION STATEMENTS

We will send you confirmation statements for certain transactions in your Investment Accounts. You should carefully review these statements to verify their accuracy. You should report any mistakes immediately to our Annuities Service Center. If you fail to notify our Annuities Service Center of any mistake within 60 days of the mailing of the confirmation statement, we will deem you to have ratified the transaction.

REINSURANCE ARRANGEMENTS

From time to time, we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Contracts' guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer's contractual liability runs solely to us, and no Contract Owner shall have any right of action against any reinsurer. In evaluating reinsurers, we consider the financial and claims paying ability ratings of the reinsurer. Our philosophy is to minimize incidental credit risk. We do so by engaging in secure types of reinsurance transactions with high quality reinsurers and diversifying reinsurance counterparties to limit concentrations. Some of the benefits that may be reinsured include living benefits, guaranteed death benefits, Fixed Investment Option guarantees or other obligations.

            Appendix A: Examples of Calculation of Withdrawal Charge


EXAMPLE 1. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, there are no partial withdrawals, and the Payment Credit Rider is not elected. The table below illustrates five examples of the withdrawal charges that would be imposed if the Contract is completely withdrawn, based on hypothetical Contract Values.


                                                                                                  WITHDRAWAL CHARGE
CONTRACT               HYPOTHETICAL         FREE WITHDRAWAL           PAYMENTS             -----------------------------
  YEAR                CONTRACT VALUE            AMOUNT               LIQUIDATED            PERCENT                AMOUNT
--------              --------------        ---------------          ----------            -------                ------
    2                   $55,000               $5,000 (1)              $50,000                6%                   $3,000
    4                    50,500                5,000 (2)               45,500                5%                    2,275
    6                    60,000               10,000 (3)               50,000                3%                    1,500
    7                    35,000                5,000 (4)               45,000 (4)            2%                      900
    8                    70,000               20,000 (5)               50,000                0%                        0


During any Contract Year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the Contract less any prior partial withdrawals in that Contract Year.


(1) In the second Contract Year the earnings under the Contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (Contract Value less free withdrawal amount).



(2) In the example for the fourth Contract Year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (Contract Value less free withdrawal amount).



(3) In the example for the sixth Contract Year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (Contract Value less free withdrawal amount).



(4) In the example for the seventh Contract Year, the Contract has negative accumulated earnings ($35,000 - $50,000), so the free withdrawal amount is equal to 10% of payments (50,000 x 10% = $5,000) and the withdrawal charge is applied to total payments less the free withdrawal amount. This calculation only applies to John Hancock USA Contracts issued on or after April 1, 2003. For John Hancock USA Contracts issued prior to April 1, 2003 and for any John Hancock New York Contract, the withdrawal charge would be applied to the lesser of the total payments or the Contract Value, less the free withdrawal amount. In this example, the payments liquidated would be $30,000 ($35,000 - $5,000).



(5) There is no withdrawal charge on any payments liquidated that have been in the Contract for at least 7 years.


EXAMPLE 2. Assume a single payment of $50,000 is made into the Contract, no transfers are made, no additional payments are made, the Payment Credit Rider is not elected, and there are a series of four partial withdrawals made during the second Contract Year of $2,000, $5,000, $7,000 and $8,000.


                                                                                            WITHDRAWAL CHARGE
 HYPOTHETICAL          PARTIAL WITHDRAWAL      FREE WITHDRAWAL      PAYMENTS          -----------------------------
CONTRACT VALUE            REQUESTED               AMOUNT           LIQUIDATED         PERCENT                AMOUNT
--------------         ------------------      ---------------     ----------         -------                ------
  $65,000                  $2,000               $15,000 (1)                0              5%                      0
   49,000                   5,000                 3,000 (2)           $2,000              5%                   $100
   52,000                   7,000                 4,000 (3)            3,000              5%                    150
   44,000                   8,000                     0 (4)            8,000              5%                    400


The free withdrawal amount during any Contract Year is the greater of the Contract Value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that Contract Year.


(1) For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested (2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.



(2) The Contract has negative accumulate earnings ($49,000 - $50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since 2,000 has already been withdrawn in the current Contract Year, the remaining free withdrawal amount during the third Contract Year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.



(3) The Contract has increased in value to 52,000. The unliquidated payments are 48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000 - $2,000 - $5,000 less than 0). Hence the free withdrawal amount is $4,000. Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.



(4) The free withdrawal amount is zero since the Contract has negative accumulated earnings ($44,000 - $45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next Contract Year the full 10% of payments would be available again for withdrawal requests during that year.

                        Appendix B: Qualified Plan Types


TRADITIONAL IRAs

Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or IRA (sometimes referred to as a traditional IRA to distinguish it from the Roth IRA discussed below). IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be rolled over on a tax-deferred basis into an IRA. The Contract may not, however, be used in connection with an Education IRA under Section 530 of the Code.


The Contract may be issued with a death benefit or certain benefits provided by an optional rider. The presence of such benefits may increase the amount of any required minimum distributions for IRAs and other Contracts subject to the required minimum distribution rules.


Distributions


In general, unless you have made non-deductible contributions to your IRA, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a Contract not purchased under a Qualified Plan, you may incur an additional 10% penalty tax if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.


The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the Owner attains age 70 1/2. The amount that must be distributed each year is computed on the basis of the Owner's age and the value of the Contract, taking into account both the account balance and, in 2006 and subsequent years, the actuarial present value of other benefits provided under the Contract.

ROTH IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a Roth IRA. Roth IRAs are generally subject to the same rules as non-Roth IRAs, but they differ in certain respects.

Among the differences are that contributions to a Roth IRA are not deductible and qualified distributions from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be:

            -     made after the Owner attains age 59 1/2;

            -     made after the Owner's death;

            -     attributable to the Owner being disabled; or

            - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a traditional IRA or another Roth IRA. A Roth IRA, however, may not accept rollover contributions from other Qualified Plans, except (and only to the extent) that such rollover consists of designated Roth contributions to the rollover.



If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which include Roth IRAs) and other Contracts subject to the minimum distribution rules. Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA. If you intend to use the Contract in connection with a Roth IRA, you should seek independent tax advice.



Conversion or Direct Rollover to a Roth IRA



You can convert a traditional IRA to a Roth IRA or, beginning in 2008, directly roll over distributions that you receive from a retirement plan described in Sections 401(a), 403(a), or 403(b) of the Code or a governmental deferred compensation plan described in Section 457(b) of the Code to a Roth IRA unless:


            -     you have adjusted gross income over $100,000; or

            -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted or rollover amounts.



You must, however, pay tax on any portion of the converted or rollover amount that would have been taxed if you had not converted or rolled over to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA. Please note that the amount deemed to be the "converted amount" for tax purposes may be higher than the Contract Value because of the deemed value of guarantees. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.


SIMPLE IRA PLANS


In general, under Section 408(p) of the Code a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. Under a SIMPLE IRA plan both employees and the employer make deductible contributions. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SIMPLE IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SIMPLE IRA retirement plan are generally the same as those discussed above for distributions from a traditional IRA. The rules on taxation of distributions are also similar to those that apply to a traditional IRA, except that (i) tax free rollovers may be made from a SIMPLE IRA plan only to another SIMPLE IRA plan during the first two years of participation in the plan; and (ii) the penalty tax on early distribution from a SIMPLE IRA plan that occurs during the first two years of participation is 25%, instead of 10%. Employers intending to use the Contract in connection with such plans should seek independent tax advice.


SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAs)


Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. If the Contract is issued with certain death benefits or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions for IRAs (which would include SEP-IRAs) and other Contracts subject to the minimum distribution rules. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.


TAX-SHELTERED ANNUITIES


Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the Purchase Payments from gross income for tax purposes. These Contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the Contracts for such purposes should seek competent advice as to eligibility, limitations on Purchase Payments, and other tax consequences. In particular, purchasers should note that the Contract provides death benefit options that may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the Owner. There also are limits on the amount of incidental benefits that may be provided under a tax-sheltered annuity. If a Contract is issued with a death benefit or benefits provided by an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made.


Tax-sheltered annuity contracts must contain restrictions on withdrawals of: o


            - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;


            -     earnings on those contributions; and

            - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of 1988.


These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions for elective contributions made after 1988; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account).

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS


Sections 401(a) and 403(a) of the code permit corporate employers to establish various types of tax-deferred retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh", permits self-employed individuals to establish tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The Contract provides death benefit options that in certain circumstances may exceed the greater of the Purchase Payments and Contract Value. It is possible that the presence of the death benefit could be characterized by the IRS as an "incidental death benefit" and result in currently taxable income to the participant. There also are limits on the amount of incidental benefits that may be provided under pension and profit sharing plans. If the Contract is issued with certain death benefits or benefits provided under an optional rider, the presence of these benefits may increase the amount of any required minimum distributions that must be made. Employers intending to use the Contract in connection with such plans should seek independent advice.



Minimum distribution to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the calendar year in which the employee reaches age 70 1/2 or, if later, retires. In the case of an employee who is a 5 percent Owner as defined in Code section 416, the required beginning date is April 1 of the year following the calendar year in which employee reaches age 70 1/2.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for Federal income tax purposes.


            - A Section 457 plan must satisfy several conditions, including the requirement that it must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency).


When we make payments under your Contract, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

                  Appendix C: Optional Enhanced Death Benefits


This Appendix provides a general description of the optional enhanced death benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional enhanced death benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY ENHANCED DEATH BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following is a list of the optional enhanced death benefit Riders that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

      1.    Enhanced Earnings Death Benefit - Not offered in New York or
            Washington

      2. Accelerated Beneficiary Protection Death Benefit - Not offered in New York or Washington

ENHANCED EARNINGS DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)

Depending on availability, you may have elected the optional Enhanced Earnings Death Benefit for an additional charge of 0.20% of the value of the Variable Investment Options. With this benefit, on the death of any Contract Owner prior to the Maturity Date, John Hancock USA will pay the death benefit otherwise payable under the Contract plus the benefit payable under the Enhanced Earnings Death Benefit. Election of the Enhanced Earnings Death Benefit may only be made at issue, is irrevocable, and it may only be terminated as described below.

Subject to the maximum amount described below, the Enhanced Earnings Death Benefit provides a payment equal to 40% of the appreciation in the Contract Value (as defined below) upon the death of any Contract Owner if the oldest Owner is 69 or younger at issue, and 25% if the oldest Owner is 70 or older at issue.

The appreciation in the Contract Value is defined as the Contract Value less the sum of all Purchase Payments, reduced proportionally by any amount deducted in connection with partial withdrawals. The death benefit will also be reduced by the amount of any Unpaid Loans under a Contract in the case of Qualified Contracts.

If the oldest Owner is 69 or younger at issue, the maximum amount of the Enhanced Earnings Death Benefit is equal to 40% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals. If the oldest Owner is 70 or older at issue, the maximum amount of the Enhanced Earnings death benefit is equal to 25% of the sum of all Purchase Payments, less any amounts deducted in connection with partial withdrawals.

The amount deducted in connection with partial withdrawals will be on a pro rata basis and will be equal to (i) times (ii) where:

      (i)   is equal to the Enhanced Earnings benefit prior to the withdrawal;
            and

      (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.

If the Beneficiary under the Contract is the deceased Owner's spouse and elects not to take the death benefit as a lump sum, upon the death of any Owner the Contract and the Enhanced Earnings Death Benefit will continue with the surviving spouse as the new Contract Owner. In this case, upon the death of the surviving spouse prior to the Maturity Date, a second Enhanced Earnings benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary.

For purposes of calculating the Enhanced Earnings benefit payable on the death of the surviving spouse, the Enhanced Earnings benefit will be equal to zero on the date of the first Contract Owner's death and the death benefit payable upon the first Contract Owner's death will be treated as a Purchase Payment. In addition, all Purchase Payments made, and all amounts deducted in connection with partial withdrawals prior to the date of the first Contract Owner's death, will not be considered in determining the Enhanced Earnings benefit.

Termination of the Enhanced Earnings Death Benefit

The Enhanced Earnings Death Benefit will terminate upon the earliest to occur of
(a) the date the Contract terminates, (b) the Maturity Date; or (c) the date on which the Enhanced Earnings benefit is paid. However, as noted in the paragraph above, if the deceased Owner's spouse is the Beneficiary, the spouse may elect to continue the Contract (including the Enhanced Earnings Death Benefit) as the new Owner.

Enhanced Earnings Fee

A daily charge in an amount equal to 0.20% of the value of each Variable Investment Option on an annual basis is deducted from each Sub-Account for the Enhanced Earnings Death Benefit.

Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Enhanced Earnings Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

THE ELECTION OF THE ENHANCED EARNINGS DEATH BENEFIT ON A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED FOR THIS BENEFIT.

ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT (NOT OFFERED IN NEW YORK OR WASHINGTON)

Depending on availability, you may have elected the Accelerated Beneficiary Protection Death Benefit, which provides a death benefit, upon the death of any Owner prior to the Maturity Date. Under the Accelerated Beneficiary Protection Death Benefit, no death benefit is payable on the death of any Annuitant, except that if any Contract Owner is not a natural person, the death of any Annuitant will be treated as the death of an Owner. This benefit was available for Contracts issued between December, 2003 and December, 2004.

Once the Accelerated Beneficiary Protection Death Benefit is elected, it is irrevocable. If the Accelerated Beneficiary Protection Death Benefit is elected, the death benefit paid under the Accelerated Beneficiary Protection Death Benefit replaces any death benefit paid under the terms of the Contract. An additional fee of 0.50% (as a percentage of the Accelerated Beneficiary Protection Death Benefit) is imposed for the Accelerated Beneficiary Protection Death Benefit (see "Accelerated Beneficiary Protection Death Benefit Fee" below). Once the Accelerated Beneficiary Protection Death Benefit is elected, the Owner may only be changed to an individual that is the same age or younger than the oldest current Owner.

The death benefit paid under the Accelerated Beneficiary Protection Death Benefit ("Accelerated Beneficiary Protection Death Benefit") is determined as of the date on which written notice and proof of death and all required forms are received at the Company's Annuities Service Center in good order. The amount of the Accelerated Beneficiary Protection Death Benefit is equal to:

The "Enhanced Earnings Death Benefit" factor plus the greatest of:

      -     the Contract Value;

      -     the Return of Purchase Payments Death Benefit Factor;

      -     the Annual Step Death Benefit Factor; or

      -     the Graded Death Benefit Factor.

WE MAY OFFER OTHER OPTIONAL RIDERS WHOSE BENEFITS AND THE NAMES OF SUCH BENEFITS ARE SIMILAR TO THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE. THESE OTHER OPTIONAL RIDERS ARE SEPARATE AND DISTINCT FROM THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT FACTORS REFERENCED ABOVE, THEY CONTAIN SEPARATE OPTIONAL RIDER CHARGES AND THEIR BENEFITS AND LIMITATIONS MAY BE DIFFERENT.

If there is any Debt, the Accelerated Beneficiary Protection Death Benefit equals the amount described above less Debt under the Contract.

If the Beneficiary is the deceased Owner's spouse, and the Accelerated Beneficiary Protection Death Benefit is not taken in one sum immediately, the Contract and the Accelerated Beneficiary Protection Death Benefit Rider will continue with the surviving spouse as the new Owner. Upon the death of the surviving spouse prior to the Maturity Date, a second Accelerated Beneficiary Protection Death Benefit will be paid and the entire interest in the Contract must be distributed to the new Beneficiary in accordance with the provisions of the Contract.

For purposes of calculating the second Accelerated Beneficiary Protection Death Benefit, payable upon the death of the surviving spouse:

      - The Accelerated Beneficiary Protection Death Benefit paid upon the first Owner's death ("first Accelerated Beneficiary Protection Death Benefit") is not treated as a Purchase Payment to the Contract;

      - In determining the "Enhanced Earnings Death Benefit" Factor (see "Enhanced Earnings Death Benefit Factor" below), on the date the first Accelerated Beneficiary Protection Death Benefit was paid, the Earnings Basis is reset to equal the first Accelerated Beneficiary Protection Death Benefit. The Earnings Basis will be increased for any Purchase Payments made and decreased for any Withdrawal Reductions in connection with partial withdrawals taken after the date the first Accelerated Beneficiary Protection Death Benefit was paid. All Purchase Payments made and all amounts deducted in connection with partial withdrawals prior to the date the first Accelerated Beneficiary Protection Death Benefit was paid will not be considered in the determination of the "Enhanced Earnings Death Benefit" Factor;

      - In determining other elements of the death benefit calculation (described above as (b) the Return of Purchase Payments Death Benefit Factor; (c) the Annual Step Death Benefit Factor; and (d) the Graded Death Benefit Factor), all Purchase Payments and all withdrawals before and after the date the first Accelerated Beneficiary Protection Death Benefit was paid will be considered.

Return of Purchase Payments Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Return of Purchase Payments Death Benefit Factor is equal to the sum of all Purchase Payments made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see "Withdrawal Reductions" below.)

"Enhanced Earnings Death Benefit" Factor.

For purposes of the Accelerated Beneficiary Protection Death Benefit, the "Enhanced Earnings Death Benefit" factor is equal to 50% multiplied by Earnings, as defined under the "Enhanced Earnings Death Benefit" Factor calculation of the Accelerated Beneficiary Protection Death Benefit Rider. For purposes of the "Enhanced Earnings Death Benefit" Factor calculation, Earnings is equal to the Contract Value minus the Earnings Basis. The Earnings Basis is equal to 150% of each Purchase Payment made less the sum of all Withdrawal Reductions in connection with partial withdrawals (see example and "Withdrawal Reductions" below.)

The Maximum "Enhanced Earnings Death Benefit" Factor is equal to 100% of the Earnings Basis.

EXAMPLE. Assume you make a single Purchase Payment of $100,000 into the Contract, you make no additional Purchase Payments and you take no partial withdrawals. Also assume the Contract Value is equal to $175,000 on the date we determine the Accelerated Beneficiary Protection Death Benefit. Based on these assumptions:

            -     The "Earnings Basis" is equal to 150% of $100,000, or
                  $150,000.

            -     "Earnings" is equal to $175,000 minus $150,000, or $25,000.

            - The "Enhanced Earnings Death Benefit" Factor is equal to 50% of $25,000, or $12,500.

NOTE THAT FOR PURPOSES OF THE ACCELERATED BENEFICIARY PROTECTION DEATH BENEFIT, "EARNINGS" WILL ALWAYS BE LESS THAN THE EXCESS OF CONTRACT VALUE OVER PURCHASE PAYMENTS. In this example, "Earnings" is less than $75,000 (or $175,000 minus $100,000).

Annual Step Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Annual Step Death Benefit Factor is equal to the greatest Anniversary Value since the effective date of the Accelerated Beneficiary Protection Death Benefit Rider but prior to the oldest Owner's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary increased by all Purchase Payments made, less Withdrawal Reductions in connection with partial withdrawals since that Contract Anniversary (see "Withdrawal Reductions" below.)

Graded Death Benefit Factor

For purposes of the Accelerated Beneficiary Protection Death Benefit, the Graded Death Benefit Factor is equal to (1) minus (2) where:

1. is equal to the sum of each Purchase Payment multiplied by the applicable Payment Multiplier obtained from the table below:


  NUMBER OF COMPLETE YEARS          PAYMENT MULTIPLIER(1)
PAYMENT HAS BEEN IN CONTRACT
----------------------------        ---------------------
       0                                  100%
       1                                  110%
       2                                  120%
       3                                  130%
       4                                  140%
       5                                  150%



(1) If a Purchase Payment is received on or after the oldest Owner's attained age 71, the Payment Multiplier equals 100% in all years. THUS, FOR PURCHASE PAYMENTS MADE ON OR AFTER THE OLDEST OWNER REACHES ATTAINED AGE 71, THE BENEFIT PROVIDED BY THE GRADED DEATH BENEFIT FACTOR IS EQUAL TO THE BENEFIT PROVIDED BY THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT FACTOR.


2. is equal to the sum of Withdrawal Reductions in connection with partial withdrawals taken. Withdrawal Reductions are recalculated each time the Graded Death Benefit Factor is recalculated, based on Purchase Payment and withdrawal history.

The Graded Death Benefit Factor will never be greater than Purchase Payments less the sum of all Withdrawal Reductions in connection with partial withdrawals taken plus $250,000.

WITHDRAWAL REDUCTIONS. If total partial withdrawals taken during a Contract Year are less than or equal to 5% of total Purchase Payments (the "Annual Withdrawal Limit"), then the Withdrawal Reductions reduce the appropriate value by the dollar amount of each partial withdrawal. Otherwise, Withdrawal Reductions reduce the appropriate value by the percentage reduction in the Contract Value attributed to the amount of each partial withdrawal.

The guaranteed death benefits provided by the Accelerated Beneficiary Protection Death Benefit are adjusted at the point of each partial withdrawal but may be recalculated if subsequent partial withdrawals are taken within the same Contract Year. For example, if a withdrawal causes total partial withdrawals taken during that Contract Year to exceed 5% the Annual Withdrawal Limit, then all previous Withdrawal Reductions in that Contract Year will be recalculated and will reduce the appropriate value proportionately. If a subsequent Purchase Payment is made, then the Annual Withdrawal Limit will increase potentially resulting in a recalculation of previous Withdrawal Reductions within the same Contract Year.

Investment Options

At the current time, there are no additional Investment Option restrictions imposed when the Accelerated Beneficiary Protection Death Benefit Rider is chosen.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. WE WILL NOTIFY THE OWNER IN WRITING AT LEAST 30 DAYS PRIOR TO RESTRICTING AN INVESTMENT OPTION. If an Investment Option is restricted, no transfers into the restricted Investment Options will be allowed and no new Purchase Payments may be allocated to the restricted Investment Options after the date of the restriction. Any amounts previously allocated to an Investment Option that is subsequently restricted will be unaffected by such restriction. Any amount previously allocated to Fixed Investment Options may be renewed subject to terms of the Contract.

Termination of the Accelerated Beneficiary Protection Death Benefit Rider

The Owner may not terminate the Accelerated Beneficiary Protection Death Benefit Rider. However, the Accelerated Beneficiary Protection Death Benefit will terminate automatically upon the earliest of:

            -     the date the Contract terminates;

            -     the Maturity Date; or

            - the later of the date on which the Accelerated Beneficiary Protection Death Benefit is paid, or the date on which the second Accelerated Beneficiary Protection Death Benefit is paid, if the Contract and the Accelerated Beneficiary Protection Death Benefit Rider are continued by the surviving spouse after the death of the original Owner.

Accelerated Beneficiary Protection Death Benefit Fee

Prior to termination of the Accelerated Beneficiary Protection Death Benefit Rider, on each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is calculated by multiplying 0.50% by the Accelerated Beneficiary Protection Death Benefit payable had death occurred on that Contract Anniversary. On each Contract Anniversary, the Accelerated Beneficiary Protection Death Benefit fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


If there is a full withdrawal on any date other than a Contract Anniversary, we will deduct a pro rata portion of the Accelerated Beneficiary Protection Death Benefit fee from the amount paid upon withdrawal. The Accelerated Beneficiary Protection Death Benefit fee will be determined based on the Accelerated Beneficiary Protection Death Benefit that would have been payable had death occurred immediately prior to the full withdrawal. For purposes of determining the Accelerated Beneficiary Protection Death Benefit fee, the commencement of annuity payments shall be treated as a total withdrawal.


Qualified Retirement Plans

If you intend to use your Contract in connection with a qualified retirement plan, including an IRA, you should consider the effects that the death benefit provided under the Contract (with or without the Accelerated Beneficiary Protection Death Benefit) may have on your plan (see Appendix B: "Qualified Plan Types"). Please consult your tax advisor.

           Appendix D: Optional Guaranteed Minimum Withdrawal Benefits

This Appendix provides a general description of the optional guaranteed minimum withdrawal benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum withdrawal benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.

YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the Federal Tax Matters section of the Prospectus for information about optional benefit Riders.

The following guaranteed minimum withdrawal benefits may have been available to you when you purchased your Contract.

            - Guaranteed Principal Plus - available December 8, 2003 (May 20, 2004 for New York Contracts) to August 15, 2004; and

            - Guaranteed Principal Plus for Life - available August 16, 2004 to December 31, 2005.

For John Hancock New York Contracts, Guaranteed Principal Plus and Guaranteed Principal Plus for Life may not have been available through all distribution partners.

GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions.

We use the following definitions to describe how the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefits work:

Guaranteed Withdrawal Balance or means:

            - The total amount we guarantee to be available for future periodic withdrawals during the Accumulation Period.

            - The initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment, up to the maximum Guaranteed Withdrawal Balance.

            - The maximum Guaranteed Withdrawal Balance at any time is $5,000,000.

Guaranteed Withdrawal Amount means:


            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period until the Guaranteed Withdrawal Balance is depleted.

            - The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance.

            - The maximum Guaranteed Withdrawal Amount at any time is $250,000.

Reset means a reduction of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or, for Guaranteed Principal Plus for Life, the "Lifetime Income Amount". We may Reset guaranteed amounts if your annual withdrawals of Contract Value exceed the Guaranteed Withdrawal Amount or "Lifetime Income Amount."


Step-up means an increase of guaranteed amounts resulting from our recalculation of the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or "Lifetime Income Amount" on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.


For purposes of the following description of Guaranteed Principal Plus and Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

We use additional terms to describe Guaranteed Principal Plus for Life:

Covered Person means:

            - The person whose life we use to determine the duration of the Lifetime Income Amount payments.

            - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural Owner.

Lifetime Income Amount means:

            - The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Age 65 Contract Anniversary and while the Covered Person remains alive as an Owner or Annuitant of the Contract.

            - We determine the initial Lifetime Income Amount on the Age 65 Contract Anniversary (or the date you purchase the benefit, if later.)

            - The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

Age 65 Contract Anniversary means the Contract Anniversary on, or next following, the date the Covered Person attains age 65.

Overview.

The Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders provide a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed these Riders to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a "Guaranteed Withdrawal Amount". In addition, under the Guaranteed Principal Plus for Life Rider we calculate a "Lifetime Income Amount" on the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older. If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Guaranteed Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as that Covered Person is alive and an Owner or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

We provide additional information about Guaranteed Principal Plus and Guaranteed Principal Plus for Life in the following sections:

            - "Effect of Withdrawals" - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of the Riders. SINCE THE BENEFITS OF GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE ARE ACCESSED THROUGH WITHDRAWALS, THESE RIDERS MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THESE RIDERS.

            - "Bonus Qualification and Effect" - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.


            - "Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount" - describes how the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or, Lifetime Income Amount (for Guaranteed Principal Plus for Life only) may increase on certain dates to reflect favorable market performance.


            - "Additional Purchase Payments" - describes how you may increase the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or Lifetime Income Amount (for Guaranteed Principal Plus for Life only) by making additional Purchase Payments, and the special limitations we impose on the payments that we will accept.

            - "Investment Options" - describes the special limitations we impose in the Investment Options we make available.

            - "Life Expectancy Distributions" - describes our special programs to provide minimum distribution amounts required under certain sections of the Code.

            - "Settlement Phase" - describes the special circumstances that will apply if a withdrawal reduces the Contract Value to zero.

            - "Death Benefits" - describes how these Riders affect the death benefits provided under your Contract.

            - "Termination" - describes when Guaranteed Principal Plus and Guaranteed Principal Plus for Life benefits end.

            - "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" - provides further information on the fees we charge for these benefits.

You could elect Guaranteed Principal Plus or Guaranteed Principal Plus for Life (but not both) only at the time you purchased a Contract, provided:

            - the Rider was available for sale in the state where the Contract was sold;

            - you limit your investment of Purchase Payments and Contract Value to the Investment Options we make available with the respective Rider; and

            - you had not yet attained age 81 (we did not impose this restriction for Non-Qualified Contracts purchased before February 13, 2006).


We reserve the right to accept or refuse to issue either Guaranteed Principal Plus or Guaranteed Principal Plus for Life at our sole discretion. Once you elected Guaranteed Principal Plus or Guaranteed Principal Plus for Life, its effective date is the Contract Date and it is irrevocable. We charge an additional fee for these Riders and reserve the right to increase the charge to a maximum charge of 0.75% if the Guaranteed Withdrawal Balance is "Stepped-up" to equal the Contract Value (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").

Effect of Withdrawals

We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

            -     the Contract Value immediately after the withdrawal; or

            - the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance value. Under Guaranteed Principal Plus for Life, we also will recalculate the Lifetime Income Amount after the Age 65 Contract Anniversary if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of the Contract Value immediately after the withdrawal or the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or (under Guaranteed Principal Plus for Life) the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions").

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year. Under Guaranteed Principal Plus for Life, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. Under Guaranteed Principal Plus for Life, if you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Age 65 Contract Anniversary without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount.

Guaranteed Principal Plus enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus benefit terminates if the Contract Value and Guaranteed Withdrawal Balance immediately after a withdrawal are both equal to zero (See "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination.")

Guaranteed Principal Plus for Life enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life" and "Termination").

If your annual withdrawals exceed the Guaranteed Withdrawal Amount, we will recalculate amounts we guarantee for future withdrawals. We may Reset Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and, under Guaranteed Principal Plus for Life, Lifetime Income Amount values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your Purchase Payments and may reduce or eliminate future Guaranteed Withdrawal Amount and Lifetime Income Amount values. Withdrawals in excess of the Lifetime Income Amount (under Guaranteed Principal Plus for Life) may reduce or eliminate future Lifetime Income Amount values.

Bonus Qualification and Effect


We will increase the Guaranteed Withdrawal Balance at the end of each Contract Year during a Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period under Guaranteed Principal Plus is the first 5 Contract Years. The Bonus Period under Guaranteed Principal Plus for Life is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the Guaranteed Withdrawal Balance:


            - by an amount equal to 5% of total Purchase Payments to the Contract if you did not previously Step-up the Guaranteed Withdrawal Balance and/or we did not previously Reset the Guaranteed Withdrawal Balance (see "Effects Of Withdrawals" below); otherwise



            - by an amount equal to 5% of the Guaranteed Withdrawal Balance immediately after the latest Step-up or Reset, increased by any Purchase Payments received since such latest Step-up or Reset.


Each time we apply a bonus to the Guaranteed Withdrawal Balance, we will also recalculate the Guaranteed Withdrawal Amount to equal the greater of Guaranteed Withdrawal Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus. Under Guaranteed Principal Plus for Life, we will also recalculate the Lifetime Income Amount to equal the greater of the Lifetime Income Amount prior to the bonus or 5% of the Guaranteed Withdrawal Balance after the bonus.

Bonuses, when applied, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).


Step-up of Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and Lifetime Income Amount



RECALCULATION OF VALUES. If the Contract Value on any Step-up Date is greater than the Guaranteed Withdrawal Balance on that date, we will recalculate the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount and, with respect to Guaranteed Principal Plus for Life, the Lifetime Income Amount. The recalculated Guaranteed Withdrawal Balance will equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). The recalculated Guaranteed Withdrawal Amount will equal the greater of the current Guaranteed Withdrawal Amount or 5% of the new Guaranteed Withdrawal Balance value and the recalculated Lifetime Income Amount will equal the greater of the current Lifetime Income Amount or 5% of the new Guaranteed Withdrawal Balance value.



STEP-UP DATES. Step-up Dates occur only while a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider is in effect. Under Guaranteed Principal Plus and for Contracts issued with the Guaranteed Principal Plus for Life Rider before February 13, 2006, we schedule the Step-up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th etc.), up to and including the 30th Contract Anniversary. Contracts issued with the Guaranteed Principal Plus for Life Rider on and after February 13, 2006 may, subject to state approval, contain an enhanced schedule of Step-up Dates. Under this enhanced schedule, Step-up Dates under Guaranteed Principal Plus for Life include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary.



If you purchased a Guaranteed Principal Plus for Life Rider without the enhanced schedule, we may issue a special endorsement, in states where approved, after we have issued your Contract. This special endorsement to the Guaranteed Principal Plus for Life Rider will increase Step-up Dates to include each succeeding Contract Anniversary on and after the 9th Contract Anniversary (e.g., the 10th, 11th, 12th etc.) up to and including the 30th Contract Anniversary. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule Step-up Dates under the initial schedule.



STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS. Under Guaranteed Principal Plus, you may elect to increase ("Step-up") the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to the recalculated value within 30 days following each Step-up Date. Subject to state approval, however, we may issue a special endorsement to the Guaranteed Principal Plus Rider after we have issued the Contract. Under this special endorsement to the Guaranteed Principal Plus Rider, we will automatically increase the Guaranteed Withdrawal Balance (and Guaranteed Withdrawal Amount, if applicable) to equal a higher recalculated value. In such cases, an affected Owner may decline the endorsement within 30 days of its issuance. If so, you will need to elect a Step-up within 30 days of the respective Step-up Date if you choose to make it effective.



Each time a Step-up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up Guaranteed Withdrawal Balance value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").



If you decline a scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance and the special endorsement to your Guaranteed Principal Plus Rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-up Date.

STEP-UPS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE. We will automatically increase ("Step-up") the Guaranteed Withdrawal Balance to equal the Contract Value (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). Each time we apply a Step-up, we will also recalculate the Guaranteed Withdrawal Amount, the Lifetime Income Amount, and the Rider Fee (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life"). The Guaranteed Withdrawal Amount will equal the greater of the Guaranteed Withdrawal Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up and the Lifetime Income Amount will equal the greater of the Lifetime Income Amount prior to the Step-up or 5% of the new Guaranteed Withdrawal Balance value after the Step-up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-up (see "Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life").



If you decline an automatic scheduled Step-up, you will have the option to elect to Step-up the Guaranteed Withdrawal Balance (as well as the Guaranteed Withdrawal Amount and Lifetime Income Amount) within 30 days of subsequent Step-up Dates. If you decide to Step-up the Guaranteed Withdrawal Balance, we will thereafter resume automatic Step-ups under the schedule in effect for your Contract.


Step-ups will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

Additional Purchase Payments

EFFECT OF ADDITIONAL PURCHASE PAYMENTS. We will increase the total Guaranteed Withdrawal Balance by the amount of each additional Purchase Payment we accept (subject to the maximum Guaranteed Withdrawal Balance limit of $5 million). In addition, we will recalculate the Guaranteed Withdrawal Amount and usually increase it to equal the lesser of: (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment; or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus an amount equal to 5% of the Purchase Payment. We will also recalculate the Lifetime Income Amount under Guaranteed Principal Plus for Life each time we accept an additional Purchase Payment after the Age 65 Anniversary Date. We will not change the Guaranteed Withdrawal Amount or the Lifetime Income Amount if the recalculated amount is less than the Guaranteed Withdrawal Amount or Lifetime Income Amount, as the case may be, before the additional Purchase Payment.

Additional Purchase Payments, if accepted, will increase the Guaranteed Withdrawal Balance and may increase the Guaranteed Withdrawal Amount and the Lifetime Income Amount (under Guaranteed Principal Plus for Life).

PURCHASE PAYMENT LIMITS, IN GENERAL. You must obtain our prior approval if the Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We do not permit additional Purchase Payments during a Contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

SPECIAL PURCHASE PAYMENT LIMITS ON "NON-QUALIFIED" CONTRACTS. If we issue your Contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make Purchase Payments:

            - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

SPECIAL PURCHASE PAYMENT LIMITS ON "QUALIFIED" CONTRACTS. If we issue your Contract in connection with a tax qualified retirement plan, including an IRA, we impose additional limits on your ability to make Purchase Payments:

            - under Guaranteed Principal Plus, on or after the first Contract Anniversary, without our prior approval, we will not accept an additional Purchase Payment if your total payments after the first Contract Anniversary exceed $100,000.

            - under Guaranteed Principal Plus for Life, we will not accept an additional Purchase Payment on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000,

            - under either Rider, we will only accept a Purchase Payment that qualifies as a "rollover contribution, for the year that you become age 70 -1/2 and for any subsequent years, if your Contract is issued in connection with an IRA", but

            - under either Rider, we will not accept any Purchase Payment after the oldest Owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.


General right of refusal. We reserve the right to refuse to accept additional Purchase Payments at any time after the first Contract Anniversary to the extent permitted in the state we issue your Contract. We waive this right under Guaranteed Principal Plus for Life for additional payments before the Age 65 Contract Anniversary that are permitted to Contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS



If you elected to purchase a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, you may invest your Contract Value only in the Investment Options we make available with that Rider.



If you purchased a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options available under your Contract. You must invest 100% of your Contract Value at all times only in one or more of the Investment Options we make available for these Riders. Under our current rules, you must invest either:



            (a) among the currently available individual Investment Options (see "Available Individual Investment Options" below); or



            (b) in a manner consistent with any one of the currently available Model Allocations (see "Available Model Allocations" below).



If you are invested in a Model Allocation, you may take withdrawals only in accordance with our default procedures; you may not specify the Investment Option from which you wish to make a withdrawal (see "Accumulation Period Provisions - Withdrawals"). We allocate subsequent Purchase Payments in accordance with your instructions, subject to the restrictions described herein. All Investment Options may not be available through all authorized distributors of the Contracts.



You should consult with your financial advisor to assist you in determining which available Investment Options are best suited for your financial needs and risk tolerance.



Available Individual Investment Options



If you purchased a Contract with a Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider, we restrict the Investment Options to which You may allocate your Contract Value. You may currently allocate Contract Value to Investment Options that invest in the following Funds:



JOHN HANCOCK TRUST LIFESTYLE INVESTMENT OPTIONS:



            -     American Asset Allocation Trust



            -     Franklin Templeton Founding Allocation Trust



            -     Lifestyle Growth Trust



            -     Lifestyle Balanced Trust



            -     Lifestyle Moderate Trust



            -     Lifestyle Conservative Trust



            -     Index Allocation Trust



            -     Money Market Trust B



DWS ASSET ALLOCATION INVESTMENT OPTIONS:


            -     DWS Income Allocation

            -     DWS Conservative Allocation

            -     DWS Moderate Allocation

            -     DWS Growth Allocation


You may allocate your Contract Value to any combination of these Investment Options and you may also use our DCA program from the Money Market B Investment Option or any available DCA Fixed Investment Option in connection with your selected Investment Options.



For more information regarding these Funds, including information relating to their investment objectives, policies and restrictions, and the risks of investing in such Funds, please see the "IV. General Information About Us, the Separate Accounts and The Funds" section of the Prospectus as well as the Fund's prospectus. You can obtain a prospectus containing more complete information on each of the Funds, by contacting the respective Annuities Service Center shown on the first page of the Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



Available Model Allocations



You may allocate your entire Contract Value to the available Model Allocation shown below, and you may also use our DCA program from any available DCA Fixed Investment Option in connection with your selected Model Allocation. You must, however, rebalance your entire Contract Value allocated to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between Investment Options other than to transfer 100% of your Contract Value to another Model Allocation if available or 100% to any one, or any combination of, the available individual Investment Options.

AVAILABLE MODEL ALLOCATION FOR GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE. The currently available Model Allocation for any Contract issued with Guaranteed Principal Plus or with Guaranteed Principal Plus for Life is:



                                  MODEL ALLOCATION
     MODEL ALLOCATION NAME           PERCENTAGE                FUND NAME
-------------------------------      ----------      ----------------------------
Fundamental Holdings of America         15%          American International Trust
                                        25%              American Growth Trust
                                        25%          American Growth-Income Trust
                                        35%               American Bond Trust



ADDITIONAL RESTRICTED MODEL ALLOCATIONS FOR GUARANTEED PRINCIPAL PLUS. If you purchased a Contract with Guaranteed Principal Plus Rider on or after December 8, 2003 (for John Hancock USA Contracts) or on or after May 10, 2004 (for John Hancock New York Contracts), but prior to August 16, 2004, you may continue to invest in one of the Restricted Model Allocations shown below if you were invested in that Model Allocation on August 16, 2004. These Restricted Model Allocations are not available for Contracts issued with Guaranteed Principal Plus on or after August 16, 2004. If you were invested in a Restricted Model Allocation on August 16, 2004, you may continue to allocate your Contract Value to that Model Allocation if: (a) you continue to allocate your entire Contract Value (other than amounts in any available Fixed Investment Option under our DCA Program), including future Purchase Payments, to that Model Allocation; and (b) you rebalance your entire Contract Value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your Contract Value to any Variable Investment Option other than as permitted in that Model Allocation.



Restricted Model Allocations The following eight Model Allocations were available with Guaranteed Principal Plus for Contract issued prior to August 16, 2004 as described above. The percentages indicated in the table are the percentage allocations of each Fund currently within the Model Allocation.



The Restricted Model Allocations are:



                                               Percentage of
           Model Allocation Name                Allocation                 Fund Name
------------------------------------------     -------------   --------------------------------
CONSERVATIVE INCOME STRATEGY (formerly, "Scudder Conservative Income Strategy"):
                                                  64.00%       DWS Core Fixed Income VIP
                                                  10.00%       Active Bond Trust
                                                   4.00%       500 Index Trust B
                                                   3.00%       International Value Trust
                                                   7.00%       Quantitative All Cap Trust
                                                   2.00%       Total Stock Market Index Trust
                                                   2.00%       500 Index Trust B
                                                   2.00%       Real Estate Securities Trust
                                                   1.00%       Quantitative Value Trust
                                                   1.00%       Global Trust
                                                   1.00%       International Equity Index
                                                   2.00%       Small Cap Index Trust
                                                   1.00%       Fundamental Value Trust

GROWTH STRATEGY (formerly, "Scudder Growth Strategy"):
                                                  14.00%       International Value Trust
                                                  23.00%       500 Index Trust B
                                                  18.00%       Quantitative All Cap Trust
                                                  11.00%       DWS Core Fixed Income VIP
                                                   8.00%       Fundamental Value Trust
                                                   5.00%       Total Stock Market Index Trust
                                                   4.00%       Real Estate Securities Trust
                                                   6.00%       Quantitative Value Trust
                                                   3.00%       Small Cap Index Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Active Bond Trust

                                               Percentage of
           Model Allocation Name                Allocation                 Fund Name
------------------------------------------     -------------   --------------------------------
GROWTH & INCOME STRATEGY (formerly, "Scudder Growth & Income Strategy"):
                                                  32.00%       DWS Core Fixed Income VIP
                                                  17.00%       500 Index Trust B
                                                   9.00%       International Value Trust
                                                  15.00%       Quantitative All Cap Trust
                                                   4.00%       Total Stock Market Index Trust
                                                   4.00%       Fundamental Value Trust
                                                   3.00%       Quantitative Value Trust
                                                   5.00%       Active Bond Trust
                                                   3.00%       Real Estate Securities Trust
                                                   2.00%       Global Trust
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Small Cap Index Trust
                                                   2.00%       Small Cap Index Trust

INCOME & GROWTH STRATEGY (formerly, "Scudder Income & Growth Strategy"):
                                                  46.00%       DWS Core Fixed Income VIP
                                                  11.00%       500 Index Trust B
                                                  11.00%       Quantitative All Cap Trust
                                                   6.00%       International Value Trust
                                                   4.00%       Active Bond Trust
                                                   3.00%       Total Stock Market Index Trust
                                                   3.00%       Active Bond Trust
                                                   3.00%       Fundamental Value Trust
                                                   2.00%       Quantitative Value
                                                   2.00%       Global Trust Series
                                                   2.00%       International Equity Index Trust
                                                   2.00%       Real Estate Securities Trust
                                                   2.00%       Quantitative All Cap Trust
                                                   3.00%       Small Cap Index Trust

GROWTH FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  45.00%       500 Index Trust B
                                                  15.00%       Quantitative All Cap Trust

SECTOR FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  30.00%       Total Stock Market Index Trust
                                                  15.00%       Real Estate Securities Trust
                                                  15.00%       Quantitative All Cap Trust

US ALL-CAPITALIZATION:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       500 Index Trust B
                                                  15.00%       Small Cap Index Trust
                                                  15.00%       Quantitative All Cap Trust
                                                  15.00%       Quantitative Mid Cap Trust

VALUE FOCUS:
                                                  40.00%       DWS Core Fixed Income VIP
                                                  15.00%       Quantitative Value Trust
                                                  15.00%       Fundamental Value Trust
                                                  30.00%       Quantitative All Cap Trust

None of the Model Allocations is a fund-of-funds. A Model Allocation may experience volatility in its investment performance or lose money, depending on the performance of the component Funds referenced above. Your investment in the Funds will fluctuate and when redeemed, may be worth more or less than your original investment. For more information regarding each Fund that we permit you to invest in through a Model Allocation, including information relating to that Fund's investment objectives, policies and restrictions, and the risks of investing in that Fund, please see "IV. General Information about Us, the Separate Accounts and the Funds," as well as the Fund's prospectus. You can obtain a Prospectus containing more complete information on each of the Funds by contacting the respective Annuities Service Center in this Prospectus. You should read the Fund's prospectus carefully before investing in the corresponding Investment Option.



WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an Investment Option, we will not allow transfers into the restricted Investment Option and you may not allocate Purchase Payments to the restricted Investment Option after the date of the restriction. Any amounts you allocated to an Investment Option before we imposed restrictions will not be affected by such restrictions as long as it remains in that Investment Option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the Contract.



We also reserve the right to limit the actual percentages you may allocate to certain Investment Options, to require that you choose certain Investment Options in conjunction with other Investment Options, to limit your ability to transfer between existing Investment Options and/or to require you to periodically rebalance existing variable Investment Accounts to the percentages we require.


UNDER GUARANTEED PRINCIPAL PLUS AND GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE FOR THE RESPECTIVE BENEFIT.

Life Expectancy Distributions - Guaranteed Principal Plus for Life

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). Withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:


            - pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or Section 72(t)(2)(A)(iv) upon the request of the Owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or


            - pursuant to Code Section 72(s)(2) upon the request of the Owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

            - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").


Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your Contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.



WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59-1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR FOR FURTHER INFORMATION.


Each withdrawal under our Life Expectancy Distribution program will reduce your Contract Value and your Guaranteed Withdrawal Balance. We will not, however, Reset your Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or the Lifetime Income Amount (with respect to Guaranteed Principal Plus for Life) if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable.


For Guaranteed Principal Plus, the Company's Life Expectancy Amount for each year is equal to the greater of:


            - the Contract Value as of the applicable date divided by the Owner's Life Expectancy; or

            - the Guaranteed Withdrawal Balance as of the applicable date divided by the Owner's Life Expectancy.

For purposes of these Life Expectancy Amount calculations, the Owner's Life Expectancy will be determined using the applicable mortality tables (Uniform Table, if allowable) approved by the Internal Revenue Service for such specific purpose under the latest guidance or regulations, as of September 30, 2003, issued under the relevant section of the Code referenced above.

The Life Expectancy Amount calculation provided under Guaranteed Principal Plus is based on the Company's understanding and interpretation of the requirement under tax law as of the date of this Prospectus applicable to Pre-59 1/2 Distributions, Required Minimum Distributions, Non-Qualified Death Benefit Stretch Distributions and Qualified Death Benefit Stretch Distributions. In the future, the requirements under tax law for such distributions may change and the Life Expectancy Amount calculation provided under Guaranteed Principal Plus may not be sufficient to satisfy the requirement under tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed the Life Expectancy Amount and may result in a reset of the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount. Please discuss these matters with your tax advisor for more information on Guaranteed Principal Plus.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GUARANTEED WITHDRAWAL BALANCE ARE DEPLETED TO ZERO. IF YOUR CONTRACT INCLUDES GUARANTEED PRINCIPAL PLUS FOR LIFE, WE WILL MAKE CONTINUE TO MAKE DISTRIBUTIONS AS PART OF THE "SETTLEMENT PHASE," HOWEVER, IF THE LIFETIME INCOME AMOUNT IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount or (with respect to Guaranteed Principal Plus for Life) the Lifetime Income Amount.

NO LOANS UNDER 403(b) PLANS. The loan privilege described in the Prospectus for Contracts issued in connection with certain Section 403(b) plans is NOT available if your Contract includes Guaranteed Principal Plus for Life.

Settlement Phase

IN GENERAL. We automatically make settlement payments during the "settlement phase" under Guaranteed Principal Plus and Guaranteed Principal Plus for Life. Under Guaranteed Principal Plus, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and the Guaranteed Withdrawal Balance immediately after the withdrawal is still greater than zero. Under Guaranteed Principal Plus for Life, the "settlement phase" begins if withdrawals during the Contract Year are equal to or less than the Guaranteed Withdrawal Amount, the Contract Value reduces to zero and either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is still greater than zero. During the settlement phase under either Rider, your Contract will continue but all other rights and benefits under the Contract terminate, including death benefits and any additional Riders. We will not accept additional Purchase Payments and we will not deduct any charge for either benefit during the settlement phase. At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies, as described in the following sections.

GUARANTEED PRINCIPAL PLUS SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus's settlement phase, you may choose settlement payments that total an amount no greater than the Guaranteed Withdrawal Amount, or Life Expectancy Distributions if applicable, to be paid to you automatically each Contract Year until the Guaranteed Withdrawal Balance depletes to zero (see "Life Expectancy Distributions"). If the Guaranteed Withdrawal Amount or the Life Expectancy Distribution, if applicable, for a Contract Year exceeds the Guaranteed Withdrawal Balance, however, then the settlement payment for that Contract Year will be limited to the Guaranteed Withdrawal Balance. The settlement payments will be paid no less frequently than annually. If any Owner dies during Guaranteed Principal Plus's settlement phase, remaining settlement payments will be paid to the Beneficiary and are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.


This provision is also applicable if the Beneficiary does not take the death benefit as a lump sum our current administrative procedures and Guaranteed Principal Plus continues (as described in "Effect of Payment of Death Benefit") and death benefit distributions deplete the death benefit to zero. When this occurs, settlement payments made in Guaranteed Principal Plus's settlement phase are subject to the distribution provisions of the "Death Benefit Before Maturity Date" section of the Contract described in the "Accumulation Period Provisions - Payment of Death Benefit" provision of this Prospectus.


GUARANTEED PRINCIPAL PLUS FOR LIFE SETTLEMENT PHASE. At the beginning of Guaranteed Principal Plus for Life's settlement phase, the settlement payment amount we permit you to choose varies:

            - You may choose an amount that is no greater than, or equal to, the Guaranteed Withdrawal Amount if the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. We reduce any remaining Guaranteed Withdrawal Balance each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero. After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value. Keep in mind that in certain circumstances the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount, and under those circumstances your choice of an amount in excess of the Lifetime Income Amount could result in a reduction of the Lifetime Income Amount (see "Effect of Withdrawals").

            - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect under your Contract and the Guaranteed Withdrawal Balance is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining Guaranteed Withdrawal Balance each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the Guaranteed Withdrawal Balance reduces to zero (see "Life Expectancy Distributions"). After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining Lifetime Income Amount value.

            - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount if there is no remaining Guaranteed Withdrawal Balance at the beginning of the settlement phase. If the Covered Person is alive when the Guaranteed Withdrawal Balance is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the Lifetime Income Amount.

            - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals" above). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

DEATH BENEFITS BEFORE THE SETTLEMENT PHASE. If any Owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus and Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit as a lump sum under our current administrative procedures.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE BENEFICIARY IS:         THEN GUARANTEED PRINCIPAL PLUS:
1. The Deceased Owner's        Continues if the Guaranteed Withdrawal Balance is
Spouse                         greater than zero.

                               Within 30 days following the date we determine the death benefit under the Contract, provides the Beneficiary with an option to elect to Step-up the Guaranteed Withdrawal Balance if the death benefit on the date of determination is greater than the Guaranteed Withdrawal Balance.

                               Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero. (Death benefit distributions will be treated as withdrawals. Some methods of death benefit distribution may result in distribution amounts in excess of both the Guaranteed
                               Withdrawal Amount and the Life Expectancy
                               Distributions. In such cases, the Guaranteed
                               Withdrawal Balance may be automatically reset, thereby possibly reducing the Guaranteed Minimum
                               Withdrawal Benefit provided under this Rider.)

                               Continues to impose the Guaranteed Principal Plus fee.

                               Continues to be eligible for any remaining
                               Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. Remaining eligible Step-up
                               Dates will also be measured beginning from the death benefit determination date but the latest
                               Step-up date will be no later than the 30th
                               Contract Anniversary after the Contract Date.

2. Not the Deceased Owner's    Continues in the same manner as above, except
Spouse                         that Guaranteed Principal Plus does not continue
                               to be eligible for any remaining Bonuses and
                               Step-ups, other than the initial Step-up of the
                               Guaranteed Withdrawal Balance to equal the death
                               benefit, if greater than the Guaranteed
                               Withdrawal Balance prior to the death benefit.

CONTINUATION OF GUARANTEED PRINCIPAL PLUS FOR LIFE. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:


IF THE BENEFICIARY  IS:        THEN GUARANTEED PRINCIPAL PLUS FOR LIFE:
1. The deceased Owner's        Does not continue with respect to the Lifetime
spouse and the deceased        Income Amount, but continues with respect to the
Owner is the Covered Person    Guaranteed Withdrawal Amount if the death benefit
                               or the Guaranteed Withdrawal Balance is greater
                               than zero. We will automatically Step-up the
                               Guaranteed Withdrawal Balance to equal the
                               initial death benefit we determine, if greater
                               than the Guaranteed Withdrawal Balance prior to
                               the death benefit.

                               Enters the settlement phase if a withdrawal would deplete the Contract Value to zero, and the Guaranteed Withdrawal Balance is still greater than zero.

                               Continues to impose the Guaranteed Principal Plus for Life fee.

                               Continues to be eligible for any remaining
                               Bonuses and Step-ups, but we will change the date we determine and apply these benefits to future anniversaries of the date we determine the initial death benefit. We will permit the spouse to opt out of the initial death benefit Step-up, if any, and any future Step-ups if we increase the rate of the Guaranteed Principal Plus for Life fee at that time.

2. Not the deceased Owner's    Continues in the same manner as 1., except
spouse  and the deceased       that Guaranteed Principal Plus for Life does not
Owner is  the Covered Person   continue to be eligible for any remaining Bonuses
                               and Step-ups, other than the initial Step-up  of
                               the Guaranteed Withdrawal Balance to equal the
                               death benefit, if greater than the Guaranteed
                               Withdrawal Balance prior to the death benefit. We
                               will permit the Beneficiary to opt out of the
                               initial death benefit Step-up, if any, if we
                               increase the rate of the Guaranteed Principal
                               Plus for Life fee at that time.

3. The deceased Owner's        Continues in the same manner as 1., except
spouse and the deceased        that Guaranteed Principal Plus for Life continues
Owner is not the Covered       with respect to the Lifetime Income Amount for
Person                         the Beneficiary. If the Lifetime Amount has not
                               been determined prior to the payment of any
                               portion of the death benefit, we will determine
                               the initial Lifetime Income Amount on an
                               anniversary of the date we determine the death
                               benefit after the Covered Person has reached
                               age 65.

4. Not the deceased Owner's    Continues in the same manner as 1., except that
spouse  and the deceased       Guaranteed  Principal Plus for Life continues
Owner is not the Covered       with respect to the Lifetime Income Amount for
Person                         the Beneficiary. If the Lifetime Income Amount
                               has not been determined prior to the payment of
                               any portion of the death benefit, we will
                               determine the initial Lifetime Income Amount on
                               an anniversary of the date we determine the death
                               benefit after the Covered Person has reached
                               age 65.

                               In this case, Guaranteed Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal
                               Balance to equal the death benefit, if greater than the Guaranteed Withdrawal Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Guaranteed
                               Principal Plus for Life fee at that time.


DEATH BENEFITS DURING THE SETTLEMENT PHASE. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus or Guaranteed Principal Plus for Life Rider. (Under the Guaranteed Principal Plus for Life Rider, however, we reduce the Lifetime Income Amount to zero if the Covered Person dies during the settlement phase.) If the Beneficiary is the deceased Owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the Guaranteed Withdrawal Amount. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination




You may not terminate either the Guaranteed Principal Plus or the Guaranteed Principal Plus for Life Rider once it is in effect. The respective Rider terminates, automatically, however, upon the earliest of:

                  - the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the Contract; or

                  - under Guaranteed Principal Plus, the date the Guaranteed Withdrawal Balance depletes to zero; or

                  - under Guaranteed Principal Plus for Life, the date the Contract Value, the Guaranteed Withdrawal Balance and the Lifetime Income Amount all equal zero; or

                  - the Maturity Date under a Contract issued with Guaranteed Principal Plus; or

                  - the date an Annuity Option begins under Guaranteed Principal Plus for Life; or

                  -     termination of the Contract.


Fees for Guaranteed Principal Plus and Guaranteed Principal Plus for Life

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus and Guaranteed Principal Plus for Life. The Guaranteed Principal Plus fee is equal to 0.30% and the Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted Guaranteed Withdrawal Balance." The Adjusted Guaranteed Withdrawal Balance is the Guaranteed Withdrawal Balance that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent Purchase Payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the Contract Value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the Contract begins.


WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS AND/OR GUARANTEED PRINCIPAL PLUS FOR LIFE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.


If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the Guaranteed Withdrawal Amount and (b) reduces the Contract Value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted Guaranteed Withdrawal Balance. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the Contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the Contract and Guaranteed Principal Plus or Guaranteed Principal Plus for Life continues, we will determine the Adjusted Guaranteed Withdrawal Balance and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS OR GUARANTEED PRINCIPAL PLUS FOR LIFE RIDER TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND, FOR GUARANTEED PRINCIPAL PLUS FOR LIFE, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THESE RIDERS LIMIT THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDE NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

EXAMPLES

The following examples provide hypothetical illustrations of the benefits provided under the Guaranteed Principal Plus and Guaranteed Principal Plus for Life optional benefit Riders. These illustrations are not representative of future performance under your Contract, which may be higher or lower than the amounts shown.

Guaranteed Principal Plus - Examples


EXAMPLE 1. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken in each of the first 20 Contract Years and there are no Step-ups.



                                                                                                           GUARANTEED
                                                                                                       WITHDRAWAL BALANCE
                                            GUARANTEED                                                    ON CONTRACT
CONTRACT YEAR     PURCHASE PAYMENTS     WITHDRAWAL AMOUNT   WITHDRAWAL TAKEN           BONUS              ANNIVERSARY
-------------     -----------------     -----------------   ----------------           -----           ------------------
  At issue             $100,000                                                                            $100,000(1)
      1                       0              $5,000(1)         $ 5,000                   0                   95,000
      2                       0               5,000              5,000(2)                0(2)                90,000(3)
      3                       0               5,000              5,000                   0                   85,000
      4                       0               5,000              5,000                   0                   80,000
      5                       0               5,000              5,000                   0                   75,000
     10                       0               5,000              5,000                   0                   50,000
     20                       0               5,000              5,000                   0                        0(4)



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, withdrawals each year equal the Guaranteed Withdrawal Amount. There is no Bonus in any year that a withdrawal is taken.



(3) Since the withdrawal taken is equal to the Guaranteed Withdrawal Amount, following the withdrawal the Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the withdrawal decreased by the amount of the withdrawal ($95,000 - $5,000 = $90,000).



(4) In this example, withdrawals equal to the Guaranteed Withdrawal Amount were taken each year for 20 years. At the end of 20 years, the Guaranteed Withdrawal Balance is zero and the Rider will terminate.



EXAMPLE 2. Assume an initial Purchase Payment of $100,000, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years) and there are no Step-ups.




                                        GUARANTEED WITHDRAWAL
                                        AMOUNT AFTER PURCHASE                                      GUARANTEED WITHDRAWAL BENEFIT
CONTRACT YEAR    PURCHASE PAYMENTS             PAYMENT              WITHDRAWAL TAKEN      BONUS       ON CONTRACT ANNIVERSARY
-------------    -----------------      ----------------------      ----------------    --------   ------------------------------
  At issue           $100,000                                                                                 $100,000
      1                     0                  $5,000                  $      0          $5,000(1)             105,000(1)
      2                10,000(2)                5,750(2)                      0           5,500                120,500
      3                     0                   6,025                     6,025(3)            0(4)             114,475(3)
      4                     0                   6,025                         0           5,500                119,975
      5                     0                   6,025                         0           5,500                125,475



(1) In this example, there is no withdrawal during the first Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000). The Guaranteed Withdrawal Balance is increased by the amount of the Bonus ($100,000 + $5,000 = $105,000). The new Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 - $5,250).



(2) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, see footnote A above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 X (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) =$5,750).



(3) In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year 3. Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)   No Bonus is payable in any year that a withdrawal is taken.

EXAMPLE 3. Assume a single Purchase Payment of $100,000, no additional Purchase Payments are made, the owner elects to Step-up the Guaranteed Withdrawal Balance at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset).



                                     GUARANTEED                            HYPOTHETICAL
                                     WITHDRAWAL                           CONTRACT VALUE ON
                                    AMOUNT AFTER                              CONTRACT                      GUARANTEED WITHDRAWAL
                     PURCHASE         PURCHASE                            ANNIVERSARY PRIOR TO               BALANCE ON CONTRACT
CONTRACT YEAR        PAYMENTS          PAYMENT       WITHDRAWAL TAKEN            FEE              BONUS            ANNIVERSARY
-------------        --------       ----------       ----------------     --------------------    -----     ----------------------
  At issue           $100,000                                                                                     $  100,000
      1                     0         $ 5,000           $  5,000              $  102,000             0                95,000
      2                     0           5,000              5,000                 103,828             0                90,000
      3                     0           5,000              5,000                 105,781(1)          0               105,781(1)
      4                     0           5,289(2)           5,289                  94,946             0               100,492
      5                     0           5,289            10,0003                  79,898(3)          0                79,898(3)



(1) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(2) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).



(3) At the end of year 5, there is a withdrawal of $10,000 which is greater than the Guaranteed Withdrawal Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount will be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

Guaranteed Principal Plus for Life- Examples


EXAMPLE 1. Assume a single Purchase Payment of $100,000 at Covered Person's age 55, no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person survives at least 31 years from issue.



                                                                                                                     GUARANTEED
                                        GUARANTEED                                                               WITHDRAWAL BALANCE
                      PURCHASE          WITHDRAWAL       LIFETIME INCOME                                            ON CONTRACT
CONTRACT YEAR         PAYMENTS            AMOUNT             AMOUNT         WITHDRAWAL TAKEN         BONUS           ANNIVERSARY
-------------         --------          ----------       ---------------    ----------------        --------     -------------------
  At issue            $100,000               N/A                N/A            $     0              $      0          $ 100,000(1)
      1                      0            $5,000(1)             N/A                  0                 5,000(2)         105,000(3)
      2                      0             5,250(3)             N/A                  0                 5,000            110,000
      3                      0             5,500                N/A                  0                 5,000            115,000
      4                      0             5,750                N/A                  0                 5,000            120,000
      5                      0             6,000                N/A                  0                 5,000            125,000
      6                      0             6,250                N/A                  0                 5,000            130,000
      7                      0             6,500                N/A                  0                 5,000            135,000
      8                      0             6,750                N/A                  0                 5,000            140,000
      9                      0             7,000                N/A                  0                 5,000            145,000
     10                      0             7,250                N/A                  0                 5,000            150,000
     11                      0             7,500             $7,500(4)           7,500                     0            142,500
     12                      0             7,500              7,500              7,500                     0            135,000
     13                      0             7,500              7,500              7,500                     0            127,500
     14                      0             7,500              7,500              7,500                     0            120,000
     15                      0             7,500              7,500              7,500                     0            112,500
     20                      0             7,500              7,500              7,500                     0             75,000
     25                      0             7,500              7,500              7,500                     0             37,500
     30                      0             7,500              7,500              7,500                     0                  0
     31+                     0                 0              7,500              7,500                     0                  0



(1) The initial Guaranteed Withdrawal Balance is equal to the initial payment of $100,000. The initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance (.05 x $100,000 = $5,000).



(2) In this example, there is no withdrawal during the second Contract Year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 x $100,000 = $5,000).



(3) Following a Bonus, the Guaranteed Withdrawal Balance and the Guaranteed Withdrawal Amount are recalculated. The new Guaranteed Withdrawal Balance is equal to the Guaranteed Withdrawal Balance before the Bonus increased by the amount of the bonus ($100,000 + $5,000 = $105,000). The Guaranteed Withdrawal Amount is equal to the greater of (a) the Guaranteed Withdrawal Amount prior to the Bonus ($5,000) or 5% of the Guaranteed Withdrawal Balance after the Bonus (.05 x $105,000 = $5,250).



(4) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 x $150,000 = $7,500).

EXAMPLE 2. Assume an initial Purchase Payment of $100,000 at Covered Person's age 65, an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no step-up.



                                        GUARANTEED
                                        WITHDRAWAL       LIFETIME INCOME                                             GUARANTEED
                                       AMOUNT AFTER       AMOUNT AFTER                                           WITHDRAWAL BALANCE
                      PURCHASE           PURCHASE           PURCHASE                                                ON CONTRACT
CONTRACT YEAR         PAYMENTS            PAYMENT            PAYMENT       WITHDRAWAL TAKEN        BONUS            ANNIVERSARY
-------------         --------         ------------      ---------------   ----------------       -------        -------------------
  At issue            $100,000                --                N/A           $    0              $    0              $ 100,000
      1                      0           $ 5,000             $5,000                0               5,000                105,000
      2                 10,000(1)          5,750(1)           5,750                0               5,500(2)             120,500
      3                      0             6,025              6,025            6,025(3)                0(4)             114,475(3)
      4                      0             6,025              6,025                0               5,500                119,975
      5                      0             6,025              6,025                0               5,500                125,475



(1) In this example, there is an additional Purchase Payment at the beginning of the second Contract Year. Prior to that Purchase Payment the Guaranteed Withdrawal Amount is $5,250, as in Example 1 above. Following the Additional Purchase Payment, the Guaranteed Withdrawal Amount is calculated as the lesser of (a) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment (.05 x (105,000 + 10,000) = $5,750) or (b) the Guaranteed Withdrawal Amount immediately prior to the Purchase Payment plus 5% of the Purchase Payment ($5,250 + (.05 x $10,000)) = $5,750).



(2) In this example, there is no withdrawal during the second contract year so a Bonus will be added to the Guaranteed Withdrawal Balance. The Bonus amount is equal to 5% of the total Purchase Payments to date (.05 X $110,000 = $5,500). 3 In this example there is a withdrawal equal to the Guaranteed Withdrawal Amount $6,025 in year



(3) Since this withdrawal does not exceed the Guaranteed Withdrawal Amount, the Guaranteed Withdrawal Balance is reduced by the amount of the withdrawal ($120,500 - $6,025 = $114,475).



(4)   No Bonus is payable in any year that a withdrawal is taken.



EXAMPLE 3. Assume a single Purchase Payment of $100,000 at age 63, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no Bonuses.



                                      GUARANTEED         LIFETIME                               HYPOTHETICAL
                                      WITHDRAWAL          INCOME                             CONTRACT VALUE ON        GUARANTEED
                                     AMOUNT AFTER      AMOUNT AFTER                               CONTRACT        WITHDRAWAL BALANCE
                     PURCHASE          PURCHASE          PURCHASE                            ANNIVERSARY PRIOR        ON CONTRACT
CONTRACT YEAR        PAYMENTS           PAYMENT           PAYMENT        WITHDRAWAL TAKEN       TO RIDER FEE          ANNIVERSARY
-------------        --------        -------------     ------------      ----------------    ------------------   ------------------
   At issue          $100,000            $   --          $    --             $    --              $     --             $  100,000
      1                     0             5,000               --               5,000               102,000                 95,000
      2                     0             5,000               --               5,000               103,828                 90,000(1)
      3                     0             5,000            4,500(1)            5,000               105,781(2)             105,781(2)
      4                     0             5,289(3)         5,289(3)            5,289                94,946                100,492
      5                     0             5,289            5,289              10,000(3)             79,898                 79,898
      6                     0             3,995(4)         3,995(4)



(1) The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person's 65th birthday. The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 x $90,000 = $4,500). In this example, since withdrawals were taken prior to the age 65 Contract Anniversary, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.



(2) At the end of Contract Year 3, the Contract Value in this example, $105,781 is greater than the Guaranteed Withdrawal Balance ($90,000 - $5,000 = $85,000). The Guaranteed Withdrawal Balance will step-up to equal the Contract Value of $105,781.



(3) Following the Step-up of the Guaranteed Withdrawal Balance, the Guaranteed Withdrawal Amount is recalculated as the greater of (a) the Guaranteed Withdrawal Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289). The Lifetime Income Amount is also recalculated as the greater of (a) the Lifetime Income Amount prior to the Step-up ($5,000) or (b) 5% of the Guaranteed Withdrawal Balance after the Step-up (.05 x $105,781 = $5,289).



(4) At the end of year 5, there is a withdrawal of $10,000 which is greater than both the Guaranteed Withdrawal Amount and the Lifetime Income Amount. Since this is an excess withdrawal, the Guaranteed Withdrawal Balance will be reset to the lesser of (a) the Contract Value after the withdrawal ($79,898) or (b) the Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($100,492 - $10,000 = $90,492). Since the Guaranteed Withdrawal Balance was reset, the Guaranteed Withdrawal Amount and the Lifetime Income Amount will both be reset. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995). The Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal ($5,289) or (b) 5% of the greater of the Contract Value after the withdrawal or the new Guaranteed Withdrawal Balance Value (.05 x $79,898 = $3,995).

             Appendix E: Optional Guaranteed Minimum Income Benefits

This Appendix provides a general description of the optional guaranteed minimum income benefit Riders that may have been available at the time you purchased a Wealthmark Contract. If you purchased an optional guaranteed minimum income benefit Rider, you will pay the charge shown in the Fee Tables for that benefit as long as it is in effect.


YOU SHOULD CAREFULLY REVIEW YOUR CONTRACT, INCLUDING ANY ATTACHED RIDERS, FOR COMPLETE INFORMATION ON BENEFITS, CONDITIONS AND LIMITATIONS OF ANY GUARANTEED MINIMUM INCOME BENEFIT RIDERS APPLICABLE TO YOUR CONTRACT. You should also carefully review the "VII. Federal Tax Matters" section of the Prospectus for information about optional benefit Riders.


The following is a list of the various optional guaranteed minimum income benefits that you may have had available to you at issue. Not all Riders were available at the same time or in all states.

         John Hancock USA
         Guaranteed Retirement Income Benefit II
         Guaranteed Retirement Income Benefit III

         John Hancock New York
         Guaranteed Retirement Income Benefit II


The optional Guaranteed Retirement Income Benefits guarantee a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The amount of these payments is determined by applying an Income Base to the Monthly Income Factors described in the Guaranteed Retirement Income Benefit Rider. If the Guaranteed Retirement Income Benefit is exercised and the monthly annuity payments available under the Contract are greater than the monthly annuity payments provided by Guaranteed Retirement Income Benefit, we will pay the monthly annuity payments available under the Contract. The Guaranteed Retirement Income Benefit Riders were available only at Contract issue. The Riders are irrevocable and may only be terminated as described below.


JOHN HANCOCK USA

Availability of Guaranteed Retirement Income Benefits

John Hancock USA offered two versions of the Guaranteed Retirement Income Benefit. Guaranteed Retirement Income Benefit II was available for Contracts issued between July 2001 and May 2003 (beginning and end dates may vary by state). Guaranteed Retirement Income Benefit III was available for Contracts issued between May 2003 and May 2004 (beginning and end dates may vary by state). We describe differences between Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III below.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III


The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.



THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE: The Growth Factor Income Base is equal to (a) less
(b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GUARANTEED RETIREMENT INCOME BENEFIT II GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.

GUARANTEED RETIREMENT INCOME BENEFIT III GROWTH FACTOR: The growth factor is 5% per annum if the oldest Annuitant is 75 or younger at issue, and 3% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



GUARANTEED RETIREMENT INCOME BENEFIT II INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.


GUARANTEED RETIREMENT INCOME BENEFIT III INCOME BASE REDUCTIONS: If total partial withdrawals taken during a Contract Year are no greater than the Annual Withdrawal Limit then the Withdrawal Reduction reduces the Growth Factor Income Base on the next Contract Anniversary by the dollar amount of the partial withdrawal. If total partial withdrawals taken during a Contract Year are greater than the Annual Withdrawal Limit, then the Withdrawal Reduction will instead reduce the Growth Factor Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal. In any Contract Year, the Annual Withdrawal Limit is determined by multiplying the Growth Factor Income Base on the previous Contract Anniversary by the growth factor indicated below.


Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options").


         Life Annuity with a 10-Year Period Certain - Available for both Guaranteed Retirement Income Benefit II and Guaranteed Retirement Income Benefit III.

         Joint and Survivor Life Annuity with a 20-Year Period Certain - Available for Contracts with Guaranteed Retirement Income Benefit II issued prior to January 27, 2003 (availability may vary by state).

         Joint and Survivor Life Annuity with a 10-Year Period Certain - Available for Guaranteed Retirement Income Benefit III and for Contracts issued with Guaranteed Retirement Income Benefit II on or after January 27, 2003 (availability may vary by state).

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

GUARANTEED RETIREMENT INCOME BENEFIT RIDER                    ANNUAL FEE
------------------------------------------                    ----------
Guaranteed Retirement Income Benefit II                          0.45%
Guaranteed Retirement Income Benefit III                         0.50%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal.


Termination of Guaranteed Retirement Income Benefit

A Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:


            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;



            -     the termination of the Contract for any reason; or



            -     the exercise of the Guaranteed Retirement Income Benefit.


Qualified Plans

The use of a Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if a Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under a Guaranteed Retirement Income Benefit.

Hence, you should consider that since (a) a Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and
(b) the election of a Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though a Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.

In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.

GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

JOHN HANCOCK NEW YORK

Availability of Guaranteed Retirement Income Benefit

John Hancock New York offered Guaranteed Retirement Income Benefit II for Contracts issued between December 2, 2002 and June 11, 2004.

CONDITIONS OF EXERCISE. The Guaranteed Retirement Income Benefit may be exercised subject to the following conditions:

            - may not be exercised until the 10th Contract Anniversary and then must be exercised within 30 days immediately following the 10th Contract Anniversary or a subsequent Contract Anniversary; and

            - must be exercised by the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the 10th Contract Anniversary, if later.

Income Base


The Income Base applied in determining the amount of Guaranteed Retirement Income Benefit annuity payments is the greater of (i) the Growth Factor Income Base (Guaranteed Retirement Income Benefit II only) or (ii) the Step-up Income Base. The Income Base is reduced for any withdrawal charge remaining on the date of exercise of the Guaranteed Retirement Income Benefit, and we reserve the right to reduce the Income Base by any premium taxes that may apply.

THE INCOME BASE IS USED SOLELY FOR PURPOSES OF CALCULATING THE GUARANTEED RETIREMENT INCOME BENEFIT MONTHLY ANNUITY PAYMENTS AND DOES NOT PROVIDE A CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION.


GROWTH FACTOR INCOME BASE (GUARANTEED RETIREMENT INCOME BENEFIT II ONLY): The Growth Factor Income Base is equal to (a) less (b), where:

      (a) is the sum of all Purchase Payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the Contract; and

      (b) is the sum of Income Base reductions (defined below) in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

GROWTH FACTOR: The growth factor for Guaranteed Retirement Income Benefit II is 6% per annum if the oldest Annuitant is 75 or younger at issue, and 4% per annum if the oldest Annuitant is 76 or older at issue. The growth factor is reduced to 0% once the oldest Annuitant has attained age 85.


STEP-UP INCOME BASE: The Step-up Income Base is equal to the greatest anniversary value after the effective date of Guaranteed Retirement Income Benefit and prior to the oldest Annuitant's attained age 81. The anniversary value is equal to the Contract Value on the last day of the Contract Year, plus subsequent Purchase Payments, less any Income Base reductions (defined below) in connection with partial withdrawals since the last day of the Contract Year.



INCOME BASE REDUCTIONS: Partial withdrawals will reduce the Growth Factor Income Base and the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Growth Factor Income Base or the Step-up Income Base, as appropriate, immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



Partial withdrawals will reduce the Step-up Income Base on a pro rata basis, equal to (i) times (ii) where: (i) is equal to the Step-up Income Base immediately prior to the partial withdrawal and (ii) is equal to the partial withdrawal amount divided by the Contract Value prior to the partial withdrawal.



MONTHLY INCOME FACTORS: The Income Base may be applied to Monthly Income Factors to purchase a guaranteed lifetime income under the following Annuity Options which are described in this Prospectus (see "Pay-out Period Provisions - Annuity Options"):


            -     Life Annuity with a 10-Year Period Certain;

            -     Joint and Survivor Life Annuity with a 20-Year Period Certain.

The Monthly Income Factors are described in the Guaranteed Retirement Income Benefit Rider. When you exercise Guaranteed Retirement Income Benefit, actual income will be based on the greater of (i) your Income Base at Monthly Income Factors, or (ii) your Contract Value at current annuity payment rates. (The Income Base cannot be applied to current annuitization rates.)

If your Contract has been issued with a Guaranteed Retirement Income Benefit Rider, the Annuitant may only be changed to an individual that is the same age or younger than the oldest current Annuitant. A change of Annuitant will not affect the Income Base calculation.

Guaranteed Retirement Income Benefit Fee

The risk assumed by us associated with a Guaranteed Retirement Income Benefit is that annuity benefits payable under a Guaranteed Retirement Income Benefit are greater than annuity benefits that would have been payable if you had selected another annuity benefit permitted by the Contract. To compensate us for this risk, we charge an annual fee (the "Guaranteed Retirement Income Benefit Fee"). On or before the Maturity Date, the Guaranteed Retirement Income Benefit Fee is deducted on each Contract Anniversary. The amount of the Guaranteed Retirement Income Benefit Fee is equal to the percentage from the table below multiplied by the Income Base in effect on that Contract Anniversary. The Guaranteed Retirement Income Benefit Fee is withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.


GUARANTEED RETIREMENT INCOME BENEFIT RIDER          ANNUAL FEE
------------------------------------------          ----------
Guaranteed Retirement Income Benefit II               0.45%



If there is a full withdrawal of Contract Value on any date other than the Contract Anniversary, we will deduct a pro-rata portion of the Guaranteed Retirement Income Benefit Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Guaranteed Retirement Income Benefit Fee will be multiplied by the Income Base immediately prior to withdrawal. The Guaranteed Retirement Income Benefit Fee will not be deducted during the Pay-out Period. For purposes of determining the Guaranteed Retirement Income Benefit Fee, the commencement of annuity payments will be treated as a full withdrawal

Termination of Guaranteed Retirement Income Benefit

The Guaranteed Retirement Income Benefit will terminate upon the earliest to occur of:

            - the Contract Anniversary immediately prior to the oldest Annuitant's 85th birthday or the tenth Contract Anniversary, if later;

            -     the termination of the Contract for any reason; or

            -     the exercise of the Guaranteed Retirement Income Benefit.

Qualified Plans

The use of the Guaranteed Retirement Income Benefit is limited in connection with its use under Qualified Plans, including an IRA, because of the minimum distribution requirements imposed by federal tax law on these plans. In general, if the Guaranteed Retirement Income Benefit is not exercised under a Qualified Plan while you are alive, your Beneficiary may be unable to exercise the benefit under the Guaranteed Retirement Income Benefit.

You should consider that since (a) the Guaranteed Retirement Income Benefit may not be exercised until the 10th Contract Anniversary after its election and (b) the election of the Guaranteed Retirement Income Benefit is irrevocable, there can be circumstances under a Qualified Plan in which a Guaranteed Retirement Income Benefit fee (discussed above) will be imposed, even though the Guaranteed Retirement Income Benefit may not be exercised because of the restrictions imposed by the minimum distribution requirements. Please consult your advisor.

In addition, the presence of an optional benefit, such as a Guaranteed Retirement Income Benefit, could affect the amount of the required minimum distribution that must be made under your Contract.


In order to comply with applicable federal income tax laws, in some circumstances, we will shorten the guarantee period under an Annuity Option so that it does not exceed the life expectancy of the Annuitant, or the joint life expectancy of the joint Annuitants, depending on the Annuity Option chosen. Once the guarantee period is shortened upon exercise of a Guaranteed Retirement Income Benefit, it will not be further reduced. The guarantee period will never be increased based on the life expectancy of the Annuitant or at any other time or due to any other event.


GUARANTEED RETIREMENT INCOME BENEFITS DO NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, GUARANTEED RETIREMENT INCOME BENEFITS SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BASE," WITHDRAWALS WILL REDUCE THE GUARANTEED RETIREMENT INCOME BENEFIT.

                 Appendix U: Tables of Accumulation Unit Values


The following table provides information about Variable Investment Options available under the Contracts described in this Prospectus. We present this information in columns that compare the value of various classes of Accumulation Units for each Variable Investment Option during the periods shown.

We use accumulation units to measure the value of your investment in a particular Variable Investment Option. Each Accumulation Unit reflects the value of underlying shares of a particular Fund (including dividends and distributions made by that Fund), as well as the charges we deduct on a daily basis for Separate Account Annual Expenses (see the Fee Tables section of the Prospectus for additional information on these charges.)

The table contains information on different classes of Accumulation Units because we deduct different levels of daily charges. In particular, the table shows accumulation units reflecting the daily charges for:

            -     Wealthmark Contracts with no optional benefit Riders;

            - Wealthmark Contracts with the Enhanced Earnings optional benefit Rider;

            -     Wealthmark Contracts with the Payment Credit optional benefit
                  Rider.

Please note that Guaranteed Retirement Income Benefit II, Guaranteed Retirement Income Benefit III, Guaranteed Principal Plus, Guaranteed Principal Plus for Life and Accelerated Beneficiary Protection Death Benefit are deducted from Contract Value and, therefore, are not reflected in the accumulation unit values.

Wealthbuilder

                     JOHN HANCOCK VARIABLE ANNUITY ACCOUNT H

            ACCUMULATION UNIT VALUES- WEALTHBUILDER VARIABLE ANNUITY

                                      YEAR      YEAR       YEAR       YEAR       YEAR      YEAR     YEAR     YEAR     YEAR
                                      ENDED     ENDED      ENDED      ENDED      ENDED     ENDED    ENDED    ENDED    ENDED
                                    12/31/05  12/31/04   12/31/03   12/31/02   12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                                    -------- ---------- ---------- ---------- ---------- -------- -------- -------- --------
500 INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year     $  19.32 $  12.50         --         --         --         --       --       --       --       --
Value at End of Year          22.06    19.32         --         --         --         --       --       --       --       --
No. of Units                233,998  249,606         --         --         --         --       --       --       --       --

ACTIVE BOND FUND (MERGED INTO ACTIVE BOND TRUST EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --      11.57      11.00      10.39      10.00       --       --       --       --
Value at End of Year             --       --      11.97      11.57      11.00      10.39       --       --       --       --
No. of Units                     --       -- 17,617,933 20,890,874 17,206,843 15,461,461       --       --       --       --

ACTIVE BOND TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.13    11.97         --         --         --         --       --       --       --       --
Value at End of Year          12.52    12.13         --         --         --         --       --       --       --       --
No. of Units                121,724  132,742         --         --         --         --       --       --       --       --

ALIANCE-BERNSTEIN GROWTH AND INCOME (SHARES MERGED INTO 500 INDEX TRUST B (EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --      10.52       8.06      10.50      10.00       --       --       --       --
Value at End of Year             --       --      11.56      10.52       8.06      10.50       --       --       --       --
No. of Units                     --       --    199,583    187,022    148,745      6,426       --       --       --       --

ALIANCE-BERNSTEIN PREMIER GROWTH (SHARES MERGED INTO 500 INDEX TRUST B (EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --     9.68       9.05       7.43      10.88      10.00       --       --       --       --
Value at End of Year             --    11.19       9.68       9.05       7.43      10.88       --       --       --       --
No. of Units                     --       94     38,327     46,559     31,541      1,763       --       --       --       --

BLUE CHIP GROWTH TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year        10.64    12.50         --         --         --         --       --       --       --       --
Value at End of Year          11.52    10.64         --         --         --         --       --       --       --       --
No. of Units                    560       69         --         --         --         --       --       --       --       --

BOND INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        13.06    11.06         --         --         --         --       --       --       --       --
Value at End of Year          13.42    13.06         --         --         --         --       --       --       --       --
No. of Units                175,026  192,150         --         --         --         --       --       --       --       --

CAPITAL APPRECIATION TRUST - NAV SHARES (units first credited 4-29-2006)

Contracts with no Optional Benefits
Value at Start of Year        10.21       --         --         --         --         --       --       --       --       --
Value at End of Year          10.49       --         --         --         --         --       --       --       --       --
No. of Units                  1,575       --         --         --         --         --       --       --       --       --

DELAWARE VIP SMALL CAP VALUE (SHARES MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --    17.26      14.43      10.31      11.08      10.00       --       --       --       --
Value at End of Year             --    16.25      17.26      14.43      10.31      11.08       --       --       --       --
No. of Units                     --       34     76,382     56,111     41,484      1,768       --       --       --       --

DELAWARE VIP TREND (SHARES MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --      12.08       9.08      11.50      10.00       --       --       --       --
Value at End of Year             --       --      13.40      12.08       9.08      11.50       --       --       --       --
No. of Units                     --       --      6,802      8,051      5,536        102       --       --       --       --

Wealthbuilder

                                    YEAR       YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR
                                    ENDED     ENDED       ENDED       ENDED       ENDED      ENDED    ENDED    ENDED    ENDED
                                  12/31/05   12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                                  -------- ----------- ----------- ----------- ----------- -------- -------- -------- --------
DREYFUS EMERGING LEADERS (SHARES MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --       -- $     13.00 $      8.94 $     11.33 $     10.00       --       --       --       --
Value at End of Year           --       --       14.66       13.00        8.94       11.33       --       --       --       --
No. of Units                   --       --      41,117      21,316      15,899       1,166       --       --       --       --

DREYFUS MID CAP STOCK (SHARES MERGED INTO MID CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --    14.05       12.45        9.59       11.12       10.00       --       --       --       --
Value at End of Year           --    13.15       14.05       12.45        9.59       11.12       --       --       --       --
No. of Units                   --       50      52,263      52,913      40,067       3,183       --       --       --       --

EQUITY-INCOME TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year      10.30    12.50          --          --          --          --       --       --       --       --
Value at End of Year        12.12    10.30          --          --          --          --       --       --       --       --
No. of Units                3,563    1,446          --          --          --          --       --       --       --       --

FIDELITY VIP GROWTH (SHARES MERGED INTO 500 INDEX B EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --       --        9.75        7.45       10.82       10.00       --       --       --       --
Value at End of Year           --       --        9.93        9.75        7.45       10.82       --       --       --       --
No. of Units                   --       --      92,534      88,556      53,046         960       --       --       --       --

FIDELITY VIP OVERSEAS (SHARES MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF 4-29-05 - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --    12.95       11.57        8.19       10.43       10.00       --       --       --       --
Value at End of Year           --    12.25       12.95       11.57        8.19       10.43       --       --       --       --
No. of Units                   --       31      56,615      57,804      30,295       2,283       --       --       --       --

FRANKLIN MUTUAL SHARES SECURITIES FUND - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --       --       11.39        9.21       10.58       10.00       --       --       --       --
Value at End of Year           --       --       12.66       11.39        9.21       10.58       --       --       --       --
No. of Units                   --       --      67,878      61,971      46,347       2,117       --       --       --       --

FRANKLIN TEMPLETON SMALL CAP (SHARES MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year         --    12.09       10.99        8.11       11.48       10.00       --       --       --       --
Value at End of Year           --    10.79       12.09       10.99        8.11       11.48       --       --       --       --
No. of Units                   --       23      53,586      50,746      28,061       1,334       --       --       --       --

FRANKLIN TEMPLETON US GOVERNMENT (SHARES MERGED INTO BOND INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)
Contracts with no Optional Benefits

Value at Start of Year         --       --       10.82       10.72        9.89       10.00       --       --       --       --
Value at End of Year           --       --       11.06       10.82       10.72        9.89       --       --       --       --
No. of Units                   --       --     270,370     298,930     184,972       7,724       --       --       --       --

GLOBAL BOND TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year       9.68    12.50          --          --          --          --       --       --       --       --
Value at End of Year        10.06     9.68          --          --          --          --       --       --       --       --
No. of Units                  450      451          --          --          --          --       --       --       --       --

GROWTH & INCOME FUND (MERGED INTO GROWTH & INCOME TRUST II EFF 4-29-05) - NAV SHARES (units first credited 11-01-2000)

Contracts with no Optional Benefits
Value at Start of Year         --       --        6.95        5.66        7.36        8.82    10.00       --       --       --
Value at End of Year           --       --        7.61        6.95        5.66        7.36     8.82       --       --       --
No. of Units                   --       --  28,499,896  32,399,787  29,284,848  32,350,307   26,057       --       --       --

GROWTH AND INCOME TRUST (FORMERLY, GROWTH & INCOME TRUST II) - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       8.19     7.61          --          --          --          --       --       --       --       --
Value at End of Year         9.12     8.19          --          --          --          --       --       --       --       --
No. of Units               46,123   43,452          --          --          --          --       --       --       --       --

Wealthbuilder

                                      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                    12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                                    -------- -------- -------- -------- -------- -------- -------- -------- --------
HIGH YIELD TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year     $  10.34       --       --       --       --       --       --       --       --       --
Value at End of Year          11.28       --       --       --       --       --       --       --       --       --
No. of Units                    203       --       --       --       --       --       --       --       --       --

INTERNATIONAL EQUITY INDEX TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        13.01    12.95       --       --       --       --       --       --       --       --
Value at End of Year          16.33    13.01       --       --       --       --       --       --       --       --
No. of Units                122,466  130,055       --       --       --       --       --       --       --       --

LARGE CAP GROWTH TRUST (MERGED INTO CAPITAL APPRECIATION TRUST EFF 4-28-2006) - NAV SHARES (units first credited
6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year           --    12.50       --       --       --       --       --       --       --       --
Value at End of Year             --    10.21       --       --       --       --       --       --       --       --
No. of Units                     --    1,345       --       --       --       --       --       --       --       --

LORD ABBETT GROWTH AND INCOME (SHARES MERGED INTO 500 INDEX TRUST B EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --    11.53     8.91    10.71    10.00       --       --       --       --
Value at End of Year             --       --    12.82    11.53     8.91    10.71       --       --       --       --
No. of Units                     --       --  114,067  123,364   56,661    1,658       --       --       --       --

LORD ABBETT MID CAP VALUE (SHARES MERGED INTO MID CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --    14.46    11.81     9.58    10.69    10.00       --       --       --       --
Value at End of Year             --    13.68    14.46    11.81     9.58    10.69       --       --       --       --
No. of Units                     --       23   90,858   73,196   31,858    2,107       --       --       --       --

MFS MID CAP GROWTH (SHARES MERGED INTO MID CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --     8.27     6.13    10.97    10.00       --       --       --       --
Value at End of Year             --       --     9.34     8.27     6.13    10.97       --       --       --       --
No. of Units                     --       --   46,505   47,155   36,078      389       --       --       --       --

MFS NEW DISCOVERY (SHARES MERGED INTO SMALL CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --    10.56     8.01    11.90    10.00       --       --       --       --
Value at End of Year             --       --    11.08    10.56     8.01    11.90       --       --       --       --
No. of Units                     --       --   15,286   16,039    9,579      272       --       --       --       --

MFS RESEARCH (SHARES MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited
10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year           --       --     9.82     7.99    10.75    10.00       --       --       --       --
Value at End of Year             --       --    11.21     9.82     7.99    10.75       --       --       --       --
No. of Units                     --       --   18,689   19,608   16,265      607       --       --       --       --

MID CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.15    12.50       --       --       --       --       --       --       --       --
Value at End of Year          13.17    12.15       --       --       --       --       --       --       --       --
No. of Units                206,962  216,465       --       --       --       --       --       --       --       --

MID CAP STOCK TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year        11.62    12.50       --       --       --       --       --       --       --       --
Value at End of Year          13.05    11.62       --       --       --       --       --       --       --       --
No. of Units                    519       85       --       --       --       --       --       --       --       --

MID VALUE TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year        10.66    12.50       --       --       --       --       --       --       --       --
Value at End of Year          12.67    10.66       --       --       --       --       --       --       --       --
No. of Units                  1,119      638       --       --       --       --       --       --       --       --

Wealthbuilder

                                     YEAR       YEAR        YEAR        YEAR        YEAR      YEAR     YEAR     YEAR     YEAR
                                     ENDED     ENDED       ENDED       ENDED       ENDED      ENDED    ENDED    ENDED    ENDED
                                   12/31/05   12/31/04    12/31/03    12/31/02    12/31/01  12/31/00 12/31/99 12/31/98 12/31/97
                                   -------- ----------- ----------- ----------- ----------- -------- -------- -------- --------
MONEY MARKET FUND (REPLACED BY MONEY MARKET TRUST B EFF 4-29-05) - NAV SHARES (units first credited 5-01-2001)

Contracts with no Optional Benefits
Value at Start of Year          --       -- $      9.98 $     10.15 $     10.12 $     10.00       --       --       --       --
Value at End of Year            --       --       10.10        9.98       10.15       10.12       --       --       --       --
No. of Units                    --       --  11,453,961  16,470,455  19,908,505  20,983,009       --       --       --       --

MONEY MARKET TRUST B - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       10.13    10.10          --          --          --          --       --       --       --       --
Value at End of Year         10.47    10.13          --          --          --          --       --       --       --       --
No. of Units               161,557  172,913          --          --          --          --       --       --       --       --

OPPENHEIMER CAPITAL APPRECIATION FUND (SHARES MERGED INTO TOTAL STOCK MARKET INDEX EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year          --    10.64       10.11        7.83       10.87       10.00       --       --       --       --
Value at End of Year            --    10.10       10.64       10.11        7.83       10.87       --       --       --       --
No. of Units                    --       24     165,608     169,454      96,214       7,983       --       --       --       --

OVERSEAS EQUITY TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year       12.09    12.54          --          --          --          --       --       --       --       --
Value at End of Year         14.29    12.09          --          --          --          --       --       --       --       --
No. of Units                 1,970    1,350          --          --          --          --       --       --       --       --

PUTNAM VT AMERICAN GOVERNMENT INCOME (SHARES MERGED INTO U.S. GOVERNMENT SECURITIES TRUST EFF 4-29-05) - NAV SHARES
(units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year          --       --       10.67       10.64        9.90       10.00       --       --       --       --
Value at End of Year            --       --       10.82       10.67       10.64        9.90       --       --       --       --
No. of Units                    --       --      23,883      24,990      14,144          91       --       --       --       --

PUTNAM VT INTERNATIONAL EQUITY FUND (MERGED INTO INTERNATIONAL EQUITY INDEX TRUST B EFF. 4-29-2005)CLASS 1B SHARES
(units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year          --       --       10.93        8.61       10.59       10.00       --       --       --       --
Value at End of Year            --       --       12.54       10.93        8.61       10.59       --       --       --       --
No. of Units                    --       --      65,187      66,469      42,520       3,620       --       --       --       --

PUTNAM VT INVESTORS (SHARES MERGED INTO TOTAL STOCK MARKET INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year          --       --        9.98        7.95       10.59       10.00       --       --       --       --
Value at End of Year            --       --       11.10        9.98        7.95       10.59       --       --       --       --
No. of Units                    --       --      15,004      14,521       7,998         473       --       --       --       --

PUTNAM VT VISTA (SHARES MERGED INTO MID CAP INDEX TRUST EFF 4-29-05) - NAV SHARES (units first credited 10-22-2001)

Contracts with no Optional Benefits
Value at Start of Year          --       --       10.32        7.85       11.45       10.00       --       --       --       --
Value at End of Year            --       --       12.09       10.32        7.85       11.45       --       --       --       --
No. of Units                    --       --       9,901      10,147       7,865       1,445       --       --       --       --

REAL ESTATE SECURITIES TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year       10.59    12.50          --          --          --          --       --       --       --       --
Value at End of Year         14.45    10.59          --          --          --          --       --       --       --       --
No. of Units                   652    1,005          --          --          --          --       --       --       --       --

SHORT-TERM BOND TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year       10.07    12.50          --          --          --          --       --       --       --       --
Value at End of Year         10.40    10.07          --          --          --          --       --       --       --       --
No. of Units                   436      436          --          --          --          --       --       --       --       --

SMALL CAP GROWTH TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year       11.67       --          --          --          --          --       --       --       --       --
Value at End of Year         13.07       --          --          --          --          --       --       --       --       --
No. of Units                   856       --          --          --          --          --       --       --       --       --

Wealthbuilder

                                      YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                                      ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED    ENDED
                                    12/31/05 12/31/04 12/31/03 12/31/02 12/31/01 12/31/00 12/31/99 12/31/98 12/31/97
                                    -------- -------- -------- -------- -------- -------- -------- -------- --------
SMALL CAP INDEX TRUST - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year     $  12.49 $  12.50       --       --       --       --       --       --       --       --
Value at End of Year          14.51    12.49       --       --       --       --       --       --       --       --
No. of Units                207,006  221,650       --       --       --       --       --       --       --       --

SMALL CAP VALUE TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year        10.68    12.50       --       --       --       --       --       --       --       --
Value at End of Year          12.58    10.68       --       --       --       --       --       --       --       --
No. of Units                    854      662       --       --       --       --       --       --       --       --

TOTAL RETURN TRUST - NAV SHARES (units first credited 6-13-2005)

Contracts with no Optional Benefits
Value at Start of Year         9.94    12.50       --       --       --       --       --       --       --       --
Value at End of Year          10.18     9.94       --       --       --       --       --       --       --       --
No. of Units                  1,490      842       --       --       --       --       --       --       --       --

TOTAL STOCK MARKET INDEX - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        12.74    12.50       --       --       --       --       --       --       --       --
Value at End of Year          14.51    12.74       --       --       --       --       --       --       --       --
No. of Units                212,626  223,428       --       --       --       --       --       --       --       --

U.S. GOVERNMENT SECURITIES - NAV SHARES (units first credited 4-29-2005)

Contracts with no Optional Benefits
Value at Start of Year        11.12    12.50       --       --       --       --       --       --       --       --
Value at End of Year          11.47    11.12       --       --       --       --       --       --       --       --
No. of Units                 31,960   33,695       --       --       --       --       --       --       --       --

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                             Statement of Additional Information
                                                               dated May 1, 2007

                         [JOHN HANCOCK ANNUITIES LOGO]

                       Statement of Additional Information
       John Hancock Life Insurance Company of New York Separate Account A

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. This Statement of Additional Information should be read in conjunction with the Prospectuses dated the same date as this Statement of Additional Information. This Statement of Additional Information describes additional information regarding the variable portion of the flexible purchase payment individual deferred combination fixed and variable annuity contracts (singly, a "Contract and collectively, the "Contracts" issued by JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK ("John Hancock New York") in New York as follows:

                  PROSPECTUSES ISSUED BY JOHN HANCOCK NEW YORK
           ( to be read with this Statement of Additional Information)
                        Venture Vantage Variable Annuity
                            Venture Variable Annuity
                           Wealthmark Variable Annuity
                          Venture III Variable Annuity
                         Wealthmark ML3 Variable Annuity
                         Venture Vision Variable Annuity

You may obtain a copy of the Prospectuses listed above by contacting us at the following addresses:

          JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
       Annuity Service Center                  Mailing Address
       601 Congress Street                     Post Office Box 55013
       Boston, Massachusetts 02210-2805        Boston, Massachusetts 02205-5013
       (877) 391-3748 or (800) 551-2078        www.jhannuitiesnewyork.com

JHNY SEP ACCT A SAI 5/07

                                Table of Contents

GENERAL INFORMATION AND HISTORY...........................       3
ACCUMULATION UNIT VALUE TABLES............................       3
SERVICES..................................................       3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........       3
  SERVICING AGENT.........................................       3
  PRINCIPAL UNDERWRITER...................................       3
    Special Compensation and Reimbursement
    Arrangements..........................................       4
LEGAL AND REGULATORY MATTERS..............................       7
APPENDIX A:  AUDITED FINANCIAL STATEMENTS                        1

                         General Information and History

John Hancock Life Insurance Company of New York Separate Account A (the "Separate Account") (formerly, The Manufacturers Life Insurance Company of New York Separate Account A) is a separate investment account of John Hancock Life Insurance Company of New York ("we" or "us"), a stock life insurance company organized under the laws of New York in 1992. John Hancock New York's principal office is located at 100 Summit Lake Drive, Valhalla, New York 10595. It also has an Annuity Service Center located at 601 Congress Street, Boston, Massachusetts 02210. John Hancock New York is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (formerly, The Manufacturers Life Insurance Company of New York), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine legislature and redomesticated under the laws of Michigan. The ultimate parent of John Hancock USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

John Hancock New York established the Separate Account on March 4, 1992 as a separate account under the laws of New York.

Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Accumulation Unit Value Tables

The Accumulation Unit Value Tables are located in Appendix U of the product prospectus.

                                    Services

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and for each of the two years in the period ended December 31, 2006, appearing in this Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

SERVICING AGENT

Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

- daily updates on accumulation unit values, variable annuity participants and transactions, and agent production and commissions;
-     semimonthly commission statements;
-     monthly summaries of agent production and daily transaction reports;
-     semiannual statements for contract owners; and
-     annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

John Hancock Distributors, LLC, ("JH Distributors"), an indirect wholly owned subsidiary of MFC, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amounts of underwriting commissions paid to JH Distributors in 2006, 2005, and 2004 were $516,555,523, $510,874,858 and $403,619,081, respectively.

Special Compensation and Reimbursement Arrangements

The Contracts are primarily sold through selected firms. The Contracts' principal distributor, JH Distributors, and its affiliates (collectively, "JHD") pay compensation to broker-dealers (firms) for the promotion and sale of the Contracts. The compensation JHD pays may vary depending on each firm's selling agreement, but compensation (inclusive of wholesaler overrides and expense allowances) paid to the firms for sale of the Contracts (not including riders) is not expected to exceed the standard compensation amounts referenced in the product prospectuses. The amount and timing of this compensation may differ among firms.

The registered representative through whom your Contract is sold will be compensated pursuant to that registered representative's own arrangement with his or her broker-dealer. The registered representative and the firm may have multiple options on how they wish to allocate their commissions and/or compensation. We are not involved in determining your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your Contract.

Compensation to firms for the promotion and sale of the Contracts is not paid directly by Contract owners, but we expect to recoup it through the fees and charges imposed under the Contract.

We may, directly or through JHD, make, either from 12b-1 distribution fees received from the Contracts' underlying investment funds or out of our own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Revenue sharing expenses are any payments made to broker-dealers or other intermediaries to either (i) compensate the intermediary for expenses incurred in connection with the promotion and/or sale of John Hancock investment products or (ii) obtain promotional and/or distribution services for John Hancock investment products. Many firms that sell the Contracts receive one or more types of these cash payments.

We are among several insurance companies that pay additional payments to certain firms to receive "preferred" or recommended status. These privileges include: additional or special access to sales staff; opportunities to provide and/or attend training and other conferences; advantageous placement of our products on customer lists ("shelf-space arrangements"); and other improvements in sales by featuring our products over others.

The categories of payments that we provide, directly or through JHD, to firms are described below. These categories are not mutually exclusive and we may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in our efforts to promote the sale of the Contracts. We agree with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. We determine which firms to support and the extent of the payments it is willing to make. We generally choose to compensate firms that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts. We do not make an independent assessment of the cost of providing such services.

The following list includes the names of member firms of the NASD (or their affiliated broker-dealers) that we are aware (as of December 1, 2007) received a revenue sharing payment of more than $5,000 with respect to annuity business during the last calendar year. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract:

NAME OF FIRM

                                   DISTRIBUTOR

                            1st Global Capital Corp.
                           A. G. Edwards & Sons, Inc.
                       AIG - Advantage Capital Corporation
                        AIG - FSC Securities Corporation
                      AIG - Royal Alliance Associates, Inc.
                    American General Securities Incorporated
                  American Portfolios Financial Services, Inc.
               Berthal, Fisher & Company Financial Services, Inc.
                            Centaurus Financial, Inc.
                          Citicorp Investment Services
                         Citigroup Global Markets, Inc.
                               Comerica Securities
                         Commonwealth Financial Network

                                   DISTRIBUTOR

                             Compass Brokerage, Inc.
                         Crown Capital Securities, L.P.
                          CUSO Financial Services, L.P.
                       Founders Financial Securities, LLC
                         Geneos Wealth Management, Inc.
                          H.D. Vest Investment Services
                            Harbour Investments, Inc.
                           HSBC Securities (USA) Inc.
                 ING - Financial Network Investment Corporation
                  ING - Multi-Financial Securities Corporation
                    ING - Primevest Financial Services, Inc.
                          ING Financial Partners, Inc.
                              InterSecurities, Inc.
                                Investacorp, Inc.
                         Investment Professionals, Inc.
                        J.J.B. Hilliard, W.L. Lyons, Inc.
                     Jefferson Pilot Securities Corporation
                          LaSalle St Securities, L.L.C.
                     Lincoln Financial Advisors Corporation
                           Linsco/Private Ledger Corp.
                           M Holdings Securities, Inc.
                           Main Street Securities, LLC
                            McDonald Investments Inc.
                   Merrill Lynch, Pierce, Fenner & Smith Inc.
                           Money Concepts Capital Corp
                          Morgan Keegan & Company, Inc.
                           Next Financial Group, Inc.
                              NFP Securities, Inc.
                           NPH - SII Investments, Inc.
                       NPH - Invest Financial Corporation
                    NPH - Investment Centers of America, Inc.
                       NPH - National Planning Corporation
                          Ohio Savings Securities, Inc.
                  PAC of America - Associated Securities Corp.
                   PAC of America - Mutual Service Corporation
              PAC of America - United Planners' Financial Services
                PAC of America - Waterstone Financial Group, Inc.
                       Packerland Brokerage Services, Inc.
                        Pension Planners Securities, Inc.
                          Prime Capital Services, Inc.
                                ProEquities, Inc.
                        Prospera Financial Services, Inc.
                           Questar Capital Corporation
                        Raymond James & Associates, Inc.
                     Raymond James Financial Services, Inc.
                             RBC Dain Rauscher, Inc.
                         Sammons Securities Company, LLC
                           Scott & Stringfellow, Inc.
                            Securities America, Inc.
                           Sigma Financial Corporation
                            Signator Investors, Inc.
                          (subsidiary of John Hancock)
                             SWS Financial Services
                        The Huntington Investment Company
                          Tower Square Securities, Inc.
                      Transamerica Financial Advisors, Inc.
                          UBS Financial Services, Inc.
                               US Advisors Network

                                   DISTRIBUTOR

                         US Bancorp Piper Jaffray & Co.
                            USAllianz Securites, Inc.
                      Uvest Financial Services Group, Inc.
                            Wachovia Securities, LLC
                         Walnut Street Securities, Inc.
                        Webster Investment Services, Inc.
                        Woodbury Financial Services, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually; interim arrangements may not be reflected. We assume no duty to notify any investor whether his or her registered representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

We may, directly or through JHD, also have arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. We may, directly or through JHD, make revenue sharing payments as incentives to certain firms to promote and sell the Contracts. We hope to benefit from revenue sharing by increasing Contract sales. In consideration for revenue sharing, a firm may feature the Contracts in its sales system or give us additional access to members of its sales force or management. In addition, a firm may agree to participate in our marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the firm's sales force. Although a firm may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have purchased the Contracts, the firm may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Contracts in its sales efforts.

The revenue sharing payments we make may be calculated on sales of our products by the firm ("Sales-Based Payments"). These payments are based upon a percentage of the total amount of money received, or anticipated to be received, for sales through a firm of some or all of the insurance products that we and/or our affiliates offer. We make these payments on a periodic basis.

Such payments also may be calculated based upon the "assets under management" attributable to a particular firm ("Asset-Based Payments"). These payments are based upon a percentage of the contract value of some or all of our (and/or our affiliates') insurance products that were sold through the firm. We make these payments on a periodic basis.

Sales-Based Payments primarily create incentives to make new sales of our insurance products and Asset-Based Payments primarily create incentives to service and maintain previously sold Contracts. We may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. We may, directly or through JHD, also make payments to certain firms that sell our products for certain administrative services, including record keeping and sub-accounting Contract owner accounts, and in connection with account maintenance support, statement preparation and transaction processing. The types of payments that we may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a firm, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Payments. We may, directly or through JHD, also provide, either from the12b-1 distribution fees received from the funds underlying the Contracts or out of our own resources, additional compensation to firms that sell or arrange for the sale of Contracts. Such compensation may include seminars for the public, advertising and sales campaigns regarding the Contracts to assist a firm in connection with its systems, operations and marketing expenses, or for other activities of a selling firm or wholesaler. We may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards.

Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. We make payments for entertainment events we deem appropriate, subject to our guidelines and applicable law. These payments may vary widely, depending upon the nature of the event or the relationship. We may make these payments upon the initiation of a relationship with a firm, and at any time thereafter.

We may have other relationships with firms relating to the provisions of services to the Contacts, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, we may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with us that are not related to the Contracts.

Signator Investors, Inc. may pay their respective registered representatives additional cash incentives in the form of bonus payments, expense payments, employment benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                          Legal and Regulatory Matters

There are no legal proceedings to which we, the Separate Account or the principal underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

      -     the Separate Account; or
      - the ability of the principal underwriter to perform its contract with the Separate Account; or
      - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

                    APPENDIX A: Audited Financial Statements

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Years Ended December 31, 2006, 2005 and 2004

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                     INDEX TO AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm.................. F-2

Audited Financial Statements:

Balance Sheets as of December 31, 2006 and 2005.......................... F-3

Statements of Income for the years ended December 31, 2006, 2005, and
  2004................................................................... F-4

Statements of Changes in Shareholder's Equity and Comprehensive Income
  for the years ended December 31, 2006, 2005, and 2004.................. F-5

Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004............................................................... F-6

Notes to Financial Statements............................................ F-7

            Report of Independent Registered Public Accounting Firm

The Board of Directors
John Hancock Life Insurance Company of New York

We have audited the accompanying balance sheets of John Hancock Life Insurance Company of New York ("The Company") as of December 31, 2006 and 2005, and the related statements of income, changes in shareholder's equity and other comprehensive income, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of John Hancock Life Insurance Company of New York at December 31, 2006 and 2005 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for certain nontraditional long duration contracts and for separate accounts.

                                                   /s/ ERNST & YOUNG LLP

Boston, Massachusetts
April 20, 2007

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                BALANCE SHEETS

                                                              December 31,
                                                          ---------------------
                                                             2006       2005
                                                          ---------- ----------
                                                             (in thousands)
Assets

Investments
Fixed maturities:
   Available-for-sale - at fair value
     (cost: 2006 - $357,078, 2005 - $256,611)............ $  357,642 $  256,315
Investment in unconsolidated affiliate...................        800        800
Policy loans.............................................     28,345     21,564
Short-term investments...................................    153,598    169,414
                                                          ---------- ----------
   Total Investments.....................................    540,385    448,093

Cash and cash equivalents................................     25,448     24,144
Accrued investment income................................     16,610     12,549
Deferred acquisition costs...............................    299,620    248,817
Deferred sales inducements...............................     31,645     30,065
Federal income tax recoverable...........................         --        624
Reinsurance recoverable..................................     31,404     17,176
Other assets.............................................     12,141     13,363
Separate account assets..................................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Assets.......................................... $6,408,796 $4,898,511
                                                          ========== ==========
Liabilities and Shareholder's Equity

Liabilities:

Future policy benefits................................... $  519,898 $  472,158
Unearned revenue.........................................     14,690     10,674
Unpaid claims and claim expense reserves.................      3,246      2,173
Amounts due to affiliates................................      6,341     10,060
Amounts payable for securities...........................         --      7,238
Deferred income tax liability............................     47,753     49,831
Federal income tax payable to affiliates.................     43,435         --
Other liabilities........................................     11,808      6,046
Separate account liabilities.............................  5,451,543  4,103,680
                                                          ---------- ----------
   Total Liabilities.....................................  6,098,714  4,661,860

Shareholder's Equity:

Common stock.............................................      2,000      2,000
Additional paid in capital...............................    113,306    113,306
Retained earnings........................................    193,749    121,276
Accumulated other comprehensive income...................      1,027         69
                                                          ---------- ----------
   Total Shareholder's Equity............................    310,082    236,651
                                                          ---------- ----------
   Total Liabilities and Shareholder's Equity............ $6,408,796 $4,898,511
                                                          ========== ==========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                             STATEMENTS OF INCOME

                                                    For the years ended
                                                       December 31,
                                                ---------------------------
                                                  2006      2005     2004
                                                --------  --------  -------
                                                      (in thousands)
Revenues
   Premiums.................................... $    164  $    302  $   348
   Fee income..................................  110,718    73,647   46,988
   Net investment income.......................  136,194    80,856   48,965
   Net realized investment (losses) gains......   (2,657)     (263)   3,015
                                                --------  --------  -------
       Total revenues..........................  244,419   154,542   99,316

Benefits and expenses

   Benefits to policyholders...................   30,548    14,067   26,299
   Other operating costs and expenses..........   39,655    34,066   25,030
   Amortization of deferred acquisition costs
     and deferred sales inducements............   61,840    29,339    1,062
                                                --------  --------  -------
       Total benefits and expenses.............  132,043    77,472   52,391
                                                --------  --------  -------
Income before income taxes and cumulative
  effect of accounting changes.................  112,376    77,070   46,925
Income taxes...................................   39,903    24,515   15,422
                                                --------  --------  -------
Income before cumulative effect of accounting
  changes......................................   72,473    52,555   31,503

Cumulative effect of accounting changes, net
  of tax.......................................       --        --      287
                                                --------  --------  -------
Net income .................................... $ 72,473  $ 52,555  $31,790
                                                ========  ========  =======

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                           AND COMPREHENSIVE INCOME

                                                                               Accumulated
                                                          Additional              Other         Total
                                                   Common  Paid In   Retained Comprehensive Shareholder's Outstanding
                                                   Stock   Capital   Earnings    Income        Equity       Shares
                                                   ------ ---------- -------- ------------- ------------- -----------
                                                                             (in thousands)
Balance at January 1, 2004........................ $2,000  $113,306  $ 36,931    $ 2,550      $154,787       2,000

Comprehensive income:
   Net income.....................................                     31,790                   31,790
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                (2,116)       (2,116)
                                                                                              --------
   Comprehensive income...........................                                              29,674
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2004...................... $2,000  $113,306  $ 68,721    $   434      $184,461       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     52,555                   52,555
   Other comprehensive income, net of tax:........
       Net unrealized losses......................                                  (365)         (365)
                                                                                              --------
   Comprehensive income...........................                                              52,190
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2005...................... $2,000  $113,306  $121,276    $    69      $236,651       2,000
                                                   ======  ========  ========    =======      ========       =====
Comprehensive income:
   Net income.....................................                     72,473                   72,473
   Other comprehensive income, net of tax:........
       Net unrealized gains.......................                                   958           958
                                                                                              --------
   Comprehensive income...........................                                              73,431
                                                   ------  --------  --------    -------      --------       -----
Balance at December 31, 2006...................... $2,000  $113,306  $193,749    $ 1,027      $310,082       2,000
                                                   ======  ========  ========    =======      ========       =====

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                           STATEMENTS OF CASH FLOWS

                                                                                              For the years ended December 31,
                                                                                              -------------------------------
                                                                                                 2006       2005       2004
                                                                                              ---------  ---------  ---------
                                                                                                       (in thousands)
Cash flows provided by operating activities:
   Net income................................................................................ $  72,473  $  52,555  $  31,790
       Adjustments to reconcile net income to net cash provided by operating activities:
       Change in accounting principle........................................................        --         --       (287)
       Net realized investment losses/(gains)................................................     2,657        263     (3,015)
       Increase in reinsurance recoverable...................................................   (14,228)    (7,054)    (3,124)
       Deferral of acquisition costs and sales inducements...................................  (114,573)   (88,651)   (61,852)
       Amortization of deferred acquisition costs and deferred sales inducements.............    61,840     29,339      1,062
       Increase in accrued investment income.................................................    (4,061)    (3,654)      (283)
       Increase (decrease) in other assets and other liabilities, net........................    45,430     (4,444)    12,352
       Increase in policyholder liabilities and accruals, net................................    13,641     10,351     12,227
       (Decrease) increase in deferred income tax liability..................................    (2,594)    19,564     15,560
                                                                                              ---------  ---------  ---------
       Net cash provided by operating activities.............................................    60,585      8,269      4,430

Cash flows used in investing activities:
   Sales and maturities of fixed maturities available-for-sale...............................   139,818    132,430    111,928
   Purchases of fixed maturities available-for-sale..........................................  (243,091)  (181,590)  (175,841)
   Net purchases of short-term investments...................................................    16,675     (2,834)    39,437
   Policy loans advanced, net................................................................    (6,781)    (3,604)    (6,851)
   Net change in payable for undeliverable securities........................................        --      7,238         --
                                                                                              ---------  ---------  ---------
       Net cash used in investing activities.................................................   (93,379)   (48,360)   (31,327)

Cash flows provided by financing activities:
   Deposits and interest credited to policyholder account balances...........................   224,127    174,846    112,541
   Net transfers to separate accounts from policyholders.....................................   (98,483)   (73,030)   (24,456)
   Return of policyholder funds..............................................................   (91,546)   (73,528)   (44,235)
                                                                                              ---------  ---------  ---------
   Net cash provided by financing activities.................................................    34,098     28,288     43,850
                                                                                              ---------  ---------  ---------
   Net increase (decrease) in cash and cash equivalents......................................     1,304    (11,803)    16,953

Cash and cash equivalents at beginning of year...............................................    24,144     35,947     18,994
                                                                                              ---------  ---------  ---------
Cash and cash equivalents at end of year..................................................... $  25,448  $  24,144  $  35,947
                                                                                              =========  =========  =========

The accompanying notes are an integral part of these financial statements.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                         NOTES TO FINANCIAL STATEMENTS

                    (IN THOUSANDS UNLESS OTHERWISE STATED)

Note 1 - Summary of Significant Accounting Policies

Business

John Hancock Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department (the "Department") granted the Company a license to operate on July 22, 1992. Effective January 1, 2002, the Company became a wholly owned subsidiary of John Hancock Life Insurance Company (U.S.A) ("JHUSA"). JHUSA is a wholly-owned subsidiary of The Manufacturers Investment Corporation ("MIC"). MIC is an indirect, wholly-owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI, in turn, is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are collectively known as "Manulife Financial".

The Company was formerly known as The Manufacturers Life Insurance Company of New York. As a result of the 2004 merger between MFC and John Hancock Financial Services, Inc. ("JHFS"), the Company changed its name to John Hancock Life Insurance Company of New York effective January 1, 2005.

The Company offers and issues individual and group annuity contracts and individual life insurance and group pension contracts. All of these contracts (collectively, the "contracts") are sold exclusively in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invest in either the shares of various portfolios of the John Hancock Trust ("JHT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

John Hancock Investment Management Services, LLC ("JHIMS"), an affiliate of the Company, is the investment advisor to JHT. On October 1, 2002, JHUSA exchanged a 30% ownership interest in JHIMS for one common share of the Company. This transaction increased the Company's ownership of JHIMS from 10% to 40%. On November 1, 2005, JHIMS amended its Limited Liability Company Agreement to admit a new member. This amendment decreased the company's ownership in JHIMS to 38%. The Company's investment in JHIMS amounts to $800 and is accounted for using the equity method.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles, which requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Investments

The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using a specific identification method. A decline in the value of a specific security that is considered other-than-temporary results in a write-down of the cost basis of the security and a charge to income in the period of recognition. Unrealized gains and losses, other than unrealized losses that are considered to be other-than-temporary, are reflected in accumulated other comprehensive income after adjustments for deferred income taxes, deferred acquisition costs and deferred sales inducements. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method.

Policy loans are reported at aggregate unpaid balances, which approximate fair value.

Short-term investments, which include investments with maturities greater than 90 days and less than one year, are reported at fair value.

Cash and Cash Equivalents

Cash and cash equivalents include cash and all highly liquid debt investments with a remaining maturity of three months or less. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

Deferred Policy Acquisition Costs ("DAC") and Deferred Sales Inducements ("DSI")

Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and group pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits for such unrealized gains (losses). The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DAC was deemed recoverable.

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual annuity products (Deferred Sales Inducements). Those inducements that are incremental to amounts the Company credits on similar contracts without sales inducements and are higher than the contracts' expected ongoing crediting rates for periods after the inducement are capitalized at inception. The capitalized amounts are then amortized over the life of the underlying contracts consistent with the methodology used to amortize DAC. DSI is reviewed annually to determine recoverability from future income, and if not recoverable, is immediately expensed. As of December 31, 2006, the Company's DSI was deemed recoverable.

Reinsurance

The Company utilizes reinsurance agreements to provide for greater diversification of business, allowing management to control exposure to potential losses arising from large risks and provide additional capacity for growth.

Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to its policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations. Refer to Note 5 -- Reinsurance for additional disclosures regarding this topic.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Separate Accounts

Separate account assets and liabilities reported in the Company's balance sheets represent funds that are administered for investment contracts related to group pension business, as well as for variable annuity and variable life contracts, and invested by the Company to meet specific investment objectives of the contractholders. Net investment income and net realized investment and other gains (losses) generally accrue directly to such contractholders who bear the investment risk, subject, in some cases to principal guarantees and minimum guaranteed rates of income. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of the Company. Separate account assets are reported at fair value. Deposits, net investment income and net realized investment and other gains (losses) of separate accounts are not included in the revenues of the Company. Fees charged to contractholders, principally mortality, policy administration and surrender charges, are included in the revenue of the Company.

Future Policy Benefits

For fixed and variable annuities, group pension contracts, variable life contracts and universal life contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional non-participating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation. Benefits for fixed and variable annuity, variable life contracts and for universal life contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

Revenue Recognition

Fee income from separate accounts, annuity contracts and group pension contracts consists of charges for mortality, expenses, surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional non-participating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discounts, where applicable.

Federal Income Taxes

Income taxes have been provided for in accordance with SFAS No. 109, "Accounting for Income Taxes". Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Recent Accounting Pronouncements

   Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159")

In February 2007, the Financial Accounting Standards Board (the "FASB") issued SFAS 159. SFAS 159's objective is to enable companies to mitigate earnings volatility which is caused by measuring related assets and liabilities differently, without having to apply complex hedge accounting provisions. SFAS 159 provides the option to use fair value accounting for most financial assets and financial liabilities, with changes in fair value reported in earnings. Selection of the fair value option is irrevocable, and can be applied on a partial basis, i.e. to some but not all similar financial assets or liabilities.

SFAS 159 will be effective for the Company's financial statements beginning January 1, 2008, and will then be prospectively applicable. The Company is currently evaluating the impact SFAS 159 will have on its financial position or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

   Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS 157 will have on its financial position or results of operations.

   FASB Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48")

The FASB issued FIN 48 in June 2006. FIN 48 prescribes a recognition and measurement model for the impact of tax positions taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 requires evaluation of whether a tax position taken on a tax return is more likely than not to be sustained if challenged, and if so, evaluation of the largest benefit that is more than 50% likely of being realized on ultimate settlement. Differences between these benefits and actual tax positions result in either A) an increase in a liability for income taxes payable or a reduction of an income tax refund receivable, B) a reduction in a deferred tax asset or an increase in a deferred tax liability, or both A and B. FIN 48 requires recording a cumulative effect of adoption in retained earnings as of beginning of year of adoption.

FIN 48 will be effective for the Company's financial statements beginning January 1, 2007 and will be prospectively applied. Adoption of FIN 48 is not expected to result in a material impact on the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155")

In February 2006, the Financial Accounting Standards Board (FASB) issued SFAS 155 which is an amendment of FASB Statements No. 133 and No. 140 and which brings consistency to accounting and reporting for certain hybrid financial instruments by simplifying and eliminating exceptions to the accounting for them. SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole (eliminating the need to bifurcate the derivative from its host) if the holder elects to account for the whole instrument on a fair value basis. SFAS 155 also clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133, establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and amends Statement 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.

SFAS 155 will be effective for the Company's financial statements beginning January 1, 2007 and will be applied to financial instruments created or modified after that date. Adoption of SFAS155 is not expected to result in a material impact on the Company's financial position or results of operations.

   AICPA Statement of Position 05-1- "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" ("SOP 05-1")

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1. SOP 05-1 provides guidance on accounting for deferred acquisition costs of internal replacements of insurance and investment contracts. An internal replacement that is determined to result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from extinguished contracts should no longer be deferred and charged off to expense.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SOP 05-1 is effective for the Company's internal replacements occurring on or after January 1, 2007. Retrospective adoption is not permitted. In connection with the Company's adoption of SOP 05-1 as of January 1, 2007, there was no cumulative effect adjustment recorded to the Company's financial position or results of operations.

   Statement of Financial Accounting Standards No. 154 - Accounting Changes and Error Corrections--a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")

In May 2005, the FASB issued SFAS No 154, which replaces APB Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements, and changes the accounting and reporting requirements for a change in accounting principle. This Statement applies to all voluntary changes in accounting principle, and also to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.

SFAS No. 154 requires retrospective application to prior periods' financial statements of changes in accounting principle. SFAS No. 154 carries forward without change the guidance contained in APB Opinion No. 20 for reporting the correction of an error in previously issued financial statements and reporting a change in accounting estimate, and also carries forward requirements for justification of a change in accounting principle on the basis of preferability.

SFAS No. 154 was effective for the Company on January 1, 2006 and had no immediate impact on the Company's financial position or results of operations.

   Statement of Position 03-1 - "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1")

In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued SOP 03-1. SOP 03-1 provides guidance on a number of topics including separate account presentation, interests in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, returns based on a contractually referenced pool of assets or index, accounting for contracts that contain death or other insurance benefit features, accounting for reinsurance and other similar contracts, accounting for annuitization guarantees, and sales inducements to contract holders.

SOP 03-1 was effective for the Company's financial statements on January 1, 2004, and resulted in an increase in net income and shareholder's equity of $287 (net of tax of $154) and an increase in net income of $287 (net of tax $154).

Note 2 - Related Party Transactions

The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Management believes the allocation methods used are reasonable and appropriate in the circumstances; however, the Company's balance sheet may not necessarily be indicative of the financial condition that would have existed if the Company operated as an unaffiliated entity. Pursuant to an administrative services agreement effective for 2001 and beyond, all inter-company services, except for investment services, are billed through JHUSA to the Company. Pursuant to an investment services agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed administrative and investment service expenses of $38,088, $34,562 and $23,450, respectively, from the MLI group of affiliated companies. At December 31, 2006 and 2005, the Company had a net liability to the MLI group of affiliated companies of $6,230 and $9,743, respectively, for services provided.

John Hancock Distributors, LLC, a wholly owned subsidiary of JHUSA, is the exclusive distributor of all variable annuity, variable life, and group pension contracts issued by the Company. For the years ended December 31, 2006, 2005, and 2004, the Company was billed underwriting commissions of $107,671, $79,589 and $53,748, respectively. The Company had a net liability for services provided of $111 and $317 at December 31, 2006 and 2005, respectively. In addition, the Company had a receivable from JHIMS relating to distributions of $9,332 and $7,011, which was included in accrued investment income at December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 3 - Investments

The following information summarizes the components of net investment income and net realized investment (losses) gains:

                                     For the years ended December 31,
                                     -------------------------------
                                       2006        2005       2004
                                      --------    -------   -------
                                           (in thousands)
Net investment income
   Fixed maturities ................ $ 20,004    $12,864    $ 5,594
   Short-term investments...........    2,398      1,317      2,953
   Other invested assets ...........  114,601     67,060     40,759
                                      --------    -------   -------
   Gross investment income..........  137,003     81,241     49,306

       Less investment expenses.....      809        385        341
                                      --------    -------   -------
Net investment income .............. $136,194    $80,856    $48,965
                                      ========    =======   =======
Net realized investment (losses)
  gains
   Fixed maturities ................ $ (2,554)   $  (206)   $ 3,017
   Short-term investments ..........        0        (10)        (2)
   Other invested assets ...........     (103)       (47)         0
                                      --------    -------   -------
Net realized investment (losses)
  gains............................. $ (2,657)   $  (263)   $ 3,015
                                      ========    =======   =======

The Company includes income earned from its investment in JHIMS in the other invested assets category. Income earned from the Company's investment in JHIMS was $112,874, $65,793, and $39,907 for the years ended December 31, 2006, 2005, and 2004, respectively.

As of December 31, 2006 and 2005, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized below for the years indicated:

                                                 December 31, 2006
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $263,162    $2,083    $(1,098)   $264,147
Foreign governments.................   10,160        --       (166)      9,994
Corporate securities................   83,756        71       (326)     83,501
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $357,078    $2,154    $(1,590)   $357,642
                                     ========    ======    =======    ========

                                                 December 31, 2005
                                     ------------------------------------------
                                                 Gross      Gross
                                     Amortized Unrealized Unrealized
                                       Cost      Gains      Losses   Fair Value
                                     --------- ---------- ---------- ----------
                                                   (in thousands)
Available-for-Sale:
U.S. government..................... $148,727    $1,154    $  (868)   $149,013
Foreign governments.................   96,559       206       (580)     96,185
Corporate securities................   11,325        --       (208)     11,117
                                     --------    ------    -------    --------
   Total fixed maturities
     available-for-sale............. $256,611    $1,360    $(1,656)   $256,315
                                     ========    ======    =======    ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Proceeds from sales of fixed-maturity securities during 2006, 2005, and 2004 were $45,385, $31,293, and $58,924, respectively. Gross gains realized on the sale of available-for-sale securities were $0, $95 and $3,380 for the years ended December 31, 2006, 2005, and 2004, respectively. Gross losses realized on the sale of available-for-sale securities were $1,131, $301, and $365 for the years ended December 31, 2006, 2005 and 2004, respectively. During 2006, other-than-temporary impairments on fixed maturity securities of $1,562 (2005 - $0; 2004 - $0) were recognized in the statements of income.

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

At the end of each quarter, the Manulife Loan Review Committee reviews all securities where market value is less than eighty percent of amortized cost for six months or more to determine whether impairments need to be taken. This committee meets with the head of workouts, the head of each industry team, and the head of portfolio management. The analysis focuses on each investee company's or project's ability to service its debts in a timely fashion and the length of time the security has been trading below amortized cost. The results of this analysis are reviewed by the Credit Committee at Manulife. This committee includes Manulife's Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Chief Credit Officer, and other senior management. This quarterly process includes a fresh assessment of the credit quality of each investment in the entire fixed maturities portfolio.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value is charged to earnings.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. The risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that fraudulent information could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to earnings in a future period.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

At December 31, 2006, there were 53 fixed maturities that had a gross unrealized loss of $1,590. These securities had a fair value of $217,762 at December 31, 2006. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,447 on 23 securities with a fair value of $101,105 at December 31, 2006. The Company has the ability and intent to hold these debt securities until they recover or mature. The contractual maturities of fixed-maturity securities at December 31, 2006 are shown below.

                Unrealized Losses on Fixed Maturity Securities

                                                         As of December 31, 2006
                                    ----------------------------------------------------------------
                                     Less than 12 months    12 months or more           Total
                                    --------------------  --------------------  --------------------
                                     Carrying              Carrying              Carrying
                                     Value of              Value of              Value of
                                    Securities            Securities            Securities
                                    with Gross            with Gross            with Gross
                                    Unrealized Unrealized Unrealized Unrealized Unrealized Unrealized
Description of securities:             Loss      Losses      Loss      Losses      Loss      Losses
--------------------------          ---------- ---------- ---------- ---------- ---------- ----------
US Treasury obligations and direct
  obligations of U.S.government
  agencies.........................  $ 66,297    $(101)    $ 71,563   $  (997)   $137,860   $(1,098)
Corporate bonds....................    50,360      (42)      19,548      (284)     69,908      (326)
Debt securities issued by foreign
  governments......................                           9,994      (166)      9,994      (166)
                                     --------    -----     --------   -------    --------   -------
   Total...........................  $116,657    $(143)    $101,105   $(1,447)   $217,762   $(1,590)
                                     ========    =====     ========   =======    ========   =======

At December 31, 2005, there were 64 debt securities that had a gross unrealized loss of $1,656. These securities had a fair value of $211,273 at December 31, 2005. The amount of unrealized losses related to fixed maturity securities in an unrealized loss position for greater than twelve months was $1,090 on 24 securities with a fair value of $78,789 at December 31, 2005.

The amortized cost and fair value of fixed maturities at December 31, 2006, by contractual maturity, are shown below:

                                                      Amortized Cost Fair Value
                                                      -------------- ----------
                                                           (in thousands)
Available-for-Sale:
Due in one year or less..............................    $108,164     $107,150
Due after one year through five years................     139,154      138,686
Due after five years through ten years...............      59,284       60,174
Due after ten years..................................      50,476       51,632
                                                         --------     --------
   Total.............................................    $357,078     $357,642
                                                         ========     ========

Fixed-maturity securities with a fair value of $476 and $495 at December 31, 2006 and 2005, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

Equity Method Investments

As of December 31, 2006 and 2005, total assets for JHIMS were $34,086 and $27,968, and total liabilities were $31,980 and $25,863. For the years ended December 31, 2006, 2005, and 2004, net income of JHIMS was $283,029, $164,500, and $99,769, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 4--Income Taxes

The Company will participate with its affiliates in a consolidated federal income tax return for the year ended December 31, 2006. The Company filed a separate federal income tax return for the years ended December 31, 2005 and 2004.

In accordance with the income tax-sharing agreements in effect for 2006, the Company's income tax provision (or benefit) is computed as if the Company filed a separate federal income tax return. The tax charge to the Company will not be more than that which the Company would have paid on a separate return basis. Intercompany settlements of income taxes are made through an increase or reduction to amounts due to or from affiliates. Such settlements occur on a periodic basis in accordance with the tax sharing agreement. Tax benefits from operating losses are provided at the U.S. statutory rate plus any tax credits attributable, provided the consolidated group utilizes such benefits currently,

The components of income taxes were as follows:

                                           For the Years Ended December 31,
                                           -------------------------------
                                            2006       2005        2004
                                            -------    -------    -------
                                                (in thousands)
            Current federal taxes......... $37,581    $ 4,952    $  (138)

            Deferred federal taxes........   2,322     19,563     15,560
                                            -------    -------    -------
            Total income taxes............ $39,903    $24,515    $15,422
                                            =======    =======    =======

Total expenses differ from the statutory rate due principally to the dividends received deduction.

A reconciliation of income taxes computed by applying the 35% federal income tax rate to income before income taxes and cumulative effect of accounting change to income tax expense charged to operations follows:

                                                        For the Years Ended
                                                            December 31,
                                                     -------------------------
                                                       2006     2005     2004
                                                     -------  -------  -------
                                                           (in thousands)
Tax at 35%.......................................... $39,331  $26,975  $16,424
Add (deduct):

   Prior year taxes.................................      (8)    (760)      --

   Dividends received deduction.....................  (1,909)  (1,707)  (1,019)

   Other............................................   2,489        7       17
                                                     -------  -------  -------
       Total income taxes........................... $39,903  $24,515  $15,422
                                                     =======  =======  =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Deferred income tax assets and liabilities result from tax affecting the differences between the financial statement values and tax values of assets and liabilities at each consolidated balance sheet date. The significant components of the Company's deferred tax assets and liabilities were as follows:

                                                               December 31,
                                                            ------------------
                                                              2006      2005
                                                            --------  --------
                                                              (in thousands)
Deferred tax assets:
   Policy reserves adjustments............................. $ 45,879  $ 27,052
   Other...................................................    3,208        --
                                                            --------  --------
       Total deferred tax assets........................... $ 49,087  $ 27,052
                                                            --------  --------
Deferred tax liabilities:
   Deferred acquisition costs.............................. $(63,194) $(55,425)
   Unrealized (gains) losses on securities
     available-for-sale....................................     (473)      166
   Reinsurance.............................................  (33,173)  (19,994)
   Other...................................................       --    (1,630)
                                                            --------  --------
       Total deferred tax liabilities......................  (96,840)  (76,883)
                                                            --------  --------
       Net deferred tax liabilities........................ $(47,753) $(49,831)
                                                            ========  ========

At December 31, 2006 and 2005, the Company had no operating loss carry-forwards. The Company believes that it will realize the full benefit of its deferred tax assets.

The Company received a tax refund of $492 in 2006 and paid taxes of $4,744 and $308 in 2005 and 2004, respectively.

Note 5 - Reinsurance

At December 31, 2006, the Company had treaties with twenty re-insurers, eighteen non-affiliated and two affiliated. The per policy life risk retained by the Company is 10% to 30% of a policy, up to a maximum of $100. In 2006, there were eight recoveries under these agreements totaling a recovery of $2,204 on $3,911 of death claims. In 2005, there were three recoveries under these agreements totaling a recovery of $1,906 on $3,214 of death claims. In 2004, there were three recoveries under these agreements totaling a recovery of $4,768 on $4,850 of death claims; of which a recovery of $200 on a $3,000 death claim related to an affiliated reinsurer.

At December 31, 2006, the Company had deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $4,026, $3,828 and $3,492 in reinsurance premiums for the years ended
December 31, 2006, 2005, and 2004, respectively. The agreements have a term of fifteen years, at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 6 - Pension Benefit Plans and Other Postretirement Benefit Plans

The Company participates in a non-contributory pension plan entitled "the Manulife Financial U.S. Cash Balance Plan ("The Plan"), which is sponsored by the Company's parent, JHUSA.

Pension benefits are provided to participants of the Plan after three years of vesting service with the Company and are a function of the length of service together with final average earnings. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with five or more years vesting service with the Company as of July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

Cash balance accounts under the Plan are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits will vary based on service. Interest credits are based on the greater of one-year U.S. Treasury Constant Maturity Bond yields plus 0.25% and 5.25% per annum.

Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are charged to earnings of the Company in the current period. Vested benefits are fully funded. Experience gains and losses are amortized to income of the Company over the estimated average remaining service lives of the plan participants. No contributions were made for the years ended December 31, 2006, 2005, and 2004 because the Plan was subject to the full funding limitation under the Internal Revenue Code.

As of December 31, 2006 and 2005, the projected benefit obligation to the participants of the Plan was $87.7 million and $85.0 million, and the accumulated benefit obligation was $76.6 million and $74.0 million respectively. This was based on a discount interest rate of 5.75% and 5.50% for December 31, 2006 and 2005, respectively. The fair value of the Plan assets totaled $74.8 million and $71.1 million as of December 31, 2006 and 2005. The expected return on plan assets was 8.25% in both 2006 and 2005, respectively. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

JHUSA adopted Statement of Financial Accounting Standards No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirment Plans, an amendment of FASB Statements No. 87, 88, 106 and 123(R) ("SFAS 158") as of December 31, 2006. JHUSA recorded a loss of ($2) million net of tax benefit to accumulated other comprehensive income to recognize the funded status of its defined benefit pension and other post-retirement benefit plans.

The Company participates in a defined contribution 401(k) savings plan sponsored by JHUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974. The costs associated with the Plan were charged to the Company and were not material for the years ended December 31, 2006, 2005 and 2004.

In addition to the retirement plans, the Company participates in a post-retirement benefit plan that is sponsored by JHUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. This plan provides primary medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. It also provides the employee with a life insurance benefit of 100% of the salary just prior to retirement up to a maximum of $150. This life insurance benefit is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

The postretirement benefit cost, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains/losses arising from differences between actuarial assumptions and actual experience, is accounted for by the plan sponsor, JHUSA. This plan is unfunded.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 7 - Commitments and Contingencies

Commitments. The Company leases office space under various operating lease agreements, which will expire in March of 2009. For the years ended December 31, 2006, 2005, and 2004 the Company incurred rent expense of $94, $181, and $160, respectively.

The minimum lease payments associated with the office space under the operating lease agreement are as follows:

                                                      Minimum
                                                       Lease
                                                      Payments
                                                   --------------
                                                   (in thousands)
               2007...............................      $ 66
               2008...............................        70
               2009...............................        18
                                                        ----
               Total..............................      $154
                                                        ====

The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

Legal Proceedings. The Company is regularly involved in litigation both as a defendant and as a plaintiff. The litigation naming it as a defendant ordinarily involves its activities as a provider of insurance protection and wealth management products, as well as an investment adviser, employer and taxpayer. In addition, state regulatory bodies, state attorneys general, the United States Securities and Exchange Commission and other government and regularity bodies regularly make inquiries and, from time to time, require the production of information or conduct examinations concerning compliance with, among other things, insurance laws, securities laws, and laws governing activities of broker-dealers. As with many other companies in the financial industry, the Company has been requested or required by such government and regulatory authorities to provide information with respect to market timing, late trading and sales compensation and broker-dealer practices with respect to variable investment options underlying variable life and annuity products and other separate account products. It is believed that these inquiries are similar to those made to many financial services companies by various agencies into practices, policies and procedures relating to trading in mutual funds shares and sales compensation and broker-dealer practices. The Company intends to continue to cooperate fully with government and regulatory authorities in connection with their respective inquiries. The Company does not believe that the conclusion of any current legal or regulatory matters, either individually or in the aggregate, will have a material adverse effect on its financial condition or results of operations.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 8 - Shareholder's Equity

(a) Common Stock

The Company has one class of capital stock: common stock ($1 par value, 3,000,000 shares authorized and 2,000,001 shares issued and outstanding) at December 31, 2006 and 2005.

(b)Accumulated Other Comprehensive Income

Changes in accumulated other comprehensive income for the years indicated are presented below:

                                                                   Accumulated
                                                          Net         Other
                                                       Unrealized Comprehensive
                                                         Gains       Income
                                                       ---------- -------------
Balance at January 1, 2004............................  $ 2,550      $ 2,550
Gross unrealized losses (net of deferred income tax
  benefit of $248)....................................     (459)        (459)
Reclassification adjustment for gains realized in net
  income (net of income tax expense of $1,055)........   (1,960)      (1,960)
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $185)................      343          343
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $21).................      (40)         (40)
                                                        -------      -------
Net unrealized losses.................................   (2,116)      (2,116)
                                                        -------      -------
Balance at December 31, 2004..........................      434          434
                                                        =======      =======
Gross unrealized losses (net of deferred income tax
  benefit of $602)....................................   (1,119)      (1,119)
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $72).......      134          134
Adjustment to deferred acquisition costs (net of
  deferred income tax expense of $286)................      531          531
Adjustment to deferred sales inducements (net of
  deferred income tax expense of $47).................       89           89
                                                        -------      -------
Net unrealized losses ................................     (365)        (365)
                                                        -------      -------
Balance at December 31, 2005..........................       69           69
                                                        =======      =======
Gross unrealized gains (net of deferred income tax
  expense of $242)....................................      451          451
Reclassification adjustment for losses realized in
  net income (net of income tax benefit of $396)......      735          735
Adjustment to deferred acquisition costs (net of
  deferred income tax benefit of $106)................     (198)        (198)
Adjustment to deferred sales inducements (net of
  deferred income tax benefit of $16).................      (30)         (30)
                                                        -------      -------
Net unrealized gains..................................      958          958
                                                        -------      -------
Balance at December 31, 2006..........................  $ 1,027      $ 1,027
                                                        =======      =======

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Net unrealized investment gains, included in the balance sheets as a component of shareholder's equity, are summarized as follows:

                                                          2006    2005   2004
                                                         ------  -----  ------
                                                             (in thousands)
Balance at end of year comprises:
   Fixed maturities..................................... $  564  $(296) $1,353
   Short-term and other investments.....................    786   (178)   (312)
                                                         ------  -----  ------
Total...................................................  1,350   (474)  1,041

Amounts of unrealized investment losses (gains)
  attributable to:
   Deferred acquisition costs...........................    201    505    (312)
   Deferred sales inducements...........................     29     75     (61)
   Deferred federal income taxes........................   (553)   (37)   (234)
                                                         ------  -----  ------
Total...................................................   (323)   543    (607)
                                                         ------  -----  ------
Net unrealized investment gains......................... $1,027  $  69  $  434
                                                         ======  =====  ======

(c) Statutory Results

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the state of domicile.

                                                        2006     2005    2004
                                                      -------- -------- -------
                                                           (in thousands)
Statutory net income................................. $ 63,057 $ 13,230 $20,629
Statutory surplus....................................  166,325  100,870  50,980

The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net statutory gain from operations. State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP followed by stock life insurance companies in the United States. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves. NAIC statutory reserving guidelines and/or interpretations of those guidelines may change in the future. Such changes may require the Company to modify, perhaps materially, its statutory-based reserves for variable annuity contracts.

Note 9 - Capital Maintenance Agreement

Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

Note 10 - Segment Information

The Company's reportable segments are strategic business units offering different products and services. The reportable segments are managed separately, as they focus on different products, markets and distribution channels.

Protection Segment. Offers a variety of individual life insurance, including whole life, term life, universal life and variable life insurance. Products are distributed through multiple distribution channels, including insurance agents and brokers and alternative distribution channels that include banks, financial planners, and direct marketing.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Wealth Management Segment. Offers variable annuities and group pension contracts. This segment distributes its products through multiple distribution channels, including insurance agents and brokers affiliated with the Company, securities brokerage firms, financial planners, and banks.

Corporate Segment. Includes corporate operations primarily related to certain financing activities and income on capital not specifically allocated to the reporting segments.

The accounting policies of the segments are the same as those described in Note 1 - (Summary of Significant Accounting Policies). Allocations of net investment income are based on the amount of assets allocated to each segment. Other costs and operating expenses are allocated to each segment based on a review of the nature of such costs, cost allocations utilizing time studies, and other relevant allocation methodologies.

The following tables summarize selected financial information by segment for the periods indicated:

                                                                Wealth
                                                   Protection Management  Corporate Consolidated
                                                   ---------- ----------  --------- ------------
                                                                  (in thousands)
Year ended December 31, 2006
Revenues:
   Revenue from external customers................  $ 35,299  $   75,583  $     --   $  110,882
   Net investment income..........................     4,497      25,611   106,086      136,194
   Net realized investment (losses) gains.........    (1,677)       (190)     (790)      (2,657)
                                                    --------  ----------  --------   ----------
   Revenues.......................................  $ 38,119  $  101,004  $105,296   $  244,419
                                                    ========  ==========  ========   ==========
   Net (loss) income:.............................  $ (2,510) $    6,724  $ 68,259   $   72,473
                                                    ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted
     for by the equity method.....................  $     98  $   17,034  $ 95,742   $  112,874
   Carrying value of investments accounted for by
     the equity method............................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements...................    24,353      37,487        --       61,840
   Income tax (benefit) expense...................      (964)      3,502    37,365       39,903
   Segment assets.................................  $261,106  $5,784,006  $363,684   $6,408,796

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2005
Revenues:
   Revenue from external customers.....................  $ 17,448  $   56,494  $      7   $   73,949
   Net investment income...............................     2,192      17,867    60,797       80,856
   Net realized investment (losses) gains..............      (329)         75        (9)        (263)
                                                         --------  ----------  --------   ----------
   Revenues............................................  $ 19,311  $   74,436  $ 60,795   $  154,542
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (431) $   15,397  $ 37,589   $   52,555
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $     70  $   11,629  $ 54,094   $   65,793
   Carrying value of investments accounted for by the
     equity method.....................................         0          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     9,367      19,972        --       29,339
   Income tax (benefit) expense........................      (619)      4,506    20,628       24,515
   Segment assets......................................  $164,902  $4,504,239  $229,370   $4,898,511

                                                                     Wealth
                                                        Protection Management  Corporate Consolidated
                                                        ---------- ----------  --------- ------------
                                                                       (in thousands)
Year ended December 31, 2004
Revenues:
   Revenue from external customers.....................  $  7,538  $   39,493  $    305   $   47,336
   Net investment income...............................       774       9,898    38,293       48,965
   Net realized investment (losses) gains..............        35       1,529     1,451        3,015
                                                         --------  ----------  --------   ----------
   Revenues............................................  $  8,347  $   50,920  $ 40,049   $   99,316
                                                         ========  ==========  ========   ==========
   Net (loss) income:..................................  $   (661) $    7,968  $ 24,483   $   31,790
                                                         ========  ==========  ========   ==========
Supplemental Information:
   Equity in net income of investees accounted for by
     the equity method.................................  $  1,742  $    5,489  $ 32,676   $   39,907
   Carrying value of investments accounted for by the
     equity method.....................................        --          --       800          800
   Amortization of deferred acquisition costs and
     deferred sales inducements........................     1,952        (890)       --        1,062
   Income tax (benefit) expense........................      (382)      2,114    13,690       15,422
   Segment assets......................................  $ 98,088  $3,461,994  $179,753   $3,739,835

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 11 - Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the fair value of the Company's financial instruments. The aggregate fair value amounts presented below do not represent the underlying value of the Company and, accordingly, care should be exercised in drawing conclusions about the Company's business or financial condition based on the fair value information presented below.

For fixed maturity securities fair values were based on quoted market prices where available. Where no quoted market price was available, fair values were estimated using values obtained from independent pricing services.

The carrying values for policy loans, short-term investments and cash and cash equivalents approximates their respective fair values.

The fair value for insurance investment contracts, which do not subject the Company to significant mortality or morbidity risks, were estimated using cash flows discounted at market rates.

The following table presents the carrying amounts and fair values of the Company's financial instruments:

                                                           December 31,
                                              ---------------------------------------
                                                     2006                2005
                                              ------------------- -------------------
                                              Carrying            Carrying
                                               Value   Fair Value  Value   Fair Value
                                              -------- ---------- -------- ----------
                                                          (in thousands)
Assets:
   Fixed maturities.......................... $357,642  $357,642  $256,315  $256,315
   Policy loans..............................   28,345    28,345    21,564    21,564
   Short-term investments....................  153,598   153,598   169,414   169,414
   Cash and cash equivalents.................   25,448    25,448    24,144    24,144

Liabilities:
   Fixed rate deferred and immediate
     annuities............................... $285,563  $277,992  $323,103  $313,474

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 12 - Certain Separate Accounts

The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. All contracts contain certain guarantees, which are discussed more fully below. The Company also has an immaterial amount of variable life insurance contracts in force, which will not be discussed further.

During 2006 and 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the Statements of Income. Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Statements of Income.

The variable annuity contracts are issued through separate accounts and the Company contractually guarantees the contract holder either (a) a return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary. Contracts issued after December 31, 2002 have a proportional partial withdrawal benefit instead of a dollar-for-dollar relationship. As of December 31, 2006, 60% of the inforce contract values have reduction of benefit on a dollar-for-dollar basis, and 40% on a proportional basis.

In September 2001, the Company introduced a Guaranteed Income Benefit Rider ("GRIP"), which provides a guaranteed minimum annuity payout if the policy holder elects to annuitize after a waiting period of 10 years. In December 2002, the GRIP rider was replaced by a newer version - GRIP II, which provides a more generous benefit base but with a higher rider charge. The Company discontinued the sales of the GRIP and GRIP II riders in 2004.

In 2004, the Company introduced a Guaranteed Minimum Withdrawal Benefit Rider
(GMWB) named Principal Plus (PP). This rider provides a guaranteed withdrawal amount referred to as the Guaranteed Withdrawal Balance (GWB) as long as withdrawals do not exceed 5% of the GWB per annum. In 2005, a newer version of the GMWB rider, Principal Plus for Life (PPFL) was introduced. This new rider retains all the features of the PP rider and adds an alternative guarantee of a Life Time Income Amount available for the life of the covered person. In February 2006, the PPFL rider was upgraded to a new "Enhanced" version featuring a key change to the Step-Up option. Previously, Step-Ups occurred automatically every third contract year until the 30th. After the upgrade, Step-Ups will begin to occur annually after the ninth year.

In October 2006, the Company added two new versions of the "Enhanced" PPFL rider to the PPFL family:

    . Principal Plus for Life PLUS Automatic Annual Step-Up, provides clients with the additional advantage that the Step-Up feature will occur annually beginning with the very first contract anniversary.

    . Principal Plus For Life PLUS Spousal Protection, provides clients with the additional advantage that the rider will continue to provide the spouse with a guaranteed lifetime income even after the owner's death.

Reinsurance has been utilized to mitigate risk related to Guaranteed Minimum Death Benefits ("GMDB") and Guaranteed Minimum Income Benefits ("GMIB").

The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed on the following page are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current GMDB in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the excess of the current annuitization income base over the current account value. For guarantees of partial withdrawal amounts, the net amount at risk is defined as the current guaranteed withdrawal amount minus the current account value. For all the guarantees, the net amount at risk is floored at zero at the single contract level.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

As of December 31, 2006 and 2005, the Company had the following variable contracts with guarantees:

                                                      December 31, December 31,
                                                          2006         2005
                                                      ------------ ------------
                                                            (in millions)
Guaranteed minimum death benefit

Return of net deposits in the event of death
   Account value.....................................   $  770.8     $  392.8
   Net amount at risk - gross........................        0.4          0.6
   Net amount at risk - net..........................        0.1           --

Highest specified anniversary account value minus
  withdrawals post anniversary in the event of death
   Account value.....................................   $3,215.2     $2,860.5
   Net amount at risk - gross........................       95.0        132.1
   Net amount at risk - net..........................       28.7         39.8

Guaranteed Minimum Income Benefit
   Account value.....................................   $  767.9     $  741.8
   Net amount at risk - gross........................        2.2          3.0
   Net amount at risk - net..........................         --           --

Guaranteed Minimum Withdrawal Benefit
   Account value.....................................   $1,740.1     $  918.9
   Net amount at risk - gross........................        0.1          0.3
   Net amount at risk - net..........................        0.1          0.3

Account balances of variable contracts with guarantees invest in variable separate accounts in various mutual funds with the following characteristics:



                                                                        December 31, December 31,
Asset Class                                  Index                          2006         2005
-----------               --------------------------------------------  ------------ ------------
                                                                              (in millions)
Large Cap Equity......... S&P 500                                         $1,063.9     $  901.1
High Quality Bond........ Ibbottson US Intermediate Term Gov't Bond          637.5        617.2
High Yield Bond.......... Ibbottson Domestic High Yield Bond                  54.6         56.0
Balanced................. 60% Large Cap Equity, 40% High Quality Bond      1,824.3      1,152.2
Small Cap Equity......... Ibbottson US Small Cap Stock                       239.5        255.7
International Equity..... MSCI EAFE                                          103.1         87.9
Global Equity............ MSCI World                                          46.9         40.6
Real Estate.............. NAREIT                                              31.8         25.1
                                                                          --------     --------
Total                                                                     $4,001.6     $3,135.8
                                                                          ========     ========

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

The reserve roll forwards for the separate accounts as of December 31, 2006 and 2005 are as follows:

                                                                      Guaranteed
                                      Guaranteed     Guaranteed        Minimum
                                    Minimum Death  Minimum Income Withdrawal Benefit
                                    Benefit (GMDB) Benefit (GMIB)       (GMWB)       Totals
                                    -------------- -------------- ------------------ ------
                                                         (in millions)
Balance at January 1, 2006.........     $ 7.8          $(6.3)           $(1.5)       $  --
Incurred guarantee benefits........      (2.7)            --               --         (2.7)
Other reserve changes..............       4.6            8.6              7.9         21.1
                                        -----          -----            -----        -----
Balance at December 31, 2006.......       9.7            2.3              6.4         18.4
Reinsurance recoverable............      (0.2)          (5.5)              --         (5.7)
                                        -----          -----            -----        -----
Net Balance at December 31, 2006...       9.5           (3.2)             6.4         12.7
                                        =====          =====            =====        =====
Balance at January 1, 2005.........       6.2            1.5               --          7.7
Incurred guarantee benefits........      (3.6)            --               --         (3.6)
Other reserve changes..............       5.2            0.4             (1.5)         4.1
                                        -----          -----            -----        -----
Balance at December 31, 2005.......       7.8            1.9             (1.5)         8.2
Reinsurance recoverable............        --           (8.2)              --         (8.2)
                                        -----          -----            -----        -----
Net Balance at December 31, 2005...     $ 7.8          $(6.3)           $(1.5)       $  --
                                        =====          =====            =====        =====

The gross reserves and ceded assets for GMDB and the gross reserve for GMIB are determined using SOP 03-1, where as the ceded asset for GMIB and gross reserve for GMWB was determined in accordance with SFAS 133. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The following assumptions and methodology were used to determine the above amounts at December 31, 2006 and 2005:

    . Data used included 1,000 stochastically generated investment performance scenarios. For SFAS 133 calculations, risk neutral scenarios have been used.

    . Mean return and volatility assumptions have been determined for each of the asset classes noted above.

    . For 2006, annuity mortality was based on 1994 MGDB table multiplied by factors varied by rider types (living benefit/GMDB only) and qualified/non-qualified business. For 2005, annuity mortality was assumed to be 90% of the Annuity 2000 table.

    . Annuity base lapse rates vary by contract type and duration and range from 1 percent to 45 percent, adjusted by in-the-moneyness of guaranteed benefits if applicable.

    .  Partial withdrawal rates are approximately 4% per year.

    . The discount rate is 7.0% (inforce issued before 2004) or 6.4% (inforce issued after 2003) in the SOP 03-1 calculations and for SFAS 133 calculations, 5.24% and 5% for the years ended December 31, 2006 and 2005, respectively.

                JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

Note 13 - Deferred Acquisition Costs and Deferred Sales Inducements

The components of the change in Deferred Acquisition Costs were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $248,817  $191,464
Capitalization.............................................  108,097    81,652
Amortization...............................................  (56,990)  (25,116)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................     (304)      817
                                                            --------  --------
Balance, December 31....................................... $299,620  $248,817
                                                            ========  ========

The components of the change in Deferred Sales Inducements were as follows:

For the year ended December 31,                               2006      2005
-------------------------------                             --------  --------
                                                              (in thousands)
Balance, January 1......................................... $ 30,065  $ 27,153
Capitalization.............................................    6,476     6,999
Amortization...............................................   (4,850)   (4,223)
Effect of net unrealized (losses) gains on
  available-for-sale securities............................      (46)      136
                                                            --------  --------
Balance, December 31....................................... $ 31,645  $ 30,065
                                                            ========  ========

AUDITED FINANCIAL STATEMENTS

John Hancock Life Insurance Company of New York
Separate Account A
December 31, 2006

                 John Hancock Life Insurance Company of New York
                               Separate Account A

                          Audited Financial Statements

                                December 31, 2006

                                    CONTENTS

Audited Financial Statements

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm ...     1
Statement of Assets and Liabilities ..........................................     4
Statement of Operations and Changes in Contract Owners' Equity ...............    15
Notes to Financial Statements ................................................   103

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Contract Owners of
John Hancock Life Insurance Company of New York Separate Account A

We have audited the accompanying statement of assets and liabilities of John Hancock Life Insurance Company of New York Separate Account A, the "Account," comprising respectively the following sub-accounts,

Strategic Opportunities -- A
Strategic Opportunities -- B
Investment Quality Bond -- A
Investment Quality Bond -- B
U.S. Core -- A
U.S. Core -- B
Blue Chip Growth -- A
Blue Chip Growth -- B
Money Market -- A
Money Market -- B
Global Trust -- A
Global Trust -- B
Global Bond -- A
Global Bond -- B
U.S. Government Securities -- A
U.S. Government Securities -- B
Income & Value -- A
Income & Value -- B
Equity-Income -- A
Equity-Income -- B
Strategic Bond -- A
Strategic Bond -- B
All Cap Core -- A
All Cap Core -- B
All Cap Growth -- A
All Cap Growth -- B
International Small Cap -- A
International Small Cap -- B
Pacific Rim -- A
Pacific Rim -- B
Science & Technology -- A
Science & Technology -- B
Emerging Small Company -- A
Emerging Small Company -- B
International Core -- A
International Core -- B
Value -- A
Value -- B
Real Estate Securities -- A
Real Estate Securities -- B
High Yield -- A
High Yield -- B
Lifestyle Aggressive -- A
Lifestyle Aggressive -- B
Lifestyle Growth -- A
Lifestyle Growth -- B
Lifestyle Balanced -- A
Lifestyle Balanced -- B
Lifestyle Moderate -- A
Lifestyle Moderate -- B
Lifestyle Conservative -- A
Lifestyle Conservative -- B
Small Company Value -- A
Small Company Value -- B
International Value -- A
International Value -- B
Total Return -- A
Total Return -- B
U.S. Large Cap -- A
U.S. Large Cap -- B
Mid Cap Stock -- A
Mid Cap Stock -- B
Global Allocation -- A
Global Allocation -- B
Dynamic Growth -- A
Dynamic Growth -- B
Total Stock Market Index -- A
Total Stock Market Index -- B
500 Index -- A
500 Index -- B
Mid-Cap Index -- A
Mid-Cap Index -- B
Small Cap Index -- A
Small Cap Index -- B
Capital Appreciation -- A
Capital Appreciation -- B
Health Sciences -- A
Health Sciences -- B

Financial Services -- A
Financial Services -- B
Quantitative Mid Cap -- A
Quantitative Mid Cap -- B
All Cap Value -- A
All Cap Value -- B
Utilities -- A
Utilities -- B
Mid Cap Value -- A
Mid Cap Value -- B
Fundamental Value -- A
Fundamental Value -- B
Emerging Growth -- B
Natural Resources -- B
Quantitative All Cap -- B
Large Cap Value -- B
Small Cap Opportunities -- A
Small Cap Opportunities -- B
Special Value-- B
Real Return Bond -- B
American International -- B
American Growth -- B
American Blue Chip Income & Growth -- B
American Growth Income -- B
American Bond Fund-- B
American Century Small Company -- B
PIMCO VIT All Asset
LMFC Core Equity -- B
PIM Classic Value -- B
Quantitative Value -- B
US Global Leaders Growth-- A
US Global Leaders Growth-- B
John Hancock Strategic Income B
John Hancock Int'l Eq Index-- A
John Hancock Int'l Eq Index -- B
Active Bond-- A
Active Bond-- B
CGTC Overseas Equity -- B
Independence Investment LLC Small Cap-- B
Marisco International Opportunities-- B
T Rowe Price Mid Value-- B
UBS Large Cap-- B
U.S. High Yield Bond-- B
Wellington Small Cap Growth -- B
Wellington Small Cap Value -- B
Wells Capital Core Bond-- B
Index Allocation-- B
Large Cap Value -- A
Scudder Capital Growth -- B
Scudder Global Discovery -- B
Scudder Growth & Income -- B
Scudder Health Sciences -- B
Scudder International -- B
Scudder Mid Cap Growth -- B
Scudder Blue Chip -- B
Scudder Contrarian Value -- B
Scudder Global Blue Chip -- B
Scudder Government Securities -- B
Scudder High Income -- B
Scudder International Select Equity -- B
Scudder Fixed Income -- B
Scudder Money Market -- B
Scudder Small Cap Growth -- B
Scudder Technology Growth -- B
Scudder Total Return -- B
Scudder Davis Venture Value -- B
Scudder Dreman High Return Equity -- B
Scudder Dreman Small Cap Value -- B
Scudder Janus Growth & Income -- B
Scudder Turner Mid Cap Growth -- B
Scudder Real Estate -- B
Scudder Strategic Income -- B
Scudder Moderate Allocation-- B
Scudder Conservative Allocation-- B
Scudder Growth Allocation-- B
Scudder Bond -- B
Scudder Equity 500 Index -- B
Alger American Balanced -- B
Alger American Leveraged All Cap -- B
Credit Suisse Emerging Markets -- B
Credit Suisse Global Post Venture Capital -- B
Dreyfus Socially Responsible Growth -- B
Dreyfus VIF Mid Cap Stock -- B
AIM VI Utilities -- B
as of December 31, 2006, and the related statements of operations and changes in contract owners' equity for those sub-accounts and for the Large Cap Growth - A, Large Cap Growth - B, Strategic Value - A, Strategic Value - B, Mid Cap Core - B, Scudder Dreman Financial Services - B, Scudder Salomon Aggressive Growth - B, Scudder Janus Growth Opportunities - B, Scudder MFS Strategic - B, Scudder Oak Strategic Equity - B, Scudder Income Allocation - B, Scudder Templeton Foreign Value - B, Scudder Mercury Large Cap Core - B sub-accounts for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of John Hancock Life Insurance Company of New York Separate Account A at December 31, 2006, and the results of their operations and changes in their contract owners' equity for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
April 13, 2007

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                            Strategic          Strategic      Investment Quality  Investment Quality
                                        Opportunities - A  Opportunities - B        Bond A              Bond B        U.S. Core A
                                        -----------------  -----------------  ------------------  ------------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                  $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           -----------         ----------         -----------         -----------     -----------
Total Assets                               $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
NET ASSETS:
Contracts in accumulation                  $25,876,550         $1,588,987         $11,375,357         $26,873,489     $65,910,732
Contracts in payout (annuitization)                                                    19,096                              10,140
                                           -----------         ----------         -----------         -----------     -----------
Total net assets                           $25,876,550         $1,588,987         $11,394,453         $26,873,489     $65,920,872
                                           ===========         ==========         ===========         ===========     ===========
Units outstanding                            1,035,971            119,093             545,376           1,825,924       2,724,668
                                           ===========         ==========         ===========         ===========     ===========
Unit value (in accumulation)               $     24.98         $    13.34         $     20.89         $     14.72     $     24.19
                                           ===========         ==========         ===========         ===========     ===========

                                                      Blue Chip    Blue Chip
                                        U.S. Core B  Growth - A    Growth - B  Money Market - A  Money Market - B
                                        -----------  -----------  -----------  ----------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        -----------  -----------  -----------     -----------       -----------
Total Assets                            $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
NET ASSETS:
Contracts in accumulation               $12,039,251  $45,324,624  $21,092,687     $24,862,905       $33,361,074
Contracts in payout (annuitization)                       74,242                       11,916
                                        -----------  -----------  -----------     -----------       -----------
Total net assets                        $12,039,251  $45,398,866  $21,092,687     $24,874,821       $33,361,074
                                        ===========  ===========  ===========     ===========       ===========
Units outstanding                           841,598    2,287,525    1,373,545       1,593,153         2,653,029
                                        ===========  ===========  ===========     ===========       ===========
Unit value (in accumulation)            $     14.31  $     19.85  $     15.36     $     15.61       $     12.57
                                        ===========  ===========  ===========     ===========       ===========

                                                                                                              U.S. Government
                                        Global Trust - A  Global Trust - B  Global Bond - A  Global Bond - B   Securities - A
                                        ----------------  ----------------  ---------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                  $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           -----------       ----------        ----------      -----------      -----------
Total Assets                               $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========

NET ASSETS:
Contracts in accumulation                  $22,057,165       $4,726,247        $5,851,451      $17,309,561      $19,539,399
Contracts in payout (annuitization)             16,212
                                           -----------       ----------        ----------      -----------      -----------
Total net assets                           $22,073,377       $4,726,247        $5,851,451      $17,309,561      $19,539,399
                                           ===========       ==========        ==========      ===========      ===========
Units outstanding                              722,237          252,152           251,995        1,044,798        1,009,726
                                           ===========       ==========        ==========      ===========      ===========
Unit value (in accumulation)               $     30.56       $    18.74        $    23.22      $     16.57      $     19.35
                                           ===========       ==========        ==========      ===========      ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                        U.S. Government    Income &     Income &      Equity-      Equity-
                                         Securities - B   Value - A    Value - B    Income - A   Income - B
                                        ---------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          -----------    -----------  -----------  -----------  -----------
Total Assets                              $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
NET ASSETS:
Contracts in accumulation                 $10,951,709    $19,373,541  $10,855,361  $65,019,417  $37,726,795
Contracts in payout (annuitization)                           16,779                    38,900
                                          -----------    -----------  -----------  -----------  -----------
Total net assets                          $10,951,709    $19,390,320  $10,855,361  $65,058,317  $37,726,795
                                          ===========    ===========  ===========  ===========  ===========
Units outstanding                             809,227        832,350      695,326    2,087,098    2,176,518
                                          ===========    ===========  ===========  ===========  ===========
Unit value (in accumulation)              $     13.53    $     23.30  $     15.61  $     31.17  $     17.33
                                          ===========    ===========  ===========  ===========  ===========

                                         Strategic    Strategic     All Cap     All Cap     All Cap
                                          Bond - A     Bond - B    Core - A    Core - B    Growth - A
                                        -----------  -----------  ----------  ----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        -----------  -----------  ----------  ----------  -----------
Total Assets                            $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
NET ASSETS:
Contracts in accumulation               $15,541,347  $14,357,015  $9,534,890  $1,341,296  $16,657,204
Contracts in payout (annuitization)                       16,381
                                        -----------  -----------  ----------  ----------  -----------
Total net assets                        $15,541,347  $14,373,396  $9,534,890  $1,341,296  $16,657,204
                                        ===========  ===========  ==========  ==========  ===========
Units outstanding                           757,790      891,732     522,038      72,518    1,006,212
                                        ===========  ===========  ==========  ==========  ===========
Unit value (in accumulation)            $     20.51  $     16.12  $    18.26  $    18.50  $     16.55
                                        ===========  ===========  ==========  ==========  ===========

                                          All Cap   International  International
                                        Growth - B  Small Cap - A  Small Cap - B  Pacific Rim - A  Pacific Rim - B
                                        ----------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ----------    ----------     ----------      ----------       ----------
Total Assets                            $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
NET ASSETS:
Contracts in accumulation               $4,253,303    $8,035,352      6,935,770      $3,134,010       $3,968,537
Contracts in payout (annuitization)                        1,203                          1,000
                                        ----------    ----------     ----------      ----------       ----------
Total net assets                        $4,253,303    $8,036,555     $6,935,770      $3,135,010       $3,968,537
                                        ==========    ==========     ==========      ==========       ==========
Units outstanding                          288,286       360,008        289,674         221,132          186,801
                                        ==========    ==========     ==========      ==========       ==========
Unit value (in accumulation)            $    14.75    $    22.32     $    23.94      $    14.18       $    21.24
                                        ==========    ==========     ==========      ==========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                           Science &       Science &    Emerging Small  Emerging Small  International
                                        Technology - A  Technology - B    Company - A     Company - B      Core - A
                                        --------------  --------------  --------------  --------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          -----------     ----------      ----------      ----------      ----------
Total Assets                              $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation                 $13,900,357     $5,689,348      $5,866,398      $4,966,937      $5,213,015
Contracts in payout (annuitization)            44,646                                                         10,378
                                          -----------     ----------      ----------      ----------      ----------
Total net assets                          $13,945,003     $5,689,348      $5,866,398      $4,966,937      $5,223,393
                                          ===========     ==========      ==========      ==========      ==========
Units outstanding                           1,476,977        413,029         379,283         334,932         307,959
                                          ===========     ==========      ==========      ==========      ==========
Unit value (in accumulation)              $      9.44     $    13.77      $    15.47      $    14.83      $    16.96
                                          ===========     ==========      ==========      ==========      ==========

                                        International                             Real Estate     Real Estate
                                           Core - B     Value - A    Value - B  Securities - A  Securities - B
                                        -------------  -----------  ----------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ----------   -----------  ----------    -----------     -----------
Total Assets                              $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation                 $3,122,997   $12,453,627  $4,785,628    $11,131,624     $15,580,397
Contracts in payout (annuitization)                          4,569                      6,519
                                          ----------   -----------  ----------    -----------     -----------
Total net assets                          $3,122,997   $12,458,196  $4,785,628    $11,138,143     $15,580,397
                                          ==========   ===========  ==========    ===========     ===========
Units outstanding                            159,184       471,644     249,611        296,380         503,126
                                          ==========   ===========  ==========    ===========     ===========
Unit value (in accumulation)              $    19.62   $     26.41  $    19.17    $     37.58     $     30.97
                                          ==========   ===========  ==========    ===========     ===========

                                           High        High         Lifestyle       Lifestyle     Lifestyle
                                         Yield - A   Yield - B   Aggressive - A  Aggressive - B   Growth - A
                                        ----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ----------  -----------    ----------    -----------     -----------
Total Assets                            $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
NET ASSETS:
Contracts in accumulation               $8,964,151  $11,887,898    $5,389,730    $58,043,905     $34,748,092
Contracts in payout (annuitization)          9,623        4,807
                                        ----------  -----------    ----------    -----------     -----------
Total net assets                        $8,973,774  $11,892,705    $5,389,730    $58,043,905     $34,748,092
                                        ==========  ===========    ==========    ===========     ===========
Units outstanding                          576,074      693,917       319,879      3,105,824       1,922,170
                                        ==========  ===========    ==========    ===========     ===========
Unit value (in accumulation)            $    15.58  $     17.14    $    16.85    $     18.69     $     18.08
                                        ==========  ===========    ==========    ===========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Lifestyle     Lifestyle     Lifestyle    Life style    Lifestyle
                                         Growth - B   Balanced - A  Balanced - B  Moderate - A  Moderate - B
                                        ------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                               $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ------------   -----------  ------------   -----------  ------------
Total Assets                            $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
NET ASSETS:
Contracts in accumulation               $706,904,310   $56,026,307  $636,830,827   $27,295,247  $171,943,264
Contracts in payout (annuitization)          164,447        45,060
                                        ------------   -----------  ------------   -----------  ------------
Total net assets                        $707,068,757   $56,071,367  $636,830,827   $27,295,247  $171,943,264
                                        ============   ===========  ============   ===========  ============
Units outstanding                         39,974,250     2,968,742    36,438,509     1,516,621    10,417,109
                                        ============   ===========  ============   ===========  ============
Unit value (in accumulation)            $      17.69   $     18.89  $      17.48   $     18.00  $      16.51
                                        ============   ===========  ============   ===========  ============

                                           Lifestyle          Lifestyle     Small Company  Small Company  International
                                        Conservative - A  Conservative - B    Value - A      Value - B      Value - A
                                        ----------------  ----------------  -------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           -----------       -----------     -----------    -----------    -----------
Total Assets                               $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
NET ASSETS:
Contracts in accumulation                  $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,985,669
Contracts in payout (annuitization)                                                                               3,878
                                           -----------       -----------     -----------    -----------    -----------
Total net assets                           $15,451,134       $69,236,484     $11,305,636    $22,490,017    $19,989,547
                                           ===========       ===========     ===========    ===========    ===========
Units outstanding                              855,575         4,437,341         468,226      1,133,762        988,293
                                           ===========       ===========     ===========    ===========    ===========
Unit value (in accumulation)               $     18.06       $     15.60     $     24.15    $     19.84    $     20.23
                                           ===========       ===========     ===========    ===========    ===========

                                        International
                                          Value - B    Total Return - A  Total Return - B  U.S. Large Cap - A  U.S. Large Cap - B
                                        -------------  ----------------  ----------------  ------------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         -----------      -----------       -----------        -----------         -----------
Total Assets                             $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
NET ASSETS:
Contracts in accumulation                $23,439,980      $29,442,725       $31,877,437        $14,499,019         $12,561,262
Contracts in payout (annuitization)                            33,671
                                         -----------      -----------       -----------        -----------         -----------
Total net assets                         $23,439,980      $29,476,396       $31,877,437        $14,499,019         $12,561,262
                                         ===========      ===========       ===========        ===========         ===========
Units outstanding                          1,023,166        1,760,340         2,196,259            977,700             784,347
                                         ===========      ===========       ===========        ===========         ===========
Unit value (in accumulation)             $     22.91      $     16.74       $     14.51        $     14.83         $     16.01
                                         ===========      ===========       ===========        ===========         ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                          Mid Cap      Mid Cap        Global          Global        Dynamic
                                         Stock - A    Stock - B   Allocation - A  Allocation - B  Growth - A
                                        -----------  -----------  --------------  --------------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        -----------  -----------    ----------     -----------     ----------
Total Assets                            $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
NET ASSETS:
Contracts in accumulation               $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
Contracts in payout (annuitization)
                                        -----------  -----------    ----------     -----------     ----------
Total net assets                        $19,508,037  $20,874,772    $2,640,763     $17,185,220     $4,168,025
                                        ===========  ===========    ==========     ===========     ==========
Units outstanding                         1,177,671    1,015,920       210,352       1,089,529        716,782
                                        ===========  ===========    ==========     ===========     ==========
Unit value (in accumulation)            $     16.56  $     20.55    $    12.55     $     15.77     $     5.81
                                        ===========  ===========    ==========     ===========     ==========

                                                     Total Stock  Total Stock
                                          Dynamic   Market Index  Market Index
                                        Growth - B       A              B       500 Index - A  500 Index - B
                                        ----------  ------------  ------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ----------   ----------    ----------    ----------     -----------
Total Assets                            $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
Contracts in payout (annuitization)
                                        ----------   ----------    ----------    ----------     -----------
Total net assets                        $2,795,510   $1,820,509    $7,113,974    $8,946,418     $18,635,642
                                        ==========   ==========    ==========    ==========     ===========
Units outstanding                          168,083      142,866       423,681       752,204       1,168,020
                                        ==========   ==========    ==========    ==========     ===========
Unit value (in accumulation)            $    16.63   $    12.74    $    16.79    $    11.89     $     15.95
                                        ==========   ==========    ==========    ==========     ===========

                                          Mid Cap     Mid Cap     Small Cap    Small Cap       Capital
                                        Index - A    Index - B    Index - A    Index - B  Appreciation - A
                                        ----------  -----------  -----------  ----------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ----------  -----------   ----------  ----------     -----------
Total Assets                            $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
NET ASSETS:
Contracts in accumulation               $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
Contracts in payout (annuitization)
                                        ----------  -----------   ----------  ----------     -----------
Total net assets                        $2,584,111  $10,240,430   $1,515,233  $6,336,060     $13,948,542
                                        ==========  ===========   ==========  ==========     ===========
Units outstanding                          133,983      573,750       85,006     341,731       1,496,412
                                        ==========  ===========   ==========  ==========     ===========
Unit value (in accumulation)            $    19.29  $     17.85   $    17.83  $    18.54     $      9.32
                                        ==========  ===========   ==========  ==========     ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                             Capital         Health        Health       Financial     Financial
                                        Appreciation - B  Sciences - A  Sciences - B  Services - A  Services - B
                                        ----------------  ------------  ------------  ------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           -----------     ----------    ----------    ----------     ----------
Total Assets                               $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
NET ASSETS:
Contracts in accumulation                  $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
Contracts in payout (annuitization)
                                           -----------     ----------    ----------    ----------     ----------
Total net assets                           $12,653,702     $4,022,386    $8,396,603    $3,472,031     $5,827,535
                                           ===========     ==========    ==========    ==========     ==========
Units outstanding                              868,259        233,208       451,917       199,320        309,288
                                           ===========     ==========    ==========    ==========     ==========
Unit value (in accumulation)               $     14.57     $    17.25    $    18.58    $    17.42     $    18.84
                                           ===========     ==========    ==========    ==========     ==========

                                        Quantitative Mid  Quantitative Mid    All Cap     All Cap
                                             Cap - A          Cap - B        Value - A   Value - B  Utilities - A
                                        ----------------  ----------------  ----------  ----------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            --------         ----------     ----------  ----------    ----------
Total Assets                                $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
NET ASSETS:
Contracts in accumulation                   $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
Contracts in payout (annuitization)
                                            --------         ----------     ----------  ----------    ----------
Total net assets                            $473,133         $1,111,143     $3,882,934  $8,774,689    $5,351,150
                                            ========         ==========     ==========  ==========    ==========
Units outstanding                             33,937             62,862        242,555     514,050       307,337
                                            ========         ==========     ==========  ==========    ==========
Unit value (in accumulation)                $  13.94         $    17.68     $    16.01  $    17.07    $    17.41
                                            ========         ==========     ==========  ==========    ==========

                                                         Mid Cap      Mid Cap    Fundamental  Fundamental
                                        Utilities - B   Value - A    Value - B    Value - A    Value - B
                                        -------------  -----------  -----------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                                 $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ----------   -----------  -----------   ----------  -----------
Total Assets                              $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
NET ASSETS:
Contracts in accumulation                 $7,562,389   $10,431,335  $24,092,484   $9,076,447  $36,931,857
Contracts in payout (annuitization)                         19,006
                                          ----------   -----------  -----------   ----------  -----------
Total net assets                          $7,562,389   $10,450,341  $24,092,484   $9,076,447  $36,931,857
                                          ==========   ===========  ===========   ==========  ===========
Units outstanding                            284,084       513,445    1,254,692      560,424    2,101,067
                                          ==========   ===========  ===========   ==========  ===========
Unit value (in accumulation)              $    26.62   $     20.35  $     19.20   $    16.20  $     17.58
                                          ==========   ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Emerging      Natural     Quantitative   Large Cap     Small Cap
                                        Growth - B  Resources - B   All Cap - B  Value - B   Opportunities A
                                        ----------  -------------  ------------  ----------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ----------   -----------     --------    ----------     ----------
Total Assets                            $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
NET ASSETS:
Contracts in accumulation               $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
Contracts in payout (annuitization)
                                        ----------   -----------     --------    ----------     ----------
Total net assets                        $1,425,855   $14,263,906     $524,053    $8,694,438     $3,977,136
                                        ==========   ===========     ========    ==========     ==========
Units outstanding                           72,550       389,272       24,965       356,215        161,169
                                        ==========   ===========     ========    ==========     ==========
Unit value (in accumulation)            $    19.65   $     36.64     $  20.99    $    24.41     $    24.68
                                        ==========   ===========     ========    ==========     ==========

                                            Small Cap                         Real Return       American        American
                                        Opportunities - B  Special Value - B    Bond - B   International - B   Growth - B
                                        -----------------  -----------------  -----------  -----------------  ------------
ASSETS
Investments in shares of portfolios at
   value:                                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ----------          --------      -----------     -----------     ------------
Total Assets                                $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
NET ASSETS:
Contracts in accumulation                   $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
Contracts in payout (annuitization)
                                            ----------          --------      -----------     -----------     ------------
Total net assets                            $8,806,545          $734,563      $10,855,118     $94,938,637     $160,868,508
                                            ==========          ========      ===========     ===========     ============
Units outstanding                              359,558            35,319          796,645       3,719,089        7,987,934
                                            ==========          ========      ===========     ===========     ============
Unit value (in accumulation)                $    24.49          $  20.80      $     13.63     $     25.53     $      20.14
                                            ==========          ========      ===========     ===========     ============

                                         American Blue Chip       American        American   American Century-   PIMCO VIT
                                        Income & Growth - B  Growth-Income - B    Bond - B    Small Company      All Asset
                                        -------------------  -----------------  -----------  -----------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            -----------         ------------    -----------      --------       ----------
Total Assets                                $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
NET ASSETS:

Contracts in accumulation                   $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
Contracts in payout (annuitization)
                                            -----------         ------------    -----------      --------       ----------
Total net assets                            $20,894,226         $142,470,165    $74,051,885      $279,833       $4,791,554
                                            ===========         ============    ===========      ========       ==========
Units outstanding                             1,055,102            7,484,418      5,696,893        17,140          322,832
                                            ===========         ============    ===========      ========       ==========
Unit value (in accumulation)                $     19.80         $      19.04    $     13.00      $  16.33       $    14.84
                                            ===========         ============    ===========      ========       ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                                               U.S. Global  U.S. Global
                                        LMFC Core   PIM Classic  Quantitative    Leaders      Leaders
                                        Equity - B   Value - B     Value - B    Growth - A   Growth - B
                                        ----------  -----------  ------------  -----------  -----------
ASSETS
Investments in shares of portfolios at
   value:                               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ----------  ----------     --------     ----------   ----------
Total Assets                            $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
NET ASSETS:
Contracts in accumulation               $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
Contracts in payout (annuitization)
                                        ----------  ----------     --------     ----------   ----------
Total net assets                        $6,529,884  $2,389,001     $191,308     $1,543,647   $3,911,188
                                        ==========  ==========     ========     ==========   ==========
Units outstanding                          425,444     142,588       10,319        119,228      301,704
                                        ==========  ==========     ========     ==========   ==========
Unit value (in accumulation)            $    15.35  $    16.75     $  18.54     $    12.95   $    12.96
                                        ==========  ==========     ========     ==========   ==========

                                                       John Hancock  John Hancock
                                        John Hancock  International  International
                                          Strategic       Equity         Equity
                                         Income - B     Index - A      Index - B    Active Bond - A  Active Bond - B
                                        ------------  -------------  -------------  ---------------  ---------------
ASSETS
Investments in shares of portfolios at
   value:                                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ----------     ----------     ----------      ----------      -----------
Total Assets                             $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
NET ASSETS:
Contracts in accumulation                $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
Contracts in payout (annuitization)
                                         ----------     ----------     ----------      ----------      -----------
Total net assets                         $2,243,582     $1,708,421     $4,102,152      $8,599,561      $63,915,334
                                         ==========     ==========     ==========      ==========      ===========
Units outstanding                           162,655         82,188        198,515         665,775        4,967,587
                                         ==========     ==========     ==========      ==========      ===========
Unit value (in accumulation)             $    13.79     $    20.79     $    20.66      $    12.92      $     12.87
                                         ==========     ==========     ==========      ==========      ===========

                                                        Independence        Marisco
                                        CGTC Overseas  Investment LLC    International     T Rowe Price  UBS Large
                                          Equity - B    Small Cap - B  Opportunities - B  Mid Value - B   Cap - B
                                        -------------  --------------  -----------------  -------------  ---------
ASSETS
Investments in shares of portfolios at
   value:                                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           --------        -------         ----------       ----------    --------
Total Assets                               $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
NET ASSETS:
Contracts in accumulation                  $820,248        $71,548         $3,092,105       $1,147,048    $149,863
Contracts in payout (annuitization)
                                           --------        -------         ----------       ----------    --------
Total net assets                           $820,248        $71,548         $3,092,105       $1,147,048    $149,863
                                           ========        =======         ==========       ==========    ========
Units outstanding                            45,990          4,787            165,812           69,509       9,655
                                           ========        =======         ==========       ==========    ========
Unit value (in accumulation)               $  17.84        $ 14.95         $    18.65       $    16.50    $  15.52
                                           ========        =======         ==========       ==========    ========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                                   Wellington  Wellington
                                        U.S. High   Small Cap   Small Cap  Wells Capital       Index
                                        Yield - B  Growth - B  Value - B    Core Bond B   Allocation - B
                                        ---------  ----------  ----------  -------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         --------  ----------  ----------     --------      -----------
Total Assets                             $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
NET ASSETS:
Contracts in accumulation                $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
Contracts in payout (annuitization)
                                         --------  ----------  ----------     --------      -----------
Total net assets                         $286,200  $1,272,844  $2,179,610     $210,742      $13,000,554
                                         ========  ==========  ==========     ========      ===========
Units outstanding                          20,699      72,325     131,783       16,571          967,096
                                         ========  ==========  ==========     ========      ===========
Unit value (in accumulation)             $  13.83  $    17.60  $    16.54     $  12.72      $     13.44
                                         ========  ==========  ==========     ========      ===========

                                         Large Cap  Scudder Capital  Scudder Global  Scudder Growth  Scudder Health
                                         Value - A     Growth - B     Discovery - B   & Income - B    Sciences - B
                                        ----------  ---------------  --------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ----------     ----------      ----------      ----------      ----------
Total Assets                            $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
NET ASSETS:
Contracts in accumulation               $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
Contracts in payout (annuitization)
                                        ----------     ----------      ----------      ----------      ----------
Total net assets                        $2,993,004     $7,913,455      $3,038,614      $4,286,788      $2,626,140
                                        ==========     ==========      ==========      ==========      ==========
Units outstanding                          122,803        386,234          85,703         200,836         129,423
                                        ==========     ==========      ==========      ==========      ==========
Unit value (in accumulation)            $    24.37     $    20.49      $    35.46      $    21.34      $    20.29
                                        ==========     ==========      ==========      ==========      ==========

                                                                                                          Scudder Global
                                             Scudder       Scudder Mid Cap  Scudder Blue      Scudder          Blue
                                        International - B     Growth - B      Chip - B    Contrarian - B     Chip - B
                                        -----------------  ---------------  ------------  --------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ----------        ----------     ----------     ----------      ----------
Total Assets                                $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
NET ASSETS:
Contracts in accumulation                   $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
Contracts in payout (annuitization)
                                            ----------        ----------     ----------     ----------      ----------
Total net assets                            $4,877,661        $1,659,543     $4,532,688     $4,743,244      $1,907,609
                                            ==========        ==========     ==========     ==========      ==========
Units outstanding                              181,134            68,644        193,560        212,865          63,735
                                            ==========        ==========     ==========     ==========      ==========
Unit value (in  accumulation)               $    26.93        $    24.18     $    23.42     $    22.28      $    29.93
                                            ==========        ==========     ==========     ==========      ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                            Scudder                        Scudder
                                          Government    Scudder High    International    Scudder Fixed  Scudder Money
                                        Securities - B   Income - B   Select Equity - B    Income - B     Market - B
                                        --------------  ------------  -----------------  -------------  -------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ----------     ----------       ----------       ----------     ----------
Total Assets                              $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
NET ASSETS:
Contracts in accumulation                 $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
Contracts in payout (annuitization)
                                          ----------     ----------       ----------       ----------     ----------
Total net assets                          $3,118,524     $3,554,882       $3,733,980       $7,540,078     $3,172,913
                                          ==========     ==========       ==========       ==========     ==========
Units outstanding                            236,424        180,158          135,351          550,105        252,661
                                          ==========     ==========       ==========       ==========     ==========
Unit value (in accumulation)              $    13.19     $    19.73       $    27.59       $    13.71     $    12.56
                                          ==========     ==========       ==========       ==========     ==========

                                        Scudder Small    Scudder                  Scudder Davis    Scudder Dreman
                                             Cap       Technology  Scudder Total     Venture            High
                                          Growth - B   Growth - B  Return - B       Value - B    Return Equity - B
                                        -------------  ----------  -------------  -------------  -----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ----------   ----------    ----------     ----------      -----------
Total Assets                              $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
NET ASSETS:

Contracts in accumulation                 $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
Contracts in payout (annuitization)
                                          ----------   ----------    ----------     ----------      -----------
Total net assets                          $3,204,814   $1,573,653    $2,592,613     $7,462,622      $13,598,912
                                          ==========   ==========    ==========     ==========      ===========
Units outstanding                            146,523       69,450       146,794        313,853          524,163
                                          ==========   ==========    ==========     ==========      ===========
Unit value (in accumulation)              $    21.87   $    22.66    $    17.66     $    23.78      $     25.94
                                          ==========   ==========    ==========     ==========      ===========

                                           Scudder     Scudder Janus   Scudder Turner                  Scudder
                                         Dreman Small     Growth &        Mid Cap      Scudder Real  Strategic
                                        Cap Value - B    Income - B   Growth - B (20)   Estate - B   Income - B
                                        -------------  -------------  ---------------  ------------  ----------
ASSETS
Investments in shares of portfolios at
   value:                                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ----------     ----------      ----------     ----------   ----------
Total Assets                              $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
NET ASSETS:

Contracts in accumulation                 $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
Contracts in payout (annuitization)
                                          ----------     ----------      ----------     ----------   ----------
Total net assets                          $6,209,295     $2,177,259      $2,514,672     $5,127,427   $2,498,289
                                          ==========     ==========      ==========     ==========   ==========
Units outstanding                            199,185        102,729          99,209        176,423      171,984
                                          ==========     ==========      ==========     ==========   ==========
Unit value (in accumulation)              $    31.17     $    21.19      $    25.35     $    29.06   $    14.53
                                          ==========     ==========      ==========     ==========   ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                STATEMENT OF ASSETS AND LIABILITIES - (CONTINUED)
                                DECEMBER 31, 2006

                                         Scudde Modera  Scudder Conservative  Scudder Growth                    Scudder Equity 500
                                        Allocation - B      Allocation - B    Allocation - B  Scudder Bond - B      Index - B
                                        --------------  --------------------  --------------  ----------------  ------------------
ASSETS
Investments in shares of portfolios at
   value:                                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ----------         ----------         -----------      --------           ----------
Total Assets                              26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
NET ASSETS:
Contracts in accumulation                 26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
Contracts in payout (annuitization)
                                          ----------         ----------         -----------      --------           ----------
Total net assets                          26,278,906         $9,026,528         $35,349,837      $507,024           $8,244,994
                                          ==========         ==========         ===========      ========           ==========
Units outstanding                          1,729,500            620,609           2,231,087        39,469              372,391
                                          ==========         ==========         ===========      ========           ==========
Unit value (in accumulation)              $    15.19         $    14.54         $     15.84      $  12.85           $    22.14
                                          ==========         ==========         ===========      ========           ==========

                                                        Alger American  Credit Suisse  Credit Suisse Global  Dreyfus Socially
                                        Alger American    Leveraged       Emerging         Post Venture        Responsible
                                         Balanced - B    Cap  All - B    Markets - B       Capital - B         Growth - B
                                        --------------  --------------  -------------  --------------------  ----------------
ASSETS
Investments in shares of portfolios at
   value:                                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ----------      -----------    -----------          --------           --------
Total Assets                              $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
NET ASSETS:
Contracts in accumulation                 $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
Contracts in payout (annuitization)
                                          ----------      -----------    -----------          --------           --------
Total net assets                          $3,689,737      $ 1,697,665    $ 2,016,715          $467,199           $302,623
                                          ==========      ===========    ===========          ========           ========
Units outstanding                         $  219,460           72,889         53,280            16,017             15,642
                                          ==========      ===========    ===========          ========           ========
Unit value (in accumulation)              $    16.81      $     23.29    $     37.85          $  29.17           $  19.35
                                          ==========      ===========    ===========          ========           ========

                                        Dreyfus VIF  Mid Cap
                                             Stock - B        AIM VI Utilities - B      Total
                                        --------------------  --------------------  --------------
ASSETS
Investments in shares of portfolios at
   value:                                    $5,134,681           $1,592,451        $3,763,342,289
                                             ----------           ----------        --------------
Total Assets                                 $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
NET ASSETS:
Contracts in accumulation                    $5,134,681           $1,592,451        $3,762,789,816
Contracts in payout (annuitization)          $                                             552,473
                                             ----------           ----------        --------------
Total net assets                             $5,134,681           $1,592,451        $3,763,342,289
                                             ==========           ==========        ==============
Units outstanding                            $  224,468               58,181           211,722,434
                                             ==========           ==========        ==============
Unit value (in accumulation)                 $    22.87           $    27.37        $        17.77
                                             ==========           ==========        ==============

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
          STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      -------------------------------------------------
                                                              Strategic                 Strategic
                                                           Opportunities- A         Opportunities- B
                                                      -------------------------  ----------------------
                                                          2006         2005         2006        2005
                                                      -----------  ------------  ----------  ----------
Income:
   Dividends                                          $     3,307  $   133,746   $       --  $    4,099
Expenses:
   Mortality and expense risk and administration
   charges                                                400,314       431,557      24,460      24,314
                                                      -----------  ------------  ----------  ----------
Net investment income (loss)                             (397,007)     (297,811)    (24,460)    (20,215)
Net realized gain (loss)                               (2,708,729)   (4,714,536)    121,697      80,205
Unrealized appreciation (depreciation) during the
period                                                  5,859,222     7,218,004      57,082      70,484
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,753,486     2,205,657     154,319     130,474
Changes from principal transactions:
   Purchase payments                                      135,994       176,638     121,839      83,550
   Transfers between sub-accounts and the
   company                                             (1,965,543)   (1,644,159)    (52,062)    (56,364)
   Withdrawals                                         (4,133,018)   (4,743,472)   (288,754)    (89,219)
   Annual contract fee                                    (18,809)      (20,945)     (5,052)     (5,249)
                                                      -----------  ------------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,981,376)   (6,231,938)   (224,029)    (67,282)
                                                      -----------  ------------  ----------  ----------
Total increase (decrease) in contract owners' equity   (3,227,890)   (4,026,281)    (69,710)     63,192
Contract owners' equity at beginning of period         29,104,440   33,130,721    1,658,697   1,595,505
                                                      -----------  ------------  ----------  ----------
Contract owners' equity at end of period              $25,876,550  $29,104,440   $1,588,987  $1,658,697
                                                      ===========  ============  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Investment Quality        Investment Quality
                                                               Bond-A                    Bond-B
                                                      ------------------------- ------------------------
                                                         2006          2005        2006          2005
                                                      -----------  -----------  ----------  ------------
Income:
   Dividends                                          $   786,622  $   911,979  $ 1,256,389  $   367,207
Expenses:
   Mortality and expense risk and administration
   charges                                                191,960      239,369      370,548      156,317
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              594,662      672,610      885,841      210,890
Net realized gain (loss)                                  (64,491)     117,725     (289,583)     (45,972)
Unrealized appreciation (depreciation) during the
period                                                   (324,384)    (686,326)    (153,022)    (126,136)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           205,787      104,009      443,236       38,782
Changes from principal transactions:
   Purchase payments                                       69,990       19,055    8,556,306    9,271,994
   Transfers between sub-accounts and the
   company                                               (353,482)    (772,202)   2,236,077    1,259,426
   Withdrawals                                         (2,225,802)  (2,667,910)  (1,350,366)    (783,094)
   Annual contract fee                                     (5,816)      (6,848)     (18,615)     (12,328)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,515,110)  (3,427,905)   9,423,402    9,735,998
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,309,323)  (3,323,896)   9,866,638    9,774,780
Contract owners' equity at beginning of period         13,703,776   17,027,672   17,006,851    7,232,071
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,394,453  $13,703,776  $26,873,489  $17,006,851
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                           U.S. Core - A (1)           U.S. Core - B (1)
                                                      --------------------------  -------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  9,198,975  $  3,098,239  $ 1,510,631  $   497,345
Expenses:
   Mortality and expense risk and administration
   charges                                               1,016,164     1,249,156      194,586      243,518
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                             8,182,811     1,849,083    1,316,045      253,827
Net realized gain (loss)                                (5,852,206)   (6,517,241)     512,294      940,101
Unrealized appreciation (depreciation) during the
period                                                   2,549,706     4,929,380     (977,652)  (1,153,758)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          4,880,311       261,222      850,687       40,170
Changes from principal transactions:
   Purchase payments                                       557,071       540,933      383,179      726,830
   Transfers between sub-accounts and the
   company                                              (3,722,485)   (6,884,561)  (2,361,116)  (1,726,620)
   Withdrawals                                         (11,545,316)  (13,210,155)  (1,153,353)  (1,019,244)
   Annual contract fee                                     (42,625)      (53,676)     (27,701)     (36,719)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (14,753,355)  (19,607,459)  (3,158,991)  (2,055,753)
                                                      -----------   -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (9,873,044)  (19,346,237)  (2,308,304)  (2,015,583)

Contract owners' equity at beginning of period          75,793,916    95,140,153   14,347,555   16,363,138
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $ 65,920,872  $ 75,793,916  $12,039,251  $14,347,555
                                                      ============  ============  ===========  ===========

(1) On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                         Blue Chip Growth- A        Blue Chip Growth- B
                                                      -------------------------  ------------------------
                                                          2006          2005         2006        2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $   100,180  $    223,479  $     7,096  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                692,848       790,145      330,255      292,134
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                             (592,668)     (566,666)    (323,159)    (292,134)
Net realized gain (loss)                                 (771,782)   (1,814,466)   1,117,163      616,879
Unrealized appreciation (depreciation) during the
period                                                  4,849,621     4,263,555      724,698      561,605
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,485,171     1,882,423    1,518,702      886,350
Changes from principal transactions:
   Purchase payments                                      447,640       352,740    1,488,206    5,386,270
   Transfers between sub-accounts and the
   company                                             (2,001,130)   (3,716,010)  (1,244,572)    (125,938)
   Withdrawals                                         (7,723,488)   (7,214,574)  (1,886,091)    (563,694)
   Annual contract fee                                    (28,795)      (33,759)     (36,756)     (31,901)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,305,773)  (10,611,603)  (1,679,213)   4,664,737
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,820,602)   (8,729,180)    (160,511)   5,551,087
Contract owners' equity at beginning of period         51,219,468    59,948,648   21,253,198   15,702,111
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $45,398,866  $ 51,219,468  $21,092,687  $21,253,198
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY- (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Money Market- A              Money Market- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      ------------ -----------  -----------  -----------
Income:
   Dividends                                          $ 1,271,165  $   722,403  $ 1,303,975  $   513,522
Expenses:
   Mortality and expense risk and administration
   charges                                                447,589      423,826      507,287      347,456
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              823,576      298,577      796,688      166,066
Net realized gain (loss)                                     (856)    (157,668)     (15,011)     151,156
Unrealized appreciation (depreciation) during the
period                                                          0            0            0            0
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           822,720      140,909      781,677       317,222
Changes from principal transactions:
   Purchase payments                                    1,091,589      783,956    7,581,160    6,023,309
   Transfers between sub-accounts and the
   company                                             (6,233,891)   3,701,684   11,594,710      876,816
   Withdrawals                                           (684,001)  (4,550,729)  (7,561,269)  (5,682,075)
   Annual contract fee                                    (18,346)     (16,225)     (55,615)     (51,214)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,844,649)     (81,314)  11,558,986    1,166,836
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (5,021,929)      59,595   12,340,663    1,484,058
Contract owners' equity at beginning of period         29,896,750   29,837,155   21,020,411   19,536,353
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $24,874,821  $29,896,750  $33,361,074  $21,020,411
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Global Trust- A (2)      Global Trust- B (2)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   290,111  $   314,018  $   48,207  $   35,881
Expenses:
   Mortality and expense risk and administration
   charges                                                309,808      337,487      67,306      49,691
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (19,697)     (23,469)    (19,099)    (13,810)
Net realized gain (loss)                                  291,383   (1,214,468)    177,777     139,434
Unrealized appreciation (depreciation) during the
period                                                  3,432,914    3,273,900     570,776     182,069
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         3,704,600    2,035,963     729,454     307,693
Changes from principal transactions:
   Purchase payments                                       84,395      131,528     331,707     381,992
   Transfers between sub-accounts and the
   company                                               (402,013)    (675,702)    (32,401)  1,000,125
   Withdrawals                                         (2,867,350)  (6,044,411)   (128,590)   (111,747)
   Annual contract fee                                    (13,171)     (14,211)    (13,181)     (9,676)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,198,139)  (6,602,796)    157,535   1,260,694
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      506,461   (4,566,833)    886,989   1,568,387
Contract owners' equity at beginning of period         21,566,916   26,133,749   3,839,258   2,270,871
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $22,073,377  $21,566,916  $4,726,247  $3,839,258
                                                      ===========  ===========  ==========  ==========

(2) On May 1, 2006, the Global Equity sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                           Global Bond- A            Global Bond- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   77,389   $  386,525   $   149,501  $   417,351
Expenses:
   Mortality and expense risk and administration
   charges                                                90,132      102,611       211,561      141,124
                                                      ----------   ----------   -----------  -----------
Net investment income (loss)                             (12,743)     283,914       (62,060)     276,227
Net realized gain (loss)                                  71,233      118,004        (9,680)      75,621
Unrealized appreciation (depreciation) during the
period                                                   154,768     (973,363)      484,854   (1,093,236)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          213,258     (571,445)      413,114     (741,388)
Changes from principal transactions:
   Purchase payments                                      15,399       40,389     4,774,187    2,833,616
   Transfers between sub-accounts and the
   company                                                81,480      446,490     2,441,238      403,235
   Withdrawals                                          (783,135)    (843,093)     (560,821)    (326,660)
   Annual contract fee                                    (3,363)      (3,809)      (15,520)     (14,303)
                                                      ----------   ----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (689,619)    (360,023)    6,639,084    2,895,888
                                                      ----------   ----------   -----------  -----------
Total increase (decrease) in contract owners' equity    (476,361)    (931,468)    7,052,198    2,154,500
Contract owners' equity at beginning of period         6,327,812    7,259,280    10,257,363    8,102,863
                                                      ----------   ----------   -----------  -----------
Contract owners' equity at end of period              $5,851,451   $6,327,812   $17,309,561  $10,257,363
                                                      ==========   ==========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ----------------------------------------------------------
                                                      U.S. Government Securities-A  U.S. Government Securities-B
                                                      ----------------------------  ----------------------------
                                                            2006         2005             2006         2005
                                                        -----------  -----------      -----------  -----------
Income:
   Dividends                                            $ 1,062,392  $   948,285      $   594,087  $   460,965
Expenses:
   Mortality and expense risk and administration
   charges                                                  332,964      395,776          212,424      240,834
                                                        -----------  -----------      -----------  -----------
Net investment income (loss)                                729,428      552,509          381,663      220,131
Net realized gain (loss)                                   (192,707)    (159,373)        (185,571)     (88,048)
Unrealized appreciation (depreciation) during the
period                                                       73,234     (396,915)         137,648     (141,987)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                             609,955       (3,779)         333,740       (9,904)
Changes from principal transactions:
   Purchase payments                                        135,557      248,583          523,225      704,179
   Transfers between sub-accounts and the
   company                                                 (912,037)  (1,956,645)      (1,019,960)  (1,350,039)
   Withdrawals                                           (3,081,280)  (3,762,882)      (2,053,816)    (889,150)
   Annual contract fee                                       (7,573)      (9,937)         (19,891)     (23,183)
                                                        -----------  -----------      -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (3,865,333)  (5,480,881)      (2,570,442)  (1,558,193)
                                                        -----------  -----------      -----------  -----------
Total increase (decrease) in contract owners' equity     (3,255,378)  (5,484,660)      (2,236,702)  (1,568,097)
Contract owners' equity at beginning of period           22,794,777   28,279,437       13,188,411   14,756,508
                                                        -----------  -----------      -----------  -----------
Contract owners' equity at end of period                $19,539,399  $22,794,777      $10,951,709  $13,188,411
                                                        ===========  ===========      ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                         Income & Value- A          Income & Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   420,959  $   387,895  $   197,808  $   151,823
Expenses:
   Mortality and expense risk and administration
   charges                                                300,022      335,274      175,021      164,485
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              120,937       52,621       22,787      (12,662)
Net realized gain (loss)                                  483,238     (314,934)     423,489      261,408
Unrealized appreciation (depreciation) during the
period                                                    753,849    1,003,673      255,973       98,435
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,358,024      741,360      702,249      347,181
Changes from principal transactions:
   Purchase payments                                      221,303       93,661      581,860      669,212
   Transfers between sub-accounts and the
   company                                               (158,180)  (1,232,708)    (403,628)      76,800
   Withdrawals                                         (3,627,008)  (3,288,229)    (804,844)    (234,066)
   Annual contract fee                                    (12,217)     (14,024)     (34,864)     (31,018)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,576,102)  (4,441,300)    (661,476)     480,928
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (2,218,078)  (3,699,940)      40,773      828,109
Contract owners' equity at beginning of period         21,608,398   25,308,338   10,814,588    9,986,479
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,390,320  $21,608,398  $10,855,361  $10,814,588
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Large Cap Growth- A (3)    Large Cap Growth- B (3)
                                                      ----------------------------------------------------
                                                          2006          2005         2006          2005
                                                      ------------  -----------  ------------  -----------
Income:
   Dividends                                          $     57,780  $   130,806  $     16,375  $    73,944
Expenses:
   Mortality and expense risk and administration
   charges                                                  76,660      259,241        63,833      205,957
                                                      ------------  -----------  ------------  -----------
Net investment income (loss)                               (18,880)    (128,435)      (47,458)    (132,013)
Net realized gain (loss)                                   593,464     (909,418)    1,587,609      565,104
Unrealized appreciation (depreciation) during the
period                                                    (284,825)     746,555    (1,321,430)    (643,953)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners equity
from operations                                            289,759     (291,298)      218,721     (210,862)
Changes from principal transactions:
   Purchase payments                                        18,272      143,545       318,565    1,026,996
   Transfers between sub-accounts and the
   company                                             (15,273,652)    (855,934)  (12,346,823)    (848,475)
   Withdrawals                                            (760,944)  (2,272,989)     (780,868)    (791,960)
   Annual contract fee                                      (4,565)     (11,438)      (18,583)     (43,565)
                                                      ------------  -----------  ------------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (16,020,889)  (2,996,816)  (12,827,709)    (657,004)
                                                      ------------  -----------  ------------  -----------
Total increase (decrease) in contract owners' equity   (15,731,130)  (3,288,114)  (12,608,988)    (867,866)
Contract owners' equity at beginning of period          15,731,130   19,019,244    12,608,988   13,476,854
                                                      ------------  -----------  ------------  -----------
Contract owners' equity at end of period              $         --  $15,731,130  $         --  $12,608,988
                                                      ============  ===========  ============  ===========

(3) On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ---------------------------------------------------
                                                           Equity-Income- A          Equity-Income- B
                                                      -------------------------  ------------------------
                                                          2006         2005          2006         2005
                                                      -----------  ------------  -----------  -----------
Income:
   Dividends                                          $ 4,999,039  $  3,382,991  $ 2,658,350  $ 1,292,904
Expenses:
   Mortality and expense risk and administration
   charges                                                936,597     1,016,691      553,267      494,998
                                                      -----------  ------------  -----------  -----------
Net investment income (loss)                            4,062,442     2,366,300    2,105,083      797,906
Net realized gain (loss)                                1,475,888       (76,187)   1,431,458      766,599
Unrealized appreciation (depreciation) during the
period                                                  4,625,087      (770,439)   1,900,710     (829,555)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                        10,163,417     1,519,674    5,437,251      734,950
Changes from principal transactions:
   Purchase payments                                      236,841       422,900    2,306,441    5,329,586
   Transfers between sub-accounts and the
   company                                               (651,126)   (1,766,898)  (1,071,719)   1,925,958
   Withdrawals                                         (9,196,663)   (9,805,552)  (2,627,874)  (1,373,547)
   Annual contract fee                                    (36,318)      (39,835)     (74,673)     (66,596)
                                                      -----------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (9,647,266)  (11,189,385)  (1,467,825)   5,815,401
                                                      -----------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity      516,151    (9,669,711)   3,969,426    6,550,351
Contract owners' equity at beginning of period         64,542,166    74,211,877   33,757,369   27,207,018
                                                      -----------  ------------  -----------  -----------
Contract owners' equity at end of period              $65,058,317  $ 64,542,166  $37,726,795  $33,757,369
                                                      ===========  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Strategic Bond-A          Strategic Bond-B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,114,130  $   541,262  $   935,284  $   223,912
Expenses:
   Mortality and expense risk and administration
   charges                                                244,214      278,472      224,828      188,325
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              869,916      262,790      710,456       35,587
Net realized gain (loss)                                  251,132      809,645        5,208      114,354
Unrealized appreciation (depreciation) during the
period                                                   (287,610)    (860,155)     (45,143)     (59,385)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           833,438      212,280      670,521       90,556
Changes from principal transactions:
   Purchase payments                                       43,668       42,619    1,145,204    4,713,246
   Transfers between sub-accounts and the
   company                                              1,061,745     (601,473)      58,217      300,141
   Withdrawals                                         (2,914,550)  (3,894,242)  (1,158,639)    (448,209)
   Annual contract fee                                     (8,807)     (10,511)     (16,596)     (15,048)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,817,944)  (4,463,607)      28,186    4,550,130
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (984,506)  (4,251,327)     698,707    4,640,686
Contract owners' equity at beginning of period         16,525,853   20,777,180   13,674,689    9,034,003
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $15,541,347  $16,525,853  $14,373,396  $13,674,689
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           All Cap Core- A          All Cap Core- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    71,918  $    88,776  $    6,659  $    5,357
Expenses:
   Mortality and expense risk and administration
      charges                                             144,509      163,097      20,902      15,016
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (72,591)     (74,321)    (14,243)     (9,659)
Net realized gain (loss)                                 (289,378)  (1,259,761)     67,149      25,619
Unrealized appreciation (depreciation) during the
   period                                               1,590,589    2,106,711      98,393      65,202
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      1,228,620      772,629     151,299      81,162
Changes from principal transactions:
   Purchase payments                                       64,323       67,152      82,088      80,625
   Transfers between sub-accounts and the
   company                                               (785,825)    (874,437)    (14,958)    303,091
   Withdrawals                                         (1,496,532)  (1,772,683)    (67,509)    (58,385)
   Annual contract fee                                     (5,949)      (6,984)     (3,916)     (2,365)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (2,223,983)  (2,586,952)     (4,295)    322,966
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (995,363)  (1,814,323)    147,004     404,128
Contract owners' equity at beginning of period         10,530,253   12,344,576   1,194,292     790,164
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 9,534,890  $10,530,253  $1,341,296  $1,194,292
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                          All Cap Growth- A        All Cap Growth- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $        --  $        --  $        --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                260,736      293,443       73,477      78,621
                                                      -----------  -----------  -----------  ----------
Net investment income (loss)                             (260,736)    (293,443)     (73,477)    (78,621)
Net realized gain (loss)                                 (410,797)  (2,372,078)     420,409     213,222
Unrealized appreciation (depreciation) during the
period                                                  1,549,277    3,969,952     (137,086)    175,455
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           877,744    1,304,431      209,846     310,056
Changes from principal transactions:
   Purchase payments                                      162,745      158,540      300,973     131,878
   Transfers between sub-accounts and the
   company                                               (857,774)  (1,406,615)     (43,563)   (452,269)
   Withdrawals                                         (2,821,069)  (2,954,282)  (1,122,550)   (258,008)
   Annual contract fee                                    (12,473)     (14,052)     (14,204)    (14,701)
                                                      -----------  -----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,528,571)  (4,216,409)    (879,344)   (593,100)
                                                      -----------  -----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (2,650,827)  (2,911,978)    (669,498)   (283,044)
Contract owners' equity at beginning of period         19,308,031   22,220,009    4,922,801   5,205,845
                                                      -----------  -----------  -----------  ----------
Contract owners' equity at end of period              $16,657,204  $19,308,031  $ 4,253,303  $4,922,801
                                                      ===========  ===========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      International Small Cap- A  International Small Cap- B
                                                      --------------------------  --------------------------
                                                           2006         2005           2006        2005
                                                       -----------  -----------     ----------  ----------
Income:
   Dividends                                           $    88,177  $    66,486     $   56,902  $   10,652
Expenses:
   Mortality and expense risk and administration
      charges                                              109,401      109,257         95,965      74,427
                                                       -----------  -----------     ----------  ----------
Net investment income (loss)                               (21,224)     (42,771)       (39,063)    (63,775)
Net realized gain (loss)                                   919,298    1,437,895        510,369     344,553
Unrealized appreciation (depreciation) during the
   period                                                  805,777     (722,186)       837,653      82,907
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                       1,703,851      672,938      1,308,959     363,685
Changes from principal transactions:
   Purchase payments                                        27,220       29,216        675,068     533,614
   Transfers between sub-accounts and the
   company                                                 860,709     (634,378)       272,839    (269,784)
   Withdrawals                                          (1,276,094)  (1,223,744)      (255,770)    (63,414)
   Annual contract fee                                      (5,004)      (4,996)       (15,681)    (13,602)
                                                       -----------  -----------     ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                           (393,169)  (1,833,902)       676,456     186,814
                                                       -----------  -----------     ----------  ----------
Total increase (decrease) in contract owners' equity     1,310,682   (1,160,964)     1,985,415     550,499
Contract owners' equity at beginning of period           6,725,873    7,886,837      4,950,355   4,399,856
                                                       -----------  -----------     ----------  ----------
Contract owners' equity at end of period               $ 8,036,555  $ 6,725,873     $6,935,770  $4,950,355
                                                       ===========  ===========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Pacific Rim -A (4)       Pacific Rim -B (4)
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   32,750  $   26,715  $    31,206  $   16,619
Expenses:
   Mortality and expense risk and administration
   charges                                                49,493      42,189       65,414      40,350
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (16,743)    (15,474)     (34,208)    (23,731)
Net realized gain (loss)                                 545,287     224,287      556,356     239,071
Unrealized appreciation (depreciation) during the
period                                                  (246,008)    432,178     (219,437)    410,575
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          282,536     640,991      302,711     625,915
Changes from principal transactions:
   Purchase payments                                      21,085      22,943      886,932     357,244
   Transfers between sub-accounts and the
   company                                              (251,368)    481,731   (1,088,754)  1,092,358
   Withdrawals                                          (496,397)   (368,292)    (203,569)    (55,091)
   Annual contract fee                                    (1,811)     (1,678)     (11,514)     (7,090)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (728,491)    134,704     (416,905)  1,387,421
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (445,955)    775,695     (114,194)  2,013,336
Contract owners' equity at beginning of period         3,580,965   2,805,270    4,082,731   2,069,395
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,135,010  $3,580,965  $ 3,968,537  $4,082,731
                                                      ==========  ==========  ===========  ==========

(4) On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       Science & Technology- A   Science & Technology- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------   ----------  ----------
Income:
   Dividends                                          $        --  $        --   $      --   $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                218,124      258,491       93,497       97,912
                                                      -----------  -----------   ----------  -----------
Net investment income (loss)                             (218,124)    (258,491)     (93,497)     (97,912)
Net realized gain (loss)                               (1,975,309)  (5,894,006)      82,741       92,001
Unrealized appreciation (depreciation) during the
period                                                  2,688,193    6,138,903      164,808      (75,965)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           494,760      (13,594)     154,052      (81,876)
Changes from principal transactions:
   Purchase payments                                      191,328      196,968      291,047      396,269
   Transfers between sub-accounts and the
   company                                             (1,154,221)  (1,520,231)    (516,316)  (1,233,233)
   Withdrawals                                         (2,126,599)  (2,012,759)    (580,398)    (302,850)
   Annual contract fee                                    (13,642)     (16,035)     (21,153)     (21,402)
                                                      -----------  -----------   ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,103,134)  (3,352,057)    (826,820)  (1,161,216)
                                                      -----------  -----------   ----------  -----------
Total increase (decrease) in contract owners' equity   (2,608,374)  (3,365,651)    (672,768)  (1,243,092)
Contract owners' equity at beginning of period         16,553,377   19,919,028    6,362,116    7,605,208
                                                      -----------  -----------   ----------  -----------
Contract owners' equity at end of period              $13,945,003  $16,553,377   $5,689,348  $ 6,362,116
                                                      ===========  ===========   ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Emerging Small Company- A  Emerging Small Company-B
                                                      -------------------------  ------------------------
                                                           2006         2005         2006        2005
                                                       -----------  -----------   ----------  ----------
Income:
   Dividends                                           $   345,860  $        --   $  288,406  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  95,858      104,810       85,699      78,862
                                                       -----------  -----------   ----------  ----------
Net investment income (loss)                               250,002     (104,810)     202,707     (78,862)
Net realized gain (loss)                                    61,550     (319,072)     221,812     293,031
Unrealized appreciation (depreciation) during the
period                                                    (224,141)     623,708     (402,375)    (49,243)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             87,411      199,826       22,144     164,926
Changes from principal transactions:
   Purchase payments                                        56,814       41,582      268,115     338,995
   Transfers between sub-accounts and the
   company                                                (198,620)    (523,928)    (249,444)   (167,826)
   Withdrawals                                            (975,770)    (843,076)    (399,888)   (160,231)
   Annual contract fee                                      (4,182)      (4,692)     (17,266)    (15,971)
                                                       -----------  -----------   ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,121,758)  (1,330,114)    (398,483)     (5,033)
                                                       -----------  -----------   ----------  ----------
Total increase (decrease) in contract owners' equity    (1,034,347)  (1,130,288)    (376,339)    159,893
Contract owners' equity at beginning of period           6,900,745    8,031,033    5,343,276   5,183,383
                                                       -----------  -----------   ----------  ----------
Contract owners' equity at end of period               $ 5,866,398  $ 6,900,745   $4,966,937  $5,343,276
                                                       ===========  ===========   ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ----------------------------------------------------
                                                      International Core- A (5)  International Core- B (5)
                                                      -------------------------  -------------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  243,950  $   32,271     $  106,418  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                  71,652      63,876         37,028      21,561
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               172,298     (31,605)        69,390     (21,561)
Net realized gain (loss)                                   339,140      79,988        355,989     103,799
Unrealized appreciation (depreciation) during the
period                                                     440,223     517,699         44,382     105,308
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            951,661     566,082        469,761     187,546
Changes from principal transactions:
   Purchase payments                                        44,628      47,411        329,528     115,827
   Transfers between sub-accounts and the
   company                                                 314,946     130,997        935,327      57,915
   Withdrawals                                            (580,704)   (416,090)      (186,565)    (24,486)
   Annual contract fee                                      (2,430)     (2,395)        (5,813)     (3,644)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (223,560)   (240,077)     1,072,477     145,612
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity       728,101     326,005      1,542,238     333,158
Contract owners' equity at beginning of period           4,495,292   4,169,287      1,580,759   1,247,601
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,223,393  $4,495,292     $3,122,997  $1,580,759
                                                        ==========  ==========     ==========  ==========

(5) On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                               Value- A                Value- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $ 1,689,379  $    74,276  $  556,993  $   14,843
Expenses:
   Mortality and expense risk and administration
      charges                                             176,590      176,248      67,172      55,139
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                            1,512,789     (101,972)    489,821     (40,296)
Net realized gain (loss)                                  526,096      426,175     362,414     147,419
Unrealized appreciation (depreciation) during the
   period                                                   9,705      845,951    (107,071)    249,073
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
   from operations                                      2,048,590    1,170,154     745,164     356,196
Changes from principal transactions:
   Purchase payments                                       53,974       97,751     602,408     358,411
   Transfers between sub-accounts and the
   company                                                321,324     (571,952)    124,653     (71,988)
   Withdrawals                                         (1,493,339)  (1,475,715)   (414,340)    (68,481)
   Annual contract fee                                     (5,976)      (6,017)     (9,686)     (7,954)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
   from principal transactions:                        (1,124,017)  (1,955,933)    303,035     209,988
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity      924,573     (785,779)  1,048,199     566,184
Contract owners' equity at beginning of period         11,533,623   12,319,402   3,737,429   3,171,245
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $12,458,196  $11,533,623  $4,785,628  $3,737,429
                                                      ===========  ===========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                             Real Estate               Real Estate
                                                            Securities- A             Securities- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,919,740  $ 1,450,147  $ 2,468,436  $ 1,651,659
Expenses:
   Mortality and expense risk and administration
   charges                                                155,682      139,753      221,081      175,900
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,764,058    1,310,394    2,247,355    1,475,759
Net realized gain (loss)                                  598,372    1,083,028      576,674      652,477
Unrealized appreciation (depreciation) during the
period                                                    697,774   (1,591,956)   1,321,809   (1,162,570)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         3,060,204      801,466    4,145,838      965,666
Changes from principal transactions:
   Purchase payments                                       74,405      120,248    1,353,844    2,072,611
   Transfers between sub-accounts and the
   company                                                 98,281     (366,172)    (764,388)    (789,514)
   Withdrawals                                           (991,873)  (1,172,163)    (947,170)    (398,437)
   Annual contract fee                                     (5,930)      (6,020)     (26,131)     (26,784)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (825,117)  (1,424,107)    (383,845)     857,876
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,235,087     (622,641)   3,761,993    1,823,542
Contract owners' equity at beginning of period          8,903,056    9,525,697   11,818,404    9,994,862
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,138,143  $ 8,903,056  $15,580,397  $11,818,404
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            High Yield- A             High Yield- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   639,652  $   543,694  $   759,056  $   458,024
Expenses:
   Mortality and expense risk and administration
   charges                                                147,728      179,093      180,572      212,024
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              491,924      364,601      578,484      246,000
Net realized gain (loss)                                  185,543      540,228       85,758      566,218
Unrealized appreciation (depreciation) during the
period                                                     73,623     (689,722)     192,701     (576,219)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           751,090      215,107      856,943      235,999
Changes from principal transactions:
   Purchase payments                                       13,829       94,464      667,321      968,251
   Transfers between sub-accounts and the
   company                                               (486,256)  (1,422,060)    (613,699)  (3,514,261)
   Withdrawals                                         (1,370,262)  (1,685,660)    (996,712)    (755,403)
   Annual contract fee                                     (5,244)      (5,889)     (18,452)     (20,561)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,847,933)  (3,019,145)    (961,542)  (3,321,974)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,096,843)  (2,804,038)    (104,599)  (3,085,975)
Contract owners' equity at beginning of period         10,070,617   12,874,655   11,997,304   15,083,279
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,973,774  $10,070,617  $11,892,705  $11,997,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------------
                                                      Lifestyle Aggressive -A(6)  Lifestyle Aggressive -B(6)
                                                      --------------------------  --------------------------
                                                          2006         2005            2006         2005
                                                       ----------  -----------     -----------  -----------
Income:
   Dividends                                           $1,476,405  $   195,161     $16,141,376  $ 1,626,920
Expenses:
   Mortality and expense risk and administration
   charges                                                 82,295       89,328         886,372      764,969
                                                       ----------  -----------     -----------  -----------
Net investment income (loss)                            1,394,110      105,833      15,255,004      861,951
Net realized gain (loss)                                  152,032       78,555         947,456    1,225,719
Unrealized appreciation (depreciation) during the
period                                                   (862,318)     300,807      (9,030,540)   2,326,301
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           683,824      485,195       7,171,920    4,413,971
Changes from principal transactions:
   Purchase payments                                       98,336      155,563       2,768,625    2,491,886
   Transfers between sub-accounts and the
   company                                               (246,474)    (350,681)     (1,008,230)   2,602,887
   Withdrawals                                           (654,651)    (812,477)     (4,288,213)  (2,098,381)
   Annual contract fee                                     (5,221)      (5,332)       (230,995)    (212,204)
                                                       ----------  -----------     -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (808,010)  (1,012,927)     (2,758,813)   2,784,188
                                                       ----------  -----------     -----------  -----------
Total increase (decrease) in contract owners' equity     (124,186)    (527,732)      4,413,107    7,198,159
Contract owners' equity at beginning of period          5,513,916    6,041,648      53,630,798   46,432,639
                                                       ----------  -----------     -----------  -----------
Contract owners' equity at end of period               $5,389,730  $ 5,513,916     $58,043,905  $53,630,798
                                                       ==========  ===========     ===========  ===========

(6) On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                       Lifestyle Growth -A (7)    Lifestyle Growth -B (7)
                                                      ------------------------  --------------------------
                                                          2006         2005         2006          2005
                                                      -----------  -----------  ------------  ------------
Income:
   Dividends                                          $ 4,400,699  $ 1,141,621  $ 59,262,252  $  6,668,786
Expenses:
   Mortality and expense risk and administration
   charges                                                527,132      505,613     8,506,585     3,808,191
                                                      -----------  -----------  ------------  ------------
Net investment income (loss)                            3,873,567      636,008    50,755,667     2,860,595
Net realized gain (loss)                                  540,024      549,892     3,092,886     3,582,090
Unrealized appreciation (depreciation) during the
period                                                   (718,878)   1,053,522     5,551,586    12,708,450
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         3,694,713    2,239,422    59,400,139    19,151,135
Changes from principal transactions:
   Purchase payments                                      277,797      380,555   272,268,763   178,127,668
   Transfers between sub-accounts and the
   company                                              2,340,131    1,886,229    33,635,379     5,763,283
   Withdrawals                                         (3,652,666)  (5,857,424)  (17,655,372)   (5,845,293)
   Annual contract fee                                    (24,283)     (26,065)     (560,879)     (414,322)
                                                      -----------  -----------  ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,059,021)  (3,616,705)  287,687,891   177,631,336
                                                      -----------  -----------  ------------  ------------
Total increase (decrease) in contract owners' equity    2,635,692   (1,377,283)  347,088,030   196,782,471
Contract owners' equity at beginning of period         32,112,400   33,489,683   359,980,727   163,198,256
                                                      -----------  -----------  ------------  ------------
Contract owners' equity at end of period              $34,748,092  $32,112,400  $707,068,757  $359,980,727
                                                      ===========  ===========  ============  ============

(7) On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Balanced -A (8)   Lifestyle Balanced -B (8)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 6,606,190  $ 3,100,740   $ 54,562,825  $ 11,395,885
Expenses:
   Mortality and expense risk and administration
   charges                                                860,026      868,774      8,203,793     4,126,236
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            5,746,164    2,231,966     46,359,032     7,269,649
Net realized gain (loss)                                1,004,796      743,469      3,494,149     1,185,411
Unrealized appreciation (depreciation) during the
period                                                   (985,821)     (85,024)     3,876,654     7,247,736
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         5,765,139    2,890,411     53,729,835    15,702,796
Changes from principal transactions:
   Purchase payments                                      304,061      389,153     187,557,519   177,737,385
   Transfers between sub-accounts and the
   company                                              1,522,248    3,746,305     30,444,416    32,200,881
   Withdrawals                                         (7,949,637)  (7,290,668)   (22,543,815)   (8,258,157)
   Annual contract fee                                    (28,179)     (29,709)      (523,957)     (326,295)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (6,151,507)  (3,184,919)   194,934,163   201,353,814
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity     (386,368)    (294,508)   248,663,998   217,056,610
Contract owners' equity at beginning of period         56,457,735   56,752,243    388,166,829   171,110,219
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $56,071,367  $56,457,735   $636,830,827  $388,166,829
                                                      ===========  ===========   ============  ============

(8) On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Lifestyle Moderate -A (9)  Lifestyle Moderate -B (9)
                                                      -------------------------  --------------------------
                                                          2006         2005          2006          2005
                                                      -----------  ------------  ------------  ------------
Income:
   Dividends                                          $ 2,508,290  $ 1,957,184   $ 12,191,696  $  5,201,848
Expenses:
   Mortality and expense risk and administration
   charges                                                435,073      443,128      2,367,615     1,412,573
                                                      -----------  -----------   ------------  ------------
Net investment income (loss)                            2,073,217    1,514,056      9,824,081     3,789,275
Net realized gain (loss)                                  481,039      349,037        578,254       628,784
Unrealized appreciation (depreciation) during the
period                                                   (312,527)  (1,208,884)     1,883,208    (1,845,450)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners equity
from operations                                         2,241,729      654,209     12,285,543     2,572,609
Changes from principal transactions:
   Purchase payments                                       87,798      128,113     41,472,743    45,504,190
   Transfers between sub-accounts and the
   company                                              1,754,218    1,695,588      9,895,343     8,711,216
   Withdrawals                                         (3,534,621)  (3,865,532)    (7,970,583)   (4,537,780)
   Annual contract fee                                    (11,182)     (11,044)      (136,937)      (98,020)
                                                      -----------  -----------   ------------  ------------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,703,787)  (2,052,875)    43,260,566    49,579,606
                                                      -----------  -----------   ------------  ------------
Total increase (decrease) in contract owners' equity      537,942   (1,398,666)    55,546,109    52,152,215
Contract owners' equity at beginning of period         26,757,305   28,155,971    116,397,155    64,244,940
                                                      -----------  -----------   ------------  ------------
Contract owners' equity at end of period              $27,295,247  $26,757,305   $171,943,264  $116,397,155
                                                      ===========  ===========   ============  ============

(9) On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                              Sub-Account
                                                      ---------------------------------------------------------------
                                                      Lifestyle Conservative - A (10)  Lifestyle Conservative -B (10)
                                                      -------------------------------  ------------------------------
                                                             2006        2005                 2006        2005
                                                         -----------  -----------         -----------  -----------
Income:
   Dividends                                             $ 1,160,656  $ 1,215,736         $ 4,436,848  $ 3,012,392
Expenses:
   Mortality and expense risk and administration
   charges                                                   246,626      247,717           1,012,833      705,706
                                                         -----------  -----------         -----------  -----------
Net investment income (loss)                                 914,030      968,019           3,424,015    2,306,686
Net realized gain (loss)                                      92,480      273,681            (703,201)     244,051
Unrealized appreciation (depreciation) during the
period                                                         1,002   (1,061,998)          1,152,897   (1,967,164)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                            1,007,512      179,702           3,873,711      583,573
Changes from principal transactions:
   Purchase payments                                         135,194      147,168          10,784,404   16,860,377
   Transfers between sub-accounts and the
   company                                                   361,264      692,701           4,585,056    5,377,401
   Withdrawals                                            (1,409,087)  (1,752,399)         (3,248,194)  (1,935,659)
   Annual contract fee                                       (10,289)      (9,400)            (64,363)     (53,255)
                                                         -----------  -----------         -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (922,918)    (921,930)         12,056,903   20,248,864
                                                         -----------  -----------         -----------  -----------
Total increase (decrease) in contract owners' equity          84,594     (742,228)         15,930,614   20,832,437
Contract owners' equity at beginning of period            15,366,540   16,108,768          53,305,870   32,473,433
                                                         -----------  -----------         -----------  -----------
Contract owners' equity at end of period                 $15,451,134  $15,366,540         $69,236,484  $53,305,870
                                                         ===========  ===========         ===========  ===========

(10) On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                       Small Company Value- A    Small Company Value- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 2,049,149  $   261,026  $ 3,375,562  $   326,658
Expenses:
   Mortality and expense risk and administration
   charges                                                198,107      204,390      361,099      315,858
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,851,042       56,636    3,014,463       10,800
Net realized gain (loss)                                1,532,470    1,151,712    1,537,203      878,665
Unrealized appreciation (depreciation) during the
period                                                 (1,766,981)    (622,660)  (1,827,566)     113,311
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,616,531      585,688    2,724,100    1,002,776
Changes from principal transactions:
   Purchase payments                                       75,193       68,108    1,476,550    1,982,896
   Transfers between sub-accounts and the
   company                                             (1,277,036)    (744,098)    (703,512)    (183,180)
   Withdrawals                                         (1,980,912)  (1,845,271)  (1,972,646)    (782,387)
   Annual contract fee                                     (7,530)      (7,621)     (56,562)     (49,907)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners'
equity from principal transactions:                    (3,190,285)  (2,528,882)  (1,256,170)     967,422
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners'
equity                                                 (1,573,754)  (1,943,194)   1,467,930    1,970,198
Contract owners' equity at beginning of period         12,879,390   14,822,584   21,022,087   19,051,889
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $11,305,636  $12,879,390  $22,490,017  $21,022,087
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY -(CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      --------------------------------------------------
                                                       International Value- A    International Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,178,784  $   159,395  $ 1,254,065  $   287,535
Expenses:
   Mortality and expense risk and administration
   charges                                                278,208      210,792      327,489      259,979
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              900,576      (51,397)     926,576       27,556
Net realized gain (loss)                                  969,484      909,416    1,743,288    1,471,574
Unrealized appreciation (depreciation) during the
period                                                  2,710,517      826,146    2,386,674       15,574
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         4,580,577    1,684,165    5,056,538    1,514,704
Changes from principal transactions:
   Purchase payments                                      120,809       76,121    1,675,774    1,522,126
   Transfers between sub-accounts and the
   company                                                527,991   10,748,238     (571,637)   2,862,559
   Withdrawals                                         (2,623,418)  (1,863,884)  (1,349,145)    (352,318)
   Annual contract fee                                    (10,741)     (11,495)     (61,135)     (51,010)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,985,359)   8,948,980     (306,143)   3,981,357
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity    2,595,218   10,633,145    4,750,395    5,496,061
Contract owners' equity at beginning of period         17,394,329    6,761,184   18,689,585   13,193,524
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,989,547  $17,394,329  $23,439,980  $18,689,585
                                                      ===========  ===========  ===========  ===========


See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      --------------------------------------------------
                                                           Total Return- A           Total Return- B
                                                      ------------------------  ------------------------
                                                          2006         2005        2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,094,016  $ 1,810,939  $ 1,088,609  $ 1,590,364
Expenses:
   Mortality and expense risk and administration
   charges                                                511,625      594,449      534,055      590,253
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              582,391    1,216,490      554,554    1,000,111
Net realized gain (loss)                                 (120,654)     (25,735)    (286,502)    (241,026)
Unrealized appreciation (depreciation) during the
period                                                    108,801     (900,231)     306,606     (529,832)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           570,538      290,524      574,658      229,253
Changes from principal transactions:
   Purchase payments                                      194,635      189,810    1,300,202    1,773,051
   Transfers between sub-accounts and the
   company                                               (531,141)  (1,549,050)  (1,765,903)    (307,289)
   Withdrawals                                         (4,700,350)  (4,566,111)  (4,138,451)  (2,144,250)
   Annual contract fee                                    (13,321)     (15,816)     (73,457)     (80,488)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,050,177)  (5,941,167)  (4,677,609)    (758,976)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (4,479,639)  (5,650,643)  (4,102,951)    (529,723)
Contract owners' equity at beginning of period         33,956,035   39,606,678   35,980,388   36,510,111
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $29,476,396  $33,956,035  $31,877,437  $35,980,388
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                          U.S. Large Cap- A         U.S. Large Cap- B
                                                      ------------------------  ------------------------
                                                         2006          2005         2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    87,661  $    75,435  $    51,535  $    16,666
Expenses:
   Mortality and expense risk and administration
   charges                                                234,938      260,576      208,637      230,454
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                             (147,277)    (185,141)    (157,102)    (213,788)
Net realized gain (loss)                                  746,949      416,831    1,144,450      994,682
Unrealized appreciation (depreciation) during the
period                                                    688,126      393,465       78,023     (257,916)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,287,798      625,155    1,065,371      522,978
Changes from principal transactions:
   Purchase payments                                      108,696      129,872      790,556      600,513
   Transfers between sub-accounts and the
   company                                               (818,123)  (1,090,798)    (878,837)  (1,948,105)
   Withdrawals                                         (2,155,790)  (2,011,639)  (2,215,289)    (591,708)
   Annual contract fee                                     (9,837)     (10,979)     (43,518)     (47,309)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,875,054)  (2,983,544)  (2,347,088)  (1,986,609)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,587,256)  (2,358,389)  (1,281,717)  (1,463,631)
Contract owners' equity at beginning of period         16,086,275   18,444,664   13,842,979   15,306,610
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $14,499,019  $16,086,275  $12,561,262  $13,842,979
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      --------------------------------------------------
                                                           Mid Cap Stock- A          Mid Cap Stock- B
                                                      ------------------------  ------------------------
                                                          2006        2005          2006        2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   829,036  $   302,291  $   827,112  $   444,744
Expenses:
   Mortality and expense risk and administration
   charges                                                302,361      237,985      311,065      242,405
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              526,675       64,306      516,047      202,339
Net realized gain (loss)                                1,353,787    1,310,430    1,013,140      937,296
Unrealized appreciation (depreciation) during the
period                                                    231,087    2,049,538      659,186    1,493,620
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         2,111,549    3,424,274    2,188,373    2,633,255
Changes from principal transactions:
   Purchase payments                                      369,839      132,619    1,080,675    1,175,811
   Transfers between sub-accounts and the
   company                                               (312,351)   9,083,373     (540,111)   3,499,655
   Withdrawals                                         (2,083,106)  (1,863,795)  (1,012,370)    (686,092)
   Annual contract fee                                    (11,889)      (8,017)     (61,355)     (48,800)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,037,507)   7,344,180     (533,161)   3,940,574
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity       74,042   10,768,454    1,655,212    6,573,829
Contract owners' equity at beginning of period         19,433,995    8,665,541   19,219,560   12,645,731
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $19,508,037  $19,433,995  $20,874,772  $19,219,560
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                        Global Allocation-A     Global Allocation-B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $   29,889  $   28,007  $    83,937  $   37,227
Expenses:
   Mortality and expense risk and administration
   charges                                                42,099      42,263      185,180      89,313
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (12,210)    (14,256)    (101,243)    (52,086)
Net realized gain (loss)                                 162,240      35,502      196,479     162,241
Unrealized appreciation (depreciation) during the
period                                                   156,714     102,314    1,205,196     191,076
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          306,744     123,560    1,300,432     301,231
Changes from principal transactions:
   Purchase payments                                       2,286       1,554    5,617,138   3,454,502
   Transfers between sub-accounts and the
   company                                               187,166     130,960    2,709,590     182,074
   Withdrawals                                          (661,403)   (300,377)    (154,006)    (75,265)
   Annual contract fee                                    (1,223)     (1,190)      (8,188)     (5,975)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (473,174)   (169,053)   8,164,534   3,555,336
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (166,430)    (45,493)   9,464,966   3,856,567
Contract owners' equity at beginning of period         2,807,193   2,852,686    7,720,254   3,863,687
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,640,763  $2,807,193  $17,185,220  $7,720,254
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Dynamic Growth- A        Dynamic Growth- B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $        --  $       --  $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,711      81,549      47,340      47,231
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              (74,711)    (81,549)    (47,340)    (47,231)
Net realized gain (loss)                                  483,726     103,743     318,366     200,446
Unrealized appreciation (depreciation) during the
period                                                     19,095     472,703     (21,280)    143,155
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           428,110     494,897     249,746     296,370
Changes from principal transactions:
   Purchase payments                                       31,096      43,864      55,494     169,761
   Transfers between sub-accounts and the
   company                                               (600,251)   (444,579)   (120,612)   (325,251)
   Withdrawals                                           (646,718)   (373,191)   (467,497)    (93,275)
   Annual contract fee                                     (3,734)     (4,041)     (7,679)     (8,062)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,219,607)   (777,947)   (540,294)   (256,827)
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     (791,497)   (283,050)   (290,548)     39,543
Contract owners' equity at beginning of period          4,959,522   5,242,572   3,086,058   3,046,515
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 4,168,025  $4,959,522  $2,795,510  $3,086,058
                                                      ===========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Total Stock Market Index- A  Total Stock Market Index- B
                                                      ---------------------------  ---------------------------
                                                           2006        2005             2006        2005
                                                        ----------  ----------       ----------  ----------
Income:
   Dividends                                            $   27,939  $   20,278       $   85,175  $   57,250
Expenses:
   Mortality and expense risk and administration
   charges                                                  29,076      28,901          105,766     103,228
                                                        ----------  ----------       ----------  ----------
Net investment income (loss)                                (1,137)     (8,623)         (20,591)    (45,978)
Net realized gain (loss)                                   168,936      52,840          257,052     184,293
Unrealized appreciation (depreciation) during the
period                                                      58,243      17,730          586,445      85,226
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            226,042      61,947          822,906     223,541
Changes from principal transactions:
   Purchase payments                                        53,703      43,909          310,067     216,047
   Transfers between sub-accounts and the
   company                                                  59,165     (56,741)         241,046    (216,258)
   Withdrawals                                            (352,474)   (110,369)        (735,381)   (245,409)
   Annual contract fee                                      (1,442)     (1,528)         (21,292)    (21,118)
                                                        ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (241,048)   (124,729)        (205,560)   (266,738)
                                                        ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity       (15,006)    (62,782)         617,346     (43,197)
Contract owners' equity at beginning of period           1,835,515   1,898,297        6,496,628   6,539,825
                                                        ----------  ----------       ----------  ----------
Contract owners' equity at end of period                $1,820,509  $1,835,515       $7,113,974  $6,496,628
                                                        ==========  ==========       ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                            500 Index- A              500 Index- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $    77,934  $   171,042  $   141,001  $   248,509
Expenses:
   Mortality and expense risk and administration
   charges                                                134,151      171,134      288,709      285,103
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              (56,217)         (92)    (147,708)     (36,594)
Net realized gain (loss)                                  610,817    1,336,362      863,485    1,265,905
Unrealized appreciation (depreciation) during the
period                                                    405,077   (1,075,672)   1,468,982     (801,139)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           959,677      260,598    2,184,759      428,172
Changes from principal transactions:
   Purchase payments                                       67,407       62,005      696,126      857,396
   Transfers between sub-accounts and the
   company                                               (816,084)  (1,790,353)  (1,451,951)    (459,651)
   Withdrawals                                         (1,189,426)  (1,449,303)  (1,259,480)  (1,020,713)
   Annual contract fee                                     (5,212)      (6,889)     (48,171)     (46,231)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,943,315)  (3,184,540)  (2,063,476)    (669,199)
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (983,638)  (2,923,942)     121,283     (241,027)
Contract owners' equity at beginning of period          9,930,056   12,853,998   18,514,359   18,755,386
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,946,418  $ 9,930,056  $18,635,642  $18,514,359
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Mid Cap Index- A         Mid Cap Index- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  113,460  $   84,986  $   355,814  $  233,944
Expenses:
   Mortality and expense risk and administration
   charges                                                35,484      34,658      119,080     103,323
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              77,976      50,328      236,734     130,621
Net realized gain (loss)                                 155,876     257,611      474,517     247,824
Unrealized appreciation (depreciation) during the
period                                                   (68,507)    (86,524)    (199,535)    247,753
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,345     221,415      511,716     626,198
Changes from principal transactions:
   Purchase payments                                      15,978      12,168      460,755     371,577
   Transfers between sub-accounts and the
   company                                               451,378       5,172    2,693,687     210,509
   Withdrawals                                          (302,617)   (181,760)    (589,767)   (311,785)
   Annual contract fee                                    (1,734)     (1,766)     (20,807)    (19,769)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             163,005    (166,186)   2,543,868     250,532
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     328,350      55,229    3,055,584     876,730
Contract owners' equity at beginning of period         2,255,761   2,200,532    7,184,846   6,308,116
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,584,111  $2,255,761  $10,240,430  $7,184,846
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Small Cap Index- A      Small Cap Index- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   52,455  $   74,025  $  190,757  $  230,422
Expenses:
   Mortality and expense risk and administration
   charges                                                25,058      27,310      99,491      93,316
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                              27,397      46,715      91,266     137,106
Net realized gain (loss)                                  83,452      93,758     288,767     272,364
Unrealized appreciation (depreciation) during the
period                                                   111,509    (117,423)    516,792    (325,186)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          222,358      23,050     896,825      84,284
Changes from principal transactions:
   Purchase payments                                       2,255      19,742     220,791     303,423
   Transfers between sub-accounts and the
   company                                                 7,619    (196,252)   (231,924)   (358,667)
   Withdrawals                                          (230,686)   (289,755)   (409,587)   (453,405)
   Annual contract fee                                    (1,308)     (1,504)    (19,252)    (19,131)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (222,120)   (467,769)   (439,972)   (527,780)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity         238    (444,719)    456,853    (443,496)
Contract owners' equity at beginning of period         1,514,995   1,959,714   5,879,207   6,322,703
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,515,233  $1,514,995  $6,336,060  $5,879,207
                                                      ==========  ==========  ==========  ==========

See accompanying notes

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                       Capital Appreciation- A  Capital Appreciation- B
                                                      ------------------------  -----------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  ----------
Income:
   Dividends                                          $   148,109  $       --   $   356,627  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                153,817      23,860       155,223      45,309
                                                      -----------  ----------   -----------  ----------
Net investment income (loss)                               (5,708)    (23,860)      201,404     (45,309)
Net realized gain (loss)                                   58,367     111,952       219,346     168,068
Unrealized appreciation (depreciation) during the
period                                                    (61,934)     92,662      (436,949)    225,790
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            (9,275)    180,754       (16,199)    348,549
Changes from principal transactions:
   Purchase payments                                       93,970      21,339       342,466     104,615
   Transfers between sub-accounts and the
   company                                             13,461,302     595,591    10,857,050     146,016
   Withdrawals                                         (1,590,560)   (184,913)   (1,734,963)   (135,418)
   Annual contract fee                                     (5,696)       (762)      (27,894)     (8,811)
                                                      -----------  ----------   -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           11,959,016     431,255     9,436,659     106,402
                                                      -----------  ----------   -----------  ----------
Total increase (decrease) in contract owners' equity   11,949,741     612,009     9,420,460     454,951
Contract owners' equity at beginning of period          1,998,801   1,386,792     3,233,242   2,778,291
                                                      -----------  ----------   -----------  ----------
Contract owners' equity at end of period              $13,948,542  $1,998,801   $12,653,702  $3,233,242
                                                      ===========  ==========   ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                         Health Sciences- A      Health Sciences- B
                                                      -----------------------  ----------------------
                                                         2006         2005        2006        2005
                                                      ----------   ----------  ----------  ----------
Income:
   Dividends                                          $  364,786   $  300,247  $  724,294  $  500,044
Expenses:
   Mortality and expense risk and administration
   charges                                                62,840       61,243     125,246     107,568
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             301,946      239,004     599,048     392,476
Net realized gain (loss)                                 196,257      187,751     235,688     326,985
Unrealized appreciation (depreciation) during the
period                                                  (272,261)     (91,336)   (340,250)      6,042
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,942      335,419     494,486     725,503
Changes from principal transactions:
   Purchase payments                                      14,728       22,717     617,679     466,791
   Transfers between sub-accounts and the
   company                                               168,848     (360,428)    429,278    (141,498)
   Withdrawals                                          (320,368)    (402,472)   (900,815)   (173,831)
   Annual contract fee                                    (3,336)      (3,390)    (25,765)    (22,059)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (140,128)    (743,573)    120,377     129,403
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity      85,814     (408,154)    614,863     854,906
Contract owners' equity at beginning of period         3,936,572    4,344,726   7,781,740   6,926,834
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $4,022,386   $3,936,572  $8,396,603  $7,781,740
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ----------------------------------------------
                                                       Financial Services- A   Financial Services- B
                                                      ----------------------  ----------------------
                                                         2006         2005       2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $    8,565  $    9,313  $    9,822  $    8,355
Expenses:
   Mortality and expense risk and administration
   charges                                                40,307      36,279      75,456      64,520
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (31,742)    (26,966)    (65,634)    (56,165)
Net realized gain (loss)                                 209,829     123,958     350,169     182,215
Unrealized appreciation (depreciation) during the
period                                                   345,490      47,593     641,905     177,832
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          523,577     144,585     926,440     303,882
Changes from principal transactions:
   Purchase payments                                      14,910       4,130     495,589     237,540
   Transfers between sub-accounts and the
   company                                               822,604    (268,445)    505,388    (229,036)
   Withdrawals                                          (219,286)   (151,371)   (389,175)   (186,007)
   Annual contract fee                                    (1,747)     (1,552)    (13,439)    (12,248)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             616,481    (417,238)    598,363    (189,751)
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,140,058    (272,653)  1,524,803     114,131
Contract owners' equity at beginning of period         2,331,973   2,604,626   4,302,732   4,188,601
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,472,031  $2,331,973  $5,827,535  $4,302,732
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -------------------------------------------------
                                                      Quantitative Mid Cap- A  Quantitative  Mid Cap- B
                                                      -----------------------  ------------------------
                                                          2006        2005          2006        2005
                                                       ---------  -----------    ----------  ----------
Income:
   Dividends                                           $ 182,721  $        --    $  408,660  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 8,832       25,961        20,180      24,615
                                                       ---------  -----------    ----------  ----------
Net investment income (loss)                             173,889      (25,961)      388,480     (24,615)
Net realized gain (loss)                                   4,237      364,585       (45,860)    238,764
Unrealized appreciation (depreciation) during the
period                                                  (167,098)    (139,024)     (328,794)    (43,477)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           11,028      199,600        13,826     170,672
Changes from principal transactions:
   Purchase payments                                       5,459        4,440        13,924      79,333
   Transfers between sub-accounts and the
   company                                               (94,949)    (942,617)     (142,560)    (95,941)
   Withdrawals                                           (94,431)    (299,602)     (121,458)    (86,353)
   Annual contract fee                                      (626)      (1,282)       (3,430)     (2,778)
                                                       ---------  -----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (184,547)  (1,239,061)     (253,524)   (105,739)
                                                       ---------  -----------    ----------  ----------
Total increase (decrease) in contract owners' equity    (173,519)  (1,039,461)     (239,698)     64,933
Contract owners' equity at beginning of period           646,652    1,686,113     1,350,841   1,285,908
                                                       ---------  -----------    ----------  ----------
Contract owners' equity at end of period               $ 473,133  $   646,652    $1,111,143  $1,350,841
                                                       =========  ===========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         All Cap Value- A         All Cap Value- B
                                                      ----------------------  -----------------------
                                                         2006        2005         2006        2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  865,121  $  163,835  $ 1,949,551  $  317,669
Expenses:
   Mortality and expense risk and administration
   charges                                                63,454      58,689      141,648     129,909
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             801,667     105,146    1,807,903     187,760
Net realized gain (loss)                                 109,751     232,603      206,873     459,445
Unrealized appreciation (depreciation) during the
period                                                  (477,458)   (137,124)  (1,051,207)   (329,093)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          433,960     200,625      963,569     318,112
Changes from principal transactions:
   Purchase payments                                      15,482      59,165      445,421     706,863
   Transfers between sub-accounts and the
   company                                               132,078     437,493      151,154    (293,481)
   Withdrawals                                          (487,004)   (274,657)  (1,176,159)   (366,994)
   Annual contract fee                                    (2,234)     (2,493)     (26,411)    (26,028)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (341,678)    219,508     (605,995)     20,360
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity      92,282     420,133      357,574     338,472
Contract owners' equity at beginning of period         3,790,652   3,370,519    8,417,115   8,078,643
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $3,882,934  $3,790,652  $ 8,774,689  $8,417,115
                                                      ==========  ==========  ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ------------------------------------------------
                                                      Strategic Value- A (11)  Strategic Value- B (11)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   354,060  $  159,518  $ 1,158,165  $  405,299
Expenses:
   Mortality and expense risk and administration
   charges                                                 21,649      25,704       61,480      67,009
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              332,411     133,814    1,096,685     338,290
Net realized gain (loss)                                  (36,729)     14,810     (500,570)     51,831
Unrealized appreciation (depreciation) during the
period                                                   (163,701)   (178,750)    (195,560)   (482,618)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           131,981     (30,126)     400,555     (92,497)
Changes from principal transactions:
   Purchase payments                                       20,503      38,933      190,123     342,768
   Transfers between sub-accounts and the
   company                                             (1,400,116)   (123,022)  (4,976,954)    415,526
   Withdrawals                                           (217,544)   (135,831)    (160,892)    (68,918)
   Annual contract fee                                     (1,235)     (1,445)     (14,702)    (15,673)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,598,392)   (221,365)  (4,962,425)    673,703
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (1,466,411)   (251,491)  (4,561,870)    581,206
Contract owners' equity at beginning of period          1,466,411   1,717,902    4,561,870   3,980,664
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $1,466,411  $        --  $4,561,870
                                                      ===========  ==========  ===========  ==========

(11) On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                           Utilities- A            Utilities- B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  564,497  $  232,904  $  856,752  $  244,447
Expenses:
   Mortality and expense risk and administration
   charges                                                65,879      56,772     102,281      68,333
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             498,618     176,132     754,471     176,114
Net realized gain (loss)                                 234,132     381,852     350,344     331,896
Unrealized appreciation (depreciation) during the
period                                                   369,470     (71,706)    529,876      80,146
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                        1,102,220     486,278   1,634,691     588,156
Changes from principal transactions:
   Purchase payments                                      34,234      37,174     875,445   1,045,045
   Transfers between sub-accounts and the
   company                                               786,244     (77,193)    224,930     471,253
   Withdrawals                                          (215,488)   (264,753)   (226,231)   (127,663)
   Annual contract fee                                    (3,301)     (2,532)    (12,308)    (11,111)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             601,689    (307,304)    861,836   1,377,524
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,703,909     178,974   2,496,527   1,965,680
Contract owners' equity at beginning of period         3,647,241   3,468,267   5,065,862   3,100,182
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $5,351,150  $3,647,241  $7,562,389  $5,065,862
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      --------------------------------------------------
                                                          Mid Cap Value- A          Mid Cap Value- B
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $ 1,930,482  $   460,085  $ 4,172,961  $   818,865
Expenses:
   Mortality and expense risk and administration
   charges                                                173,091      189,501      381,085      363,821
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                            1,757,391      270,584    3,791,876      455,044
Net realized gain (loss)                                  816,324      605,977    1,014,969    1,185,021
Unrealized appreciation (depreciation) during the
period                                                 (1,520,521)    (152,667)  (2,561,998)    (253,272)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,053,194      723,894    2,244,847    1,386,793
Changes from principal transactions:
   Purchase payments                                       54,562       76,178    1,084,736    2,869,946
   Transfers between sub-accounts and the
   company                                               (838,414)     945,406   (1,888,772)    (843,542)
   Withdrawals                                         (2,054,098)  (1,217,135)  (1,727,171)    (711,870)
   Annual contract fee                                     (7,630)      (7,591)     (65,460)     (65,463)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,845,580)    (203,142)  (2,596,667)   1,249,071
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,792,386)     520,752     (351,820)   2,635,864
Contract owners' equity at beginning of period         12,242,727   11,721,975   24,444,304   21,808,440
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $10,450,341  $12,242,727  $24,092,484  $24,444,304
                                                      ===========  ===========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                        Fundamental Value- A     Fundamental Value- B
                                                      -----------------------  ------------------------
                                                          2006        2005         2006         2005
                                                      -----------  ----------  -----------  -----------
Income:
   Dividends                                          $   383,296  $   43,898  $ 1,097,954  $    40,532
Expenses:
   Mortality and expense risk and administration
   charges                                                147,822     156,864      474,209      310,922
                                                      -----------  ----------  -----------  -----------
Net investment income (loss)                              235,474    (112,966)     623,745     (270,390)
Net realized gain (loss)                                  731,872     379,066    1,071,362      524,961
Unrealized appreciation (depreciation) during the
period                                                     96,211     373,515    1,972,672    1,183,605
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         1,063,557     639,615    3,667,779    1,438,176
Changes from principal transactions:
   Purchase payments                                       19,232      48,066    7,901,600    4,742,426
   Transfers between sub-accounts and the
   company                                                126,327     (33,416)   2,636,558    1,071,013
   Withdrawals                                         (1,675,092)   (839,375)  (1,150,940)    (543,476)
   Annual contract fee                                     (6,075)     (5,951)     (58,500)     (46,221)
                                                      -----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,535,608)   (830,676)   9,328,718    5,223,742
                                                      -----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (472,051)   (191,061)  12,996,497    6,661,918
Contract owners' equity at beginning of period          9,548,498   9,739,559   23,935,360   17,273,442
                                                      -----------  ----------  -----------  -----------
Contract owners' equity at end of period              $ 9,076,447  $9,548,498  $36,931,857  $23,935,360
                                                      ===========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        Emerging Growth- B    Natural Resources- B
                                                      --------------------  ------------------------
                                                         2006       2005        2006        2005
                                                      ----------  --------  -----------  -----------
Income:
   Dividends                                          $  551,446  $     --  $ 2,779,707  $   166,699
Expenses:
   Mortality and expense risk and administration
   charges                                                22,396    11,040      231,171      136,811
                                                      ----------  --------  -----------  -----------
Net investment income (loss)                             529,050   (11,040)   2,548,536       29,888
Net realized gain (loss)                                (216,140)   27,072    2,088,004      960,722
Unrealized appreciation (depreciation) during the
period                                                  (229,817)   29,010   (2,477,972)   2,046,008
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           83,093    45,042    2,158,568    3,036,618
Changes from principal transactions:
   Purchase payments                                      58,163    85,774    2,047,844    1,102,006
   Transfers between sub-accounts and the
   company                                               639,513   122,522   (1,120,223)   3,193,709
   Withdrawals                                          (250,229)  (21,871)    (919,851)    (388,008)
   Annual contract fee                                    (4,229)   (2,321)     (29,830)     (18,420)
                                                      ----------  --------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             443,218   184,104      (22,060)   3,889,287
                                                      ----------  --------  -----------  -----------
Total increase (decrease) in contract owners' equity     526,311   229,146    2,136,508    6,925,905
Contract owners' equity at beginning of period           899,544   670,398   12,127,398    5,201,493
                                                      ----------  --------  -----------  -----------
Contract owners' equity at end of period              $1,425,855  $899,544  $14,263,906  $12,127,398
                                                      ==========  ========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                          Sub-Account
                                                      ------------------------------------------------
                                                        Mid Cap Core- B (12)    Quantitative All Cap-B
                                                      ------------------------  ----------------------
                                                         2006          2005          2006      2005
                                                      -----------  -----------    ---------  --------
Income:
   Dividends                                          $   856,482  $   458,834    $  47,664  $ 49,430
Expenses:
   Mortality and expense risk and administration
   charges                                                 51,224       61,756        8,066     7,194
                                                      -----------  -----------    ---------  --------
Net investment income (loss)                              805,258      397,078       39,598    42,236
Net realized gain (loss)                                 (482,446)      86,331       21,324    10,620
Unrealized appreciation (depreciation) during the
period                                                    (84,254)    (377,303)       4,337   (19,966)
                                                      -----------  -----------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                           238,558      106,106       65,259    32,890
Changes from principal transactions:
   Purchase payments                                      358,262      382,615       15,512    92,644
   Transfers between sub-accounts and the
   company                                             (3,664,020)  (1,532,573)    (165,658)  164,959
   Withdrawals                                           (283,312)    (176,989)     (20,257)  (10,540)
   Annual contract fee                                     (9,494)     (13,194)      (1,610)   (1,453)
                                                      -----------  -----------    ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,598,564)  (1,340,141)    (172,013)  245,610
                                                      -----------  -----------    -------------------
Total increase (decrease) in contract owners' equity   (3,360,006)  (1,234,035)    (106,754)  278,500
Contract owners' equity at beginning of period          3,360,006    4,594,041      630,807   352,307
                                                      -----------  -----------    ---------  --------
Contract owners' equity at end of period              $        --  $ 3,360,006    $ 524,053  $630,807
                                                      ===========  ===========    =========  ========

(12) On December 4, 2006, the Mid Cap Core B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      -----------------------------------------------
                                                                                     Small Cap
                                                        Large Cap Value- B     Opportunities- A (13)
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $   472,260  $       --  $  145,456  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 97,273      61,471      67,080      47,712
                                                      -----------  ----------  ----------  ----------
Net investment income (loss)                              374,987     (61,471)     78,376     (47,712)
Net realized gain (loss)                               (1,324,245)    240,815     226,036     810,426
Unrealized appreciation (depreciation) during the
period                                                    (27,560)    365,134      80,123     587,353
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          (976,818)    544,478     384,535   1,350,067
Changes from principal transactions:
   Purchase payments                                      650,257     520,126       4,724       3,380
   Transfers between sub-accounts and the
   company                                              4,490,143   1,742,067    (252,454)  3,821,147
   Withdrawals                                           (415,753)   (396,240)   (744,885)   (586,078)
   Annual contract fee                                    (12,060)     (8,598)     (1,831)     (1,469)
                                                      -----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            4,712,587   1,857,355    (994,446)  3,236,980
                                                      -----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,735,769   2,401,833    (609,911)  4,587,047
Contract owners' equity at beginning of period          4,958,669   2,556,836   4,587,047           0
                                                      -----------  ----------  ----------  ----------
Contract owners' equity at end of period              $ 8,694,438  $4,958,669  $3,977,136  $4,587,047
                                                      ===========  ==========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Small Cap Opportunities- B    Special Value- B
                                                      --------------------------  --------------------
                                                           2006        2005          2006       2005
                                                        ----------  ----------    ---------  ---------
Income:
   Dividends                                            $  272,048  $   55,557    $  88,478  $   3,508
Expenses:
   Mortality and expense risk and administration
   charges                                                 136,613     101,872       12,873     13,968
                                                        ----------  ----------    ---------  ---------
Net investment income (loss)                               135,435     (46,315)      75,605    (10,460)
Net realized gain (loss)                                   319,175    (485,854)      27,564     40,014
Unrealized appreciation (depreciation) during the
period                                                     235,631     863,421      (44,329)     3,279
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                            690,241     331,252       58,840     32,833
Changes from principal transactions:
   Purchase payments                                       780,978     360,180       46,611     59,408
   Transfers between sub-accounts and the
   company                                                (551,108)  5,422,246      (59,057)     7,552
   Withdrawals                                            (447,529)   (190,461)    (121,444)  (143,859)
   Annual contract fee                                     (29,352)    (20,531)      (1,404)    (2,036)
                                                        ----------  ----------    ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (247,011)  5,571,434     (135,294)   (78,935)
                                                        ----------  ----------    ---------  ---------
Total increase (decrease) in contract owners' equity       443,230   5,902,686      (76,454)   (46,102)
Contract owners' equity at beginning of period           8,363,315   2,460,629      811,017    857,119
                                                        ----------  ----------    ---------  ---------
Contract owners' equity at end of period                $8,806,545  $8,363,315    $ 734,563  $ 811,017
                                                        ==========  ==========    =========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Real Return Bond- B    American International- B
                                                      ------------------------  -------------------------
                                                          2006         2005          2006         2005
                                                      -----------  -----------   -----------  -----------
Income:
   Dividends                                          $   606,271  $   648,867   $ 1,313,186  $ 2,587,932
Expenses:
   Mortality and expense risk and administration
   charges                                                215,117      247,904     1,249,358      614,944
                                                      -----------  -----------   -----------  -----------
Net investment income (loss)                              391,154      400,963        63,828    1,972,988
Net realized gain (loss)                                 (148,287)     228,570     2,847,679      752,610
Unrealized appreciation (depreciation) during the
period                                                   (434,936)    (698,824)    8,762,244    5,710,075
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          (192,069)     (69,291)   11,673,751    8,435,673
Changes from principal transactions:
   Purchase payments                                      254,074    1,095,990    24,790,953   23,766,350
   Transfers between sub-accounts and the
   company                                             (3,425,010)   3,690,240     5,713,158    5,749,944
   Withdrawals                                         (2,195,885)    (647,411)   (5,421,311)  (1,330,197)
   Annual contract fee                                    (30,738)     (31,791)      (77,995)     (39,388)
                                                      -----------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (5,397,559)   4,107,028    25,004,805   28,146,709
                                                      -----------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity   (5,589,628)   4,037,737    36,678,556   36,582,382
Contract owners' equity at beginning of period         16,444,746   12,407,009    58,260,081   21,677,699
                                                      -----------  -----------   -----------  -----------
Contract owners' equity at end of period              $10,855,118  $16,444,746   $94,938,637  $58,260,081
                                                      ===========  ===========   ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                                                     American Blue Chip
                                                         American Growth- B          Income & Growth- B
                                                      --------------------------  ------------------------
                                                          2006          2005          2006         2005
                                                      ------------  ------------  -----------  -----------
Income:
   Dividends                                          $  1,068,507  $     83,653  $   421,912  $ 1,895,911
Expenses:
   Mortality and expense risk and administration
   charges                                               2,193,255     1,191,642      316,716      277,090
                                                      ------------  ------------  -----------  -----------
Net investment income (loss)                            (1,124,748)   (1,107,989)     105,196    1,618,821
Net realized gain (loss)                                 3,175,803     1,232,420      514,031   (1,835,456)
Unrealized appreciation (depreciation) during the
period                                                   8,337,417    11,256,349    2,165,784   (1,025,325)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         10,388,472    11,380,780    2,785,011   (1,241,960)
Changes from principal transactions:
   Purchase payments                                    38,400,115    42,436,636      751,565    3,115,741
   Transfers between sub-accounts and the
   company                                               9,356,140     8,516,160      523,928      267,421
   Withdrawals                                          (6,916,761)   (2,379,388)  (1,561,435)    (917,613)
   Annual contract fee                                    (167,805)     (120,358)     (51,212)     (46,288)
                                                      ------------  ------------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            40,671,689    48,453,050     (337,154)   2,419,261
                                                      ------------  ------------  -----------  -----------
Total increase (decrease) in contract owners' equity    51,060,161    59,833,830    2,447,857    1,177,301
Contract owners' equity at beginning of period         109,808,347    49,974,517   18,446,369   17,269,068
                                                      ------------  ------------  -----------  -----------
Contract owners' equity at end of period              $160,868,508  $109,808,347  $20,894,226  $18,446,369
                                                      ============  ============  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                       American Growth Income-B  American Bond Fund- B (14)
                                                      -------------------------  --------------------------
                                                          2006          2005          2006         2005
                                                      ------------  -----------   -----------  -----------
Income:
   Dividends                                          $  1,224,110  $   274,067   $        --  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                               1,914,716    1,005,471       808,940       68,523
                                                      ------------  -----------   -----------  -----------
Net investment income (loss)                              (690,606)    (731,404)     (808,940)     (68,523)
Net realized gain (loss)                                 1,903,390      361,746       (21,850)   2,123,654
Unrealized appreciation (depreciation) during the
period                                                  13,162,582    3,635,898     3,363,463       98,216
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                         14,375,366    3,266,240     2,532,673    2,153,347
Changes from principal transactions:
   Purchase payments                                    37,322,905   43,086,413    37,946,958   16,177,038
   Transfers between sub-accounts and the
   company                                               5,271,952    9,482,333    12,222,254    4,178,612
   Withdrawals                                          (6,806,996)  (2,784,772)   (1,094,851)     (60,549)
   Annual contract fee                                    (103,307)     (72,242)       (3,262)        (335)
                                                      ------------  -----------   -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            35,684,554   49,711,732    49,071,099   20,294,766
                                                      ------------  -----------   -----------  -----------
Total increase (decrease) in contract owners' equity    50,059,920   52,977,972    51,603,772   22,448,113
Contract owners' equity at beginning of period          92,410,245   39,432,273    22,448,113            0
                                                      ------------  -----------   -----------  -----------
Contract owners' equity at end of period              $142,470,165  $92,410,245   $74,051,885  $22,448,113
                                                      ============  ===========   ===========  ===========

(14) On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ------------------------------------------------------
                                                      American Century-Small Company    PIMCO VIT All Asset
                                                      ------------------------------  ----------------------
                                                              2006      2005             2006        2005
                                                           ---------  --------        ----------  ----------
Income:
   Dividends                                               $  48,177  $ 10,636        $  266,753  $  194,421
Expenses:
   Mortality and expense risk and administration
   charges                                                     5,324     6,264            84,597      63,203
                                                           ---------  --------        ----------  ----------
Net investment income (loss)                                  42,853     4,372           182,156     131,218
Net realized gain (loss)                                      12,100     1,468            38,053      34,884
Unrealized appreciation (depreciation) during the
period                                                       (36,782)   19,987           (91,052)     15,375
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                               18,171    25,827           129,157     181,477
Changes from principal transactions:
   Purchase payments                                          16,617    84,310           464,203     471,216
   Transfers between sub-accounts and the
   company                                                  (225,490)  340,765          (746,652)  2,727,188
   Withdrawals                                               (36,748)   (9,287)         (475,226)   (153,862)
   Annual contract fee                                          (585)     (414)          (14,660)     (6,723)
                                                           ---------  --------        ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                                (246,206)  415,374          (772,335)  3,037,819
                                                           ---------  --------        ----------  ----------
Total increase (decrease) in contract owners' equity        (228,035)  441,201          (643,178)  3,219,296
Contract owners' equity at beginning of period               507,868    66,667         5,434,732   2,215,436
                                                           ---------  --------        ----------  ----------
Contract owners' equity at end of period                   $ 279,833  $507,868        $4,791,554  $5,434,732
                                                           =========  ========        ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ----------------------------------------------
                                                         LMFC Core Equity        PIM Classic Value
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  371,850  $       --  $   60,188  $   63,264
Expenses:
   Mortality and expense risk and administration
   charges                                                92,645      58,064      28,716      17,686
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             279,205     (58,064)     31,472      45,578
Net realized gain (loss)                                  34,543     107,153      88,125      20,045
Unrealized appreciation (depreciation) during the
period                                                   (48,854)    259,595     141,272      29,521
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          264,894     308,684     260,869      95,144
Changes from principal transactions:
   Purchase payments                                     506,742   2,568,696     311,420     328,094
   Transfers between sub-accounts and the
   company                                               781,179     697,418     599,138     104,214
   Withdrawals                                          (290,920)    (96,009)    (55,274)    (11,443)
   Annual contract fee                                    (5,381)       (677)     (1,246)       (106)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             991,620   3,169,428     854,038     420,759
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity   1,256,514   3,478,112   1,114,907     515,903
Contract owners' equity at beginning of period         5,273,370   1,795,258   1,274,094     758,191
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $6,529,884  $5,273,370  $2,389,001  $1,274,094
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                    Sub-Account
                                                      ------------------------------------------
                                                                          U.S. Global Leaders
                                                      Quantitative Value     Growth- A (13)
                                                      ------------------  ----------------------
                                                        2006      2005       2006        2005
                                                      --------  --------  ----------  ----------
Income:
   Dividends                                          $ 25,266  $  3,251  $   15,395  $   31,049
Expenses:
   Mortality and expense risk and administration
   charges                                               3,550     1,840      26,759      19,579
                                                      --------  --------  ----------  ----------
Net investment income (loss)                            21,716     1,411     (11,364)     11,470
Net realized gain (loss)                                (6,957)      407       4,981      20,342
Unrealized appreciation (depreciation) during the
period                                                   7,749       320       3,021     102,256
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         22,508     2,138      (3,362)    134,068
Changes from principal transactions:
   Purchase payments                                         0   107,275       7,914       1,100
   Transfers between sub-accounts and the
   company                                              48,874   (83,272)     (1,362)  1,610,477
   Withdrawals                                          (3,594)   (9,393)   (132,053)    (70,375)
   Annual contract fee                                    (392)     (554)     (1,715)     (1,045)
                                                      --------  --------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            44,888    14,056    (127,216)  1,540,157
                                                      --------  --------  ----------  ----------
Total increase (decrease) in contract owners' equity    67,396    16,194    (130,578)  1,674,225
Contract owners' equity at beginning of period         123,912   107,718   1,674,225           0
                                                      --------  --------  ----------  ----------
Contract owners' equity at end of period              $191,308  $123,912  $1,543,647  $1,674,225
                                                      ========  ========  ==========  ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                        U.S. Global Leaders        John Hancock
                                                             Growth- B           Strategic Income
                                                      ----------------------  ----------------------
                                                          2006       2005        2006         2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $   41,110  $   77,720  $   65,060  $   64,464
Expenses:
   Mortality and expense risk and administration
   charges                                                67,324      52,569      35,485      22,506
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (26,214)     25,151      29,575      41,958
Net realized gain (loss)                                  51,514      14,972      13,230       2,627
Unrealized appreciation (depreciation) during the
period                                                   (28,664)    258,262        (369)    (33,686)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           (3,364)    298,385      42,436      10,899
Changes from principal transactions:
   Purchase payments                                      86,836     412,467     112,712     509,783
   Transfers between sub-accounts and the
   company                                              (562,212)  3,366,414     596,580     478,448
   Withdrawals                                          (176,294)    (82,851)   (224,424)    (25,832)
   Annual contract fee                                   (10,010)     (7,232)     (2,232)       (328)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (661,680)  3,688,798     482,636     962,071
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (665,044)  3,987,183     525,072     972,970
Contract owners' equity at beginning of period         4,576,232     589,049   1,718,510     745,540
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,911,188  $4,576,232  $2,243,582  $1,718,510
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                      John Hancock Intl' Eq   John Hancock Intl' Eq
                                                           Index- A (15)           Index- B (15)
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  -----------
Income:
   Dividends                                          $   24,117  $   81,598  $   50,744  $  216,386
Expenses:
   Mortality and expense risk and administration
   charges                                                23,124      14,357      57,311      39,430
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                                 993      67,241      (6,567)    176,956
Net realized gain (loss)                                 101,943      52,007     144,078      65,492
Unrealized appreciation (depreciation) during the
period                                                   210,630       1,152     614,466     123,557
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          313,566     120,400     751,977     366,005
Changes from principal transactions:
   Purchase payments                                       9,603       8,799     165,046     414,759
   Transfers between sub-accounts and the
   company                                               468,292      59,449     318,854     (72,890)
   Withdrawals                                          (169,322)   (106,470)   (199,673)    (58,120)
   Annual contract fee                                      (792)       (744)    (11,380)     (8,193)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             307,781     (38,966)    272,847     275,556
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     621,347      81,434   1,024,824     641,561
Contract owners' equity at beginning of period         1,087,074   1,005,640   3,077,328   2,435,767
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,708,421  $1,087,074  $4,102,152  $3,077,328
                                                      ==========  ==========  ==========  ==========

(14) On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      --------------------------------------------------
                                                         Active Bond- A (13)       Active Bond-B (12)
                                                      ------------------------  ------------------------
                                                          2006         2005         2006         2005
                                                      -----------  -----------  -----------  -----------
Income:
   Dividends                                          $   266,708  $    25,253  $ 1,630,598  $   141,673
Expenses:
   Mortality and expense risk and administration
   charges                                                148,494      113,766    1,010,529      614,408
                                                      -----------  -----------  -----------  -----------
Net investment income (loss)                              118,214      (88,513)     620,069     (472,735)
Net realized gain (loss)                                   17,125       13,544     (159,193)     (39,589)
Unrealized appreciation (depreciation) during the
period                                                    112,153      134,635      930,155      578,289
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           247,492       59,666    1,391,031       65,965
Changes from principal transactions:
   Purchase payments                                       36,496        6,735    3,001,154   16,016,427
   Transfers between sub-accounts and the
   company                                               (656,928)  11,186,344      524,626   48,032,511
   Withdrawals                                         (1,241,941)  (1,029,999)  (4,175,660)    (889,323)
   Annual contract fee                                     (4,944)      (3,360)     (40,977)     (10,420)
                                                      -----------  -----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (1,867,317)  10,159,720     (690,857)  63,149,195
                                                      -----------  -----------  -----------  -----------
Total increase (decrease) in contract owners' equity   (1,619,825)  10,219,386      700,174   63,215,160
Contract owners' equity at beginning of period         10,219,386            0   63,215,160            0
                                                      -----------  -----------  -----------  -----------
Contract owners' equity at end of period              $ 8,599,561  $10,219,386  $63,915,334  $63,215,160
                                                      ===========  ===========  ===========  ===========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      ---------------------------------------------------------
                                                                                    Independence Investment LLC
                                                      CGTC Overseas Equity- B (13)        Small Cap-B (13)
                                                      ----------------------------  ---------------------------
                                                             2006      2005                2006     2005
                                                           --------  --------            -------  -------
Income:
   Dividends                                               $ 22,005  $  1,778            $ 7,986  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                    9,851       768              1,267      224
                                                           --------  --------            -------  -------
Net investment income (loss)                                 12,154     1,010              6,719     (224)
Net realized gain (loss)                                     19,307     4,871             (3,307)     120
Unrealized appreciation (depreciation) during the
period                                                       60,669     7,950             (3,429)   1,741
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners equity
from operations                                              92,130    13,831                (17)   1,637
Changes from principal transactions:
   Purchase payments                                        220,178    61,421             11,032      500
   Transfers between sub-accounts and the
   company                                                  386,615    95,528              2,191   58,069
   Withdrawals                                              (46,827)     (877)            (1,646)       0
   Annual contract fee                                       (1,588)     (163)              (211)      (7)
                                                           --------  --------            -------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                                558,378   155,909             11,366   58,562
                                                           --------  --------            -------  -------
Total increase (decrease) in contract owners' equity        650,508   169,740             11,349   60,199
Contract owners' equity at beginning of period              169,740         0             60,199        0
                                                           --------  --------            -------  -------
Contract owners' equity at end of period                   $820,248  $169,740            $71,548  $60,199
                                                           ========  ========            =======  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Marisco International
                                                      Opportunities- B (13)  T Rowe Price Mid Value- B (13)
                                                      ---------------------  ------------------------------
                                                         2006       2005             2006       2005
                                                      ----------  --------        ----------  --------
Income:
   Dividends                                          $   64,504  $     --        $   45,662  $    803
Expenses:
   Mortality and expense risk and administration
   charges                                                25,699     2,869            11,431       551
                                                      ----------  --------        ----------  --------
Net investment income (loss)                              38,805    (2,869)           34,231       252
Net realized gain (loss)                                  22,125    17,293             5,623       165
Unrealized appreciation (depreciation) during the
period                                                   256,056    66,290            86,774     2,907
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners equity
from operations                                          316,986    80,714           126,628     3,324
Changes from principal transactions:
   Purchase payments                                     471,657    86,675           270,357    91,005
   Transfers between sub-accounts and the
   company                                             1,861,746   437,323           605,884    94,503
   Withdrawals                                          (156,343)   (3,951)          (42,433)   (1,237)
   Annual contract fee                                    (2,619)      (83)             (962)      (21)
                                                      ----------  --------        ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                           2,174,441   519,964           832,846   184,250
                                                      ----------  --------        ----------  --------
Total increase (decrease) in contract owners' equity   2,491,427   600,678           959,474   187,574
Contract owners' equity at beginning of period           600,678         0           187,574         0
                                                      ----------  --------        ----------  --------
Contract owners' equity at end of period              $3,092,105  $600,678        $1,147,048  $187,574
                                                      ==========  ========        =========   ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                   Sub-Account
                                                      --------------------------------------
                                                           UBS Large        U.S. High Yield
                                                          Cap-  B(13)          Bond- B (13)
                                                      -------------------  -----------------
                                                         2006      2005      2006      2005
                                                      ---------  --------  --------  -------
Income:
   Dividends                                          $   2,541  $     --  $  3,446  $    --
Expenses:
   Mortality and expense risk and administration
   charges                                                1,560       205     2,126      175
                                                      ---------  --------  --------  -------
Net investment income (loss)                                981      (205)    1,320     (175)
Net realized gain (loss)                                  3,416         7       637        6
Unrealized appreciation (depreciation) during the
period                                                   10,491     2,094     8,668      922
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners equity
from operations                                          14,888     1,896    10,625      753
Changes from principal transactions:
   Purchase payments                                      6,976    16,500     4,302    3,215
   Transfers between sub-accounts and the
   company                                               27,834    82,689   214,715   63,635
   Withdrawals                                             (523)        0   (10,750)    (259)
   Annual contract fee                                     (397)        0       (36)       0
                                                      ---------  --------  --------  -------
Net increase (decrease) in contract owners' equity
from principal transactions:                             33,890    99,189   208,231   66,591
                                                      ---------  --------  --------  -------
Total increase (decrease) in contract owners' equity     48,778   101,085   218,856   67,344
Contract owners' equity at beginning of period          101,085         0    67,344        0
                                                      ---------  --------  --------  -------
Contract owners' equity at end of period              $ 149,863  $101,085  $286,200  $67,344
                                                      =========  ========  ========  =======

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      ------------------------------------------
                                                      Wellington Small Cap  Wellington Small Cap
                                                         Growth- B (13)         Value-B (13)
                                                      --------------------  --------------------
                                                         2006       2005       2006       2005
                                                      ----------  --------  ----------  --------
Income:
   Dividends                                          $       --  $  4,582  $  251,761  $  4,794
Expenses:
   Mortality and expense risk and administration
   charges                                                17,618     1,725      25,622     3,456
                                                      ----------  --------  ----------  --------
Net investment income (loss)                             (17,618)    2,857     226,139     1,338
Net realized gain (loss)                                  48,389     1,457     (74,427)    3,155
Unrealized appreciation (depreciation) during the
period                                                    57,102    22,448     102,762     4,349
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners equity
from operations                                           87,873    26,762     254,474     8,842
Changes from principal transactions:
   Purchase payments                                     299,467    72,226     294,001   238,855
   Transfers between sub-accounts and the
   company                                               436,606   379,134     903,361   582,700
   Withdrawals                                           (27,769)      (28)    (97,958)   (2,778)
   Annual contract fee                                    (1,289)     (138)     (1,740)     (147)
                                                      ----------  --------  ----------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             707,015   451,194   1,097,664   818,630
                                                      ----------  --------  ----------  --------
Total increase (decrease) in contract owners' equity     794,888   477,956   1,352,138   827,472
Contract owners' equity at beginning of period           477,956         0     827,472         0
                                                      ----------  --------  ----------  --------
Contract owners' equity at end of period              $1,272,844  $477,956  $2,179,610  $827,472
                                                      ==========  ========  ==========  ========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                               Sub-Account
                                                      ---------------------------------------------------------

                                                      Wells Capital Core         Index             Large Cap
                                                          Bond-B (13)      Allocation - B (16)   Value - A (17)
                                                      ------------------  --------------------  ---------------
                                                         2006      2005           2006               2006
                                                      ---------  -------  --------------------  ---------------
Income:
   Dividends                                          $   3,170  $    --      $   130,376          $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                3,263      430           65,347               3,702
                                                      ---------  -------      -----------          ----------
Net investment income (loss)                                (93)    (430)          65,029              (3,702)
Net realized gain (loss)                                  4,926      (47)          (3,785)          1,756,598
Unrealized appreciation (depreciation) during the
period                                                    4,788      336          560,089              46,682
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners equity
from operations                                           9,621     (141)         621,333           1,799,578
Changes from principal transactions:
   Purchase payments                                          0   45,250        7,833,175               3,681
   Transfers between sub-accounts and the
   company                                              252,364   39,407        4,560,581           1,214,311
   Withdrawals                                         (135,738)       0          (14,046)            (23,796)
   Annual contract fee                                      (21)      --             (489)               (770)
                                                      ---------  -------      -----------          ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            116,605   84,657       12,379,221           1,193,426
                                                      ---------  -------      -----------          ----------
Total increase (decrease) in contract owners' equity    126,226   84,516       13,000,554           2,993,004
Contract owners' equity at beginning of period           84,516       --               --                  --
                                                      ---------  -------      -----------          ----------
Contract owners' equity at end of period              $ 210,742  $84,516      $13,000,554          $2,993,004
                                                      =========  =======      ===========          ==========

(13) Commencement of Operations, April 29, 2005, through a vote of the Board of Directors.

(16) Commencement of Operations, February 16, 2006, through a vote of the Board of Directors.

(17) Commencement of Operations, December 1, 2006, through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Capital Growth-B  Scudder Global Discovery- B
                                                      ------------------------  ---------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  ----------
Income:
   Dividends                                           $   10,213  $    9,199     $   24,506  $    5,077
Expenses:
   Mortality and expense risk and administration
   charges                                                 87,477      65,729         43,806      26,954
                                                       ----------  ----------     ----------  ----------
Net investment income (loss)                              (77,264)    (56,530)       (19,300)    (21,877)
Net realized gain (loss)                                  140,011      84,514        173,536      72,674
Unrealized appreciation (depreciation) during the
period                                                    264,363     451,187        336,614     248,719
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           327,110     479,171        490,850     299,516
Changes from principal transactions:
   Purchase payments                                       52,186     134,882         26,573      76,184
   Transfers between sub-accounts and the
   company                                              2,549,524   3,571,835        139,574     833,481
   Withdrawals                                           (554,414)   (102,031)       (83,561)    (19,938)
   Annual contract fee                                    (20,125)    (15,215)       (11,474)     (6,928)
                                                       ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            2,027,171   3,589,471         71,112     882,799
                                                       ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity    2,354,281   4,068,642        561,962   1,182,315
Contract owners' equity at beginning of period          5,559,174   1,490,532      2,476,652   1,294,337
                                                       ----------  ----------     ----------  ----------
Contract owners' equity at end of period               $7,913,455  $5,559,174     $3,038,614  $2,476,652
                                                       ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ----------------------------------------------------
                                                      Scudder Growth & Income-B  Scudder Health Sciences-B
                                                      -------------------------  -------------------------
                                                          2006        2005           2006         2005
                                                       ----------  ----------     ----------  -----------
Income:
   Dividends                                           $   25,016  $   27,710     $   11,129  $        --
Expenses:
   Mortality and expense risk and administration
   charges                                                 65,295      56,213         45,734       41,900
                                                       ----------  ----------     ----------  -----------
Net investment income (loss)                              (40,279)    (28,503)       (34,605)     (41,900)
Net realized gain (loss)                                   89,664      69,086        156,775       51,453
Unrealized appreciation (depreciation) during the
period                                                    405,625     169,217           (249)     153,695
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners equity
from operations                                           455,010     209,800        121,921      163,248
Changes from principal transactions:
   Purchase payments                                      145,104    (125,978)        47,860      131,413
   Transfers between sub-accounts and the
   company                                                 (5,307)  1,022,247        429,450      168,212
   Withdrawals                                           (276,458)   (171,074)      (772,867)     (91,552)
   Annual contract fee                                    (14,465)    (13,283)       (12,867)     (10,232)
                                                       ----------  ----------     ----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (151,126)    711,912       (308,424)     197,841
                                                       ----------  ----------     ----------  -----------
Total increase (decrease) in contract owners' equity      303,884     921,712       (186,503)     361,089
Contract owners' equity at beginning of period          3,982,904   3,061,192      2,812,643    2,451,554
                                                       ----------  ----------     ----------  -----------
Contract owners' equity at end of period               $4,286,788  $3,982,904     $2,626,140  $ 2,812,643
                                                       ==========  ==========     ==========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                             Sub-Account
                                                      --------------------------------------------------------
                                                      Scudder International- B  Scudder Mid Cap Growth- B (18)
                                                      ------------------------  ------------------------------
                                                          2006        2005              2006       2005
                                                       ----------  ----------       ----------  ----------
Income:
   Dividends                                           $   61,803  $   48,516       $       --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 64,718      56,401           25,068      20,019
                                                       ----------  ----------       ----------  ----------
Net investment income (loss)                               (2,915)     (7,885)         (25,068)    (20,019)
Net realized gain (loss)                                  366,951     173,043          121,644      35,237
Unrealized appreciation (depreciation) during the
period                                                    482,663     287,287            7,959     121,361
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           846,699     452,445          104,535     136,579
Changes from principal transactions:
   Purchase payments                                       41,758     133,716            4,282      14,951
   Transfers between sub-accounts and the
   company                                              1,021,707    (380,212)         402,784     (55,380)
   Withdrawals                                           (765,554)    (82,170)        (207,864)    (38,820)
   Annual contract fee                                    (13,434)    (10,805)          (7,146)     (5,328)
                                                       ----------  ----------       ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              284,477    (339,471)         192,056     (84,577)
                                                       ----------  ----------       ----------  ----------
Total increase (decrease) in contract owners' equity    1,131,176     112,974          296,591      52,002
Contract owners' equity at beginning of period          3,746,485   3,633,511        1,362,952   1,310,950
                                                       ----------  ----------       ----------  ----------
Contract owners' equity at end of period               $4,877,661  $3,746,485       $1,659,543  $1,362,952
                                                       ==========  ==========       ==========  ==========

(18) On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ---------------------------------------------------
                                                        Scudder Blue Chip-B    Scudder Contrarian Value-B
                                                      -----------------------  --------------------------
                                                         2006         2005          2006        2005
                                                      -----------  ----------    ----------  ----------
Income:
   Dividends                                          $   259,600  $   24,193    $   56,589  $   70,170
Expenses:
   Mortality and expense risk and administration
   charges                                                 74,110      68,094        73,434      72,803
                                                      -----------  ----------    ----------  ----------
Net investment income (loss)                              185,490     (43,901)      (16,845)     (2,633)
Net realized gain (loss)                                  335,523     109,014       123,382      76,935
Unrealized appreciation (depreciation) during the
period                                                     52,016     269,783       481,425     (79,785)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           573,029     334,896       587,962      (5,483)
Changes from principal transactions:
   Purchase payments                                       26,339     153,944        80,188     193,911
   Transfers between sub-accounts and the
   company                                                569,748      34,985      (248,830)   (436,455)
   Withdrawals                                         (1,063,193)   (184,926)     (296,829)   (131,863)
   Annual contract fee                                    (17,821)    (16,344)      (19,266)    (18,287)
                                                      -----------  ----------    ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (484,927)    (12,341)     (484,737)   (392,694)
                                                      -----------  ----------    ----------  ----------
Total increase (decrease) in contract owners' equity       88,102     322,555       103,225    (398,177)
Contract owners' equity at beginning of period          4,444,586   4,122,031     4,640,019   5,038,196
                                                      -----------  ----------    ----------  ----------
Contract owners' equity at end of period              $ 4,532,688  $4,444,586    $4,743,244  $4,640,019
                                                      ===========  ==========    ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                                Sub-Account
                                                      -----------------------------------------------------------
                                                      Scudder Global Blue Chip-B  Scudder Government Securities-B
                                                      --------------------------  -------------------------------
                                                           2006        2005               2006        2005
                                                        ----------  ----------         ----------  ----------
Income:
   Dividends                                            $  179,974  $       --         $  121,763  $  161,376
Expenses:
   Mortality and expense risk and administration
   charges                                                  33,523      29,700             55,629      59,558
                                                        ----------  ----------         ----------  ----------
Net investment income (loss)                               146,451     (29,700)            66,134     101,818
Net realized gain (loss)                                   452,551      75,964            (22,525)     (3,982)
Unrealized appreciation (depreciation) during the
period                                                     (50,115)    346,149             21,114     (76,888)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            548,887     392,413             64,723      20,948
Changes from principal transactions:
   Purchase payments                                         2,607      33,008             11,801      63,001
   Transfers between sub-accounts and the
   company                                                (562,874)    519,576           (193,060)     64,889
   Withdrawals                                            (348,913)    (74,374)          (365,559)   (148,091)
   Annual contract fee                                      (8,049)     (7,565)            (9,542)    (10,857)
                                                        ----------  ----------         ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (917,229)    470,645           (556,360)    (31,058)
                                                        ----------  ----------         ----------  ----------
Total increase (decrease) in contract owners' equity      (368,342)    863,058           (491,637)    (10,110)
Contract owners' equity at beginning of period           2,275,951   1,412,893          3,610,161   3,620,271
                                                        ----------  ----------         ----------  ----------
Contract owners' equity at end of period                $1,907,609  $2,275,951         $3,118,524  $3,610,161
                                                        ==========  ==========         ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                       Sub-Account
                                                      ----------------------------------------------
                                                                               Scudder International
                                                       Scudder High Income-B      Select Equity-B
                                                      ----------------------  ----------------------
                                                         2006        2005        2006        2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $  281,923  $  385,095  $   59,624  $   62,560
Expenses:
   Mortality and expense risk and administration
   charges                                                58,136      63,158      61,073      45,843
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             223,787     321,937      (1,449)     16,717
Net realized gain (loss)                                 (19,350)     24,450     228,904     173,012
Unrealized appreciation (depreciation) during the
period                                                    85,970    (293,642)    491,722     153,131
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          290,407      52,745     719,177     342,860
Changes from principal transactions:
   Purchase payments                                      30,508     140,013      34,290     215,219
   Transfers between sub-accounts and the
   company                                              (216,683)   (461,555)   (111,344)    477,494
   Withdrawals                                          (262,368)   (230,460)   (292,621)    (88,393)
   Annual contract fee                                   (12,950)    (14,399)    (15,992)    (10,763)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (461,493)   (566,401)   (385,667)    593,557
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (171,086)   (513,656)    333,510     936,417
Contract owners' equity at beginning of period         3,725,968   4,239,624   3,400,470   2,464,053
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $3,554,882  $3,725,968  $3,733,980  $3,400,470
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                      Scudder Fixed Income-B   Scudder Money Market-B
                                                      ----------------------  ------------------------
                                                         2006        2005         2006         2005
                                                      ----------  ----------  -----------  -----------
Income:
   Dividends                                          $  238,167  $  295,709  $   158,840  $    54,758
Expenses:
   Mortality and expense risk and administration
   charges                                               121,223     121,869       65,568       35,683
                                                      ----------  ----------  -----------  -----------
Net investment income (loss)                             116,944     173,840       93,272       19,075
Net realized gain (loss)                                 (58,469)    (13,939)      (4,725)         (28)
Unrealized appreciation (depreciation) during the
period                                                   124,429    (143,548)           0            0
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners equity
from operations                                          182,904      16,353       88,547       19,047
Changes from principal transactions:
   Purchase payments                                      58,091     376,289       29,593    2,820,551
   Transfers between sub-accounts and the
   company                                               287,579      55,309    1,676,957   (1,395,210)
   Withdrawals                                          (560,109)   (495,020)  (2,348,049)     (45,241)
   Annual contract fee                                   (21,782)    (23,626)     (12,119)     (11,703)
                                                      ----------  ----------  -----------  -----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (236,221)    (87,048)    (653,618)   1,368,397
                                                      ----------  ----------  -----------  -----------
Total increase (decrease) in contract owners' equity     (53,317)    (70,695)    (565,071)   1,387,444
Contract owners' equity at beginning of period         7,593,395   7,664,090    3,737,984    2,350,540
                                                      ----------  ----------  -----------  -----------
Contract owners' equity at end of period              $7,540,078  $7,593,395  $ 3,172,913  $ 3,737,984
                                                      ==========  ==========  ===========  ===========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            Sub-Account
                                                      -------------------------------------------------------
                                                      Scudder Small Cap Growth-B  Scudder Technology Growth-B
                                                      --------------------------  ---------------------------
                                                           2006        2005            2006        2005
                                                        ----------  ----------      ----------  ----------
Income:
   Dividends                                            $       --  $       --      $       --  $    1,871
Expenses:
   Mortality and expense risk and administration
   charges                                                  56,727      53,441          27,353      25,407
                                                        ----------  ----------      ----------  ----------
Net investment income (loss)                               (56,727)    (53,441)        (27,353)    (23,536)
Net realized gain (loss)                                   147,127      76,657          34,804      14,801
Unrealized appreciation (depreciation) during the
period                                                      21,521     199,123         (53,895)     46,045
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            111,921     222,339         (46,444)     37,310
Changes from principal transactions:
   Purchase payments                                        52,607     151,572          30,518     125,654
   Transfers between sub-accounts and the
   company                                                (197,460)    470,432         109,466     107,382
   Withdrawals                                            (364,683)   (119,974)       (237,620)    (82,175)
   Annual contract fee                                     (12,377)    (12,352)         (6,673)     (6,157)
                                                        ----------  ----------      ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (521,913)    489,678        (104,309)    144,704
                                                        ----------  ----------      ----------  ----------
Total increase (decrease) in contract owners' equity      (409,992)    712,017        (150,753)    182,014
Contract owners' equity at beginning of period           3,614,806   2,902,789       1,724,406   1,542,392
                                                        ----------  ----------      ----------  ----------
Contract owners' equity at end of period                $3,204,814  $3,614,806      $1,573,653  $1,724,406
                                                        ==========  ==========      ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      -----------------------------------------------------
                                                      Scudder Total Return-B  Scudder Davis Venture Value-B
                                                      ----------------------  -----------------------------
                                                         2006        2005            2006        2005
                                                      ----------  ----------     -----------  ----------
Income:
   Dividends                                          $   60,279  $   69,683     $    21,553  $   25,330
Expenses:
   Mortality and expense risk and administration
   charges                                                43,445      47,620         123,512     114,281
                                                      ----------  ----------     -----------  ----------
Net investment income (loss)                              16,834      22,063        (101,959)    (88,951)
Net realized gain (loss)                                  61,852      46,226         425,552     117,374
Unrealized appreciation (depreciation) during the
period                                                   128,842      (9,442)        561,526     482,134
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          207,528      58,847         885,119     510,557
Changes from principal transactions:
   Purchase payments                                      19,425     126,375          85,667     409,179
   Transfers between sub-accounts and the
   company                                              (109,129)    (40,245)       (634,858)    431,063
   Withdrawals                                          (319,480)   (624,809)       (600,034)   (122,214)
   Annual contract fee                                   (11,123)    (13,145)        (26,986)    (23,734)
                                                      ----------  ----------     -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (420,307)   (551,824)     (1,176,211)    694,294
                                                      ----------  ----------     -----------  ----------
Total increase (decrease) in contract owners' equity    (212,779)   (492,977)       (291,092)  1,204,851
Contract owners' equity at beginning of period         2,805,392   3,298,369       7,753,714   6,548,863
                                                      ----------  ----------     -----------  ----------
Contract owners' equity at end of period              $2,592,613  $2,805,392     $ 7,462,622  $7,753,714
                                                      ==========  ==========     ===========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -------------------------------------------------
                                                      Scudder Dreman Financial    Scudder Dreman High
                                                           Services-B (19)          Return Equity-B
                                                      ------------------------  -----------------------
                                                          2006         2005        2006         2005
                                                       -----------  ----------  -----------  ----------
Income:
   Dividends                                           $   368,730  $   24,546  $   628,282  $   98,674
Expenses:
   Mortality and expense risk and administration
   charges                                                  20,554      26,066      158,183     117,675
                                                       -----------  ----------  -----------  ----------
Net investment income (loss)                               348,176      (1,520)     470,099     (19,001)
Net realized gain (loss)                                  (125,836)     10,772      490,903     118,475
Unrealized appreciation (depreciation) during the
period                                                    (133,001)    (42,147)     664,395     343,571
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                             89,339     (32,895)   1,625,397     443,045
Changes from principal transactions:
   Purchase payments                                         7,892      93,642      124,443     376,999
   Transfers between sub-accounts and the
   company                                              (1,607,059)     23,021    4,580,743     863,133
   Withdrawals                                            (200,316)    (44,825)    (932,903)   (236,838)
   Annual contract fee                                      (6,345)     (6,922)     (36,907)    (28,954)
                                                       -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (1,805,828)     64,916    3,735,376     974,340
                                                       -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (1,716,489)     32,021    5,360,773   1,417,385
Contract owners' equity at beginning of period           1,716,489   1,684,468    8,238,139   6,820,754
                                                       -----------  ----------  -----------  ----------
Contract owners' equity at end of period               $        --  $1,716,489  $13,598,912  $8,238,139
                                                       ===========  ==========  ===========  ==========

(19) On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      --------------------------------------------
                                                                                 Scudder Salomon
                                                      Scudder Dreman Small        Aggressive
                                                           Cap Value-B         Growth- B (20, 21)
                                                      ----------------------  --------------------
                                                          2006       2005        2006       2005
                                                      ----------  ----------  ---------  ---------
Income:
   Dividends                                          $  523,357  $  472,814  $ 205,493  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                97,382      84,166     11,046     14,002
                                                      ----------  ----------  ---------  ---------
Net investment income (loss)                             425,975     388,648    194,447    (14,002)
Net realized gain (loss)                                 439,692     128,656    (13,285)    59,864
Unrealized appreciation (depreciation) during the
period                                                   426,308     (99,926)  (115,057)    38,120
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners equity
from operations                                        1,291,975     417,378     66,105     83,982
Changes from principal transactions:
   Purchase payments                                     115,043     276,151      2,015     30,296
   Transfers between sub-accounts and the
   company                                              (635,255)    304,378   (617,768)  (392,722)
   Withdrawals                                          (449,844)   (135,883)  (147,197)   (14,752)
   Annual contract fee                                   (24,399)    (21,169)    (2,739)    (2,563)
                                                      ----------  ----------  ---------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (994,455)    423,477   (765,689)  (379,741)
                                                      ----------  ----------  ---------  ---------
Total increase (decrease) in contract owners' equity     297,520     840,855   (699,584)  (295,759)
Contract owners' equity at beginning of period         5,911,775   5,070,920    699,584    995,343
                                                      ----------  ----------  ---------  ---------
Contract owners' equity at end of period              $6,209,295  $5,911,775  $      --  $ 699,584
                                                      ==========  ==========  =========  =========

(20) On August 1, 2005, the Scudder Invesco Dynamic Growth -B sub-account was renamed Scudder Salomon Aggressive Growth - Bsub-account through a vote of the Board of Directors.

(21) On December 6, 2006, Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                      Scudder Janus Growth &   Scudder Janus Growth
                                                             Income-B           Opportunities-B (22)
                                                      ----------------------  -----------------------
                                                         2006        2005        2006         2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $    5,547  $       --  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                37,275      34,974       14,795      11,510
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                             (31,728)    (34,974)     (14,795)    (11,510)
Net realized gain (loss)                                 161,710      41,096       10,515      69,817
Unrealized appreciation (depreciation) during the
period                                                    15,832     216,492      (69,240)      5,198
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          145,814     222,614      (73,520)     63,505
Changes from principal transactions:
   Purchase payments                                      14,976     187,812        4,029      32,866
   Transfers between sub-accounts and the
   company                                              (188,823)    119,334   (1,104,607)    723,184
   Withdrawals                                          (289,493)    (79,883)     (54,140)    (31,129)
   Annual contract fee                                    (7,858)     (7,477)      (4,446)     (1,995)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (471,198)    219,786   (1,159,164)    722,926
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity    (325,384)    442,400   (1,232,684)    786,431
Contract owners' equity at beginning of period         2,502,643   2,060,243    1,232,684     446,253
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,177,259  $2,502,643  $        --  $1,232,684
                                                      ==========  ==========  ===========  ==========

(22) On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                             Scudder MFS             Scudder Oak
                                                      Strategic Value-B (23)   Strategic Equity-B (24)
                                                      -----------------------  -----------------------
                                                          2006        2005         2006        2005
                                                      -----------  ----------  -----------  ----------
Income:
   Dividends                                          $   192,778  $  375,236  $        --  $       --
Expenses:
   Mortality and expense risk and administration
   charges                                                 39,960      60,924       19,664      26,343
                                                      -----------  ----------  -----------  ----------
Net investment income (loss)                              152,818     314,312      (19,664)    (26,343)
Net realized gain (loss)                                   (5,780)    109,893       60,127      (6,378)
Unrealized appreciation (depreciation) during the
period                                                    (41,139)   (529,226)     (12,721)    (72,835)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           105,899    (105,021)      27,742    (105,556)
Changes from principal transactions:
   Purchase payments                                       14,096     195,798       25,283      82,933
   Transfers between sub-accounts and the
   company                                             (3,622,290)   (435,338)  (1,289,996)   (361,082)
   Withdrawals                                           (143,509)    (76,715)    (174,438)    (36,001)
   Annual contract fee                                     (8,896)    (11,813)      (4,351)     (6,039)
                                                      -----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (3,760,599)   (328,068)  (1,443,502)   (320,189)
                                                      -----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity   (3,654,700)   (433,089)  (1,415,760)   (425,745)
Contract owners' equity at beginning of period          3,654,700   4,087,789    1,415,760   1,841,505
                                                      -----------  ----------  -----------  ----------
Contract owners' equity at end of period              $        --  $3,654,700  $        --  $1,415,760
                                                      ===========  ==========  ===========  ==========

(23) On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors.

(24) On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      -----------------------------------------------
                                                           Scudder Turner
                                                          Mid Cap Growth-B      Scudder Real Estate-B
                                                      -----------------------  ----------------------
                                                          2006        2005        2006        2005
                                                      -----------  ----------  ----------  ----------
Income:
   Dividends                                          $  218,164   $       --  $   80,192  $  380,352
Expenses:
   Mortality and expense risk and administration
   charges                                                42,626       36,427      75,436      68,312
                                                      ----------   ----------  ----------  ----------
Net investment income (loss)                             175,538      (36,427)      4,756     312,040
Net realized gain (loss)                                  (7,713)     151,640     409,151     218,951
Unrealized appreciation (depreciation) during the
period                                                  (101,024)     113,067   1,017,684    (126,023)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                           66,801      228,280   1,431,591     404,968
Changes from principal transactions:
   Purchase payments                                      54,025      135,866      88,965     158,789
   Transfers between sub-accounts and the
   company                                              (173,939)     513,305    (408,163)   (240,349)
   Withdrawals                                          (146,009)     (36,062)   (349,296)    (98,620)
   Annual contract fee                                   (11,408)      (7,876)    (18,472)    (16,481)
                                                      ----------   ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (277,331)     605,233    (686,966)   (196,661)
                                                      ----------   ----------  ----------  ----------
Total increase (decrease) in contract owners' equity    (210,530)     833,513     744,625     208,307
Contract owners' equity at beginning of period         2,725,202    1,891,689   4,382,802   4,174,495
                                                      ----------   ----------  ----------  ----------
Contract owners' equity at end of period              $2,514,672   $2,725,202  $5,127,427  $4,382,802
                                                      ==========   ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      -----------------------------------------------
                                                         Scudder Strategic        Scudder Income
                                                             Income-B         Allocation - B (25, 26)
                                                      ----------------------  -----------------------
                                                         2006        2005          2006       2005
                                                      ----------  ----------  -----------  ----------
Income:
   Dividends                                          $  130,939  $  182,962  $    79,412  $      549
Expenses:
   Mortality and expense risk and administration
   charges                                                39,693      37,177       17,622      14,439
                                                      ----------  ----------  -----------  ----------
Net investment income (loss)                              91,246     145,785       61,790     (13,890)
Net realized gain (loss)                                 (12,362)     (3,817)     (11,313)     10,695
Unrealized appreciation (depreciation) during the
period                                                    86,666    (135,618)     (28,744)     27,232
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          165,550       6,350       21,733      24,037
Changes from principal transactions:
   Purchase payments                                      14,378     196,360       75,475   1,002,256
   Transfers between sub-accounts and the
   company                                               144,947     140,865   (1,329,176)     81,994
   Withdrawals                                          (171,746)    (95,960)     (27,788)     (5,680)
   Annual contract fee                                    (8,703)     (7,779)      (1,135)     (1,521)
                                                      ----------  ----------  -----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (21,124)    233,486   (1,282,624)  1,077,049
                                                      ----------  ----------  -----------  ----------
Total increase (decrease) in contract owners' equity     144,426     239,836   (1,260,891)  1,101,086
Contract owners' equity at beginning of period         2,353,863   2,114,027    1,260,891     159,805
                                                      ----------  ----------  -----------  ----------
Contract owners' equity at end of period              $2,498,289  $2,353,863  $        --  $1,260,891
                                                      ==========  ==========  ===========  ==========

(25) On February 6, 2006, the Scudder Conservative Income Strategy - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

(26) On September 18, 2006 Scudder Income Allocation - B sub-account ceased operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                          Scudder Moderate       Scudder Conservative
                                                         Allocation - B (27)      Allocation - B (28)
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $   378,959  $    17,059  $  131,312  $    6,825
Expenses:
   Mortality and expense risk and administration
   charges                                                403,121      218,825     128,198      68,090
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (24,162)    (201,766)      3,114     (61,265)
Net realized gain (loss)                                  102,600      150,139      92,710      11,470
Unrealized appreciation (depreciation) during the
period                                                  2,050,547      658,035     424,950     192,036
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         2,128,985      606,408     520,774     142,241
Changes from principal transactions:
   Purchase payments                                    1,238,790   11,519,856     702,619   4,158,693
   Transfers between sub-accounts and the
   company                                                589,932    2,222,392   1,445,610     402,362
   Withdrawals                                           (355,155)    (441,820)    (97,419)   (209,876)
   Annual contract fee                                    (13,421)      (4,650)     (3,394)       (303)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                            1,460,146   13,295,778   2,047,416   4,350,876
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity    3,589,131   13,902,186   2,568,190   4,493,117
Contract owners' equity at beginning of period         22,689,775    8,787,589   6,458,338   1,965,221
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $26,278,906  $22,689,775  $9,026,528  $6,458,338
                                                      ===========  ===========  ==========  ==========

(27) On February 6, 2006, the Scudder Growth & Income Strategy - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

(28) On February 6, 2006, the Scudder Income & Growth Strategy - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                           Scudder Growth         Scudder Templeton
                                                        Allocation - B (29)     Foreign Value - B (30)
                                                      ------------------------  ----------------------
                                                          2006         2005         2006      2005
                                                      -----------  -----------   ---------  --------
Income:
   Dividends                                          $   536,508  $    20,452   $ 233,032  $  1,342
Expenses:
   Mortality and expense risk and administration
   charges                                                550,379      270,974       8,252     1,298
                                                      -----------  -----------   ---------  --------
Net investment income (loss)                              (13,871)    (250,522)    224,780        44
Net realized gain (loss)                                  454,009      126,404    (146,226)      258
Unrealized appreciation (depreciation) during the
period                                                  2,976,851    1,191,640     (10,668)    7,810
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners equity
from operations                                         3,416,989    1,067,522      67,886     8,112
Changes from principal transactions:
   Purchase payments                                    2,206,256   20,579,368       7,026    21,063
   Transfers between sub-accounts and the
   company                                                226,572    2,711,349    (175,702)   44,423
   Withdrawals                                         (1,497,111)    (210,250)    (25,721)        0
   Annual contract fee                                    (27,652)      (1,467)       (756)     (296)
                                                      -----------  -----------   ---------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                              908,065   23,079,000    (195,153)   65,190
                                                      -----------  -----------   ---------  --------
Total increase (decrease) in contract owners' equity    4,325,054   24,146,522    (127,267)   73,302
Contract owners' equity at beginning of period         31,024,783    6,878,261     127,267    53,965
                                                      -----------  -----------   ---------  --------
Contract owners' equity at end of period              $35,349,837  $31,024,783   $      --  $127,267
                                                      ===========  ===========   =========  ========

(29) On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

(30) On December 6, 2006, Scudder Templeton Foreign Value Class B sub-account ceased operations through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                      Sub-Account
                                                      -------------------------------------------
                                                        Scudder Mercury
                                                      Large Cap Core - B(31)  Scudder Bond-B (13)
                                                      ----------------------  -------------------
                                                          2006     2005          2006      2005
                                                        --------  --------     --------  -------
Income:
   Dividends                                            $ 13,451  $    130     $  5,451  $     --
Expenses:
   Mortality and expense risk and administration
   charges                                                 1,406       256        5,830     1,471
                                                        --------  --------     --------  --------
Net investment income (loss)                              12,045      (126)        (379)   (1,471)
Net realized gain (loss)                                      98        31          656        28
Unrealized appreciation (depreciation) during the
period                                                    (3,364)    3,263       15,552     1,956
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners equity
from operations                                            8,779     3,168       15,829       513
Changes from principal transactions:
   Purchase payments                                           0     5,000            0    26,830
   Transfers between sub-accounts and the
   company                                               (85,476)   72,600      394,549   128,052
   Withdrawals                                            (6,754)        0      (55,791)     (884)
   Annual contract fee                                      (390)      (14)      (1,566)     (508)
                                                        --------  --------     --------  --------
Net increase (decrease) in contract owners' equity
from principal transactions:                             (92,620)   77,586      337,192   153,490
                                                        --------  --------     --------  --------
Total increase (decrease) in contract owners' equity     (83,841)   80,754      353,021   154,003
Contract owners' equity at beginning of period            83,841     3,087      154,003         0
                                                        --------  --------     --------  --------
Contract owners' equity at end of period                $     --  $ 83,841     $507,024  $154,003
                                                        ========  ========     ========  ========

(31) On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operation through a vote of the Board of Directors.

(13) Commencement of Operations, April 29, 2005, through vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                         Sub-Account
                                                      ------------------------------------------------
                                                         Scudder Equity 500         Alger American
                                                           Index - B (31)             Balanced- B
                                                      ------------------------  ----------------------
                                                          2006         2005        2006        2005
                                                      -----------  -----------  ----------  ----------
Income:
   Dividends                                          $    75,375  $        --  $  240,398  $   62,242
Expenses:
   Mortality and expense risk and administration
   charges                                                135,066       44,695      59,410      65,391
                                                      -----------  -----------  ----------  ----------
Net investment income (loss)                              (59,691)     (44,695)    180,988      (3,149)
Net realized gain (loss)                                  132,222      (16,309)     25,763      86,049
Unrealized appreciation (depreciation) during the
period                                                    991,895      107,384    (112,409)    166,314
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                         1,064,426       46,380      94,342     249,214
Changes from principal transactions:
   Purchase payments                                       99,758       81,522      33,371     187,609
   Transfers between sub-accounts and the
   company                                             (1,589,566)   9,222,088      38,219    (904,380)
   Withdrawals                                           (579,327)     (61,963)   (363,903)    (89,977)
   Annual contract fee                                    (38,324)           0     (14,849)    (16,072)
                                                      -----------  -----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                           (2,107,459)   9,241,647    (307,162)   (822,820)
                                                      -----------  -----------  ----------  ----------
Total increase (decrease) in contract owners' equity   (1,043,033)   9,288,027    (212,820)   (573,606)
Contract owners' equity at beginning of period          9,288,027            0   3,902,557   4,476,163
                                                      -----------  -----------  ----------  ----------
Contract owners' equity at end of period              $ 8,244,994  $ 9,288,027  $3,689,737  $3,902,557
                                                      ===========  ===========  ==========  ==========

(31) On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operation through a vote of the Board of Directors.

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        Sub-Account
                                                      ----------------------------------------------
                                                          Alger American      Credit Suisse Emerging
                                                       Leveraged  All Cap- B        Markets-B
                                                      ----------------------  ----------------------
                                                         2006        2005         2006       2005
                                                      ----------  ----------  ----------  ----------
Income:
   Dividends                                          $       --  $       --  $   38,236  $   13,450
Expenses:
   Mortality and expense risk and administration
   charges                                                23,918      17,476      34,666      27,886
                                                      ----------  ----------  ----------  ----------
Net investment income (loss)                             (23,918)    (17,476)      3,570     (14,436)
Net realized gain (loss)                                  76,127      25,870     464,509      96,280
Unrealized appreciation (depreciation) during the
period                                                   172,840     119,375      90,497     369,095
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                          225,049     127,769     558,576     450,939
Changes from principal transactions:
   Purchase payments                                      58,614      40,012      12,046      63,969
   Transfers between sub-accounts and the
   company                                               355,770     (75,237)   (340,933)    335,353
   Withdrawals                                          (114,060)    (21,728)   (341,690)    (49,505)
   Annual contract fee                                    (6,866)     (4,722)     (8,936)     (6,947)
                                                      ----------  ----------  ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                             293,458     (61,675)   (679,513)    342,870
                                                      ----------  ----------  ----------  ----------
Total increase (decrease) in contract owners' equity     518,507      66,094    (120,937)    793,809
Contract owners' equity at beginning of period         1,179,158   1,113,064   2,137,652   1,343,843
                                                      ----------  ----------  ----------  ----------
Contract owners' equity at end of period              $1,697,665  $1,179,158  $2,016,715  $2,137,652
                                                      ==========  ==========  ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                     Sub-Account
                                                      -----------------------------------------
                                                      Credit Suisse Global    Dreyfus Socially
                                                          Post Venture          Responsible
                                                            Capital-B            Growth -B
                                                      --------------------  -------------------
                                                         2006       2005      2006       2005
                                                      ---------  ---------  --------  ---------
Income:
   Dividends                                          $      --  $      --  $     --  $      --
Expenses:
   Mortality and expense risk and administration
   charges                                                8,342      6,316     5,469      6,372
                                                      ---------  ---------  --------  ---------
Net investment income (loss)                             (8,342)    (6,316)   (5,469)    (6,372)
Net realized gain (loss)                                 58,230      8,263    11,067      9,157
Unrealized appreciation (depreciation) during the
period                                                   (1,712)    52,254    17,055     (3,880)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners equity
from operations                                          48,176     54,201    22,653     (1,095)
Changes from principal transactions:
   Purchase payments                                      1,306     24,103       670     12,964
   Transfers between sub-accounts and the
   company                                               23,545     27,670   (41,969)  (114,022)
   Withdrawals                                          (58,291)    (7,235)  (26,887)   (30,376)
   Annual contract fee                                   (2,255)    (1,741)   (1,403)    (1,539)
                                                      ---------  ---------  --------  ---------
Net increase (decrease) in contract owners' equity
from principal transactions:                            (35,695)    42,797   (69,589)  (132,973)
                                                      ---------  ---------  --------  ---------
Total increase (decrease) in contract owners' equity     12,481     96,998   (46,936)  (134,068)
Contract owners' equity at beginning of period          454,718    357,720   349,559    483,627
                                                      ---------  ---------  --------  ---------
Contract owners' equity at end of period              $ 467,199  $ 454,718  $302,623  $ 349,559
                                                      =========  =========  ========  =========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           Sub-Account
                                                      ---------------------------------------------------
                                                      Dreyfus VIF Mid Cap Stock-B    AIM VI Utilities- B
                                                      ---------------------------  ----------------------
                                                           2006        2005           2006        2005
                                                        ----------  ----------     ----------  ----------
Income:
   Dividends                                            $  929,199  $   20,853     $   81,953  $   32,082
Expenses:
   Mortality and expense risk and administration
   charges                                                  89,112      84,338         24,989      21,276
                                                        ----------  ----------     ----------  ----------
Net investment income (loss)                               840,087     (63,485)        56,964      10,806
Net realized gain (loss)                                   170,324      80,639        138,184      62,323
Unrealized appreciation (depreciation) during the
period                                                    (688,996)    366,496        122,726      96,254
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners equity
from operations                                            321,415     383,650        317,874     169,383
Changes from principal transactions:
   Purchase payments                                        63,100     159,449          8,680      27,552
   Transfers between sub-accounts and the
   company                                                 (48,608)    116,949        (16,282)    222,190
   Withdrawals                                            (751,357)   (137,625)      (134,575)    (15,122)
   Annual contract fee                                     (22,414)    (21,065)        (5,236)     (5,109)
                                                        ----------  ----------     ----------  ----------
Net increase (decrease) in contract owners' equity
from principal transactions:                              (759,279)    117,708       (147,413)    229,511
                                                        ----------  ----------     ----------  ----------
Total increase (decrease) in contract owners' equity      (437,864)    501,358        170,461     398,894
Contract owners' equity at beginning of period           5,572,545   5,071,187      1,421,990   1,023,096
                                                        ----------  ----------     ----------  ----------
Contract owners' equity at end of period                $5,134,681  $5,572,545     $1,592,451  $1,421,990
                                                        ==========  ==========     ==========  ==========

See accompanying notes.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS EQUITY - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                  Total
                                                      ------------------------------
                                                           2006            2005
                                                      --------------  --------------
Income:
   Dividends                                          $  248,555,495  $   78,042,482
Expenses:
   Mortality and expense risk and administration
   charges                                                52,456,173      37,690,595
                                                      --------------  --------------
Net investment income (loss)                             196,099,322      40,351,887
Net realized gain (loss)                                  47,573,865      23,513,737
Unrealized appreciation (depreciation) during the
period                                                    83,895,568      64,866,245
                                                      --------------  --------------
Net increase (decrease) in contract owners equity
from operations                                          327,568,755     128,731,869
Changes from principal transactions:
   Purchase payments                                     743,373,344     707,848,466
   Transfers between sub-accounts and the
   company                                               103,694,240      77,607,977
   Withdrawals                                          (259,454,333)   (180,428,714)
   Annual contract fee                                    (4,275,247)     (3,590,682)
                                                      --------------  --------------
Net increase (decrease) in contract owners' equity
from principal transactions:                             583,338,004     601,437,047
                                                      --------------  --------------
Total increase (decrease) in contract owners' equity     910,906,759     730,168,916
Contract owners' equity at beginning of period         2,852,435,530   2,122,266,614
                                                      --------------  --------------
Contract owners' equity at end of period              $3,763,342,289  $2,852,435,530
                                                      ==============  ==============

See accompanying notes.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

John Hancock Life Insurance Company (U.S.A.) Separate Account H (the Account) is a separate account established by John Hancock Life Insurance Company (U.S.A.) (the Company). The Company established the Account on August 24, 1984 as a separate account under Delaware law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and consists of one hundred twenty six sub-accounts which are exclusively invested in corresponding portfolios of John Hancock Trust (the Trust), twenty nine sub-accounts which are invested in a corresponding Portfolio of the Scudder Variable Series Trust, two sub-accounts which are invested in a corresponding Portfolio of the Alger American Fund, two sub-accounts which are invested in a corresponding Portfolio of the Credit Suisse Trust, two sub-accounts which are invested in a corresponding Portfolio of the Dreyfus Service Corporation, one sub-account which is invested in a corresponding Portfolio of the Invesco VIF Funds and three sub-accounts which are invested in a corresponding Portfolio of Merrill Lynch Variable Series Funds, Inc (the "Outside Trusts"). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The Account includes 214 contracts, distinguished principally by the level of expenses and surrender charges. These 214 contracts are as follows:
Venture Variable Annuity 1, 3, 7, 8, 10, 11, 12, 13, 14, 15, 16, 17, 18, 20, 21,
22, 23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55,
56, 58, 60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81,
82, 83, 84, 85, 86, 87, 88, 90, 91, 92, 93 (VEN 1, 3, 7, 8, 17, 18, 20, 21, 22,
23, 25, 26, 27, 28, 30, 31, 32, 33, 34, 40, 41, 42, 43, 50, 51, 52, 53, 55, 56,
58, 80, 81, 82, 83, 84, 90, 91, 92, 93 VENR 21, 23, 31, 41, 51, 53, 61, 71, 18,
60, 61, 63, 64, 65, 66, 67, 68, 70, 71, 73, 74, 75, 76, 77, 78, 80, 81, 83, 84,
85, 86, 87, 88), Venture Vantage Annuity 10, 11, 12, 13, 15, 16, 17, 18, 19, 20,
21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41, 42, 43, 44,
45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66, 67, 68, 69,
70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86 (VTG 10, 11, 12, 13, 15, 16, 17,
18, 19, 20, 21, 22, 23, 25, 26, 30, 31, 32, 33, 34, 35, 36, 37, 38, 39, 40, 41,
42, 43, 44, 45, 46, 47, 48, 49, 50, 51, 52, 53, 55, 56, 60, 61, 62, 63, 65, 66,
67, 68, 69, 70, 71, 72, 73, 75, 76, 80, 81, 82, 83, 85, 86), Venture Vision
Variable Annuity 5, 6, 25, 26, 27, 28, 29, 25B, 26B, 27B, 28B (VIS 5, 6, 25, 26,
27, 28, 29, 25B, 26B, 27B, 28B), Venture No-load Rollover Annuity (MRP) (MRPG01, MRPI01, VSTG01, VSTI01) Scudder Wealthmark Variable Annuity (WV A1E, A1I, A1W, A2E, A2I, A2W, A3E, A3I, A3W, B1E, B1I, B1W, B2E, B2I, B2W, B3E, B3I, B3W) and Scudder Wealthmark ML3 Variable Annuity (W3 A1I, A1W, A3I, A3W, B1I, B3I, B1W, B3W, G1I, G1W, G3I, G3W, N1I, N1W, N3I, N3W).

Each sub-account holds shares of a particular series ("Portfolio") of a registered investment company. Sub-accounts that invest in Portfolios of the John Hancock Trust ("Trust) may offer two classes of units to fund variable annuity contracts issued by the Company. These classes, Class A and Class B, respectively, represent an interest in the same Trust Portfolio, but in different classes of that Portfolio. Class A represents interests in Series I shares of the Portfolio and Class B represents interests in Series II shares of the Trust's Portfolio. Series I and Series II shares differ in the level of 12b-1 fees and other expenses assessed against the Portfolio's assets.

The Company is an indirect, wholly owned subsidiary of The Manufacturers Life Insurance Company (MLI). MLI, in turn, is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC), a Canadian-based publicly traded stock life insurance company. MFC and its subsidiaries are known collectively as Manulife Financial.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION (CONTINUED)

On April 29, 2005, fifteen sub-accounts ceased operations through a vote of the Board of Directors: Diversified Bond Class A and Class B, Overseas Class A and Class B, Aggressive Growth Class A and Class B, Small Company Blend Class A and Class B, Strategic Growth Class A and Class B, Great Companies Class B, Scudder 21st Century Growth, Scudder Eagle Focused Large Cap Growth, Scudder Focus Value and Growth.

On April 29, 2005, fourteen sub-accounts commenced operations through a vote of the Board of Directors: Small Cap Opportunities Class A, US Global Leaders Class A, Active Bond Class A, Active Bond Class B, CGTC Overseas Equity Class B, Independence Investment LLC - Small Cap Class B, Marisco International Opportunities Class B, T Rowe Price Mid Value Class B, UBS Large Cap Class B, US High Yield Bond Class B, Wellington Small Cap Growth Class B, Wellington Small Cap Value Class B, Wells Capital Core Bond Class B, and Scudder Bond Class B.

On April 29, 2005, the John Hancock VST International Equity Index sub-account was renamed John Hancock International Equity Index Class A through a vote of the Board of Directors.

On August 1, 2005, the American Bond - B sub-account commenced operations through a vote of the Board of Directors.

On August 1, 2005, the Scudder Invesco Dynamic Growth sub-account was renamed Scudder Salomon Aggressive Growth sub-account through a vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On September 16, 2005, the Scudder Index 500 - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Equity 500 Index - B sub-account.

On September 16, 2005, the Scudder Equity 500 Index - B sub-account commenced operations through a vote of the Board of Directors.

On October 28, 2005, the Scudder Aggressive Growth - B sub-account was renamed Scudder Mid Cap Growth - B sub-account through vote of the Board of Directors in order to reflect a name change of the corresponding underlying Portfolio.

On February 6, 2006, the Scudder Conservative Income - B sub-account was renamed Scudder Income Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth & Income - B sub-account was renamed Scudder Moderate Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Income & Growth - B sub-account was renamed Scudder Conservative Allocation - B sub-account through a vote of the Board of Directors.

On February 6, 2006, the Scudder Growth Strategy - B sub-account was renamed Scudder Growth Allocation - B sub-account through a vote of the Board of Directors.

On February 16, 2006, the Index Allocation - B sub-account commenced operations through a vote of the Board or Directors.

On May 1, 2006, the Growth & Income sub-account was renamed U.S. Core through a vote of the Board of Directors.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

On May 1, 2006, the Global Equity - B sub-account was renamed Global Trust sub-account through a vote of the Board of Directors.

1. ORGANIZATION (CONTINUED)

On May 1, 2006, the Pacific Rim Emerging Markets sub-account was renamed Pacific Rim sub-account through a vote of the Board of Directors.

On May 1, 2006, the International Stock sub-account was renamed International Core sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Aggressive 1000 sub-account was renamed Lifestyle Aggressive sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Growth 820 sub-account was renamed Lifestyle Growth sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Balanced 640 sub-account was renamed Lifestyle Balanced sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Moderate 460 sub-account was renamed Lifestyle Moderate sub-account through a vote of the Board of Directors.

On May 1, 2006, the Lifestyle Conservative 280 sub-account was renamed Lifestyle Conservative sub-account through a vote of the Board of Directors.

On May 1, 2006, the Large Cap Growth sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Capital Appreciation sub-account.

On September 18, 2006, the Scudder Dreman Financial Services - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return -B sub-account.

On September 18, 2006, the Scudder MFS Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Dreman High Return - B sub-account.

On September 18, 2006, the Scudder Income Allocation - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to Scudder Conservative Income - B sub-account.

On December 1 2006, the Large Cap Value - A sub-account commenced operations through a vote of the Board of Directors.

On December 4, 2006, the Mid Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Mid Cap Index - B sub-account.

On December 4, 2006, the Strategic Value - A sub-account and Strategic Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Large Cap Value - A sub-account and Large Cap Value - B sub-account.

On December 6 2006, the Scudder Salomon Aggressive Growth - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth sub-account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

On December 6, 2006, the Scudder Janus Growth Opportunities - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

1. ORGANIZATION (CONTINUED)

On December 6, 2006, the Scudder Mercury Large Cap Core - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Growth and Income - B sub-account.

On December 6, 2006, the Scudder Oak Strategic Equity - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder Capital Growth - B sub-account.

On December 6, 2006, the Scudder Templeton Foreign Value - B sub-account ceased operations through a vote of the Board of Directors. The funds were transferred to the Scudder International - B sub-account.

In addition to the Account, a contract owner may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VALUATION OF INVESTMENTS

Investments made in the Portfolios of the Trust and of the outside Trusts are valued at the reported net asset values of such Portfolios. Investment transactions are recorded on the trade date. Income from dividends, and gains from realized gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

Annuity reserves are computed for contracts under which periodic benefit payments are being made according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 4%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the Account.

         JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A) SEPARATE ACCOUNT H
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES

The Company assumes mortality and expense risk of the Contracts and provides administrative charges to the account for which asset charges are deducted at various rates ranging from 0.05% to 1.50%, depending on the type of contract, of net assets of the sub-account.

The Company makes certain other deductions from contract owner payments for premium taxes, guaranteed minimum death benefits, sales charges on purchases and the surrender fee and annual contract fee, which are accounted for as a reduction of net assets resulting from contract owner transactions

AMOUNTS RECEIVABLE/PAYABLE

Receivables/Payables from/to Portfolios/the Company are due to unsettled contract transactions (net of asset-based charges) and/or subsequent/preceding purchases/sales of the respective Portfolios' shares. The amounts are due from/to either the respective Portfolio and/or the Company for the benefit of contract owners. There are no unsettled policy transactions at December 31, 2006.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157, FAIR VALUE MEASUREMENTS ("SFAS 157")

In September 2006, the FASB issued SFAS No. 157. This standard, which provides guidance on how to measure fair values of assets and liabilities, applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not discuss when to use fair value accounting. SFAS No. 157 establishes a fair value measurement hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy.

SFAS No. 157 will be effective for the Company beginning January 1, 2008 and will then be generally prospectively applicable. The Company is still evaluating the impact SFAS No. 157 will have on its consolidated financial position or results of operations.

3. TRANSACTIONS WITH AFFILIATES

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the Account. The Company has underwriting and distribution agreements with its affiliate, John Hancock Distributors, LLC (JH Distributors). JH Distributors is 60% owned by the Company and 40% owned by John Hancock Life Insurance Company of New York (JHNY). JHNY is a wholly owned subsidiary of the Company.

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS

The details of the shares owned and cost and value of investments in the Portfolios of the Trust and of the Outside Trusts at December 31, 2006 were as follows:

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Strategic Opportunities -- A                        1,932,528   $ 27,581,810   $ 25,876,550
Strategic Opportunities -- B                          119,115      1,207,223      1,588,987
Investment Quality Bond -- A                          977,226     11,839,950     11,394,453
Investment Quality Bond -- B                        2,308,719     27,125,080     26,873,489
U.S. Core -- A                                      3,046,251     72,666,642     65,920,872
U.S. Core -- B                                        559,185     11,852,054     12,039,251
Blue Chip Growth -- A                               2,341,355     39,622,839     45,398,866
Blue Chip Growth -- B                               1,091,754     17,550,400     21,092,687
Money Market -- A                                   2,487,482     24,874,821     24,874,821
Money Market -- B                                   3,336,107     33,361,074     33,361,074
Global Trust -- A                                   1,149,655     16,918,217     22,073,377
Global Trust -- B                                     247,448      3,610,792      4,726,247
Global Bond -- A                                      391,926      5,757,962      5,851,451
Global Bond -- B                                    1,164,059     17,216,600     17,309,561
U.S. Government Securities -- A                     1,444,154     19,687,423     19,539,399
U.S. Government Securities -- B                       810,038     10,816,099     10,951,709
Income & Value -- A                                 1,601,182     16,104,096     19,390,320
Income & Value -- B                                   902,357      9,330,157     10,855,361
Equity-Income -- A                                  3,512,868     52,286,357     65,058,317
Equity-Income -- B                                  2,045,922     32,167,071     37,726,795
Strategic Bond -- A                                 1,292,957     14,576,583     15,541,347
Strategic Bond -- B                                 1,197,783     14,086,152     14,373,396
All Cap Core -- A                                     486,474      7,844,637      9,534,890
All Cap Core -- B                                      68,714      1,026,166      1,341,296
All Cap Growth -- A                                   934,223     13,966,844     16,657,204
All Cap Growth -- B                                   240,708      3,477,814      4,253,303
International Small Cap -- A                          330,586      6,028,987      8,036,555
International Small Cap -- B                          284,837      5,307,846      6,935,770
Pacific Rim -- A                                      240,415      2,447,229      3,135,010
Pacific Rim -- B                                      305,507      3,536,177      3,968,537
Science & Technology -- A                           1,122,786     12,950,441     13,945,003
Science & Technology -- B                             460,676      5,128,227      5,689,348
Emerging Small Company -- A                           199,402      5,089,645      5,866,398
Emerging Small Company -- B                           170,276      4,620,579      4,966,937
International Core -- A                               344,324      3,750,079      5,223,393
International Core -- B                               205,190      2,680,585      3,122,997
Value -- A                                            548,336      9,339,093     12,458,196
Value -- B                                            211,566      4,074,549      4,785,628
Real Estate Securities -- A                           402,972      9,028,152     11,138,143
Real Estate Securities -- B                           564,712     13,074,008     15,580,397
High Yield -- A                                       841,817      8,402,737      8,973,774
High Yield -- B                                     1,111,468     11,361,793     11,892,705
Lifestyle Aggressive -- A                             478,237      5,035,003      5,389,730
Lifestyle Aggressive -- B                           5,173,254     56,971,173     58,043,905
Lifestyle Growth -- A                               2,492,690     30,431,058     34,748,092
Lifestyle Growth -- B                              50,941,553    668,695,117    707,068,757
Lifestyle Balanced -- A                             4,051,399     49,604,363     56,071,367
Lifestyle Balanced -- B                            46,180,626    604,979,040    636,830,827
Lifestyle Moderate -- A                             2,041,529     25,355,927     27,295,247
Lifestyle Moderate -- B                            12,908,653    166,595,994    171,943,264

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
Lifestyle Conservative -- A                        1,150,494    $ 15,060,960   $ 15,451,134
Lifestyle Conservative -- B                        5,178,495      68,183,346     69,236,484
Small Company Value -- A                             516,475       9,342,642     11,305,636
Small Company Value -- B                           1,033,549      19,899,083     22,490,017
International Value -- A                           1,031,452      14,763,730     19,989,547
International Value -- B                           1,214,507      17,680,691     23,439,980
Total Return -- A                                  2,131,337      29,757,603     29,476,396
Total Return -- B                                  2,311,634      31,894,663     31,877,437
US Large Cap Value -- A                              893,347      10,896,515     14,499,019
US Large Cap Value -- B                              777,306       9,783,969     12,561,262
Mid Cap Stock -- A                                 1,149,560      14,992,905     19,508,037
Mid Cap Stock -- B                                 1,241,069      16,343,979     20,874,772
Global Allocation -- A                               206,632       2,127,674      2,640,763
Global Allocation -- B                             1,352,102      15,305,008     17,185,220
Dynamic Growth -- A                                  690,070       2,585,402      4,168,025
Dynamic Growth -- B                                  466,696       2,066,567      2,795,510
Total Stock Market Index -- A                        138,653       1,370,463      1,820,509
Total Stock Market Index -- B                        544,298       5,609,072      7,113,974
500 Index -- A                                       725,581       7,604,326      8,946,418
500 Index -- B                                     1,520,036      15,546,065     18,635,642
Mid Cap Index -- A                                   137,161       2,231,751      2,584,111
Mid Cap Index -- B                                   546,156       9,134,366     10,240,430
Small Cap Index -- A                                  89,289       1,252,951      1,515,233
Small Cap Index -- B                                 375,137       5,268,050      6,336,060
Capital Appreciation -- A                          1,537,877      13,725,226     13,948,542
Capital Appreciation -- B                          1,407,531      12,430,746     12,653,702
Health Sciences -- A                                 256,040       3,622,414      4,022,386
Health Sciences -- B                                 539,627       7,791,153      8,396,603
Financial Services -- A                              184,879       2,553,836      3,472,031
Financial Services -- B                              312,134       4,430,048      5,827,535
Quantitative Mid Cap -- A                             43,809         524,315        473,133
Quantitative Mid Cap -- B                            104,333       1,264,805      1,111,143
All Cap Value -- A                                   298,000       3,752,419      3,882,934
All Cap Value -- B                                   675,496       8,712,931      8,774,689
Utilities -- A                                       365,017       4,305,365      5,351,150
Utilities -- B                                       519,395       6,374,684      7,562,389
Mid Cap Value -- A                                   595,122       9,149,413     10,450,341
Mid Cap Value -- B                                 1,378,289      21,611,286     24,092,484
Fundamental Value -- A                               539,622       6,593,692      9,076,447
Fundamental Value -- B                             2,206,204      30,911,987     36,931,857
Emerging Growth -- B                                 113,614       1,589,487      1,425,855
Natural Resources -- B                               451,532      14,038,857     14,263,906
Quantitative All Cap -- B                             30,240         500,896        524,053
Large Cap Value -- B                                 378,678       8,064,984      8,694,438
Small Cap Opportunities -- A                         162,997       3,309,661      3,977,136
Small Cap Opportunities -- B                         363,007       7,405,706      8,806,545
Special Value-- B                                     37,670         675,732        734,563
Real Return Bond -- B                                840,830      11,313,671     10,855,118
American International -- B                        3,818,931      78,168,726     94,938,637
American Growth -- B                               7,433,850     136,551,401    160,868,508

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                            Details of Investments
                                                 ------------------------------------------
Sub-account                                      Shares Owned       Cost           Value
-------------------------------------------------------------------------------------------
American Blue Chip Income & Growth -- B            1,144,262    $ 17,884,967   $ 20,894,226
American Growth-Income -- B                        7,073,990     122,651,199    142,470,165
American Bond -- B                                 5,567,811      70,590,207     74,051,885
American Century Small Company -- B                   19,406         289,141        279,833
PIMCO VIT All Asset                                  410,236       4,817,631      4,791,554
LMFC Core Equity B                                   433,591       6,123,923      6,529,884
PIM Classic Value B                                  147,560       2,156,914      2,389,001
Quantitative Value -- B                               12,512         177,819        191,308
US Global Leaders Growth-- A                         117,388       1,438,370      1,543,647
US Global Leaders Growth-- B                         298,109       3,650,397      3,911,188
John Hancock Strategic Income B                      169,072       2,251,738      2,243,582
John Hancock Int'l Eq Index-- A                       80,662       1,367,295      1,708,421
John Hancock Int'l Eq Index -- B                     194,047       3,042,677      4,102,152
Active Bond-- A                                      870,401       8,352,774      8,599,561
Active Bond-- B                                    6,475,718      62,406,890     63,915,334
CGTC Overseas Equity -- B                             56,962         751,628        820,248
Independence Investment LLC Small Cap-- B              5,071          73,236         71,548
Marisco International Opportunities-- B              170,176       2,769,759      3,092,105
T Rowe Price Mid Value-- B                            84,094       1,057,366      1,147,048
UBS Large Cap-- B                                      9,570         137,278        149,863
US High Yield-- B                                     21,169         276,610        286,200
Wellington Small Cap Growth -- B                     110,875       1,193,294      1,272,844
Wellington Small Cap Value -- B                      106,322       2,072,500      2,179,610
Wells Capital Core Bond-- B                           16,646         205,619        210,742
Index Allocation-- B                                 972,368      12,440,465     13,000,554
Large Cap Value -- A                                 129,736       2,946,322      2,993,004
Scudder Capital Growth -- B                          436,003       7,077,166      7,913,455
Scudder Global Discovery -- B                        169,471       2,204,743      3,038,614
Scudder Growth & Income -- B                         393,283       3,470,658      4,286,788
Scudder Health Sciences -- B                         193,668       2,251,217      2,626,140
Scudder International -- B                           364,549       3,602,057      4,877,661
Scudder Mid Cap Growth -- B                          134,159       1,462,338      1,659,543
Scudder Blue Chip -- B                               281,184       3,660,578      4,532,688
Scudder Contarian Value -- B                         264,395       3,921,469      4,743,244
Scudder Global Blue Chip -- B                        109,759       1,397,009      1,907,609
Scudder Government Securities -- B                   254,573       3,146,928      3,118,524
Scudder High Income -- B                             424,210       3,430,206      3,554,882
Scudder International Select Equity -- B             229,642       2,714,805      3,733,980
Scudder Fixed Income -- B                            636,831       7,460,875      7,540,078
Scudder Money Market -- B                          3,167,013       3,167,013      3,172,913
Scudder Small Cap Growth -- B                        229,571       2,695,659      3,204,814
Scudder Technology Growth -- B                       170,125       1,481,795      1,573,653
Scudder Total Return -- B                            106,124       2,282,711      2,592,613
Scudder Davis Venture Value -- B                     524,798       5,753,372      7,462,622
Scudder Dreman High Return Equity -- B               905,387      11,716,882     13,598,912
Scudder Dreman Small Cap Value -- B                  271,385       4,915,400      6,209,295
Scudder Janus Growth & Income -- B                   184,201       1,683,529      2,177,259
Scudder Turner Mid Cap Growth -- B                   234,141       2,281,493      2,514,672
Scudder Real Estate -- B                             229,415       3,306,740      5,127,427
Scudder Strategic Income-- B                         212,801       2,415,341      2,498,289

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                           Details of Investments
                                                 ----------------------------------------
Sub-account                                      Shares Owned      Cost          Value
-----------------------------------------------------------------------------------------
Scudder Moderate Allocation-- B                    2,115,854    $23,195,351   $26,278,906
Scudder Conservative Allocation-- B                  761,090      8,326,931     9,026,528
Scudder Growth Allocation-- B                      2,731,827     30,843,805    35,349,837
Scudder Bond -- B                                     72,329        489,517       507,024
Scudder Equity 500 Index -- B                        551,136      7,145,715     8,244,994
Alger American Balanced -- B                         258,024      3,449,622     3,689,737
Alger American Leveraged All Cap -- B                 41,437      1,305,588     1,697,665
Credit Suisse Emerging Markets -- B                   92,298      1,292,946     2,016,715
Credit Suisse Global Post Venture Capital -- B        31,869        359,726       467,199
Dreyfus Socially Responsible Growth Fund -- B         10,724        257,325       302,623
Dreyfus VIF Midcap Stock -- B                        296,460      4,860,378     5,134,681
AIM VI Utilities -- B                                 75,009      1,178,109     1,592,451

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

Purchases, including reinvestment of dividend distributions, and proceeds from sales of shares in the Portfolios of the Trust and of the Outside Trusts during 2006 were as follows:

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Strategic Opportunities -- A                     $    181,298   $ 6,559,681
Strategic Opportunities -- B                          160,615       409,103
Investment Quality Bond -- A                        1,180,543     3,100,990
Investment Quality Bond -- B                       14,122,449     3,813,207
U.S. Core -- A                                     11,086,370    17,656,914
U.S. Core -- B                                      2,502,812     4,345,759
Blue Chip Growth -- A                               1,009,054    10,907,496
Blue Chip Growth -- B                               2,233,359     4,235,731
Money Market -- A                                  23,787,748    28,808,821
Money Market -- B                                  43,960,070    31,604,396
Global Trust -- A                                     857,150     4,074,986
Global Trust -- B                                     731,028       592,591
Global Bond -- A                                    1,005,651     1,708,013
Global Bond -- B                                    8,139,155     1,562,131
U.S. Government Securities -- A                     3,704,952     6,840,857
U.S. Government Securities -- B                     4,573,198     6,761,976
Income & Value -- A                                 1,155,212     4,610,378
Income & Value -- B                                 1,182,182     1,820,872
Large Cap Growth -- A                                 128,513    16,168,281
Large Cap Growth -- B                                 378,621    13,253,787
Equity-Income -- A                                  6,435,479    12,020,303
Equity-Income -- B                                  7,670,572     7,033,314
Strategic Bond -- A                                 2,815,568     3,763,597
Strategic Bond -- B                                 3,315,926     2,577,284
All Cap Core -- A                                     291,320     2,587,893
All Cap Core -- B                                     184,412       202,950
All Cap Growth -- A                                   313,246     4,102,554
All Cap Growth -- B                                   719,161     1,671,981
International Small Cap -- A                        2,321,632     2,736,024
International Small Cap -- B                        2,330,125     1,692,733
Pacific Rim -- A                                      742,093     1,487,326
Pacific Rim -- B                                    2,666,147     3,117,259
Science & Technology -- A                             583,502     3,904,761
Science & Technology -- B                             938,124     1,858,440
Emerging Small Company -- A                         1,199,135     2,070,890
Emerging Small Company -- B                         1,042,256     1,238,032
International Core -- A                             1,342,405     1,393,665
International Core -- B                             2,152,292     1,010,424
Value -- A                                          2,945,575     2,556,803
Value -- B                                          2,057,541     1,264,686
Real Estate Securities -- A                         3,518,196     2,579,255
Real Estate Securities -- B                         6,047,600     4,184,090
High Yield -- A                                     1,846,124     3,202,134
High Yield -- B                                     5,021,325     5,404,383
Lifestyle Aggressive -- A                           1,935,306     1,349,206
Lifestyle Aggressive -- B                          21,514,896     9,018,705
Lifestyle Growth -- A                               8,835,177     6,020,631
Lifestyle Growth -- B                             360,221,762    21,778,204
Lifestyle Balanced -- A                            10,829,673    11,235,016

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 --------------------------
Sub-account                                        Purchases       Sales
---------------------------------------------------------------------------
Lifestyle Balanced -- B                          $268,478,316   $27,185,119
Lifestyle Moderate -- A                             6,786,698     6,417,268
Lifestyle Moderate -- B                            72,901,605    19,816,958
Lifestyle Conservative -- A                         2,975,038     2,983,925
Lifestyle Conservative -- B                        34,024,297    18,543,378
Small Company Value -- A                            2,744,157     4,083,401
Small Company Value -- B                            7,830,792     6,072,498
International Value -- A                            3,112,337     4,197,119
International Value -- B                            5,222,206     4,601,773
Total Return -- A                                   3,069,278     7,537,063
Total Return -- B                                   5,094,197     9,217,251
US Large Cap Value -- A                               278,786     3,301,116
US Large Cap Value -- B                             1,066,228     3,570,419
Mid Cap Stock -- A                                  2,907,023     4,417,855
Mid Cap Stock -- B                                  3,490,894     3,508,009
Global Allocation -- A                                436,415       921,799
Global Allocation -- B                              8,941,818       878,527
Dynamic Growth -- A                                   105,048     1,399,366
Dynamic Growth -- B                                   320,422       908,056
Total Stock Market Index -- A                         321,917       564,102
Total Stock Market Index -- B                         855,685     1,081,836
500 Index -- A                                      3,918,562     5,918,094
500 Index -- B                                      3,500,528     5,711,712
Mid Cap Index -- A                                    755,365       514,383
Mid Cap Index -- B                                  4,346,521     1,565,918
Small Cap Index -- A                                  264,102       458,825
Small Cap Index -- B                                1,164,461     1,513,168
Capital Appreciation -- A                          15,277,641     3,324,333
Capital Appreciation -- B                          12,868,175     3,230,111
Health Sciences -- A                                1,533,587     1,371,768
Health Sciences -- B                                2,850,309     2,130,884
Financial Services -- A                             1,175,410       590,671
Financial Services -- B                             1,781,866     1,249,137
Quantitative Mid Cap -- A                             244,608       255,266
Quantitative Mid Cap -- B                             753,207       618,250
All Cap Value -- A                                  1,232,241       772,253
All Cap Value -- B                                  3,048,923     1,847,015
Strategic Value -- A                                  532,585     1,798,566
Strategic Value -- B                                1,811,797     5,677,537
Utilities -- A                                      2,103,259     1,002,951
Utilities -- B                                      3,252,524     1,636,218
Mid Cap Value -- A                                  2,882,449     3,970,639
Mid Cap Value -- B                                  5,846,799     4,651,590
Fundamental Value -- A                              1,218,028     2,518,162
Fundamental Value -- B                             13,875,519     3,923,056
Emerging Growth -- B                                1,706,479       734,212
Natural Resources -- B                             11,929,326     9,402,850
Mid Cap Core -- B                                   1,526,581     4,319,886
Quantitative All Cap -- B                             139,588       272,004
Large Cap Value -- B                                8,601,384     3,513,808
Small Cap Opportunities -- A                          340,223     1,256,292
Small Cap Opportunities -- B                        1,617,496     1,729,071

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                   Details of Investments
                                                 -------------------------
Sub-account                                       Purchases       Sales
--------------------------------------------------------------------------
Special Value-- B                                $   359,754   $   419,444
Real Return Bond -- B                              2,218,204     7,224,609
American International -- B                       36,936,351    11,867,717
American Growth -- B                              53,441,248    13,894,306
American Blue Chip Income & Growth -- B            2,802,490     3,034,447
American Growth-Income -- B                       46,663,993    11,670,044
American Bond -- B                                51,598,081     3,335,921
American Century Small Company -- B                   76,789       280,143
PIMCO VIT All Asset                                1,583,229     2,173,408
LMFC Core Equity B                                 2,576,431     1,305,607
PIM Classic Value B                                1,667,853       782,342
Quantitative Value -- B                              789,606       723,002
US Global Leaders Growth-- A                          69,444       208,025
US Global Leaders Growth-- B                         375,185     1,063,080
John Hancock Strategic Income B                      929,289       417,079
John Hancock Int'l Eq Index-- A                      760,834       452,060
John Hancock Int'l Eq Index -- B                     835,937       569,658
Active Bond-- A                                      343,886     2,092,988
Active Bond-- B                                    8,244,995     8,315,783
CGTC Overseas Equity -- B                          1,014,087       443,556
Independence Investment LLC Small Cap-- B             43,968        25,883
Marisco International Opportunities-- B            3,378,763     1,165,516
T Rowe Price Mid Value-- B                           959,695        92,619
UBS Large Cap-- B                                    101,021        66,150
US High Yield-- B                                    248,333        38,782
Wellington Small Cap Growth -- B                   1,336,132       646,736
Wellington Small Cap Value -- B                    2,135,546       811,742
Wells Capital Core Bond-- B                          549,888       433,375
Index Allocation-- B                              12,861,668       417,419
Large Cap Value -- A                               1,230,786        41,062
Scudder Capital Growth -- B                        2,910,787       960,878
Scudder Global Discovery -- B                        525,231       473,420
Scudder Growth & Income -- B                         275,194       466,599
Scudder Health Sciences -- B                         829,869     1,172,898
Scudder International -- B                         1,474,656     1,193,093
Scudder Mid Cap Growth -- B                          711,532       544,543
Scudder Blue Chip -- B                             1,050,922     1,350,359
Scudder Contarian Value -- B                         225,545       727,129
Scudder Global Blue Chip -- B                        557,124     1,327,901
Scudder Government Securities -- B                   289,465       779,690
Scudder High Income -- B                             576,709       814,415
Scudder International Select Equity -- B             611,623       998,739
Scudder Fixed Income -- B                          2,507,919     2,627,196
Scudder Money Market -- B                          4,680,591     5,241,032
Scudder Small Cap Growth -- B                        194,510       773,150
Scudder Technology Growth -- B                       508,240       639,902
Scudder Total Return -- B                            147,196       550,669
Scudder Davis Venture Value -- B                     394,521     1,672,692
Scudder Dreman Financial Services -- B               852,565     2,310,216
Scudder Dreman High Return Equity -- B             6,008,205     1,802,731
Scudder Dreman Small Cap Value -- B                  940,734     1,509,214
Scudder Salomon Growth -- B                          268,703       839,945

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

4. DETAILS OF INVESTMENTS - (CONTINUED)

                                                  Details of Investments
                                                 -----------------------
Sub-account                                       Purchases      Sales
------------------------------------------------------------------------
Scudder Janus Growth & Income -- B               $   72,212   $  575,138
Scudder Janus Growth Opportunities -- B             517,180    1,691,139
Scudder MFS Strategic Value -- B                    230,512    3,838,293
Scudder Oak Strategic Equity -- B                    89,252    1,552,419
Scudder Turner Mid Cap Growth -- B                  946,538    1,048,331
Scudder Real Estate -- B                            425,028    1,107,238
Scudder Strategic Income -- B                       656,122      585,999
Scudder Conservative Income Strategy                604,113    1,824,947
Scudder Moderate Allocation -- B                  2,702,655    1,266,671
Scudder Conservative Allocation -- B              3,134,834    1,084,304
Scudder Growth Allocation -- B                    4,621,443    3,727,249
Scudder Templeton Foreign Value -- B              1,008,407      978,780
Scudder Mercury Large Cap Core -- B                  16,541       97,116
Scudder Bond -- B                                   439,848      103,034
Scudder Equity 500 Index -- B                       342,741    2,509,891
Alger American Balanced -- B                        442,163      568,336
Alger American Leveraged All Cap -- B               503,828      234,288
Credit Suisse Emerging Markets -- B                 402,889    1,078,833
Credit Suisse Global Post Venture Capital -- B      142,365      186,402
Dreyfus Socially Responsible Growth Fund -- B        13,594       88,651
Dreyfus VIF Midcap Stock -- B                     1,189,394    1,108,585
AIM VI Utilities -- B                               287,588      378,035

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income           Capital Gain
                                    Distribution             Distributuion              Total
                                ----------------------  ----------------------  ----------------------
Sub-account                        2006        2005        2006        2005        2006        2005
------------------------------------------------------------------------------------------------------
Strategic Opportunities -- A    $    3,307  $  133,746  $       --  $       --  $    3,307  $  133,746
Strategic Opportunities -- B            --       4,099          --          --          --       4,099
Investment Quality Bond -- A       786,622     911,979          --          --     786,622     911,979
Investment Quality Bond -- B     1,256,389     367,207          --               1,256,389     367,207
U.S. Core -- A                     866,853   1,214,806   8,332,122   1,883,433   9,198,975   3,098,239
U.S. Core -- B                     121,222     177,673   1,389,409     319,672   1,510,631     497,345
Blue Chip Growth -- A              100,180     223,479          --          --     100,180     223,479
Blue Chip Growth -- B                7,096          --          --          --       7,096          --
Money Market -- A                1,271,165     722,403          --          --   1,271,165     722,403
Money Market -- B                1,303,975     513,522          --          --   1,303,975     513,522
Global Trust -- A                  290,111     314,018          --          --     290,111     314,018
Global Trust -- B                   48,207      35,881          --          --      48,207      35,881
Global Bond -- A                        --     327,184      77,389      59,341      77,389     386,525
Global Bond -- B                        --     348,099     149,501      69,252     149,501     417,351
U.S. Government Securities --
A                                1,062,392     460,893          --     487,392   1,062,392     948,285
U.S. Government Securities --
B                                  594,087     193,952          --     267,013     594,087     460,965
Income & Value -- A                420,959     387,895          --          --     420,959     387,895
Income & Value -- B                197,808     151,823          --          --     197,808     151,823
Large Cap Growth -- A               57,780     130,806          --          --      57,780     130,806
Large Cap Growth -- B               16,375      73,944          --          --      16,375      73,944
Equity-Income -- A                 977,415     898,791   4,021,624   2,484,200   4,999,039   3,382,991
Equity-Income -- B                 473,388     274,759   2,184,962   1,018,145   2,658,350   1,292,904
Strategic Bond -- A              1,114,130     541,262          --          --   1,114,130     541,262
Strategic Bond -- B                935,284     223,912          --          --     935,284     223,912
All Cap Core -- A                   71,918      88,776          --          --      71,918      88,776
All Cap Core -- B                    6,659       5,357          --          --       6,659       5,357
International Small Cap -- A        88,177      66,486          --          --      88,177      66,486
International Small Cap -- B        56,902      10,652          --          --      56,902      10,652
Pacific Rim -- A                    32,750      26,715          --          --      32,750     26,715
Pacific Rim -- B                    31,206      16,619          --          --      31,206      16,619
Emerging Small Company --               --          --     345,860          --     345,860          --
Emerging Small Company --               --          --     288,406          --     288,406          --
International Core -- A             28,345      32,271     215,605          --     243,950      32,271
International Core -- B              9,955          --      96,463          --     106,418          --
Value -- A                          44,386      74,276   1,644,993          --   1,689,379      74,276
Value -- B                           7,918      14,843     549,075          --     556,993      14,843
Real Estate Securities -- A        182,107     183,706   1,737,633   1,266,441   1,919,740   1,450,147
Real Estate Securities -- B        216,422     165,560   2,252,014   1,486,099   2,468,436   1,651,659

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                    Dividend Income            Capital Gain
                                      Distribution            Distributuion                Total
                                -----------------------  -----------------------  ------------------------
Sub-account                         2006        2005         2006        2005         2006         2005
----------------------------------------------------------------------------------------------------------
High Yield -- A                 $   639,652  $  543,694  $        --  $       --  $   639,652  $   543,694
High Yield -- B                     759,056     458,024           --          --      759,056      458,024
Lifestyle Aggressive -- A           404,691     110,070    1,071,714      85,091    1,476,405      195,161
Lifestyle Aggressive -- B         4,417,116     918,152   11,724,260     708,768   16,141,376    1,626,920
Lifestyle Growth -- A             2,054,580     934,905    2,346,119     206,716    4,400,699    1,141,621
Lifestyle Growth -- B            27,667,312   5,479,562   31,594,940   1,189,224   59,262,252    6,668,786
Lifestyle Balanced -- A           3,013,914   2,205,423    3,592,276     895,317    6,606,190    3,100,740
Lifestyle Balanced -- B          24,917,500   8,135,500   29,645,325   3,260,385   54,562,825   11,395,885
Lifestyle Moderate -- A           1,262,365   1,152,867    1,245,925     804,317    2,508,290    1,957,184
Lifestyle Moderate -- B           6,140,352   3,064,192    6,051,344   2,137,656   12,191,696    5,201,848
Lifestyle Conservative -- A         705,228     739,817      455,428     475,919    1,160,656    1,215,736
Lifestyle Conservative -- B       2,696,607   1,832,417    1,740,241   1,179,975    4,436,848    3,012,392
Small Company Value -- A              8,849      37,576    2,040,300     223,450    2,049,149      261,026
Small Company Value -- B                 --      12,649    3,375,562     314,009    3,375,562      326,658
International Value -- A            346,818      69,029      831,966      90,366    1,178,784      159,395
International Value -- B            346,600      99,074      907,465     188,461    1,254,065      287,535
Total Return -- A                 1,094,016     892,014           --     918,925    1,094,016    1,810,939
Total Return -- B                 1,088,609     718,565           --     871,799    1,088,609    1,590,364
US Large Cap Value -- A              87,661      75,435           --          --       87,661       75,435
US Large Cap Value -- B              51,535      16,666           --          --       51,535       16,666
Mid Cap Stock -- A                       --          --      829,036     302,291      829,036      302,291
Mid Cap Stock -- B                       --          --      827,112     444,744      827,112      444,744
Global Allocation -- A               29,889      28,007           --          --       29,889       28,007
Global Allocation -- B               83,937      37,227           --          --       83,937       37,227
Total Stock Market Index -- A        18,202      20,278        9,737          --       27,939       20,278
Total Stock Market Index -- B        51,985      57,250       33,190          --       85,175       57,250
500 Index -- A                       77,934     171,042           --          --       77,934      171,042
500 Index -- B                      141,001     248,509           --          --      141,001      248,509
Mid Cap Index -- A                   14,206      11,286       99,254      73,700      113,460       84,986
Mid Cap Index -- B                   33,201      21,257      322,613     212,687      355,814      233,944
Small Cap Index -- A                  8,192       9,540       44,263      64,485       52,455       74,025
Small Cap Index -- B                 20,775      20,395      169,982     210,027      190,757      230,422
Capital Appreciation -- A                --          --      148,109          --      148,109           --
Capital Appreciation -- B                --          --      356,627          --      356,627           --
Health Sciences -- A                     --          --      364,786     300,247      364,786      300,247
Health Sciences -- B                     --          --      724,294     500,044      724,294      500,044
Financial Services -- A               8,518       9,313           47          --        8,565        9,313
Financial Services -- B               9,729       8,355           93          --        9,822        8,355
Quantitative Mid Cap -- A                --          --      182,721          --      182,721           --
Quantitative Mid Cap -- B                --          --      408,660          --      408,660           --

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income         Capital Gain
                                    Distribution           Distributuion              Total
                                --------------------  ----------------------  ----------------------
Sub-account                        2006       2005        2006       2005        2006        2005
----------------------------------------------------------------------------------------------------
All Cap Value -- A              $   37,147  $ 20,426  $  827,974  $  143,409  $  865,121  $  163,835
All Cap Value -- B                  69,860     9,559   1,879,691     308,110   1,949,551     317,669
Strategic Value -- A                36,123    12,091     317,937     147,427     354,060     159,518
Strategic Value -- B               103,144    15,008   1,055,021     390,291   1,158,165     405,299
Utilities -- A                      90,601    16,931     473,896     215,973     564,497     232,904
Utilities -- B                     128,712    12,774     728,040     231,673     856,752     244,447
Mid Cap Value -- A                  77,915    53,256   1,852,567     406,829   1,930,482     460,085
Mid Cap Value -- B                 125,026    57,414   4,047,935     761,451   4,172,961     818,865
Fundamental Value -- A              74,261    43,898     309,035          --     383,296      43,898
Fundamental Value -- B             174,951    40,532     923,003          --   1,097,954      40,532
Emerging Growth -- B                    --        --     551,446          --     551,446          --
Natural Resources -- B              59,681        --   2,720,026     166,699   2,779,707     166,699
Mid Cap Core -- B                   47,214        --     809,268     458,834     856,482     458,834
Quantitative All Cap -- B            3,841     4,106      43,823      45,324      47,664      49,430
Large Cap Value -- B                15,812        --     456,448          --     472,260          --
Small Cap Opportunities -- A        30,684        --     114,772          --     145,456          --
Small Cap Opportunities -- B        46,132        --     225,916      55,557     272,048      55,557
Special Value-- B                       --        --      88,478       3,508      88,478       3,508
Real Return Bond -- B              333,814    18,699     272,457     630,168     606,271     648,867
American International -- B        562,658   179,351     750,528   2,408,581   1,313,186   2,587,932
American Growth -- B               225,678        --     842,829      83,653   1,068,507      83,653
American Blue Chip Income &
Growth -- B                         84,087     7,724     337,825   1,888,187     421,912   1,895,911
American Growth-Income -- B      1,091,094   197,952     133,016      76,115   1,224,110     274,067
American Century Small
Company -- B                            --        --      48,177      10,636      48,177      10,636
PIMCO VIT All Asset                254,474   178,349      12,279      16,072     266,753     194,421
LMFC Core Equity B                      --        --     371,850          --     371,850          --
PIM Classic Value B                 17,418     4,523      42,770      58,741      60,188      63,264
Quantitative Value -- B              2,387        --      22,879       3,251      25,266       3,251
US Global Leaders Growth-- A            --     2,680      15,395      28,369      15,395      31,049
US Global Leaders Growth-- B            --        --      41,110      77,720      41,110      77,720
John Hancock Strategic
Income B                            64,468    60,568         592       3,896      65,060      64,464
John Hancock Int'l Eq Index--
A                                   11,981     8,499      12,136      73,099      24,117      81,598
John Hancock Int'l Eq Index--
B                                   22,206    17,677      28,538     198,709      50,744     216,386

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                   Dividend Income       Capital Gain
                                    Distribution         Distribution             Total
                                --------------------  ------------------  --------------------
Sub-account                        2006       2005      2006      2005       2006       2005
----------------------------------------------------------------------------------------------
Active Bond-- A                 $  266,708  $     --  $     --  $ 25,253  $  266,708  $ 25,253
Active Bond-- B                  1,630,598        --        --   141,673   1,630,598   141,673
CGTC Overseas Equity -- B            2,519        --    19,486     1,778      22,005     1,778
Independence Investment LLC
Small Cap-- B                           --        --     7,986        --       7,986        --
Marisco International
Opportunities-- B                    4,575        --    59,929        --      64,504        --
T Rowe Price Mid Value-- B             384        --    45,278       803      45,662       803
UBS Large Cap-- B                      246        --     2,295        --       2,541        --
US High Yield-- B                    3,446        --        --        --       3,446        --
Wellington Small Cap Growth
-- B                                    --        --        --     4,582          --     4,582
Wellington Small Cap Value
-- B                                    --        --   251,761     4,794     251,761     4,794
Wells Capital Core Bond-- B          3,170        --        --        --       3,170        --
Index Allocation-- B               130,376        --        --        --     130,376        --
Large Cap Value -- A                    --        --        --        --          --        --
Scudder Capital Growth -- B         10,213     9,199        --        --      10,213     9,199
Scudder Global Discovery -- B       24,506     5,077        --        --      24,506     5,077
Scudder Growth & Income -- B        25,016    27,710        --        --      25,016    27,710
Scudder Health Sciences -- B            --        --    11,129        --      11,129        --
Scudder International -- B          61,803    48,516        --        --      61,803    48,516
Scudder Mid Cap Growth -- B             --        --        --        --          --        --
Scudder Blue Chip -- B              22,089    24,193   237,511        --     259,600    24,193
Scudder Contarian Value -- B        56,589    70,170        --        --      56,589    70,170
Scudder Global Blue Chip -- B        4,643        --   175,331        --     179,974        --
Scudder Government
Securities -- B                    121,763   132,754        --    28,622     121,763   161,376
Scudder High Income -- B           281,923   385,095        --               281,923   385,095
Scudder International Select
Equity -- B                         59,624    62,560        --                59,624    62,560
Scudder Fixed Income -- B          236,980   227,834     1,187    67,875     238,167   295,709
Scudder Money Market -- B          158,840    54,758        --        --     158,840    54,758
Scudder Technology Growth -- B          --     1,871        --        --          --     1,871
Scudder Total Return -- B           60,279    69,683        --        --      60,279    69,683

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                        FOR THE YEARS ENDED DECEMBER 31,

5. DETAILS OF DIVIDENDS -- (CONTINUED)

The dividend income is comprised of distributions received from the underlying Portfolios as follows:

                                  Dividend Income      Capital Gain
                                    Distribution       Distribution           Total
                                ------------------  ------------------  ------------------
Sub-account                       2006      2005      2006      2005      2006      2005
------------------------------------------------------------------------------------------
Scudder Davis Venture Value
-- B                            $ 21,553  $ 25,330  $     --  $     --  $ 21,553  $ 25,330
Scudder Dreman Financial
Services -- B                     50,778    24,546   317,952        --   368,730    24,546
Scudder Dreman High Return
Equity -- B                      117,424    98,674   510,858        --   628,282    98,674
Scudder Dreman Small Cap
Value -- B                        24,602    18,847   498,755   453,967   523,357   472,814
Scudder Salomon Growth -- B           --        --   205,493        --   205,493        --
Scudder Janus Growth &
Income -- B                        5,547        --        --        --     5,547        --
Scudder MFS Strategic Value
-- B                              22,357    25,357   170,421   349,879   192,778   375,236
Scudder Turner Mid Cap
Growth -- B                           --        --   218,164        --   218,164        --
Scudder Real Estate -- B              --    96,020    80,192   284,332    80,192   380,352
Scudder Strategic Income -- B    108,500   177,416    22,439     5,546   130,939   182,962
Scudder Conservative Income
Strategy                          66,372        --    13,040       549    79,412       549
Scudder Moderate
Allocation-- B                   210,533        --   168,426    17,059   378,959    17,059
Scudder Conservative
Allocation-- B                    90,913        --    40,399     6,825   131,312     6,825
Scudder Growth Allocation-- B    265,460        --   271,048    20,452   536,508    20,452
Scudder Templeton Foreign
Value                             21,047       790   211,985       552   233,032     1,342
Scudder Mercury Large Cap Core        --         5    13,451       125    13,451       130
Scudder Bond -- B                  5,265        --       186        --     5,451        --
Scudder Equity 500 Index -- B     75,375        --        --        --    75,375        --
Alger American Balanced -- B      45,587    62,242   194,811        --   240,398    62,242
Credit Suisse Emerging
Markets -- B                      11,063    13,450    27,173        --    38,236    13,450
Dreyfus VIF Midcap Stock -- B     10,195        --   919,004    20,853   929,199    20,853
AIM VI Utilities -- B             50,670    32,082    31,283        --    81,953    32,082

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense and income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                                                     EXPENSE RATIO   INVESTMENT        TOTAL
                                                 UNITS   UNIT FAIR VALUE    ASSETS     HIGHEST TO      INCOME      RETURN HIGHEST
             SUB-ACCOUNT                  YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  --------  --------------  ----------  -------------------
Strategic Opportunities - A               2006   1,036   $30.20 to $9.73   $ 25,877  1.75% to 1.40%     0.01%     10.60% to 10.22%
                                          2005   1,295     27.30 to 8.83     29,104   1.75 to 1.40      0.45        8.20 to 7.83
                                          2004   1,596     25.23 to 8.19     33,131   1.75 to 1.40      0.09       10.75 to 10.36
                                          2003   1,878     22.79 to 7.42     35,115   1.75 to 1.40      0.00       24.09 to 23.66
                                          2002   2,127     18.36 to 6.00     32,409   1.75 to 1.40      0.00     (39.62) to (39.83)

Strategic Opportunities - B               2006     119    13.44 to 12.89      1,589   1.85 to 1.40      0.00        10.36 to 9.87
                                          2005     137    12.18 to 11.71      1,659   1.85 to 1.40      0.26        8.03 to 4.76
                                          2004     142    11.27 to 10.87      1,596   1.75 to 1.40      0.02       10.82 to 10.43
                                          2003     128     10.17 to 9.83      1,292   1.75 to 1.40      0.00       23.87 to 23.44
                                          2002      19      8.21 to 7.96        154   1.75 to 1.40      0.00      (9.50) to (36.35)

Investment Quality Bond - A               2006     545    26.55 to 16.52     11,394   1.75 to 1.40      6.35        2.13 to 1.78
                                          2005     659    25.99 to 16.23     13,684   1.75 to 1.40      5.85        0.84 to 0.49
                                          2004     812    25.78 to 16.15     17,006   1.75 to 1.40      6.00        3.35 to 2.99
                                          2003     953    24.94 to 15.68     19,568   1.75 to 1.40      5.30        5.83 to 5.46
                                          2002   1,208    23.57 to 14.87     23,510   1.75 to 1.40      4.96        8.41 to 8.03

Investment Quality Bond - B               2006   1,826    14.94 to 12.99     26,873   1.85 to 1.15      5.47        4.16 to 1.47
                                          2005   1,168    14.66 to 14.42     17,007   1.85 to 1.40      3.82       0.61 to (0.28)
                                          2004     499    14.57 to 14.44      7,232   1.75 to 1.40      5.22        3.19 to 2.83
                                          2003     466    14.15 to 14.04      6,562   1.75 to 1.40      4.25        5.75 to 5.38
                                          2002     185    13.41 to 13.32      2,464   1.75 to 1.40      0.33        7.28 to 2.27

U.S. Core - A                             2006   2,725    32.90 to 10.61     65,921   1.75 to 1.40      1.25        7.66 to 7.29
                                          2005   3,340     30.56 to 9.89     75,782   1.75 to 1.40      1.43        0.62 to 0.27
                                          2004   4,242     30.37 to 9.86     95,127   1.75 to 1.40      0.88        5.28 to 4.92
                                          2003   4,833     28.85 to 9.40    105,349   1.75 to 1.40      1.00       24.83 to 24.39
                                          2002   5,355     23.11 to 7.56     95,740   1.75 to 1.40      0.66     (25.39) to (25.65)

U.S. Core - B                             2006     842    14.58 to 13.33     12,039   1.85 to 1.40      1.00        7.48 to 7.00
                                          2005   1,076    13.56 to 12.43     14,348   1.85 to 1.40      1.18       0.43 to (1.39)
                                          2004   1,230    13.51 to 12.41     16,363   1.75 to 1.40      0.69        5.06 to 4.70
                                          2003     966    12.86 to 11.84     12,269   1.75 to 1.40      0.81       24.65 to 24.22
                                          2002     243     10.31 to 9.53      2,496   1.75 to 1.40      0.02      (6.48) to (23.80)

Blue Chip Growth - A                      2006   2,288    24.22 to 10.96     45,399   1.75 to 1.40      0.21        8.07 to 7.69
                                          2005   2,774    22.46 to 10.18     51,140   1.75 to 1.40      0.42        4.13 to 3.77
                                          2004   3,361     21.63 to 9.81     59,864   1.75 to 1.40      0.12        7.51 to 7.14
                                          2003   3,812     20.17 to 9.15     63,875   1.75 to 1.40      0.04       27.38 to 26.93
                                          2002   4,318     15.87 to 7.21     57,550   1.75 to 1.40      0.00     (25.31) to (25.57)

Blue Chip Growth - B                      2006   1,374    15.64 to 13.17     21,093   1.85 to 1.15      0.03        7.80 to 5.20
                                          2005   1,489    14.51 to 13.41     21,253   1.85 to 1.40      0.00        3.90 to 2.29
                                          2004   1,140    13.97 to 12.94     15,702   1.75 to 1.40      0.06        7.31 to 6.94
                                          2003     699    13.01 to 12.09      8,975   1.75 to 1.40      0.11       27.22 to 26.78
                                          2002     166     10.23 to 9.53      1,681   1.75 to 1.40      0.00      (6.75) to (23.78)

Money Market - A                          2006   1,593    17.82 to 13.05     24,875   1.75 to 1.40      4.35        2.99 to 2.63
                                          2005   1,956    17.30 to 12.71     29,884   1.75 to 1.40      2.61        1.24 to 0.89
                                          2004   1,963    17.09 to 12.59     29,824   1.75 to 1.40      0.80      (0.60) to (0.95)
                                          2003   2,678    17.19 to 12.70     40,217   1.75 to 1.40      0.60      (0.82) to (1.16)
                                          2002   4,836    17.33 to 12.83     71,391   1.75 to 1.40      1.17      (0.23) to (0.58)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS    UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME          HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Money Market - B                          2006   2,653  $12.77 to $12.45   $33,361  1.85% to 1.15%     4.20%      2.79% to 1.81%
                                          2005   1,716    12.37 to 12.16    21,020   1.85 to 1.40      2.42        1.04 to 0.47
                                          2004   1,606    12.24 to 12.13    19,536   1.75 to 1.40      0.53      (0.80) to (1.14)
                                          2003   1,567    12.34 to 12.26    19,245   1.75 to 1.40      0.37      (1.01) to (1.36)
                                          2002     968    12.46 to 12.42    12,039   1.75 to 1.40      0.59      (0.08) to (0.64)

Global Trust - A                          2006     722    33.14 to 16.14    22,073   1.75 to 1.40      1.34       18.65 to 18.24
                                          2005     835    27.93 to 13.65    21,550   1.75 to 1.40      1.33        9.19 to 8.81
                                          2004   1,093    25.58 to 12.54    26,117   1.75 to 1.40      1.77       13.16 to 12.76
                                          2003   1,222    22.60 to 11.13    25,984   1.75 to 1.40      0.91       25.69 to 25.25
                                          2002   1,451    17.99 to 8.88     24,611   1.75 to 1.40      1.39     (20.23) to (20.51)

Global Trust - B                          2006     252    18.91 to 18.43     4,726   1.85 to 1.40      1.11       18.43 to 17.90
                                          2005     242    15.96 to 15.60     3,839   1.85 to 1.40      1.10        8.97 to 4.62
                                          2004     156    14.65 to 14.35     2,271   1.75 to 1.40      1.22       12.94 to 12.54
                                          2003      84    12.97 to 12.74     1,084   1.75 to 1.40      0.58       25.46 to 25.02
                                          2002      24    10.34 to 10.18       250   1.75 to 1.40      0.02      (4.46) to (18.58)

Global Bond - A                           2006     252    27.35 to 17.51     5,851   1.75 to 1.40      0.00        3.81 to 3.45
                                          2005     280    26.35 to 16.93     6,328   1.75 to 1.40      4.76      (7.84) to (8.16)
                                          2004     290    28.59 to 18.43     7,259   1.75 to 1.40      3.76        8.71 to 8.33
                                          2003     333    26.30 to 17.02     7,790   1.75 to 1.40      3.99       13.79 to 13.39
                                          2002     446    23.11 to 15.01     9,221   1.75 to 1.40      0.00       18.45 to 18.04

Global Bond - B                           2006   1,045    17.40 to 12.66    17,310   1.85 to 1.15      0.00        3.61 to 1.12
                                          2005     632    16.83 to 15.99    10,257   1.85 to 1.40      3.99      (3.01) to (8.27)
                                          2004     459    18.33 to 17.49     8,103   1.75 to 1.40      2.91        8.54 to 8.16
                                          2003     316    16.93 to 16.17     5,160   1.75 to 1.40      3.49       13.57 to 13.17
                                          2002      96    14.95 to 14.29     1,379   1.75 to 1.40      0.00       19.58 to 5.13

U.S. Government Securities - A            2006   1,010    23.58 to 15.24    19,539   1.75 to 1.40      4.92        2.94 to 2.58
                                          2005   1,203    22.91 to 14.86    22,795   1.75 to 1.40      1.78       0.17 to (0.18)
                                          2004   1,498    22.87 to 14.89    28,279   1.75 to 1.40      2.02        1.45 to 1.10
                                          2003   1,852    22.54 to 14.72    34,707   1.75 to 1.40      3.48       0.32 to (0.03)
                                          2002   2,576    22.47 to 14.73    47,851   1.75 to 1.40      3.14        6.49 to 6.12

U.S. Government Securities - B            2006     809    13.69 to 12.97    10,952   1.85 to 1.15      4.65        4.01 to 2.29
                                          2005     998    13.33 to 13.11    13,188   1.85 to 1.40      1.34       0.05 to (0.34)
                                          2004   1,114    13.35 to 13.20    14,757   1.75 to 1.40      1.69        1.27 to 0.91
                                          2003   1,242    13.22 to 13.08    16,277   1.75 to 1.40      2.63       0.18 to (0.17)
                                          2002     381    13.29 to 13.10     4,999   1.75 to 1.40      0.12        5.83 to 1.15

Income & Value - A                        2006     832    27.95 to 15.12    19,390   1.75 to 1.40      2.08        7.16 to 6.78
                                          2005     977    26.08 to 14.16    21,592   1.75 to 1.40      1.71        3.76 to 3.40
                                          2004   1,195    25.14 to 13.70    25,291   1.75 to 1.40      1.25        6.14 to 5.77
                                          2003   1,090    23.68 to 12.95    22,537   1.75 to 1.40      1.97       24.73 to 24.29
                                          2002   1,169    18.99 to 10.42    19,697   1.75 to 1.40      2.10     (17.10) to (17.39)

Income & Value - B                        2006     695    15.85 to 12.97    10,855   1.85 to 1.15      1.81        6.92 to 3.62
                                          2005     739    14.82 to 14.18    10,815   1.85 to 1.40      1.48        3.53 to 1.56
                                          2004     705    14.32 to 13.73     9,986   1.75 to 1.40      0.91        5.92 to 5.55
                                          2003     418    13.52 to13.00      5,604   1.75 to 1.40      1.34       24.53 to 24.10
                                          2002      72    10.86 to 10.46       782   1.75 to 1.40      0.06     (5.24) to (16.31)

Large Cap Growth - A                      2006      --    19.35 to 8.62         --   1.75 to 1.40     0.38(a)     1.92 to 1.80(a)
                                          2005   1,167    18.99 to 8.47     15,731   1.75 to 1.40      0.77      (1.15) to (1.49)
                                          2004   1,389    19.21 to 8.59     19,019   1.75 to 1.40      0.28        4.70 to 4.33
                                          2003   1,546    18.34 to 8.24     20,289   1.75 to 1.40      0.26       23.59 to 23.15
                                          2002   1,748    14.84 to 6.69     18,491   1.75 to 1.40      0.33     (23.91) to (24.17)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME           HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Large Cap Growth - B                      2006      --  $13.11 to $12.30        --  1.85% to 1.40%   0.14%(a)     1.85 to 1.70(a)
                                          2005     992    12.87 to 12.08    12,609   1.85 to 1.40      0.58      (1.17) to (1.75)
                                          2004   1,043    13.06 to 12.29    13,477   1.75 to 1.40      0.17        4.52 to 4.16
                                          2003     792    12.49 to 11.78     9,813   1.75 to 1.40      0.25       23.50 to 23.07
                                          2002     111    10.11 to 9.56      1,120   1.75 to 1.40      0.01     (6.30) to (23.48)

Equity-Income - A                         2006   2,087    36.09 to 20.12    65,058   1.75 to 1.40      1.53       17.37 to 16.96
                                          2005   2,415    30.74 to 17.20    64,504   1.75 to 1.40      1.30        2.48 to 2.12
                                          2004   2,836    30.00 to 16.84    74,171   1.75 to 1.40      1.31       13.21 to 12.81
                                          2003   3,134    26.50 to 14.93    72,725   1.75 to 1.40      1.51       23.83 to 23.40
                                          2002   3,515    21.40 to 12.10    66,375   1.75 to 1.40      1.38     (14.49) to (14.79)

Equity-Income - B                         2006   2,177    17.74 to 13.74    37,727   1.85 to 1.15      1.36       17.12 to 9.77
                                          2005   2,271    15.18 to 14.66    33,757   1.85 to 1.40      0.88        2.28 to 0.18
                                          2004   1,869    14.88 to 14.44    27,207   1.75 to 1.40      0.96       13.01 to 12.62
                                          2003   1,249    13.20 to 12.82    16,139   1.75 to 1.40      1.10       23.66 to 23.23
                                          2002     341    10.70 to 10.41     3,557   1.75 to 1.40      0.01     (3.87) to (16.75)

Strategic Bond - A                        2006     758    21.83 to 17.84    15,541   1.75 to 1.40      6.84        5.57 to 5.20
                                          2005     847    20.68 to 16.96    16,526   1.75 to 1.40      2.89        1.27 to 0.92
                                          2004   1,066    20.42 to 16.80    20,777   1.75 to 1.40      3.89        5.18 to 4.81
                                          2003   1,279    19.41 to 16.03    23,715   1.75 to 1.40      4.98       11.54 to 11.15
                                          2002   1,573    17.41 to 14.42    26,185   1.75 to 1.40      7.09        7.44 to 7.07

Strategic Bond - B                        2006     892    16.27 to 13.27    14,373   1.85 to 1.15      6.66        6.42 to 4.91
                                          2005     891    15.48 to 15.15    13,656   1.85 to 1.40      1.90        1.02 to 0.06
                                          2004     594    15.36 to 15.10     9,013   1.75 to 1.40      2.79        4.91 to 4.54
                                          2003     394    14.68 to 14.45     5,716   1.75 to 1.40      3.27       11.36 to 10.97
                                          2002     110    13.22 to 13.02     1,432   1.75 to 1.40      0.36        5.74 to 1.36

All Cap Core - A                          2006     522    20.83 to 9.21      9,535   1.75 to 1.40      0.72       13.16 to 12.76
                                          2005     669    18.41 to 8.17     10,530   1.75 to 1.40      0.79        7.57 to 7.19
                                          2004     839    17.11 to 7.62     12,345   1.75 to 1.40      0.46       14.71 to 14.31
                                          2003   1,051    14.92 to 6.67     13,409   1.75 to 1.40      0.00       29.72 to 29.26
                                          2002   1,179    11.50 to 5.16     11,921   1.75 to 1.40      0.00     (26.27) to (26.53)

All Cap Core - B                          2006      73    18.94 to 16.71     1,341   1.85 to 1.40      0.52       12.96 to 12.45
                                          2005      73    16.76 to 14.83     1,194   1.85 to 1.40      0.58        7.38 to 2.89
                                          2004      52    15.61 to 13.84       790   1.75 to 1.40      0.31       14.44 to 14.04
                                          2003      40    13.64 to 12.13       537   1.75 to 1.40      0.00       29.43 to 28.98
                                          2002       9    10.54 to 9.39         94   1.75 to 1.40      0.00     (4.53) to (24.86)

All Cap Growth - A                        2006   1,006    20.21 to 8.59     16,657   1.75 to 1.40      0.00        5.10 to 4.73
                                          2005   1,229    19.23 to 8.20     19,308   1.75 to 1.40      0.00        7.48 to 7.11
                                          2004   1,524    17.89 to 7.65     22,220   1.75 to 1.40      0.00        5.04 to 4.67
                                          2003   1,856    17.03 to 7.31     25,993   1.75 to 1.40      0.00       27.44 to 27.00
                                          2002   2,165    13.36 to 5.76     24,084   1.75 to 1.40      0.00     (25.46) to (25.72)

All Cap Growth - B                        2006     288    15.05 to 14.04     4,253   1.85 to 1.40      0.00        4.84 to 4.37
                                          2005     348    14.36 to 13.42     4,923   1.85 to 1.40      0.00        7.26 to 5.24
                                          2004     394  $13.39 to $12.54     5,206   1.75 to 1.40      0.00        4.85 to 4.48
                                          2003     323  $12.77 to $11.99     4,079   1.75 to 1.40      0.00       27.20 to 26.76
                                          2002      62   $10.04 to $9.45       613   1.75 to 1.40      0.00     (7.06) to (24.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
International Small Cap - A               2006     360  $26.22 to $13.67   $ 8,037  1.75% to 1.40%     1.17%      25.96% to 25.52%
                                          2005     357    20.82 to 10.89     6,725   1.75 to 1.40      0.88        8.58 to 8.20
                                          2004     449    19.17 to 10.06     7,886   1.75 to 1.40      0.13       19.38 to 18.96
                                          2003     477    16.06 to 8.46      7,213   1.75 to 1.40      0.00       52.79 to 52.26
                                          2002     539    10.51 to 5.56      5,297   1.75 to 1.40      0.00     (17.88) to (18.17)

International Small Cap - B               2006     290    25.04 to 13.58     6,936   1.85 to 1.15      0.95       25.78 to 8.50
                                          2005     255    19.96 to 19.17     4,950   1.85 to 1.40      0.23        8.35 to 3.91
                                          2004     245    18.47 to 17.82     4,400   1.75 to 1.40      0.08       19.18 to 18.77
                                          2003     128    15.53 to 15.00     1,932   1.75 to 1.40      0.00       52.58 to 52.05
                                          2002      10    10.21 to 9.87         98   1.75 to 1.40      0.00     (6.40) to (21.07)

Pacific Rim - A                           2006     221    16.12 to 13.52     3,135   1.75 to 1.40      0.97        9.51 to 9.12
                                          2005     277    14.77 to 12.38     3,580   1.75 to 1.40      0.92       24.01 to 23.58
                                          2004     269    11.95 to 10.01     2,804   1.75 to 1.40      0.47       15.27 to 14.87
                                          2003     271    10.40 to 8.70      2,433   1.75 to 1.40      0.14       38.77 to 38.28
                                          2002     266     7.52 to 6.29      1,713   1.75 to 1.40      0.12     (13.75) to (14.06)

Pacific Rim - B                           2006     187    22.84 to 12.24     3,969   1.85 to 1.15      0.76       9.38 to (2.18)
                                          2005     208    20.94 to 19.28     4,083   1.85 to 1.40      0.65       23.68 to 20.11
                                          2004     130    16.97 to 15.70     2,069   1.75 to 1.40      0.37       15.17 to 14.77
                                          2003      90    14.77 to 13.68     1,236   1.75 to 1.40      0.09       38.57 to 38.09
                                          2002       8    10.69 to 9.91         80   1.75 to 1.40      0.00     (5.66) to (20.75)

Science & Technology - A                  2006   1,477    12.90 to 4.53     13,945   1.75 to 1.40      0.00        4.06 to 3.70
                                          2005   1,845    12.40 to 4.37     16,503   1.75 to 1.40      0.00        0.67 to 0.32
                                          2004   2,215    12.31 to 4.36     19,863   1.75 to 1.40      0.00      (0.53) to (0.88)
                                          2003   2,590    12.38 to 4.40     23,957   1.75 to 1.40      0.00       48.31 to 47.79
                                          2002   2,560     8.35 to 2.98     16,805   1.75 to 1.40      0.00     (41.59) to (41.79)

Science & Technology - B                  2006     413    14.32 to 11.23     5,689   1.85 to 1.15      0.00        3.91 to 0.92
                                          2005     483    13.79 to 10.83     6,362   1.85 to 1.40      0.00       0.41 to (1.28)
                                          2004     577    13.73 to 10.81     7,605   1.75 to 1.40      0.00      (0.62) to (0.97)
                                          2003     400    13.81 to 10.91     5,261   1.75 to 1.40      0.00       48.37 to 47.86
                                          2002      38     9.31 to 7.37        339   1.75 to 1.40      0.00     (13.47) to (41.05)

Emerging Small Company - A                2006     379    19.70 to 9.08      5,866   1.75 to 1.40      0.00        0.99 to 0.63
                                          2005     441    19.51 to 9.03      6,901   1.75 to 1.40      0.00        3.59 to 3.23
                                          2004     532    18.84 to 8.74      8,031   1.75 to 1.40      0.00        9.97 to 9.58
                                          2003     567    17.13 to 7.98      8,043   1.75 to 1.40      0.00       37.79 to 37.31
                                          2002     613    12.43 to 5.81      6,457   1.75 to 1.40      0.00     (30.19) to (30.43)

Emerging Small Company - B                2006     335    15.04 to 14.11     4,967   1.85 to 1.40      0.00        0.76 to 0.31
                                          2005     362    14.92 to 14.04     5,343   1.85 to 1.40      0.00       3.40 to (0.21)
                                          2004     363    14.43 to 13.61     5,183   1.75 to 1.40      0.00        9.76 to 9.38
                                          2003     224    13.15 to 12.43     2,921   1.75 to 1.40      0.00       37.54 to 37.06
                                          2002      42     9.56 to 9.06        399   1.75 to 1.40      0.00     (8.75) to (27.53)

International Core - A                    2006     308    18.57 to 13.50     5,223   1.75 to 1.40      0.60       23.04 to 22.61
                                          2005     327    15.09 to 11.01     4,486   1.75 to 1.40      0.76       14.34 to 13.94
                                          2004     344    13.20 to 9.66      4,161   1.75 to 1.40      0.86       13.98 to 13.58
                                          2003     414    11.58 to 8.51      4,432   1.75 to 1.40      0.51       28.46 to 28.02
                                          2002     492     9.01 to 6.65      4,125   1.75 to 1.40      0.44     (22.78) to (23.05)

International Core - B                    2006     159    20.21 to 13.32     3,123   1.85 to 1.15      0.42       22.89 to 6.43
                                          2005      98    16.48 to 15.90     1,581   1.85 to 1.40      0.00       14.10 to 11.19
                                          2004      88    14.48 to 14.03     1,248   1.75 to 1.40      0.68       13.75 to 13.35
                                          2003      70    12.77 to 12.38       875   1.75 to 1.40      0.46       28.45 to 28.00
                                          2002      37     9.96 to 9.67        365   1.75 to 1.40      0.09     (3.11) to (22.63)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Value - A                                 2006     472   $27.46 to $24.34  $12,458  1.75% to 1.40%     0.38%     19.37% to 18.95%
                                          2005     520    23.01 to 20.46    11,529   1.75 to 1.40      0.64       11.00 to 10.61
                                          2004     615    20.73 to 18.50    12,315   1.75 to 1.40      0.60       13.57 to 13.17
                                          2003     728    18.25 to 16.35    12,885   1.75 to 1.40      1.17       36.83 to 36.35
                                          2002     831    13.34 to 11.99    10,768   1.75 to 1.40      0.84     (23.88) to (24.14)

Value - B                                 2006     250    19.49 to 13.62     4,786   1.85 to 1.15      0.19        19.12 to 8.79
                                          2005     230    16.40 to 16.08     3,737   1.85 to 1.40      0.43        10.80 to 3.39
                                          2004     216    14.84 to 14.62     3,171   1.75 to 1.40      0.39       13.44 to 13.04
                                          2003     125    13.11 to 12.93     1,622   1.75 to 1.40      1.12       36.68 to 36.20
                                          2002      34      9.62 to 9.49       319   1.75 to 1.40      0.05      (4.57) to (24.05)

Real Estate Securities - A                2006     296    38.25 to 36.74    11,138   1.75 to 1.40      1.81       36.19 to 35.72
                                          2005     322    28.03 to 27.07     8,898   1.75 to 1.40      2.02        10.30 to 9.92
                                          2004     379    25.46 to 24.63     9,520   1.75 to 1.40      2.48       30.20 to 29.74
                                          2003     422    19.56 to 18.98     8,165   1.75 to 1.40      2.54       37.21 to 36.74
                                          2002     430    14.25 to 13.88     6,082   1.75 to 1.40      2.79        1.16 to 0.80

Real Estate Securities - B                2006     503    33.50 to 15.65    15,580   1.85 to 1.15      1.58       35.91 to 25.03
                                          2005     509    24.71 to 22.84    11,818   1.85 to 1.40      1.51       10.11 to (2.97)
                                          2004     473    22.50 to 20.89     9,995   1.75 to 1.40      1.92       29.93 to 29.48
                                          2003     316    17.36 to 16.13     5,149   1.75 to 1.40      2.07       37.00 to 36.53
                                          2002     123    12.70 to 11.82     1,455   1.75 to 1.40      0.24       1.62 to (5.46)

High Yield - A                            2006     576    17.23 to 14.44     8,974   1.75 to 1.40      6.86        8.84 to 8.46
                                          2005     696    15.83 to 13.31    10,061   1.75 to 1.40      4.80        2.26 to 1.90
                                          2004     904    15.48 to 13.07    12,865   1.75 to 1.40      6.35        9.51 to 9.13
                                          2003   1,398    14.14 to 11.97    18,071   1.75 to 1.40      5.11       22.72 to 22.29
                                          2002     852     11.52 to 9.79     9,169   1.75 to 1.40      8.31      (8.17) to (8.49)

High Yield - B                            2006     694    17.42 to 13.24    11,893   1.85 to 1.15      6.91        8.71 to 5.80
                                          2005     759    16.03 to 15.43    11,992   1.85 to 1.40      3.56          2.12 to 0
                                          2004     974    15.70 to 15.15    15,077   1.75 to 1.40      4.72        9.30 to 8.92
                                          2003     947    14.36 to 13.89    13,430   1.75 to 1.40      3.73       22.47 to 22.05
                                          2002      78    11.72 to 11.37       910   1.75 to 1.40      0.85      (0.84) to (9.03)

Lifestyle Aggressive - A                  2006     320    18.82 to 14.63     5,390   1.75 to 1.40      7.66       13.86 to 13.46
                                          2005     378    16.53 to 12.90     5,514   1.75 to 1.40      1.92        9.10 to 8.72
                                          2004     442    15.15 to 11.86     6,042   1.75 to 1.40      0.77       14.44 to 14.04
                                          2003     437    13.24 to 10.40     5,216   1.75 to 1.40      0.41       33.04 to 32.57
                                          2002     466      9.95 to 7.85     4,239   1.75 to 1.40      0.83     (21.81) to (22.09)

Lifestyle Aggressive - B                  2006   3,106    18.89 to 13.01    58,044   1.85 to 1.15      7.68        13.59 to 4.07
                                          2005   3,243    16.63 to 16.36    53,631   1.85 to 1.40      1.84        8.94 to 4.45
                                          2004   3,055    15.26 to 15.12    46,433   1.75 to 1.40      0.63       14.44 to 14.04
                                          2003   1,816    13.34 to 13.26    24,167   1.75 to 1.40      0.14       33.04 to 32.57
                                          2002     126     10.02 to 9.99     1,264   1.75 to 1.40      0.00      (5.59) to (20.05)

Lifestyle Growth - A                      2006   1,922    20.82 to 15.25    34,748   1.75 to 1.40      6.04       11.93 to 11.54
                                          2005   1,986    18.61 to 13.68    32,112   1.75 to 1.40      2.86        7.16 to 6.78
                                          2004   2,178    17.36 to 12.81    33,490   1.75 to 1.40      1.45       12.99 to 12.60
                                          2003   2,185    15.37 to 11.37    29,888   1.75 to 1.40      1.20       27.75 to 27.30
                                          2002   2,202     12.03 to 8.93    23,853   1.75 to 1.40      2.17     (17.02) to (17.31)

Lifestyle Growth - B                      2006  39,974    18.43 to 13.09   706,919   1.85 to 1.15      5.22        11.71 to 4.69
                                          2005  22,032    16.49 to 16.14   359,838   1.85 to 1.40      2.29        7.01 to 3.18
                                          2004  10,656    15.41 to 15.12   163,056   1.75 to 1.40      0.83       13.00 to 12.61
                                          2003   3,499    13.64 to 13.42    47,509   1.75 to 1.40      0.52       27.64 to 27.20
                                          2002     424    10.69 to 10.54     4,523   1.75 to 1.40      0.04     (4.44) to (15.70)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Lifestyle Balanced - A                    2006   2,969   $21.97 to $16.17  $56,071  1.75% to 1.40%     5.48%     11.17% to 10.78%
                                          2005   3,308    19.76 to 14.60    56,410   1.75 to 1.40      3.96        5.40 to 5.03
                                          2004   3,491    18.75 to 13.90    56,752   1.75 to 1.40      2.24       11.91 to 11.52
                                          2003   3,340    16.75 to 12.46    48,820   1.75 to 1.40      2.37       22.25 to 21.83
                                          2002   2,920    13.70 to 10.23    35,380   1.75 to 1.40      3.25     (11.20) to (11.51)

Lifestyle Balanced - B                    2006  36,439    18.14 to 13.22    636,831  1.85 to 1.15      4.89        10.95 to 5.74
                                          2005  24,002    16.35 to 15.98    388,167  1.85 to 1.40      3.17        5.32 to 2.07
                                          2004  11,111    15.52 to 15.21    171,110  1.75 to 1.40      1.43       11.83 to 11.44
                                          2003   4,784    13.88 to 13.64    66,050   1.75 to 1.40      1.47       22.25 to 21.83
                                          2002     790    11.36 to 11.18     8,940   1.75 to 1.40      0.23      (2.58) to (10.56)

Lifestyle Moderate - A                    2006   1,517    21.79 to 16.17    27,295   1.75 to 1.40      4.68        8.88 to 8.51
                                          2005   1,618    20.01 to 14.90    26,757   1.75 to 1.40      4.20        2.71 to 2.35
                                          2004   1,721    19.48 to 14.56    28,156   1.75 to 1.40      2.90        9.49 to 9.11
                                          2003   1,737    17.79 to 13.35    26,228   1.75 to 1.40      3.07       16.19 to 15.78
                                          2002   1,709    15.32 to 11.53    22,372   1.75 to 1.40      3.40      (5.37) to (5.70)

Lifestyle Moderate - B                    2006  10,417    16.89 to 13.15   171,943   1.85 to 1.15      4.21        8.65 to 5.24
                                          2005   7,557    15.54 to 15.29   116,397   1.85 to 1.40      3.53        2.56 to 1.04
                                          2004   4,269    15.15 to 15.00    64,245   1.75 to 1.40      1.99        9.49 to 9.11
                                          2003   1,961    13.83 to 13.73    27,023   1.75 to 1.40      1.79       16.19 to 15.78
                                          2002     377    11.91 to 11.85     4,480   1.75 to 1.40      0.31      (1.16) to (5.20)

Lifestyle Conservative - A                2006     856    21.39 to 16.50    15,451   1.75 to 1.40      4.62        6.93 to 6.56
                                          2005     906    20.01 to 15.48    15,367   1.75 to 1.40      4.82        1.46 to 1.10
                                          2004     951    19.72 to 15.31    16,109   1.75 to 1.40      3.70        7.07 to 6.70
                                          2003   1,202    18.42 to 14.35    19,071   1.75 to 1.40      3.68        10.00 to 9.62
                                          2002   1,420    16.74 to 13.09    20,441   1.75 to 1.40      2.80       0.31 to (0.04)

Lifestyle Conservative - B                2006   4,437    15.90 to 13.12    69,236   1.85 to 1.15      4.41        6.63 to 4.99
                                          2005   3,608    14.91 to 14.67    53,306   1.85 to 1.40      4.29        1.38 to 0.19
                                          2004   2,223    14.71 to 14.57    32,473   1.75 to 1.40      3.04        7.00 to 6.62
                                          2003   1,460    13.74 to 13.67    19,983   1.75 to 1.40      2.53        10.00 to 9.62
                                          2002     314    12.53 to 12.47     3,913   1.75 to 1.40      0.16       0.53 to (0.26)

Small Company Value - A                   2006     468    24.91 to 23.15    11,306   1.75 to 1.40      0.07       13.82 to 13.42
                                          2005     607    21.97 to 20.39    12,879   1.75 to 1.40      0.28        5.55 to 5.18
                                          2004     738    20.88 to 19.36    14,823   1.75 to 1.40      0.16       23.45 to 23.02
                                          2003     786    16.98 to 15.73    12,806   1.75 to 1.40      0.39       31.81 to 31.35
                                          2002     846    12.92 to 11.96    10,438   1.75 to 1.40      0.30      (7.24) to (7.56)

Small Company Value - B                   2006   1,134    22.11 to 12.50    22,490   1.85 to 1.15      0.00       13.61 to (0.16)
                                          2005   1,196    19.51 to 17.20    21,023   1.85 to 1.40      0.06        5.30 to 0.77
                                          2004   1,139    18.58 to 16.45    19,052   1.75 to 1.40      0.09       23.20 to 22.77
                                          2003     831    15.12 to 13.40    11,304   1.75 to 1.40      0.35       31.71 to 31.25
                                          2002     208    11.51 to 10.21     2,134   1.75 to 1.40      0.04      (2.04) to (18.34)

International Value - A                   2006     988    20.35 to 19.93    19,990   1.75 to 1.40      1.86       27.79 to 27.35
                                          2005   1,098    15.92 to 15.65    17,391   1.75 to 1.40      0.49        9.01 to 8.63
                                          2004     466    14.61 to 14.40     6,761   1.75 to 1.40      1.26       19.85 to 19.43
                                          2003     442    12.19 to 12.05     5,361   1.75 to 1.40      0.81       42.85 to 42.35
                                          2002     410      8.53 to 8.45     3,484   1.75 to 1.40      0.65     (18.98) to (19.26)

International Value - B                   2006   1,023    24.17 to 14.10    23,440   1.85 to 1.15      1.67       27.48 to 12.65
                                          2005   1,029    19.01 to 17.87    18,690   1.85 to 1.40      0.60        8.78 to 5.30
                                          2004     790    17.52 to 16.55    13,194   1.75 to 1.40      0.98       19.68 to 19.26
                                          2003     548    14.67 to 13.88     7,675   1.75 to 1.40      0.64       42.51 to 42.01
                                          2002     113     10.32 to 9.77     1,110   1.75 to 1.40      0.00      (7.35) to (21.83)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS     HIGHEST TO      INCOME         HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)       LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  ------------------
Total Return - A                          2006   1,760   $17.10 to $16.52  $29,476  1.75% to 1.40%     3.46%      2.16% to 1.81%
                                          2005   2,066    16.74 to 16.22   33,921     1.75 to 1.40     2.42        1.05 to 0.70
                                          2004   2,430    16.56 to 16.11   39,569     1.75 to 1.40     3.92        3.49 to 3.13
                                          2003   2,966    16.00 to 15.62   46,792     1.75 to 1.40     2.85        3.56 to 3.19
                                          2002   3,392    15.46 to 15.14   51,821     1.75 to 1.40     2.41        7.99 to 7.62

Total Return - B                          2006   2,196    14.65 to 12.90   31,877     1.85 to 1.15     3.26        3.44 to 1.53
                                          2005   2,523    14.36 to 14.13   35,980     1.85 to 1.40     1.95       0.83 to (0.56)
                                          2004   2,577    14.25 to 14.12   36,510     1.75 to 1.40     3.24        3.25 to 2.89
                                          2003   2,424    13.80 to 13.72   33,338     1.75 to 1.40     2.20        3.41 to 3.05
                                          2002     900    13.35 to 13.31   11,993     1.75 to 1.40     0.10        6.79 to 1.70

U.S. Large Cap - A                        2006     978    15.17 to 14.37   14,499     1.75 to 1.40     0.58        9.12 to 8.74
                                          2005   1,181    13.91 to 13.21   16,086     1.75 to 1.40     0.45        4.35 to 3.99
                                          2004   1,411    13.33 to 12.71   18,445     1.75 to 1.40     0.28        7.87 to 7.49
                                          2003   1,182    12.35 to 11.82   14,287     1.75 to 1.40     0.38       35.16 to 34.69
                                          2002   1,169      9.14 to 8.78   10,493     1.75 to 1.40     0.29     (26.23) to (26.48)

U.S. Large Cap - B                        2006     784    16.33 to 12.89   12,561     1.85 to 1.15     0.40        8.83 to 3.02
                                          2005     938    15.00 to 14.14   13,843     1.85 to 1.40     0.12        4.26 to 2.21
                                          2004   1,079    14.39 to 13.59   15,307     1.75 to 1.40     0.21        7.59 to 7.22
                                          2003     808    13.37 to 12.66   10,660     1.75 to 1.40     0.33       34.78 to 34.31
                                          2002     136      9.92 to 9.42    1,338     1.75 to 1.40     0.02      (7.87) to (24.64)

Mid Cap Stock - A                         2006   1,178    16.70 to 16.20   19,508     1.75 to 1.40     0.00       11.97 to 11.58
                                          2005   1,312    14.96 to 14.50   19,434     1.75 to 1.40     0.00       12.98 to 12.59
                                          2004     659    13.29 to 12.87    8,666     1.75 to 1.40     0.00       17.38 to 16.97
                                          2003     704    11.36 to 10.99    7,898     1.75 to 1.40     0.00       40.35 to 39.86
                                          2002     610      8.12 to 7.85    4,887     1.75 to 1.40     0.00     (23.64) to (23.91)

Mid Cap Stock - B                         2006   1,016    20.92 to 12.79   20,875     1.85 to 1.15     0.00        11.73 to 2.16
                                          2005   1,037    18.72 to 17.62   19,220     1.85 to 1.40     0.00        12.84 to 8.02
                                          2004     769    16.59 to 15.65   12,646     1.75 to 1.40     0.00       17.10 to 16.69
                                          2003     495    14.17 to 13.40    6,967     1.75 to 1.40     0.00       40.00 to 39.51
                                          2002      86     10.12 to 9.60      865     1.75 to 1.40     0.00      (7.56) to (23.24)

Global Allocation - A                     2006     210    12.60 to 12.39    2,641     1.75 to 1.40     1.08       11.93 to 11.54
                                          2005     250    11.25 to 11.10    2,807     1.75 to 1.40     1.00        4.73 to 4.37
                                          2004     266    10.77 to 10.62    2,853     1.75 to 1.40     1.10       11.16 to 10.77
                                          2003     383      9.72 to 9.58    3,701     1.75 to 1.40     0.42       24.67 to 24.23
                                          2002     293      7.83 to 7.70    2,278     1.75 to 1.40     0.00     (24.28) to (24.54)

Global Allocation - B                     2006   1,090    16.41 to 13.29   17,185     1.85 to 1.15     0.73        11.71 to 6.14
                                          2005     538    14.69 to 13.74    7,720     1.85 to 1.40     0.68        4.47 to 3.14
                                          2004     278    14.06 to 13.18    3,864     1.75 to 1.40     0.74       10.96 to 10.57
                                          2003     127    12.67 to 11.91    1,591     1.75 to 1.40     0.28       24.71 to 24.28
                                          2002      19     10.16 to 9.58      194     1.75 to 1.40     0.00      (6.00) to (23.40)

Dynamic Growth - A                        2006     717      5.99 to 5.42    4,168     1.75 to 1.40     0.00        9.49 to 9.11
                                          2005     934      5.49 to 4.96    4,960     1.75 to 1.40     0.00       10.84 to 10.45
                                          2004   1,090      4.97 to 4.49    5,243     1.75 to 1.40     0.00        8.47 to 8.09
                                          2003   1,344      4.60 to 4.15    5,946     1.75 to 1.40     0.00       27.24 to 26.80
                                          2002     773      3.62 to 3.27    2,655     1.75 to 1.40     0.00     (29.36) to (29.61)

Dynamic Growth - B                        2006     168    16.87 to 15.80    2,796     1.85 to 1.40     0.00        9.19 to 8.70
                                          2005     202    15.45 to 14.50    3,086     1.85 to 1.40     0.00        10.46 to 0.34
                                          2004     220    13.99 to 13.16    3,047     1.75 to 1.40     0.00        8.49 to 8.11
                                          2003     252    12.89 to 12.16    3,219     1.75 to 1.40     0.00       27.32 to 26.88
                                          2002      11     10.13 to 9.58      110     1.75 to 1.40     0.00      (5.42) to (23.38)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Total Stock Market Index - A              2006     143   $12.78 to $12.49  $1,821  1.75% to 1.40%     1.00%      13.70% to 13.30%
                                          2005     163    11.28 to 11.01    1,836   1.75 to 1.40      1.13         4.23 to 3.86
                                          2004     176    10.86 to 10.59    1,898   1.75 to 1.40      0.62         10.18 to 9.80
                                          2003     175     9.89 to 9.64     1,713   1.75 to 1.40      0.00        28.73 to 28.28
                                          2002     174     7.71 to 7.50     1,332   1.75 to 1.40      1.02      (22.38) to (22.66)

Total Stock Market Index - B              2006     424    17.06 to 16.20    7,114   1.85 to 1.40      0.80        13.50 to 12.99
                                          2005     439    15.03 to 14.30    6,497   1.85 to 1.40      0.90         3.95 to 0.89
                                          2004     458    14.46 to 13.80    6,540   1.75 to 1.40      0.46         10.04 to 9.66
                                          2003     319    13.14 to 12.57    4,149   1.75 to 1.40      0.00        28.51 to 28.06
                                          2002      28     10.23 to 9.80      289   1.75 to 1.40      3.00       (5.75) to (21.56)

500 Index - A                             2006     752    11.94 to 11.66    8,946   1.75 to 1.40      0.92        13.66 to 13.26
                                          2005     947    10.54 to 10.29    9,930   1.75 to 1.40      1.57         2.84 to 2.48
                                          2004   1,259    10.29 to 10.03   12,854   1.75 to 1.40      0.88         8.72 to 8.34
                                          2003   1,077     9.50 to 9.25    10,136   1.75 to 1.40      0.94        26.23 to 25.79
                                          2002   1,238     7.55 to 7.34     9,218   1.75 to 1.40      0.00      (23.61) to (23.87)

500 Index - B                             2006   1,168    16.29 to 15.21   18,636   1.85 to 1.40      0.78        13.47 to 12.96
                                          2005   1,316    14.36 to 13.44   18,514   1.85 to 1.40      1.38         2.67 to 0.82
                                          2004   1,368    13.12 to 12.89   18,755   1.75 to 1.40      0.64         8.46 to 8.08
                                          2003     983    12.89 to 12.13   12,453   1.75 to 1.40      0.61        25.99 to 25.55
                                          2002     184     10.23 to 9.65    1,862   1.75 to 1.40      0.00       (5.84) to (22.78)

Mid Cap Index - A                         2006     134    19.49 to 19.01    2,584   1.75 to 1.40      0.62         8.19 to 7.82
                                          2005     126    18.01 to 17.63    2,256   1.75 to 1.40      0.50        10.47 to 10.08
                                          2004     136    16.30 to 16.02    2,201   1.75 to 1.40      0.39        14.21 to 13.81
                                          2003     146    14.27 to 14.07    2,073   1.75 to 1.40      0.00        32.70 to 32.23
                                          2002     149    10.76 to 10.64    1,595   1.75 to 1.40      0.49      (16.34) to (16.64)

Mid Cap Index - B                         2006     574    18.59 to 12.70   10,240   1.85 to 1.15      0.44        7.93 to (0.70)
                                          2005     431    17.27 to 16.40    7,185   1.85 to 1.40      0.33         10.24 to 1.77
                                          2004     416    15.70 to 14.98    6,308   1.75 to 1.40      0.25        14.04 to 13.64
                                          2003     280    13.80 to 13.19    3,735   1.75 to 1.40      0.00        32.46 to 31.99
                                          2002      65     10.45 to 9.99      656   1.75 to 1.40      1.48       (4.69) to (20.08)

Small Cap Index - A                       2006      85    17.91 to 17.47    1,515   1.75 to 1.40      0.52        15.98 to 15.58
                                          2005      98    15.50 to 15.10    1,515   1.75 to 1.40      0.55         2.45 to 2.09
                                          2004     130    15.18 to 14.77    1,960   1.75 to 1.40      0.31        15.69 to 15.29
                                          2003     136    13.17 to 12.80    1,775   1.75 to 1.40      0.00        43.76 to 43.26
                                          2002     227     9.19 to 8.93     2,050   1.75 to 1.40      1.32      (22.57) to (22.84)

Small Cap Index - B                       2006     342    19.03 to 18.24    6,336   1.85 to 1.40      0.33        15.72 to 15.20
                                          2005     366    16.48 to 15.83    5,879   1.85 to 1.40      0.35        2.26 to (1.64)
                                          2004     402    16.16 to 15.59    6,323   1.75 to 1.40      0.20        15.50 to 15.09
                                          2003     254    14.03 to 13.55    3,469   1.75 to 1.40      0.00        43.31 to 42.81
                                          2002      52     9.81 to 9.48       496   1.75 to 1.40      2.40       (6.15) to (24.12)

Capital Appreciation - A                  2006   1,426     9.40 to 9.20    13,949   1.75 to 1.40      0.00         0.84 to 0.49
                                          2005     216     9.32 to 9.15     1,999   1.75 to 1.40      0.00        12.41 to 12.02
                                          2004     169     8.29 to 8.17     1,387   1.75 to 1.40      0.00         7.80 to 7.43
                                          2003     171     7.69 to 7.61     1,307   1.75 to 1.40      0.00        27.67 to 27.23
                                          2002     179     6.02 to 5.98     1,073   1.75 to 1.40      0.00      (31.58) to (31.82)

Capital Appreciation - B                  2006     868    14.83 to 12.61   12,654   1.85 to 1.15      0.00         1.15 to 0.20
                                          2005     223    14.74 to 13.37    3,233   1.85 to 1.40      0.00         12.12 to 6.15
                                          2004     214    13.14 to 11.95    2,778   1.75 to 1.40      0.00         7.70 to 7.33
                                          2003     172    12.20 to 11.12    2,075   1.75 to 1.40      0.00        27.56 to 27.11
                                          2002      45     9.57 to 8.74       422   1.75 to 1.40      0.00       (8.54) to (30.06)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Health Sciences - A                       2006    233    $17.45 to $17.11  $4,022   1.75% to 1.40%    0.00%       6.87% to 6.50%
                                          2005    244     16.33 to 16.06    3,937    1.75 to 1.40     0.00        11.08 to 10.69
                                          2004    298     14.70 to 14.51    4,345    1.75 to 1.40     0.00        13.70 to 13.30
                                          2003    322     12.93 to 12.81    4,131    1.75 to 1.40     0.00        34.32 to 33.86
                                          2002    298      9.62 to 9.57     2,856    1.75 to 1.40     0.00      (28.25) to (28.50)

Health Sciences - B                       2006    452     19.12 to 13.36    8,397    1.85 to 1.15     0.00         7.16 to 6.19
                                          2005    444     17.93 to 15.95    7,782    1.85 to 1.40     0.00         10.87 to 8.29
                                          2004    437     16.17 to 14.42    6,927    1.75 to 1.40     0.00        13.44 to 13.04
                                          2003    267     14.25 to 12.75    3,722    1.75 to 1.40     0.00        34.02 to 33.56
                                          2002     57      10.64 to 9.53      594    1.75 to 1.40     0.00       (2.52) to (23.72)

Financial Services - A                    2006    199     17.58 to 17.24    3,472    1.75 to 1.40     0.34        21.41 to 20.99
                                          2005    163     14.48 to 14.25    2,332    1.75 to 1.40     0.41         8.25 to 7.88
                                          2004    196     13.38 to 13.21    2,605    1.75 to 1.40     0.40         8.84 to 8.46
                                          2003    237     12.29 to 12.18    2,901    1.75 to 1.40     0.16        31.72 to 31.26
                                          2002    221      9.33 to 9.28     2,058    1.75 to 1.40     0.00      (19.03) to (19.31)

Financial Services - B                    2006    309     19.16 to 14.39    5,828    1.85 to 1.15     0.20        21.07 to 14.95
                                          2005    273     15.85 to 15.57    4,303    1.85 to 1.40     0.21         8.11 to 7.17
                                          2004    287     14.70 to 14.50    4,189    1.75 to 1.40     0.25         8.55 to 8.17
                                          2003    201     13.58 to 13.41    2,705    1.75 to 1.40     0.12        31.55 to 31.09
                                          2002     41     10.35 to 10.23      418    1.75 to 1.40     0.00       (4.25) to (18.18)

Quantitative Mid Cap - A                  2006     34     14.11 to 13.84      473    1.75 to 1.40     0.00         2.65 to 2.29
                                          2005     47     13.75 to 13.53      647    1.75 to 1.40     0.00        12.05 to 11.66
                                          2004    138     12.27 to 12.11    1,686    1.75 to 1.40     0.00        16.56 to 16.15
                                          2003     44     10.53 to 10.43      466    1.75 to 1.40     0.00        36.61 to 36.13
                                          2002     50      7.71 to 7.66       386    1.75 to 1.40     0.00      (23.72) to (23.99)

Quantitative Mid Cap - B                  2006     63     17.93 to 17.43    1,111    1.85 to 1.40     0.00         2.35 to 1.89
                                          2005     78     17.52 to 17.07    1,351    1.85 to 1.40     0.00         11.81 to 2.60
                                          2004     83     15.67 to 15.31    1,286    1.75 to 1.40     0.00        16.25 to 15.84
                                          2003     39     13.48 to 13.20      519    1.75 to 1.40     0.00        36.40 to 35.93
                                          2002     12      9.88 to 9.70       121    1.75 to 1.40     0.00       (4.15) to (22.39)

All Cap Value - A                         2006    243     16.21 to 15.90    3,883    1.75 to 1.40     0.95        12.14 to 11.75
                                          2005    265     14.46 to 14.22    3,791    1.75 to 1.40     0.56         4.25 to 3.88
                                          2004    245     13.87 to 13.69    3,371    1.75 to 1.40     0.32        14.34 to 13.94
                                          2003    217     12.13 to 12.02    2,613    1.75 to 1.40     0.08        36.44 to 35.96
                                          2002    201      8.89 to 8.84     1,784    1.75 to 1.40     0.00      (28.84) to (29.09)

All Cap Value - B                         2006    514     17.52 to 15.89    8,775    1.85 to 1.40     0.79        11.96 to 11.45
                                          2005    550     15.65 to 14.23    8,417    1.85 to 1.40     0.12         3.95 to 2.37
                                          2004    545     15.05 to 13.73    8,079    1.75 to 1.40     0.23        14.18 to 13.78
                                          2003    342     13.18 to 12.05    4,451    1.75 to 1.40     0.12        36.25 to 35.77
                                          2002     63      9.67 to 8.87       594    1.75 to 1.40     0.00      (10.39) to (29.06)

Strategic Value - A                       2006     --     12.18 to 11.94       --    1.75 to 1.40     2.55(a)     10.19 to 9.83(a)
                                          2005    134     11.05 to 10.87    1,466    1.75 to 1.40     0.77       (1.68) to (2.02)
                                          2004    154     11.24 to 11.10    1,718    1.75 to 1.40     0.37        16.34 to 15.93
                                          2003    174      9.66 to 9.57     1,667    1.75 to 1.40     0.02        26.99 to 26.55
                                          2002    192      7.61 to 7.56     1,455    1.75 to 1.40     0.00      (28.21) to (28.46)

Strategic Value - B                       2006     --     15.62 to 14.69       --    1.85 to 1.40     2.40(a)     10.00 to 9.55(a)
                                          2005    324     14.20 to 13.38    4,562    1.85 to 1.40     0.34       (1.91) to (2.80)
                                          2004    277     14.48 to 13.68    3,981    1.75 to 1.40     0.27        16.15 to 15.74
                                          2003    160     12.47 to 11.80    1,983    1.75 to 1.40     0.06        26.89 to 26.45
                                          2002     43      9.83 to 9.33       418    1.75 to 1.40     0.00       (7.29) to (25.39)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
               SUB-ACCOUNT                YEAR  (000S)  HIGHEST TO LOWEST   (000S)     LOWEST*        RATIO**        TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  --------------------
Utilities - A                             2006     307   $17.59 to $17.24  $ 5,351  1.75% to 1.40%     2.18%     29.19% to 28.74%
                                          2005     270    13.62 to 13.39     3,647   1.75 to 1.40      0.47        15.20 to 14.80
                                          2004     295    11.82 to 11.67     3,468   1.75 to 1.40      0.93        27.62 to 27.17
                                          2003     213     9.26 to 9.17      1,961   1.75 to 1.40      0.95        32.66 to 32.20
                                          2002     188     6.98 to 6.94      1,307   1.75 to 1.40      0.01      (24.61) to (24.87)

Utilities - B                             2006     284    27.22 to 24.79     7,562   1.85 to 1.40      2.05        28.96 to 28.38
                                          2005     244    21.11 to 19.27     5,066   1.85 to 1.40      0.30         14.94 to 3.24
                                          2004     171    18.37 to 16.81     3,100   1.75 to 1.40      0.76        27.43 to 26.99
                                          2003      79    14.41 to 13.22     1,133   1.75 to 1.40      0.76        32.39 to 31.93
                                          2002      11    10.89 to 10.01       123   1.75 to 1.40      0.00        1.00 to (19.90)

Mid Cap Value - A                         2006     513    20.56 to 20.16    10,450   1.75 to 1.40      0.72        10.71 to 10.33
                                          2005     664    18.57 to 18.27    12,224   1.75 to 1.40      0.45         6.51 to 6.13
                                          2004     676    17.44 to 17.21    11,703   1.75 to 1.40      0.49        22.73 to 22.30
                                          2003     594    14.21 to 14.08     8,390   1.75 to 1.40      0.41        23.62 to 23.18
                                          2002     668    11.49 to 11.43     7,651   1.75 to 1.40      0.00      (11.36) to (11.67)

Mid Cap Value - B                         2006   1,255    20.07 to 18.86    24,092   1.85 to 1.40      0.52         10.48 to 9.98
                                          2005   1,404    18.21 to 17.15    24,444   1.85 to 1.40      0.25        6.27 to (0.03)
                                          2004   1,329    17.18 to 16.25    21,808   1.75 to 1.40      0.36        22.48 to 22.06
                                          2003     916    14.06 to 13.32    12,294   1.75 to 1.40      0.29        23.40 to 22.97
                                          2002     228    11.43 to 10.83     2,488   1.75 to 1.40      0.00       (3.11) to (13.36)

Fundamental Value - A                     2006     560    16.43 to 16.10     9,076   1.75 to 1.40      0.83        12.93 to 12.53
                                          2005     664    14.55 to 14.31     9,548   1.75 to 1.40      0.46         7.33 to 6.96
                                          2004     726    13.55 to 13.38     9,740   1.75 to 1.40      0.49         10.24 to 9.86
                                          2003     716    12.29 to 12.18     8,737   1.75 to 1.40      0.28        28.03 to 27.59
                                          2002     722     9.60 to 9.55      6,899   1.75 to 1.40      0.09      (17.37) to (17.66)

Fundamental Value - B                     2006   2,101    17.92 to 13.60    36,932   1.85 to 1.15      0.59         12.66 to 8.68
                                          2005   1,514    15.91 to 15.65    23,935   1.85 to 1.40      0.21         7.19 to 4.28
                                          2004   1,169    14.86 to 14.71    17,273   1.75 to 1.40      0.35         9.89 to 9.51
                                          2003     684    13.55 to 13.43     9,220   1.75 to 1.40      0.25        27.77 to 27.33
                                          2002     212    10.63 to 10.55     2,235   1.75 to 1.40      0.00       (3.19) to (15.63)

Emerging Growth - B                       2006      73    19.80 to 19.47     1,426   1.85 to 1.40      0.00         9.84 to 9.35
                                          2005      50    18.02 to 17.81       900   1.85 to 1.40      0.00         5.89 to 1.00
                                          2004      40    17.02 to 16.92       670   1.75 to 1.40      0.00         5.16 to 4.79
                                          2003      22    16.19 to 16.15       362   1.75 to 1.40      0.00        29.48 to 29.19

Natural Resources - B                     2006     389    37.87 to 12.31    14,264   1.85 to 1.15      0.40        20.34 to (1.62)
                                          2005     387    31.46 to 31.09    12,127   1.85 to 1.40      0.00        44.39 to 14.68
                                          2004     239    21.79 to 21.67     5,201   1.75 to 1.40      0.05        22.32 to 21.89
                                          2003      82    17.82 to 17.77     1,464   1.75 to 1.40      0.00        42.52 to 42.20

Mid Cap Core - B                          2006      --    19.14 to 12.77        --   1.85 to 1.15      1.33(a)     7.42 to 2.03(a)
                                          2005     189    17.82 to 17.60     3,360   1.85 to 1.40      0.00        4.42 to (0.66)
                                          2004     270    17.06 to 16.96     4,594   1.75 to 1.40      0.00        12.54 to 12.15
                                          2003     139    15.16 to 15.13     2,105   1.75 to 1.40      0.00        21.28 to 21.00

Quantitative All Cap - B                  2006      25    21.09 to 20.75       524   1.85 to 1.40      0.74        13.32 to 12.81
                                          2005      34    18.61 to 18.39       631   1.85 to 1.40      0.89         6.86 to 2.59
                                          2004      20    17.42 to 17.32       352   1.75 to 1.40      0.79        13.08 to 12.68
                                          2003       6    15.41 to 15.37        92   1.75 to 1.40      0.00        23.24 to 22.96

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
Large Cap Value - B                       2006     356  $24.55 to $24.15  $  8,694  1.85% to 1.40%     0.26%     14.15% to 13.64%
                                          2005     232   21.51 to 21.25      4,959   1.85 to 1.40      0.00       13.66 to 3.74
                                          2004     136   18.92 to 18.81      2,557   1.75 to 1.40      0.89       19.84 to 19.42
                                          2003      28   15.79 to 15.75        438   1.75 to 1.40      0.00       26.32 to 26.03

Small Cap Opportunities - A               2006     161   24.80 to 24.49      3,977   1.75 to 1.40      0.70        8.92 to 8.54
                                          2005     202   22.77 to 22.56      4,587   1.75 to 1.40      0.00(a)   16.36 to 16.09(a)

Small Cap Opportunities - B               2006     360   24.71 to 12.23      8,807   1.85 to 1.15      0.53       8.66 to (2.29)
                                          2005     369   22.74 to 22.47      8,363   1.85 to 1.40      0.00       6.12 to (1.99)
                                          2004     115   21.43 to 21.31      2,461   1.75 to 1.40      0.07       23.73 to 23.30
                                          2003      39   17.32 to 17.28        682   1.75 to 1.40      0.00       38.56 to 38.24

Special Value - B                         2006      35   20.97 to 20.63        735   1.85 to 1.40      0.00        9.06 to 8.57
                                          2005      42   19.23 to 19.00        811   1.85 to 1.40      0.00       3.84 to (0.32)
                                          2004      46   18.52 to 18.41        857   1.75 to 1.40      0.00       18.28 to 17.86
                                          2003       7   15.66 to 15.62        111   1.75 to 1.40      0.00       25.24 to 24.96

Real Return Bond - B                      2006     797   13.72 to 13.50     10,855   1.85 to 1.40      2.49      (1.20) to (1.64)
                                          2005   1,190   13.89 to 13.72     16,445   1.85 to 1.40      0.12       0.12 to (0.54)
                                          2004     895   13.92 to 13.84     12,407   1.75 to 1.40      0.25        7.21 to 6.84
                                          2003     327   12.98 to 12.95      4,232   1.75 to 1.40      0.00        3.84 to 3.60

American International - B                2006   3,719   26.88 to 13.22     94,939   1.85 to 1.15      0.72       16.68 to 5.59
                                          2005   2,544   23.04 to 22.76     58,260   1.85 to 1.40      0.46       19.19 to 14.04
                                          2004   1,125   19.33 to 19.22     21,678   1.75 to 1.40      0.33       17.09 to 16.68
                                          2003     211   16.51 to 16.47      3,474   1.75 to 1.40      0.00       32.06 to 31.76

American Growth - B                       2006   7,988   20.77 to 12.83    160,869   1.85 to 1.15      0.16        8.12 to 2.53
                                          2005   5,750   19.21 to 18.98    109,808   1.85 to 1.40      0.00       13.99 to 6.62
                                          2004   2,975   16.85 to 16.75     49,975   1.75 to 1.40      0.00       10.35 to 9.97
                                          2003     881   15.27 to 15.23     13,433   1.75 to 1.40      0.00       22.15 to 21.87

American Blue Chip Income & Growth - B    2006   1,055   19.94 to 19.62     20,894   1.85 to 1.40      0.42       15.17 to 14.66
                                          2005   1,071   17.32 to 17.11     18,446   1.85 to 1.40      0.04        5.19 to 1.90
                                          2004   1,052   16.46 to 16.37     17,269   1.75 to 1.40      0.00        7.61 to 7.23
                                          2003     527   15.30 to 15.26      8,058   1.75 to 1.40      0.00       22.39 to 22.11

American Growth-Income - B                2006   7,484   19.56 to 13.49    142,470   1.85 to 1.15      0.92       13.03 to 7.76
                                          2005   5,373   17.30 to 17.10     92,410   1.85 to 1.40      0.31        3.83 to 1.45
                                          2004   2,374   16.67 to 16.57     39,432   1.75 to 1.40      0.22        8.30 to 7.92
                                          2003     609   15.39 to 15.35      9,364   1.75 to 1.40      0.00       23.10 to 22.82

American Bond - B                         2006   5,697   13.10 to 12.96     74,052   1.85 to 1.15      0.00        5.01 to 4.46
                                          2005   1,810   12.42 to 12.39     22,448   1.85 to 1.40      0.00(a)  (0.66) to (0.84)(a)

American Century - Small Company          2006      17   16.37 to 16.18        280   1.85 to 1.40      0.00        3.95 to 3.48
                                          2005      32   15.75 to 15.63        508   1.85 to 1.40      0.00       4.52 to (3.06)
                                          2004       4   15.07 to 15.03         67   1.75 to 1.40      0.00       20.56 to 20.28

PIMCO VIT All Asset                       2006     323   14.91 to 14.74      4,792   1.85 to 1.40      4.76        2.91 to 2.45
                                          2005     376   14.49 to 14.38      5,435   1.85 to 1.40      4.34        4.47 to 1.39
                                          2004     160   13.87 to 13.84      2,215   1.75 to 1.40      5.87       10.97 to 10.72

LMFC Core Equity                          2006     425   15.42 to 13.39      6,530   1.85 to 1.15      0.00        7.37 to 4.53
                                          2005     360   14.68 to 14.58      5,273   1.85 to 1.40      0.00        4.30 to 2.92
                                          2004     128   14.08 to 14.05      1,795   1.75 to 1.40      0.00       12.63 to 12.37

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
PIM Classic Value                         2006     143  $16.94 to $13.70   $ 2,389  1.85% to 1.15%     0.98%      14.23% to 9.49%
                                          2005      86   14.83 to 14.72      1,274   1.85 to 1.40      0.42        7.71 to 3.37
                                          2004      55   13.77 to 13.74        758   1.75 to 1.40      0.27        10.15 to 9.89

Quantitative Value                        2006      10   18.61 to 18.38        191   1.85 to 1.40      1.02       19.37 to 18.84
                                          2005       8   15.59 to 15.47        124   1.85 to 1.40      0.00        7.31 to 2.05
                                          2004       7   15.52 to 14.49        108   1.75 to 1.40      0.00       16.20 to 15.93

US Global Leaders Growth - A              2006     119   13.06 to 12.94      1,544   1.75 to 1.40      0.00        0.39 to 0.04
                                          2005     129   13.00 to 12.93      1,674   1.75 to 1.40      0.11(a)    8.29 to 8.04(a)

US Global Leaders Growth - B              2006     302   13.03 to 12.87      3,911   1.85 to 1.40      0.00       0.09 to (0.36)
                                          2005     353   13.02 to 12.92      4,576   1.85 to 1.40      0.00      (0.53) to (0.88)
                                          2004      45   13.09 to 13.06        589   1.75 to 1.40      0.47        4.71 to 4.47

John Hancock Strategic Income             2006     163   13.89 to 13.73      2,244   1.85 to 1.40      3.01        2.43 to 1.97
                                          2005     127   13.56 to 13.46      1,719   1.85 to 1.40      4.43        0.73 to 0.23
                                          2004      55   13.48 to 13.45        746   1.75 to 1.40      1.87        7.86 to 7.61

John Hancock Intl' Eq Index - A           2006      82   20.87 to 20.68      1,708   1.75 to 1.40      0.81       23.75 to 23.31
                                          2005      65   16.87 to 16.77      1,087   1.75 to 1.40      0.94       15.00 to 14.60
                                          2004      69   14.67 to 14.64      1,006   1.75 to 1.40      0.48       17.35 to 17.08

John Hancock Intl' Eq Index - B           2006     199   20.76 to 20.52      4,102   1.85 to 1.40      0.61       23.52 to 22.97
                                          2005     184   16.81 to 16.68      3,077   1.85 to 1.40      0.71       14.78 to 11.46
                                          2004     166   16.65 to 14.61      2,436   1.75 to 1.40      0.38       17.17 to 16.89

Active Bond - A                           2006     666   12.95 to 12.88      8,600   1.75 to 1.40      2.82        2.97 to 2.61
                                          2005     813   12.58 to 12.55     10,219   1.75 to 1.40      0.00(a)    0.64 to 0.41(a)

Active Bond - B                           2006   4,968   12.91 to 12.82     63,915   1.85 to 1.40      2.61        2.76 to 2.30
                                          2005   5,038   12.57 to 12.53     63,215   1.85 to 1.40      0.00(a)   0.54 to (0.13)(a)

CGTC Overseas Equity - B                  2006      46   17.89 to 17.75        820   1.85 to 1.40      0.40       17.98 to 17.45
                                          2005      11   15.16 to 15.11        170   1.85 to 1.40      0.00(a)   21.28 to 15.28(a)

Independence Investment LLC
Small Cap - B                             2006       5   16.60 to 14.90         72   1.85 to 1.40      0.00        5.92 to 5.45
                                          2005       4   15.71 to 14.13         60   1.85 to 1.40      0.00(a)  13.34 to (0.08)(a)

Marisco International Opportunities - B   2006     166   18.78 to 13.31      3,092   1.85 to 1.15      0.27        22.18 to 6.37
                                          2005      39   15.37 to 15.32        601   1.85 to 1.40      0.00(a)   22.94 to 17.57(a)

T Rowe Price Mid Value - B                2006      70   16.55 to 16.43      1,147   1.85 to 1.40      0.05       18.39 to 17.86
                                          2005      13   13.98 to 13.94        188   1.85 to 1.40      0.00(a)   11.85 to 1.41(a)

UBS Large Cap - B                         2006      10   15.53 to 15.41        150   1.85 to 1.40      0.22       14.45 to 12.07
                                          2005       7   15.29 to 13.75        101   1.85 to 1.40      0.00(a)   10.35 to 2.72(a)

US High Yield - B                         2006      21   13.90 to 13.80        286   1.85 to 1.40      2.75        7.94 to 7.46
                                          2005       5   12.88 to 12.84         67   1.85 to 1.40      0.00(a)    3.04 to 0.15(a)

Wellington Small Cap Growth - B           2006      72   17.67 to 12.39      1,273   1.85 to 1.15      0.00       11.64 to (1.04)
                                          2005      30   15.83 to 15.78        478   1.85 to 1.40      0.00(a)   26.62 to 7.70(a)

Wellington Small Cap Value - B            2006     132   16.74 to 13.57      2,180   1.85 to 1.15      0.00        17.38 to 8.40
                                          2005      58   14.26 to 14.22        827   1.85 to 1.40      0.00(a)  14.06 to (2.00)(a)

Wells Capital Core Bond - B               2006      17   12.76 to 12.66        211   1.85 to 1.40      1.59        2.18 to 1.72
                                          2005       7   12.48 to 12.44         85   1.85 to 1.40      0.00(a)  (0.13) to (0.46)(a)

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                         UNIT FAIR VALUE             EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                UNITS      HIGHEST TO      ASSETS     HIGHEST TO      INCOME         HIGHEST
               SUB-ACCOUNT                YEAR  (000S)       LOWEST        (000S)       LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  ----------------  --------  --------------  ----------  -----------------
                                                                                       1.85% to
Index Allocation - B                      2006    967   $13.52 to $13.21   $13,001      1.15%         2.84%(a)  8.17% to 5.51%(a)

Large Cap Value - A                       2006    123    24.56 to 24.24      2,993   1.75 to 1.40     0.00(a)    1.48 to 1.45(a)

Scudder Capital Growth - B                2006    386    20.65 to 20.26      7,913   1.85 to 1.40     0.18        6.67 to 6.19
                                          2005    289    19.36 to 19.08      5,560   1.85 to 1.40     0.22        7.01 to 1.77
                                          2004     83    18.09 to 17.95      1,491   1.75 to 1.40     0.15        6.06 to 5.69
                                          2003     45    17.06 to 16.98        758   1.75 to 1.40     0.00       24.76 to 24.32

Scudder Global Discovery - B              2006     86    35.72 to 35.04      3,039   1.85 to 1.40     0.88       20.19 to 19.65
                                          2005     84    29.72 to 29.29      2,477   1.85 to 1.40     0.30        16.43 to 7.64
                                          2004     51    25.52 to 25.33      1,294   1.75 to 1.40     0.00       21.41 to 20.98
                                          2003     20    21.02 to 20.93        410   1.75 to 1.40     0.00       46.70 to 46.19

Scudder Growth & Income - B               2006    201    21.52 to 21.11      4,287   1.85 to 1.40     0.61       11.71 to 11.21
                                          2005    208    19.26 to 18.98      3,983   1.85 to 1.40     0.78        4.27 to 1.64
                                          2004    166    18.47 to 18.33      3,061   1.75 to 1.40     0.41        8.25 to 7.87
                                          2003     57    17.06 to 16.99        967   1.75 to 1.40     0.00       24.79 to 24.35

Scudder Health Sciences - B               2006    129    20.48 to 20.10      2,626   1.85 to 1.40     0.00        4.31 to 3.84
                                          2005    144    19.64 to 19.35      2,813   1.85 to 1.40     0.00        6.56 to 0.31
                                          2004    134    18.43 to 18.28      2,452   1.75 to 1.40     0.00        7.64 to 7.27
                                          2003     69    17.12 to 17.05      1,186   1.75 to 1.40     0.00       31.36 to 30.90

Scudder International - B                 2006    181    27.14 to 26.63      4,878   1.85 to 1.40     1.52       23.70 to 23.15
                                          2005    172    21.94 to 21.63      3,746   1.85 to 1.40     1.38       14.11 to 10.68
                                          2004    190    19.23 to 19.08      3,634   1.75 to 1.40     0.83       14.62 to 14.22
                                          2003     73    16.78 to 16.70      1,229   1.75 to 1.40     0.00       25.75 to 25.31

Scudder Mid Cap Growth - B                2006     69    24.41 to 23.95      1,660   1.85 to 1.40     0.00        9.01 to 8.52
                                          2005     61    22.39 to 22.07      1,363   1.85 to 1.40     0.00        13.06 to 2.24
                                          2004     67    19.81 to 19.65      1,311   1.75 to 1.40     0.00        2.16 to 1.81
                                          2003     37    19.39 to 19.30        718   1.75 to 1.40     0.00       31.58 to 31.12

Scudder Blue Chip - B                     2006    194    23.59 to 23.15      4,533   1.85 to 1.40     0.47       13.59 to 13.08
                                          2005    215    20.77 to 20.47      4,445   1.85 to 1.40     0.57        8.16 to 3.55
                                          2004    216    19.20 to 19.05      4,122   1.75 to 1.40     0.21       13.94 to 13.55
                                          2003    104    16.85 to 16.78      1,743   1.75 to 1.40     0.00       25.00 to 24.57

Scudder Contrarian Value - B              2006    213    22.42 to 21.18      4,743   1.85 to 1.40     1.19       13.37 to 12.86
                                          2005    236    19.77 to 18.76      4,640   1.85 to 1.40     1.49       0.43 to (0.18)
                                          2004    256    19.74 to 19.59      5,038   1.75 to 1.40     1.10        8.12 to 7.74
                                          2003     86    18.26 to 18.18      1,570   1.75 to 1.40     0.00       30.35 to 29.90

Scudder Global Blue Chip - B              2006     64    30.17 to 29.60      1,908   1.85 to 1.40     0.22       27.85 to 27.28
                                          2005     97    23.60 to 23.26      2,276   1.85 to 1.40     0.00       20.80 to 13.19
                                          2004     73    19.54 to 19.38      1,413   1.75 to 1.40     0.56       12.74 to 12.34
                                          2003     35    17.33 to 17.25        599   1.75 to 1.40     0.00       27.17 to 26.73

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT    TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME         HIGHEST
            SUB-ACCOUNT                   YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**     TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  ----------------
Scudder Government Securities - B         2006     236  $13.32 to $13.07   $3,119  1.85% to 1.40%     3.57%      2.30% to 1.85%
                                          2005     279    13.02 to 12.83    3,610   1.85 to 1.40      3.64       0.82 to 0.29
                                          2004     282    12.91 to 12.81    3,620   1.75 to 1.40      2.43       1.92 to 1.56
                                          2003     199    12.67 to 12.61    2,510   1.75 to 1.40      0.00       0.41 to 0.06

Scudder High Income - B                   2006     180    19.91 to 19.53    3,555   1.85 to 1.40      7.78       8.59 to 8.10
                                          2005     205    18.33 to 18.07    3,726   1.85 to 1.40      9.85       1.98 to 0.07
                                          2004     237    17.98 to 17.84    4,240   1.75 to 1.40      5.48      10.52 to 10.13
                                          2003     119    16.26 to 16.19    1,924   1.75 to 1.40      0.00      22.42 to 21.99

Scudder International Select Equity - B   2006     135    27.86 to 27.34    3,734   1.85 to 1.40      1.59      23.32 to 22.77
                                          2005     152    22.59 to 22.27    3,400   1.85 to 1.40      2.22      12.42 to 9.59
                                          2004     123    20.10 to 19.94    2,464   1.75 to 1.40      0.53      16.20 to 15.79
                                          2003      43    17.30 to 17.22      734   1.75 to 1.40      0.00      27.63 to 27.18

Scudder Fixed Income - B                  2006     550    13.82 to 13.55    7,540   1.85 to 1.40      3.10       2.45 to 1.99
                                          2005     567    13.48 to 13.30    7,593   1.85 to 1.40      2.96      0.44 to (0.52)
                                          2004     573    13.43 to 13.32    7,664   1.75 to 1.40      2.24       2.65 to 2.29
                                          2003     228    13.08 to 13.02    2,967   1.75 to 1.40      0.00       3.30 to 2.94

Scudder Money Market - B                  2006     253    12.73 to 12.49    3,173   1.85 to 1.40      4.16       2.80 to 2.34
                                          2005     305    12.39 to 12.21    3,738   1.85 to 1.40      2.49       1.01 to 0.48
                                          2004     193    12.26 to 12.17    2,351   1.75 to 1.40      0.50     (0.88) to (1.22)
                                          2003     326    12.37 to 12.32    4,023   1.75 to 1.40      0.18     (0.98) to (1.32)

Scudder Small Cap Growth - B              2006     147    22.08 to 21.66    3,205   1.85 to 1.40      0.00       3.35 to 2.89
                                          2005     170    21.36 to 21.05    3,615   1.85 to 1.40      0.00      5.25 to (0.25)
                                          2004     144    20.29 to 20.14    2,903   1.75 to 1.40      0.00       9.00 to 8.62
                                          2003      78    18.62 to 18.54    1,442   1.75 to 1.40      0.00      30.67 to 30.22

Scudder Technology Growth - B             2006      69    22.88 to 22.45    1,574   1.85 to 1.40      0.00     (0.96) to (1.40)
                                          2005      75    23.10 to 22.76    1,724   1.85 to 1.40      0.12       3.26 to 1.48
                                          2004      68    22.68 to 22.50    1,542   1.75 to 1.40      0.00      0.06 to (0.29)
                                          2003      42    22.67 to 22.57      941   1.75 to 1.40      0.00      44.15 to 43.65

Scudder Total Return - B                  2006     147    17.79 to 17.46    2,593   1.85 to 1.40      2.20       8.30 to 7.81
                                          2005     172    16.43 to 16.19    2,805   1.85 to 1.40      2.30       2.46 to 0.19
                                          2004     206    16.03 to 15.91    3,298   1.75 to 1.40      1.09       4.88 to 4.51
                                          2003     160    15.29 to 15.22    2,446   1.75 to 1.40      0.00      15.92 to 15.52

Scudder Davis Venture Value - B           2006     314    24.02 to 23.56    7,463   1.85 to 1.40      0.29      12.76 to 12.25
                                          2005     367    21.30 to 20.99    7,754   1.85 to 1.40      0.37       7.71 to 4.59
                                          2004     333    19.77 to 19.62    6,549   1.75 to 1.40      0.03       9.86 to 9.48
                                          2003     137    18.00 to 17.92    2,465   1.75 to 1.40      0.00      27.62 to 27.18

Scudder Dreman Financial Services - B     2006      --    20.84 to 20.47       --   1.85 to 1.40      2.90(a)   4.92 to 4.59(a)
                                          2005      87    19.86 to 19.57    1,716   1.85 to 1.40      1.53      2.30 to (2.18)
                                          2004      84    20.23 to 20.07    1,684   1.75 to 1.40      1.04       9.94 to 9.56
                                          2003      41    18.40 to 18.32      759   1.75 to 1.40      0.00      25.95 to 25.51

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                     EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE    ASSETS    HIGHEST TO      INCOME          HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST   (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  -------  --------------  ----------  -------------------
Scudder Dreman High Return Equity - B     2006     524  $26.17 to $ 25.68  $13,599  1.85% to 1.40%     1.19%    16.57% to 16.05%
                                          2005     369    22.45 to 22.12     8,238   1.85 to 1.40      1.34       6.02 to 1.89
                                          2004     324    21.17 to 21.01     6,821   1.75 to 1.40      1.06      12.04 to 11.65
                                          2003     162    18.90 to 18.82     3,047   1.75 to 1.40      0.00      29.66 to 29.21

Scudder Dreman Small Cap Value - B        2006     199    31.40 to 30.81     6,209   1.85 to 1.40      0.40      22.86 to 22.31
                                          2005     233    25.56 to 25.19     5,912   1.85 to 1.40      0.36      8.26 to (0.23)
                                          2004     216    23.61 to 23.42     5,071   1.75 to 1.40      0.36      23.77 to 23.34
                                          2003      90    19.07 to 18.99     1,720   1.75 to 1.40      0.00      39.68 to 39.19

Scudder Salomon Aggressive Growth - B     2006      --    26.08 to 25.60        --   1.85 to 1.40      0.00(a)  10.62 to 10.16(a)
                                          2005      30    23.58 to 23.24       700   1.85 to 1.40      0.00      11.66 to 4.47
                                          2004      47    21.12 to 20.95       995   1.75 to 1.40      0.00       9.90 to 9.51
                                          2003      13    19.21 to 19.13       253   1.75 to 1.40      0.00      33.38 to 32.91

Scudder Janus Growth & Income - B         2006     103    21.35 to 20.95     2,177   1.85 to 1.40      0.24       6.49 to 6.01
                                          2005     126    20.05 to 19.76     2,503   1.85 to 1.40      0.00      10.16 to 5.78
                                          2004     114    18.20 to 18.06     2,060   1.75 to 1.40      0.00       9.54 to 9.15
                                          2003      57    16.62 to 16.55       946   1.75 to 1.40      0.00      22.22 to 21.79

Scudder Janus Growth Opportunities - B    2006      --    20.00 to 19.62        --   1.85 to 1.40      0.00(a)  (0.83) to (1.25)(a)
                                          2005      62    20.16 to 19.87     1,233   1.85 to 1.40      0.00       5.64 to 2.70
                                          2004      23    19.09 to 18.94       446   1.75 to 1.40      0.00      10.65 to 10.26
                                          2003      16    17.25 to 17.18       275   1.75 to 1.40      0.00      24.49 to 24.05

Scudder MFS Strategic Value - B           2006      --    21.15 to 20.77        --   1.85 to 1.40      0.64(a)      3.16 to 2.83(a)
                                          2005     180    20.50 to 20.20     3,655   1.85 to 1.40      0.67     (1.97) to (2.84)
                                          2004     196    20.91 to 20.75     4,088   1.75 to 1.40      0.06      15.76 to 15.36
                                          2003      65    18.06 to 17.98     1,168   1.75 to 1.40      0.00      24.59 to 24.16

Scudder Oak Strategic Equity - B          2006      --    21.65 to 21.25        --   1.85 to 1.40      0.00(a)    2.46 to 2.02(a)
                                          2005      67    21.13 to 20.83     1,416   1.85 to 1.40      0.00     (1.38) to (6.15)
                                          2004      82    22.44 to 22.26     1,842   1.75 to 1.40      0.00     (0.53) to (0.88)
                                          2003      34    22.56 to 22.46       771   1.75 to 1.40      0.00      47.06 to 46.55

Scudder Turner Mid Cap Growth - B         2006      99    25.59 to 25.11     2,515   1.85 to 1.40      0.00       4.74 to 4.27
                                          2005     112    24.43 to 24.08     2,725   1.85 to 1.40      0.00       9.71 to 4.00
                                          2004      85    22.27 to 22.10     1,892   1.75 to 1.40      0.00       9.09 to 8.71
                                          2003      40    20.42 to 20.33       810   1.75 to 1.40      0.00      46.02 to 45.51

Scudder Real Estate - B                   2006     176    29.25 to 28.78     5,127   1.85 to 1.40      0.00      35.23 to 34.62
                                          2005     204    21.63 to 21.38     4,383   1.85 to 1.40      2.23      9.77 to (3.31)
                                          2004     212    19.71 to 19.59     4,174   1.75 to 1.40      0.60      28.91 to 28.46
                                          2003     108    15.29 to 15.25     1,654   1.75 to 1.40      0.00      22.30 to 22.02

Scudder Strategic Income - B              2006     172    14.64 to 14.40     2,498   1.85 to 1.40      4.40       7.24 to 6.76
                                          2005     173    13.65 to 13.49     2,354   1.85 to 1.40      7.67      0.51 to (0.34)
                                          2004     156    13.58 to 13.50     2,114   1.75 to 1.40      0.00       6.76 to 6.39
                                          2003      71    12.72 to 12.69       901   1.75 to 1.40      0.00       1.76 to 1.53

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                    EXPENSE RATIO  INVESTMENT     TOTAL RETURN
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO       INCOME         HIGHEST
                SUB-ACCOUNT               YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**      TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  -------------------
Scudder Income Allocaton - B              2006      --  $13.59 to $ 13.46     $--  1.85% to 1.40%    4.41%(a)   2.04% to 1.71%(a)
                                          2005      95   13.32 to 13.24     1,261   1.85 to 1.40     0.00        2.10 to 0.43
                                          2004      12   13.04 to 13.03       160   1.75 to 1.40     0.00        4.35 to 4.21
Scudder Moderate Allocation - B           2006   1,729   15.28 to 15.11    26,279   1.85 to 1.40     0.85        9.40 to 8.91
                                          2005   1,630   13.96 to 13.88    22,690   1.85 to 1.40     0.00        3.60 to 1.18
                                          2004     652   13.48 to 13.46     8,788   1.75 to 1.40     0.00        7.83 to 7.69
Scudder Conservative Allocation - B       2006     621   14.64 to 14.48     9,027   1.85 to 1.40     1.18        7.30 to 6.82
                                          2005     475   13.64 to 13.56     6,458   1.85 to 1.40     0.00        2.93 to 0.77
                                          2004     148   13.26 to 13.24     1,965   1.75 to 1.40     0.00        6.04 to 5.90
Scudder Growth Allocation - B             2006   2,231   15.93 to 15.76    35,350   1.85 to 1.40     0.78       11.10 to 10.60
                                          2005   2,170   14.34 to 14.25    31,025   1.85 to 1.40     0.00        4.55 to 1.75
                                          2004     502   13.72 to 13.70     6,878   1.75 to 1.40     0.00        9.72 to 9.58
Scudder Templeton Foreign Value           2006      --   17.11 to 16.96        --   1.85 to 1.40     3.73(a)   20.41 to 19.90(a)
                                          2005       8   14.21 to 14.14       127   1.85 to 1.40     1.01        7.87 to 7.02
                                          2004       4   13.18 to 13.17        54   1.75 to 1.40     0.00        5.41 to 5.37
Scudder Mercury Large Cap Core            2006      --   16.05 to 15.90        --   1.85 to 1.40     0.00(a)     11.18 to 10.71(a)
                                          2005       6   14.44 to 14.36        84   1.85 to 1.40     0.03       11.36 to 3.81
                                          2004      --   12.96 to 12.96         3   1.75 to 1.40     0.00        3.72 to 3.67
Scudder Bond - B                          2006      39   12.91 to 12.81       507   1.85 to 1.40     1.51(a)      2.88 to 2.42(a)
                                          2005      12   12.55 to 12.51       154   1.85 to 1.40     0.00       0.37 to (0.35)
Scudder Equity 500 Index Value - B        2006     372   22.32 to 21.90     8,245   1.85 to 1.40     0.89(a)     13.61 to 13.10(a)
                                          2005     476   19.65 to 19.36     9,288   1.85 to 1.40     0.00           0 to 0
Alger American Balanced - B               2006     219   16.94 to 16.62     3,690   1.85 to 1.40     1.21        3.01 to 2.55
                                          2005     239   16.44 to 16.20     3,903   1.85 to 1.40     1.51        6.65 to 2.81
                                          2004     292   15.41 to 15.29     4,476   1.75 to 1.40     1.41        2.82 to 2.46
                                          2003     135   14.99 to 14.93     2,014   1.75 to 1.40     0.03       17.08 to 16.67
Alger American Leveraged All Cap - B      2006      73   23.50 to 23.06     1,698   1.85 to 1.40     0.00       17.31 to 16.79
                                          2005      59   20.03 to 19.74     1,179   1.85 to 1.40     0.00       12.57 to 7.26
                                          2004      63   17.80 to 17.66     1,113   1.75 to 1.40     0.00        6.40 to 6.03
                                          2003      33   16.72 to 16.65       548   1.75 to 1.40     0.00       32.37 to 31.90
Credit Suisse Emerging Markets - B        2006      53   38.19 to 37.47     2,017   1.85 to 1.40     0.52       30.68 to 30.09
                                          2005      74   29.22 to 28.80     2,138   1.85 to 1.40     0.79       26.16 to 16.23
                                          2004      58   23.16 to 22.98     1,344   1.75 to 1.40     0.34       23.19 to 22.76
                                          2003      27   18.80 to 18.72       514   1.75 to 1.40     0.00       40.89 to 40.40
Credit Suisse Global Post Venture
Capital - B                               2006      16   29.37 to 28.82       467   1.85 to 1.40     0.00       11.63 to 11.13
                                          2005      17   26.31 to 25.93       455   1.85 to 1.40     0.00       14.53 to 4.89
                                          2004      16   22.97 to 22.79       358   1.75 to 1.40     0.00       16.35 to 15.94
                                          2003       9   19.75 to 19.66       171   1.75 to 1.40     0.00       45.61 to 45.10
Dreyfus Socially Responsible Growth - B   2006      16   19.53 to 19.16       303   1.85 to 1.40     0.00        7.45 to 6.97
                                          2005      19   18.18 to 17.92       350   1.85 to 1.40     0.00       1.92 to (0.16)
                                          2004      27   17.84 to 17.70       484   1.75 to 1.40     0.21        4.46 to 4.10
                                          2003       9   17.07 to 17.00       159   1.75 to 1.40     0.00       24.01 to 23.57

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

                                                                                   EXPENSE RATIO   INVESTMENT
                                                 UNITS   UNIT FAIR VALUE   ASSETS    HIGHEST TO      INCOME    TOTAL RETURN HIGHEST
              SUB-ACCOUNT                 YEAR  (000S)  HIGHEST TO LOWEST  (000S)      LOWEST*       RATIO**       TO LOWEST***
----------------------------------------  ----  ------  -----------------  ------  --------------  ----------  --------------------
Dreyfus VIF Midcap Stock - B              2006    224    $23.07 to $22.63  $5,135   1.85% to 1.40%    0.18%        6.18% to 5.71%
                                          2005    258     21.72 to 21.41    5,573    1.85 to 1.40     0.00          7.43 to 0.54
                                          2004    252     20.22 to 20.06    5,071    1.75 to 1.40     0.22        12.64 to 12.24
                                          2003    129     17.95 to 17.88    2,305    1.75 to 1.40     0.51        29.65 to 29.20

AIM VI Utilities - - B                    2006     58     27.68 to 27.16    1,592    1.85 to 1.40     3.36        23.72 to 23.17
                                          2005     64     22.37 to 22.05    1,422    1.85 to 1.40     2.49         15.22 to 1.21
                                          2004     53     19.42 to 19.27    1,023    1.75 to 1.40     1.93        21.84 to 21.41
                                          2003     30     15.94 to 15.87      479    1.75 to 1.40     3.57        15.84 to 15.43

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6.   UNIT VALUES (CONTINUED)

* The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

** The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying funds are excluded.

*** The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

a The commencement and closing of sub-account operations for 2005 and 2006 are as follows:

           Sub-accounts Opened              2006      2005
----------------------------------------  --------  --------
Small Cap Opportunities A                           April 29
American Bond B                                      Aug 1
U.S. Global Leaders Growth A                        April 29
Active Bond A                                       April 29
Active Bond B                                       April 29
CGTC Overseas Equity B                              April 29
Independence Investment LLC Small Cap B             April 29
Marisco International Opportunities B               April 29
T Rowe Price Mid Value B                            April 29
UBS Large Cap B                                     April 29
U.S. High Yield B                                   April 29
Wellington Small Cap Growth B                       April 29
Wellington Small Cap Value B                        April 29
Wells Capital Core Bond B                           April 29
Index Allocation B                         Feb 16
Large Cap Value A                           Dec 1
Scudder Bond B                            April 29
Scudder Equity 500 Index B                 Sept 16

       JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A
                   NOTED TO FINANCIAL STATEMENTS - (CONTINUED)
                                DECEMBER 31, 2006

6. UNIT VALUES (CONTINUED)

          Sub-accounts Closed              2006      2005
----------------------------------------  -------  --------
Diversified Bond A                                 April 29
Diversified Bond B                                 April 29
Overseas A                                         April 29
Overseas B                                         April 29
Aggressive Growth A                                April 29
Aggressive Growth B                                April 29
Small Company Blend A                              April 29
Small Company Blend B                              April 29
Strategic Growth A                                 April 29
Strategic Growth B                                 April 29
Great Companies America B                          April 29
Scudder 21st Century Growth B                      April 29
Scudder Growth B                                   April 29
Scudder Eagle Focused Large Cap Growth B           April 29
Scudder Focus Value & Growth B                     April 29
Scudder Index 500 B                                 Sept 16
Large Cap Growth A                         May 1
Large Cap Growth B                         May 1
Strategic Value A                          Dec 4
Strategic Value B                          Dec 4
Mid Cap Core B                             Dec 4
Scudder Dreman Financial Services B       Sept 18
Scudder Salomon Aggressive Growth B        Dec 6
Scudder Janus Growth Opportunities B       Dec 6
Scudder MFS Strategic Value B             Sept 18
Scudder Oak Strategic Equity B             Dec 6
Scudder Income Allocation B               Sept 18
Scudder Templeton Foreign Value B          Dec 6
Scudder Mercury Large Cap Core B           Dec 6

7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                                     PART C

                                OTHER INFORMATION

Guide to Name Changes and Successions:

                                  NAME CHANGES

DATE OF CHANGE                        OLD NAME                                         NEW NAME
--------------                        --------                                         --------
October 1, 1997     FNAL Variable Account                        The Manufacturers Life Insurance Company of New York
                                                                 Separate Account A
October 1, 1997     First North American Life Assurance Company  The Manufacturers Life Insurance Company of New York
November 1, 1997    NAWL Holding Co., Inc.                       Manulife-Wood Logan Holding Co., Inc.
September 24, 1999  Wood Logan Associates, Inc.                  Manulife Wood Logan, Inc
January 1, 2005     The Manufacturers Life Insurance Company     John Hancock Life Insurance Company of New York
                    of New York Separate Account A               Separate Account A
January 1, 2005     The Manufacturers Life Insurance Company     John Hancock Life Insurance Company of New York
                    of New York                                  Separate Account A.
January 1, 2005     Manulife Financial Securities LLC            John Hancock Distributors LLC
January 1, 2005     Manufacturers Securities Services LLC        John Hancock Investment Management Services LLC

On September 30, 1997, Manufacturers Securities Services, LLC ("MSSLLC") succeeded to the business of NASL Financial Services, Inc. .

The following changes became effective January 1, 2002: (a) The Manufacturers Life Insurance Company of North America ("Manulife North America") merged into The Manufacturers Life Insurance Company (U.S.A.) with the latter becoming the owner of all of Manulife North America's assets; (b) Manulife Financial Securities LLC became the successor broker-dealer to Manufacturers Securities Services, LLC.

                                    * * * * *

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          (1) Financial Statements of the Registrant, John Hancock Life Insurance Company of New York Separate Account A (Part B of the registration statement). [FILED HEREWITH].

          (2) Financial Statements of the Depositor, John Hancock Life Insurance Company of New York (Part B of the registration statement). [FILED HEREWITH].

     (b)  Exhibits

     (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - incorporated by reference to Exhibit (b)(1)(a) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - incorporated by reference to Exhibit (b)(1)(b) to Form N-4, File No. 33-46217 filed February 25, 1998.

          (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - incorporated by reference to Exhibit (b)(1)(c) to Form N-4, File No. 33-46217 filed February 25, 1998.

     (2) Agreements for custody of securities and similar investments - Not Applicable.

     (3) (a) Form of Underwriting and Distribution Agreement-Incorporated by reference to Exhibit (b) (2) to post-effective amendment no. 12 to this registration statement filed March 1, 2002
               ("Post-Effective Amendment no. 12").

          (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - incorporated by reference to Exhibit (3)(b) to Post-Effective Amendment no. 12.

     (4)  (a)  (i)  Form of Specimen Flexible Purchase Payment Individual
                    Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit
                    (b)(4)(a) to post-effective amendment no. 4 to Registrant's Registration Statement on Form N-4, File No.33-79112, dated March 2, 1998.

               (ii) Form of Specimen Flexible Purchase Payment Individual
                    Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - incorporated by reference to Exhibit (b)(4) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4, File No. 33-46217, dated February 25, 1998.

          (b) (i) Specimen Endorsements to Contract (v24) - (i) ERISA Tax-Sheltered Annuity, (ii) Tax-Sheltered Annuity, (iii) Qualified Plan Endorsement Section 401 Plans, (iv) Simple Individual Retirement Annuity, (v) Unisex Benefits and Payments, (vi) Individual Retirement Annuity - previously filed as Exhibit (b)(4)(b) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1998.

               (ii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(4)(i) to post-effective amendment no. 5 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed April 30, 1996.

               (iii) Specimen Death Benefit Endorsement (v9) - previously filed as Exhibit (b)(3)(iii) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 28, 1997.

               (iv) Roth Individual Retirement Annuity Endorsement - previously filed as Exhibit (b)(3)(iv) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 29, 1999.

               (v) Payment Enhancement Annuity Endorsement - previously filed as Exhibit (b)(3)(v) to post-effective amendment no.1 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed April 25, 2001.

     (5)  (a)  (i)  Form of Specimen Application for Flexible Purchase
                    Payment Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v24) - previously filed as Exhibit (b)(5)(a)(i) to post-effective amendment no. 8 to Registrant's Registration Statement on Form N-4 File, No.33-79112, filed February 25, 2000.

               (ii) Form of Specimen Application for Flexible Purchase Payment
                    Individual Deferred Combination Fixed and Variable Annuity Contract, Non-Participating (v9) - previously filed as Exhibit (b)(5) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

     (6)  (a)  (i)  Declaration of Intention and Charter of First North American
                    Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(i) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (ii) Certificate of Amendment of the Declaration of Intention and
                    Charter of First North American Life Assurance Company - incorporated by reference to Exhibit (b)(6)(a)(ii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (iii) Certificate of Amendment of the Declaration of Intention
                    and Charter of The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit
                    (b)(6)(a)(iii) to post-effective amendment no. 7 to Registrant's Registration Statement on Form N-4 File, No.33-46217, filed February 25, 1998.

               (iv) Certificate of Amendment of the Declaration of Intention and
                    Charter of John Hancock Life Insurance Company of New York dated as of January 1, 2005 -incorporated by reference to Exhibit (b)(6)(a)(iv) to post-effective amendment no. 1 to Form N-4 registration statement filed on Form N-4, File No. 333-138846, filed May 1, 2007.



               (v) Certificate of Amendment of the Declaration of Intention and Charter of John Hancock Life Insurance Company of New York dated as of August 10, 2006 -incorporated by reference to Exhibit (b)(6)(a)(v) to post-effective amendment no. 1 to registration statement filed on Form N-4, File No. 333-138846, filed May 1, 2007.



          (b) By-laws of John Hancock Life Insurance Company of New York, as amended and restated as of July 31, 2006 -incorporated by reference to Exhibit (b)(6)(a)(iv) to post-effective amendment no. 1 to registration statement filed on Form N-4, File No. 333-138846, filed May 1, 2007.


     (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

     (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

          (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - incorporated by reference to Exhibit (8) (a) to post-effective amendment no. 7 to registration statement on Form N-4 File, No.33-46217, filed February 25, 1998.

          (b) Investment Services Agreement between The Manufacturers Life Insurance Company and The Manufacturers Life Insurance Company of New York - incorporated by reference to Exhibit 1(A)(8)(c) to pre-effective amendment no. 1 to The Manufacturers Life Insurance Company of New York Separate Account B Registration Statement on Form S-6, filed March 16, 1998.

     (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered (June 28, 1994) - previously filed as Exhibit (b)(9) to post-effective amendment no. 6 to Registrant's Registration Statement on Form N-4 File, No. 33-79112, filed March 2, 1999.

     (10) Written consent of Ernst & Young LLP, independent registered public accounting firm [FILED HEREWITH].

     (11) All financial statements omitted from Item 23, Financial Statements - NOT APPLICABLE.

     (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners-NOT APPLICABLE.


     (13) Schedules of computations - Incorporated by reference to Exhibit
          (b)(13) to post effective amendment no. 2 to Form N-4, file number 33-76162, filed March 1, 1996.


     (14) (a)  Not applicable.

          (b)  Not applicable.

          (c)  Not applicable.

          (d)  Not applicable.

          (e) Power of Attorney, Bradford J. Race Jr. - incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 12.

          (f)  Not applicable.

          (g) Power of Attorney, Marc Costantini and Bruce Speca - incorporated by reference to Exhibit (14)(g) to Post-Effective Amendment No. 17.

          (h)  Not applicable.

          (i)  Not applicable.

          (j) Power of Attorney, James R. Boyle, Marc Costantini, James D. Gallagher and Bruce Speca incorporated by reference to post effective amendment no. 24 to Form N-4, File no 33-79112, filed May 1, 2006.

          (k) Power of Attorney, Steven A. Finch, Katherine MacMillan, Neil M. Merkl, Diana Scott and Robert Ullmann - incorporated by reference to post-effective amendment no. 25 to Form N-4, File N. 33-79112, filed October 16, 2006.

          (l)  Power of Attorney, Thomas Borshoff, Ruth Ann Fleming, and William
               P. Hicks III - incorporated by reference to post-effective amendment no. 29 to Form N-4, File N. 33-79112, filed December 29, 2006.

Item 25. Directors and Officers of the Depositor.

     OFFICERS AND DIRECTORS OF JOHN HANCOCK LIFE INSURANCE COMPANY NEW YORK
                             AS OF FEBRUARY 27, 2007

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITION WITH DEPOSITOR
-----------------------------------   -----------------------
James D. Gallagher*                   Chairman, President, Director
Thomas Borshoff*                      Director
Marc Costantini*                      Director
Steven A. Finch*                      Director
Ruth Ann Fleming*                     Director
William P. Hicks III*                 Director
Katherine MacMillan**                 Director, Executive Vice President, Retirement Plan Services
Neil M. Merkel*                       Director
Lynne Patterson**                     Director
Bradford J. Race, Jr.*                Director
Diana Scott*                          Director
Bruce R. Speca*                       Director
Robert L. Ullmann*                    Director
James R. Boyle*                       Executive Vice President, US Insurance
Peter Copestake**                     Senior Vice President & Treasurer
Philip Clarkson**                     Vice President, US Taxation
Brian Collins**                       Vice President, US Taxation
Edward Eng*                           Vice President, Product Development, Retirement Plan Services
Robert K. Leach*                      Vice President, Annuity Product Management
Elaine Leighton*                      Vice President, Compliance and Market Conduct, Retirement Plan Services
Gregory Mack*                         Vice President, Distribution
Hugh McHaffie*                        Executive Vice President, US Wealth Management
Steven McCormick*                     Vice President, Operations, Retirement Plan Services
Thomas Samoluk*                       Vice President, Government Relations
Yiji Starr*                           Vice President and CFO
Patrick Gill**                        Controller
Alan Tonner*                          Director,Federal & Contract Compliance
Emanuel Alves*                        Secretary and Chief Administrative Officer

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.

Registrant is a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), operated as a unit investment trust. Registrant supports certain benefits payable under the Company's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Trust (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct the Company with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, the Company directly controls Registrant.

On the effective date of this Amendment to the Registration Statement, the Company and its affiliates are controlled by Manulife Financial Corporation ("MFC"). A list of other persons controlled by MFC as of December 31, 2006 appears below:

Principal Subsidiaries

The following is a list of the directly and indirectly held major operating subsidiaries of Manulife Financial Corporation.

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   THE MANUFACTURERS LIFE INSURANCE COMPANY                       100 $14,440    Toronto, Canada Leading Canadian-based financial
                                                                                                 services company that offers a
                                                                                                 diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
      Manulife Holdings (Alberta) Limited                         100            Calgary, Canada Holding company
         Manulife Holdings (Delaware) LLC                         100           Delaware, U.S.A. Holding company
            The Manufacturers Investment Corporation              100           Michigan, U.S.A. Holding company
               John Hancock Life Insurance Company                100           Michigan, U.S.A. U.S. based life insurance company
                  (U.S.A.)                                                                       that provides individual life
                                                                                                 insurance, annuities, and group
                                                                                                 pension products in all states in
                                                                                                 the U.S. except New York
                  John Hancock Life Insurance Company of          100           New York, U.S.A. Provides group pension, individual
                     New York                                                                    annuities and life insurance
                                                                                                 products in the State of New York
                  John Hancock Investment Management              95             Massachusetts, Investment advisor
                     Services, LLC                                                               U.S.A.
               Manulife Reinsurance Limited                       100          Hamilton, Bermuda Provides life and financial
                                                                                                 reinsurance
         Manulife Holdings (Bermuda) Limited                      100          Hamilton, Bermuda Holding company
      Manufacturers P&C Limited                                   100               St. Michael, Provides property and casualty and
                                                                                        Barbados financial reinsurance
         Manufacturers Life Reinsurance Limited                   100               St. Michael, Provides life and financial
                                                                                        Barbados reinsurance
         Manulife International Holdings Limited                  100          Hamilton, Bermuda Holding company
            Manulife (International) Limited                      100           Hong Kong, China Life insurance company serving Hong
                                                                                                 Kong and Taiwan
               Manulife-Sinochem Life Insurance Co. Ltd.           51            Shanghai, China Chinese life insurance company
            Manulife Asset Management (Asia) Limited              100               St. Michael, Holding company
                                                                                        Barbados
               Manulife Asset Management (Hong Kong)              100           Hong Kong, China Hong Kong investment management and
                  Limited                                                                        advisory company marketing mutual
                                                                                                 funds
      Manulife Bank of Canada                                     100           Waterloo, Canada Provides integrated banking
                                                                                                 products and service options not
                                                                                                 available from an insurance company
      Manulife Canada Ltd.                                        100           Waterloo, Canada Canadian life insurance company
         FNA Financial Inc.                                       100            Toronto, Canada Holding company
      Elliott & Page Limited                                      100            Toronto, Canada Investment counseling, portfolio
                                                                                                 and mutual fund management in
                                                                                                 Canada
      First North American Insurance Company                      100            Toronto, Canada Canadian property and casualty
                                                                                                 insurance company
      NAL Resources Management Limited                            100            Calgary, Canada Management company for oil and gas
                                                                                                 properties
      Manulife Securities International Ltd.                      100           Waterloo, Canada Mutual fund dealer for Canadian
                                                                                                 operations
      Regional Power Inc.                                        83.5           Montreal, Canada Operator of hydro-electric power
                                                                                                 projects
         MLI Resources Inc.                                       100            Calgary, Canada Holding company for oil and gas
                                                                                                 assets and Japanese operations
      Manulife Life Insurance Company                             100               Tokyo, Japan Japanese life insurance company
      P.T. Asuransi Jiwa Manulife Indonesia                        95                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
         P.T. Manulife Aset Manajemen Indonesia                  95.3                   Jakarta, Indonesian investment management
                                                                                       Indonesia and advisory company marketing
                                                                                                 mutual funds
      The Manufacturers Life Insurance Co. (Phils.), Inc.         100                    Manila, Filipino life insurance company
                                                                                     Philippines
      Manulife (Singapore) Pte. Ltd.                              100                  Singapore Singaporean life insurance company
      Manulife (Vietnam) Limited                                  100          Ho Chi Minh City, Vietnamese life insurance company
                                                                                         Vietnam
      Manulife Insurance (Thailand) Public Company Limited       97.9          Bangkok, Thailand Thai life insurance company
      Manulife Europe Ruckversicherungs-Aktiengesellschaft        100           Cologne, Germany European property and casualty
                                                                                                 reinsurance company
      MFC Global Fund Management (Europe) Limited                 100            London, England Holding company
         MFC Global Fund Investment Management (Europe)           100            London, England Investment management company for
            Limited                                                                              Manulife Financial's international
                                                                                                 funds

AS AT DECEMBER 31, 2006                                     OWNERSHIP  EQUITY
(Unaudited, Canadian $ in millions)                        PERCENTAGE INTEREST           ADDRESS DESCRIPTION
-----------------------------------                        ---------- --------           ------- -----------
MANULIFE FINANCIAL CORPORATION                                                   Toronto, Canada Publicly traded stock life
                                                                                                 insurance company
   JOHN HANCOCK HOLDINGS (DELAWARE) LLC                           100 $11,547        Wilmington, Holding company
                                                                                Delaware, U.S.A.
      John Hancock Financial Services, Inc.                       100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Life Insurance Company                      100                    Boston, Leading U.S. based financial
                                                                                  Massachusetts, services company that offers a
                                                                                          U.S.A. diverse range of financial
                                                                                                 protection products and wealth
                                                                                                 management services
            John Hancock Variable Life Insurance Company          100                    Boston, U.S. based life insurance company
                                                                                  Massachusetts, that provides variable and
                                                                                          U.S.A. universal life insurance policies,
                                                                                                 and annuity products in all states
                                                                                                 in the U.S. except New York
            P.T. Asuransi Jiwa John Hancock Indonesia            96.2                   Jakarta, Indonesian life insurance company
                                                                                       Indonesia
            Independence Declaration Holdings LLC                 100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
               Declaration Management & Research LLC              100          McLean, Virginia, Provides institutional investment
                                                                                          U.S.A. advisory services
            John Hancock Subsidiaries LLC                         100                Wilmington, Holding company
                                                                                Delaware, U.S.A.
               John Hancock Financial Network, Inc.               100                    Boston, Financial services distribution
                                                                                  Massachusetts, organization
                                                                                           U.S.A
               The Berkeley Financial Group, LLC                  100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                           U.S.A
                  John Hancock Funds LLC                          100                    Boston, Mutual fund company
                                                                                  Massachusetts,
                                                                                           U.S.A
               Hancock Natural Resource Group, Inc.               100                    Boston, Manager of globally diversified
                                                                                  Massachusetts, timberland and agricultural
                                                                                           U.S.A portfolios for public and corporate
                                                                                                 pension plans, high net-worth
                                                                                                 individuals, foundations and
                                                                                                 endowments
      John Hancock International Holdings, Inc.                   100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         Manulife Insurance (Malaysia) Berhad                    45.8              Kuala Lumpur, Malaysian life insurance company
                                                                                        Malaysia
      John Hancock International, Inc.                            100                    Boston, Holding company
                                                                                  Massachusetts,
                                                                                          U.S.A.
         John Hancock Tianan Life Insurance Company                50            Shanghai, China Chinese life insurance company

Item 27. Number of Contract Owners.

As of MARCH 31, 2007, there were 17,258 qualified and 14,794 non-qualified contracts of the series offered hereby outstanding.

Item 28. Indemnification.

Article 10 of the Charter of the Company provides as follows:

TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

     (a) Set forth below is information concerning other investment companies for which John Hancock Distributors, LLC ("JHD LLC"), the principal underwriter of the contracts, acts as investment adviser or principal underwriter.

NAME OF INVESTMENT COMPANY                                           CAPACITY IN WHICH ACTING
--------------------------                                           ------------------------
John Hancock Life Insurance Company (U.S.A.) Separate Account H      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account A      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account N      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account I      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account L      Principal Underwriter
John Hancock Life Insurance Company (U.S.A.) Separate Account M      Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account A   Principal Underwriter
John Hancock Life Insurance Company of New York Separate Account B   Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account H       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account U       Principal Underwriter
John Hancock Life Insurance Company Variable Annuity Account V       Principal Underwriter
John Hancock Life Insurance Company Variable Life Account UV         Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account I      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account JF     Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account S      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account U      Principal Underwriter
John Hancock Variable Life Insurance Company Variable Account V      Principal Underwriter

     (b) John Hancock Life Insurance Company (U.S.A.) is the sole member of John Hancock Distributors LLC (JHD LLC) and the following officers of John Hancock Life Insurance Company (U.S.A.) have power to act on behalf of JHD LLC: John DesPrez III* (Chairman and President), Marc Costantini* (Executive Vice President and Chief Financial Officer) and Jonathan Chiel* (Executive Vice President and General Counsel). The board of managers of JHD LLC (consisting of Marc Costantini*, Kevin Hill*, Steve Finch***, Katherine MacMillan** and Christopher M. Walker**) may also act on behalf of JHD LLC.

*    Principal business office is 601 Congress Street, Boston, MA 02210

**   Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***  197 Clarendon St, Boston, MA 02116

     (c)  None.

Item 30. Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31. Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

John Hancock Life Insurance Company of New York ( the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and have caused this post-effective amendment to the Registration Statement to be signed on their behalf in the City of Boston, Massachusetts, on this first day of May 2007.

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT A
(Registrant)

By: JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
    (Depositor)


By: /s/ James D. Gallagher
    ---------------------------------------
    James D. Gallagher
    Chairman and President


JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK


By: /s/ James D. Gallagher
    ---------------------------------------
    James D. Gallagher
    Chairman and President

                                   SIGNATURES

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the first day of May 2007.

Signature                               Title
---------                               -----


/s/ James D. Gallagher                  Chairman and President
-------------------------------------   (Principal Executive Officer)
James D. Gallagher


/s/ Yiji Starr                          Vice President and CFO
-------------------------------------   (Principal Financial Officer)
Yiji Starr


/s/ Patrick Gill                        Controller
-------------------------------------   (Principal Accounting Officer)
Patrick Gill


                  *                     Director
-------------------------------------
Thomas Borshoff


                  *                     Director
-------------------------------------
Marc Costantini


                  *                     Director
-------------------------------------
Steven A. Finch


                  *                     Director
-------------------------------------
Ruth Ann Fleming


                  *                     Director
-------------------------------------
William P. Hicks III


                  *                     Director
-------------------------------------
Katherine MacMillan


                  *                     Director
-------------------------------------
Neil M. Merkl


                                        Director
-------------------------------------
Lynne Patterson


                  *                     Director
-------------------------------------
Bradford J. Race, Jr.


                  *                     Director
-------------------------------------
Diana Scott


                  *                     Director
-------------------------------------
Bruce R. Speca


                  *                     Director
-------------------------------------
Robert L. Ullmann


*/s/ Arnold R. Bergman                  Chief Counsel - Annuities
-------------------------------------
Arnold R. Bergman
Pursuant to Power of Attorney

                                  EXHIBIT INDEX

ITEM NO.                          DESCRIPTION
--------                          -----------
24.(b)10   Consent of Independent Registered Public Accounting Firm